UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 05201

Thornburg Investment Trust

(Exact name of registrant as specified in charter)

C/O Thornburg Investment Management, Inc.

2300 North Ridgetop Road, Santa Fe, New Mexico 87506

(Address of principal executive offices) (Zip code)

Garrett Thornburg, 2300 North Ridgetop Road, Santa Fe, New Mexico 87506

(Name and address of agent for service)

Registrant’s telephone number, including area code: 505-984-0200

Date of fiscal year end:    September 30, 2016

Date of reporting period:    June 30, 2016

Item 1. Schedule of Investments

The following quarterly schedules of investments are attached hereto, in order:

Thornburg Low Duration Municipal Fund

Thornburg Limited Term Municipal Fund

Thornburg Intermediate Municipal Fund

Thornburg Strategic Municipal Income Fund

Thornburg California Limited Term Municipal Fund

Thornburg New Mexico Intermediate Municipal Fund

Thornburg New York Intermediate Municipal Fund

Thornburg Limited Term U.S. Government Fund

Thornburg Low Duration Income Fund

Thornburg Limited Term Income Fund

Thornburg Strategic Income Fund

Thornburg Value Fund

Thornburg International Value Fund

Thornburg Core Growth Fund

Thornburg International Growth Fund

Thornburg Investment Income Builder Fund

Thornburg Global Opportunities Fund

Thornburg Developing World Fund

Thornburg Better World International Fund

Thornburg Capital Management Fund

SCHEDULE OF INVESTMENTS

Thornburg Low Duration Municipal Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Arizona — 1.13%

	Arizona HFA, 3.00% due 12/1/2016 (Scottsdale Lincoln Hospitals)	NR/A2	$480,000	$484,810

	Arkansas — 0.74%

	Board of Trustees of the University of Arkansas, 4.00% due 11/1/2018 (Fayetteville Campus)	NR/Aa2	295,000	317,585

	California — 11.82%

	Bay Area Toll Authority, 1.00% due 4/1/2047 put 6/1/2017 (San Francisco Bay Area Toll Bridge)	AA/Aa3	250,000	250,265

	California HFFA, 4.00% due 7/1/2016 (Children’s Hospital Los Angeles; Insured: AGM)	AA/A2	200,000	200,018

	California Statewide Communities Development Authority, 5.25% due 7/1/2017 (St. Joseph Health System; Insured: AGM)	AA/A1	100,000	104,528

	City of Chula Vista, 1.65% due 7/1/2018 (San Diego Gas & Electric Co.)	A+/Aa2	1,000,000	1,000,940

[a]	City of Los Angeles GO, 3.00% due 6/29/2017 (Cash Flow Management)	SP-1+/Mig1	500,000	511,470

[a]	County of Los Angeles GO, 3.00% due 6/30/2017 (Cash Management Program)	SP-1+/Mig1	500,000	512,100

	County of Los Angeles Redevelopment Refunding Authority, 3.00% due 12/15/2016 (Covina Revitalization-Redevelopment Project)	A-/NR	575,000	580,848

	Jurupa Public Financing Authority, 4.00% due 9/1/2017	BBB+/NR	100,000	103,438

	Murrieta Valley USD GO, 2.00% due 9/1/2016 (Riverside County Educational Facilities; Insured: BAM)	AA/NR	200,000	200,520

	Riverside County Public Financing Authority, 4.00% due 9/1/2017 (Hemet Project)	A+/NR	485,000	503,818

	San Diego Redevelopment Agency, 5.00% due 9/1/2016 (Centre City Redevelopment; Insured: AMBAC)	NR/A2	50,000	50,268

	Successor Agency to the Redevelopment Agency of Carson, 4.00% due 10/1/2016 (Carson Merged and Amended Project Area)	AA-/NR	425,000	428,719

	Successor Agency to the Redevelopment Agency of the City of Chino, 5.00% due 9/1/2017 (Merged Chino Areas 2001 and 2003 and Central City Redevelopment Projects; Insured: BAM)	AA/NR	300,000	314,850

	Successor Agency to the Redevelopment Agency of the Richmond Community, 4.00% due 9/1/2017 (Harbour and Merged Area Redevelopment Projects; Insured: BAM)	AA/NR	300,000	310,911

	Colorado — 2.94%

	City of Aurora COP, 3.00% due 12/1/2016 (Aurora Municipal Center)	AA-/Aa2	530,000	535,014

	City of Aurora COP, 5.00% due 12/1/2019 (Sports Park and E-911 Projects)	AA-/Aa2	365,000	413,647

	Regional Transportation District COP, 5.00% due 6/1/2017 (FasTracks Transportation System)	A/Aa3	300,000	311,712

	Florida — 6.76%

	County of Osceola, 5.00% due 10/1/2017 (Transportation Capital Improvements; Insured: AMBAC)	A+/A1	150,000	157,680

	Florida Municipal Power Agency, 5.25% due 10/1/2018 (Stanton Project)	NR/A1	1,000,000	1,099,020

	Hillsborough County IDA, 5.65% due 5/15/2018 (Tampa Electric Co.)	BBB+/A2	200,000	216,996

	Orange County School Board COP, 5.00% due 8/1/2018 (Educational Facilities)	NR/Aa2	1,000,000	1,089,430

	Volusia County Educational Facilities Authority, 2.00% due 10/15/2016 (Embry-Riddle Aeronautical University, Inc.)	NR/Baa1	105,000	105,422

	Volusia County Educational Facilities Authority, 3.00% due 10/15/2017 (Embry-Riddle Aeronautical University, Inc.)	NR/Baa1	105,000	107,974

	Volusia County Educational Facilities Authority, 3.00% due 10/15/2018 (Embry-Riddle Aeronautical University, Inc.)	NR/Baa1	120,000	125,725

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Municipal Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Georgia — 0.47%

	City of Atlanta, 5.25% due 12/1/2016 (Atlantic Station Project; Insured: AGM)	AA/A3	200,000	203,542

	Guam — 1.40%

	Government of Guam, 3.00% due 11/15/2017 (Economic Development)	A/NR	300,000	308,316

	Government of Guam, 4.00% due 11/15/2018 (Economic Development)	A/NR	275,000	293,777

	Idaho — 1.18%

[a]	State of Idaho GO, 2.00% due 6/30/2017	SP-1+/Mig1	500,000	506,540

	Illinois — 8.73%

	Chicago Park District GO, 5.00% due 1/1/2020 (Capital Improvement Plan)	AA+/Ba1	500,000	555,340

	City of Rockford GO, 3.00% due 12/15/2016 (New Fire Station Construction; Insured: AGM)	AA/A1	250,000	252,755

	Illinois Educational Facilities Authority, 4.75% due 11/1/2036 put 11/1/2016 (Field Museum of Natural History)	A/A2	100,000	101,158

	Illinois Finance Authority, 5.00% due 11/15/2017 (Rush University Medical Center)	A+/A1	1,000,000	1,056,000

	Illinois Finance Authority, 5.00% due 8/15/2018 (Silver Cross Hospital and Medical Centers)	NR/Baa1	500,000	535,915

	Illinois Finance Authority, 5.00% due 11/15/2018 (Rush University Medical Center)	A+/A1	500,000	546,820

	State of Illinois, 4.00% due 6/15/2019 (Build Illinois Program)	AAA/Baa2	520,000	565,417

	Town of Cicero GO, 5.00% due 1/1/2018 (Cicero and Laramie Development Areas; Insured: AGM)	AA/A2	125,000	132,381

	Indiana — 2.72%

[b]	City of Evansville, 5.00% due 1/1/2018 (Waterworks District; Insured: BAM)	AA/NR	810,000	859,710

	Hammond Multi-School Building Corp., 4.00% due 7/15/2017 (Educational Facilities) (State Aid Withholding)	AA+/NR	300,000	309,903

	Kansas — 6.64%

	Kansas DFA, 5.00% due 12/1/2016 (Department of Commerce Impact Program)	AA-/A3	400,000	407,172

	Kansas DFA, 5.00% due 12/1/2018 (Department of Commerce Impact Program)	AA-/A3	1,250,000	1,363,187

	Topeka Public Building Commission, 5.00% due 6/1/2018 (10th and Jackson Projects; Insured: Natl-Re)	AA-/A3	1,000,000	1,079,700

	Kentucky — 2.63%

	Commonwealth of Kentucky State Property and Buildings Commission, 5.00% due 11/1/2019 (Project No. 112)	A/Aa3	1,000,000	1,129,260

	Louisiana — 2.61%

	City of New Orleans, 5.00% due 12/1/2017 (Water System Facilities Capital Improvement Program)	A-/NR	100,000	105,740

	City of New Orleans GO, 4.00% due 12/1/2016 (Public Improvements)	A+/A3	1,000,000	1,013,850

	Massachusetts — 1.84%

	City of Quincy GO, 2.00% due 6/16/2017 (Capital Improvements)	SP-1+/NR	500,000	506,235

	Massachusetts Educational Financing Authority, 5.50% due 1/1/2017	AA/NR	275,000	281,473

	Michigan — 6.40%

	Berkley School District GO, 4.00% due 5/1/2018 (Educational Facilities; Insured: Q-SBLF)	AA-/NR	1,000,000	1,059,090

	Charles Stewart Mott Community College GO, 5.00% due 5/1/2018 (Higher Education Facilities)	A+/NR	750,000	805,012

	Michigan Finance Authority, 4.00% due 11/15/2016 (Sparrow Clinton Hospital Cancer Center and Sparrow Ionia Hospital)	A+/A1	150,000	151,935

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Municipal Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Michigan Finance Authority, 5.00% due 5/1/2018 (School District of the City of Detroit; Insured: Q-SBLF)	AA-/NR	250,000	268,068

	Michigan State Hospital Finance Authority, 5.00% due 11/15/2016 (Ascension Health)	AA+/Aa2	200,000	203,306

	Northville Public Schools GO, 5.00% due 5/1/2017 (Educational Facilities; Insured: Q-SBLF)	NR/Aa1	250,000	258,980

	Nevada — 1.32%

	Carson City, 4.00% due 9/1/2016 (Carson Tahoe Regional Healthcare Project)	BBB+/NR	200,000	200,978

	City of Reno GO, 5.00% due 6/1/2017 (Fire Protection Projects)	A-/A1	200,000	207,920

	Washoe County School District GO, 5.25% due 6/1/2017 (Educational Facilities; Insured: AGM)	AA/Aa3	150,000	156,383

	New Jersey — 2.39%

	Essex County Improvement Authority GO, 4.00% due 10/1/2017 (County Correctional Facility)	NR/Aa2	545,000	565,961

	New Jersey Educational Facilities Authority, 5.00% due 9/1/2016 (Higher Education Capital Improvements; Insured: AGM)	AA/A2	300,000	301,203

	New Jersey Health Care Facilities Financing Authority, 5.00% due 1/1/2018 (Hackensack University Medical Center; Insured: AGM)	AA/A2	150,000	159,019

	New York — 6.64%

	City of New York GO, 5.00% due 8/1/2017 (Capital Projects)	AA/Aa2	500,000	523,715

	City of New York GO, 5.00% due 8/1/2019 (Capital Projects)	AA/Aa2	450,000	507,546

	Lake Placid Central School District GO, 5.00% due 6/15/2017 (Educational Facilities; Insured: Natl-Re) (State Aid Withholding)	NR/Aa3	200,000	208,050

	Monroe County Industrial Development Corp., 4.00% due 1/15/2018 (Monroe Community College Association; Insured: AGM)	AA/A2	200,000	208,460

	New York City Municipal Water Finance Authority, 0.37% due 6/15/2048 put 7/1/2016 (Water & Sewer System; SPA: Mizuho Bank, Ltd.) (daily demand notes)	AA+/Aa1	600,000	600,000

	New York City Transitional Finance Authority, 0.30% due 2/1/2045 put 7/1/2016 (City Capital Projects; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	800,000	800,000

	North Dakota — 1.75%

[b]	North Dakota Housing Finance Agency, 0.85% due 1/1/2017 (Housing Mortgage Finance Program)	NR/Aa1	750,000	750,338

	Ohio — 0.94%

	City of Cleveland, 3.00% due 10/1/2016 (Public Facilities)	AA/A1	200,000	201,180

	County of Franklin, 4.00% due 11/15/2033 put 8/1/2016 (OhioHealth Corp. Hospital Facilities)	AA+/Aa2	200,000	200,582

	Oklahoma — 3.25%

	Oklahoma DFA, 5.00% due 8/15/2018 (INTEGRIS Health)	AA-/Aa3	270,000	294,880

	Tulsa County Industrial Authority, 5.50% due 9/1/2018 (Jenks Public Schools)	AA-/NR	1,000,000	1,098,360

	Oregon — 2.34%

	State of Oregon GO, 2.00% due 9/15/2016 (Cash Management)	SP-1+/Mig1	1,000,000	1,003,160

	Pennsylvania — 9.88%

	City of Philadelphia, 5.00% due 10/1/2017 (Pennsylvania Gas Works)	A-/Baa1	200,000	210,474

	City of Philadelphia, 5.00% due 7/1/2018 (Pennsylvania Gas Works)	AA/A2	350,000	378,931

	Cumberland County Municipal Authority, 3.00% due 1/1/2017 (Diakon Lutheran Social Ministries Project)	NR/NR	500,000	505,205

	East Allegheny School District GO, 2.00% due 4/1/2017 (Insured: BAM) (State Aid Withholding)	AA/Ba2	300,000	302,649

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Municipal Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Lancaster County Hospital Authority, 5.00% due 11/1/2018 (Masonic Villages Project)	A/NR	1,500,000	1,636,950

	Lehigh County IDA, 0.90% due 2/15/2027 put 8/15/2017 (PPL Electric Utilities Corp. Project)	A/A1	1,000,000	1,000,890

	Wilson School District GO, 3.00% due 6/1/2017 (State Aid Withholding)	AA/NR	200,000	204,332

	South Carolina — 2.69%

	City of North Charleston Public Facilities Corp. COP, 5.00% due 10/1/2017 (Convention Center Complex)	AA-/NR	300,000	314,397

	Kershaw County Public Schools Foundation, 4.00% due 12/1/2017 (Kershaw County School District Project)	A-/A1	500,000	521,470

	Piedmont Municipal Power Agency, 5.00% due 1/1/2018 (Catawba Project)	AA/A3	300,000	318,831

	Texas — 6.83%

	City of Houston, 4.00% due 9/1/2017 (Convention & Entertainment Facilities Department)	A-/A2	200,000	207,424

[b]	City of Houston, 4.00% due 9/1/2018 (Convention & Entertainment Facilities Department)	A-/A2	675,000	719,847

	City of Houston Higher Education Finance Corp., 5.00% due 8/15/2018 (KIPP Program; Guaranty: PSF)	AAA/NR	970,000	1,055,719

	Coastal Water Authority, 4.00% due 12/15/2017 (City of Houston Projects)	AA/NR	905,000	948,476

	Utah — 1.86%

	City of Murray, 0.30% due 5/15/2037 put 7/1/2016 (IHC Health Services, Inc.; SPA: Northern Trust Co.) (daily demand notes)	AA+/Aa1	800,000	800,000

	Washington — 2.88%

	King County Public Hospital District No. 2 GO, 5.00% due 12/1/2018 (Evergreen Health)	NR/Aa3	835,000	920,880

	Ocean Beach School District No. 101 GO, 4.00% due 12/1/2017 (Educational Facilities)	NR/A2	300,000	314,022

	West Virginia — 0.47%

	Mason County, 1.625% due 10/1/2022 put 10/1/2018 (Appalachian Power Company Project)	BBB/Baa1	200,000	201,904

	Wisconsin — 0.47%

	Wisconsin Health & Educational Facilities Authority, 1.25% due 8/15/2025 put 8/15/2017 (Aurora Health Care, Inc.)	NR/A2	200,000	200,620

	TOTAL INVESTMENTS — 101.72% (Cost $43,483,993)			$43,649,046

	LIABILITIES NET OF OTHER ASSETS — (1.72)%			(736,822)

	NET ASSETS — 100.00%			$42,912,224

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

a	When-issued security.

b	Segregated as collateral for a when-issued security.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

BAM	Insured by Build America Mutual Insurance Co.

COP	Certificates of Participation

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Municipal Fund	June 30, 2016 (Unaudited)

DFA	Development Finance Authority

GO	General Obligation

HFA	Health Facilities Authority

HFFA	Health Facilities Financing Authority

IDA	Industrial Development Authority

Natl-Re	Insured by National Public Finance Guarantee Corp.

PSF	Guaranteed by Permanent School Fund

Q-SBLF	Insured by Qualified School Bond Loan Fund

USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization

Thornburg Low Duration Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest outstanding: Class A and Institutional Class (“Class I”) shares.

Significant accounting policies

The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The following summarizes the significant accounting policies of the Fund:

Valuation Policy and Procedures: Valuation of the Fund’s portfolio investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the Board of Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Municipal Fund	June 30, 2016 (Unaudited)

NOTE 2 – FAIR VALUE MEASUREMENT

Valuation Measurement: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (“FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2016. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurement at June 30, 2016
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$43,649,046	$-	$43,649,046	$-

Total Investments in Securities	$43,649,046	$-	$43,649,046	$-

In accordance with the guidance prescribed in FASB Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2016.

NOTE 3 – INVESTMENTS

At June 30, 2016, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$43,483,993

Gross unrealized appreciation on a tax basis	$168,525
Gross unrealized depreciation on a tax basis	(3,472)

Net unrealized appreciation (depreciation) on investments (tax basis)	$165,053

6

SCHEDULE OF INVESTMENTS

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Alabama — 0.87%

Alabama Public School & College Authority, 5.00% due 6/1/2019 (Education System Capital Improvements)	AA/Aa1	$4,840,000	$5,430,383

Alabama Public School & College Authority, 5.00% due 6/1/2019 (Education System Capital Improvements)	AA/Aa1	770,000	863,925

Alabama Public School & College Authority, 5.00% due 6/1/2020 (Education System Capital Improvements)	AA/Aa1	5,085,000	5,877,904

Alabama Public School & College Authority, 5.00% due 6/1/2021 (Education System Capital Improvements)	AA/Aa1	5,335,000	6,330,031

Alabama Public School & College Authority, 5.00% due 6/1/2022 (Education System Capital Improvements)	AA/Aa1	5,605,000	6,810,187

Alabama Public School & College Authority, 5.00% due 6/1/2023 (Education System Capital Improvements)	AA/Aa1	735,000	912,892

Alabama State Board of Education, 3.00% due 5/1/2017 (Calhoun Community College)	NR/A1	2,070,000	2,102,333

Alabama State Board of Education, 3.00% due 5/1/2018 (Calhoun Community College)	NR/A1	2,130,000	2,200,183

Alabama State Board of Education, 4.00% due 5/1/2019 (Calhoun Community College)	NR/A1	2,195,000	2,355,872

Alabama State Board of Education, 4.00% due 5/1/2020 (Calhoun Community College)	NR/A1	1,000,000	1,096,900

Alabama State Board of Education, 4.00% due 5/1/2021 (Calhoun Community College)	NR/A1	1,000,000	1,113,060

Alabama State Board of Education, 4.00% due 5/1/2022 (Calhoun Community College)	NR/A1	1,230,000	1,386,542

City of Birmingham GO, 4.00% due 8/1/2016 (Government Services)	AA/Aa2	3,645,000	3,656,117

City of Birmingham GO, 5.00% due 2/1/2017 (Government Services)	AA/Aa2	2,045,000	2,098,313

City of Birmingham GO, 4.00% due 8/1/2017 (Government Services)	AA/Aa2	2,760,000	2,860,409

City of Birmingham GO, 5.00% due 2/1/2018 (Government Services)	AA/Aa2	2,000,000	2,136,500

City of Mobile GO, 4.50% due 8/15/2016 (Senior Center)	NR/NR	195,000	195,478

City of Mobile GO, 5.00% due 2/15/2019 (Capital Improvements)	A+/Aa2	2,000,000	2,139,200

City of Mobile Industrial Development Board, 1.65% due 6/1/2034 put 3/20/2017 (Alabama Power Company Barry Plant Project)	A-/A1	6,000,000	6,038,340

East Alabama Health Care Authority GO, 5.00% due 9/1/2021	A/NR	1,245,000	1,448,570

East Alabama Health Care Authority GO, 5.00% due 9/1/2022	A/NR	800,000	936,744

Montgomery Waterworks and Sanitation, 5.00% due 9/1/2016	AAA/Aa1	2,080,000	2,095,954

Montgomery Waterworks and Sanitation, 5.00% due 9/1/2019	AAA/Aa1	3,375,000	3,676,421

University of Alabama at Birmingham Hospital, 5.25% due 9/1/2017	A+/A1	2,500,000	2,626,200

University of Alabama at Birmingham Hospital, 5.00% due 9/1/2018	A+/A1	1,700,000	1,844,908

Alaska — 0.47%

Alaska Energy Authority, 6.00% due 7/1/2016 (Bradley Lake Hydroelectric Project; Insured: AGM)	AA/Aa3	775,000	775,116

Alaska Housing Finance Corp., 5.00% due 12/1/2018 pre-refunded 12/1/2017 (State Capital Project; Insured: Natl-Re)	AA-/NR	1,610,000	1,710,448

Alaska Housing Finance Corp., 5.00% due 12/1/2018 (State Capital Project; Insured: Natl-Re)	AA+/Aa2	390,000	414,426

Alaska Industrial Development & Export Authority GO, 5.00% due 4/1/2017 (DeLong Mountain Transportation Project)	AA+/Aa3	3,000,000	3,097,110

Alaska Industrial Development & Export Authority GO, 5.00% due 4/1/2018 (DeLong Mountain Transportation Project)	AA+/Aa3	2,455,000	2,633,650

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	City of Valdez, 5.00% due 1/1/2021 (BP Pipelines (Alaska), Inc. Project)	A-/A2	12,000,000	13,760,040

	City of Valdez, 5.00% due 1/1/2021 (BP Pipelines (Alaska), Inc. Project)	A-/A2	3,700,000	4,242,679

	North Slope Borough GO, 5.00% due 6/30/2017 (ETM)	AA-/Aa2	5,700,000	5,951,427

	North Slope Borough GO, 5.00% due 6/30/2017	AA-/Aa2	3,100,000	3,236,741

	State of Alaska, 5.00% due 10/1/2017 (Alaska International Airports System; Insured: Natl-Re)	AA-/A1	1,115,000	1,128,458

	Arizona — 2.50%

	Arizona Board of Regents, 5.00% due 8/1/2020 (University of Arizona SPEED)	A+/Aa3	575,000	666,730

	Arizona Board of Regents, 5.00% due 8/1/2023 (University of Arizona SPEED)	A+/Aa3	800,000	992,872

	Arizona Board of Regents, 5.00% due 8/1/2024 (University of Arizona SPEED)	A+/Aa3	550,000	695,387

	Arizona Board of Regents COP, 5.00% due 7/1/2018 (Arizona State University; Insured: Natl-Re)	AA-/A1	1,285,000	1,338,405

	Arizona Board of Regents COP, 3.00% due 9/1/2018 (Northern Arizona University Projects)	A/A2	1,000,000	1,045,300

	Arizona Board of Regents COP, 5.00% due 7/1/2019 (Arizona State University; Insured: Natl-Re)	AA-/A1	3,735,000	3,891,758

	Arizona Board of Regents COP, 3.00% due 9/1/2019 (Northern Arizona University Projects)	A/A2	2,525,000	2,674,531

	Arizona Board of Regents COP, 5.00% due 9/1/2019 (Arizona State University)	AA-/A1	1,085,000	1,218,108

	Arizona Board of Regents COP, 5.00% due 9/1/2020 (Northern Arizona University Projects)	A/A2	1,000,000	1,144,690

	Arizona Board of Regents COP, 5.00% due 9/1/2020 (Arizona State University)	AA-/A1	3,170,000	3,652,315

	Arizona Board of Regents COP, 5.00% due 9/1/2021 (Arizona State University)	AA-/A1	4,020,000	4,733,992

	Arizona Board of Regents COP, 5.00% due 6/1/2022 (Arizona State University)	A+/Aa3	6,080,000	7,340,080

	Arizona Board of Regents COP, 5.00% due 9/1/2022 (Northern Arizona University Projects)	A/A2	2,500,000	2,989,275

	Arizona Board of Regents COP, 5.00% due 9/1/2022 (Arizona State University)	AA-/A1	4,380,000	5,253,328

	Arizona Board of Regents COP, 5.00% due 9/1/2023 (Northern Arizona University Projects)	A/A2	3,325,000	4,000,972

	Arizona Board of Regents COP, 5.00% due 9/1/2023 (Arizona State University)	AA-/A1	5,580,000	6,795,380

	Arizona HFA, 5.25% due 1/1/2018 (Banner Health)	AA-/NR	3,500,000	3,740,380

	Arizona HFA, 5.00% due 7/1/2018 (Dignity Health)	A/A3	1,470,000	1,588,438

	Arizona HFA, 5.00% due 7/1/2019 (Dignity Health)	A/A3	1,365,000	1,529,141

	Arizona HFA, 5.00% due 7/1/2020 (Dignity Health)	A/A3	1,290,000	1,441,046

	Arizona HFA, 5.00% due 12/1/2022 (Scottsdale Lincoln Hospitals)	NR/A2	1,600,000	1,955,360

	Arizona HFA, 5.00% due 12/1/2024 (Scottsdale Lincoln Hospitals)	NR/A2	1,500,000	1,903,800

[a]	Arizona School Facilities Board, 5.00% due 7/1/2016 (State School Land Trust; Insured: AMBAC)	NR/NR	5,775,000	5,775,693

	Arizona School Facilities Board, 5.00% due 7/1/2018 (State School Land Trust; Insured: AMBAC)	NR/NR	4,540,000	4,897,298

	Arizona School Facilities Board COP, 5.25% due 9/1/2023 pre-refunded 9/1/2018 (School Site and Building Projects)	AA-/Aa3	1,315,000	1,445,685

	Arizona Transportation Board, 5.00% due 7/1/2019	AA+/Aa2	3,510,000	3,953,243

	Arizona Transportation Board, 5.00% due 7/1/2021	AA+/Aa2	7,465,000	8,910,448

	Arizona Transportation Board, 5.00% due 7/1/2022	AA+/Aa2	5,000,000	6,010,150

	City of Glendale IDA, 5.00% due 5/15/2017 (Midwestern University)	A-/NR	1,440,000	1,491,077

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Phoenix Civic Improvement Corp., 5.00% due 7/1/2022	AA+/Aa3	1,250,000	1,527,163

City of Phoenix Civic Improvement Corp., 5.00% due 7/1/2023	AA+/Aa3	1,830,000	2,284,627

City of Phoenix Civic Improvement Corp., 5.00% due 7/1/2024	AA+/Aa3	2,000,000	2,547,660

City of Phoenix Civic Improvement Corp., 5.00% due 7/1/2025	AA+/Aa3	3,500,000	4,534,915

City of Tucson, 5.00% due 7/1/2022 (Street and Highway Projects)	AA+/A1	2,135,000	2,582,240

City of Yuma Municipal Property Corp., 5.00% due 7/1/2016 (Water and Wastewater System; Insured: Syncora) (ETM)	A+/A1	2,000,000	2,000,260

City of Yuma Municipal Property Corp., 5.00% due 7/1/2018 pre-refunded 7/1/2017 (Water and Wastewater System; Insured: Syncora)	A+/A1	2,130,000	2,222,463

Maricopa County Public Finance Corp., 5.00% due 7/1/2024 (Insured: AMBAC)	AA+/Aa1	1,000,000	1,003,940

Mohave County IDA, 7.50% due 5/1/2019 (Mohave Prison, LLC Expansion)	BBB+/NR	11,645,000	12,088,325

Pima County, 5.00% due 7/1/2016 (Ina & Roger Road Wastewater Reclamation Facilities)	AA/NR	2,000,000	2,000,260

Pima County, 4.50% due 7/1/2017 (Ina & Roger Road Wastewater Reclamation Facilities; Insured: AGM)	AA/A2	5,040,000	5,237,770

Pima County, 5.00% due 7/1/2017 (Ina & Roger Road Wastewater Reclamation Facilities)	AA/NR	2,750,000	2,871,632

Pima County, 3.00% due 7/1/2018 (Ina & Roger Road Wastewater Reclamation Facilities)	AA/NR	500,000	523,240

Pima County, 5.00% due 7/1/2018 (Ina & Roger Road Wastewater Reclamation Facilities; Insured: AGM)	AA/A2	5,000,000	5,431,050

Pima County, 5.00% due 7/1/2018 (Ina & Roger Road Wastewater Reclamation Facilities)	AA/NR	2,000,000	2,172,420

Pima County, 5.00% due 7/1/2018 (Ina & Roger Road Wastewater Reclamation Facilities)	AA/NR	700,000	760,347

Pima County, 5.00% due 7/1/2020 (Ina & Roger Road Wastewater Reclamation Facilities)	AA/NR	500,000	580,635

Pima County, 3.00% due 7/1/2021 (Ina & Roger Road Wastewater Reclamation Facilities)	AA/NR	1,200,000	1,311,300

Pima County, 5.00% due 7/1/2021 (Ina & Roger Road Wastewater Reclamation Facilities)	AA/NR	400,000	476,808

Pima County, 3.00% due 7/1/2022 (Ina & Roger Road Wastewater Reclamation Facilities)	AA/NR	1,325,000	1,461,939

Pima County, 5.00% due 7/1/2022 (Ina & Roger Road Wastewater Reclamation Facilities)	AA/NR	500,000	610,380

Pima County COP, 5.00% due 12/1/2016 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	600,000	611,100

Pima County COP, 5.00% due 12/1/2017 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	1,395,000	1,478,616

Pima County COP, 5.00% due 12/1/2018 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	2,700,000	2,962,629

Pima County COP, 5.00% due 12/1/2019 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	1,500,000	1,701,000

Pima County COP, 5.00% due 12/1/2020 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	765,000	891,546

Pima County COP, 5.00% due 12/1/2021 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	1,220,000	1,454,752

Pima County COP, 5.00% due 12/1/2022 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	1,275,000	1,532,333

Pinal County, 5.00% due 8/1/2019 (Detention and Training Facilities)	AA-/NR	1,115,000	1,252,491

Pinal County, 5.00% due 8/1/2021 (Detention and Training Facilities)	AA-/NR	1,775,000	2,102,949

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Pinal County, 5.00% due 8/1/2023 (Detention and Training Facilities)	AA-/NR	1,100,000	1,359,842

	Pinal County, 5.00% due 8/1/2024 (Detention and Training Facilities)	AA-/NR	700,000	882,105

	Pinal County, 5.00% due 8/1/2025 (Hunt Highway (Phases III-V), Ironwood Drive, Public Safety Radio & Court Buildings)	AA-/NR	3,000,000	3,777,870

	Pinal County, 5.00% due 8/1/2025 (Detention and Training Facilities)	AA-/NR	1,500,000	1,914,750

	Scottsdale IDA, 5.00% due 9/1/2019 (Scottsdale Healthcare)	NR/A2	6,885,000	7,517,594

	State of Arizona Department of Administration, 5.00% due 7/1/2018 (State Lottery; Insured: AGM)	AA/A1	8,370,000	9,063,538

	State of Arizona Department of Administration, 5.00% due 7/1/2020 (State Lottery; Insured: AGM)	AA/A1	8,705,000	10,056,799

	Arkansas — 0.30%

	Arkansas Development Finance Authority, 2.00% due 12/1/2016 (State Dept. of Environmental Quality Project)	AA-/NR	460,000	462,562

	Board of Trustees of the University of Arkansas, 2.00% due 11/1/2016 (Fayetteville Campus Athletic Facilities)	NR/Aa2	600,000	602,850

	Board of Trustees of the University of Arkansas, 5.00% due 9/15/2019 pre-refunded 9/15/2016 (Fayetteville Campus Athletic Facilities)	NR/Aa2	600,000	605,658

	Board of Trustees of the University of Arkansas, 3.00% due 11/1/2023 (Fayetteville Campus Athletic Facilities)	NR/Aa2	615,000	683,966

	City of Fort Smith, 3.50% due 10/1/2016 (Water and Sewer System Construction; Insured: AGM)	AA/NR	1,370,000	1,380,056

	City of Fort Smith, 3.50% due 10/1/2017 (Water and Sewer System Construction; Insured: AGM)	AA/NR	1,930,000	1,996,161

	City of Fort Smith, 4.00% due 10/1/2018 (Water and Sewer System Construction; Insured: AGM)	AA/NR	1,000,000	1,070,710

	City of Fort Smith, 4.00% due 10/1/2019 (Water and Sewer System Construction; Insured: AGM)	AA/NR	1,670,000	1,830,487

	Jefferson County, 4.00% due 6/1/2017 (Jefferson Regional Medical Center; Insured: AGM)	AA/NR	1,375,000	1,413,363

[a]	Jefferson County, 1.55% due 10/1/2017 (Entergy Arkansas, Inc. Project)	A-/A2	10,000,000	10,095,300

	Jefferson County, 4.50% due 6/1/2018 (Jefferson Regional Medical Center; Insured: AGM)	AA/NR	1,495,000	1,592,354

	Jefferson County, 4.50% due 6/1/2019 (Jefferson Regional Medical Center; Insured: AGM)	AA/NR	1,580,000	1,729,373

	California — 7.71%

	Alameda County COP, 5.00% due 12/1/2017 (Santa Rita Jail; Insured: AMBAC)	AA/NR	1,220,000	1,293,249

	Alameda County Joint Powers Authority, 5.00% due 12/1/2021 (Alameda County Medical Center Highland Hospital)	AA/Aa3	1,000,000	1,205,200

	Alameda County Joint Powers Authority, 5.00% due 12/1/2022 (Alameda County Medical Center Highland Hospital)	AA/Aa3	2,000,000	2,463,780

	Alameda County Joint Powers Authority, 5.00% due 12/1/2023 (Alameda County Medical Center Highland Hospital)	AA/Aa3	3,200,000	4,026,208

	Anaheim Public Financing Authority, 0.01% due 9/1/2022 (Public Improvements; Insured: AGM)	AA/A2	3,250,000	2,890,355

	Brentwood Infrastructure Financing Authority, 4.00% due 11/1/2016 (Redevelopment Agency of the City of Brentwood; Insured: AGM)	AA/NR	325,000	328,374

	Brentwood Infrastructure Financing Authority, 5.00% due 11/1/2017 (Redevelopment Agency of the City of Brentwood; Insured: AGM)	AA/NR	965,000	1,014,012

	Brentwood Infrastructure Financing Authority, 5.25% due 11/1/2018 (Redevelopment Agency of the City of Brentwood: Insured: AGM)	AA/NR	1,020,000	1,114,452

	Brentwood Infrastructure Financing Authority, 5.25% due 11/1/2019 (Redevelopment Agency of the City of Brentwood; Insured: AGM)	AA/NR	725,000	817,249

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Cabrillo USD GO, 0% due 8/1/2021 (Educational Facilities; Insured: AMBAC)	NR/NR	1,000,000	916,800

	California Educational Facilities Authority, 5.00% due 4/1/2017 (Pitzer College)	NR/A2	1,460,000	1,506,924

	California Educational Facilities Authority, 5.00% due 4/1/2021 (Chapman University)	NR/A2	4,870,000	5,715,042

	California HFFA, 5.50% due 2/1/2017 (Community Developmental Disabilities Program; Insured: California Mtg Insurance)	AA-/NR	2,575,000	2,649,701

	California HFFA, 5.50% due 2/1/2019 (Community Developmental Disabilities Program; Insured: California Mtg Insurance)	AA-/NR	2,865,000	3,211,694

	California HFFA, 5.75% due 2/1/2020 (Community Developmental Disabilities Program; Insured: California Mtg Insurance)	AA-/NR	1,975,000	2,314,029

	California HFFA, 5.00% due 3/1/2020 (Dignity Health)	A/A3	4,400,000	5,061,188

	California HFFA, 5.75% due 2/1/2021 (Community Developmental Disabilities Program; Insured: California Mtg Insurance)	AA-/NR	1,695,000	2,058,662

	California HFFA, 5.00% due 3/1/2021 (Dignity Health)	A/A3	3,450,000	4,093,080

	California HFFA, 5.25% due 3/1/2022 (Dignity Health)	A/A3	7,020,000	8,384,197

	California HFFA, 5.00% due 7/1/2043 put 10/15/2020 (St. Joseph Health System)	AA-/A1	5,000,000	5,804,000

[b]	California School Cash Reserve Program Authority, 2.00% due 6/30/2017	SP-1+/NR	6,000,000	6,080,220

	California State Economic Recovery GO, 5.00% due 7/1/2020 pre-refunded 7/1/2019	AA+/Aaa	4,200,000	4,738,398

	California State Housing Finance Agency, 2.50% due 12/1/2017 (One Santa Fe Apartments Multi-Family Housing; Collateralized: GNMA)	NR/Aa1	895,000	896,172

	California State Public Works Board, 5.00% due 9/1/2016 (Regents of University of California; Insured: Natl-Re) (ETM)	AA+/Aaa	3,000,000	3,023,130

	California State Public Works Board, 5.00% due 9/1/2017 (Regents of University of California; Insured: Natl-Re) (ETM)	AA+/Aaa	3,000,000	3,156,480

	California State Public Works Board, 5.00% due 11/1/2017 (California State University) (ETM)	A+/Aaa	3,000,000	3,178,710

	California State Public Works Board, 5.00% due 11/1/2018 (California State University) (ETM)	A+/Aaa	2,700,000	2,973,834

	California State Public Works Board, 5.00% due 4/1/2020 (California School for the Deaf Riverside Campus)	A+/A1	1,585,000	1,824,573

	California State Public Works Board, 5.00% due 6/1/2020 (Yuba City Courthouse)	A+/A1	1,675,000	1,938,528

	California State Public Works Board, 5.00% due 6/1/2020 (Coalinga State Hospital)	A+/A1	5,685,000	6,579,421

	California State Public Works Board, 5.00% due 10/1/2020 (California State University)	A+/A1	1,000,000	1,169,530

	California State Public Works Board, 5.00% due 11/1/2020 (Various Capital Projects)	A+/A1	1,500,000	1,758,840

	California State Public Works Board, 5.00% due 4/1/2021 (California School for the Deaf Riverside Campus)	A+/A1	890,000	1,055,967

	California State Public Works Board, 5.00% due 6/1/2021 (Yuba City Courthouse)	A+/A1	1,250,000	1,489,975

	California State Public Works Board, 5.00% due 6/1/2021 (Coalinga State Hospital)	A+/A1	5,000,000	5,959,900

	California State Public Works Board, 5.00% due 10/1/2021 (Various Capital Projects)	A+/A1	1,000,000	1,202,460

	California State Public Works Board, 5.00% due 11/1/2021 (Laboratory Facility and San Diego Courthouse)	A+/A1	750,000	903,750

	California State Public Works Board, 5.00% due 11/1/2021 (Various Capital Projects)	A+/A1	1,750,000	2,108,750

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	California State Public Works Board, 5.00% due 4/1/2022 (California School for the Deaf Riverside Campus)	A+/A1	500,000	606,240

	California State Public Works Board, 5.00% due 6/1/2022 (Coalinga State Hospital)	A+/A1	11,555,000	14,069,021

	California State Public Works Board, 5.00% due 11/1/2022 (Laboratory Facility and San Diego Courthouse)	A+/A1	10,075,000	12,392,351

	California State Public Works Board, 5.00% due 6/1/2023 (Yuba City Courthouse)	A+/A1	1,900,000	2,365,063

	California State Public Works Board, 5.00% due 11/1/2024 (Laboratory Facility and San Diego Courthouse)	A+/A1	2,050,000	2,570,065

	California Statewide Communities Development Authority, 5.00% due 4/1/2019 (Kaiser Foundation Hospitals)	AA-/NR	27,000,000	30,147,930

	California Statewide Communities Development Authority, 5.00% due 7/1/2020 pre-refunded 1/1/2019 (Aspire Public Schools; LOC: PCSD Guaranty Pool I, LLC)	NR/NR	1,280,000	1,352,448

	Castaic Lake Water Agency COP, 0% due 8/1/2023 (Water System Improvement; Insured: AMBAC)	AA+/NR	10,125,000	8,894,205

	Castaic USD GO, 0% due 5/1/2018 (Insured: Natl-Re)	AA-/NR	2,545,000	2,401,996

	Central Valley Financing Authority, 5.00% due 7/1/2017 (Carson Ice)	AA-/Aa3	600,000	625,920

	Central Valley Financing Authority, 5.00% due 7/1/2019 (Carson Ice)	AA-/Aa3	1,750,000	1,965,985

	Chula Vista COP, 5.25% due 3/1/2018	AA-/NR	1,170,000	1,258,873

	Chula Vista COP, 5.25% due 3/1/2019	AA-/NR	1,235,000	1,380,322

[b]	City of Los Angeles GO, 3.00% due 6/29/2017 (Cash Flow Management)	SP-1+/Mig1	48,800,000	49,919,472

	City of Redding COP, 5.00% due 6/1/2020 (Redding Power Plant-Generator Unit No. 6; Insured: AGM)	NR/A2	3,955,000	4,291,017

	Clovis USD GO, 0.01% due 8/1/2019 (Insured: Natl-Re)	AA/A3	2,685,000	2,587,132

	Community Facilities District No. 86-1 of the Irvine USD, 5.25% due 9/1/2017 (Educational Facilities; Insured: AGM)	AA/NR	5,000,000	5,247,750

	Community Facilities District No. 86-1 of the Irvine USD, 5.25% due 9/1/2018 (Educational Facilities; Insured: AGM)	AA/NR	3,000,000	3,271,080

	Community Facilities District No. 86-1 of the Irvine USD, 5.25% due 9/1/2019 (Educational Facilities; Insured: AGM)	AA/NR	3,000,000	3,385,980

	County of Los Angeles COP, 0% due 3/1/2017 (Disney Parking Garage and Walt Disney Concert Hall)	AA/A1	1,075,000	1,070,249

	County of Los Angeles COP, 0% due 9/1/2017 (Disney Parking Garage and Walt Disney Concert Hall; Insured: AMBAC)	AA/A1	1,200,000	1,189,908

	County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2020 (Bunker Hill Project)	AA-/NR	1,730,000	1,997,769

	County of Los Angeles Redevelopment Refunding Authority, 5.00% due 12/1/2020 (Bunker Hill Project)	AA-/NR	3,805,000	4,457,596

	County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2021 (Bunker Hill Project)	AA-/NR	360,000	426,323

	County of Los Angeles Redevelopment Refunding Authority, 5.00% due 12/1/2021 (Bunker Hill Project)	AA-/NR	5,805,000	6,958,976

	County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2022 (Bunker Hill Project)	AA-/NR	1,645,000	1,986,963

	County of Los Angeles Redevelopment Refunding Authority, 5.00% due 12/1/2022 (Bunker Hill Project)	AA-/NR	5,000,000	6,104,450

	County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2023 (Bunker Hill Project)	AA-/NR	450,000	554,369

	County of Los Angeles Redevelopment Refunding Authority, 5.00% due 12/1/2023 (Bunker Hill Project)	AA-/NR	6,875,000	8,556,625

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2024 (Bunker Hill Project)	AA-/NR	4,775,000	5,978,348

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 12/1/2024 (Bunker Hill Project)	AA-/NR	5,150,000	6,508,209

County of Monterey COP, 5.00% due 8/1/2016 (2009 Refinancing Project; Insured: AGM)	AA/A1	1,435,000	1,440,597

County of Monterey COP, 5.00% due 8/1/2018 (2009 Refinancing Project; Insured: AGM)	AA/A1	2,260,000	2,461,140

County of Solano COP, 5.00% due 11/15/2017 (1999 Capital Improvement Program)	AA-/A1	1,580,000	1,672,572

County of Ventura COP, 5.00% due 8/15/2016 (Healthcare Clinic Facilities) (ETM)	AA+/Aa2	1,520,000	1,528,527

County of Ventura COP, 5.25% due 8/15/2017 (Healthcare Clinic Facilities) (ETM)	AA+/Aa2	1,635,000	1,719,104

Escondido Union High School District GO, 0% due 11/1/2020 (Insured: Natl-Re)	AA-/A3	2,655,000	2,446,662

Los Angeles Convention and Exhibition Center Authority, 5.00% due 8/15/2018 (ETM)	A+/A1	2,295,000	2,508,022

Los Angeles County Public Works Financing Authority, 5.00% due 8/1/2018 (Multiple Capital Projects)	AA/A1	4,000,000	4,364,720

Los Angeles County Public Works Financing Authority, 5.00% due 8/1/2019 (Multiple Capital Projects)	AA/A1	17,935,000	20,287,175

Los Angeles USD COP, 5.00% due 10/1/2017 (Educational Facilities and Information Technology Infrastructure; Insured: AMBAC)	A+/A1	2,445,000	2,578,717

Los Angeles USD COP, 5.50% due 12/1/2018 (Educational Facilities and Information Technology Infrastructure)	A+/A1	4,600,000	5,137,602

Los Angeles USD COP, 5.50% due 12/1/2019 (Educational Facilities and Information Technology Infrastructure)	A+/A1	7,040,000	8,171,117

Los Angeles USD GO, 5.00% due 7/1/2018 pre-refunded 7/1/2017 (Educational Facilities and Information Technology Infrastructure; Insured: AGM)	AA/Aa2	4,000,000	4,178,160

Los Angeles USD GO, 5.00% due 7/1/2022 (Educational Facilities and Information Technology Infrastructure)	AA-/Aa2	12,260,000	15,074,283

Los Angeles USD GO, 5.00% due 7/1/2023 (Educational Facilities and Information Technology Infrastructure)	AA-/Aa2	11,950,000	15,023,420

Los Angeles USD GO, 5.00% due 7/1/2024 (Educational Facilities and Information Technology Infrastructure)	AA-/Aa2	10,640,000	13,669,634

Mount San Antonio Community College GO, 0.01% due 8/1/2017 (Insured: Natl-Re) (ETM)	AA/Aa2	5,000,000	4,963,450

Needles USD GO, 0% due 8/1/2023	AA-/A3	1,005,000	828,974

North City West School Facilities Financing Authority, 5.00% due 9/1/2023 (Carmel Valley Educational Facilities; Insured: AGM)	AA/NR	4,545,000	5,570,988

Northern California Power Agency, 5.00% due 7/1/2017 (Hydroelectric Project)	A+/A1	1,000,000	1,044,850

Northern California Power Agency, 5.00% due 6/1/2018 (Lodi Energy Center)	A-/A2	4,480,000	4,858,022

Northern California Power Agency, 5.00% due 7/1/2019 (Hydroelectric Project)	A+/A1	1,000,000	1,128,190

Northern California Power Agency, 5.00% due 7/1/2020 (Hydroelectric Project)	A+/A1	1,325,000	1,490,413

Oakland State Building Authority, 2.00% due 12/1/2016 (Elihu M. Harris State Office Building)	A+/A1	2,250,000	2,264,085

Oakland State Building Authority, 5.00% due 12/1/2018 (Elihu M. Harris State Office Building)	A+/A1	7,240,000	7,980,942

Oakland USD GO, 5.00% due 8/1/2022 (Construction & Modernization Project; Insured: AGM)	AA/A2	2,240,000	2,730,179

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Oakland USD GO, 5.00% due 8/1/2023 (Construction & Modernization Project; Insured: AGM)	AA/A2	1,290,000	1,605,521

Oakland USD GO, 5.00% due 8/1/2024 (Construction & Modernization Project; Insured: AGM)	AA/A2	1,500,000	1,903,260

Oakland USD GO, 5.00% due 8/1/2025 (Construction & Modernization Project; Insured: AGM)	AA/A2	1,750,000	2,250,868

Orange County Public Financing Authority, 5.00% due 7/1/2017 (Insured: Natl-Re)	AA/Aa3	1,245,000	1,298,921

Palo Alto USD GO, 0.01% due 8/1/2019	AAA/Aaa	1,000,000	970,970

Palomar Community College District GO, 0.01% due 8/1/2021	AA-/Aa2	2,560,000	2,387,430

Redevelopment Agency of the City and County of San Francisco Community Facilities District No. 4, 0.39% due 8/1/2032 put 7/1/2016 (Mission Bay North Public Improvements; LOC: Bank of America, N.A.) (daily demand notes)	NR/A1	15,825,000	15,825,000

Rocklin USD GO, 0% due 8/1/2022 (Insured: Natl-Re)	AA-/Aa2	3,910,000	3,535,226

Sacramento City Financing Authority, 0% due 12/1/2019 (Merged Downtown & Oak Park; Insured: Natl-Re)	AA-/A3	2,920,000	2,780,804

Sacramento City Financing Authority, 0% due 12/1/2021 (Merged Downtown & Oak Park; Insured: Natl-Re)	AA-/A3	1,600,000	1,447,696

Sacramento City USD GO, 5.00% due 7/1/2021 (Educational Facilities Improvements)	A+/A1	3,265,000	3,897,202

Sacramento Cogeneration Authority, 5.00% due 7/1/2017 (Procter & Gamble)	AA-/Aa3	750,000	783,330

Sacramento Municipal Utility District, 5.00% due 7/1/2016 (Cosumnes Project; Insured: Natl-Re) (ETM)	NR/A3	4,870,000	4,870,633

San Diego Convention Center Expansion Financing Authority, 5.00% due 4/15/2020	AA-/NR	4,000,000	4,589,600

San Diego Convention Center Expansion Financing Authority, 5.00% due 4/15/2021	AA-/NR	3,000,000	3,532,500

San Diego Convention Center Expansion Financing Authority, 5.00% due 4/15/2022	AA-/NR	8,000,000	9,633,360

San Diego County Regional Transportation Commission, 0.38% due 4/1/2038 put 7/8/2016 (SPA: JPMorgan Chase Bank, N.A.) (weekly demand notes)	AAA/Aa2	4,285,000	4,285,000

San Diego Redevelopment Agency, 4.50% due 9/1/2019 (Centre City Redevelopment; Insured: AMBAC)	NR/A2	1,240,000	1,248,519

San Diego USD GO, 5.50% due 7/1/2020 (Educational System Capital Projects; Insured: Natl-Re)	AA-/Aa2	10,000,000	11,860,900

San Francisco Building Authority, 2.00% due 12/1/2016 (San Francisco Civic Center Complex)	A+/A1	5,000,000	5,031,950

San Francisco Building Authority, 5.00% due 12/1/2018 (San Francisco Civic Center Complex)	A+/A1	13,130,000	14,490,399

San Joaquin Delta Community College District GO, 0% due 8/1/2019 (Insured: AGM)	AA/Aa2	7,600,000	7,088,976

Santa Ana Financing Authority, 6.25% due 7/1/2018 (Police Administration & Holding Facility; Insured: Natl-Re) (ETM)	AA-/A3	2,017,500	2,244,509

Santa Ana Financing Authority, 6.25% due 7/1/2018 (Police Administration & Holding Facility; Insured: Natl-Re)	AA-/A3	2,017,500	2,228,288

Santa Ana USD GO, 0.01% due 8/1/2019 (Insured: Natl-Re)	AA-/A3	3,425,000	3,291,048

Santa Fe Springs Community Development Commission, 0% due 9/1/2024 (Consolidated Redevelopment Project; Insured: Natl-Re)	AA-/A3	7,000,000	5,659,010

South San Francisco USD GO, 4.00% due 6/15/2018 (Educational Facilities) (ETM)	SP-1+/NR	5,130,000	5,469,401

Southeast Resource Recovery Facilities Authority, 5.25% due 12/1/2017 (Insured: AMBAC)	AA-/A2	2,000,000	2,008,260

State of California Economic Recovery GO, 5.00% due 7/1/2018 (ETM)	AA+/Aaa	3,105,000	3,377,867

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

State of California Economic Recovery GO, 5.00% due 7/1/2018 (ETM)	AA+/Aaa	895,000	973,653

State of California GO, 4.75% due 4/1/2018 (Various Purposes)	AA-/Aa3	1,250,000	1,339,850

State of California GO, 5.00% due 9/1/2020 (Various Purposes)	AA-/Aa3	10,000,000	11,693,300

State of California GO, 5.00% due 9/1/2021 (Various Purposes)	AA-/Aa3	5,000,000	6,007,750

Tuolumne Wind Project Authority, 5.00% due 1/1/2018	AA-/A2	2,000,000	2,126,480

Tuolumne Wind Project Authority, 5.00% due 1/1/2019	AA-/A2	2,000,000	2,205,100

Tustin Community Redevelopment Agency, 4.00% due 9/1/2017 (Tustin Redevelopment)	A/NR	935,000	967,781

Tustin Community Redevelopment Agency, 4.00% due 9/1/2019 (Tustin Redevelopment)	A/NR	1,010,000	1,092,174

Tustin Community Redevelopment Agency, 4.00% due 9/1/2020 (Tustin Redevelopment)	A/NR	1,050,000	1,140,678

West Contra Costa USD GO, 0% due 8/1/2022 (Educational Facilities; Insured: AGM)	AA/Aa3	4,000,000	3,581,680

West Covina Redevelopment Agency, 6.00% due 9/1/2022 (Fashion Plaza)	NR/NR	6,075,000	7,110,484

Colorado — 2.81%

City & County of Denver, 5.00% due 11/15/2016 (Airport System Capital Improvements; Insured: Natl-Re)	AA-/A1	1,725,000	1,753,497

City & County of Denver, 5.00% due 11/15/2017 (Airport System Capital Improvements; Insured: Natl-Re)	AA-/A1	1,000,000	1,058,800

City & County of Denver COP, 5.00% due 12/1/2020 (Buell Theatre Property)	AA+/Aa1	3,065,000	3,585,713

City & County of Denver COP, 5.00% due 12/1/2021 (Buell Theatre Property)	AA+/Aa1	3,825,000	4,579,825

City & County of Denver COP, 5.00% due 12/1/2023 (Buell Theatre Property)	AA+/Aa1	1,720,000	2,147,678

City & County of Denver COP, 0.37% due 12/1/2029 put 7/1/2016 (Wellington E. Webb Municipal Office Building; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	10,200,000	10,200,000

City & County of Denver COP, 0.37% due 12/1/2029 put 7/1/2016 (Wellington E. Webb Municipal Office Building; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	49,520,000	49,520,000

City & County of Denver COP, 0.37% due 12/1/2031 put 7/1/2016 (Wellington E. Webb Municipal Office Building; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	79,930,000	79,930,000

City & County of Denver School District No. 1 COP, 4.00% due 12/15/2016 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	350,000	355,313

City & County of Denver School District No. 1 COP, 4.00% due 12/15/2019 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	400,000	439,448

City & County of Denver School District No. 1 COP, 4.00% due 12/15/2020 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	600,000	670,092

City & County of Denver School District No. 1 COP, 5.00% due 12/15/2021 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	1,000,000	1,183,640

City & County of Denver School District No. 1 COP, 5.00% due 12/15/2022 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	1,030,000	1,242,293

City & County of Denver School District No. 1 COP, 5.00% due 12/15/2023 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	1,180,000	1,450,149

City & County of Denver School District No. 1 GO, 4.00% due 12/1/2016 (Capital Projects) (State Aid Withholding)	AA/Aa2	3,775,000	3,830,606

City of Longmont, 6.00% due 5/15/2019	AA+/NR	3,215,000	3,660,374

Colorado Department of Corrections COP, 5.00% due 3/1/2017 (Colorado Penitentiary II) (ETM)	AA-/Aa2	2,000,000	2,059,200

Colorado Department of Corrections COP, 5.00% due 3/1/2018 (Colorado Penitentiary II) (ETM)	AA-/Aa2	1,590,000	1,705,847

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Colorado Educational & Cultural Facilities Authority, 5.00% due 6/1/2018 (National Conference of State Legislatures)	A/A3	1,625,000	1,732,510

Colorado Educational & Cultural Facilities Authority, 5.00% due 6/1/2020 (National Conference of State Legislatures)	A/A3	1,805,000	2,030,499

Colorado Educational & Cultural Facilities Authority, 5.00% due 6/1/2021 (National Conference of State Legislatures)	A/A3	1,000,000	1,142,480

Colorado HFA, 5.25% due 5/15/2017 (Northern Colorado Medical Center; Insured: AGM) (ETM)	AA/NR	1,185,000	1,233,040

Colorado HFA, 5.25% due 5/15/2019 (Northern Colorado Medical Center; Insured: AGM) (ETM)	AA/NR	2,225,000	2,507,397

Colorado HFA, 5.00% due 5/15/2025	A+/NR	565,000	715,550

Colorado HFA, 5.00% due 5/15/2026	A+/NR	740,000	950,301

Denver Convention Center Hotel Authority, 5.25% due 12/1/2021 (Insured: Syncora)	BBB-/Baa3	3,700,000	3,752,133

Denver Convention Center Hotel Authority, 5.25% due 12/1/2022 (Insured: Syncora)	BBB-/Baa3	1,100,000	1,118,546

El Paso County COP, 4.00% due 12/1/2021 (Pikes Peak Regional Development Center)	AA/Aa2	1,000,000	1,129,640

El Paso County COP, 5.00% due 12/1/2023 (Pikes Peak Regional Development Center)	AA/Aa2	1,330,000	1,627,082

El Paso County Falcon School District No. 49 COP, 5.00% due 12/15/2020	NR/Aa3	350,000	408,153

El Paso County Falcon School District No. 49 COP, 5.00% due 12/15/2023	NR/Aa3	945,000	1,166,565

El Paso County Falcon School District No. 49 COP, 5.00% due 12/15/2024	NR/Aa3	655,000	823,623

Park Creek Metropolitan District, 5.00% due 12/1/2016 (Insured: AGM) (ETM)	AA/NR	1,035,000	1,054,137

Park Creek Metropolitan District, 5.00% due 12/1/2017 (Insured: AGM) (ETM)	AA/NR	1,525,000	1,616,210

Park Creek Metropolitan District, 5.50% due 12/1/2018 (Insured: AGM) (ETM)	AA/NR	1,200,000	1,332,876

Park Creek Metropolitan District, 5.50% due 12/1/2019 (Insured: AGM) (ETM)	AA/NR	1,000,000	1,149,730

Regents of the University of Colorado COP, 5.00% due 11/1/2016 (UCDHSC Fitzsimons Academic Facilities)	AA-/Aa2	700,000	710,500

Regents of the University of Colorado COP, 5.00% due 11/1/2017 (UCDHSC Fitzsimons Academic Facilities)	AA-/Aa2	850,000	899,062

Regional Transportation District COP, 5.00% due 6/1/2018 (FasTracks Transportation System)	A/Aa3	1,750,000	1,890,928

Regional Transportation District COP, 5.00% due 6/1/2019 (FasTracks Transportation System)	A/Aa3	4,730,000	5,294,052

Regional Transportation District COP, 5.00% due 6/1/2020 (FasTracks Transportation System)	A/Aa3	3,655,000	4,216,773

Regional Transportation District COP, 5.50% due 6/1/2021 (FasTracks Transportation System)	A/Aa3	2,370,000	2,796,695

Regional Transportation District COP, 5.00% due 6/1/2023 (North Metro Rail Line)	A/Aa3	4,000,000	4,955,680

Regional Transportation District COP, 5.00% due 6/1/2024 (North Metro Rail Line)	A/Aa3	4,000,000	4,904,560

Connecticut — 2.30%

City of Hartford GO, 5.00% due 10/1/2022 (Various Public Improvements; Insured: AGM)	AA/Baa1	1,765,000	2,095,532

City of Hartford GO, 5.00% due 7/1/2024 (Various Public Improvements; Insured: AGM)	AA/A2	800,000	972,392

City of Hartford GO, 5.00% due 7/1/2025 (Various Public Improvements; Insured: AGM)	AA/A2	1,020,000	1,253,060

City of West Haven GO, 4.00% due 8/1/2018 (Insured: AGM)	AA/A2	2,080,000	2,203,677

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Connecticut Housing Finance Authority, 0.38% due 11/15/2036 put 7/1/2016 (Housing Mortgage Financing Program; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aaa	600,000	600,000

State of Connecticut GO, 5.00% due 5/15/2023 (Various Capital Projects)	AA-/Aa3	17,500,000	21,314,650

State of Connecticut GO, 5.00% due 6/15/2023 (Educational Facilities)	AA-/Aa3	13,915,000	16,979,500

State of Connecticut GO, 5.00% due 9/1/2023 (Educational Facilities)	AA-/Aa3	5,550,000	6,803,579

State of Connecticut GO, 5.00% due 5/15/2024 (Various Capital Projects)	AA-/Aa3	20,000,000	24,768,800

State of Connecticut GO, 5.00% due 6/15/2024 (Educational Facilities)	AA-/Aa3	19,385,000	24,043,215

State of Connecticut GO, 5.00% due 8/15/2024 (Various Capital Projects)	AA-/Aa3	1,845,000	2,263,040

State of Connecticut GO, 5.00% due 5/15/2025 (Various Capital Projects)	AA-/Aa3	12,500,000	15,668,500

State of Connecticut GO, 5.00% due 6/15/2025 (Educational Facilities)	AA-/Aa3	11,015,000	13,827,790

State of Connecticut GO, 5.00% due 5/15/2026 (Various Capital Projects)	AA-/Aa3	7,000,000	8,903,090

State of Connecticut GO, 5.00% due 6/15/2026 (Educational Facilities)	AA-/Aa3	22,240,000	27,764,194

State of Connecticut GO Floating Rate Note, 1.20% due 9/15/2018 (Various Capital Projects)	AA-/Aa3	725,000	724,717

State of Connecticut GO Floating Rate Note, 1.08% due 9/15/2024 put 9/15/2017 (Various Capital Projects)	AA/Aa3	10,000,000	10,027,400

Delaware — 0.03%

Delaware Transportation Authority, 5.00% due 7/1/2020 (Transportation System)	AA+/Aa2	500,000	581,490

Delaware Transportation Authority, 5.00% due 7/1/2022 (Transportation System)	AA+/Aa2	1,440,000	1,759,766

District of Columbia — 0.25%

District of Columbia, 4.00% due 4/1/2017 (National Public Radio) (ETM)	AA-/A2	1,830,000	1,877,141

District of Columbia, 5.00% due 4/1/2018 (National Public Radio) (ETM)	NR/NR	750,000	807,518

District of Columbia, 5.00% due 4/1/2018 (National Public Radio)	AA-/A2	995,000	1,067,943

District of Columbia, 5.00% due 4/1/2019 (National Public Radio)	AA-/A2	805,000	894,299

District of Columbia, 5.00% due 4/1/2020 (National Public Radio)	AA-/A2	1,890,000	2,166,242

District of Columbia GO, 6.00% due 6/1/2018 (Insured: Natl-Re)	AA/Aa1	5,000,000	5,505,700

District of Columbia GO, 5.25% due 6/1/2020 (Insured: Syncora)	AA/Aa1	3,005,000	3,512,544

Metropolitan Washington Airports Authority, 0% due 10/1/2016 (Dulles Toll Road; Insured: AGM)	AA/A3	4,000,000	3,989,440

Florida — 7.72%

Alachua County School Board COP, 5.00% due 7/1/2022 (Educational Facilities)	A+/Aa3	1,600,000	1,898,624

Alachua County School Board COP, 5.00% due 7/1/2023 (Educational Facilities)	A+/Aa3	2,250,000	2,722,590

Broward County, 5.00% due 9/1/2017 (Port Facilities)	A-/A1	2,820,000	2,943,798

Broward County, 4.00% due 10/1/2017 (Airport, Marina & Port Improvements)	A+/A1	500,000	520,570

Broward County, 5.00% due 10/1/2017 (Airport, Marina & Port Improvements)	A+/A1	1,000,000	1,053,590

Broward County, 5.50% due 9/1/2018 (Port Facilities)	A-/A1	3,500,000	3,814,405

Broward County, 4.00% due 10/1/2018 (Airport, Marina & Port Improvements)	A+/A1	425,000	455,498

Broward County, 5.00% due 10/1/2018 (Airport, Marina & Port Improvements)	A+/A1	500,000	547,020

Broward County, 5.50% due 9/1/2019 (Port Facilities)	A-/A1	2,800,000	3,155,852

Broward County, 5.00% due 10/1/2019 (Airport, Marina & Port Improvements)	A+/A1	1,000,000	1,131,640

Broward County, 4.00% due 10/1/2020 (Airport, Marina & Port Improvements)	A+/A1	1,660,000	1,853,573

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Broward County, 5.00% due 10/1/2020 (Airport, Marina & Port Improvements)	A+/A1	2,000,000	2,329,500

	Broward County School Board COP, 5.00% due 7/1/2016 (Educational Facilities; Insured: AGM)	AA/Aa3	1,495,000	1,495,194

	Broward County School Board COP, 5.25% due 7/1/2016 (Educational Facilities; Insured: AGM)	AA/Aa3	7,630,000	7,630,992

	Broward County School Board COP, 5.25% due 7/1/2016 (Educational Facilities; Insured: AGM)	AA/Aa3	3,715,000	3,715,483

	Broward County School Board COP, 5.00% due 7/1/2017 (Educational Facilities; Insured: Natl-Re)	AA-/Aa3	1,000,000	1,042,580

	Broward County School Board COP, 5.00% due 7/1/2021 (Educational Facilities)	A+/Aa3	4,000,000	4,731,640

	Broward County School Board COP, 5.00% due 7/1/2022 (Educational Facilities)	A+/Aa3	4,580,000	5,534,976

	Broward County School Board COP, 5.00% due 7/1/2023 (Educational Facilities)	A+/Aa3	3,000,000	3,691,080

	Broward County School Board COP, 5.00% due 7/1/2023 (Educational Facilities)	A+/Aa3	2,000,000	2,460,720

	Broward County School Board COP, 5.00% due 7/1/2024 (Educational Facilities)	A+/Aa3	4,000,000	5,007,600

	Broward County School Board COP, 5.00% due 7/1/2024 (Educational Facilities)	A+/Aa3	2,000,000	2,503,800

	Broward County School Board COP, 5.00% due 7/1/2025 (Educational Facilities)	A+/Aa3	7,000,000	8,904,140

	Broward County School Board COP, 5.00% due 7/1/2025 (Educational Facilities)	A+/Aa3	5,000,000	6,360,100

	City of Fort Myers, 5.00% due 12/1/2018 (Gulf Breeze Loan Program; Insured: Natl-Re)	AA-/Aa3	2,195,000	2,321,476

	City of Fort Myers, 5.00% due 10/1/2023 (Utility Systems Capital Projects)	A/Aa3	3,360,000	4,027,464

	City of Gainesville, 0.37% due 10/1/2026 put 7/1/2016 (Utilities System; SPA: Union Bank) (daily demand notes)	AA-/Aa2	27,565,000	27,565,000

	City of Gainesville, 0.38% due 10/1/2026 put 7/1/2016 (Utilities System; SPA: Landesbank Hessen-Thueringen) (daily demand notes)	AA-/Aa2	11,110,000	11,110,000

	City of Gainesville, 0.46% due 10/1/2042 put 7/8/2016 (Utilities System; LOC: Sumitomo Mitsui Banking) (weekly demand notes)	AA-/Aa2	46,600,000	46,600,000

	City of Hollywood Community Redevelopment Agency, 5.00% due 3/1/2017 (Beach Community Redevelopment Project; Insured: Syncora) (ETM)	NR/A3	2,000,000	2,058,780

	City of Hollywood Community Redevelopment Agency, 5.00% due 3/1/2024 pre-refunded 3/1/2017 (Beach Community Redevelopment Project; Insured: Syncora)	NR/A3	4,850,000	4,992,541

	City of Jacksonville, 5.00% due 10/1/2017	AA-/Aa3	1,000,000	1,054,560

	City of Jacksonville, 5.00% due 10/1/2018	AA-/Aa3	1,050,000	1,150,359

	City of Jacksonville, 5.00% due 10/1/2019	AA-/Aa3	500,000	567,200

	City of Jacksonville, 5.00% due 10/1/2020	AA-/Aa3	1,000,000	1,167,710

[a]	City of Jacksonville, 5.00% due 10/1/2023	AA-/Aa3	1,105,000	1,375,836

	City of Lakeland, 5.00% due 10/1/2016 (Energy System; Insured: AGM)	AA/Aa3	9,780,000	9,891,785

	City of Lakeland, 5.00% due 10/1/2017 (Energy System; Insured: AGM)	AA/Aa3	7,105,000	7,499,114

	City of Lakeland, 5.00% due 10/1/2019 (Energy System; Insured: AGM)	AA/Aa3	5,000,000	5,678,900

	City of Lakeland, 5.00% due 11/15/2019 (Lakeland Regional Health Systems)	NR/A2	5,655,000	6,389,189

	City of Lakeland, 5.00% due 10/1/2020 (Energy System; Insured: AGM)	AA/Aa3	1,695,000	1,981,574

	City of Miami, 5.00% due 1/1/2018 (Street & Sidewalk Improvement Program; Insured: Natl-Re)	AA-/A2	1,970,000	2,086,329

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of North Miami Beach, 5.00% due 8/1/2017 (North Miami Beach Water Project)	A+/NR	750,000	782,625

City of North Miami Beach, 3.00% due 8/1/2018 (North Miami Beach Water Project)	A+/NR	1,280,000	1,331,494

City of North Miami Beach, 5.00% due 8/1/2019 (North Miami Beach Water Project)	A+/NR	1,650,000	1,842,308

City of North Miami Beach, 5.00% due 8/1/2020 (North Miami Beach Water Project)	A+/NR	780,000	893,131

City of North Miami Beach, 5.00% due 8/1/2021 (North Miami Beach Water Project)	A+/NR	1,000,000	1,171,830

City of Port St. Lucie, 1.875% due 7/1/2017 (Tesoro Special Assessment District; Insured: AGM)	NR/A2	250,000	251,755

City of Port St. Lucie, 2.00% due 7/1/2018 (Tesoro Special Assessment District; Insured: AGM)	NR/A2	2,215,000	2,246,874

City of Tampa, 5.00% due 11/15/2016 (BayCare Health System)	NR/Aa2	2,855,000	2,903,192

City of Tampa, 5.00% due 11/15/2017 (BayCare Health System)	NR/Aa2	1,215,000	1,286,794

Florida Atlantic University Financing Corp., 5.00% due 7/1/2016 (Innovation Village Capital Improvements)	A/A1	2,275,000	2,275,273

Florida Department of Management Services, 5.25% due 9/1/2016 (Insured: AGM)	AA+/Aa2	3,500,000	3,528,630

Florida Higher Educational Facilities Financing Authority, 5.25% due 4/1/2017 (Nova Southeastern University) (ETM)	A-/Baa1	1,325,000	1,371,044

Florida Higher Educational Facilities Financing Authority, 5.25% due 4/1/2018 (Nova Southeastern University) (ETM)	A-/Baa1	2,630,000	2,840,242

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2019 (University of Tampa)	A-/NR	1,225,000	1,346,802

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2019 (Nova Southeastern University)	A-/Baa1	1,035,000	1,143,251

Florida Higher Educational Facilities Financing Authority, 5.50% due 4/1/2019 (Nova Southeastern University) (ETM)	A-/Baa1	1,705,000	1,922,984

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2020 (Nova Southeastern University)	A-/Baa1	1,190,000	1,350,733

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2022 (University of Tampa)	A-/NR	620,000	728,977

Florida State Board of Governors, 4.00% due 7/1/2020 (University System Capital Improvements)	AA/Aa2	4,055,000	4,526,069

Florida State Board of Governors, 4.00% due 7/1/2021 (University System Capital Improvements)	AA/Aa2	4,215,000	4,788,577

Florida State Board of Governors, 4.00% due 7/1/2022 (University System Capital Improvements)	AA/Aa2	4,385,000	5,072,086

Florida State Department of Transportation GO, 5.00% due 7/1/2018	AAA/Aa1	3,000,000	3,157,530

Highlands County HFA, 5.00% due 11/15/2016 (Adventist Health System Sunbelt Group)	AA/Aa2	1,000,000	1,016,760

Highlands County HFA, 5.00% due 11/15/2017 (Adventist Health System Sunbelt Group)	AA/Aa2	3,200,000	3,389,984

Highlands County HFA, 5.00% due 11/15/2019 (Adventist Health System Sunbelt Group)	AA/Aa2	3,000,000	3,407,940

Hillsborough County, 5.00% due 11/1/2016 (Transportation Improvements; Insured: AMBAC)	AA/A1	1,000,000	1,015,040

Hillsborough County, 5.00% due 11/1/2018 (Court Facilities)	AA/A1	4,210,000	4,623,506

Hillsborough County, 5.00% due 11/1/2019 (Court Facilities)	AA/A1	4,420,000	5,023,595

Hillsborough County, 5.00% due 11/1/2020 (Court Facilities)	AA/A1	4,645,000	5,422,759

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Hillsborough County, 5.00% due 11/1/2021 (Court Facilities)	AA/A1	4,880,000	5,832,771

Hillsborough County, 5.00% due 11/1/2021 (Jail and Storm Water Projects)	AA/A1	2,300,000	2,749,052

Hillsborough County, 5.00% due 11/1/2022 (Jail and Storm Water Projects)	AA/A1	3,005,000	3,660,330

Hillsborough County IDA, 5.65% due 5/15/2018 (Tampa Electric Co.)	BBB+/A2	3,200,000	3,471,936

Hillsborough County School Board COP, 5.25% due 7/1/2017 (Educational Facilities; Insured: Natl-Re)	AA-/Aa2	1,300,000	1,359,410

Jacksonville Economic Development Commission, 6.00% due 9/1/2017 (Florida Proton Therapy Institute)	NR/NR	1,985,000	2,095,048

JEA, 4.00% due 10/1/2016 (Electric System)	A+/Aa3	3,540,000	3,571,400

JEA, 5.00% due 10/1/2018 (Water and Sewer System)	AAA/Aa2	1,500,000	1,645,485

JEA, 5.00% due 10/1/2023 (Electric System)	A+/Aa3	1,395,000	1,741,267

JEA, 5.00% due 10/1/2024 (Electric System)	A+/Aa3	1,200,000	1,503,732

Kissimmee Utility Authority, 5.25% due 10/1/2016 (Electrical Systems; Insured: AGM)	NR/A1	1,700,000	1,720,128

Lake County School Board COP, 5.25% due 6/1/2017 (Insured: AMBAC)	A/NR	2,000,000	2,082,640

Lake County School Board COP, 5.25% due 6/1/2018 (Insured: AMBAC)	A/NR	1,475,000	1,600,803

Lee County School Board COP, 5.00% due 8/1/2023 (School Facilities Improvements)	A+/Aa3	1,000,000	1,229,410

Lee County School Board COP, 5.00% due 8/1/2024 (School Facilities Improvements)	A+/Aa3	2,000,000	2,498,200

Manatee County, 5.00% due 10/1/2016 (County Capital Projects)	NR/Aa2	1,000,000	1,011,400

Manatee County, 4.00% due 10/1/2017 (Public Utilities Improvements)	NR/Aa2	1,000,000	1,041,660

Manatee County, 5.00% due 10/1/2018 (County Capital Projects)	NR/Aa2	2,400,000	2,626,248

Manatee County, 5.00% due 10/1/2021 (County Capital Projects)	NR/Aa2	2,775,000	3,318,789

Manatee County, 5.00% due 10/1/2024 (Public Utilities Improvements)	NR/Aa2	500,000	636,130

Manatee County, 5.00% due 10/1/2025 (Public Utilities Improvements)	NR/Aa2	470,000	600,571

Marion County School Board COP, 5.00% due 6/1/2018 (Insured: BAM)	AA/A2	2,500,000	2,693,925

Marion County School Board COP, 5.00% due 6/1/2019 (Insured: BAM)	AA/A2	2,635,000	2,932,254

Marion County School Board COP, 5.00% due 6/1/2020 (Insured: BAM)	AA/A2	2,760,000	3,145,158

Marion County School Board COP, 5.00% due 6/1/2021 (Insured: BAM)	AA/A2	2,505,000	2,920,329

Marion County School Board COP, 5.00% due 6/1/2024 (Insured: BAM)	AA/A2	3,065,000	3,751,652

Miami Beach GO, 4.00% due 9/1/2019	AA+/Aa2	2,745,000	3,007,559

Miami Beach GO, 5.00% due 9/1/2020	AA+/Aa2	3,720,000	4,314,493

Miami Beach GO, 4.00% due 9/1/2021	AA+/Aa2	1,015,000	1,155,912

Miami Beach GO, 5.00% due 9/1/2022	AA+/Aa2	1,000,000	1,179,260

Miami-Dade County, 0% due 10/1/2016 (Professional Sports Franchise Facilities; Insured: AGM)	AA/A1	3,535,000	3,526,410

Miami-Dade County, 0% due 10/1/2017 (Professional Sports Franchise Facilities; Insured: AGM)	AA/A1	2,435,000	2,388,638

Miami-Dade County, 0% due 10/1/2018 (Professional Sports Franchise Facilities; Insured: AGM)	AA/A1	5,385,000	5,180,585

Miami-Dade County, 0% due 10/1/2019 (Professional Sports Franchise Facilities; Insured: AGM)	AA/A1	2,170,000	2,039,887

Miami-Dade County, 5.00% due 7/1/2023 (Transit System)	AA/A1	1,000,000	1,231,860

Miami-Dade County, 5.00% due 7/1/2024 (Transit System)	AA/A1	5,565,000	6,971,498

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Miami-Dade County, 5.00% due 7/1/2025 (Transit System)	AA/A1	3,650,000	4,637,653

Miami-Dade County, 5.00% due 10/1/2025 (Miami International Airport)	A/A2	2,500,000	3,143,625

Miami-Dade County Expressway Authority, 5.00% due 7/1/2019 (Toll System; Insured: AGM)	AA/A2	7,530,000	8,423,585

Miami-Dade County Expressway Authority, 5.00% due 7/1/2024 (Toll System)	A/A2	2,000,000	2,512,320

Miami-Dade County Expressway Authority, 5.00% due 7/1/2025 (Toll System)	A/A2	2,000,000	2,496,160

Miami-Dade County GO, 5.25% due 7/1/2018 (Building Better Communities)	AA/Aa2	5,040,000	5,495,263

Miami-Dade County School Board COP, 5.00% due 10/1/2016 (Educational Facilities Improvements; Insured: AMBAC)	A/A1	1,000,000	1,011,380

Miami-Dade County School Board COP, 5.00% due 5/1/2022 (Educational Facilities Improvements)	A/A1	3,405,000	4,076,977

Miami-Dade County School Board COP, 5.00% due 5/1/2023 (Educational Facilities Improvements)	A/A1	4,130,000	5,015,968

Miami-Dade County School Board COP, 5.00% due 5/1/2024 (Educational Facilities Improvements)	A/A1	8,000,000	9,843,360

Miami-Dade County School Board COP, 5.00% due 5/1/2025 (Educational Facilities Improvements)	A/A1	15,000,000	18,761,400

Miami-Dade County School Board COP, 5.00% due 5/1/2031 put 5/1/2024 (Educational Facilities Improvements)	A/A1	2,425,000	2,984,448

Orange County HFA, 6.25% due 10/1/2016 (Orlando Health, Inc.; Insured: Natl-Re)	AA-/A2	820,000	832,177

Orange County HFA, 5.00% due 10/1/2017 (Orlando Health, Inc.)	A/A2	1,980,000	2,084,069

Orange County HFA, 5.25% due 10/1/2019 (Orlando Health, Inc.)	A/A2	6,050,000	6,869,714

Orange County HFA, 6.25% due 10/1/2021 (Orlando Health, Inc.; Insured: Natl-Re)	AA-/A2	1,870,000	2,137,504

Orange County HFA, 5.375% due 10/1/2023 (Orlando Health, Inc.)	A/A2	4,150,000	4,712,781

Orange County School Board COP, 5.00% due 8/1/2019 (Educational Facilities)	NR/Aa2	1,000,000	1,128,910

Orange County School Board COP, 5.00% due 8/1/2020 (Educational Facilities)	NR/Aa2	1,695,000	1,970,082

Orange County School Board COP, 5.00% due 8/1/2021 (Educational Facilities)	NR/Aa2	2,100,000	2,499,420

Orange County School Board COP, 5.00% due 8/1/2022 (Educational Facilities)	NR/Aa2	1,825,000	2,220,277

Orange County School Board COP, 5.00% due 8/1/2023 (Educational Facilities)	NR/Aa2	1,540,000	1,910,786

Orange County School Board COP, 5.00% due 8/1/2024 (Educational Facilities)	NR/Aa2	1,445,000	1,821,639

Orange County School Board COP, 5.00% due 8/1/2025 (Educational Facilities)	NR/Aa2	1,190,000	1,520,177

Orlando and Orange County Expressway Authority, 8.25% due 7/1/2016 (Expressway System Improvements; Insured: Natl-Re/FGIC/IBC)	AA-/NR	3,000,000	3,000,660

Palm Beach County HFA, 5.00% due 12/1/2020 (Boca Raton Regional Hospital)	BBB+/NR	600,000	684,906

Palm Beach County School Board COP, 5.00% due 8/1/2018 (Educational Facilities)	NR/Aa3	800,000	868,760

Palm Beach County School Board COP, 4.00% due 8/1/2019 (Educational Facilities)	NR/Aa3	940,000	1,026,527

Palm Beach County School Board COP, 5.00% due 8/1/2020 (Educational Facilities)	NR/Aa3	1,090,000	1,256,389

Palm Beach County School Board COP, 4.00% due 8/1/2021 (Educational Facilities)	NR/Aa3	3,835,000	4,344,978

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Palm Beach County School Board COP, 5.00% due 8/1/2022 (Educational Facilities)	NR/Aa3	1,000,000	1,210,350

Palm Beach County School Board COP, 5.00% due 8/1/2022 (Educational Facilities)	NR/Aa3	1,660,000	2,009,181

Palm Beach County School Board COP, 5.00% due 8/1/2023 (Educational Facilities)	NR/Aa3	3,500,000	4,332,055

Palm Beach County School Board COP, 5.00% due 8/1/2023 (Educational Facilities)	NR/Aa3	1,000,000	1,237,730

Palm Beach County School Board COP, 5.00% due 8/1/2024 (Educational Facilities)	NR/Aa3	1,275,000	1,609,547

Palm Beach County School Board COP, 5.00% due 8/1/2024 (Educational Facilities)	NR/Aa3	3,595,000	4,538,292

Polk County, 4.00% due 10/1/2020 (Water and Wastewater Utility Systems; Insured: AGM)	A+/Aa3	3,100,000	3,475,193

Polk County, 3.00% due 10/1/2021 (Water and Wastewater Utility Systems; Insured: AGM)	A+/Aa3	3,125,000	3,395,500

Polk County, 5.00% due 10/1/2023 (Water and Wastewater Utility Systems)	A+/Aa3	1,420,000	1,722,162

Putnam County Development Authority, 5.35% due 3/15/2042 put 5/1/2018 (Seminole Project; Insured: AMBAC)	A-/A3	10,200,000	10,977,342

Putnam County Development Authority, 5.35% due 3/15/2042 put 5/1/2018 (Seminole Project; Insured: AMBAC)	A-/A3	4,225,000	4,546,987

Reedy Creek Improvement District, 5.00% due 10/1/2017 (Walt Disney World Resort Complex Utility Systems)	A/A1	400,000	420,716

Reedy Creek Improvement District, 5.00% due 10/1/2018 (Walt Disney World Resort Complex Utility Systems)	A/A1	755,000	822,716

Reedy Creek Improvement District, 5.00% due 10/1/2021 (Walt Disney World Resort Complex Utility Systems)	A/A1	1,200,000	1,415,664

Reedy Creek Improvement District, 5.00% due 10/1/2022 (Walt Disney World Resort Complex Utility Systems)	A/A1	625,000	750,844

Reedy Creek Improvement District, 5.00% due 6/1/2023 (Buena Vista Drive Corridor Improvements)	AA-/Aa3	1,940,000	2,407,249

Reedy Creek Improvement District, 5.00% due 10/1/2023 (Walt Disney World Resort Complex Utility Systems)	A/A1	750,000	914,760

Reedy Creek Improvement District GO, 5.00% due 6/1/2021 (Walt Disney World Resort Complex Utility Systems)	AA-/Aa3	500,000	593,390

Reedy Creek Improvement District GO, 5.00% due 6/1/2023 (Walt Disney World Resort Complex Utility Systems)	AA-/Aa3	860,000	1,067,131

Reedy Creek Improvement District GO, 5.00% due 6/1/2024 (Walt Disney World Resort Complex Utility Systems)	AA-/Aa3	850,000	1,073,287

Reedy Creek Improvement District GO, 5.00% due 6/1/2025 (Walt Disney World Resort Complex Utility Systems)	AA-/Aa3	2,000,000	2,571,300

South Florida Water Management District COP, 5.00% due 10/1/2017 (Everglades Restoration Plan)	AA/Aa3	2,000,000	2,111,460

South Florida Water Management District COP, 5.00% due 10/1/2018 (Everglades Restoration Plan)	AA/Aa3	2,500,000	2,745,450

South Florida Water Management District COP, 5.00% due 10/1/2019 (Everglades Restoration Plan)	AA/Aa3	1,500,000	1,703,160

South Florida Water Management District COP, 5.00% due 10/1/2020 (Everglades Restoration Plan)	AA/Aa3	1,780,000	2,080,945

South Florida Water Management District COP, 5.00% due 10/1/2021 (Everglades Restoration Plan)	AA/Aa3	1,750,000	2,093,420

South Florida Water Management District COP, 5.00% due 10/1/2022 (Everglades Restoration Plan)	AA/Aa3	2,000,000	2,443,660

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

South Florida Water Management District COP, 5.00% due 10/1/2023 pre-refunded 10/1/2016 (Everglades Restoration Plan; Insured: AMBAC)	AA/Aa3	500,000	505,745

South Miami HFA, 5.00% due 8/15/2016 (Baptist Health)	AA-/Aa3	4,985,000	5,013,365

South Miami HFA, 5.00% due 8/15/2017 (Baptist Health)	AA-/Aa3	4,610,000	4,834,645

Sunshine State Governmental Financing Commission, 5.00% due 9/1/2021 (Miami-Dade County Program)	AA-/Aa3	1,450,000	1,723,731

Sunshine State Governmental Financing Commission, 5.00% due 9/1/2021 (Miami-Dade County Program; Insured: AGM)	AA/Aa3	5,000,000	5,936,500

Sunshine State Governmental Financing Commission, 5.00% due 9/1/2022 (Miami-Dade County Program)	AA-/Aa3	2,000,000	2,428,920

Sunshine State Governmental Financing Commission, 5.00% due 9/1/2023 (Miami-Dade County Program)	AA-/Aa3	2,100,000	2,603,685

Sunshine State Governmental Financing Commission, 5.00% due 9/1/2024 (Miami-Dade County Program)	AA-/Aa3	1,725,000	2,128,167

Tampa Bay Regional Water Supply Authority, 5.00% due 10/1/2017	AA+/Aa1	5,615,000	5,921,017

Tampa Bay Regional Water Supply Authority, 5.00% due 10/1/2018	AA+/Aa1	2,890,000	3,165,850

Tampa Bay Regional Water Supply Authority, 5.00% due 10/1/2019	AA+/Aa1	3,000,000	3,403,200

University of North Florida Foundation, Inc., 0.39% due 5/1/2028 put 7/1/2016 (Parking Facility; LOC: Wachovia Bank, N.A.) (daily demand notes)	AA-/NR	6,000,000	6,000,000

Volusia County Educational Facilities Authority, 5.00% due 10/15/2016 (Embry-Riddle Aeronautical University, Inc.; Insured: AGM)	AA/A2	2,320,000	2,349,139

Volusia County Educational Facilities Authority, 4.00% due 10/15/2017 (Embry-Riddle Aeronautical University, Inc.; Insured: AGM)	AA/A2	1,030,000	1,071,149

Volusia County Educational Facilities Authority, 5.00% due 10/15/2018 (Embry-Riddle Aeronautical University, Inc.; Insured: AGM)	AA/A2	2,075,000	2,262,684

Volusia County Educational Facilities Authority, 5.00% due 10/15/2019 (Embry-Riddle Aeronautical University, Inc.; Insured: AGM)	AA/A2	2,350,000	2,646,476

Volusia County Educational Facilities Authority, 5.00% due 10/15/2023 (Embry-Riddle Aeronautical University, Inc.)	NR/Baa1	700,000	851,291

Volusia County Educational Facilities Authority, 5.00% due 10/15/2024 (Embry-Riddle Aeronautical University, Inc.)	NR/Baa1	650,000	804,603

Volusia County Educational Facilities Authority, 5.00% due 10/15/2025 (Embry-Riddle Aeronautical University, Inc.)	NR/Baa1	400,000	496,468

Volusia County School Board COP, 5.00% due 8/1/2024 (University High School, River Springs Middle School)	NR/Aa3	1,000,000	1,262,390

Georgia — 1.87%

Athens-Clarke County Unified Government Development Authority, 4.00% due 6/15/2017 (UGAREF Bolton Commons, LLC)	NR/Aa2	495,000	510,904

Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2019 (UGAREF Bolton Commons, LLC)	NR/Aa2	400,000	448,812

Athens-Clarke County Unified Government Development Authority, 4.00% due 6/15/2020 (UGAREF Bolton Commons, LLC)	NR/Aa2	395,000	441,646

Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2022 (UGAREF Central Precinct, LLC)	NR/Aa2	800,000	969,416

Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2023 (UGAREF Central Precinct, LLC)	NR/Aa2	470,000	581,940

Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2024 (UGAREF Central Precinct, LLC)	NR/Aa2	520,000	655,762

City of Atlanta, 5.00% due 11/1/2016 (Water & Wastewater System; Insured: AGM)	AA/Aa3	3,215,000	3,263,964

City of Atlanta, 5.50% due 11/1/2016 (Water & Wastewater System; Insured: Natl-Re)	AA-/Aa3	8,215,000	8,353,916

City of Atlanta, 5.25% due 12/1/2016 (Atlantic Station; Insured: AGM)	AA/A3	3,650,000	3,714,642

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	City of Atlanta, 5.00% due 11/1/2017 (Water & Wastewater System; Insured: AGM)	AA/Aa3	4,745,000	5,023,484

	City of Atlanta, 5.00% due 1/1/2018 (Hartsfield-Jackson Atlanta International Airport)	NR/Aa3	2,100,000	2,237,046

	City of Atlanta, 5.00% due 1/1/2019 (Hartsfield-Jackson Atlanta International Airport)	NR/Aa3	3,145,000	3,470,822

	City of Atlanta, 6.00% due 11/1/2019 (Water & Wastewater System)	AA-/Aa3	5,650,000	6,617,901

	City of Atlanta, 5.00% due 1/1/2020 (Hartsfield-Jackson Atlanta International Airport)	NR/Aa3	6,000,000	6,862,020

	City of Atlanta, 5.25% due 1/1/2020 (Hartsfield-Jackson Atlanta International Airport)	NR/Aa3	5,000,000	5,746,450

	City of Atlanta, 5.00% due 1/1/2021 (Hartsfield-Jackson Atlanta International Airport)	NR/Aa3	7,000,000	7,999,180

	City of Atlanta, 5.50% due 1/1/2021 (Hartsfield-Jackson Atlanta International Airport)	NR/Aa3	3,525,000	4,206,241

	City of Atlanta, 5.00% due 11/1/2021 (Water & Wastewater System)	AA-/Aa3	2,500,000	3,007,225

	City of Atlanta, 5.00% due 11/1/2022 (Water & Wastewater System)	AA-/Aa3	1,000,000	1,231,500

	City of Atlanta, 5.00% due 1/1/2023 (Airport Passenger Facility)	AA-/Aa3	1,000,000	1,223,710

[a]	City of Atlanta, 5.00% due 11/1/2023 (Water & Wastewater System)	AA-/Aa3	1,130,000	1,423,721

	City of Atlanta, 5.00% due 1/1/2024 (Airport Passenger Facility)	AA-/Aa3	1,350,000	1,698,273

	City of Atlanta, 5.00% due 11/1/2024 (Water & Wastewater System)	AA-/Aa3	1,000,000	1,283,340

	City of Atlanta, 5.00% due 1/1/2025 (Airport Passenger Facility)	AA-/Aa3	1,645,000	2,073,391

	City of Atlanta, 5.00% due 1/1/2025 (Airport Passenger Facility)	AA-/Aa3	2,500,000	3,159,200

	City of Atlanta, 5.00% due 11/1/2025 (Water & Wastewater System)	AA-/Aa3	1,000,000	1,292,430

	County of Douglas GO, 5.00% due 8/1/2016 (Jail & Law Enforcement Complex)	AA/Aa2	4,000,000	4,015,720

	Development Authority of Bartow County, 2.70% due 8/1/2043 put 8/23/2018 (Georgia Power Co. Plant Bowen Project)	A-/A3	6,000,000	6,214,980

	Fulton County Development Authority, 5.00% due 10/1/2022 (Georgia Tech Athletic Association)	NR/A2	4,550,000	5,502,269

	Fulton County Facilities Corp. COP, 5.00% due 11/1/2017 (Public Purpose Project)	AA-/Aa2	8,400,000	8,881,320

	Fulton County Facilities Corp. COP, 5.00% due 11/1/2019 (Public Purpose Project)	AA-/Aa2	6,600,000	7,476,348

	Gwinnett County School District GO, 4.50% due 10/1/2017 (Capital Projects)	AAA/Aaa	13,000,000	13,642,590

	Hospital Authority of Gwinnett County, 5.00% due 7/1/2023 (Gwinnett Hospital System, Inc.; Insured: AGM)	NR/A2	5,000,000	5,593,350

	LaGrange-Troup County Hospital Authority, 5.00% due 7/1/2018 (West Georgia Health Foundation, Inc.)	A+/Aa2	1,070,000	1,102,089

	Main Street Natural Gas, Inc., 5.00% due 3/15/2018 (Georgia Gas)	BBB+/Baa1	5,000,000	5,289,050

	Municipal Electric Authority of Georgia, 6.60% due 1/1/2018 (Insured: Natl-Re)	AA-/A1	655,000	677,362

	State of Georgia GO, 5.00% due 7/1/2017 (Capital Projects)	AAA/Aaa	8,625,000	9,008,295

	Valdosta and Lowndes County Hospital Authority, 5.00% due 10/1/2022 (South Medical Center)	AA-/Aa2	1,500,000	1,783,620

	Guam — 0.62%

	Government of Guam, 5.25% due 12/1/2016 (Layon Solid Waste Disposal Facility)	BBB+/NR	5,610,000	5,705,819

	Government of Guam, 5.25% due 12/1/2017 (Layon Solid Waste Disposal Facility)	BBB+/NR	2,000,000	2,117,060

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Government of Guam, 5.50% due 12/1/2018 (Layon Solid Waste Disposal Facility)	BBB+/NR	3,000,000	3,305,550

Government of Guam, 5.00% due 11/15/2019 (Various Capital Projects)	A/NR	1,000,000	1,126,370

Government of Guam, 5.50% due 12/1/2019 (Layon Solid Waste Disposal Facility)	BBB+/NR	2,000,000	2,279,300

Government of Guam, 5.00% due 11/15/2020 (Various Capital Projects)	A/NR	1,500,000	1,730,265

Government of Guam, 5.00% due 11/15/2021 (Various Capital Projects)	A/NR	2,210,000	2,589,899

Government of Guam, 5.00% due 11/15/2022 (Various Capital Projects)	A/NR	2,960,000	3,518,463

Government of Guam, 5.00% due 11/15/2023 (Various Capital Projects)	A/NR	6,280,000	7,594,530

Government of Guam, 5.00% due 11/15/2024 (Various Capital Projects)	A/NR	4,500,000	5,520,600

Guam Government Waterworks Authority, 5.25% due 7/1/2020 (Water & Wastewater System Improvements)	A-/Baa2	300,000	343,800

Guam Government Waterworks Authority, 5.25% due 7/1/2022 (Water & Wastewater System Improvements)	A-/Baa2	1,050,000	1,254,267

Guam Government Waterworks Authority, 5.25% due 7/1/2023 (Water & Wastewater System Improvements)	A-/Baa2	645,000	787,010

Guam Power Authority, 5.00% due 10/1/2019 (Electric Power System; Insured: AGM)	AA/A2	1,000,000	1,128,710

Guam Power Authority, 5.00% due 10/1/2020 (Electric Power System; Insured: AGM)	AA/A2	1,500,000	1,741,695

Guam Power Authority, 5.00% due 10/1/2022 (Electric Power System; Insured: AGM)	AA/A2	6,340,000	7,658,466

Hawaii — 1.36%

City and County of Honolulu GO, 5.00% due 11/1/2019 (Capital Improvements)	NR/Aa1	3,620,000	4,122,022

City and County of Honolulu GO, 5.00% due 11/1/2020 (Capital Improvements)	NR/Aa1	8,265,000	9,702,697

City and County of Honolulu GO, 5.00% due 11/1/2021 (Capital Improvements)	NR/Aa1	2,770,000	3,334,692

City and County of Honolulu GO, 5.00% due 11/1/2022 (Capital Improvements)	NR/Aa1	1,750,000	2,156,123

City and County of Honolulu GO, 5.00% due 11/1/2022 (Capital Improvements)	NR/Aa1	6,695,000	8,248,709

County of Hawaii GO, 5.00% due 9/1/2021 (Capital Improvements)	AA-/Aa2	1,500,000	1,796,490

County of Hawaii GO, 5.00% due 9/1/2021 (Capital Improvements)	AA-/Aa2	2,165,000	2,592,934

County of Hawaii GO, 5.00% due 9/1/2022 (Capital Improvements)	AA-/Aa2	1,250,000	1,533,850

County of Hawaii GO, 5.00% due 9/1/2022 (Capital Improvements)	AA-/Aa2	1,000,000	1,227,080

County of Hawaii GO, 5.00% due 9/1/2023 (Capital Improvements)	AA-/Aa2	800,000	1,004,472

County of Hawaii GO, 5.00% due 9/1/2023 (Capital Improvements)	AA-/Aa2	1,500,000	1,883,385

County of Hawaii GO, 5.00% due 9/1/2023 (Capital Improvements)	AA-/Aa2	1,000,000	1,255,590

County of Hawaii GO, 5.00% due 9/1/2023 (Capital Improvements)	AA-/Aa2	1,000,000	1,255,590

County of Hawaii GO, 5.00% due 9/1/2023 (Capital Improvements)	AA-/Aa2	1,000,000	1,255,590

County of Hawaii GO, 5.00% due 9/1/2024 (Capital Improvements)	AA-/Aa2	2,000,000	2,556,860

County of Hawaii GO, 5.00% due 9/1/2024 (Capital Improvements)	AA-/Aa2	1,430,000	1,828,155

County of Hawaii GO, 5.00% due 9/1/2024 (Capital Improvements)	AA-/Aa2	1,515,000	1,936,821

County of Hawaii GO, 5.00% due 9/1/2025 (Capital Improvements)	AA-/Aa2	2,000,000	2,606,840

County of Hawaii GO, 5.00% due 9/1/2025 (Capital Improvements)	AA-/Aa2	1,255,000	1,635,792

County of Hawaii GO, 5.00% due 9/1/2026 (Capital Improvements)	AA-/Aa2	1,500,000	1,959,330

County of Hawaii GO, 5.00% due 9/1/2026 (Capital Improvements)	AA-/Aa2	2,085,000	2,723,469

County of Hawaii GO, 5.00% due 9/1/2026 (Capital Improvements)	AA-/Aa2	500,000	653,110

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	State of Hawaii GO, 5.00% due 11/1/2017 (Hawaiian Home Lands Settlement)	AA/Aa2	12,000,000	12,703,680

	State of Hawaii GO, 5.00% due 11/1/2018 (Hawaiian Home Lands Settlement)	AA/Aa2	20,000,000	21,987,200

	State of Hawaii GO, 5.00% due 12/1/2019 pre-refunded 12/1/2019 (Hawaiian Home Lands Settlement) (ETM)	NR/NR	1,545,000	1,763,339

	State of Hawaii GO, 5.00% due 12/1/2019 (Hawaiian Home Lands Settlement)	AA/Aa2	1,455,000	1,659,922

	State of Hawaii GO, 5.00% due 12/1/2020 (Hawaiian Home Lands Settlement)	AA/Aa2	2,500,000	2,942,500

	State of Hawaii GO, 5.00% due 12/1/2021 (Hawaiian Home Lands Settlement)	AA/Aa2	3,000,000	3,618,240

	State of Hawaii GO, 5.00% due 12/1/2022 pre-refunded 12/1/2021 (Hawaiian Home Lands Settlement)	NR/NR	3,060,000	3,706,486

	State of Hawaii GO, 5.00% due 12/1/2022 (Hawaiian Home Lands Settlement)	AA/Aa2	940,000	1,134,683

	Idaho — 0.60%

	Idaho HFA, 5.00% due 12/1/2022 (Trinity Health Credit Group)	AA-/Aa3	1,000,000	1,236,000

	Idaho HFA, 5.00% due 12/1/2023 (Trinity Health Credit Group)	AA-/Aa3	2,200,000	2,773,320

	Idaho HFA, 5.00% due 12/1/2024 (Trinity Health Credit Group)	AA-/Aa3	1,000,000	1,282,900

	Regents of the University of Idaho, 5.25% due 4/1/2041 put 4/1/2021	A+/Aa3	13,160,000	15,438,522

[b]	State of Idaho GO, 2.00% due 6/30/2017	SP-1+/Mig1	25,825,000	26,162,791

	Illinois — 5.30%

	Board of Education of the City of Chicago GO, 0.01% due 12/1/2020 (Educational Facilities; Insured: BHAC)	AA+/Aa1	12,000,000	10,454,400

	Board of Trustees of Southern Illinois University, 5.25% due 4/1/2020 (Housing & Auxiliary Facilities; Insured: Natl-re)	AA-/A3	1,000,000	1,141,830

	Chicago Housing Authority, 5.00% due 7/1/2016 (Housing Transformation Capital Program; Insured: AGM) (ETM)	NR/A2	2,000,000	2,000,240

[a]	Chicago Midway International Airport, 5.00% due 1/1/2022	A/A3	800,000	958,584

	Chicago Midway International Airport, 5.00% due 1/1/2023	A/A3	1,900,000	2,330,350

	Chicago Midway International Airport, 5.00% due 1/1/2024	A/A3	1,000,000	1,221,290

	Chicago O’Hare International Airport, 5.00% due 1/1/2019 (2015 Airport Projects)	A/NR	3,000,000	3,302,940

	Chicago O’Hare International Airport, 5.00% due 1/1/2020 (2015 Airport Projects)	A/NR	2,350,000	2,671,033

	Chicago O’Hare International Airport, 5.00% due 1/1/2021 (2015 Airport Projects)	A/NR	3,000,000	3,501,120

	Chicago O’Hare International Airport, 5.00% due 1/1/2022 (Capital Development Programs)	A/A2	5,835,000	6,767,958

	Chicago Park District GO, 4.00% due 1/1/2017 (Capital Improvement Plan)	AA+/NR	1,000,000	1,014,250

	Chicago Park District GO, 4.00% due 1/1/2018 (Capital Improvement Plan)	AA+/NR	1,250,000	1,300,638

	Chicago Park District GO, 4.00% due 1/1/2018 (Capital Improvement Plan)	AA+/NR	1,420,000	1,477,524

	Chicago Park District GO, 4.00% due 1/1/2018 (Capital Improvement Plan)	AA+/NR	945,000	983,282

	Chicago Park District GO, 5.00% due 1/1/2018 (Capital Improvement Plan)	AA+/Ba1	1,150,000	1,213,653

	Chicago Park District GO, 4.00% due 1/1/2019 (Capital Improvement Plan)	AA+/NR	1,745,000	1,855,755

	Chicago Park District GO, 4.00% due 1/1/2019 (Capital Improvement Plan)	AA+/NR	820,000	872,045

	Chicago Park District GO, 4.00% due 1/1/2020 (Capital Improvement Plan)	AA+/NR	2,730,000	2,939,746

	Chicago Park District GO, 4.00% due 1/1/2020 (Capital Improvement Plan)	AA+/NR	815,000	877,616

	Chicago Park District GO, 5.00% due 1/1/2020 (Capital Improvement Plan)	AA+/Ba1	530,000	588,660

	Chicago Park District GO, 5.00% due 1/1/2021 (Capital Improvement Plan)	AA+/NR	2,840,000	3,223,485

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Chicago Park District GO, 5.00% due 1/1/2022 (Capital Improvement Plan)	AA+/NR	1,485,000	1,708,522

Chicago Park District GO, 5.00% due 1/1/2022 (Capital Improvement Plan)	AA+/NR	1,940,000	2,232,009

Chicago Park District GO, 5.00% due 1/1/2023 (Capital Improvement Plan)	AA+/NR	1,605,000	1,876,967

Chicago Park District GO, 5.00% due 1/1/2023 (Capital Improvement Plan)	AA+/NR	3,215,000	3,759,782

Chicago Park District GO, 5.00% due 1/1/2023 (Capital Improvement Plan)	AA+/NR	1,675,000	1,958,829

Chicago Park District GO, 5.00% due 1/1/2024 (Capital Improvement Plan)	AA+/NR	1,305,000	1,552,480

Chicago Park District GO, 5.00% due 1/1/2024 (Capital Improvement Plan)	AA+/NR	1,340,000	1,594,118

Chicago Park District GO, 5.00% due 1/1/2024 (Capital Improvement Plan)	AA+/NR	1,760,000	2,093,766

Chicago School Reform Board of Trustees of the Board of Education GO, 5.25% due 12/1/2021 (School District Capital Improvement Program; Insured: Natl-Re)	AA-/A3	1,500,000	1,653,960

Chicago Transit Authority, 5.25% due 6/1/2017 (Federal Transit Program-Rail Systems; Insured: AGM)	A/A3	3,000,000	3,108,390

Chicago Transit Authority, 5.50% due 6/1/2018 (Federal Transit Program-Rail Systems; Insured: AGM)	A/A3	2,500,000	2,696,150

City of Chicago, 4.00% due 1/1/2017 (Wastewater Transmission System)	A/NR	2,000,000	2,026,980

City of Chicago, 4.00% due 1/1/2018 (Wastewater Transmission System)	A/Baa3	1,475,000	1,530,711

City of Chicago, 5.00% due 1/1/2018 (Wastewater Transmission System)	A/NR	2,500,000	2,631,450

City of Chicago, 5.00% due 1/1/2019 (Wastewater Transmission System)	A/NR	1,750,000	1,897,192

City of Chicago, 5.00% due 1/1/2020 (Wastewater Transmission System)	A/NR	1,000,000	1,111,400

City of Chicago, 5.00% due 1/1/2020 (Project Fund; Insured: AGM)	AA/A2	1,320,000	1,339,430

City of Chicago, 5.50% due 1/1/2020 (Wastewater Transmission System; Insured: BHAC)	AA+/Aa1	1,250,000	1,325,763

City of Chicago, 5.00% due 1/1/2021 (Wastewater Transmission System)	A/NR	1,000,000	1,132,710

City of Chicago, 5.00% due 1/1/2021 (Riverwalk Expansion Project; Insured: AGM)	BBB/Ba1	1,410,000	1,520,558

City of Chicago, 5.00% due 1/1/2022 (Wastewater Transmission System)	A/NR	2,000,000	2,307,800

City of Chicago, 5.00% due 1/1/2023 (Wastewater Transmission System)	A/NR	3,000,000	3,512,310

City of Chicago, 5.00% due 1/1/2023 (Chicago Midway Airport)	A/A3	6,215,000	7,622,697

City of Chicago, 5.00% due 1/1/2023 (Riverwalk Expansion Project; Insured: AGM)	BBB/Ba1	1,000,000	1,094,470

City of Chicago, 5.00% due 1/1/2024 (Project Fund)	AA/Ba1	5,510,000	5,909,861

City of Chicago, 5.00% due 1/1/2024 (Wastewater Transmission System)	A/NR	6,250,000	7,421,000

City of Chicago, 5.00% due 1/1/2024 (Chicago Midway Airport)	A/A3	16,060,000	19,309,580

City of Chicago, 5.00% due 1/1/2025 (Wastewater Transmission System)	A/NR	4,500,000	5,414,220

City of Chicago, 5.00% due 1/1/2026 (Project Fund)	AA/Ba1	6,030,000	6,436,422

City of Chicago, 5.00% due 1/1/2027 (Project Fund)	AA/Ba1	6,310,000	6,720,150

City of Chicago Board of Education GO, 5.00% due 12/1/2018 (Insured: Natl-Re)	AA-/A3	1,000,000	1,055,420

City of Chicago Building Acquisition Certificates GO, 5.40% due 1/1/2018 (Parking Facility Improvements; Insured: AGM)	AA/A2	1,110,000	1,114,351

City of Chicago GO, 5.44% due 1/1/2018 (Transportation Infrastructure Capital Projects; Insured: Natl-Re)	AA-/A3	3,050,000	3,091,968

City of Chicago School Reform Board of Trustees GO, 5.25% due 12/1/2017 (Insured: Natl-Re)	AA-/A3	4,100,000	4,267,280

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Mount Vernon GO, 4.00% due 12/15/2019 (Various Municipal Capital Improvements; Insured: AGM)	AA/A2	1,000,000	1,096,480

City of Mount Vernon GO, 4.00% due 12/15/2020 (Various Municipal Capital Improvements; Insured: AGM)	AA/A2	785,000	874,898

City of Mount Vernon GO, 4.00% due 12/15/2021 (Various Municipal Capital Improvements; Insured: AGM)	AA/A2	1,640,000	1,812,085

City of Quincy, 5.00% due 11/15/2016 (Blessing Hospital)	A-/A2	1,750,000	1,774,868

City of Quincy, 5.00% due 11/15/2017 (Blessing Hospital)	A-/A2	500,000	523,910

City of Waukegan GO, 5.00% due 12/30/2019 (Lakehurst Redevelopment Project; Insured: AGM)	NR/A2	1,935,000	2,165,091

City of Waukegan GO, 5.00% due 12/30/2020 (Lakehurst Redevelopment Project; Insured: AGM)	NR/A2	1,000,000	1,144,260

City of Waukegan GO, 5.00% due 12/30/2021 (Lakehurst Redevelopment Project; Insured: AGM)	NR/A2	2,100,000	2,449,230

City of Waukegan GO, 5.00% due 12/30/2022 (Lakehurst Redevelopment Project; Insured: AGM)	NR/A2	1,000,000	1,186,040

Community College District No. 516 GO, 4.50% due 12/15/2020 (Waubonsee Community College)	NR/Aa1	1,325,000	1,521,882

Community College District No. 516 GO, 5.00% due 12/15/2021 (Waubonsee Community College)	NR/Aa1	6,175,000	7,397,650

Community Consolidated School District No. 146 GO, 9.00% due 12/1/2016 (Tinley Park; Insured: Natl-Re)	NR/Aa2	1,315,000	1,358,566

Community Consolidated School District No. 158 GO, 0% due 1/1/2017 (McHenry and Kane Counties; Insured: Natl-Re) (ETM)	NR/A3	95,000	94,671

Community Consolidated School District No. 158 GO, 0% due 1/1/2017 (McHenry and Kane Counties; Insured: Natl-Re)	NR/A3	1,090,000	1,080,495

Community Consolidated School District No. 93 GO, 2.00% due 1/1/2017 (Village of Carol Stream)	AA+/NR	370,000	372,427

Community High School District No. 127 GO, 9.00% due 2/1/2017 (Lake County-Grayslake Educational Facilities.; Insured: AGM)	AA+/A2	2,025,000	2,116,186

Community High School District No. 127 GO, 7.375% due 2/1/2020 (Lake County-Grayslake Educational Facilities.; Insured: Syncora)	AA+/NR	1,000,000	1,209,620

Community Unit School District No. 200 GO, 5.25% due 10/1/2023 (DuPage County Educational Facilities; Insured: FSA)	AA/Aa3	1,000,000	1,127,950

Community Unit School District No. 302 GO, 0.01% due 2/1/2021 (Kane & DeKalb County Educational Facilities; Insured: Natl-Re)	NR/Aa3	3,165,000	2,866,161

Community Unit School District No. 428 GO, 0% due 1/1/2021 (DeKalb County Educational Facilities)	AA-/Aa2	6,140,000	5,622,459

Cook County Community College District No. 508 GO, 5.00% due 12/1/2020 (City Colleges of Chicago)	AA/NR	720,000	823,759

Cook County Community College District No. 508 GO, 5.00% due 12/1/2021 (City Colleges of Chicago)	AA/NR	1,000,000	1,167,320

Cook County Community College District No. 508 GO, 5.00% due 12/1/2022 (City Colleges of Chicago)	AA/NR	1,250,000	1,485,400

Cook County Community College District No. 508 GO, 5.00% due 12/1/2023 (City Colleges of Chicago)	AA/NR	1,250,000	1,512,788

Cook County School District No. 97 GO, 9.00% due 12/1/2018 (Village of Oak Park; Insured: Natl-Re)	NR/Aa2	4,000,000	4,741,200

Cook County Township High School District No. 227 GO, 5.00% due 12/1/2018 (Rich Township Educational Facilities; Insured: AGM)	NR/Aa3	190,000	193,506

County of Cook GO, 5.00% due 11/15/2019 (Capital Improvement Plan)	AA-/A2	3,690,000	4,116,010

County of Cook GO, 4.00% due 11/15/2020 (Capital Improvement Plan)	AA-/A2	925,000	1,014,226

County of Cook GO, 5.00% due 11/15/2020 (Capital Improvement Plan)	AA-/A2	3,590,000	3,980,341

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

County of Cook GO, 5.00% due 11/15/2020 (Capital Improvement Plan)	AA-/A2	2,000,000	2,276,880

County of Cook GO, 4.00% due 11/15/2021 (Capital Improvement Plan)	AA-/A2	2,000,000	2,218,480

County of Cook GO, 5.00% due 11/15/2021 (Capital Improvement Plan)	AA-/A2	5,000,000	5,800,850

County of Cook GO, 5.00% due 11/15/2021 (Capital Improvement Plan)	AA-/A2	2,105,000	2,442,158

County of Cook GO, 4.00% due 11/15/2022 (Capital Improvement Plan)	AA-/A2	1,000,000	1,115,880

County of Cook GO, 5.00% due 11/15/2022 (Capital Improvement Plan)	AA-/A2	1,500,000	1,763,025

Forest Preserve District of Cook County GO, 5.00% due 11/15/2021	AA/A2	1,500,000	1,725,120

Forest Preserve District of DuPage County GO, 5.00% due 11/1/2020	AAA/Aaa	500,000	582,335

Forest Preserve District of DuPage County GO, 5.00% due 11/1/2021	AAA/Aaa	1,425,000	1,699,170

Forest Preserve District of DuPage County GO, 5.00% due 11/1/2022	AAA/Aaa	900,000	1,094,139

Forest Preserve District of DuPage County GO, 5.00% due 11/1/2023	AAA/Aaa	1,300,000	1,611,350

Forest Preserve District of DuPage County GO, 5.00% due 11/1/2024	AAA/Aaa	5,000,000	6,303,000

Illinois Educational Facilities Authority, 4.75% due 3/1/2030 put 3/1/2017 (Art Institute of Chicago)	AA-/NR	3,030,000	3,096,266

Illinois Educational Facilities Authority, 5.00% due 3/1/2030 put 3/1/2017 (Art Institute of Chicago)	NR/A1	3,000,000	3,070,590

Illinois Educational Facilities Authority, 5.25% due 3/1/2034 put 3/1/2018 (Art Institute of Chicago)	NR/NR	3,600,000	3,810,240

Illinois Educational Facilities Authority, 3.40% due 11/1/2036 put 11/1/2017 (Field Museum of Natural History)	A/NR	1,300,000	1,330,732

Illinois Finance Authority, 5.00% due 11/15/2016 (Rush University Medical Center)	A+/A1	1,750,000	1,779,540

Illinois Finance Authority, 5.00% due 12/1/2016 (Columbia College) (ETM)	BBB+/NR	1,710,000	1,741,584

Illinois Finance Authority, 5.00% due 11/1/2017 (Rush University Medical Center; Insured: Natl-Re) (ETM)	AA-/Aaa	1,000,000	1,057,490

Illinois Finance Authority, 5.00% due 12/1/2017 (Columbia College) (ETM)	BBB+/NR	1,395,000	1,478,435

Illinois Finance Authority, 5.50% due 11/1/2018 (Advocate Health Care)	AA/Aa2	1,000,000	1,078,360

Illinois Finance Authority, 5.25% due 5/1/2019 (Educational Advancement Fund, Inc.)	NR/Baa3	4,675,000	4,719,272

Illinois Finance Authority, 5.00% due 4/1/2020 (Advocate Health Care)	AA/Aa2	1,315,000	1,466,015

Illinois Finance Authority, 5.00% due 11/15/2020 (Rush University Medical Center)	A+/A1	250,000	290,225

Illinois Finance Authority, 5.00% due 11/15/2021 (Rush University Medical Center)	A+/A1	250,000	297,868

Illinois Finance Authority, 4.00% due 12/1/2021 (Trinity Health)	AA-/Aa3	1,000,000	1,131,310

Illinois Finance Authority, 5.00% due 11/15/2022 (Rush University Medical Center)	A+/A1	250,000	303,515

Illinois Finance Authority, 5.00% due 8/1/2023 (Advocate Health Care)	AA/Aa2	565,000	698,464

Illinois Finance Authority, 5.00% due 11/15/2023 (Rush University Medical Center)	A+/A1	1,000,000	1,238,080

Illinois Finance Authority, 5.00% due 8/1/2024 (Advocate Health Care)	AA/Aa2	800,000	1,007,136

Illinois Finance Authority, 5.00% due 11/15/2024 (Rush University Medical Center)	A+/A1	500,000	629,620

Illinois Finance Authority, 5.00% due 8/1/2025 (Advocate Health Care)	AA/Aa2	1,400,000	1,758,876

Illinois Finance Authority, 5.00% due 11/15/2025 (Rush University Medical Center)	A+/A1	1,655,000	2,093,592

Illinois Finance Authority, 5.00% due 11/1/2030 put 1/15/2020 (Advocate Health Care)	AA/Aa2	1,250,000	1,420,100

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Illinois HFA, 0.37% due 8/15/2032 put 7/1/2016 (Northwestern Memorial HealthCare & Cadence Health; SPA: Northern Trust Co.) (daily demand notes)	AA+/Aa2	2,500,000	2,500,000

Illinois State Toll Highway Authority, 5.00% due 1/1/2023	AA-/Aa3	4,000,000	4,889,280

Illinois State Toll Highway Authority, 5.00% due 1/1/2024	AA-/Aa3	6,500,000	8,108,620

Illinois State Toll Highway Authority, 5.00% due 1/1/2025	AA-/Aa3	6,500,000	7,313,800

Kane McHenry Cook & DeKalb Counties Unit School District No. 300 GO, 0% due 12/1/2021 (Insured: AMBAC) (ETM)	NR/Aa3	765,000	714,265

Kane McHenry Cook & DeKalb Counties Unit School District No. 300 GO, 0% due 12/1/2021 (Insured: AMBAC)	NR/Aa3	1,235,000	1,095,482

Kane McHenry Cook & DeKalb Counties Unit School District No. 300 GO, 5.00% due 1/1/2024	AA/NR	7,150,000	8,720,998

McHenry County Conservation District GO, 5.00% due 2/1/2021	AA+/Aa1	2,325,000	2,727,109

McHenry County Conservation District GO, 5.00% due 2/1/2025	AA+/Aa1	2,000,000	2,529,400

Metropolitan Pier & Exposition Authority, 5.00% due 12/15/2020 (McCormick Place Expansion)	BBB/NR	4,000,000	4,507,000

Railsplitter Tobacco Settlement Authority, 5.00% due 6/1/2019	A/NR	22,000,000	24,435,840

Railsplitter Tobacco Settlement Authority, 5.125% due 6/1/2019	A/NR	6,780,000	7,554,954

Southwestern Illinois Development Authority, 5.125% due 8/15/2016 (Anderson Hospital) (ETM)	NR/NR	320,000	321,840

State of Illinois, 5.00% due 6/15/2021 (Build Illinois Bond Retirement & Interest Fund)	AAA/Baa2	9,945,000	11,071,172

Town of Cicero Cook County GO, 5.00% due 1/1/2019 (Cicero and Laramie Development Areas; Insured: AGM)	AA/A2	2,000,000	2,188,380

Town of Cicero Cook County GO, 5.00% due 12/1/2019 (Cicero and Laramie Development Areas)	A+/NR	1,070,000	1,187,550

Town of Cicero Cook County GO, 5.00% due 1/1/2020 (Cicero and Laramie Development Areas; Insured: AGM)	AA/A2	1,450,000	1,631,540

Town of Cicero Cook County GO, 5.00% due 1/1/2021 (Cicero and Laramie Development Areas; Insured: AGM)	AA/A2	1,250,000	1,435,688

Town of Cicero GO, 5.00% due 1/1/2018 (Cicero and Laramie Development Areas; Insured: AGM)	AA/A2	2,375,000	2,515,244

University of Illinois Board of Trustees COP, 5.00% due 10/1/2019 (Insured: AGM)	AA/Aa3	2,000,000	2,104,800

Village of Downers Grove GO, 3.00% due 1/1/2017	AAA/NR	970,000	979,855

Village of Melrose Park, 5.20% due 7/1/2018 (Insured: Natl-Re)	AA-/A3	1,190,000	1,215,668

Village of Tinley Park GO, 4.00% due 12/1/2022	AA+/NR	625,000	717,250

Will & Kendall Counties Plainfield Community Consolidated School District 202 GO, 5.00% due 1/1/2023 (Capital Improvements; Insured: BAM)	AA/Aa3	8,050,000	9,767,226

Will & Kendall Counties Plainfield Community Consolidated School District 202 GO, 5.00% due 1/1/2024 (Capital Improvements; Insured: BAM)	AA/Aa3	4,580,000	5,651,308

Will & Kendall Counties Plainfield Community Consolidated School District 202 GO, 5.00% due 1/1/2025 (Capital Improvements; Insured: BAM)	AA/Aa3	8,495,000	10,636,929

Will County Valley View Community Unit School District No. 365 GO, 0.01% due 11/1/2018 (Insured: AGM)	AA/Aa2	3,370,000	3,253,870

Indiana — 2.28%

Avon Community School Building Corp., 5.00% due 7/15/2017 (Insured: AMBAC) (State Aid Withholding)	AA+/NR	2,500,000	2,612,675

Board of Trustees for the Vincennes University, 4.00% due 6/1/2018	NR/Aa3	1,000,000	1,059,710

Board of Trustees for the Vincennes University, 5.00% due 6/1/2020	NR/Aa3	1,000,000	1,156,210

City of Carmel Redevelopment Authority, 5.00% due 8/1/2021 (Road and Intersection Improvements)	AA+/NR	2,405,000	2,840,233

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Carmel Redevelopment Authority, 5.00% due 8/1/2022 (Road and Intersection Improvements)	AA+/NR	2,510,000	3,028,214

City of Carmel Redevelopment District COP, 5.75% due 7/15/2022 pre-refunded 1/15/2021 (CFP Energy Center, LLC Installment Purchase Agreement)	NR/NR	3,175,000	3,607,848

City of Fort Wayne, 2.00% due 12/1/2016 (Waterworks Utility Improvements)	NR/Aa3	1,160,000	1,166,322

City of Fort Wayne, 2.00% due 12/1/2017 (Waterworks Utility Improvements)	NR/Aa3	1,175,000	1,193,412

Clay Multiple School Building Corp., 5.00% due 7/15/2016 (State Aid Withholding)	AA+/NR	1,295,000	1,297,370

Clay Multiple School Building Corp., 5.00% due 1/15/2017 (State Aid Withholding)	AA+/NR	1,000,000	1,022,600

Duneland School Building Corp., 0% due 2/1/2020 (State Aid Withholding)	A/NR	2,970,000	2,756,011

Duneland School Building Corp., 0% due 8/1/2020 (State Aid Withholding)	A/NR	3,470,000	3,181,886

Duneland School Building Corp., 0% due 2/1/2021 (State Aid Withholding)	A/NR	2,770,000	2,511,587

Duneland School Building Corp., 0% due 8/1/2021 (State Aid Withholding)	A/NR	3,270,000	2,927,304

Hamilton Southeastern Consolidated School Building Corp., 5.00% due 7/15/2021 (Educational Facilities; Insured: State Intercept)	AA+/NR	1,230,000	1,455,705

Hamilton Southeastern Consolidated School Building Corp., 5.00% due 7/15/2022 (Educational Facilities; Insured: State Intercept)	AA+/NR	885,000	1,066,735

Hamilton Southeastern Consolidated School Building Corp., 5.00% due 7/15/2023 (Educational Facilities; Insured: State Intercept)	AA+/NR	570,000	700,154

Hamilton Southeastern Consolidated School Building Corp., 5.00% due 1/15/2024 (Educational Facilities; Insured: State Intercept)	AA+/NR	525,000	651,205

Indiana Bond Bank, 5.25% due 10/15/2016 (Special Gas Program)	NR/A3	1,545,000	1,565,518

Indiana Bond Bank, 5.00% due 10/15/2017 (Special Gas Program)	NR/A3	5,000,000	5,250,000

Indiana Bond Bank, 5.00% due 8/1/2021 (Columbus Learning Center)	AA/NR	1,300,000	1,526,161

Indiana Finance Authority, 5.00% due 7/1/2016 (Forensic & Health Science; Insured: Natl-Re) (ETM)	AA+/Aa1	1,030,000	1,030,124

Indiana Finance Authority, 5.00% due 9/15/2016 (Marian University Health Sciences)	BBB-/NR	1,500,000	1,508,865

Indiana Finance Authority, 5.00% due 5/1/2017 (Parkview Health Systems)	A+/A1	1,000,000	1,034,240

Indiana Finance Authority, 5.00% due 9/15/2017 (Marian University Health Sciences)	BBB-/NR	1,940,000	2,003,186

Indiana Finance Authority, 4.00% due 5/1/2018 (Community Health Network)	A/A2	2,820,000	2,977,948

Indiana Finance Authority, 5.25% due 7/1/2018 (Wabash Correctional Facilities)	AA+/Aa1	1,000,000	1,089,080

Indiana Finance Authority, 5.25% due 7/1/2018 (Rockville Correctional Facilities) (ETM)	AA+/Aa1	2,150,000	2,345,112

Indiana Finance Authority, 5.00% due 9/15/2018 (Marian University Health Sciences)	BBB-/NR	1,790,000	1,890,240

Indiana Finance Authority, 5.00% due 11/1/2018 (Indianapolis Airport)	AA+/Aa2	2,750,000	3,011,360

Indiana Finance Authority, 5.00% due 11/1/2018 (Sisters of St. Francis Health Services, Inc.)	NR/Aa3	1,250,000	1,367,887

Indiana Finance Authority, 5.00% due 5/1/2019 (Community Health Network)	A/A2	1,790,000	1,983,320

Indiana Finance Authority, 5.00% due 9/15/2019 (Marian University Health Sciences)	BBB-/NR	1,250,000	1,343,325

Indiana Finance Authority, 5.00% due 3/1/2020 (Indiana University Health System)	AA-/Aa3	5,000,000	5,748,100

Indiana Finance Authority, 5.00% due 5/1/2020 (Community Health Network)	A/A2	860,000	981,570

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Indiana Finance Authority, 5.00% due 9/15/2020 (Marian University Health Sciences)	BBB-/NR	2,245,000	2,449,025

	Indiana Finance Authority, 5.00% due 3/1/2021 (Indiana University Health System)	AA-/Aa3	9,880,000	11,660,475

	Indiana Finance Authority, 5.00% due 5/1/2021 (Community Health Network)	A/A2	2,250,000	2,639,340

	Indiana Finance Authority, 5.00% due 9/15/2021 (Marian University Health Sciences)	BBB-/NR	2,320,000	2,563,298

	Indiana Finance Authority, 5.00% due 10/1/2021 (CWA Authority, Inc. Wastewater System Project)	AA/NR	500,000	596,145

	Indiana Finance Authority, 5.00% due 3/1/2022 (Indiana University Health System)	AA-/Aa3	3,240,000	3,791,837

[a]	Indiana Finance Authority, 5.00% due 5/1/2022 (Parkview Regional Medical Center)	A+/A1	1,135,000	1,368,401

	Indiana Finance Authority, 5.00% due 5/1/2022 (Community Health Network)	A/A2	1,230,000	1,472,999

	Indiana Finance Authority, 5.00% due 10/1/2023 (CWA Authority, Inc. Wastewater System Project)	AA/NR	1,000,000	1,241,210

	Indiana Finance Authority, 5.00% due 10/1/2024 (CWA Authority, Inc. Wastewater System Project)	AA/NR	500,000	632,250

	Indiana Finance Authority, 0.38% due 2/1/2037 put 7/1/2016 (Stadium Project; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa2	38,810,000	38,810,000

	Indiana HFFA, 5.00% due 10/1/2027 put 6/1/2017 (Ascension Health)	NR/Aa3	7,100,000	7,378,178

	Indianapolis Public Schools Multi-School Building Corp., 5.00% due 7/15/2016 (Insured: Natl-Re)	AA/A3	5,000,000	5,009,550

	Knox Middle School Building Corp., 0.01% due 1/15/2020 (Insured: Natl-Re) (State Aid Withholding)	AA-/A3	1,295,000	1,202,951

	Lake Central Multi-District School Building Corp., 4.00% due 1/15/2019 (Educational Facilities) (State Aid Withholding)	AA+/A2	1,000,000	1,073,970

	Lake Central Multi-District School Building Corp., 5.00% due 7/15/2019 (Educational Facilities) (State Aid Withholding)	AA+/A2	1,680,000	1,880,659

	Lake Central Multi-District School Building Corp., 4.00% due 1/15/2020 (Educational Facilities) (State Aid Withholding)	AA+/A2	1,345,000	1,474,510

[a]	Lake Central Multi-District School Building Corp., 5.00% due 7/15/2020 (Educational Facilities) (State Aid Withholding)	AA+/A2	1,170,000	1,348,086

	Lake Central Multi-District School Building Corp., 4.00% due 1/15/2021 (Educational Facilities) (State Aid Withholding)	AA+/A2	1,250,000	1,393,375

	Lake Central Multi-District School Building Corp., 5.00% due 7/15/2021 (Educational Facilities) (State Aid Withholding)	AA+/A2	1,250,000	1,473,962

	Lake Central Multi-District School Building Corp., 4.00% due 1/15/2022 (Educational Facilities) (State Aid Withholding)	AA+/A2	1,455,000	1,639,945

	Lake Central Multi-District School Building Corp., 5.00% due 7/15/2022 (Educational Facilities) (State Aid Withholding)	AA+/A2	1,000,000	1,204,060

	Metropolitan School District of Pike Township GO, 3.00% due 1/15/2017 (College Park Ancillary Rooms) (State Aid Withholding)	AA+/NR	2,115,000	2,142,474

	Noblesville Redevelopment Authority, 5.00% due 8/1/2016 (146th Street Extension A) (ETM)	AA/NR	840,000	843,293

	Perry Township Multischool Building Corp., 4.00% due 1/15/2018 (Educational Facilities) (State Aid Withholding)	AA+/NR	1,000,000	1,049,040

	Perry Township Multischool Building Corp., 3.00% due 1/10/2019 (Educational Facilities) (State Aid Withholding)	AA+/NR	1,000,000	1,051,290

	Perry Township Multischool Building Corp., 4.00% due 7/10/2019 (Educational Facilities) (State Aid Withholding)	AA+/NR	1,000,000	1,089,810

	Perry Township Multischool Building Corp., 5.00% due 7/10/2020 (Educational Facilities) (State Aid Withholding)	AA+/NR	2,090,000	2,404,566

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Perry Township Multischool Building Corp., 5.00% due 7/10/2021 (Educational Facilities) (State Aid Withholding)	AA+/NR	1,000,000	1,180,420

Pike Township Multischool Building Corp., 4.00% due 1/15/2017 (Metropolitan School District of Pike Township) (State Aid Withholding)	AA+/NR	1,080,000	1,099,861

South Bend Community School Building Corp., 5.00% due 7/15/2016 (Insured: Natl-Re) (State Aid Withholding)	AA+/A3	1,785,000	1,788,374

Whitko High School Building Corp., 3.00% due 7/15/2016 (School Corp. Capital Improvements) (State Aid Withholding)	AA+/NR	645,000	645,658

Whitko High School Building Corp., 4.00% due 7/15/2018 (School Corp. Capital Improvements) (State Aid Withholding)	AA+/NR	1,025,000	1,088,868

Zionsville Community Schools Building Corp., 5.00% due 7/15/2019 (Insured: AGM) (State Aid Withholding)	AA/A2	1,100,000	1,239,502

Iowa — 0.37%

Des Moines Independent Community School District, 4.00% due 6/1/2019 (School Infrastructure; Insured: AGM)	AA/A2	3,870,000	4,205,142

Des Moines Independent Community School District, 4.00% due 6/1/2020 (School Infrastructure; Insured: AGM)	AA/A2	3,990,000	4,429,379

Des Moines Independent Community School District, 4.00% due 6/1/2021 (School Infrastructure; Insured: AGM)	AA/A2	4,125,000	4,591,909

Des Moines Independent Community School District, 4.00% due 6/1/2022 (School Infrastructure; Insured: AGM)	AA/A2	2,140,000	2,374,095

Iowa Finance Authority, 5.00% due 8/15/2016 (Iowa Health System; Insured: AGM) (ETM)	NR/Aa3	1,500,000	1,508,505

Iowa Finance Authority, 5.00% due 2/15/2017 (Iowa Health System; Insured: AGM)	NR/Aa3	1,600,000	1,640,848

Iowa Finance Authority, 5.00% due 8/15/2017 (Iowa Health System; Insured: AGM) (ETM)	NR/Aa3	990,000	1,038,985

Iowa Finance Authority, 5.00% due 2/15/2018 (Iowa Health System; Insured: AGM)	NR/Aa3	1,405,000	1,498,362

Iowa Finance Authority, 5.00% due 7/1/2022 (Genesis Health System)	NR/A1	1,735,000	2,100,113

Iowa Finance Authority, 5.00% due 7/1/2023 (Genesis Health System)	NR/A1	2,000,000	2,473,460

Iowa Finance Authority, 5.00% due 7/1/2024 (Genesis Health System)	NR/A1	2,350,000	2,887,821

Kansas — 0.86%

Johnson County USD No. 512 GO, 4.00% due 10/1/2016 (Shawnee Mission School District)	NR/Aaa	6,455,000	6,513,030

Johnson County USD No. 512 GO, 4.00% due 10/1/2017 (Shawnee Mission School District)	NR/Aaa	6,700,000	6,980,797

Kansas DFA, 5.00% due 4/1/2020 (National Bio and Agro-Defense Facility)	AA-/Aa3	6,980,000	7,986,307

Kansas DFA, 5.00% due 12/1/2020 (New Jobs Training; Insured: BAM)	AA/NR	1,500,000	1,693,155

Kansas DFA, 5.00% due 4/1/2021 (National Bio and Agro-Defense Facility)	AA-/Aa3	5,075,000	5,954,295

Kansas DFA, 5.00% due 4/1/2022 (National Bio and Agro-Defense Facility)	AA-/Aa3	2,730,000	3,268,465

Kansas DFA, 5.00% due 4/1/2023 (National Bio and Agro-Defense Facility)	AA-/Aa3	8,110,000	9,908,879

Kansas DFA, 5.00% due 4/1/2024 (National Bio and Agro-Defense Facility)	AA-/Aa3	9,275,000	11,398,975

Kansas DFA, 5.00% due 4/1/2025 (National Bio and Agro-Defense Facility)	AA-/Aa3	7,280,000	8,909,191

Unified Government of Wyandotte County-Kansas City, 5.00% due 9/1/2022 (Utility Systems Improvement)	A+/A3	2,000,000	2,424,960

Unified Government of Wyandotte County-Kansas City, 5.00% due 9/1/2023 (Utility Systems Improvement)	A+/A3	1,000,000	1,237,550

Unified Government of Wyandotte County-Kansas City, 5.00% due 9/1/2024 (Utility Systems Improvement)	A+/A3	600,000	756,492

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Kentucky — 2.45%

Commonwealth of Kentucky State Property and Buildings Commission, 5.00% due 11/1/2020 (Project No. 112)	A/Aa3	10,000,000	11,583,700

Commonwealth of Kentucky State Property and Buildings Commission, 5.00% due 11/1/2021 (Project No. 112)	A/Aa3	10,000,000	11,835,000

Commonwealth of Kentucky State Property and Buildings Commission, 5.00% due 11/1/2022 (Project No. 112)	A/Aa3	30,000,000	36,178,500

Commonwealth of Kentucky State Property and Buildings Commission, 5.00% due 11/1/2023 (Project No. 112)	A/Aa3	40,000,000	48,768,800

Commonwealth of Kentucky State Property and Buildings Commission, 5.00% due 11/1/2025 (Project No. 112)	A/Aa3	25,000,000	31,192,500

Commonwealth of Kentucky State Property and Buildings Commission, 5.00% due 11/1/2026 (Project No. 112)	A/Aa3	20,000,000	25,281,600

Kentucky Economic DFA, 0.01% due 10/1/2019 (Norton Healthcare, Inc.; Insured: Natl-Re)	AA-/A3	5,000,000	4,676,050

Kentucky Economic DFA, 0.01% due 10/1/2020 (Norton Healthcare, Inc.; Insured: Natl-Re)	AA-/A3	9,600,000	8,736,864

Kentucky Economic DFA, 0.01% due 10/1/2021 (Norton Healthcare, Inc.; Insured: Natl-Re)	AA-/A3	2,885,000	2,562,428

Kentucky Economic DFA, 0% due 10/1/2023 (Norton Healthcare, Inc.; Insured: Natl-Re)	AA-/A3	4,195,000	3,527,198

Lexington-Fayette Urban County Government Public Facilities Corp., 5.00% due 6/1/2022 (Eastern State Hospital)	A/Aa3	6,165,000	7,268,720

Louisiana — 2.53%

City of Bossier, 4.00% due 12/1/2018 (Public Improvements; Insured: AGM)	AA/Aa3	2,020,000	2,170,268

City of Bossier, 4.50% due 12/1/2021 (Public Improvements; Insured: AGM)	AA/Aa3	2,240,000	2,615,155

City of Lafayette, 4.00% due 11/1/2016 (Utilities System Improvements)	AA-/A1	1,395,000	1,411,308

City of Lafayette, 5.00% due 11/1/2019 (Utilities System Improvements)	AA-/A1	1,000,000	1,134,900

City of New Orleans GO, 5.00% due 10/1/2016 (Audubon Park Aquarium)	A/NR	2,380,000	2,404,347

City of New Orleans GO, 4.00% due 12/1/2016 (Public Improvements)	A+/A3	3,000,000	3,041,550

City of New Orleans GO, 4.00% due 12/1/2017 (Public Improvements)	A+/A3	750,000	783,218

City of New Orleans GO, 4.00% due 10/1/2018 (Audubon Park Aquarium; Insured: AGM)	AA/NR	1,110,000	1,175,035

City of New Orleans GO, 4.00% due 12/1/2018 (Public Improvements)	A+/A3	700,000	751,030

City of New Orleans GO, 4.00% due 12/1/2019 (Public Improvements)	A+/A3	750,000	823,140

City of New Orleans GO, 5.00% due 12/1/2019 (Public Improvements; Insured: AGM)	A+/A3	3,080,000	3,478,829

City of New Orleans GO, 5.00% due 12/1/2020 (Public Improvements)	A+/A3	1,315,000	1,522,770

City of New Orleans GO, 5.00% due 12/1/2020 (Public Improvements; Insured: AGM)	A+/A3	3,250,000	3,763,500

City of New Orleans GO, 5.00% due 12/1/2021 (Public Improvements)	A+/A3	1,200,000	1,414,380

City of New Orleans GO, 5.00% due 12/1/2021 (Public Improvements; Insured: AGM)	A+/A3	5,700,000	6,718,305

City of Shreveport, 5.00% due 12/1/2020 (Water and Sewer System; Insured: BAM)	AA/A3	7,770,000	9,008,538

City of Shreveport, 5.00% due 12/1/2021 (Water and Sewer System; Insured: BAM)	AA/A3	8,185,000	9,679,908

City of Shreveport, 5.00% due 12/1/2022 (Water and Sewer System; Insured: BAM)	AA/A3	6,460,000	7,785,657

City of Shreveport, 5.00% due 12/1/2023 (Water and Sewer System; Insured: BAM)	AA/A3	4,245,000	5,213,072

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Shreveport, 5.00% due 12/1/2024 (Water and Sewer System; Insured: BAM)	AA/A3	4,490,000	5,590,230

Consolidated Sales Tax District A of the Parish of LaFourche, 4.00% due 3/1/2021 (Roads, Bridges & Drainage Works)	A/NR	1,990,000	2,230,452

Consolidated Sales Tax District A of the Parish of LaFourche, 4.00% due 3/1/2022 (Roads, Bridges & Drainage Works)	A/NR	1,545,000	1,756,155

East Baton Rouge Sewerage Commission, 5.00% due 2/1/2023 (Wastewater System Improvements)	AA-/Aa3	450,000	553,590

East Baton Rouge Sewerage Commission, 5.00% due 2/1/2024 (Wastewater System Improvements)	AA-/Aa3	1,000,000	1,254,400

East Baton Rouge Sewerage Commission, 5.00% due 2/1/2025 (Wastewater System Improvements)	AA-/Aa3	700,000	892,941

Ernest N. Morial - New Orleans Exhibition Hall Authority, 5.00% due 7/15/2020 (Convention Center)	NR/A1	1,000,000	1,153,560

Ernest N. Morial - New Orleans Exhibition Hall Authority, 5.00% due 7/15/2021 (Convention Center)	NR/A1	780,000	921,874

Ernest N. Morial - New Orleans Exhibition Hall Authority, 5.00% due 7/15/2022 (Convention Center)	NR/A1	1,000,000	1,207,920

Ernest N. Morial - New Orleans Exhibition Hall Authority, 5.00% due 7/15/2023 (Convention Center)	NR/A1	1,000,000	1,201,250

Jefferson Sales Tax District Parish of Jefferson, 5.00% due 12/1/2018 (Sewerage Capital Project; Insured: AGM)	AA/A2	2,000,000	2,202,140

Louisiana Energy & Power Authority, 5.00% due 1/1/2020 (Rodemacher Unit No. 2 Power)	A-/Baa1	1,000,000	1,134,020

Louisiana Energy & Power Authority, 5.00% due 1/1/2021 (Rodemacher Unit No. 2 Power)	A-/Baa1	1,000,000	1,163,690

Louisiana Energy & Power Authority, 5.00% due 6/1/2022 (LEPA Unit No. 1 Power; Insured: AGM)	AA/A2	1,000,000	1,212,850

Louisiana Energy & Power Authority, 5.00% due 1/1/2023 (Rodemacher Unit No. 2 Power)	A-/Baa1	1,640,000	1,978,562

Louisiana Energy & Power Authority, 5.00% due 6/1/2023 (LEPA Unit No. 1 Power; Insured: AGM)	AA/A2	750,000	930,075

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.00% due 10/1/2016 (Town of Vinton Public Power Authority; Insured: AGM)	AA/NR	1,000,000	1,007,470

Louisiana Local Govt Environmental Facilities & Community Development Authority, 5.00% due 3/1/2017 (Independence Stadium)	A/NR	1,265,000	1,296,220

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.00% due 10/1/2017 (Town of Vinton Public Power Authority; Insured: AGM)	AA/NR	1,000,000	1,033,930

Louisiana Local Govt Environmental Facilities & Community Development Authority, 5.00% due 3/1/2018 (Independence Stadium)	A/NR	1,000,000	1,060,720

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.50% due 10/1/2018 (Town of Vinton Public Power Authority; Insured: AGM)	AA/NR	1,000,000	1,070,910

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.00% due 12/1/2018 (Bossier Parish Community College - Campus Facilities Project, Inc.)	AA-/NR	2,655,000	2,851,178

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.50% due 10/1/2019 (Town of Vinton Public Power Authority; Insured: AGM)	AA/NR	1,000,000	1,095,870

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.00% due 12/1/2019 (Bossier Parish Community College - Campus Facilities, Inc. Project)	AA-/NR	1,310,000	1,440,686

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Louisiana Local Govt Environmental Facilities & Community Development Authority, 5.00% due 12/1/2020 (Bossier Parish Community College - Campus Facilities, Inc. Project)	AA-/NR	1,200,000	1,394,748

	Louisiana Offshore Terminal Authority, 5.00% due 10/1/2018 (Deepwater Oil Port-Loop LLC)	BBB/NR	22,140,000	23,916,292

	Louisiana Offshore Terminal Authority, 2.20% due 10/1/2040 put 10/1/2017 (Deepwater Oil Port-Loop LLC)	BBB/NR	6,000,000	6,069,420

	Louisiana Public Facilities Authority, 5.00% due 5/15/2017 (Ochsner Clinic Foundation) (ETM)	NR/NR	285,000	296,010

	Louisiana Public Facilities Authority, 5.00% due 5/15/2017 (Ochsner Clinic Foundation)	NR/Baa1	750,000	777,255

	Louisiana Public Facilities Authority, 5.00% due 5/15/2018 pre-refunded 5/15/2017 (Ochsner Clinic Foundation)	NR/NR	550,000	571,296

	Louisiana Public Facilities Authority, 5.00% due 5/15/2018 (Ochsner Clinic Foundation)	NR/Baa1	1,450,000	1,503,084

	Louisiana Public Facilities Authority, 5.00% due 6/1/2022 (Hurricane Recovery Program)	NR/A1	2,945,000	3,514,622

	Louisiana Public Facilities Authority, 5.00% due 6/1/2023 (Hurricane Recovery Program)	NR/A1	5,000,000	6,082,500

	Louisiana State Office Facilities Corp., 5.00% due 5/1/2018 (State Capitol)	NR/A1	2,500,000	2,689,700

	Louisiana State Office Facilities Corp., 5.00% due 5/1/2021 (State Capitol)	NR/A1	4,595,000	5,251,396

	New Orleans Regional Transit Authority, 5.00% due 12/1/2017 (Streetcar Rail Lines; Insured: AGM)	AA/Aa3	755,000	798,699

	New Orleans Regional Transit Authority, 5.00% due 12/1/2019 (Streetcar Rail Lines; Insured: AGM)	AA/Aa3	1,000,000	1,131,840

	New Orleans Regional Transit Authority, 5.00% due 12/1/2021 (Streetcar Rail Lines; Insured: AGM)	AA/Aa3	1,000,000	1,152,420

	New Orleans Regional Transit Authority, 5.00% due 12/1/2022 (Streetcar Rail Lines; Insured: AGM)	AA/Aa3	1,110,000	1,282,938

	Parish of LaFourche, 5.00% due 1/1/2019 (Roads, Highways & Bridges)	AA-/NR	595,000	655,083

	Parish of LaFourche, 5.00% due 1/1/2022 (Roads, Highways & Bridges)	AA-/NR	415,000	493,618

	Parish of LaFourche, 5.00% due 1/1/2023 (Roads, Highways & Bridges)	AA-/NR	515,000	624,504

	Parish of Orleans School District GO, 5.00% due 9/1/2016 (Insured: AGM)	AA/Aa3	4,500,000	4,531,950

[a]	Parish of Orleans School District GO, 5.00% due 9/1/2018 (Insured: AGM)	AA/Aa3	4,800,000	5,196,912

	Parish of Orleans School District GO, 5.00% due 9/1/2020 (Insured: AGM)	AA/Aa3	3,840,000	4,401,216

	Parish of Plaquemines Law Enforcement District GO, 5.00% due 9/1/2019	A+/NR	1,005,000	1,103,359

	Parish of Plaquemines Law Enforcement District GO, 5.00% due 9/1/2021 pre-refunded 9/1/2019	A+/NR	1,115,000	1,263,250

	Parish of St. Charles, 4.00% due 12/1/2040 put 6/1/2022 (Valero Energy Corp. Refinery)	BBB/Baa2	14,195,000	15,678,661

	Parish of Terrebonne Hospital Service District No. 1, 4.00% due 4/1/2017 (Terrebonne General Medical Center)	A+/A2	1,000,000	1,018,820

	Parish of Terrebonne Hospital Service District No. 1, 5.00% due 4/1/2018 (Terrebonne General Medical Center)	A+/A2	1,000,000	1,059,050

	Parish of Terrebonne Hospital Service District No. 1, 5.00% due 4/1/2019 (Terrebonne General Medical Center)	A+/A2	1,810,000	1,971,199

	Parish of Terrebonne Hospital Service District No. 1, 5.00% due 4/1/2021 (Terrebonne General Medical Center)	A+/A2	2,320,000	2,634,290

	Maine — 0.08%

	Maine Governmental Facilities Authority, 5.00% due 10/1/2020 (Augusta & Machias Courthouses)	AA-/Aa3	1,245,000	1,443,067

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Maine Governmental Facilities Authority, 5.00% due 10/1/2021 (Augusta & Machias Courthouses)	AA-/Aa3	1,315,000	1,566,020

Maine Governmental Facilities Authority, 5.00% due 10/1/2022 (Augusta & Machias Courthouses)	AA-/Aa3	1,175,000	1,428,753

Maine Governmental Facilities Authority, 5.00% due 10/1/2023 (Augusta & Machias Courthouses)	AA-/Aa3	1,445,000	1,792,422

Maryland — 0.45%

County of Montgomery GO, 0.39% due 6/1/2026 put 7/1/2016 (Consolidated Public Improvements; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AAA/Aaa	2,865,000	2,865,000

Maryland Economic Development Corp., 5.00% due 6/1/2021 (Public Health Laboratory)	AA+/Aa1	8,725,000	10,361,548

Maryland Economic Development Corp., 4.00% due 6/1/2022 (Public Health Laboratory)	AA+/Aa1	8,245,000	9,296,897

Prince George’s County GO, 5.00% due 9/15/2017 (Consolidated Public Improvements)	AAA/Aaa	12,340,000	12,996,612

Massachusetts — 2.59%

Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2017	A/NR	2,540,000	2,646,324

Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2018	A/NR	2,825,000	3,054,390

Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2019	A/NR	2,765,000	3,091,353

Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2020	A/NR	2,965,000	3,393,205

City of Quincy GO, 2.00% due 6/16/2017 (Capital Improvements)	SP-1+/NR	6,870,000	6,955,669

Massachusetts Bay Transportation Authority, 0.41% due 7/1/2026 put 7/8/2016 (Capital Investment Program; SPA: JPMorgan Chase Bank, N.A.) (weekly demand notes)	AA+/Aa2	90,235,000	90,235,000

Massachusetts Development Finance Agency, 3.00% due 7/1/2018 (Mount Auburn Hospital Health Records System)	A-/A3	1,000,000	1,040,980

Massachusetts Development Finance Agency, 5.00% due 7/1/2022 (Mount Auburn Hospital Health Records System)	A-/A3	2,750,000	3,318,123

Massachusetts Development Finance Agency, 5.00% due 7/1/2023 (Mount Auburn Hospital Health Records System)	A-/A3	4,000,000	4,908,040

Massachusetts Development Finance Agency, 5.00% due 7/1/2023 (CareGroup Healthcare)	A-/A3	2,500,000	3,067,525

Massachusetts Development Finance Agency, 5.25% due 10/1/2023 (Simmons College)	BBB+/Baa1	595,000	732,606

Massachusetts Development Finance Agency, 5.00% due 7/1/2024 (Mount Auburn Hospital Health Records System)	A-/A3	6,050,000	7,558,507

Massachusetts Development Finance Agency, 5.00% due 7/1/2024 (CareGroup Healthcare)	A-/A3	3,020,000	3,760,202

Massachusetts Development Finance Agency, 5.00% due 7/1/2025 (Mount Auburn Hospital Health Records System)	A-/A3	2,465,000	3,116,746

Massachusetts Development Finance Agency, 5.00% due 7/1/2025 (CareGroup Healthcare)	A-/A3	2,500,000	3,149,175

Massachusetts Development Finance Agency, 5.00% due 7/1/2026 (CareGroup Healthcare)	A-/A3	3,000,000	3,824,820

Massachusetts Development Finance Agency, 0.36% due 9/1/2037 put 7/1/2016 (College of the Holy Cross; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	3,185,000	3,185,000

Massachusetts Development Finance Agency, 5.75% due 12/1/2042 pre-refunded 5/1/2019 (Dominion Energy Brayton Point Station Units 1 and 2)	BBB/Baa2	2,000,000	2,278,260

Massachusetts Educational Financing Authority, 5.50% due 1/1/2017	AA/NR	1,800,000	1,842,372

Massachusetts Educational Financing Authority, 5.50% due 1/1/2018	AA/NR	11,170,000	11,933,469

Massachusetts Educational Financing Authority, 5.75% due 1/1/2020	AA/NR	7,500,000	8,614,200

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Massachusetts Health & Educational Facilities Authority, 5.00% due 7/1/2018 (UMass Memorial Health Care)	BBB+/Baa3	4,290,000	4,629,425

Massachusetts Health & Educational Facilities Authority, 5.00% due 10/1/2019 (Berkshire Health Systems; Insured: AGM)	AA/A3	1,750,000	1,756,038

Massachusetts Health & Educational Facilities Authority, 0.44% due 7/1/2027 put 7/8/2016 (Partners HealthCare System; SPA: JPMorgan Chase Bank, N.A.) (weekly demand notes)	AA-/Aa3	6,300,000	6,300,000

Massachusetts Health & Educational Facilities Authority, 0.38% due 7/1/2044 put 7/1/2016 (Baystate Medical Center; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	18,300,000	18,300,000

Michigan — 3.20%

Board of Governors of Wayne State University, 5.00% due 11/15/2022 (Educational Facilities and Equipment)	A+/Aa3	425,000	514,356

Board of Governors of Wayne State University, 5.00% due 11/15/2023 (Educational Facilities and Equipment)	A+/Aa3	305,000	377,822

Board of Governors of Wayne State University, 5.00% due 11/15/2024 (Educational Facilities and Equipment)	A+/Aa3	515,000	645,707

Board of Governors of Wayne State University, 5.00% due 11/15/2025 (Educational Facilities and Equipment)	A+/Aa3	625,000	783,213

Byron Center Michigan Public Schools, 4.00% due 5/1/2017 (Insured: AGM/Q-SBLF)	AA/NR	1,305,000	1,341,579

Byron Center Michigan Public Schools, 4.00% due 5/1/2018 (Insured: AGM/Q-SBLF)	AA/NR	1,935,000	2,050,055

Byron Center Michigan Public Schools, 4.00% due 5/1/2020 (Insured: AGM/Q-SBLF)	AA/NR	1,000,000	1,115,290

City of Battle Creek County of Calhoun GO, 5.00% due 5/1/2020 (Downtown Development; Insured: AMBAC)	AA/A1	3,200,000	3,434,496

City of Grand Haven, 5.50% due 7/1/2016 (Electric System; Insured: Natl-Re)	AA-/A3	3,890,000	3,890,389

County of Genesee GO, 3.00% due 11/1/2016 (Water Supply System; Insured: BAM)	AA/A2	615,000	619,588

County of Genesee GO, 5.00% due 11/1/2022 (Water Supply System; Insured: BAM)	AA/A2	600,000	716,250

County of Livingston GO, 4.00% due 5/1/2018 (Howell Public Schools; Insured: Q-SBLF)	AA-/NR	1,000,000	1,058,020

County of Livingston GO, 4.00% due 5/1/2020 (Howell Public Schools; Insured: Q-SBLF)	AA-/NR	1,000,000	1,110,620

County of Livingston GO, 4.00% due 5/1/2021 (Howell Public Schools; Insured: Q-SBLF)	AA-/NR	1,000,000	1,131,340

Kalamazoo Hospital Finance Authority, 4.50% due 5/15/2017 (Bronson Methodist Hospital; Insured: AGM)	NR/A2	1,830,000	1,885,760

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2018 (Bronson Methodist Hospital; Insured: AGM)	AA/A2	1,520,000	1,629,410

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2018 (Bronson Methodist Hospital; Insured: AGM)	AA/A2	2,500,000	2,679,950

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2020 (Bronson Methodist Hospital; Insured: AGM)	NR/A2	1,735,000	1,984,614

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2021 (Bronson Methodist Hospital; Insured: AGM)	NR/A2	2,350,000	2,686,168

Livonia Public Schools School District GO, 4.00% due 5/1/2020 (School Building & Site)	A/A3	800,000	873,448

Livonia Public Schools School District GO, 5.00% due 5/1/2021 (School Building & Site)	A/A3	900,000	1,044,882

Michigan Finance Authority, 4.00% due 8/1/2018 (Beaumont Health Credit Group)	A/A1	500,000	531,760

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Michigan Finance Authority, 5.00% due 8/1/2019 (Ypsilanti Community Schools)	A+/NR	1,150,000	1,280,387

Michigan Finance Authority, 5.00% due 8/1/2020 (Ypsilanti Community Schools)	A+/NR	1,220,000	1,391,117

Michigan Finance Authority, 5.00% due 8/1/2021 (Ypsilanti Community Schools)	A+/NR	1,295,000	1,509,219

Michigan Finance Authority, 5.00% due 8/1/2022 (Ypsilanti Community Schools)	A+/NR	1,375,000	1,633,445

Michigan Finance Authority, 5.00% due 12/1/2022 (Trinity Health Credit Group)	AA-/Aa3	1,000,000	1,220,090

Michigan Finance Authority, 5.00% due 8/1/2023 (Beaumont Health Credit Group)	A/A1	3,800,000	4,675,824

Michigan Finance Authority, 5.00% due 12/1/2023 (Trinity Health Credit Group)	AA-/Aa3	2,500,000	3,111,500

Michigan Finance Authority, 5.00% due 8/1/2024 (Beaumont Health Credit Group)	A/A1	7,000,000	8,764,210

Michigan Finance Authority, 5.00% due 12/1/2024 (Trinity Health Credit Group)	AA-/Aa3	1,000,000	1,263,800

Michigan Finance Authority, 5.00% due 8/1/2025 (Beaumont Health Credit Group)	A/A1	8,000,000	9,951,840

Michigan Municipal Bond Authority, 5.00% due 10/1/2020 (Clean Water Fund)	AAA/Aaa	35,000	36,424

Michigan State Building Authority, 5.50% due 10/15/2017 pre-refunded 10/15/2017 (ETM)	NR/NR	525,000	558,185

Michigan State Building Authority, 5.50% due 10/15/2017	A+/Aa2	3,625,000	3,845,944

Michigan State Hospital Finance Authority, 5.00% due 7/15/2016 (Oakwood Hospital)	A/A1	1,205,000	1,207,229

Michigan State Hospital Finance Authority, 5.00% due 11/15/2016 (Ascension Health)	AA+/Aa2	3,330,000	3,385,045

Michigan State Hospital Finance Authority, 5.00% due 11/15/2017 (Sparrow Memorial Hospital)	A+/A1	1,500,000	1,585,275

Michigan State Hospital Finance Authority, 5.50% due 11/15/2017 (Henry Ford Health System)	A-/A3	1,530,000	1,608,168

Michigan State Hospital Finance Authority, 5.00% due 7/15/2018 pre-refunded 7/15/2017 (Oakwood Hospital)	A/A1	1,000,000	1,046,050

Michigan State Hospital Finance Authority, 5.50% due 11/15/2018 (Henry Ford Health System)	A-/A3	3,500,000	3,797,990

Michigan State Hospital Finance Authority, 6.00% due 12/1/2018 (Trinity Health)	AA-/Aa3	2,000,000	2,249,460

Michigan State Hospital Finance Authority, 5.00% due 7/15/2019 pre-refunded 7/15/2017 (Oakwood Hospital)	A/A1	2,000,000	2,092,100

Michigan State Hospital Finance Authority, 5.00% due 10/1/2026 put 6/1/2017 (Ascension Health)	NR/Aa3	12,140,000	12,619,044

Michigan State Housing Development Authority, 4.00% due 10/1/2016 (Multi-Family Mtg Loan Financing)	AA/NR	1,715,000	1,728,943

Michigan Strategic Fund, 5.00% due 10/15/2017 (Michigan House of Representatives Facilities; Insured: AGM)	AA/Aa3	2,000,000	2,107,920

Michigan Strategic Fund, 5.25% due 10/15/2019 (Michigan House of Representatives Facilities; Insured: AGM)	AA/Aa3	2,550,000	2,797,860

Michigan Strategic Fund, 5.25% due 10/15/2020 (Michigan House of Representatives Facilities; Insured: AGM)	AA/Aa3	4,025,000	4,413,332

Michigan Strategic Fund, 5.50% due 8/1/2029 put 8/1/2016 (Detroit Edison Co. Exempt Facilities Project)	A/Aa3	5,160,000	5,179,556

Plymouth-Canton Community Schools GO, 4.00% due 5/1/2018 (Insured: Q-SBLF)	NR/Aa1	1,500,000	1,587,030

Plymouth-Canton Community Schools GO, 4.00% due 5/1/2019 (Insured: Q-SBLF)	NR/Aa1	1,000,000	1,086,120

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Plymouth-Canton Community Schools GO, 5.00% due 5/1/2020 (Insured: Q-SBLF)	NR/Aa1	1,000,000	1,148,120

Royal Oak Hospital Finance Authority, 5.25% due 8/1/2017 (William Beaumont Hospital) (ETM)	NR/A1	5,855,000	6,151,907

Royal Oak Hospital Finance Authority, 5.00% due 9/1/2020 (William Beaumont Hospital)	A/A1	1,200,000	1,384,356

Royal Oak Hospital Finance Authority, 5.00% due 9/1/2021 (William Beaumont Hospital)	A/A1	2,500,000	2,961,850

Royal Oak Hospital Finance Authority, 5.00% due 9/1/2023 (William Beaumont Hospital)	A/A1	1,240,000	1,528,238

Royal Oak Hospital Finance Authority, 5.00% due 9/1/2024 (William Beaumont Hospital)	A/A1	2,000,000	2,478,580

School District of the City of Dearborn GO, 3.00% due 5/1/2019 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa1	445,000	470,895

School District of the City of Dearborn GO, 4.00% due 5/1/2020 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa1	350,000	388,717

School District of the City of Dearborn GO, 4.00% due 5/1/2021 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa1	570,000	644,864

School District of the City of Dearborn GO, 4.00% due 5/1/2022 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa1	535,000	614,635

School District of the City of Dearborn GO, 4.00% due 5/1/2023 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa1	625,000	727,044

School District of the City of Detroit GO, 5.00% due 5/1/2020 (Wayne County School Building & Site; Insured: Q-SBLF)	AA-/Aa1	2,200,000	2,490,664

School District of the City of Detroit GO, 5.00% due 5/1/2021 (Wayne County School Building & Site; Insured: Q-SBLF)	AA-/Aa1	4,000,000	4,619,680

School District of the City of Detroit GO, 5.00% due 5/1/2022 (Wayne County School Building & Site; Insured: Q-SBLF)	AA-/Aa1	3,000,000	3,531,390

Sparta Area Schools, Counties of Kent and Ottawa GO, 5.00% due 5/1/2017 (School Building & Site; Insured: Q-SBLF)	AA-/NR	1,085,000	1,122,693

Sparta Area Schools, Counties of Kent and Ottawa GO, 5.00% due 5/1/2018 (School Building & Site; Insured: Q-SBLF)	AA-/NR	1,285,000	1,381,529

Sparta Area Schools, Counties of Kent and Ottawa GO, 5.00% due 5/1/2020 (School Building & Site; Insured: Q-SBLF)	AA-/NR	1,335,000	1,532,567

St. Johns Public Schools GO, 5.00% due 5/1/2021 (Insured: Natl-Re/FGIC/Q-SBLF)	AA-/Aa2	1,000,000	1,178,190

State Building Authority of the State of Michigan, 5.00% due 10/15/2016 (Higher Education Facilities Program)	A+/Aa2	9,055,000	9,174,435

State Building Authority of the State of Michigan, 5.00% due 10/15/2020 (Higher Education Facilities Program)	A+/Aa2	1,000,000	1,166,670

State Building Authority of the State of Michigan, 5.00% due 10/15/2021 (Higher Education Facilities Program)	A+/Aa2	1,000,000	1,195,680

State Building Authority of the State of Michigan, 5.00% due 10/15/2022 (Higher Education Facilities Program)	A+/Aa2	3,000,000	3,664,170

State Building Authority of the State of Michigan, 5.00% due 10/15/2023 (Higher Education Facilities Program)	A+/Aa2	7,715,000	9,601,626

Utica Community Schools County of Macomb GO, 4.00% due 5/1/2018 (Technology Infrastructure Improvements; Insured: Q-SBLF)	AA-/NR	1,725,000	1,825,085

Utica Community Schools County of Macomb GO, 4.00% due 5/1/2019 (Technology Infrastructure Improvements; Insured: Q-SBLF)	AA-/NR	9,925,000	10,779,741

Warren Consolidated School District GO, 4.00% due 5/1/2017 (Insured: Q-SBLF)	AA-/NR	1,035,000	1,062,945

Warren Consolidated School District GO, 5.00% due 5/1/2018 (Insured: Q-SBLF)	AA-/NR	1,000,000	1,074,930

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Warren Consolidated School District GO, 5.00% due 5/1/2020 (Insured: Q-SBLF)	AA-/NR	1,000,000	1,143,930

	Warren Consolidated School District GO, 5.00% due 5/1/2021 (Insured: Q-SBLF)	AA-/NR	1,000,000	1,171,860

	Wayne County Airport Authority, 5.00% due 12/1/2017 (Detroit Metropolitan Airport; Insured: Natl-Re)	AA-/A2	1,000,000	1,059,720

	Wayne County Airport Authority, 5.00% due 12/1/2017 (Detroit Metropolitan Airport)	A/A2	2,420,000	2,562,925

	Wayne County Airport Authority, 5.00% due 12/1/2019 (Detroit Metropolitan Airport)	A/A2	12,645,000	14,296,816

	Wayne County Airport Authority, 5.50% due 12/1/2019 (Detroit Metropolitan Airport)	A/A2	2,600,000	2,983,162

	Wayne County Airport Authority, 5.50% due 12/1/2020 (Detroit Metropolitan Airport)	A/A2	4,395,000	5,152,478

	Wayne County Airport Authority, 5.50% due 12/1/2020 (Detroit Metropolitan Airport)	A/A2	3,115,000	3,651,870

[b]	Wayne State University, 5.00% due 11/15/2023	A+/Aa3	3,865,000	4,749,003

[b]	Wayne State University, 5.00% due 11/15/2024	A+/Aa3	4,840,000	6,058,131

[b]	Wayne State University, 5.00% due 11/15/2025	A+/Aa3	5,775,000	7,316,232

[b]	Wayne State University, 5.00% due 11/15/2026	A+/Aa3	3,000,000	3,803,010

	Western Townships Utilities Authority GO, 5.00% due 1/1/2017 (Sewage Disposal System)	AA/NR	1,500,000	1,531,860

	Western Townships Utilities Authority GO, 5.00% due 1/1/2018 (Sewage Disposal System)	AA/NR	1,500,000	1,592,055

	Minnesota — 0.96%

	Cities of Minneapolis-St. Paul Metropolitan Airports Commission, 5.00% due 1/1/2017 (Insured: AMBAC)	AA-/NR	8,005,000	8,186,474

	City of St. Cloud, 5.00% due 5/1/2017 (CentraCare Health System)	NR/A1	2,920,000	3,028,478

	City of St. Cloud, 5.00% due 5/1/2017 (CentraCare Health System)	NR/A1	1,000,000	1,037,150

	City of St. Cloud, 5.00% due 5/1/2018 (CentraCare Health System)	NR/A1	3,105,000	3,342,781

	City of St. Cloud, 5.00% due 5/1/2019 (CentraCare Health System)	NR/A1	3,495,000	3,893,255

	City of St. Cloud, 5.00% due 5/1/2020 (CentraCare Health System)	NR/A1	3,310,000	3,804,779

	City of St. Paul Housing & Redevelopment Authority, 5.00% due 2/1/2018 (Gillette Children’s Specialty Healthcare Project)	A-/NR	1,255,000	1,321,678

	City of St. Paul Housing & Redevelopment Authority, 5.25% due 2/1/2020 (Gillette Children’s Specialty Healthcare Project)	A-/NR	2,010,000	2,195,282

	City of St. Paul Housing & Redevelopment Authority, 5.25% due 5/15/2021 pre-refunded 11/15/2016 (Regions Hospital)	A/Aaa	1,070,000	1,089,185

	County of Clay GO, 3.00% due 4/1/2018 (State-Aid Road Improvements)	AA/NR	1,225,000	1,275,090

	Le Sueur-Henderson ISD No. 2397 GO, 3.00% due 4/1/2021 (Minnesota School District Credit Enhancement Program)	AA+/NR	1,125,000	1,221,266

	Minnesota Agricultural & Economic Development Board, 5.00% due 2/15/2017 (Essential Health; Insured: AGM)	AA/NR	2,500,000	2,563,425

	Northern Municipal Power Agency, 5.00% due 1/1/2019 (Electric System)	A-/A3	5,000,000	5,510,150

	Northern Municipal Power Agency, 5.00% due 1/1/2020 (Electric System)	A-/A3	3,500,000	3,984,610

	Port Authority of the City of St. Paul, 5.00% due 12/1/2017 (Minnesota Andersen Office Building)	AA/Aa2	4,945,000	5,239,821

	Port Authority of the City of St. Paul, 4.00% due 12/1/2018 (Minnesota Freeman Office Building)	AA/Aa2	3,925,000	4,218,786

	Port Authority of the City of St. Paul, 5.00% due 12/1/2019 (Minnesota Freeman Office Building)	AA/Aa2	2,000,000	2,272,240

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Port Authority of the City of St. Paul, 5.00% due 12/1/2020 (Minnesota Freeman Office Building)	AA/Aa2	2,675,000	3,128,199

	Port Authority of the City of St. Paul, 5.00% due 12/1/2021 (Minnesota Andersen Office Building)	AA/Aa2	965,000	1,155,433

	Port Authority of the City of St. Paul, 5.00% due 12/1/2022 (Minnesota Andersen Office Building)	AA/Aa2	1,250,000	1,529,350

	St. Paul Housing and Redevelopment Authority, 5.00% due 7/1/2023 (HealthPartners)	A/A2	1,000,000	1,221,820

	St. Paul Housing and Redevelopment Authority, 5.00% due 7/1/2024 (HealthPartners)	A/A2	600,000	747,060

	St. Paul Housing and Redevelopment Authority, 5.00% due 7/1/2025 (HealthPartners)	A/A2	250,000	316,100

	State of Minnesota GO, 5.00% due 8/1/2016	AA+/Aa1	5,000,000	5,019,750

[a]	State of Minnesota GO, 5.00% due 10/1/2016	AA+/Aa1	7,500,000	7,586,625

	Mississippi — 0.27%

	Lamar County School District GO, 3.50% due 6/1/2017 (Educational and Performing Arts Capital Projects)	A/NR	1,700,000	1,741,735

	Mississippi Development Bank, 4.75% due 7/1/2017 (Canton GO Public Improvement Project) (ETM)	NR/NR	335,000	339,640

	Mississippi Development Bank, 5.00% due 8/1/2018 (Department of Corrections)	AA-/NR	4,910,000	5,317,088

	Mississippi Development Bank, 5.00% due 1/1/2020 (MDOT-Harrison County Highway)	AA-/Aa3	1,500,000	1,708,800

	Mississippi Development Bank, 5.00% due 1/1/2020 (MDOT-Madison County Highway)	AA-/Aa3	1,000,000	1,139,200

	Mississippi Development Bank, 5.00% due 1/1/2021 (MDOT-Harrison County Highway)	AA-/Aa3	2,500,000	2,924,775

	Mississippi Development Bank, 5.00% due 1/1/2021 (MDOT-Madison County Highway)	AA-/Aa3	2,000,000	2,339,820

	Mississippi Development Bank, 5.00% due 1/1/2022 (MDOT-Harrison County Highway)	AA-/Aa3	1,000,000	1,197,050

	Mississippi Development Bank, 5.00% due 1/1/2022 (MDOT-Madison County Highway)	AA-/Aa3	1,000,000	1,197,050

	Mississippi Development Bank, 5.00% due 1/1/2023 (MDOT-Harrison County Highway)	AA-/Aa3	1,500,000	1,836,615

	Mississippi Development Bank, 5.00% due 1/1/2023 (MDOT-Madison County Highway)	AA-/Aa3	1,250,000	1,530,512

	Missouri — 1.10%

	Cass County COP, 4.00% due 5/1/2018	A/NR	2,255,000	2,364,661

	Cass County COP, 4.50% due 5/1/2019	A/NR	1,270,000	1,376,248

	Cass County COP, 5.00% due 5/1/2020	A/NR	2,255,000	2,540,325

	Cass County COP, 5.00% due 5/1/2021	A/NR	1,750,000	1,961,260

	Jackson County, 4.00% due 12/1/2016 (Parking Facility Projects)	NR/Aa3	500,000	507,095

	Jackson County, 4.00% due 12/1/2017 (Parking Facility Projects)	NR/Aa3	500,000	523,070

	Jackson County, 4.00% due 12/1/2019 (Parking Facility Projects)	NR/Aa3	500,000	551,480

	Jackson County, 4.00% due 12/1/2021 (Parking Facility Projects)	NR/Aa3	1,000,000	1,144,780

	Kansas City IDA, 5.00% due 9/1/2018 (Kansas City Redevelopment District) (ETM)	NR/NR	695,000	760,170

	Kansas City IDA, 5.00% due 9/1/2018 (Kansas City Redevelopment District)	AA-/A1	1,305,000	1,416,134

	Kansas City Municipal Assistance Corp., 5.00% due 4/15/2018 (Bartle Music Hall and Municipal Auditorium Parking Garage; Insured: Natl-Re)	AA/A1	1,000,000	1,071,600

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Kansas City Municipal Assistance Corp., 0% due 4/15/2021 (H. Roe Bartle Convention Center & Infrastructure Project; Insured: AMBAC)	AA-/A1	10,055,000	9,070,113

Kansas City Municipal Assistance Corp., 0.01% due 4/15/2022 (H. Roe Bartle Convention Center & Infrastructure Project; Insured: AMBAC)	AA-/A1	5,040,000	4,423,104

Missouri Development Finance Board, 5.00% due 6/1/2017 (City of Independence Electric System)	A/NR	1,525,000	1,578,909

Missouri Development Finance Board, 5.00% due 6/1/2018 (City of Independence Electric System)	A/NR	1,705,000	1,827,726

Missouri Development Finance Board, 4.00% due 6/1/2019 (City of Independence Electric System)	A/NR	1,000,000	1,073,810

Missouri Development Finance Board, 5.00% due 6/1/2019 (City of Independence Electric System)	A/NR	1,790,000	1,973,135

Missouri Development Finance Board, 4.00% due 6/1/2020 (City of Independence Electric System)	A/NR	1,265,000	1,377,610

Missouri Development Finance Board, 5.00% due 6/1/2020 (City of Independence Electric System)	A/NR	1,000,000	1,126,820

Missouri Development Finance Board, 4.00% due 6/1/2021 (City of Independence Electric System)	A/NR	2,465,000	2,716,529

Missouri Development Finance Board, 4.00% due 6/1/2022 (City of Independence Electric System)	A/NR	3,155,000	3,514,292

Missouri Health and Educational Facilities Authority, 5.00% due 5/15/2017 (Children’s Mercy Hospital)	A+/NR	1,000,000	1,034,640

Missouri Health and Educational Facilities Authority, 5.00% due 5/15/2019 (Children’s Mercy Hospital)	A+/NR	1,000,000	1,107,290

Missouri Health and Educational Facilities Authority, 5.00% due 5/15/2020 (Children’s Mercy Hospital)	A+/NR	1,000,000	1,117,620

Missouri Health and Educational Facilities Authority, 5.00% due 11/15/2020 (Saint Luke’s Health System, Inc.)	A+/A1	1,400,000	1,635,676

Missouri Health and Educational Facilities Authority, 5.00% due 11/15/2021 (Saint Luke’s Health System, Inc.)	A+/A1	1,710,000	2,053,163

Missouri Health and Educational Facilities Authority, 5.00% due 11/15/2023 (Saint Luke’s Health System, Inc.)	A+/A1	2,000,000	2,503,020

Missouri Health and Educational Facilities Authority, 5.00% due 11/15/2024 (Saint Luke’s Health System, Inc.)	A+/A1	1,585,000	2,018,624

Missouri Health and Educational Facilities Authority, 5.00% due 11/15/2026 (Saint Luke’s Health System, Inc.)	NR/NR	2,000,000	2,585,000

Platte County, 4.00% due 4/1/2017 (Community & Resource Centers)	NR/A1	1,500,000	1,532,955

Platte County, 4.00% due 4/1/2018 (Community & Resource Centers)	NR/A1	2,110,000	2,215,732

Platte County, 5.00% due 4/1/2019 (Community & Resource Centers)	NR/A1	2,000,000	2,206,020

Platte County, 5.00% due 4/1/2021 (Community & Resource Centers)	NR/A1	2,440,000	2,827,277

Southeast Missouri State University, 5.00% due 4/1/2018 (City of Cape Girardeau Campus System Facilities)	A/NR	1,165,000	1,249,241

Southeast Missouri State University, 5.00% due 4/1/2020 (City of Cape Girardeau Campus System Facilities)	A/NR	2,825,000	3,231,150

Special Administrative Board of the Transitional School District of the City of St. Louis GO, 4.00% due 4/1/2019 (State Aid Withholding)	AA+/NR	1,615,000	1,745,750

Special Administrative Board of the Transitional School District of the City of St. Louis GO, 4.00% due 4/1/2020 (State Aid Withholding)	AA+/NR	1,600,000	1,765,440

Special Administrative Board of the Transitional School District of the City of St. Louis GO, 4.00% due 4/1/2021 (State Aid Withholding)	AA+/NR	2,055,000	2,303,367

Special Administrative Board of the Transitional School District of the City of St. Louis GO, 4.00% due 4/1/2022 (State Aid Withholding)	AA+/NR	3,300,000	3,751,110

St. Louis Municipal Finance Corp., 5.00% due 2/15/2017 (City Justice Center)	A/A2	2,000,000	2,052,940

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

St. Louis Municipal Finance Corp., 5.00% due 2/15/2018 (City Justice Center)	A/A2	3,865,000	4,122,641

Nebraska — 0.11%

Douglas County Hospital Authority No. 3, 5.00% due 11/1/2022 (Nebraska Methodist Health System)	A-/NR	1,670,000	1,985,663

Douglas County Hospital Authority No. 3, 5.00% due 11/1/2023 (Nebraska Methodist Health System)	A-/NR	1,905,000	2,305,374

Douglas County Hospital Authority No. 3, 5.00% due 11/1/2024 (Nebraska Methodist Health System)	A-/NR	1,400,000	1,717,744

Douglas County Hospital Authority No. 3, 5.00% due 11/1/2025 (Nebraska Methodist Health System)	A-/NR	2,005,000	2,488,185

Nevada — 2.24%

Carson City, 4.00% due 9/1/2016 (Carson Tahoe Regional Healthcare)	BBB+/NR	1,045,000	1,050,110

Carson City, 5.00% due 9/1/2019 (Carson Tahoe Regional Healthcare)	BBB+/NR	1,000,000	1,101,380

Carson City, 5.00% due 9/1/2020 (Carson Tahoe Regional Healthcare)	BBB+/NR	1,000,000	1,129,240

Carson City, 5.00% due 9/1/2022 (Carson Tahoe Regional Healthcare)	BBB+/NR	2,450,000	2,881,788

City of Las Vegas COP, 5.00% due 9/1/2016 (City Hall)	AA-/Aa3	1,605,000	1,616,251

City of Las Vegas COP, 5.00% due 9/1/2016 pre-refunded 9/1/2016 (City Hall)	NR/NR	2,395,000	2,413,394

City of Las Vegas COP, 5.00% due 9/1/2017 (City Hall)	AA-/Aa3	2,690,000	2,809,059

City of Las Vegas COP, 5.00% due 9/1/2017 pre-refunded 9/1/2017 (City Hall)	NR/NR	1,610,000	1,692,802

City of Las Vegas COP, 5.00% due 9/1/2018 pre-refunded 9/1/2018 (City Hall)	NR/NR	720,000	787,349

City of Las Vegas COP, 5.00% due 9/1/2018 (City Hall)	AA-/Aa3	3,280,000	3,534,298

City of Las Vegas GO, 7.00% due 4/1/2017 (Performing Arts Center)	AA/Aa2	1,825,000	1,911,925

City of Las Vegas GO, 7.00% due 4/1/2018 (Performing Arts Center)	AA/Aa2	2,095,000	2,321,763

City of Reno, 5.25% due 6/1/2018 (Washoe Medical Center; Insured: AGM)	AA/A2	1,000,000	1,076,310

Clark County GO, 5.00% due 11/1/2017 pre-refunded 11/1/2016 (Southern Nevada Water Authority; Insured: AMBAC)	NR/Aa1	800,000	812,200

Clark County GO, 5.00% due 11/1/2017 (Southern Nevada Water Authority; Insured: AMBAC)	AA/Aa1	510,000	518,170

Clark County School District GO, 5.00% due 6/15/2022 (Acquisition of Transportation & Technology Equipment)	AA-/A1	2,560,000	3,103,770

Clark County School District GO, 5.00% due 6/15/2026 (Acquisition of Transportation & Technology Equipment)	AA-/A1	12,180,000	15,717,681

Las Vegas Clark County Library District GO, 5.00% due 1/1/2018	AA/Aa2	6,535,000	6,949,254

Las Vegas Clark County Library District GO, 5.00% due 1/1/2019	AA/Aa2	3,000,000	3,309,240

Las Vegas Valley Water District GO, 5.00% due 6/1/2017	AA/Aa1	1,050,000	1,092,378

Las Vegas Valley Water District GO, 5.00% due 6/1/2019	AA/Aa1	1,000,000	1,121,360

Las Vegas Valley Water District GO, 5.00% due 6/1/2020	AA/Aa1	4,255,000	4,925,588

Las Vegas Valley Water District GO, 5.00% due 6/1/2020	AA/Aa1	5,080,000	5,880,608

Las Vegas Valley Water District GO, 5.00% due 6/1/2021	AA/Aa1	5,000,000	5,943,100

Las Vegas Valley Water District GO, 5.00% due 6/1/2023	AA/Aa1	15,995,000	19,866,270

Las Vegas Valley Water District GO, 5.00% due 6/1/2024	AA/Aa1	13,825,000	17,477,427

Las Vegas Valley Water District GO, 5.00% due 6/1/2025	AA/Aa1	7,505,000	9,646,326

Las Vegas Valley Water District GO, 5.00% due 12/1/2025	AA/Aa1	20,000,000	25,812,000

Las Vegas Valley Water District GO, 5.00% due 6/1/2026	AA/Aa1	18,630,000	23,923,155

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Washoe County GO, 5.00% due 7/1/2021 (Reno-Sparks Convention & Visitors Authority)	AA/Aa2	1,700,000	2,024,598

Washoe County GO, 5.00% due 7/1/2022 (Reno-Sparks Convention & Visitors Authority)	AA/Aa2	2,500,000	2,955,975

New Hampshire — 0.68%

New Hampshire Health and Education Facilities Authority, 5.00% due 10/1/2016 (Southern New Hampshire Medical Center)	A-/NR	1,260,000	1,272,701

New Hampshire Health and Education Facilities Authority, 5.00% due 10/1/2017 (Southern New Hampshire Medical Center)	A-/NR	1,000,000	1,045,360

New Hampshire Health and Education Facilities Authority, 0.37% due 7/1/2033 put 7/1/2016 (University System of New Hampshire; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AA-/Aa3	33,640,000	33,640,000

New Hampshire Municipal Bond Bank, 5.00% due 8/15/2016 (Insured: Natl-Re)	AA/Aa3	2,985,000	3,002,104

New Hampshire Municipal Bond Bank, 5.00% due 8/15/2017 (Insured: Natl-Re)	AA/Aa3	3,130,000	3,284,997

New Hampshire Municipal Bond Bank, 5.25% due 8/15/2020	AA+/Aa2	1,000,000	1,176,750

New Hampshire Municipal Bond Bank, 5.25% due 8/15/2022	AA+/Aa2	2,770,000	3,415,853

New Hampshire Turnpike System, 5.00% due 2/1/2017	A+/A1	2,425,000	2,488,098

New Hampshire Turnpike System, 5.00% due 2/1/2018	A+/A1	1,295,000	1,383,164

New Hampshire Turnpike System, 5.00% due 2/1/2020	A+/A1	1,000,000	1,144,980

New Hampshire Turnpike System, 5.00% due 2/1/2021	A+/A1	1,260,000	1,480,387

New Jersey — 2.09%

Burlington County Bridge Commission, 3.00% due 12/1/2016 (County Governmental Loan Program)	AA/Aa2	1,000,000	1,010,500

Burlington County Bridge Commission, 5.00% due 12/1/2018 (County Governmental Loan Program)	AA/Aa2	1,000,000	1,102,420

Camden County Improvement Authority, 5.00% due 7/1/2016 (Cooper Medical School)	A/A2	3,040,000	3,040,365

City of Jersey City GO, 4.00% due 8/1/2020 (Qualified General Improvement; Insured: BAM) (State Aid Withholding)	AA/A1	2,650,000	2,955,068

City of Jersey City GO, 4.00% due 8/1/2021 (Qualified General Improvement; Insured: BAM) (State Aid Withholding)	AA/A1	2,805,000	3,180,954

City of Jersey City GO, 5.00% due 8/1/2022 (Qualified General Improvement; Insured: BAM) (State Aid Withholding)	AA/A1	2,530,000	3,057,252

City of Jersey City GO, 5.00% due 8/1/2023 (Qualified General Improvement; Insured: BAM) (State Aid Withholding)	AA/A1	2,455,000	3,025,616

Essex County Improvement Authority, 5.50% due 10/1/2024 (County Correctional Facilities & Gibraltar Facilities; Insured: Natl-Re)	NR/Aa2	5,000,000	6,524,300

Gloucester County Improvement Authority, 2.125% due 12/1/2029 put 12/1/2017 (Waste Management)	A-/NR	2,000,000	2,035,560

Hudson County COP, 6.25% due 12/1/2016 (Correctional Facility Lease-Purchase; Insured: Natl-Re)	AA-/A3	550,000	562,369

Hudson County Improvement Authority, 4.75% due 10/1/2016 (Hudson County Lease; Insured: AGM)	AA/Aa3	3,155,000	3,187,812

Hudson County Improvement Authority, 4.75% due 10/1/2017 (Hudson County Lease; Insured: AGM)	AA/Aa3	4,065,000	4,259,713

Hudson County Improvement Authority, 4.75% due 10/1/2018 (Hudson County Lease; Insured: AGM)	AA/Aa3	2,000,000	2,168,260

Hudson County Improvement Authority, 4.75% due 10/1/2019 (Hudson County Lease; Insured: AGM)	AA/Aa3	4,390,000	4,902,006

Hudson County Improvement Authority, 5.375% due 10/1/2020 (Hudson County Lease; Insured: AGM)	AA/Aa3	2,020,000	2,363,541

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Monmouth County Improvement Authority, 5.00% due 12/1/2016 (Insured: AMBAC)	NR/NR	1,000,000	1,016,710

New Jersey EDA, 5.00% due 12/15/2016 (School Facilities Construction) (ETM)	NR/NR	6,795,000	6,933,006

New Jersey EDA, 5.00% due 12/15/2016 (School Facilities Construction)	A-/A3	4,155,000	4,231,743

New Jersey EDA, 5.50% due 12/15/2019 (School Facilities Construction; Insured: AMBAC)	A-/A3	5,525,000	6,140,153

New Jersey EDA, 5.00% due 9/1/2020 (School Facilities Construction) (ETM)	NR/NR	365,000	425,444

New Jersey EDA, 5.00% due 9/1/2020 (School Facilities Construction)	A-/A3	135,000	148,839

New Jersey EDA, 5.00% due 6/15/2022 (School Facilities Construction)	A-/A3	8,000,000	8,978,320

New Jersey EDA, 5.00% due 3/1/2023 (School Facilities Construction)	A-/A3	8,015,000	9,044,527

New Jersey EDA, 5.00% due 6/15/2023 (School Facilities Construction)	A-/A3	2,000,000	2,262,320

New Jersey EDA, 5.75% due 9/1/2023 pre-refunded 3/1/2021 (School Facilities Construction)	NR/A3	4,955,000	6,021,118

New Jersey EDA, 5.75% due 9/1/2023 (School Facilities Construction)	A-/A3	550,000	623,964

New Jersey EDA, 5.00% due 6/15/2024 (School Facilities Construction)	A-/A3	4,250,000	4,826,385

New Jersey EDA, 5.00% due 3/1/2025 (School Facilities Construction)	A-/A3	4,575,000	5,120,386

New Jersey EDA, 5.00% due 3/1/2026 (School Facilities Construction)	A-/A3	11,150,000	12,442,285

New Jersey Educational Facilities Authority, 5.00% due 9/1/2016 (Higher Education Capital Improvements; Insured: AGM)	AA/A2	675,000	677,707

New Jersey Health Care Facilities Financing Authority, 5.00% due 7/1/2023 (Virtua Health Issue)	AA-/NR	535,000	657,847

New Jersey Health Care Facilities Financing Authority, 5.00% due 7/1/2024 (Virtua Health Issue)	AA-/NR	1,000,000	1,235,500

New Jersey Higher Educational Assistance Authority, 5.00% due 12/1/2017	AA/Aa2	1,910,000	2,011,230

New Jersey Higher Educational Assistance Authority, 5.00% due 12/1/2018	AA/Aa2	3,000,000	3,256,500

New Jersey Higher Educational Assistance Authority, 5.25% due 12/1/2019	AA/Aa2	5,650,000	6,343,142

New Jersey Transit Corp., 5.00% due 9/15/2021 (Urban Public Transportation Capital Improvement)	A/A3	3,395,000	3,874,510

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2019 (State Transportation System)	A-/A3	1,000,000	1,082,640

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2020 (State Transportation System)	A-/A3	1,000,000	1,101,470

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2021 (State Transportation System)	A-/A3	2,570,000	2,863,674

New Jersey Transportation Trust Fund Authority, 5.25% due 12/15/2022 (State Transportation System)	A-/A3	2,000,000	2,289,520

New Jersey Transportation Trust Fund Authority, 5.25% due 12/15/2023 (State Transportation System; Insured: AMBAC)	A-/A3	3,545,000	4,083,592

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2024 (State Transportation System)	A-/A3	1,660,000	1,884,548

New Jersey Transportation Trust Fund Authority, 1.63% due 6/15/2034 put 12/15/2021 (Transportation System Improvements)	A-/A3	4,000,000	3,860,000

Ocean Township Municipal Utility Authority, 6.00% due 8/1/2017 (Insured: Natl-Re)	AA-/A3	1,515,000	1,549,996

Passaic Valley Sewer Commissioners GO, 5.625% due 12/1/2018 (Sewer System)	NR/A3	1,210,000	1,335,404

Passaic Valley Sewer Commissioners GO, 5.75% due 12/1/2019 (Sewer System)	NR/A3	2,000,000	2,284,300

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Passaic Valley Sewer Commissioners GO, 5.75% due 12/1/2020 (Sewer System)	NR/A3	4,250,000	4,987,970

Passaic Valley Sewer Commissioners GO, 5.75% due 12/1/2021 (Sewer System)	NR/A3	4,500,000	5,393,205

Township of Wayne GO, 2.00% due 2/15/2018 (General Improvements and Water Utility System)	AA+/Aaa	1,295,000	1,322,571

New Mexico — 1.58%

Albuquerque Municipal School District No. 12 GO, 5.00% due 8/1/2019 (Bernalillo and Sandoval Counties School Facilities) (State Aid Withholding)	AA/Aa1	2,300,000	2,600,265

City of Farmington, 1.875% due 6/1/2032 put 9/1/2017 (El Paso Electric Co.-Four Corners Project)	BBB/Baa1	3,000,000	3,026,910

City of Gallup, 5.00% due 8/15/2016 (Tri-State Generation and Transmission Assoc., Inc.; Insured: AMBAC)	A/A3	2,500,000	2,509,125

City of Santa Fe, 4.50% due 5/15/2022 (El Castillo Retirement Residences)	BBB-/NR	2,585,000	2,717,326

Incorporated County of Los Alamos, 5.50% due 6/1/2017	AA+/A1	2,365,000	2,470,030

Incorporated County of Los Alamos, 5.50% due 6/1/2018	AA+/A1	2,205,000	2,404,067

New Mexico Educational Assistance Foundation, 4.00% due 9/1/2017 (Student Loans)	NR/Aaa	6,000,000	6,237,540

New Mexico Educational Assistance Foundation, 5.00% due 12/1/2018 (Student Loans)	AAA/Aaa	5,000,000	5,511,700

New Mexico Educational Assistance Foundation, 5.00% due 12/1/2021 (Student Loans)	AAA/Aaa	3,000,000	3,490,620

New Mexico Hospital Equipment Loan Council, 5.00% due 8/1/2024 (Presbyterian Healthcare Services)	AA/Aa3	1,030,000	1,300,262

New Mexico Hospital Equipment Loan Council, 5.00% due 8/1/2025 (Presbyterian Healthcare Services)	AA/Aa3	750,000	960,705

New Mexico Hospital Equipment Loan Council, 0.41% due 8/1/2034 put 7/1/2016 (daily demand notes)	AA/Aa3	3,815,000	3,815,819

New Mexico Hospital Equipment Loan Council, 0.41% due 8/1/2034 put 7/1/2016 (Presbyterian Healthcare Services; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AA/Aa3	50,500,000	50,500,000

New Mexico Hospital Equipment Loan Council, 0.46% due 8/1/2034 put 7/8/2016 (Presbyterian Healthcare Services; SPA: JPMorgan Chase Bank, N.A.) (weekly demand notes)	AA/Aa3	14,600,000	14,600,000

Regents of New Mexico State University, 5.00% due 4/1/2020 (Corbett Center Student Union & NMSU Golf Course)	AA-/Aa3	3,095,000	3,562,809

Regents of New Mexico State University, 5.00% due 4/1/2021 (Corbett Center Student Union & NMSU Golf Course)	AA-/Aa3	1,845,000	2,181,528

Regents of New Mexico State University, 5.00% due 4/1/2022 (Corbett Center Student Union & NMSU Golf Course)	AA-/Aa3	1,250,000	1,513,275

Rio Rancho Public School District No. 94 GO, 4.00% due 8/1/2018 (State Aid Withholding)	NR/Aa1	3,940,000	4,216,115

State of New Mexico, 5.00% due 7/1/2016 (Statewide Capital Project Funding)	AA-/Aa2	10,265,000	10,266,335

New York — 11.61%

City of Long Beach School District GO, 3.50% due 5/1/2022 (Insured: AGM) (State Aid Withholding)	AA/Aa2	1,600,000	1,735,264

City of New York GO, 4.00% due 8/1/2016 (Capital Projects)	AA/Aa2	1,930,000	1,935,809

City of New York GO, 0.37% due 8/1/2020 put 7/1/2016 (Capital Projects; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	5,000,000	5,000,000

City of New York GO, 0.37% due 8/1/2021 put 7/1/2016 (Capital Projects; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	500,000	500,000

City of New York GO, 5.00% due 8/1/2021 (City Budget Financial Management)	AA/Aa2	9,000,000	10,736,370

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	City of New York GO, 5.00% due 8/1/2021 (City Budget Financial Management)	AA/Aa2	7,350,000	8,768,035

	City of New York GO, 5.00% due 8/1/2021 (City Budget Financial Management)	AA/Aa2	7,775,000	9,275,031

	City of New York GO, 5.00% due 8/1/2021 (City Budget Financial Management)	AA/Aa2	3,000,000	3,578,790

	City of New York GO, 5.00% due 8/1/2022 (City Budget Financial Management)	AA/Aa2	6,625,000	8,079,055

	City of New York GO, 5.00% due 8/1/2022 (City Budget Financial Management)	AA/Aa2	20,000,000	24,389,600

	City of New York GO, 5.00% due 8/1/2022 (City Budget Financial Management)	AA/Aa2	13,075,000	15,944,701

	City of New York GO, 5.00% due 8/1/2022 (City Budget Financial Management)	AA/Aa2	3,000,000	3,658,440

	City of New York GO, 5.00% due 8/1/2023 (City Budget Financial Management)	AA/Aa2	9,520,000	11,855,732

	City of New York GO, 5.00% due 8/1/2023 (City Budget Financial Management)	AA/Aa2	12,985,000	16,170,870

	City of New York GO, 0.39% due 10/1/2023 put 7/1/2016 (Capital Projects; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	10,200,000	10,200,000

	City of New York GO, 5.00% due 8/1/2024 (City Budget Financial Management)	AA/Aa2	40,145,000	50,992,982

	City of New York GO, 0.37% due 8/1/2038 put 7/1/2016 (City Budget Financial Management; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA/Aa2	5,800,000	5,800,000

	City of Syracuse Industrial Development Agency, 0.38% due 12/1/2037 put 7/1/2016 (Syracuse University; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	5,900,000	5,900,000

	Erie County Individual Development Agency, 5.00% due 5/1/2017 (Buffalo School District)	AA/Aa2	7,265,000	7,534,677

	Erie County Individual Development Agency, 5.00% due 5/1/2018 (Buffalo School District)	AA/Aa2	5,000,000	5,394,700

	Metropolitan Transportation Authority, 5.00% due 11/15/2020	AA/NR	2,000,000	2,354,060

	Metropolitan Transportation Authority, 5.00% due 11/15/2020	AA-/A1	12,955,000	15,190,515

	Metropolitan Transportation Authority, 5.00% due 11/15/2021	AA-/A1	24,325,000	29,255,921

	Monroe County Industrial Development Corp., 5.00% due 6/1/2018 (St. John Fisher College)	BBB+/NR	1,425,000	1,525,605

	Monroe County Industrial Development Corp., 5.00% due 6/1/2019 (St. John Fisher College)	BBB+/NR	1,030,000	1,136,893

	Monroe County Industrial Development Corp., 5.00% due 6/1/2022 (St. John Fisher College)	BBB+/NR	2,000,000	2,353,720

[a]	Nassau County IDA, 5.25% due 3/1/2018 (New York Institute of Technology)	BBB+/Baa2	1,260,000	1,342,996

	Nassau County IDA, 5.25% due 3/1/2020 (New York Institute of Technology)	BBB+/Baa2	1,715,000	1,944,861

	New York City Health and Hospital Corp. GO, 5.00% due 2/15/2019 (Healthcare Facilities Improvements)	A+/Aa3	2,700,000	2,993,220

	New York City Health and Hospital Corp. GO, 5.00% due 2/15/2021 (Healthcare Facilities Improvements)	A+/Aa3	2,615,000	3,004,347

	New York City Health and Hospitals Corp. GO, 5.00% due 2/15/2020 (Healthcare Facilities Improvements)	A+/Aa3	10,000,000	11,496,700

	New York City Municipal Water Finance Authority, 0.39% due 6/15/2035 put 7/1/2016 (Water & Sewer System; SPA: Bayerische Landesbank) (daily demand notes)	AAA/Aa1	71,100,000	71,100,000

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New York City Municipal Water Finance Authority, 0.37% due 6/15/2043 put 7/1/2016 (Water & Sewer System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	24,500,000	24,500,000

New York City Municipal Water Finance Authority, 0.39% due 6/15/2045 put 7/1/2016 (Water & Sewer System; SPA: CalPERS) (daily demand notes)	AAA/Aa1	1,800,000	1,800,000

New York City Municipal Water Finance Authority, 0.39% due 6/15/2045 put 7/1/2016 (Water & Sewer System; SPA: U.S. Bank, N.A.) (daily demand notes)	AAA/Aa1	23,000,000	23,000,000

New York City Municipal Water Finance Authority, 0.37% due 6/15/2048 put 7/1/2016 (Water & Sewer System; SPA: Mizuho Bank, Ltd.) (daily demand notes)	AA+/Aa1	10,100,000	10,100,000

New York City Municipal Water Finance Authority, 0.37% due 6/15/2050 put 7/1/2016 (Water & Sewer System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	12,900,000	12,900,000

New York City Municipal Water Finance Authority, 0.37% due 6/15/2050 put 7/1/2016 (Water & Sewer System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	74,790,000	74,790,000

New York City Transitional Finance Authority, 5.00% due 7/15/2016 (School Financing Act) (State Aid Withholding)	AA/Aa2	3,155,000	3,160,900

New York City Transitional Finance Authority, 5.00% due 11/1/2016 (City Capital Projects & WTC Recovery Costs)	AAA/Aa1	5,000,000	5,075,750

New York City Transitional Finance Authority, 5.00% due 11/1/2016 (City Capital Projects & WTC Recovery Costs)	AAA/Aa1	12,680,000	12,872,102

New York City Transitional Finance Authority, 5.00% due 1/15/2018 (School Financing Act) (State Aid Withholding)	AA/Aa2	4,865,000	5,188,085

New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects & WTC Recovery Costs)	AAA/Aa1	2,000,000	2,202,020

New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects & WTC Recovery Costs)	AAA/Aa1	1,500,000	1,651,515

New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects & WTC Recovery Costs)	AAA/Aa1	11,730,000	12,914,847

New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects & WTC Recovery Costs)	AAA/Aa1	3,075,000	3,385,606

New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects & WTC Recovery Costs)	AAA/Aa1	1,645,000	1,811,161

New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects & WTC Recovery Costs)	AAA/Aa1	12,725,000	14,010,352

New York City Transitional Finance Authority, 0.46% due 11/15/2022 put 7/8/2016 (City Capital Projects; SPA: JPMorgan Chase Bank, N.A.) (weekly demand notes)	AAA/Aaa	23,400,000	23,400,000

New York City Transitional Finance Authority, 0.46% due 11/15/2022 put 7/8/2016 (City Capital Projects; SPA: JPMorgan Chase Bank, N.A.) (weekly demand notes)	AAA/Aaa	9,400,000	9,400,000

New York City Transitional Finance Authority, 0.46% due 11/1/2028 put 7/8/2016 (City Capital Projects; SPA: JPMorgan Chase Bank, N.A.) (weekly demand notes)	AAA/Aaa	16,800,000	16,800,000

New York City Transitional Finance Authority, 0.37% due 11/1/2036 put 7/1/2016 (City Capital Projects; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	3,950,000	3,950,000

New York City Transitional Finance Authority, 0.40% due 11/1/2042 put 7/1/2016 (City Capital Projects; SPA: Barclays Bank plc) (daily demand notes)	AAA/Aa1	3,200,000	3,200,000

New York City Transitional Finance Authority, 0.37% due 2/1/2045 put 7/1/2016 (City Capital Projects; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	38,710,000	38,710,000

New York State Dormitory Authority, 5.50% due 2/15/2017 (Mental Health Services Facilities)	AA/NR	9,000,000	9,280,710

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	New York State Dormitory Authority, 5.25% due 5/15/2017 (Court Facilities Lease; Insured: AMBAC)	AA-/Aa2	4,945,000	5,145,371

	New York State Dormitory Authority, 5.50% due 2/15/2018 (Mental Health Services Facilities)	AA/NR	5,280,000	5,692,104

	New York State Dormitory Authority, 2.25% due 4/1/2018 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	4,800,000	4,923,408

	New York State Dormitory Authority, 5.00% due 4/1/2018 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	325,000	349,359

	New York State Dormitory Authority, 5.00% due 10/1/2018 (School Districts Financing Program; Insured: AGM) (State Aid Withholding)	AA/A2	2,500,000	2,741,300

	New York State Dormitory Authority, 5.00% due 10/1/2018 (School Districts Financing Program) (State Aid Withholding)	NR/Aa3	1,395,000	1,527,999

	New York State Dormitory Authority, 5.00% due 10/1/2018 (School Districts Financing Program) (State Aid Withholding)	AA-/NR	2,520,000	2,760,862

	New York State Dormitory Authority, 5.00% due 4/1/2019 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	610,000	680,144

	New York State Dormitory Authority, 5.00% due 7/1/2019 (New York Department of Health; Insured: Natl-Re)	AA/Aa2	6,975,000	7,002,551

	New York State Dormitory Authority, 5.00% due 10/1/2019 (School Districts Financing Program; Insured: AGM) (State Aid Withholding)	AA/A2	2,100,000	2,384,046

	New York State Dormitory Authority, 5.00% due 10/1/2019 (School Districts Financing Program) (State Aid Withholding)	NR/Aa3	1,585,000	1,798,293

	New York State Dormitory Authority, 5.00% due 10/1/2019 (School Districts Financing Program) (State Aid Withholding)	AA-/NR	2,645,000	2,999,113

[a]	New York State Dormitory Authority, 5.00% due 12/15/2019 (Metropolitan Transportation Authority Service Contract)	AAA/Aa1	60,000,000	68,697,000

	New York State Dormitory Authority, 5.00% due 4/1/2020 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	1,000,000	1,150,750

	New York State Dormitory Authority, 5.00% due 7/1/2020 (NYSARC, Inc. Developmental Disability Programs)	NR/Aa2	1,000,000	1,146,390

	New York State Dormitory Authority, 5.00% due 10/1/2020 (School Districts Financing Program; Insured: AGM)	AA/NR	1,250,000	1,462,488

	New York State Dormitory Authority, 5.00% due 10/1/2020 (School Districts Financing Program; Insured: AGM) (State Aid Withholding)	AA/A2	2,100,000	2,456,979

	New York State Dormitory Authority, 5.00% due 10/1/2020 (School Districts Financing Program) (State Aid Withholding)	NR/Aa3	1,000,000	1,167,250

	New York State Dormitory Authority, 5.00% due 10/1/2020 (School Districts Financing Program) (State Aid Withholding)	AA-/NR	2,775,000	3,235,983

	New York State Dormitory Authority, 5.00% due 4/1/2021 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	450,000	531,275

	New York State Dormitory Authority, 5.00% due 10/1/2021 (School Districts Financing Program; Insured: AGM)	AA/NR	1,100,000	1,319,593

	New York State Dormitory Authority, 5.00% due 10/1/2021 (School Districts Financing Program; Insured: AGM) (State Aid Withholding)	AA/A2	1,250,000	1,499,537

	New York State Dormitory Authority, 5.00% due 10/1/2021 (School Districts Financing Program) (State Aid Withholding)	NR/Aa3	750,000	894,645

	New York State Dormitory Authority, 5.00% due 10/1/2022 (School Districts Financing Program; Insured: AGM)	AA/NR	1,800,000	2,212,344

	New York State Dormitory Authority, 5.00% due 10/1/2022 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	300,000	366,951

	New York State Dormitory Authority, 5.00% due 10/1/2023 (School Districts Financing Program; Insured: AGM)	AA/NR	2,500,000	3,136,225

	New York State Dormitory Authority, 5.25% due 10/1/2023 (School Districts Financing Program; Insured: AGM) (State Aid Withholding)	AA/A1	2,000,000	2,415,640

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New York State Dormitory Authority, 5.00% due 10/1/2024 (School Districts Financing Program; Insured: AGM)	AA/NR	2,000,000	2,555,240

New York State Dormitory Authority, 0.37% due 7/1/2033 put 7/1/2016 (University of Rochester; LOC: HSBC Bank USA, N.A.) (daily demand notes)	AAA/Aa1	5,065,000	5,065,000

New York State Housing Finance Agency, 0.39% due 11/1/2046 put 7/1/2016 (160 Madison Avenue Housing; LOC: PNC Bank, N.A.) (daily demand notes)	NR/A1	1,735,000	1,735,000

New York State Housing Finance Agency, 0.39% due 11/1/2046 put 7/1/2016 (160 Madison Avenue Housing Development; Insured: PNC Bank, N.A.) (daily demand notes)	NR/A1	18,205,000	18,205,000

New York State Thruway Authority, 5.00% due 5/1/2019 (New NY Bridge)	A-/A3	5,000,000	5,586,700

New York State Thruway Authority, 5.00% due 1/1/2020 (Governor Thomas E. Dewey Thruway)	A/A2	2,000,000	2,284,360

New York State Thruway Authority, 5.00% due 1/1/2021 (Governor Thomas E. Dewey Thruway)	A/A2	2,500,000	2,939,225

New York State Thruway Authority, 5.00% due 1/1/2022 (Governor Thomas E. Dewey Thruway)	A/A2	3,000,000	3,614,160

New York State Thruway Authority, 5.00% due 1/1/2024 (Governor Thomas E. Dewey Thruway)	A/A2	1,000,000	1,262,050

New York State Thruway Authority, 5.00% due 3/15/2024 (Highway, Bridge, Multi-Modal and MTA Projects)	AAA/Aa1	18,300,000	21,689,709

New York State Thruway Authority, 5.00% due 1/1/2025 (Governor Thomas E. Dewey Thruway)	A/A2	2,000,000	2,578,980

Suffolk County Economic Development Corp., 5.00% due 7/1/2020 (Catholic Health Services)	BBB+/Baa1	5,000,000	5,729,850

Suffolk County Economic Development Corp., 5.00% due 7/1/2021 (Catholic Health Services)	BBB+/Baa1	5,000,000	5,882,650

Suffolk County Economic Development Corp., 5.00% due 7/1/2022 (Catholic Health Services)	BBB+/Baa1	5,000,000	5,840,450

Suffolk County IDA Civic Facilities GO, 5.25% due 3/1/2019 (New York Institute of Technology)	BBB+/Baa2	1,400,000	1,411,256

The Port Authority of New York and New Jersey GO, 5.00% due 8/15/2017 (Insured: AGM)	AA/Aa3	4,725,000	4,958,982

Tobacco Settlement Financing Corp., 5.00% due 6/1/2018	AA/NR	3,725,000	4,029,593

Triborough Bridge & Tunnel Authority, 4.00% due 11/15/2017 (MTA Bridges & Tunnels)	AA-/Aa3	750,000	785,873

Triborough Bridge & Tunnel Authority, 5.00% due 11/15/2021 (MTA Bridges & Tunnels)	AA-/Aa3	5,140,000	6,211,793

United Nations Development Corp., 5.00% due 7/1/2016 (One, Two and Three U.N. Plaza)	NR/A1	3,400,000	3,400,408

United Nations Development Corp., 5.00% due 7/1/2017 (One, Two and Three U.N. Plaza)	NR/A1	3,000,000	3,128,370

United Nations Development Corp., 5.00% due 7/1/2019 (One, Two and Three U.N. Plaza)	NR/A1	4,000,000	4,486,040

West Seneca Central School District GO, 5.00% due 11/15/2022 (Insured: BAM) (State Aid Withholding)	AA/A2	1,000,000	1,225,660

North Carolina — 2.36%

Charlotte-Mecklenburg Hospital Authority, 5.00% due 1/15/2017 (Carolinas HealthCare System)	AA-/Aa3	2,000,000	2,047,000

Charlotte-Mecklenburg Hospital Authority, 4.00% due 1/15/2019 (Carolinas HealthCare System)	AA-/Aa3	600,000	648,294

Charlotte-Mecklenburg Hospital Authority, 3.00% due 1/15/2021 (Carolinas HealthCare System)	AA-/Aa3	1,595,000	1,727,130

Charlotte-Mecklenburg Hospital Authority, 4.00% due 1/15/2022 (Carolinas HealthCare System)	AA-/Aa3	845,000	969,359

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Charlotte-Mecklenburg Hospital Authority, 5.00% due 1/15/2023 (Carolinas HealthCare System)	AA-/Aa3	1,400,000	1,711,738

Charlotte-Mecklenburg Hospital Authority, 5.00% due 1/15/2024 (Carolinas HealthCare System)	AA-/Aa3	2,855,000	3,528,894

Charlotte-Mecklenburg Hospital Authority, 0.46% due 1/15/2037 put 7/8/2016 (Carolinas HealthCare System; SPA: JPMorgan Chase Bank, N.A.) (weekly demand notes)	AA-/Aa3	23,505,000	23,505,000

City of Charlotte COP, 5.00% due 12/1/2020 (Equipment Acquisition & Public Facilities)	AA+/Aa1	1,000,000	1,171,310

City of Charlotte COP, 5.00% due 12/1/2021 (Equipment Acquisition & Public Facilities)	AA+/Aa1	1,100,000	1,319,637

City of Charlotte COP, 5.00% due 12/1/2022 (Equipment Acquisition & Public Facilities)	AA+/Aa1	2,405,000	2,949,083

City of Charlotte COP, 5.00% due 12/1/2023 (Equipment Acquisition & Public Facilities)	AA+/Aa1	2,145,000	2,685,197

City of Charlotte COP, 5.00% due 12/1/2025 (Equipment Acquisition & Public Facilities)	AA+/Aa1	2,290,000	2,973,863

City of Charlotte GO, 4.00% due 12/1/2016 (Equipment Acquisition & Public Facilities)	AAA/Aaa	5,315,000	5,394,193

County of Buncombe, 5.00% due 6/1/2022 (Primary, Middle School & Community College Facilities)	AA+/Aa2	1,000,000	1,215,020

County of Buncombe, 5.00% due 6/1/2023 (Primary, Middle School & Community College Facilities)	AA+/Aa2	750,000	931,522

County of Buncombe, 5.00% due 6/1/2024 (Primary, Middle School & Community College Facilities)	AA+/Aa2	600,000	760,050

County of Catawba, 4.00% due 10/1/2016	AA-/Aa2	1,000,000	1,008,780

County of Catawba, 4.00% due 10/1/2017	AA-/Aa2	1,000,000	1,041,590

County of Dare, 4.00% due 6/1/2017 (Educational Facility Capital Projects)	AA/Aa3	400,000	412,236

County of Dare, 4.00% due 6/1/2018 (Educational Facility Capital Projects)	AA/Aa3	425,000	451,159

County of Dare, 4.00% due 6/1/2019 (Educational Facility Capital Projects)	AA/Aa3	500,000	545,265

County of Dare, 4.00% due 6/1/2020 (Educational Facility Capital Projects)	AA/Aa3	765,000	852,776

County of Dare, 5.00% due 6/1/2021 (Educational Facility Capital Projects)	AA/Aa3	1,225,000	1,449,285

County of Dare, 4.00% due 6/1/2022 (Educational Facility Capital Projects)	AA/Aa3	490,000	564,186

County of Dare, 5.00% due 6/1/2024 (Educational Facility Capital Projects)	AA/Aa3	700,000	859,243

County of Mecklenburg GO, 5.00% due 12/1/2018 (County Debt Restructuring)	AAA/Aaa	3,015,000	3,331,213

County of Randolph, 5.00% due 10/1/2020	A+/Aa3	500,000	580,110

County of Randolph, 5.00% due 10/1/2021	A+/Aa3	1,065,000	1,265,018

County of Randolph, 5.00% due 10/1/2021	A+/Aa3	500,000	593,905

County of Randolph, 5.00% due 10/1/2022	A+/Aa3	1,945,000	2,359,849

County of Randolph, 5.00% due 10/1/2023	A+/Aa3	550,000	680,955

County of Randolph, 5.00% due 10/1/2023	A+/Aa3	400,000	495,240

North Carolina Eastern Municipal Power Agency, 6.00% due 1/1/2018 (Insured: AMBAC) (ETM)	NR/NR	7,500,000	8,107,350

North Carolina Eastern Municipal Power Agency, 6.00% due 1/1/2018 (Insured: BHAC/AMBAC) (ETM)	AA+/Aa1	5,965,000	6,435,817

North Carolina Eastern Municipal Power Agency, 5.25% due 1/1/2019 pre-refunded 1/1/2018 (Insured: AGM)	AA/A3	3,105,000	3,320,673

North Carolina Eastern Municipal Power Agency, 5.00% due 1/1/2021 (ETM)	NR/NR	5,000,000	5,897,800

North Carolina Eastern Municipal Power Agency, 5.00% due 1/1/2022 (ETM)	NR/NR	4,715,000	5,713,873

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

North Carolina Infrastructure Finance Corp. COP, 5.00% due 5/1/2026 pre-refunded 5/1/2017 (North Carolina Capital Improvements; Insured: AGM)	AA+/Aa1	3,000,000	3,111,030

North Carolina Medical Care Commission, 5.00% due 6/1/2020 (Duke University Health System)	AA/Aa2	2,000,000	2,319,260

North Carolina Medical Care Commission, 5.00% due 6/1/2021 (Duke University Health System)	AA/Aa2	2,000,000	2,383,960

North Carolina Medical Care Commission, 5.00% due 6/1/2022 (Duke University Health System)	AA/Aa2	1,800,000	2,195,766

North Carolina Medical Care Commission, 5.00% due 6/1/2023 (Duke University Health System)	AA/Aa2	1,425,000	1,772,472

North Carolina Medical Care Commission, 5.00% due 6/1/2024 (Duke University Health System)	AA/Aa2	2,300,000	2,915,158

North Carolina Medical Care Commission, 5.00% due 6/1/2025 (Duke University Health System)	AA/Aa2	4,000,000	5,151,880

North Carolina Medical Care Commission, 5.00% due 6/1/2026 (Duke University Health System)	AA/Aa2	1,600,000	2,092,448

North Carolina Municipal Power Agency, 5.25% due 1/1/2017 (Catawba Electric)	A/A2	2,000,000	2,047,240

North Carolina Municipal Power Agency, 5.25% due 1/1/2017 (Catawba Electric) (ETM)	NR/NR	1,120,000	1,145,928

North Carolina Municipal Power Agency, 4.00% due 1/1/2018 (Catawba Electric) (ETM)	NR/NR	3,250,000	3,415,555

North Carolina Municipal Power Agency, 4.00% due 1/1/2018 (Catawba Electric)	A/A2	11,750,000	12,334,092

North Carolina Municipal Power Agency, 5.00% due 1/1/2019 (Catawba Electric) (ETM)	NR/NR	1,220,000	1,349,601

North Carolina Municipal Power Agency, 5.00% due 1/1/2019 (Catawba Electric)	A/A2	3,280,000	3,622,399

North Carolina Municipal Power Agency, 4.00% due 1/1/2020 (Catawba Electric) (ETM)	NR/NR	945,000	1,048,553

North Carolina Municipal Power Agency, 4.00% due 1/1/2020 (Catawba Electric)	A/A2	605,000	669,971

North Carolina Municipal Power Agency, 5.00% due 1/1/2020 (Catawba Electric) (ETM)	NR/NR	280,000	320,438

North Carolina Municipal Power Agency, 5.00% due 1/1/2020 (Catawba Electric)	A/A2	720,000	822,103

North Carolina Municipal Power Agency, 4.00% due 1/1/2022 (Catawba Electric)	A/A2	1,000,000	1,148,670

State of North Carolina, 5.00% due 11/1/2019 (State Capital Projects and Correctional Facilities)	AA+/Aa1	23,635,000	26,912,702

State of North Carolina GO, 5.00% due 6/1/2017 (Various Capital Improvements)	AAA/Aaa	6,070,000	6,318,020

Winston-Salem State University, 4.00% due 4/1/2017 (Student Housing and Student Services Facilities)	A-/A3	645,000	659,171

Winston-Salem State University, 5.00% due 4/1/2019 (Student Housing and Student Services Facilities)	A-/A3	815,000	898,953

Winston-Salem State University, 5.00% due 4/1/2022 (Student Housing and Student Services Facilities)	A-/A3	945,000	1,116,773

North Dakota — 0.05%

County of Ward, 4.00% due 4/1/2020 (Insured: AGM)	AA/A2	2,445,000	2,702,092

North Dakota Public Finance Authority, 4.00% due 6/1/2017 (City of Fargo Flood Mitigation Projects)	A+/NR	1,460,000	1,504,165

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Ohio — 3.13%

Akron, Bath & Copley Joint Township Hospital District, 5.00% due 11/15/2021 (Children’s Hospital Medical Center)	NR/A1	1,000,000	1,189,180

American Municipal Power, Inc., 5.25% due 2/15/2018 (AMP Combined Hydroelectric Projects)	A/A3	5,500,000	5,899,905

American Municipal Power, Inc., 5.25% due 2/15/2019 (AMP Combined Hydroelectric Projects)	A/A3	5,595,000	6,235,795

American Municipal Power, Inc., 5.00% due 2/15/2020 (AMP Fremont Energy Center)	A/A1	1,865,000	2,129,569

American Municipal Power, Inc., 5.00% due 2/15/2021 (AMP Fremont Energy Center)	A/A1	1,300,000	1,524,471

American Municipal Power, Inc., 5.00% due 2/15/2022 (AMP Fremont Energy Center)	A/A1	2,750,000	3,297,910

Cincinnati City School District Board of Education GO, 5.25% due 12/1/2023 (Educational Facilities; Insured: Natl-Re)	AA-/Aa2	2,690,000	3,414,471

City of Akron, 5.00% due 12/1/2021 (Community Learning Centers)	AA+/NR	4,120,000	4,937,820

City of Akron GO, 5.00% due 12/1/2019 (Various Municipal Capital Projects)	AA-/NR	1,685,000	1,919,956

City of Cleveland, 3.00% due 10/1/2016 (Public Facilities)	AA/A1	690,000	694,071

City of Cleveland, 4.00% due 10/1/2018 (Parks & Recreation Facilities)	AA/A1	500,000	533,960

City of Cleveland, 5.00% due 5/15/2019 (Police & Fire Pension Payment)	AA/A1	1,750,000	1,947,890

City of Cleveland, 4.00% due 10/1/2019 (Public Facilities)	AA/A1	600,000	656,850

City of Cleveland, 4.00% due 10/1/2019 (Parks & Recreation Facilities)	AA/A1	520,000	569,270

City of Cleveland, 5.00% due 5/15/2020 (Police & Fire Pension Payment)	AA/A1	1,605,000	1,840,839

City of Cleveland, 5.00% due 10/1/2020 (Public Facilities)	AA/A1	510,000	590,794

City of Cleveland, 5.00% due 10/1/2020 (Parks & Recreation Facilities)	AA/A1	545,000	631,339

City of Cleveland, 5.00% due 5/15/2021 (Police & Fire Pension Payment)	AA/A1	750,000	882,143

City of Cleveland, 5.00% due 10/1/2021 (Parks & Recreation Facilities)	AA/A1	570,000	676,413

City of Cleveland, 5.00% due 10/1/2022 (Public Facilities)	AA/A1	905,000	1,093,204

City of Cleveland, 5.00% due 10/1/2022 (Parks & Recreation Facilities)	AA/A1	600,000	724,776

City of Cleveland, 5.00% due 11/15/2022 (Parks & Recreation Facilities)	AA/A1	1,030,000	1,247,248

City of Cleveland, 5.00% due 10/1/2023 (Public Facilities)	AA/A1	1,155,000	1,420,211

City of Cleveland, 5.00% due 10/1/2023 (Parks & Recreation Facilities)	AA/A1	630,000	774,661

City of Cleveland COP, 5.00% due 11/15/2016 (Cleveland Stadium)	A/A2	2,200,000	2,235,596

City of Cleveland COP, 4.75% due 11/15/2020 (Cleveland Stadium)	A/A2	2,000,000	2,262,200

City of Cleveland GO, 5.50% due 10/1/2016 (City Capital Projects; Insured: AMBAC)	AA/A1	7,710,000	7,807,223

City of Cleveland GO, 2.00% due 12/1/2018 (City Capital Projects)	AA/A1	700,000	720,650

City of Cleveland GO, 5.50% due 10/1/2019 (City Capital Projects; Insured: AMBAC)	AA/A1	1,260,000	1,446,896

City of Cleveland GO, 3.00% due 12/1/2020 (Municipal Street System Improvements)	AA/A1	675,000	732,760

City of Cleveland GO, 3.00% due 12/1/2021 (Municipal Street System Improvements)	AA/A1	2,305,000	2,517,613

City of Cleveland GO, 4.00% due 12/1/2022 (Municipal Street System Improvements)	AA/A1	3,330,000	3,876,786

City of Cleveland GO, 4.00% due 12/1/2023 (Municipal Street System Improvements)	AA/A1	3,395,000	4,011,668

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Cleveland GO, 5.00% due 12/1/2024 (Municipal Street System Improvements)	AA/A1	3,730,000	4,748,439

City of Cleveland GO, 5.00% due 12/1/2025 (Municipal Street System Improvements)	AA/A1	3,555,000	4,587,870

City of Cleveland GO, 5.00% due 12/1/2026 (Municipal Street System Improvements)	AA/A1	3,610,000	4,619,897

City of Toledo, 5.00% due 11/15/2018 (Water System Improvements)	AA-/Aa3	1,175,000	1,292,547

City of Toledo, 5.00% due 11/15/2019 (Water System Improvements)	AA-/Aa3	2,260,000	2,571,383

City of Toledo, 5.00% due 11/15/2020 (Water System Improvements)	AA-/Aa3	2,000,000	2,339,500

City of Toledo, 5.00% due 11/15/2021 (Water System Improvements)	AA-/Aa3	2,000,000	2,396,180

City of Toledo, 5.00% due 11/15/2022 (Water System Improvements)	AA-/Aa3	3,255,000	3,978,912

City of Toledo, 5.00% due 11/15/2023 (Water System Improvements)	AA-/Aa3	1,750,000	2,162,842

Cleveland Package Facilities, 5.25% due 9/15/2021 (Insured: AGM) (ETM)	AA/A2	965,000	1,173,257

Cleveland Package Facilities, 5.25% due 9/15/2021 (Insured: AGM)	AA/A2	2,035,000	2,381,947

Cleveland State University, 5.00% due 6/1/2019 (Campus Capital Projects)	A+/A1	1,000,000	1,119,300

Cleveland State University, 5.00% due 6/1/2020 (Campus Capital Projects)	A+/A1	700,000	807,492

Cleveland State University, 5.00% due 6/1/2021 (Campus Capital Projects)	A+/A1	1,000,000	1,183,090

Cleveland State University, 5.00% due 6/1/2022 (Campus Capital Projects)	A+/A1	2,000,000	2,399,060

Cleveland-Cuyahoga County Port Authority, 5.00% due 10/1/2019 (Cleveland Museum of Art)	AA+/NR	2,000,000	2,258,800

County of Allen, 5.00% due 9/1/2016 (Catholic Healthcare Partners-Hospital Facilities)	A+/A2	10,000,000	10,073,600

County of Clermont, 2.00% due 8/1/2016 (Sanitary Sewer System)	NR/Aa3	1,325,000	1,326,484

County of Clermont, 2.00% due 8/1/2016 (Water System )	NR/Aa3	1,855,000	1,857,096

County of Clermont, 4.00% due 8/1/2019 (Sanitary Sewer System)	NR/Aa3	1,420,000	1,512,683

County of Cuyahoga COP, 5.00% due 12/1/2019 (Convention Hotel Project)	AA-/Aa3	2,585,000	2,932,321

County of Cuyahoga COP, 5.00% due 12/1/2022 (Convention Hotel Project)	AA-/Aa3	9,725,000	11,864,889

County of Cuyahoga COP, 5.00% due 12/1/2023 (Convention Hotel Project)	AA-/Aa3	5,645,000	7,025,767

County of Cuyahoga COP, 5.00% due 12/1/2024 (Convention Hotel Project)	AA-/Aa3	11,515,000	14,394,211

County of Franklin, 4.00% due 11/15/2033 put 8/1/2016 (OhioHealth Corp. Hospital Facilities)	AA+/Aa2	3,235,000	3,244,414

County of Montgomery, 0.39% due 11/15/2039 put 7/1/2016 (Miami Valley Hospital; SPA: Barclays Bank plc) (daily demand notes)	NR/Aa3	2,500,000	2,500,000

County of Scioto, 5.00% due 2/15/2022	NR/A2	1,110,000	1,327,405

County of Scioto, 5.00% due 2/15/2023	NR/A2	2,020,000	2,459,815

County of Scioto, 5.00% due 2/15/2024	NR/A2	1,640,000	2,034,764

County of Scioto, 5.00% due 2/15/2025	NR/A2	1,695,000	2,129,767

Deerfield Township, 5.00% due 12/1/2017	NR/A1	1,000,000	1,050,290

Franklin County Convention Facilities Authority, 5.00% due 12/1/2021 (Greater Columbus Convention Center)	AA/Aaa	1,000,000	1,197,920

Franklin County Convention Facilities Authority, 5.00% due 12/1/2022 (Greater Columbus Convention Center)	AA/Aaa	500,000	611,395

Franklin County Convention Facilities Authority, 5.00% due 12/1/2024 (Greater Columbus Convention Center)	AA/Aaa	1,000,000	1,263,130

Garfield Heights City School District GO, 5.375% due 12/15/2016 (School Improvements; Insured: Natl-Re)	NR/A2	1,625,000	1,657,240

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Kent State University, 5.00% due 5/1/2020 pre-refunded 5/1/2019 (Insured: AGC)	AA/Aa3	915,000	1,024,379

Kent State University, 5.00% due 5/1/2020 (Insured: AGC)	AA/Aa3	85,000	95,058

Ohio Higher Educational Facility Commission, 0.37% due 1/1/2039 put 7/1/2016 (Cleveland Clinic Health System) (daily demand notes)	AA-/Aa2	3,200,000	3,200,000

Ohio State Air Quality Development Authority, 5.625% due 6/1/2018 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa2	5,000,000	5,300,600

Ohio State Building Authority, 5.00% due 10/1/2020	AA/Aa2	1,700,000	1,943,542

Ohio State Water Development Authority, 3.625% due 10/1/2033 put 4/1/2020 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa3	2,000,000	2,044,700

Penta Career Center COP, 4.00% due 4/1/2017 (School District Facilities)	NR/Aa3	1,550,000	1,586,611

RiverSouth Authority, 5.00% due 12/1/2019 (RiverSouth Area Redevelopment)	AA+/Aa2	2,500,000	2,835,000

State of Ohio, 4.00% due 12/15/2018 (Major New Street Infrastructure Project)	AA/Aa2	1,000,000	1,080,360

State of Ohio, 4.00% due 12/15/2019 (Major New Street Infrastructure Project)	AA/Aa2	1,000,000	1,108,700

State of Ohio, 5.00% due 10/1/2020 (Cultural and Sports Capital Facilities)	AA/Aa2	3,845,000	4,464,545

State of Ohio, 5.00% due 12/15/2020 (Major New Street Infrastructure Project)	AA/Aa2	1,000,000	1,174,760

State of Ohio, 5.00% due 12/15/2021 (Major New Street Infrastructure Project)	AA/Aa2	2,500,000	3,004,150

State of Ohio GO, 5.50% due 9/15/2019 (Common Schools Capital Facilities)	AA+/Aa1	4,150,000	4,771,919

State of Ohio GO, 0.40% due 3/15/2025 put 7/1/2016 (daily demand notes)	AA+/Aa1	13,100,000	13,100,000

University of Akron Ohio, 5.00% due 1/1/2018 (Insured: AGM)	AA/A1	3,415,000	3,634,653

Youngstown City School District GO, 3.00% due 12/1/2016 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,440,000	1,453,464

Youngstown City School District GO, 4.00% due 12/1/2017 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,480,000	1,544,380

Youngstown City School District GO, 4.00% due 12/1/2018 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,545,000	1,657,167

Youngstown City School District GO, 4.00% due 12/1/2019 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,605,000	1,763,895

Youngstown City School District GO, 4.00% due 12/1/2020 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,670,000	1,871,819

Youngstown City School District GO, 4.00% due 12/1/2021 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,735,000	1,928,036

Youngstown City School District GO, 4.00% due 12/1/2022 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,805,000	1,992,088

Youngstown City School District GO, 4.00% due 12/1/2023 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,700,000	1,864,815

Oklahoma — 0.78%

Canadian County Educational Facilities Authority, 4.00% due 9/1/2019 (Mustang Public Schools)	A+/NR	1,410,000	1,536,378

Canadian County Educational Facilities Authority, 4.50% due 9/1/2020 (Mustang Public Schools)	A+/NR	2,690,000	3,038,167

Canadian County Educational Facilities Authority, 4.50% due 9/1/2021 (Mustang Public Schools)	A+/NR	2,290,000	2,629,172

Cleveland County Educational Facilities Authority, 5.00% due 6/1/2023 (Moore Public Schools)	A+/NR	5,355,000	6,485,494

Cleveland County ISD No. 29 GO, 1.50% due 3/1/2017 (Norman School District)	NR/Aa3	3,630,000	3,650,183

Oklahoma County Finance Authority, 5.00% due 9/1/2016 (Western Heights Public Schools)	A+/NR	3,000,000	3,021,270

Oklahoma County Finance Authority, 5.00% due 9/1/2017 (Western Heights Public Schools)	A+/NR	4,075,000	4,265,588

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Oklahoma County Finance Authority, 4.00% due 9/1/2018 (Western Heights Public Schools)	A+/NR	250,000	266,442

Oklahoma County Finance Authority, 5.00% due 9/1/2018 (Western Heights Public Schools)	A+/NR	2,120,000	2,301,027

Oklahoma County Finance Authority, 5.00% due 9/1/2020 (Western Heights Public Schools)	A+/NR	2,000,000	2,295,500

Oklahoma DFA, 5.00% due 8/15/2017 (INTEGRIS Health) (ETM)	AA-/Aa3	4,375,000	4,592,000

Oklahoma DFA, 5.00% due 8/15/2018 (INTEGRIS Health) (ETM)	AA-/Aa3	500,000	545,855

Oklahoma DFA, 5.00% due 8/15/2022 (INTEGRIS Health)	AA-/Aa3	1,000,000	1,218,070

Oklahoma DFA, 5.00% due 8/15/2023 (INTEGRIS Health)	AA-/Aa3	1,500,000	1,855,815

Oklahoma DFA, 5.00% due 8/15/2024 (INTEGRIS Health)	AA-/Aa3	1,225,000	1,540,094

Oklahoma DFA, 5.00% due 8/15/2025 (INTEGRIS Health)	AA-/Aa3	1,000,000	1,278,830

Oklahoma State Industrial Authority, 5.00% due 7/1/2016 (Medical Research Foundation)	NR/A2	1,165,000	1,165,140

Oklahoma State Industrial Authority, 5.25% due 7/1/2017 (Medical Research Foundation)	NR/A2	1,075,000	1,119,698

Tulsa County Industrial Authority, 5.50% due 9/1/2018 (Jenks Public Schools)	AA-/NR	4,210,000	4,624,096

Tulsa County Industrial Authority, 4.50% due 9/1/2020 (Broken Arrow Public Schools)	AA-/NR	1,585,000	1,798,658

Tulsa County Industrial Authority, 4.50% due 9/1/2021 (Broken Arrow Public Schools)	AA-/NR	8,775,000	10,125,034

Tulsa Parking Authority, 3.00% due 7/1/2017	AA-/NR	1,470,000	1,500,605

Oregon — 2.09%

Oregon Facilities Authority, 4.50% due 3/15/2018 (Legacy Health System)	AA-/A1	1,100,000	1,166,847

Polk County Dallas School District No. 2 GO, 0% due 6/15/2017 (Capital Improvements)	AA+/NR	2,270,000	2,254,700

Polk County Dallas School District No. 2 GO, 0% due 6/15/2019 (Capital Improvements)	AA+/NR	515,000	502,939

Polk County Dallas School District No. 2 GO, 0% due 6/15/2021 (Capital Improvements)	AA+/NR	1,475,000	1,390,409

State of Oregon GO, 2.00% due 9/15/2016 (Cash Management)	SP-1+/Mig1	158,000,000	158,499,280

Pennsylvania — 4.47%

Adams County IDA, 5.00% due 8/15/2016 (Gettysburg College)	A/A2	1,250,000	1,256,712

Adams County IDA, 5.00% due 8/15/2017 (Gettysburg College)	A/A2	1,340,000	1,401,734

Adams County IDA, 5.00% due 8/15/2019 (Gettysburg College)	A/A2	1,765,000	1,978,759

Allegheny County Higher Education Building Authority, 5.00% due 3/1/2020 (Duquesne University of the Holy Spirit)	A/A2	250,000	285,035

Allegheny County Higher Education Building Authority, 5.00% due 3/1/2023 (Duquesne University of the Holy Spirit)	A/A2	300,000	364,422

Allegheny County Higher Education Building Authority, 5.00% due 3/1/2024 (Duquesne University of the Holy Spirit)	A/A2	500,000	620,405

Allegheny County Higher Education Building Authority, 5.00% due 3/1/2025 (Duquesne University of the Holy Spirit)	A/A2	1,145,000	1,444,005

Allegheny County Hospital Development Authority, 5.00% due 6/15/2017 (University of Pittsburgh Medical Center)	A+/Aa3	3,000,000	3,124,350

Allegheny County Hospital Development Authority, 5.00% due 9/1/2017 (University of Pittsburgh Medical Center)	A+/Aa3	1,875,000	1,968,112

Allegheny County Hospital Development Authority, 5.00% due 5/15/2018 (University of Pittsburgh Medical Center)	A+/Aa3	5,915,000	6,387,963

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Allegheny County Hospital Development Authority, 5.00% due 6/15/2018 (University of Pittsburgh Medical Center)	A+/Aa3	3,310,000	3,585,888

Allegheny County Hospital Development Authority, 5.00% due 9/1/2018 (University of Pittsburgh Medical Center)	A+/Aa3	3,100,000	3,380,116

Allegheny County Sanitary Authority, 4.00% due 12/1/2018 (2015 Capital Project)	A/A1	650,000	697,548

Allegheny County Sanitary Authority, 5.00% due 12/1/2023 (2015 Capital Project)	A/A1	14,500,000	17,886,330

Allegheny County Sanitary Authority, 5.00% due 12/1/2024 (2015 Capital Project)	A/A1	4,650,000	5,830,635

Allegheny County Sanitary Authority, 5.00% due 12/1/2025 (2015 Capital Project; Insured: BAM)	AA/A1	1,000,000	1,275,680

Altoona Area School District GO, 3.25% due 12/1/2016 (Insured: AGM) (State Aid Withholding)	AA/NR	1,475,000	1,490,001

Altoona Area School District GO, 3.00% due 12/1/2022 (Insured: AGM) (State Aid Withholding)	AA/NR	1,335,000	1,442,574

Athens Area School District GO, 3.00% due 4/15/2018 (Insured: AGM) (State Aid Withholding)	NR/A2	2,600,000	2,702,206

Athens Area School District GO, 3.00% due 4/15/2019 (Insured: AGM) (State Aid Withholding)	NR/A2	2,680,000	2,778,383

Beaver County IDA, 4.00% due 1/1/2035 put 7/1/2021 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa3	18,000,000	18,753,840

City of Philadelphia, 5.00% due 6/15/2017 (Water and Wastewater System; Insured: AGM)	AA/A1	5,570,000	5,802,046

City of Philadelphia, 5.00% due 10/1/2017 (Pennsylvania Gas Works)	A-/Baa1	400,000	420,948

City of Philadelphia, 5.00% due 7/1/2018 (Pennsylvania Gas Works)	AA/A2	1,395,000	1,510,311

City of Philadelphia, 5.00% due 8/1/2023 (Pennsylvania Gas Works)	A-/Baa1	3,750,000	4,566,525

City of Philadelphia, 5.00% due 8/1/2024 (Pennsylvania Gas Works)	A-/Baa1	4,000,000	4,955,480

City of Philadelphia, 5.00% due 8/1/2025 (Pennsylvania Gas Works)	A-/Baa1	1,900,000	2,385,621

City of Pittsburgh GO, 5.25% due 9/1/2016 (Insured: AGM)	AA/A1	3,030,000	3,054,210

City of Pittsburgh GO, 5.25% due 9/1/2017 (Insured: AGM)	AA/A1	2,210,000	2,228,741

City of Pittsburgh GO, 5.25% due 9/1/2018 pre-refunded 9/1/2016 (Insured: AGM)	AA/A1	3,240,000	3,266,374

City of Pittsburgh GO, 5.00% due 9/1/2022 (Insured: BAM)	AA/A1	1,100,000	1,333,728

Commonwealth of Pennsylvania GO, 5.00% due 10/1/2022 pre-refunded 10/1/2016 (Capital Facilities)	AA-/Aa3	575,000	581,590

Commonwealth of Pennsylvania GO, 5.00% due 8/15/2023 (Capital Facilities)	AA-/Aa3	19,125,000	23,334,412

Commonwealth of Pennsylvania GO, 5.00% due 8/15/2024 (Capital Facilities)	AA-/Aa3	15,500,000	19,222,170

Commonwealth of Pennsylvania GO, 5.00% due 8/15/2025 (Capital Facilities)	AA-/Aa3	14,825,000	18,685,133

Commonwealth of Pennsylvania State Public School Building Authority, 5.00% due 10/1/2016 (Harrisburg Area Community College)	A-/NR	1,390,000	1,404,039

Economy Borough Municipal Authority, 3.00% due 12/15/2016 (Beaver County Sewer System; Insured: BAM)	AA/NR	505,000	510,055

Economy Borough Municipal Authority, 3.00% due 12/15/2018 (Beaver County Sewer System; Insured: BAM)	AA/NR	435,000	455,667

Economy Borough Municipal Authority, 4.00% due 12/15/2020 (Beaver County Sewer System; Insured: BAM)	AA/NR	605,000	675,120

Economy Borough Municipal Authority, 4.00% due 12/15/2022 (Beaver County Sewer System; Insured: BAM)	AA/NR	1,180,000	1,349,590

Geisinger Authority, 0.37% due 6/1/2041 put 7/1/2016 (Geisinger Health System; SPA: U.S. Bank, N.A.) (daily demand notes)	AA/Aa2	15,000,000	15,000,000

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Hospitals & Higher Education Facilities Authority of Philadelphia, 0.38% due 2/15/2021 put 7/1/2016 (The Children’s Hospital of Philadelphia; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AA/Aa2	3,075,000	3,075,000

Hospitals & Higher Education Facilities Authority of Philadelphia, 0.38% due 7/1/2041 put 7/1/2016 (The Children’s Hospital of Philadelphia; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AA/Aa2	6,300,000	6,300,000

Lancaster County Hospital Authority, 3.00% due 11/1/2016 (Masonic Villages Project)	A/NR	1,550,000	1,561,578

Lancaster County Hospital Authority, 4.00% due 11/1/2017 (Masonic Villages Project)	A/NR	865,000	898,052

Lancaster County Hospital Authority, 5.00% due 11/1/2018 (Masonic Villages Project)	A/NR	1,105,000	1,205,886

Lancaster County Solid Waste Management Authority, 5.00% due 12/15/2023 (Harrisburg Resource Recovery Facility)	AA-/NR	2,680,000	3,268,501

Lancaster County Solid Waste Management Authority, 5.25% due 12/15/2024 (Harrisburg Resource Recovery Facility)	AA-/NR	4,770,000	5,945,376

Lehigh County IDA, 0.90% due 2/15/2027 put 8/15/2017 (PPL Electric Utilities Corp. Project)	A/A1	1,360,000	1,361,210

Lehigh County IDA, 0.90% due 9/1/2029 put 9/1/2017 (PPL Electric Utilities Corp.)	A/A1	15,000,000	15,012,300

Luzerne County GO, 5.00% due 11/15/2021 (Insured: AGM)	AA/NR	2,680,000	3,110,730

Luzerne County GO, 5.00% due 11/15/2022 (Insured: AGM)	AA/NR	2,560,000	3,008,896

Luzerne County GO, 5.00% due 11/15/2023 (Insured: AGM)	AA/NR	2,600,000	3,095,274

Luzerne County GO, 5.00% due 11/15/2024 (Insured: AGM)	AA/NR	4,000,000	4,814,560

Monroeville Finance Authority, 5.00% due 2/15/2021 (University of Pittsburgh Medical Center)	A+/Aa3	2,400,000	2,817,072

Monroeville Finance Authority, 5.00% due 2/15/2022 (University of Pittsburgh Medical Center)	A+/Aa3	1,250,000	1,500,737

Montgomery County Higher Education & Health Authority, 5.00% due 6/1/2022 (Abington Memorial Hospital)	A/NR	3,000,000	3,599,520

Northampton Borough Municipal Authority, 4.00% due 5/15/2021 (Water System; Insured: AGM)	NR/A1	500,000	553,465

Northampton Borough Municipal Authority, 4.00% due 5/15/2022 (Water System; Insured: AGM)	NR/A1	1,185,000	1,326,679

Northampton Borough Municipal Authority, 3.00% due 5/15/2023 (Water System; Insured: AGM)	NR/A1	1,255,000	1,334,303

Norwin School District GO, 4.00% due 4/1/2018 (Insured: AGM) (State Aid Withholding)	AA/A1	1,835,000	1,931,870

Pennsylvania Economic DFA, 5.00% due 7/1/2016 (Pennsylvania Dept. of Labor and Industry)	AA+/Aaa	10,000,000	10,001,300

Pennsylvania Higher Educational Facilities Authority, 5.00% due 5/15/2019 (University of Pittsburgh Medical Center)	A+/Aa3	5,600,000	6,254,472

Pennsylvania Higher Educational Facilities Authority, 5.00% due 5/15/2020 (University of Pittsburgh Medical Center)	A+/Aa3	5,100,000	5,872,242

Pennsylvania Higher Educational Facilities Authority, 4.00% due 10/1/2022 (Shippensburg University Student Services, Inc. Student Housing)	BBB-/Baa3	1,825,000	1,956,254

Pennsylvania Higher Educational Facilities Authority, 5.00% due 11/1/2023 (Saint Joseph’s University)	A-/NR	1,075,000	1,241,163

Philadelphia Authority for Industrial Development, 5.00% due 8/1/2020 (Mast Charter School)	BBB+/NR	515,000	548,274

Philadelphia Gas Works Co., 3.00% due 8/1/2016	A-/Baa1	500,000	501,065

Philadelphia Parking Authority, 5.00% due 9/1/2016	A/A1	1,500,000	1,510,560

Philadelphia Parking Authority, 5.00% due 9/1/2017	A/A1	1,020,000	1,065,757

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Philadelphia School District GO, 4.50% due 9/1/2017 (State Aid Withholding)	NR/Ba2	2,270,000	2,348,951

	Philadelphia School District GO, 5.00% due 9/1/2019 (State Aid Withholding)	NR/Ba2	18,410,000	20,166,682

	Philadelphia School District GO, 5.00% due 9/1/2019 (State Aid Withholding)	NR/Ba2	4,210,000	4,611,718

	Philadelphia School District GO, 5.25% due 9/1/2021 (State Aid Withholding)	NR/Ba2	2,265,000	2,514,807

	Pittsburgh Water and Sewer Authority, 5.00% due 9/1/2023	A/A2	2,520,000	3,107,059

	Pittsburgh Water and Sewer Authority, 5.00% due 9/1/2024	A/A2	7,365,000	9,086,348

	Pittsburgh Water and Sewer Authority, 5.00% due 9/1/2024	A/A2	2,395,000	2,954,759

	Plum Borough School District GO, 3.00% due 9/15/2016 (Insured: BAM) (State Aid Withholding)	AA/NR	750,000	753,563

	Plum Borough School District GO, 3.00% due 9/15/2017 (Insured: BAM) (State Aid Withholding)	AA/NR	240,000	246,163

	Plum Borough School District GO, 4.00% due 9/15/2018 (Insured: BAM) (State Aid Withholding)	AA/NR	740,000	789,328

	Plum Borough School District GO, 4.00% due 9/15/2019 (Insured: BAM) (State Aid Withholding)	AA/NR	390,000	425,853

	Plum Borough School District GO, 4.00% due 9/15/2019 (Insured: BAM) (State Aid Withholding)	AA/NR	395,000	431,312

	Plum Borough School District GO, 4.00% due 9/15/2019 (Insured: BAM) (State Aid Withholding)	AA/NR	1,205,000	1,315,776

	Plum Borough School District GO, 4.00% due 9/15/2020 (Insured: BAM) (State Aid Withholding)	AA/NR	1,455,000	1,624,013

	Plum Borough School District GO, 4.00% due 9/15/2021 (Insured: BAM) (State Aid Withholding)	AA/NR	1,610,000	1,824,806

	Plum Borough School District GO, 5.00% due 9/15/2022 (Insured: BAM) (State Aid Withholding)	AA/NR	1,410,000	1,692,437

	Plum Borough School District GO, 5.00% due 9/15/2023 (Insured: BAM) (State Aid Withholding)	AA/NR	1,495,000	1,821,927

	Plum Borough School District GO, 5.00% due 9/15/2023 (Insured: BAM) (State Aid Withholding)	AA/NR	470,000	572,780

	Plum Borough School District GO, 5.00% due 9/15/2024 (Insured: BAM) (State Aid Withholding)	AA/NR	1,885,000	2,333,178

[a]	School District of Pittsburgh GO, 5.50% due 9/1/2016 (Insured: AGM) (State Aid Withholding)	AA/Aa3	4,000,000	4,032,160

	Wayne County Hospital and HFA, 2.00% due 7/1/2016 (Wayne Memorial Hospital; Insured: AGM)	AA/NR	500,000	500,020

	Wayne County Hospital and HFA, 2.00% due 7/1/2017 (Wayne Memorial Hospital; Insured: AGM)	AA/NR	1,000,000	1,013,170

	Wayne County Hospital and HFA, 2.00% due 7/1/2018 (Wayne Memorial Hospital; Insured: AGM)	AA/NR	625,000	640,125

	Wayne County Hospital and HFA, 3.00% due 7/1/2019 (Wayne Memorial Hospital; Insured: AGM)	AA/NR	1,185,000	1,235,007

	Rhode Island — 1.52%

	Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2018 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	870,000	953,155

	Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2019 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	1,250,000	1,418,650

	Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2020 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	1,300,000	1,521,273

	Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2021 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	2,000,000	2,401,520

	Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2022 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	2,280,000	2,802,302

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2023 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	2,380,000	2,988,971

	Rhode Island Convention Center Authority, 5.00% due 5/15/2018 (Convention Center and Parking Projects)	AA-/Aa3	5,890,000	6,334,813

	Rhode Island Convention Center Authority, 5.00% due 5/15/2019 (Convention Center and Parking Projects)	AA-/Aa3	7,310,000	8,125,650

	Rhode Island Convention Center Authority, 5.00% due 5/15/2020 (Convention Center and Parking Projects)	AA-/Aa3	5,890,000	6,731,386

	Rhode Island Health & Educational Building Corp., 5.00% due 9/15/2020 (University of Rhode Island Auxiliary Enterprise)	A+/A1	750,000	864,638

	Rhode Island Health & Educational Building Corp., 5.00% due 9/15/2023 (University of Rhode Island Auxiliary Enterprise)	A+/A1	1,400,000	1,707,216

	State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2019 (Kent County Courthouse)	AA-/Aa3	600,000	676,404

	State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2019 (Training School)	AA-/Aa3	1,575,000	1,769,638

	State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2020 (Kent County Courthouse)	AA-/Aa3	1,375,000	1,594,065

	State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2020 (Training School)	AA-/Aa3	1,405,000	1,628,845

	State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2021 (Kent County Courthouse)	AA-/Aa3	2,000,000	2,371,140

	State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2021 (Training School)	AA-/Aa3	3,540,000	4,196,918

	State of Rhode Island and Providence Plantations COP, 5.00% due 4/1/2022 (Energy Conservation)	AA-/Aa3	2,020,000	2,414,728

	State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2022 (Kent County Courthouse)	AA-/Aa3	2,100,000	2,536,716

	State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2022 (Training School)	AA-/Aa3	3,620,000	4,372,815

	State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2023 (Kent County Courthouse)	AA-/Aa3	1,500,000	1,845,585

	State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2023 (Training School)	AA-/Aa3	1,705,000	2,097,815

	State of Rhode Island and Providence Plantations COP, 5.00% due 11/1/2024 (Information Technology)	AA-/Aa3	3,010,000	3,763,403

	State of Rhode Island and Providence Plantations GO, 5.00% due 8/1/2016 (Consolidated Capital Development Loan)	AA/Aa2	3,000,000	3,011,790

	State of Rhode Island and Providence Plantations GO, 5.00% due 10/1/2019 (Consolidated Capital Development Loan)	AA/Aa2	5,000,000	5,678,050

	State of Rhode Island and Providence Plantations GO, 5.00% due 8/1/2020 (Consolidated Capital Development Loan)	AA/Aa2	8,365,000	9,735,940

	State of Rhode Island and Providence Plantations GO, 4.00% due 10/15/2020 (Consolidated Capital Development Loan)	AA/Aa2	1,200,000	1,355,136

	State of Rhode Island and Providence Plantations GO, 5.00% due 8/1/2021 (Consolidated Capital Development Loan)	AA/Aa2	16,535,000	19,720,633

	State of Rhode Island and Providence Plantations GO, 4.00% due 10/15/2021 (Consolidated Capital Development Loan)	AA/Aa2	1,000,000	1,146,190

	State of Rhode Island and Providence Plantations GO, 5.00% due 8/1/2022 (Consolidated Capital Development Loan)	AA/Aa2	9,825,000	11,947,691

	State of Rhode Island and Providence Plantations GO, 4.00% due 10/15/2022 (Consolidated Capital Development Loan)	AA/Aa2	1,000,000	1,163,180

	South Carolina — 0.53%

[b]	Beaufort-Jasper Water & Sewer Authority, 5.00% due 3/1/2019 (Waterworks & Sewer System)	AA/Aa1	1,000,000	1,083,980

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[b]	Beaufort-Jasper Water & Sewer Authority, 5.00% due 3/1/2021 (Waterworks & Sewer System)	AA/Aa1	750,000	860,505

[b]	Beaufort-Jasper Water & Sewer Authority, 5.00% due 3/1/2022 (Waterworks & Sewer System)	AA/Aa1	1,000,000	1,173,450

[b]	Beaufort-Jasper Water & Sewer Authority, 5.00% due 3/1/2023 (Waterworks & Sewer System)	AA/Aa1	1,000,000	1,199,610

[b]	Beaufort-Jasper Water & Sewer Authority, 5.00% due 3/1/2024 (Waterworks & Sewer System)	AA/Aa1	1,000,000	1,224,950

[b]	Beaufort-Jasper Water & Sewer Authority, 5.00% due 3/1/2025 (Waterworks & Sewer System)	AA/Aa1	1,000,000	1,246,880

	Berkeley County School District, 5.00% due 12/1/2020 (School Facility Equipment Acquisition)	AA-/NR	550,000	635,068

	Berkeley County School District, 5.00% due 12/1/2021 (School Facility Equipment Acquisition)	AA-/NR	1,000,000	1,178,650

	Berkeley County School District, 5.00% due 12/1/2024 (School Facility Equipment Acquisition)	AA-/NR	2,000,000	2,470,460

	Charleston County, 5.00% due 12/1/2022 (South Aviation Ave. Construction)	AA+/NR	1,810,000	2,225,739

	Charleston County, 5.00% due 12/1/2023 (South Aviation Ave. Construction)	AA+/NR	2,460,000	3,087,398

	City of Charleston Public Facilities Corp., 5.00% due 9/1/2019 (City of Charleston Project)	AA+/Aa1	390,000	440,107

	City of Charleston Public Facilities Corp., 5.00% due 9/1/2020 (City of Charleston Project)	AA+/Aa1	700,000	811,874

	City of Charleston Public Facilities Corp., 5.00% due 9/1/2021 (City of Charleston Project)	AA+/Aa1	460,000	545,574

	City of Charleston Public Facilities Corp., 5.00% due 9/1/2022 (City of Charleston Project)	AA+/Aa1	425,000	515,304

	City of Charleston Public Facilities Corp., 5.00% due 9/1/2023 (City of Charleston Project)	AA+/Aa1	345,000	427,044

	City of Charleston Public Facilities Corp., 5.00% due 9/1/2025 (City of Charleston Project)	AA+/Aa1	930,000	1,190,140

	City of North Charleston Public Facilities Corp. COP, 5.00% due 10/1/2016 (Convention Center Complex)	AA-/NR	1,560,000	1,576,302

	City of North Charleston Public Facilities Corp. COP, 5.00% due 10/1/2017 (Convention Center Complex)	AA-/NR	710,000	744,073

	Greenville County School District, 5.50% due 12/1/2016 (Building Equity Sooner for Tomorrow)	AA/Aa2	3,500,000	3,572,730

	Greenwood County, 5.00% due 10/1/2022 (Self Regional Healthcare)	A+/A1	1,000,000	1,188,550

	Greenwood Fifty Facilities School District, 5.00% due 12/1/2016 (Insured: AGM) (ETM)	AA/A1	1,000,000	1,018,820

	Oconee County, 0.44% due 2/1/2017 put 7/1/2016 (Duke Energy Corp.) (daily demand notes)	A-/A1	1,800,000	1,800,000

	Piedmont Municipal Power Agency, 5.00% due 1/1/2017	A-/Baa1	130,000	132,828

	Piedmont Municipal Power Agency, 6.75% due 1/1/2019 (Insured: Natl-Re)	NR/A3	3,800,000	4,331,886

	SCAGO Educational Facilities Corp., 5.00% due 12/1/2021 (School District of Pickens County)	A/A1	1,810,000	2,163,855

	SCAGO Educational Facilities Corp., 5.00% due 12/1/2022 (School District of Pickens County)	A/A1	500,000	609,360

	SCAGO Educational Facilities Corp., 5.00% due 12/1/2023 (School District of Pickens County)	A/A1	1,000,000	1,239,060

	SCAGO Educational Facilities Corp., 5.00% due 12/1/2024 (School District of Pickens County)	A/A1	1,010,000	1,271,994

	SCAGO Educational Facilities Corp., 5.00% due 12/1/2025 (School District of Pickens County)	A/A1	1,000,000	1,252,830

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

South Dakota — 0.33%

South Dakota Building Authority, 5.00% due 6/1/2022	AA+/Aa1	500,000	606,290

South Dakota Building Authority, 5.00% due 6/1/2024	AA+/Aa1	1,000,000	1,235,940

South Dakota Health & Educational Facilities Authority, 5.00% due 9/1/2016 (Regional Health)	NR/A1	1,000,000	1,007,880

South Dakota Health & Educational Facilities Authority, 2.00% due 11/1/2016 (Sanford Health)	A+/A1	400,000	401,940

South Dakota Health & Educational Facilities Authority, 5.00% due 4/1/2017 (Prairie Lakes Health)	A+/NR	2,215,000	2,276,666

South Dakota Health & Educational Facilities Authority, 5.00% due 9/1/2017 (Regional Health)	NR/A1	1,100,000	1,153,790

South Dakota Health & Educational Facilities Authority, 3.00% due 11/1/2017 (Sanford Health)	A+/A1	450,000	462,762

South Dakota Health & Educational Facilities Authority, 5.00% due 4/1/2018 (Prairie Lakes Health)	A+/NR	2,290,000	2,421,148

South Dakota Health & Educational Facilities Authority, 5.00% due 9/1/2018 (Regional Health)	NR/A1	1,275,000	1,387,226

South Dakota Health & Educational Facilities Authority, 5.00% due 9/1/2018 (Regional Health)	NR/A1	1,000,000	1,086,360

South Dakota Health & Educational Facilities Authority, 4.00% due 11/1/2018 (Sanford Health)	A+/A1	800,000	855,584

South Dakota Health & Educational Facilities Authority, 5.00% due 4/1/2019 (Prairie Lakes Health)	A+/NR	2,440,000	2,648,376

South Dakota Health & Educational Facilities Authority, 5.00% due 9/1/2020 (Regional Health)	NR/A1	1,000,000	1,158,040

South Dakota Health & Educational Facilities Authority, 5.00% due 7/1/2021 (Avera Health)	AA-/A1	1,670,000	1,979,017

South Dakota Health & Educational Facilities Authority, 5.00% due 11/1/2021 (Sanford Health)	A+/A1	350,000	416,808

South Dakota Health & Educational Facilities Authority, 5.00% due 11/1/2022 (Sanford Health)	A+/A1	1,070,000	1,299,365

South Dakota Health & Educational Facilities Authority, 5.00% due 11/1/2024 (Sanford Health)	A+/A1	400,000	501,236

South Dakota Health & Educational Facilities Authority, 5.00% due 11/1/2025 (Sanford Health)	A+/A1	965,000	1,221,825

South Dakota Housing Development Authority, 4.00% due 11/1/2016 (Single Family Mtg)	NR/Aa3	1,040,000	1,050,837

South Dakota Housing Development Authority, 4.00% due 11/1/2017 (Single Family Mtg)	NR/Aa3	1,055,000	1,095,691

South Dakota Housing Development Authority, 4.00% due 11/1/2018 (Single Family Mtg)	NR/Aa3	1,165,000	1,241,575

Tennessee — 1.36%

Clarksville Natural Gas Acquisition Corp., 5.00% due 12/15/2019	NR/Baa1	6,000,000	6,658,380

Metropolitan Government of Nashville and Davidson County GO, 5.00% due 1/1/2024	AA/Aa2	7,000,000	8,862,910

Metropolitan Government of Nashville and Davidson County GO, 5.00% due 1/1/2025	AA/Aa2	13,400,000	17,279,166

Metropolitan Government of Nashville and Davidson County GO, 5.00% due 1/1/2026	AA/Aa2	6,150,000	8,081,592

Metropolitan Government of Nashville and Davidson County GO, 5.00% due 1/1/2027	AA/Aa2	18,295,000	23,984,013

State of Tennessee GO, 4.00% due 8/1/2017	AAA/Aaa	3,250,000	3,371,550

State of Tennessee GO, 4.00% due 8/1/2018	AAA/Aaa	2,000,000	2,140,960

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

State of Tennessee GO, 5.00% due 8/1/2018	AAA/Aaa	2,000,000	2,182,360

State of Tennessee GO, 5.00% due 8/1/2019	AAA/Aaa	3,000,000	3,395,430

State of Tennessee GO, 5.00% due 8/1/2019	AAA/Aaa	2,000,000	2,263,620

State of Tennessee GO, 5.00% due 8/1/2020	AAA/Aaa	2,000,000	2,338,760

State of Tennessee GO, 5.00% due 8/1/2020	AAA/Aaa	2,000,000	2,338,760

Tennessee Energy Acquisition Corp., 5.00% due 2/1/2017	BBB+/A3	5,000,000	5,119,850

Tennessee Energy Acquisition Corp., 5.25% due 9/1/2017	BBB+/A3	11,000,000	11,516,560

Tennessee Energy Acquisition Corp., 5.25% due 9/1/2018	BBB+/A3	5,000,000	5,427,800

Tennessee Energy Acquisition Corp., 5.25% due 9/1/2020	BBB+/A3	1,190,000	1,369,167

Texas — 8.83%

Austin Community College Public Facilities Corp., 5.25% due 8/1/2017 (Round Rock Campus) (ETM)	AA/Aa2	1,500,000	1,575,870

Capital Area Cultural Education Facilities Finance Corp., 5.00% due 4/1/2018 (Roman Catholic Diocese of Austin)	NR/Baa1	1,370,000	1,458,283

Cities of Dallas and Fort Worth, 5.25% due 11/1/2023 (DFW International Airport Terminal Renewal & Improvement Program)	A+/A2	3,000,000	3,631,620

City of Austin, 5.00% due 11/15/2022 (Water and Wastewater System)	AA/Aa2	2,640,000	3,202,822

City of Austin, 5.00% due 11/15/2025 (Water and Wastewater System)	AA/Aa2	2,485,000	3,234,451

City of Austin, 5.00% due 11/15/2026 (Water and Wastewater System)	AA/Aa2	3,330,000	4,389,706

City of Beaumont, 5.00% due 9/1/2023 (Waterworks & Sewer System Improvements; Insured: AGM)	AA/A2	5,000,000	6,214,650

City of Beaumont, 5.00% due 9/1/2024 (Waterworks & Sewer System Improvements; Insured: AGM)	AA/A2	2,500,000	3,097,700

City of Beaumont GO, 5.00% due 3/1/2022	AA-/Aa2	1,000,000	1,200,790

City of Beaumont GO, 5.00% due 3/1/2023	AA-/Aa2	1,000,000	1,228,120

City of Beaumont GO, 5.00% due 3/1/2024	AA-/Aa2	1,500,000	1,879,215

City of Beaumont GO, 5.00% due 3/1/2025	AA-/Aa2	3,060,000	3,896,726

City of Beaumont GO, 5.00% due 3/1/2026	AA-/Aa2	1,930,000	2,495,046

City of Brownsville, 5.00% due 9/1/2020 (Water, Wastewater & Electric Utilities Systems)	A+/A2	1,500,000	1,741,710

City of Brownsville, 5.00% due 9/1/2022 (Water, Wastewater & Electric Utilities Systems)	A+/A2	1,520,000	1,843,973

City of Brownsville, 5.00% due 9/1/2022 (Water, Wastewater & Electric Utilities Systems)	A+/A2	1,300,000	1,577,082

City of Brownsville, 5.00% due 9/1/2023 (Water, Wastewater & Electric Utilities Systems)	A+/A2	2,380,000	2,941,728

City of Bryan, 5.00% due 7/1/2019 (Electric System)	A+/A2	8,000,000	8,323,440

City of Denton GO, 5.00% due 2/15/2017	AA+/Aa2	3,675,000	3,776,357

City of Denton GO, 5.00% due 2/15/2019	AA+/Aa2	3,990,000	4,426,067

City of Denton GO, 5.00% due 2/15/2020	AA+/Aa2	4,195,000	4,647,431

City of Houston, 5.00% due 7/1/2017 (Airport System)	AA-/Aa3	1,600,000	1,668,128

City of Houston, 5.00% due 7/1/2018 (Airport System)	AA-/Aa3	1,000,000	1,082,240

City of Houston, 0% due 9/1/2020 (Convention & Entertainment Facilities; Insured: AGM/AMBAC)	AA/A2	3,650,000	3,324,858

City of Houston, 5.00% due 9/1/2020 (Convention & Entertainment Facilities)	A-/A2	650,000	752,726

City of Houston, 4.00% due 5/15/2021 (Combined Utility System)	AA/Aa2	13,545,000	15,392,944

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	City of Houston, 5.00% due 9/1/2021 (Convention & Entertainment Facilities)	A-/A2	1,500,000	1,768,875

[a]	City of Houston, 5.00% due 11/15/2021 (Combined Utility System)	NR/Aa2	5,455,000	6,571,038

	City of Houston, 5.00% due 5/15/2022 (Combined Utility System)	AA/Aa2	3,000,000	3,641,100

	City of Houston, 5.00% due 9/1/2022 (Convention & Entertainment Facilities)	A-/A2	600,000	718,854

	City of Houston, 5.00% due 11/15/2022 (Combined Utility System)	AA/Aa2	7,535,000	9,255,994

	City of Houston, 5.00% due 11/15/2022 (Combined Utility System)	NR/Aa2	7,110,000	8,743,736

	City of Houston, 5.00% due 5/15/2023 (Combined Utility System)	AA/Aa2	4,445,000	5,515,578

	City of Houston, 5.00% due 11/15/2023 (Combined Utility System)	AA/Aa2	5,000,000	6,269,500

	City of Houston, 5.00% due 11/15/2023 (Combined Utility System)	NR/Aa2	7,400,000	9,296,546

	City of Houston, 5.00% due 5/15/2024 (Combined Utility System)	AA/Aa2	7,250,000	9,176,832

	City of Houston, 5.00% due 9/1/2024 (Convention & Entertainment Facilities)	A-/A2	1,215,000	1,506,333

	City of Houston, 5.00% due 11/15/2024 (Combined Utility System)	AA/Aa2	5,000,000	6,383,150

	City of Houston, 5.00% due 11/15/2024 (Combined Utility System)	NR/Aa2	11,525,000	14,713,161

	City of Houston, 5.00% due 11/15/2025 (Combined Utility System)	NR/Aa2	16,000,000	20,793,120

	City of Houston GO, 5.00% due 3/1/2020 (Public Improvements)	AA/Aa3	4,000,000	4,572,960

[a]	City of Houston GO, 5.00% due 3/1/2025 (Public Improvements)	AA/Aa3	23,570,000	29,949,220

	City of Houston GO, 5.00% due 3/1/2026 (Public Improvements)	AA/Aa3	10,455,000	13,462,067

	City of Laredo, 5.00% due 3/15/2021 (Sports Venues; Insured: AGM)	AA/A1	600,000	702,912

	City of Laredo, 5.00% due 3/15/2022 (Sports Venues; Insured: AGM)	AA/A1	2,000,000	2,388,540

	City of Laredo, 5.00% due 3/15/2023 (Sports Venues; Insured: AGM)	AA/A1	1,500,000	1,823,565

	City of Laredo, 5.00% due 3/15/2024 (Sports Venues; Insured: AGM)	AA/A1	300,000	370,398

	City of Laredo GO, 5.00% due 2/15/2018 pre-refunded 2/15/2017 (Streets, Sidewalks, Drainage, Signals, Lighting; Insured: Natl-Re)	AA/Aa2	2,000,000	2,054,420

	City of Lubbock GO, 5.00% due 2/15/2020 (Waterworks System)	AA+/Aa2	2,325,000	2,669,844

	City of Lubbock GO, 5.00% due 2/15/2020 (Waterworks System)	AA+/Aa2	2,000,000	2,296,640

	City of Lubbock GO, 5.00% due 2/15/2021 (Waterworks System)	AA+/Aa2	7,490,000	8,847,263

	City of Lubbock GO, 5.00% due 2/15/2022 (Waterworks System)	AA+/Aa2	2,895,000	3,502,139

	City of Lubbock GO, 5.00% due 2/15/2023 (Waterworks System)	AA+/Aa2	500,000	618,095

	City of Lubbock GO, 5.00% due 2/15/2023 (Waterworks System)	AA+/Aa2	4,180,000	5,167,274

	City of Lubbock GO, 5.00% due 2/15/2024 (Waterworks System)	AA+/Aa2	4,460,000	5,601,314

	City of Lubbock GO, 5.00% due 2/15/2024 (Waterworks System)	AA+/Aa2	4,440,000	5,576,196

	City of Lubbock GO, 5.00% due 2/15/2025 (Waterworks System)	AA+/Aa2	7,735,000	9,884,247

	City of Lubbock GO, 5.00% due 2/15/2025 (Waterworks System)	AA+/Aa2	5,725,000	7,315,748

	City of Olmos Park Higher Education Facilities Corp., 5.00% due 12/1/2020 (University of the Incarnate Word)	NR/A3	3,620,000	4,191,707

	City of Olmos Park Higher Education Facilities Corp., 5.00% due 12/1/2021 (University of the Incarnate Word)	NR/A3	1,000,000	1,181,500

	City of San Antonio, 5.00% due 2/1/2022 (CPS Energy)	AA/Aa1	20,000,000	24,146,200

	City of San Antonio, 5.00% due 5/15/2023 (San Antonio Water System)	AA/Aa2	1,500,000	1,861,275

	City of San Antonio, 5.25% due 2/1/2024 (CPS Energy)	AA/Aa1	7,000,000	8,979,950

	City of San Antonio, 5.00% due 5/15/2024 (San Antonio Water System)	AA/Aa2	1,500,000	1,898,655

	City of San Antonio, 5.00% due 5/15/2025 (San Antonio Water System)	AA/Aa2	1,000,000	1,289,000

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of San Antonio, 5.00% due 5/15/2026 (San Antonio Water System)	AA/Aa2	1,200,000	1,571,364

City of San Antonio, 3.00% due 12/1/2045 put 12/1/2020 (CPS Energy)	AA-/Aa2	36,000,000	38,828,880

City of San Antonio Public Facilities Corp., 5.00% due 9/15/2022 (Convention Center Refinancing & Expansion)	AA+/Aa2	1,450,000	1,762,432

City of Weslaco GO, 5.25% due 2/15/2019 pre-refunded 2/15/2017 (Waterworks and Sewer System; Insured: Natl-Re)	AA-/A2	2,835,000	2,917,810

Clifton Higher Education Finance Corp., 5.00% due 8/15/2016 (IDEA Public Schools)	BBB/NR	225,000	226,033

Clifton Higher Education Finance Corp., 5.00% due 8/15/2017 (IDEA Public Schools)	BBB/NR	315,000	327,861

Clifton Higher Education Finance Corp., 5.00% due 8/15/2018 (IDEA Public Schools)	BBB/NR	325,000	348,910

Clifton Higher Education Finance Corp., 5.00% due 8/15/2019 (IDEA Public Schools)	BBB/NR	445,000	490,933

Clifton Higher Education Finance Corp., 5.00% due 8/15/2023 (IDEA Public Schools)	BBB/NR	1,100,000	1,288,606

Corpus Christi Business and Job Development Corp., 5.00% due 3/1/2021 (Seawall Project)	A+/A1	625,000	726,875

Dallas Area Rapid Transit, 5.00% due 12/1/2026	AA+/Aa2	2,245,000	2,909,161

Dallas Convention Center Hotel Development Corp., 0% due 1/1/2018	A/A1	5,240,000	5,097,000

Dallas Convention Center Hotel Development Corp., 5.00% due 1/1/2019	A/A1	5,200,000	5,679,024

Dallas County Utility & Reclamation District, 5.00% due 2/15/2017 (Insured: AMBAC)	A-/A3	1,160,000	1,191,169

Dallas County Utility & Reclamation District, 5.00% due 2/15/2017 (Insured: AMBAC)	A-/A3	1,260,000	1,293,856

Dallas County Utility & Reclamation District, 5.00% due 2/15/2018 (Insured: AMBAC)	A-/A3	1,935,000	1,986,045

Dallas County Utility & Reclamation District, 5.00% due 2/15/2018 (Insured: AMBAC)	A-/A3	2,035,000	2,088,683

Dallas County Utility & Reclamation District, 5.00% due 2/15/2019 (Insured: AMBAC)	A-/A3	2,175,000	2,230,289

Dallas ISD GO, 5.00% due 2/15/2036 put 2/15/2022 (Educational Facilities Improvements; Guaranty: PSF)	AAA/Aaa	3,975,000	4,774,730

Grayson County GO, 1.625% due 1/1/2017 (State Highway Toll System)	AA/Aa2	1,200,000	1,206,048

Grayson County GO, 4.00% due 1/1/2020 (State Highway Toll System)	AA/Aa2	2,000,000	2,208,940

Grayson County GO, 5.00% due 1/1/2022 (State Highway Toll System)	AA/Aa2	3,000,000	3,592,920

Guadalupe-Blanco River Authority, 5.625% due 10/1/2017 (AEP Texas Central Co.)	BBB/Baa1	5,000,000	5,289,000

Gulf Coast Waste Disposal Authority, 4.00% due 10/1/2016 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA/A2	500,000	504,150

Gulf Coast Waste Disposal Authority, 4.00% due 10/1/2017 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA/A2	800,000	830,920

Gulf Coast Waste Disposal Authority, 5.00% due 10/1/2019 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA/A2	1,000,000	1,123,230

Gulf Coast Waste Disposal Authority, 5.00% due 10/1/2020 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA/A2	2,000,000	2,297,100

Gulf Coast Waste Disposal Authority, 5.00% due 10/1/2022 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA/A2	1,635,000	1,949,983

Gulf Coast Waste Disposal Authority, 5.00% due 10/1/2023 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA/NR	500,000	613,275

Gulf Coast Waste Disposal Authority, 5.00% due 10/1/2024 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA/NR	350,000	436,972

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Gulf Coast Waste Disposal Authority, 5.00% due 10/1/2025 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA/NR	1,000,000	1,269,400

Harris County Cultural Education Facilities Finance Corp., 3.00% due 10/1/2016 (Texas Children’s Hospital)	AA/Aa2	5,590,000	5,625,385

Harris County Cultural Education Facilities Finance Corp., 5.00% due 11/15/2018 (Texas Medical Center Central Heating & Cooling Services Corp.)	AA/Aa3	2,365,000	2,594,098

Harris County Cultural Education Facilities Finance Corp., 5.00% due 11/15/2019 (Texas Medical Center Central Heating & Cooling Services Corp.)	AA/Aa3	1,000,000	1,134,820

Harris County Cultural Education Facilities Finance Corp., 5.00% due 12/1/2022 (Memorial Hermann Health)	A+/A1	200,000	245,246

Harris County Cultural Education Facilities Finance Corp., 5.00% due 12/1/2023 (Memorial Hermann Health)	A+/A1	400,000	498,820

Harris County Cultural Education Facilities Finance Corp., 5.00% due 12/1/2024 (Memorial Hermann Health)	A+/A1	3,000,000	3,807,600

Harris County Cultural Education Facilities Finance Corp., 5.00% due 12/1/2025 (Memorial Hermann Health)	A+/A1	2,845,000	3,587,659

Harris County Cultural Education Facilities Finance Corp., 0.37% due 9/1/2031 put 7/1/2016 (Texas Medical Center; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	1,800,000	1,800,000

Harris County GO, 5.00% due 10/1/2017 (Texas Permanent Improvement)	AAA/Aaa	3,500,000	3,692,115

Harris County GO, 5.00% due 10/1/2018 (Texas Permanent Improvement)	AAA/Aaa	3,000,000	3,288,480

Harris County GO, 5.00% due 10/1/2019 (Texas Permanent Improvement)	AAA/Aaa	700,000	795,291

Harris County GO, 5.00% due 10/1/2020 (Texas Permanent Improvement)	AAA/Aaa	500,000	585,450

Harris County Health Facilities Development Corp., 5.00% due 7/1/2016 (CHRISTUS Health System; Insured: AGM)	AA/A1	6,260,000	6,260,751

Harris County Health Facilities Development Corp., 7.00% due 12/1/2027 pre-refunded 12/1/2018 (Memorial Hermann Healthcare System; LOC: JPMorgan Chase Bank, N.A.)	NR/NR	1,245,000	1,432,024

Harris County Hospital District, 5.00% due 2/15/2017 (Insured: Natl-Re)	AA-/A2	1,500,000	1,534,800

Harris County-Houston Sports Authority, 5.00% due 11/15/2022 (Insured: AGM)	AA/A2	5,410,000	6,575,855

Harris County-Houston Sports Authority, 5.00% due 11/15/2023 (Insured: AGM)	AA/A2	9,975,000	12,364,511

Harris County-Houston Sports Authority, 5.00% due 11/15/2024 (Insured: AGM)	AA/A2	7,930,000	9,987,597

Hays County GO, 5.00% due 2/15/2022	AA/NR	750,000	901,403

Hays County GO, 5.00% due 2/15/2023	AA/NR	1,500,000	1,840,380

Hays County GO, 5.00% due 2/15/2024	AA/NR	1,300,000	1,627,340

Hays County GO, 5.00% due 2/15/2025	AA/NR	500,000	636,155

Houston Higher Education Finance Corp., 5.00% due 8/15/2016 (KIPP, Inc.; Guaranty: PSF)	AAA/NR	880,000	884,928

Houston Higher Education Finance Corp., 5.00% due 8/15/2017 (KIPP, Inc.; Guaranty: PSF)	AAA/NR	925,000	969,002

Houston Higher Education Finance Corp., 5.00% due 8/15/2019 (KIPP, Inc.; Guaranty: PSF)	AAA/NR	1,020,000	1,149,081

Houston Higher Education Finance Corp., 5.875% due 5/15/2021 (Cosmos Foundation, Inc.)	BBB/NR	1,410,000	1,588,436

Houston Higher Education Finance Corp., 5.00% due 8/15/2021 (KIPP, Inc.; Guaranty: PSF)	AAA/NR	300,000	357,156

Houston Higher Education Finance Corp., 5.00% due 8/15/2022 (KIPP, Inc.; Guaranty: PSF)	AAA/NR	1,185,000	1,440,379

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Katy ISD GO, 5.00% due 2/15/2023 (Educational Facilities Improvements; Guaranty: PSF)	AAA/Aaa	1,500,000	1,871,145

Katy ISD GO, 5.00% due 2/15/2024 (Educational Facilities Improvements; Guaranty: PSF)	AAA/Aaa	2,385,000	3,034,793

Katy ISD GO, 5.00% due 2/15/2025 (Educational Facilities Improvements; Guaranty: PSF)	AAA/Aaa	2,830,000	3,664,312

Katy ISD GO, 5.00% due 2/15/2026 (Educational Facilities Improvements; Guaranty: PSF)	AAA/Aaa	2,955,000	3,888,780

Keller ISD GO, 5.00% due 8/15/2023	AAA/Aaa	1,715,000	2,142,018

Keller ISD GO, 5.00% due 8/15/2024	AAA/Aaa	3,250,000	4,152,818

Keller ISD GO, 5.00% due 8/15/2025	AAA/Aaa	7,140,000	9,293,852

Keller ISD GO, 5.00% due 8/15/2026	AAA/Aaa	8,425,000	10,953,511

Laredo Community College District GO, 5.00% due 8/1/2019 (School Facilities Improvements)	AA-/Aa3	880,000	987,941

Laredo Community College District GO, 5.00% due 8/1/2020 (School Facilities Improvements)	AA-/Aa3	1,360,000	1,571,929

Laredo Community College District GO, 5.00% due 8/1/2022 (School Facilities Improvements)	AA-/Aa3	655,000	791,076

Laredo Community College District GO, 5.00% due 8/1/2023 (School Facilities Improvements)	AA-/Aa3	610,000	749,940

Laredo Community College District GO, 5.00% due 8/1/2024 (School Facilities Improvements)	AA-/Aa3	715,000	893,721

Lower Colorado River Authority, 5.00% due 5/15/2025 pre-refunded 5/15/2022	NR/NR	55,000	67,080

Lower Colorado River Authority, 5.00% due 5/15/2025	A/A2	8,020,000	9,714,145

New Caney ISD GO, 5.00% due 2/15/2024 (Guaranty: PSF)	AAA/Aaa	865,000	1,065,801

North East ISD GO, 5.00% due 8/1/2016 (Educational Facilities; Guaranty: PSF)	AAA/Aaa	2,000,000	2,007,940

North East ISD GO, 2.00% due 8/1/2044 put 8/1/2019 (Educational Facilities; Guaranty: PSF)	AAA/Aaa	10,615,000	10,946,082

North Texas Tollway Authority, 5.00% due 1/1/2024	A/A1	12,000,000	14,960,160

Northside ISD GO, 2.00% due 6/1/2039 put 6/1/2019 (Educational Facilities; Guaranty: PSF)	NR/Aaa	2,135,000	2,198,452

Pasadena ISD GO, 3.00% due 2/15/2044 put 8/15/2019 (Educational Facilities; Guaranty: PSF)	AAA/Aaa	8,775,000	9,310,099

Round Rock ISD GO, 5.00% due 8/1/2017 (Educational Facilities Improvements; Guaranty: PSF)	NR/Aaa	1,290,000	1,351,275

Round Rock ISD GO, 5.00% due 8/1/2018 (Educational Facilities Improvements; Guaranty: PSF)	NR/Aaa	1,075,000	1,171,374

Round Rock ISD GO, 5.00% due 8/1/2019 (Educational Facilities Improvements; Guaranty: PSF)	NR/Aaa	1,500,000	1,693,290

Round Rock ISD GO, 5.00% due 8/1/2020 (Educational Facilities Improvements; Guaranty: PSF)	NR/Aaa	1,000,000	1,163,090

Round Rock ISD GO, 5.00% due 8/1/2021 (Educational Facilities Improvements; Guaranty: PSF)	NR/Aaa	2,000,000	2,390,780

Round Rock ISD GO, 5.00% due 8/1/2022 (Educational Facilities Improvements; Guaranty: PSF)	NR/Aaa	670,000	820,904

Round Rock ISD GO, 5.00% due 8/1/2024 (Educational Facilities Improvements; Guaranty: PSF)	NR/Aaa	2,305,000	2,943,347

Round Rock ISD GO, 5.00% due 8/1/2025 (Educational Facilities Improvements; Guaranty: PSF)	NR/Aaa	1,000,000	1,300,690

Round Rock ISD GO, 5.00% due 8/1/2026 (Educational Facilities Improvements; Guaranty: PSF)	NR/Aaa	1,575,000	2,032,191

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Sam Rayburn Municipal Power Agency, 5.00% due 10/1/2017	BBB+/NR	1,000,000	1,051,200

	Sam Rayburn Municipal Power Agency, 5.00% due 10/1/2019	BBB+/NR	2,565,000	2,883,291

	Sam Rayburn Municipal Power Agency, 5.00% due 10/1/2020	BBB+/NR	1,620,000	1,863,178

	San Antonio Public Facilities Corp., 5.00% due 9/15/2020 (Convention Center Refinancing & Expansion)	AA+/Aa2	915,000	1,063,605

	San Juan Higher Education Finance Authority, 5.125% due 8/15/2020 (IDEA Public Schools)	BBB/NR	1,365,000	1,495,590

	Tarrant County Cultural Education Facilities Finance Corp., 5.00% due 8/15/2016 (Scott & White Memorial Hospital) (ETM)	AA-/Aa3	2,280,000	2,292,928

	Tarrant County Cultural Education Facilities Finance Corp., 5.00% due 8/15/2017 (Scott & White Memorial Hospital) (ETM)	AA-/Aa3	2,000,000	2,099,140

	Tarrant Regional Water District, 2.00% due 3/1/2020	AAA/NR	800,000	832,192

	Tarrant Regional Water District, 5.00% due 3/1/2021	AAA/NR	1,000,000	1,182,560

	Tarrant Regional Water District, 5.00% due 3/1/2022	AAA/NR	650,000	786,845

	Tarrant Regional Water District, 5.00% due 3/1/2023	AAA/NR	700,000	867,230

	Tarrant Regional Water District, 5.00% due 3/1/2024	AAA/NR	1,000,000	1,263,560

	Tarrant Regional Water District, 5.00% due 3/1/2025	AAA/NR	1,500,000	1,925,535

	Tarrant Regional Water District, 5.00% due 3/1/2026	AAA/NR	2,000,000	2,606,280

	Tarrant Regional Water District, 5.00% due 3/1/2027	AAA/NR	2,000,000	2,580,700

	Texas Municipal Power Agency, 5.00% due 9/1/2017 (Insured: AGM)	AA/A2	10,000,000	10,493,000

	Texas Transportation Commission, 5.00% due 8/15/2022 (Central Texas Turnpike System)	BBB+/Baa1	400,000	480,180

	Texas Transportation Commission, 5.00% due 8/15/2023 (Central Texas Turnpike System)	BBB+/Baa1	730,000	894,856

	Texas Transportation Commission, 5.00% due 8/15/2024 (Central Texas Turnpike System)	BBB+/Baa1	1,000,000	1,242,910

[b]	University of Texas System, 5.00% due 8/15/2025 (Campus Improvements)	AAA/Aaa	7,000,000	9,172,100

[b]	University of Texas System, 5.00% due 8/15/2026 (Campus Improvements)	AAA/Aaa	3,750,000	4,989,862

	Uptown Development Authority, 5.00% due 9/1/2017 (Infrastructure Improvements)	BBB/NR	1,580,000	1,650,942

	Uptown Development Authority, 5.00% due 9/1/2018 (Infrastructure Improvements)	BBB/NR	1,870,000	2,021,825

	Uptown Development Authority, 5.00% due 9/1/2019 (Infrastructure Improvements)	BBB/NR	1,945,000	2,164,688

	Walnut Creek Special Utility District, 4.00% due 1/10/2020 (Water System Improvements; Insured: BAM)	AA/NR	520,000	569,910

	Walnut Creek Special Utility District, 4.00% due 1/10/2021 (Water System Improvements; Insured: BAM)	AA/NR	445,000	494,893

	Walnut Creek Special Utility District, 5.00% due 1/10/2022 (Water System Improvements; Insured: BAM)	AA/NR	525,000	619,295

	Walnut Creek Special Utility District, 5.00% due 1/10/2024 (Water System Improvements; Insured: BAM)	AA/NR	750,000	915,788

	West Harris County Regional Water Authority, 5.00% due 12/15/2020 (Insured: Natl-Re)	AA-/A1	2,140,000	2,259,883

	Ysleta ISD, 5.00% due 8/15/2017 (Public School Finance System; Guaranty: PSF)	AAA/Aaa	2,190,000	2,297,682

	U.S. Virgin Islands — 0.09%

	Virgin Islands Public Finance Authority, 6.75% due 10/1/2019 (Matching Fund Loan Diageo Project)	NR/B2	6,350,000	6,898,958

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Utah — 0.54%

Utah Transit Authority, 5.00% due 6/15/2022 (Integrated Mass Transit System)	A+/A1	710,000	860,811

Utah Transit Authority, 5.00% due 6/15/2023 (Integrated Mass Transit System)	A+/A1	775,000	960,155

Utah Transit Authority, 5.00% due 6/15/2024 (Integrated Mass Transit System)	A+/A1	825,000	1,040,391

Utah Transit Authority, 5.00% due 6/15/2025 (Integrated Mass Transit System)	A+/A1	1,235,000	1,578,664

Weber County, 0.38% due 2/15/2031 put 7/1/2016 (IHC Health Services, Inc.; SPA: The Bank of NY Mellon) (daily demand notes)	AA+/Aa1	37,500,000	37,500,000

Vermont — 0.23%

Vermont Colleges GO, 4.00% due 7/1/2017	A-/NR	1,865,000	1,896,593

Vermont EDA, 5.00% due 12/15/2020 (Vermont Public Service Corp.)	NR/NR	14,250,000	16,499,505

Virginia — 0.21%

Fairfax County EDA, 5.00% due 8/1/2016 (Wiehle Avenue Metrorail Station Parking Project)	AA+/Aa2	2,600,000	2,610,036

Fairfax County GO, 5.00% due 10/1/2016 (Public Facilities and Improvements) (State Aid Withholding)	AAA/Aaa	1,100,000	1,112,705

Fairfax County IDA, 4.00% due 5/15/2022 (Inova Health System)	AA+/Aa2	5,500,000	6,383,520

Fairfax County IDA, 5.00% due 5/15/2022 (Inova Health System)	AA+/Aa2	5,000,000	6,102,200

Washington — 2.16%

Chelan County Public Utility District No. 1, 0.42% due 7/1/2032 put 7/1/2016 (Union Bank) (daily demand notes)	AA/Aa3	12,000,000	12,000,000

Energy Northwest, 5.00% due 7/1/2017 (Bonneville Power Administration Project 3)	AA-/Aa1	5,470,000	5,712,540

Energy Northwest, 5.00% due 7/1/2017 (Bonneville Power Administration Project 1)	AA-/Aa1	5,000,000	5,221,700

Energy Northwest, 5.00% due 7/1/2018 (Nine Canyon Wind Project Phase I-III)	NR/A2	1,000,000	1,082,450

Energy Northwest, 5.00% due 7/1/2018 pre-refunded 7/1/2017 (Bonneville Power Administration Project 3)	NR/NR	185,000	193,203

Energy Northwest, 5.00% due 7/1/2018 (Bonneville Power Administration Project 3)	AA-/Aa1	290,000	302,740

Energy Northwest, 5.00% due 7/1/2019 (Nine Canyon Wind Project Phase I-III)	NR/A2	2,000,000	2,238,600

Energy Northwest, 5.00% due 7/1/2020 (Nine Canyon Wind Project Phase I-III)	NR/A2	2,000,000	2,291,940

Energy Northwest, 5.00% due 7/1/2021 (Nine Canyon Wind Project Phase I-III)	NR/A2	2,000,000	2,345,640

Energy Northwest, 5.00% due 7/1/2022 (Nine Canyon Wind Project Phase I-III)	NR/A2	1,000,000	1,197,360

Energy Northwest, 5.00% due 7/1/2023 (Nine Canyon Wind Project Phase I-III)	NR/A2	1,000,000	1,218,490

Energy Northwest, 5.00% due 7/1/2025 (Nine Canyon Wind Project Phase I-III)	NR/A2	850,000	1,067,515

King County Federal Way School District No. 210 GO, 4.125% due 12/1/2019 pre-refunded 12/1/2017 (Insured: Natl-Re)	AA+/Aa1	2,000,000	2,100,260

King County GO, 0.41% due 1/1/2040 put 7/8/2016 (Sewer System Improvements; SPA: State Street Bank & Trust Co.) (weekly demand notes)	AAA/Aa1	9,550,000	9,550,000

Marysville School District No. 25 GO, 4.00% due 12/1/2017 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,000,000	1,045,530

Marysville School District No. 25 GO, 4.00% due 12/1/2018 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,100,000	1,185,360

Marysville School District No. 25 GO, 5.00% due 12/1/2019 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,390,000	1,585,253

Marysville School District No. 25 GO, 5.00% due 12/1/2020 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,625,000	1,907,994

Marysville School District No. 25 GO, 5.00% due 12/1/2021 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,750,000	2,104,515

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Marysville School District No. 25 GO, 5.00% due 12/1/2022 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	2,620,000	3,212,723

Marysville School District No. 25 GO, 5.00% due 12/1/2023 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,700,000	2,114,596

Port of Seattle, 5.50% due 9/1/2018 (Insured: Natl-Re)	AA-/A2	5,000,000	5,502,050

Seattle Municipal Light & Power, 5.00% due 2/1/2017	AA/Aa2	2,000,000	2,052,260

Skagit County Public Hospital District No. 1, 4.00% due 12/1/2016 (Skagit Regional Health)	NR/Baa2	1,000,000	1,011,060

Skagit County Public Hospital District No. 1, 5.00% due 12/1/2018 (Skagit Regional Health)	NR/Baa2	800,000	862,040

Skagit County Public Hospital District No. 1, 5.00% due 12/1/2019 (Skagit Regional Health)	NR/Baa2	835,000	923,360

Skagit County Public Hospital District No. 1, 5.00% due 12/1/2021 (Skagit Regional Health)	NR/Baa2	1,160,000	1,338,942

Skagit County Public Hospital District No. 1, 5.00% due 12/1/2022 (Skagit Regional Health)	NR/Baa2	500,000	585,225

Skagit County Public Hospital District No. 1, 5.375% due 12/1/2022 (Skagit Regional Health)	NR/Baa2	500,000	501,705

Skagit County Public Hospital District No. 1, 5.00% due 12/1/2023 (Skagit Regional Health)	NR/Baa2	750,000	888,930

Skagit County Public Hospital District No. 1 GO, 4.00% due 12/1/2017 (Skagit Regional Health)	NR/A1	1,000,000	1,045,290

Skagit County Public Hospital District No. 1 GO, 4.00% due 12/1/2018 (Skagit Regional Health)	NR/A1	1,270,000	1,363,955

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2019 (Skagit Regional Health)	NR/A1	1,695,000	1,925,096

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2020 (Skagit Regional Health)	NR/A1	1,570,000	1,836,727

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2021 (Skagit Regional Health)	NR/A1	3,135,000	3,768,552

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2022 (Skagit Regional Health)	NR/A1	3,635,000	4,457,346

Skagit County Public Hospital District No. 2 GO, 4.00% due 12/1/2018 (Island Hospital)	NR/A1	1,000,000	1,068,750

Skagit County Public Hospital District No. 2 GO, 4.00% due 12/1/2019 (Island Hospital)	NR/A1	1,000,000	1,092,640

Skagit County Public Hospital District No. 2 GO, 4.00% due 12/1/2020 (Island Hospital)	NR/A1	1,000,000	1,113,080

Skagit County Public Hospital District No. 2 GO, 4.00% due 12/1/2021 (Island Hospital)	NR/A1	1,000,000	1,131,690

Skagit County Public Hospital District No. 2 GO, 5.00% due 12/1/2022 (Island Hospital)	NR/A1	1,700,000	2,049,724

State of Washington COP, 5.00% due 7/1/2016 (State Agency Real Property Projects) (State Aid Withholding)	NR/Aa2	2,415,000	2,415,314

State of Washington COP, 5.00% due 7/1/2017 (State Agency Real Property Projects) (State Aid Withholding)	NR/Aa2	2,555,000	2,668,008

State of Washington COP, 5.00% due 7/1/2018 (State Agency Real Property Projects) (State Aid Withholding)	NR/Aa2	2,670,000	2,897,377

State of Washington COP, 5.00% due 7/1/2019 (State and Local Agency Real and Personal Property Projects) (State Aid Withholding)	NR/Aa2	1,000,000	1,123,100

State of Washington COP, 5.00% due 7/1/2020 (State and Local Agency Real and Personal Property Projects) (State Aid Withholding)	NR/Aa2	3,290,000	3,805,115

State of Washington COP, 5.00% due 7/1/2021 (State and Local Agency Real and Personal Property Projects) (State Aid Withholding)	NR/Aa2	3,125,000	3,701,594

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

State of Washington COP, 5.00% due 7/1/2022 (State and Local Agency Real and Personal Property Projects) (State Aid Withholding)	NR/Aa2	3,000,000	3,637,080

State of Washington GO, 5.00% due 7/1/2016 (Capital Projects)	AA+/Aa1	2,000,000	2,000,260

State of Washington GO, 0.01% due 1/1/2018 (Stadium and Exhibition Center; Insured: Natl-Re)	AA+/Aa1	4,000,000	3,946,960

State of Washington GO, 0.01% due 1/1/2019 (Stadium and Exhibition Center; Insured: Natl-Re)	AA+/Aa1	3,000,000	2,926,020

State of Washington GO, 0.01% due 12/1/2019 (Public Highway, Bridge, Ferry Capital and Operating Costs; Insured: Natl-Re)	AA+/Aa1	3,030,000	2,921,071

State of Washington GO, 5.00% due 7/1/2025 (Capital Projects)	AA+/Aa1	10,475,000	13,444,558

Tacoma School District No. 10 GO, 5.00% due 12/1/2017 (Pierce County Capital Projects)	AA+/Aa1	2,280,000	2,420,608

Tacoma School District No. 10 GO, 5.00% due 12/1/2018 (Pierce County Capital Projects)	AA+/Aa1	4,000,000	4,409,160

Tacoma School District No. 10 GO, 5.00% due 12/1/2019 (Pierce County Capital Projects)	AA+/Aa1	2,000,000	2,283,120

Tacoma School District No. 10 GO, 5.00% due 12/1/2020 (Pierce County Capital Projects)	AA+/Aa1	2,500,000	2,941,325

Washington Health Care Facilities Authority, 5.00% due 8/15/2016 (MultiCare Health Systems)	AA-/Aa3	2,075,000	2,086,682

Washington Health Care Facilities Authority, 5.00% due 7/1/2017 (Overlake Hospital Medical Center)	A/A2	1,245,000	1,298,398

Washington Health Care Facilities Authority, 5.00% due 8/15/2017 (MultiCare Health Systems)	AA-/Aa3	1,000,000	1,048,380

Washington Health Care Facilities Authority, 5.25% due 8/1/2018 (Highline Medical Center; Insured: FHA 242) (ETM)	NR/NR	7,935,000	8,298,105

Washington Health Care Facilities Authority, 5.00% due 8/15/2018 (MultiCare Health Systems)	AA-/Aa3	2,000,000	2,181,620

Washington Health Care Facilities Authority, 5.00% due 7/1/2019 (Overlake Hospital Medical Center)	A/A2	1,050,000	1,174,267

Washington Health Care Facilities Authority, 4.75% due 7/1/2020 (Overlake Hospital Medical Center)	A/A2	1,000,000	1,113,850

West Virginia — 0.09%

Mason County, 1.625% due 10/1/2022 put 10/1/2018 (Appalachian Power Company)	BBB/Baa1	3,300,000	3,331,416

West Virginia Higher Education Policy Commission, 5.00% due 4/1/2020 (Higher Education Facilities)	A+/Aa3	1,000,000	1,145,760

West Virginia Higher Education Policy Commission, 5.00% due 4/1/2021 (Higher Education Facilities)	A+/Aa3	1,000,000	1,176,300

West Virginia Higher Education Policy Commission, 5.00% due 4/1/2022 (Higher Education Facilities)	A+/Aa3	1,500,000	1,800,450

Wisconsin — 0.67%

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/15/2016 (Aurora Health Care, Inc.)	NR/A2	3,695,000	3,701,614

Wisconsin Health & Educational Facilities Authority, 5.00% due 4/15/2017 (Aurora Health Care, Inc.)	NR/A2	1,295,000	1,337,010

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/1/2017 (Agnesian Healthcare, Inc.)	A/A2	1,000,000	1,037,360

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/15/2017 (Aurora Health Care, Inc.)	NR/A2	5,025,000	5,215,548

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/1/2018 (Agnesian Healthcare, Inc.)	A/A2	1,855,000	1,988,727

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/1/2019 (Agnesian Healthcare, Inc.)	A/A2	1,000,000	1,104,250

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/1/2020 (Agnesian Healthcare, Inc.)	A/A2	2,110,000	2,394,977

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2020 (ProHealth Care, Inc.)	A+/A1	1,075,000	1,240,905

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2021 (ProHealth Care, Inc.)	A+/A1	2,575,000	3,054,310

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2022 (ProHealth Care, Inc.)	A+/A1	1,600,000	1,883,040

Wisconsin Health & Educational Facilities Authority, 5.00% due 12/1/2022 (UnityPoint Health)	NR/Aa3	1,000,000	1,225,600

Wisconsin Health & Educational Facilities Authority, 5.00% due 11/15/2024 (Ascension Health Alliance System)	AA+/Aa2	625,000	801,156

Wisconsin Health & Educational Facilities Authority, 1.25% due 8/15/2025 put 8/15/2017 (Aurora Health Care, Inc.)	NR/A2	1,800,000	1,805,580

Wisconsin Health & Educational Facilities Authority, 5.00% due 11/15/2025 (Ascension Health Alliance System)	AA+/Aa2	1,215,000	1,579,439

Wisconsin Health & Educational Facilities Authority, 5.00% due 11/15/2026 (Ascension Health Alliance System)	AA+/Aa2	2,000,000	2,591,580

Wisconsin Health & Educational Facilities Authority, 5.125% due 8/15/2027 put 8/15/2016 (Aurora Health Care, Inc.)	NR/A2	4,500,000	4,523,805

Wisconsin Health & Educational Facilities Authority, 5.00% due 11/15/2043 put 6/1/2021 (Ascension Health Alliance System)	AA+/Aa2	10,000,000	11,788,000

WPPI Energy, 5.00% due 7/1/2021 (Power Supply System)	A/A1	4,100,000	4,880,640

TOTAL INVESTMENTS — 99.60% (Cost $7,491,063,213)			$7,802,989,668

OTHER ASSETS LESS LIABILITIES — 0.40%			31,659,795

NET ASSETS — 100.00%			$7,834,649,463

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

a	Segregated as collateral for a when-issued security.

b	When-issued security.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

AGC	Insured by Associated General Contractors

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

BAM	Insured by Build America Mutual Insurance Co.

BHAC	Insured by Berkshire Hathaway Assurance Corp.

CalPERS	California Public Employees’ Retirement System

COP	Certificates of Participation

DFA	Development Finance Authority

EDA	Economic Development Authority

ETM	Escrowed to Maturity

FGIC	Insured by Financial Guaranty Insurance Co.

FHA	Insured by Federal Housing Administration

FSA	Insured by Financial Security Assurance Co.

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

GNMA	Collateralized by Government National Mortgage Association

GO	General Obligation

HFA	Health Facilities Authority

HFFA	Health Facilities Financing Authority

IBC	Insured Bond Certificate

IDA	Industrial Development Authority

ISD	Independent School District

JEA	Jacksonville Electric Authority

Mtg	Mortgage

Natl-Re	Insured by National Public Finance Guarantee Corp.

PSF	Guaranteed by Permanent School Fund

Q-SBLF	Insured by Qualified School Bond Loan Fund

Syncora	Insured by Syncora Guarantee Inc.

USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization

Thornburg Limited Term Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).

Significant accounting policies

The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The following summarizes the significant accounting policies of the Fund:

Valuation Policy and Procedures: Valuation of the Fund’s portfolio investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the Board of Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

NOTE 2 – FAIR VALUE MEASUREMENT

Valuation Measurement: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (“FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2016. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurement at June 30, 2016
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$7,802,989,668	$-	$7,802,989,668	$-

Total Investments in Securities	$7,802,989,668	$-	$7,802,989,668	$-

In accordance with the guidance prescribed in FASB Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2016.

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2016 (Unaudited)

NOTE 3 – INVESTMENTS

At June 30, 2016, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$7,491,063,213

Gross unrealized appreciation on a tax basis	$312,240,452
Gross unrealized depreciation on a tax basis	(313,997)

Net unrealized appreciation (depreciation) on investments (tax basis)	$311,926,455

SCHEDULE OF INVESTMENTS

Thornburg Intermediate Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Alabama — 1.28%

Alabama Capital Region Solid Waste Disposal Authority, 4.00% due 6/15/2017 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	$750,000	$767,940

Alabama Capital Region Solid Waste Disposal Authority, 4.00% due 6/15/2019 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	815,000	867,975

Alabama Capital Region Solid Waste Disposal Authority, 5.00% due 6/15/2020 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	845,000	945,040

Alabama Capital Region Solid Waste Disposal Authority, 5.00% due 6/15/2021 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	890,000	1,012,589

Alabama Capital Region Solid Waste Disposal Authority, 5.00% due 6/15/2022 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	930,000	1,067,705

Alabama Capital Region Solid Waste Disposal Authority, 5.00% due 6/15/2023 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	980,000	1,111,398

Alabama Public School & College Authority, 5.00% due 6/1/2021 (Educational Facilities)	AA/Aa1	775,000	919,545

Alabama Public School & College Authority, 5.00% due 6/1/2026 (Educational Facilities)	AA/Aa1	4,380,000	5,424,017

Board of Trustees of the University of Alabama, 5.25% due 9/1/2025 (Birmingham Hospital)	A+/A1	2,000,000	2,186,920

City of Mobile Industrial Development Board, 1.65% due 6/1/2034 put 3/20/2017 (Alabama Power Company Barry Plant Project)	A-/A1	2,000,000	2,012,780

East Alabama Health Care Authority GO, 5.00% due 9/1/2027 (Health Care Facilities Capital Improvements)	A/NR	1,250,000	1,426,012

Montgomery Water Works & Sanitary Sewer Board, 5.00% due 9/1/2017	AAA/Aa1	2,185,000	2,296,763

Alaska — 0.18%

Alaska Housing Finance Corp. GO, 5.00% due 12/1/2021 (State Capital Project)	AA+/Aa2	500,000	590,110

City of Valdez, 5.00% due 1/1/2021 (BP Pipelines (Alaska), Inc. Project)	A-/A2	2,000,000	2,293,340

Arizona — 1.57%

Arizona Board of Regents, 5.00% due 8/1/2024 (University of Arizona SPEED)	A+/Aa3	1,635,000	1,935,170

Arizona Board of Regents, 5.00% due 8/1/2029 (University of Arizona SPEED)	A+/Aa3	1,000,000	1,248,170

Arizona HFA, 5.00% due 7/1/2017 (Dignity Health)	A/A3	1,450,000	1,510,262

Arizona HFA, 5.00% due 12/1/2031 (Scottsdale Lincoln Hospitals)	NR/A2	2,500,000	3,035,275

Arizona State University Energy Management LLC, 5.00% due 7/1/2017 (Tempe Campus Project)	AA-/A1	465,000	484,135

City of Flagstaff GO, 1.75% due 7/1/2016 (Urban Trail, Street and Utilities Improvements)	AA/Aa2	200,000	200,008

City of Flagstaff GO, 3.00% due 7/1/2020 (Urban Trail, Street and Utilities Improvements)	AA/Aa2	700,000	753,081

City of Flagstaff GO, 4.00% due 7/1/2022 (Urban Trail, Street and Utilities Improvements)	AA/Aa2	420,000	484,235

City of Flagstaff GO, 4.00% due 7/1/2023 (Urban Trail, Street and Utilities Improvements)	AA/Aa2	200,000	234,066

City of Phoenix Civic Improvement Corp., 5.00% due 7/1/2017 (Insured: Natl-Re)	AA+/Aa3	1,000,000	1,044,230

County of Pima IDA, 5.00% due 12/1/2030 (Providence Day School Project)	BBB+/NR	2,000,000	2,200,900

Salt Verde Financial Corp., 5.25% due 12/1/2022 (Salt River Project Agricultural Improvement and Power District)	BBB+/Baa1	2,000,000	2,367,380

Salt Verde Financial Corp., 5.25% due 12/1/2028 (Salt River Project Agricultural Improvement and Power District)	BBB+/Baa1	770,000	970,423

State of Arizona, 5.00% due 7/1/2019 (Insured: AGM)	AA/A1	7,280,000	8,160,006

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Arkansas — 0.29%

	Board of Trustees of the University of Arkansas, 5.00% due 11/1/2031 (Fayetteville Campus)	NR/Aa2	1,000,000	1,237,060

	Board of Trustees of the University of Arkansas, 5.00% due 11/1/2032 (Fayetteville Campus)	NR/Aa2	655,000	808,001

	Board of Trustees of the University of Arkansas, 5.00% due 11/1/2033 (Fayetteville Campus)	NR/Aa2	1,000,000	1,226,690

	Board of Trustees of the University of Arkansas, 5.00% due 11/1/2034 (Fayetteville Campus)	NR/Aa2	1,000,000	1,222,390

	California — 6.74%

	Alameda County Joint Powers Authority, 5.25% due 12/1/2027 (Alameda County Medical Center Highland Hospital)	AA/Aa3	1,000,000	1,255,570

	Alameda County Joint Powers Authority, 5.25% due 12/1/2028 (Alameda County Medical Center Highland Hospital)	AA/Aa3	1,150,000	1,454,785

	Alameda County Joint Powers Authority, 5.25% due 12/1/2029 (Alameda County Medical Center Highland Hospital)	AA/Aa3	1,500,000	1,892,745

	Brentwood Infrastructure Financing Authority, 5.00% due 11/1/2026 (Insured: AGM)	AA/NR	2,000,000	2,327,860

	California Educational Facilities Authority, 5.50% due 4/1/2029 (Pitzer College)	NR/A2	3,000,000	3,430,920

	California HFFA, 5.00% due 11/15/2022 (Children’s Hospital Los Angeles)	BBB+/Baa2	1,000,000	1,174,130

	California HFFA, 5.00% due 3/1/2026 (Adventist Health System/West)	A/NR	3,020,000	3,681,350

	California HFFA, 5.25% due 3/1/2027 (Dignity Health)	A/A3	5,250,000	6,198,675

	California Infrastructure & Economic Development Bank, 5.75% due 8/15/2029 (King City Joint Union High School District)	AA-/NR	1,500,000	1,737,750

	California Pollution Control Financing Authority, 5.25% due 6/1/2023 put 12/1/2017 (Solid Waste Disposal-Republic Services, Inc.) (AMT)	BBB+/Baa3	2,000,000	2,116,260

	California State Public Works Board, 5.00% due 6/1/2017 (University of California Multiple Campus Capital Projects; Insured: Natl-Re) (ETM)	AA+/Aaa	2,000,000	2,082,100

	California State Public Works Board, 5.00% due 4/1/2028 (Corrections & Rehabilitation and Judicial Council)	A+/A1	2,500,000	3,003,775

	California Statewide Community Development Authority, 6.25% due 8/15/2028 pre-refunded 8/15/2018 (Enloe Medical Center; Insured: California Mtg Insurance)	AA-/NR	1,050,000	1,174,898

	California Statewide Community Development Authority, 6.00% due 7/1/2030 pre-refunded 1/1/2019 (Aspire Public Schools)	NR/NR	7,015,000	7,924,565

	Carson Redevelopment Agency, 6.25% due 10/1/2022 (Redevelopment Project Area No. 1)	A-/NR	1,620,000	1,879,621

	Carson Redevelopment Agency, 6.375% due 10/1/2024 (Redevelopment Project Area No. 1)	A-/NR	1,300,000	1,513,499

	Chico Redevelopment Agency, 5.00% due 4/1/2030 (Chico Amended & Merged Redevelopment; Insured: AMBAC)	A+/NR	5,500,000	5,516,060

[a]	City of Los Angeles GO, 3.00% due 6/29/2017 (Cash Flow Management)	SP-1+/Mig1	9,750,000	9,973,665

	Corona-Norco USD COP, 5.00% due 4/15/2018 (Insured: AGM)	AA/A1	1,245,000	1,338,076

	Corona-Norco USD COP, 5.00% due 4/15/2021 (Insured: AGM)	AA/A1	1,000,000	1,146,660

[a]	County of Los Angeles GO, 3.00% due 6/30/2017 (Cash Management Program)	SP-1+/Mig1	4,500,000	4,608,900

	Delano Financing Authority, 5.00% due 12/1/2025 (City of Delano Police Station and Woollomes Avenue Bridge)	A-/NR	2,555,000	2,886,383

	El Camino Hospital District, 6.25% due 8/15/2017 (Insured: AMBAC) (ETM)	NR/NR	300,000	309,519

	Franklin-McKinley School District GO, 5.25% due 8/1/2027 (Insured: Natl-Re)	NR/A1	1,000,000	1,304,230

	Fresno USD GO, 6.00% due 8/1/2026 (Educational Facilities and Improvements; Insured: Natl-Re)	AA-/A3	1,165,000	1,447,105

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Jurupa Public Financing Authority, 5.50% due 9/1/2025 (Eastvale Community Services; Insured: AGM)	AA/NR	1,195,000	1,512,237

Jurupa Public Financing Authority, 5.50% due 9/1/2027 (Eastvale Community Services; Insured: AGM)	AA/NR	1,335,000	1,670,552

Los Angeles Regional Airport Improvement Corp., 5.00% due 1/1/2017 (LAX Fuel Corp.; Insured: AGM) (AMT)	AA/A2	1,120,000	1,144,360

M-S-R Energy Authority, 6.125% due 11/1/2029	BBB+/NR	2,500,000	3,379,700

North City West School Facilities Financing Authority, 5.00% due 9/1/2024 (Carmel Valley Schools; Insured: AGM)	AA/NR	1,080,000	1,317,805

Oakland USD GO, 5.00% due 8/1/2032 (County of Alameda Educational Facilities)	NR/NR	1,000,000	1,222,070

Oakland USD GO, 5.00% due 8/1/2033 (County of Alameda Educational Facilities)	NR/NR	1,000,000	1,215,660

Oakland USD GO, 5.00% due 8/1/2034 (County of Alameda Educational Facilities)	NR/NR	1,000,000	1,208,380

Redwood City Redevelopment Agency, 0% due 7/15/2023 (Redevelopment Area A-2; Insured: AMBAC)	A-/NR	2,065,000	1,720,186

San Jose Redevelopment Agency, 5.25% due 8/1/2027 (Merged Area Redevelopment Project)	A/A2	2,400,000	2,739,840

San Jose Redevelopment Agency, 5.375% due 8/1/2028 (Merged Area Redevelopment Project)	A/A2	1,175,000	1,344,153

San Mateo Union High School District GO, 0% due 9/1/2019 (Educational Facilities; Insured: Natl-Re)	AA+/Aaa	3,000,000	2,900,820

Saratoga Union School District GO, 0% due 9/1/2023 (Insured: Natl-Re)	AA+/Aa2	900,000	794,124

State of California GO, 5.25% due 9/1/2026 (Kindergarten University Facilities)	AA-/Aa3	5,000,000	6,079,200

Tuolumne Wind Project Authority, 5.875% due 1/1/2029 (Tuolumne Co.)	AA-/A2	3,000,000	3,378,120

Turlock Irrigation District, 5.00% due 1/1/2021	AA-/A2	1,750,000	2,003,382

William S. Hart Union High School District GO, 0% due 9/1/2021 (Educational Facilities)	AA/A2	800,000	736,976

Colorado — 1.41%

City & County of Denver COP, 0.37% due 12/1/2029 put 7/1/2016 (Wellington E. Webb Municipal Office Building; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	6,325,000	6,325,000

City & County of Denver COP, 0.37% due 12/1/2031 put 7/1/2016 (Wellington E. Webb Municipal Office Building; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	3,810,000	3,810,000

Denver Convention Center Hotel Authority, 5.25% due 12/1/2023 (Insured: Syncora)	BBB-/Baa3	2,530,000	2,572,656

Housing Authority of the City and County of Denver, 5.20% due 11/1/2027 pre-refunded 11/1/2017 (Three Towers Rehabilitation; Insured: AGM) (AMT)	NR/Aaa	1,220,000	1,293,883

Housing Authority of the City and County of Denver, 5.20% due 11/1/2027 (Three Towers Rehabilitation; Insured: AGM) (AMT)	NR/A2	1,335,000	1,398,146

Park Creek Metropolitan District, 5.25% due 12/1/2020 pre-refunded 12/1/2019 (Insured: AGM)	AA/NR	1,120,000	1,281,168

Regional Transportation District COP, 5.50% due 6/1/2022 (FasTracks Transportation System)	A/Aa3	3,000,000	3,523,620

Regional Transportation District COP, 5.00% due 6/1/2028 (North Metro Rail Line)	A/Aa3	1,550,000	1,859,411

Connecticut — 1.52%

City of Hartford GO, 5.00% due 7/1/2031 (Various Public Improvements; Insured: AGM)	AA/A2	1,700,000	2,057,493

Connecticut Health & Educational Facilities Authority, 5.75% due 7/1/2029 pre-refunded 7/1/2019 (Ethel Walker School)	BBB/NR	1,350,000	1,547,451

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Connecticut Housing Finance Authority, 0.38% due 5/15/2039 put 7/1/2016 (Housing Mortgage Financing Program; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aaa	4,965,000	4,965,000

State of Connecticut GO, 5.00% due 5/15/2026	AA-/Aa3	5,000,000	6,359,350

State of Connecticut GO, 5.00% due 5/15/2027	AA-/Aa3	5,500,000	6,944,575

State of Connecticut GO Floating Rate Note, 0.95% due 9/15/2017 (Public Facility Improvements)	AA-/Aa3	2,000,000	2,001,660

District of Columbia — 0.58%

District of Columbia, 5.00% due 2/15/2017 (Association of American Medical Colleges; Insured: AMBAC) (ETM)	NR/NR	1,000,000	1,027,320

Metropolitan Airports Authority, 0% due 10/1/2023 (Dulles Toll Road; Insured: AGM)	AA/A3	4,890,000	4,090,974

Metropolitan Airports Authority, 0% due 10/1/2024 (Dulles Toll Road; Insured: AGM)	AA/A3	5,000,000	4,015,400

Florida — 5.95%

Broward County School Board COP, 5.00% due 7/1/2030 (Educational Facilities)	A+/Aa3	1,250,000	1,540,188

Broward County School Board COP, 5.00% due 7/1/2032 (Educational Facilities)	A+/Aa3	2,000,000	2,436,860

City of Hollywood Community Redevelopment Agency, 5.00% due 3/1/2021 pre-refunded 3/1/2017 (Beach Community Redevelopment; Insured: Syncora)	NR/A3	3,000,000	3,088,170

City of Jacksonville, 5.00% due 10/1/2026 (Better Jacksonville Plan)	A+/A1	2,075,000	2,479,501

City of Lakeland, 5.00% due 10/1/2018 (Electric Power System Smart Grid Project; Insured: AGM)	AA/Aa3	2,000,000	2,195,420

City of Lakeland, 5.25% due 10/1/2027 (Electric Power System Smart Grid Project; Insured: AGM)	AA/Aa3	3,680,000	4,965,718

City of Lakeland, 5.25% due 10/1/2036 (Electric Power System Smart Grid Project; Insured: AGM)	AA/Aa3	2,770,000	4,002,345

Escambia County HFA, 5.95% due 7/1/2020 (Florida Health Care Facility Loan Program; Insured: AMBAC)	NR/NR	1,455,000	1,558,290

Florida Department of Management Services, 5.00% due 9/1/2018 (Financing or Acquisition of State-Owned Office Buildings; Insured: AMBAC)	AA+/Aa2	500,000	504,080

Florida Department of Management Services COP, 3.50% due 8/1/2016 (Correctional Facilities Construction and Improvements; Insured: AGM)	AA+/Aa2	500,000	501,320

Florida Municipal Loan Council, 5.00% due 10/1/2020 (Municipal Loan Agreements-Cities of Haines City & Hallandale Beach; Insured: Natl-Re)	AA-/A3	1,000,000	1,050,170

Florida Municipal Loan Council, 5.00% due 10/1/2024 (Municipal Loan Agreements-Cities of Haines City & Hallandale Beach; Insured: Natl-Re)	AA-/A3	2,235,000	2,343,107

Florida State Department of Children & Families COP, 5.00% due 10/1/2018 (South Florida Evaluation Treatment)	AA+/NR	2,090,000	2,098,214

Florida State Department of Children & Families COP, 5.00% due 10/1/2019 (South Florida Evaluation Treatment)	AA+/NR	2,255,000	2,263,862

Lake County School Board COP, 5.00% due 6/1/2026 (School District Facility Projects)	A/NR	1,210,000	1,434,939

Manatee County, 5.00% due 10/1/2026 (Public Utilities System Improvements)	NR/Aa2	370,000	468,213

Manatee County, 5.00% due 10/1/2027 (Public Utilities System Improvements)	NR/Aa2	470,000	589,549

Manatee County, 5.00% due 10/1/2028 (Public Utilities System Improvements)	NR/Aa2	1,030,000	1,288,685

Manatee County, 5.00% due 10/1/2031 (Public Utilities System Improvements)	NR/Aa2	2,675,000	3,311,516

Manatee County, 5.00% due 10/1/2033 (Public Utilities System Improvements)	NR/Aa2	1,535,000	1,886,423

Miami-Dade County Aviation Department, 5.00% due 10/1/2028	A/A2	1,000,000	1,237,660

Miami-Dade County Aviation Department, 5.00% due 10/1/2029	A/A2	1,335,000	1,646,255

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Miami-Dade County Aviation Department, 5.00% due 10/1/2030	A/A2	1,000,000	1,230,570

	Miami-Dade County Aviation Department, 5.00% due 10/1/2031	A/A2	2,000,000	2,450,900

	Miami-Dade County Educational Facilities Authority, 5.25% due 4/1/2024 (University of Miami; Insured: AMBAC)	A-/A3	1,000,000	1,249,610

	Miami-Dade County GO, 5.00% due 10/1/2023 (Seaport Properties)	AA/Aa2	1,040,000	1,231,849

	Miami-Dade County GO, 6.25% due 7/1/2026 pre-refunded 7/1/2018 (Building Better Communities)	AA/Aa2	2,130,000	2,367,857

	Miami-Dade County School Board COP, 5.00% due 10/1/2021 (Insured: AMBAC)	A/A1	3,035,000	3,610,102

	Miami-Dade County School Board COP, 5.25% due 5/1/2022 pre-refunded 5/1/2018 (Insured: AGM)	AA/A1	2,600,000	2,819,258

	Miami-Dade County School Board COP, 5.00% due 5/1/2030	A/A1	3,250,000	3,964,415

	Orange County HFA, 6.25% due 10/1/2016 (Orlando Health, Inc.; Insured: Natl-Re)	AA-/A2	795,000	806,806

	Orange County HFA, 5.125% due 10/1/2026 (Orlando Health, Inc.)	A/A2	2,000,000	2,236,720

	Palm Beach County HFA, 5.00% due 12/1/2025 (Boca Raton Regional Hospital)	BBB+/NR	500,000	610,740

[a]	Reedy Creek Improvement District GO, 5.00% due 6/1/2032 (District-Wide Transportation, Additional Buena Vista Corridor Improvements, and District Facilities)	AA-/Aa3	3,965,000	5,012,196

[a]	Reedy Creek Improvement District GO, 5.00% due 6/1/2033 (District-Wide Transportation, Additional Buena Vista Corridor Improvements, and District Facilities)	AA-/Aa3	7,300,000	9,168,435

	Sarasota County Public Hospital Board, 4.487% due 10/1/2021 (Sarasota Memorial Hospital; Insured: Natl-Re)	AA-/A1	2,000,000	2,079,540

	School Board of Broward County COP, 5.00% due 7/1/2026 (Educational Facilities and Equipment)	A+/Aa3	3,000,000	3,563,670

	School Board of Broward County COP, 5.00% due 7/1/2027 (Educational Facilities and Equipment)	A+/Aa3	2,000,000	2,362,000

	South Miami HFA, 5.00% due 8/15/2022 (Baptist Health Group)	AA-/Aa3	1,500,000	1,572,840

	Sunshine State Governmental Finance Commission, 5.00% due 9/1/2028 (Miami-Dade County Program)	AA-/Aa3	3,500,000	4,230,870

	Georgia — 2.14%

	Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2024 (UGAREF Bolton Commons, LLC)	NR/Aa2	485,000	597,612

	Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2025 (UGAREF Bolton Commons, LLC)	NR/Aa2	510,000	625,602

	Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2027 (UGAREF Bolton Commons, LLC)	NR/Aa2	735,000	888,858

	Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2028 (UGAREF Bolton Commons, LLC)	NR/Aa2	590,000	711,746

	City of Atlanta, 5.50% due 11/1/2022 (Water & Wastewater System; Insured: Natl-Re)	AA-/Aa3	530,000	648,694

	City of Atlanta, 5.50% due 11/1/2024 (Water & Wastewater System; Insured: AGM)	AA/Aa3	5,000,000	5,671,300

	Clarke County Hospital Authority, 5.00% due 1/1/2023 (Athens Regional Medical Center)	AA/Aa1	2,060,000	2,469,569

	Clarke County Hospital Authority, 5.00% due 1/1/2024 (Athens Regional Medical Center)	AA/Aa1	2,310,000	2,747,606

	Clarke County Hospital Authority, 5.00% due 1/1/2025 (Athens Regional Medical Center)	AA/Aa1	525,000	620,792

	Clarke County Hospital Authority, 5.00% due 1/1/2026 (Athens Regional Medical Center)	AA/Aa1	725,000	854,347

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Development Authority of Fulton County, 5.00% due 10/1/2019 (Georgia Tech Athletic Assoc.)	NR/A2	3,000,000	3,389,250

	Gwinnett County School District GO, 4.50% due 10/1/2017 (Capital Projects)	AAA/Aaa	7,000,000	7,346,010

	Municipal Electric Authority of Georgia, 6.60% due 1/1/2018 (Insured: Natl-Re)	AA-/A1	665,000	687,703

	State of Georgia GO, 5.00% due 12/1/2016 (Various Capital Outlay Projects)	AAA/Aaa	4,790,000	4,881,393

	Valdosta and Lowndes County Hospital Authority, 5.00% due 10/1/2024 (South Medical Center)	AA-/Aa2	1,200,000	1,415,340

	Guam — 2.73%

	Government of Guam, 5.00% due 11/15/2031 (Economic Development)	A/NR	5,500,000	6,663,140

	Government of Guam, 5.00% due 11/15/2032 (Economic Development)	A/NR	12,000,000	14,470,800

	Government of Guam, 5.00% due 11/15/2033 (Economic Development)	A/NR	10,500,000	12,623,100

	Guam Power Authority, 5.00% due 10/1/2023 (Electric Power System; Insured: AGM)	AA/A2	2,000,000	2,422,900

	Guam Power Authority, 5.00% due 10/1/2024 (Electric Power System; Insured: AGM)	AA/A2	2,000,000	2,428,580

	Guam Power Authority, 5.00% due 10/1/2025 (Electric Power System; Insured: AGM)	AA/A2	2,500,000	3,024,050

	Guam Waterworks Authority, 5.25% due 7/1/2024 (Water and Wastewater System)	A-/Baa2	1,000,000	1,214,310

	Hawaii — 1.18%

	County of Hawaii GO, 5.00% due 9/1/2033	AA-/Aa2	1,250,000	1,583,200

	State of Hawaii GO, 5.00% due 12/1/2016	AA/Aa2	4,915,000	5,008,778

	State of Hawaii GO, 5.00% due 12/1/2027 pre-refunded 12/1/2021	NR/NR	3,635,000	4,402,966

	State of Hawaii GO, 5.00% due 12/1/2027	AA/Aa2	6,365,000	7,600,956

	Idaho — 0.32%

[a]	State of Idaho GO, 2.00% due 6/30/2017	SP-1+/Mig1	5,000,000	5,065,400

	Illinois — 6.23%

	Board of Trustees of Southern Illinois University, 5.25% due 4/1/2019 (Housing & Auxiliary Facilities; Insured: Natl-Re)	AA-/A3	1,000,000	1,109,330

	Chicago O’Hare International Airport, 5.00% due 1/1/2019 (2015 Airport Projects)	A/NR	1,000,000	1,100,980

	Chicago O’Hare International Airport, 5.00% due 1/1/2020 (2015 Airport Projects)	A/NR	1,000,000	1,136,610

	Chicago O’Hare International Airport, 5.00% due 1/1/2021 (2015 Airport Projects)	A/NR	1,000,000	1,167,040

	Chicago Park District GO, 5.00% due 1/1/2025 (Capital Improvement Plan)	AA+/NR	1,000,000	1,184,330

	Chicago Park District GO, 5.00% due 1/1/2027 (Capital Improvement Plan)	AA+/NR	1,945,000	2,268,531

	Chicago Park District GO, 5.00% due 1/1/2028 (Capital Improvement Plan)	AA+/NR	3,450,000	4,000,896

	Chicago Park District GO, 5.00% due 1/1/2029 (Capital Improvement Plan)	AA+/NR	1,995,000	2,298,898

	Chicago Park District GO, 5.00% due 1/1/2030 (Capital Improvement Plan)	AA+/NR	3,500,000	4,010,160

	Chicago Transit Authority, 5.00% due 12/1/2018 (Bombardier Transit Rail System)	AA/A1	1,500,000	1,621,530

	City of Chicago, 5.00% due 1/1/2028 (Wastewater Transmission System)	A/NR	5,365,000	6,386,657

	City of Chicago, 5.00% due 1/1/2029 (Wastewater Transmission System)	A/NR	2,500,000	2,965,550

	City of Chicago, 5.75% due 11/1/2030 (Water System; Insured: AMBAC)	AA+/Aa1	1,270,000	1,650,136

	City of Chicago, 5.00% due 1/1/2032 (Midway Airport)	A/A3	4,805,000	5,683,450

	City of Chicago, 5.00% due 1/1/2033 (Midway Airport)	A/A3	5,000,000	5,902,800

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Chicago, 5.25% due 1/1/2034 (Midway Airport)	A/A3	4,700,000	5,511,314

City of Chicago GO, 5.00% due 1/1/2020 (Municipal Facilities Projects; Insured: AMBAC)	BBB+/Ba1	1,000,000	1,014,620

City of Chicago GO, 5.00% due 12/1/2022 (Modern Schools Across Chicago Program; Insured: AMBAC)	BBB+/Ba1	415,000	422,192

City of Chicago GO, 5.00% due 12/1/2024 (Modern Schools Across Chicago Program; Insured: AMBAC)	BBB+/Ba1	500,000	508,710

City of Mount Vernon GO, 4.00% due 12/15/2025 (Various Municipal Capital Improvements; Insured: AGM)	AA/A2	1,900,000	2,053,957

City of Waukegan GO, 5.00% due 12/30/2016 (Insured: AGM)	NR/A2	1,500,000	1,529,250

City of Waukegan GO, 5.00% due 12/30/2017 (Insured: AGM)	NR/A2	1,680,000	1,772,047

City of Waukegan GO, 5.00% due 12/30/2018 (Insured: AGM)	NR/A2	2,000,000	2,176,280

Community College District No. 525 GO, 6.25% due 6/1/2024 (Joliet Junior College)	AA/NR	500,000	549,205

Cook County Community College District No. 508 GO, 5.25% due 12/1/2026 (City Colleges of Chicago)	AA/NR	1,000,000	1,193,620

Cook County GO, 5.25% due 11/15/2024	AA-/A2	3,000,000	3,379,590

Cook County School District No. 104 GO, 0% due 12/1/2022 (Argo Summit Elementary School Facilities; Insured: AGM) (ETM)	NR/NR	2,000,000	1,823,720

Forest Preserve District of DuPage County GO, 4.00% due 11/1/2022 (Land Acquisition and Development)	AAA/NR	750,000	871,440

Illinois Educational Facilities Authority, 5.00% due 11/1/2016 (Rush University Medical Center) (ETM)	AA-/Aaa	1,000,000	1,014,900

Illinois Educational Facilities Authority, 5.75% due 11/1/2028 pre-refunded 11/1/2018 (Rush University Medical Center)	AA-/Aaa	1,000,000	1,117,960

Illinois Finance Authority, 5.00% due 11/1/2016 (Central DuPage Health)	AA+/Aa2	2,000,000	2,027,860

Illinois Finance Authority, 5.00% due 11/1/2017 (Central DuPage Health)	AA+/Aa2	2,000,000	2,107,440

Illinois Finance Authority, 5.00% due 8/1/2022 (Bradley University; Insured: Syncora)	A/NR	1,000,000	1,040,660

Illinois Finance Authority, 6.125% due 11/1/2023 pre-refunded 11/1/2018 (Advocate Health Care Network)	AA/Aa2	5,175,000	5,830,310

Illinois Finance Authority, 5.00% due 8/15/2024 (Silver Cross Hospital and Medical Centers)	NR/Baa1	1,000,000	1,208,940

Illinois Finance Authority, 5.00% due 11/15/2033 (Rush University Medical Center)	A+/A1	1,000,000	1,209,360

Illinois HFA, 5.70% due 2/20/2021 (Midwest Care Center I, Inc.; Collateralized: GNMA)	NR/Aa1	430,000	432,012

Illinois Toll Highway Authority, 5.00% due 1/1/2037 (Move Illinois Program)	AA-/Aa3	5,550,000	6,722,104

McHenry & Lake Counties Community Consolidated School District No. 15 GO, 0% due 1/1/2017 (Insured: AGM) (ETM)	NR/Aa2	45,000	44,860

McHenry & Lake Counties Community Consolidated School District No. 15 GO, 0% due 1/1/2017 (Insured: AGM)	NR/Aa2	955,000	949,461

Metropolitan Pier & Exposition Authority, 5.00% due 12/15/2022 (McCormick Place Expansion Project)	BBB/NR	1,000,000	1,158,120

Niles Park District GO, 2.00% due 12/1/2016 (Parks and Recreation Projects)	NR/Aa2	330,000	331,657

Niles Park District GO, 3.00% due 12/1/2017 (Parks and Recreation Projects)	NR/Aa2	340,000	350,707

Niles Park District GO, 3.00% due 12/1/2018 (Parks and Recreation Projects)	NR/Aa2	350,000	367,336

Niles Park District GO, 3.00% due 12/1/2019 (Parks and Recreation Projects)	NR/Aa2	360,000	383,724

Niles Park District GO, 3.00% due 12/1/2020 (Parks and Recreation Projects)	NR/Aa2	370,000	399,241

State of Illinois, 5.00% due 6/15/2018	AAA/NR	2,000,000	2,161,000

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Tazewell County School District GO, 9.00% due 12/1/2024 (Insured: Natl-Re)	NR/Aa3	1,205,000	1,848,844

Village of Tinley Park GO, 4.00% due 12/1/2021	AA+/NR	585,000	663,291

Village of Tinley Park GO, 5.00% due 12/1/2024	AA+/NR	870,000	1,068,578

Indiana — 2.89%

Board of Trustees for the Vincennes University, 5.375% due 6/1/2022	NR/Aa3	895,000	1,056,270

City of Carmel Redevelopment Authority, 0% due 2/1/2021 (Performing Arts Center)	AA+/Aa1	2,000,000	1,860,160

City of Carmel Redevelopment District COP, 6.50% due 7/15/2035 pre-refunded 1/15/2021 (Performing Arts Center)	NR/NR	2,730,000	3,361,586

City of Petersburg, 5.40% due 8/1/2017 (Indianapolis Power and Light Company; Insured: Natl-Re/IBC)	AA-/A2	1,325,000	1,390,415

Clay Multi-School Building Corp., 5.00% due 1/15/2018 (State Aid Withholding)	AA+/NR	1,735,000	1,846,248

Fort Wayne Redevelopment Authority, 5.00% due 8/1/2023 pre-refunded 2/1/2017 (Harrison Square; Insured: AGM)	NR/Aa2	2,290,000	2,349,243

Franklin Township Multi-School Building Corp., 5.00% due 7/10/2017 (Franklin Central High School) (State Aid Withholding)	AA+/NR	630,000	658,016

Hobart Building Corp., 6.50% due 7/15/2019 (Insured: Natl-Re) (State Aid Withholding) (ETM)	AA+/A3	1,000,000	1,146,090

Indiana Bond Bank, 5.25% due 10/15/2020 (Natural Gas Utility Improvements)	NR/A3	5,340,000	6,154,777

Indiana Bond Bank, 5.25% due 4/1/2023 (Hendricks Regional Health Financing Program; Insured: AMBAC)	AA/NR	2,000,000	2,448,620

Indiana Finance Authority, 5.00% due 3/1/2019 (Indiana University Health)	AA-/Aa3	5,000,000	5,561,050

Indiana Finance Authority, 5.00% due 11/1/2021 (Sisters of St. Francis Health Services, Inc.)	NR/Aa3	605,000	663,933

Indiana Finance Authority, 5.25% due 9/15/2022 (Marian University)	BBB-/NR	2,480,000	2,753,420

Indiana Finance Authority, 5.25% due 9/15/2023 (Marian University)	BBB-/NR	2,605,000	2,886,887

Indiana Health and Educational Facility Financing Authority, 4.10% due 11/15/2046 put 11/3/2016 (Ascension Health Senior Credit Group)	AA+/Aa2	1,000,000	1,011,730

Indiana HFFA, 5.00% due 11/15/2034 (Ascension Health Credit Group)	NR/Aa2	1,325,000	1,630,134

Indiana HFFA, 5.00% due 11/15/2035 (Ascension Health Credit Group)	NR/Aa2	5,000,000	6,132,500

Indiana HFFA, 5.00% due 11/15/2036 (Ascension Health Credit Group)	NR/Aa2	2,000,000	2,443,560

Iowa — 0.31%

Iowa Finance Authority, 5.00% due 2/15/2030 (UnityPoint Health)	NR/Aa3	2,250,000	2,711,003

Iowa Finance Authority, 5.00% due 2/15/2032 (UnityPoint Health)	NR/Aa3	1,850,000	2,213,192

Kansas — 0.14%

Johnson County Community College GO, 4.00% due 9/1/2016 (Various Capital Improvements)	NR/Aaa	1,460,000	1,469,125

Kansas Development Finance Authority, 5.00% due 6/1/2020 (Wichita State University)	NR/Aa3	575,000	662,463

Kentucky — 2.11%

Commonwealth of Kentucky State Property and Buildings Commission, 5.00% due 11/1/2019 (Project No. 112)	A/Aa3	5,870,000	6,628,756

Commonwealth of Kentucky State Property and Buildings Commission, 5.00% due 11/1/2020 (Project No. 112)	A/Aa3	4,385,000	5,079,452

Commonwealth of Kentucky State Property and Buildings Commission, 5.00% due 11/1/2021 (Project No. 112)	A/Aa3	5,990,000	7,089,165

Commonwealth of Kentucky State Property and Buildings Commission, 5.00% due 11/1/2022 (Project No. 112)	A/Aa3	6,960,000	8,393,412

Commonwealth of Kentucky State Property and Buildings Commission, 5.00% due 11/1/2023 (Project No. 112)	A/Aa3	2,440,000	2,974,897

8

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Louisville/Jefferson County Metro Government, 5.25% due 10/1/2026 (Norton Suburban Hospital and Kosair Children’s Hospital)	A-/NR	2,320,000	2,883,273

Louisiana — 2.51%

City of New Orleans, 6.00% due 6/1/2024 pre-refunded 6/1/2019 (Sewerage System; Insured: AGM)	AA/A3	750,000	863,685

City of New Orleans GO, 4.00% due 12/1/2016 (Public Improvements)	A+/A3	2,320,000	2,352,132

East Baton Rouge Sewerage Commission, 5.00% due 2/1/2030	AA-/Aa3	1,170,000	1,449,794

East Baton Rouge Sewerage Commission, 5.00% due 2/1/2031	AA-/Aa3	2,655,000	3,275,766

East Baton Rouge Sewerage Commission, 5.00% due 2/1/2032	AA-/Aa3	3,000,000	3,690,810

Law Enforcement District of the Parish of Plaquemines, 5.00% due 9/1/2023 pre-refunded 9/1/2019	A+/NR	1,230,000	1,393,541

Law Enforcement District of the Parish of Plaquemines, 5.00% due 9/1/2025 pre-refunded 9/1/2019	A+/NR	1,350,000	1,529,496

Law Enforcement District of the Parish of Plaquemines, 5.15% due 9/1/2027 pre-refunded 9/1/2019	A+/NR	1,490,000	1,695,098

Law Enforcement District of the Parish of Plaquemines, 5.30% due 9/1/2029 pre-refunded 9/1/2019	A+/NR	1,650,000	1,884,861

Louisiana Energy and Power Authority, 5.25% due 6/1/2029 (LEPA Unit No. 1; Insured: AGM)	AA/A2	1,000,000	1,216,480

Louisiana Energy and Power Authority, 5.25% due 6/1/2030 (LEPA Unit No. 1; Insured: AGM)	AA/A2	2,955,000	3,589,704

Louisiana Energy and Power Authority, 5.25% due 6/1/2031 (LEPA Unit No. 1; Insured: AGM)	AA/A2	2,145,000	2,599,525

Louisiana Public Facilities Authority, 5.00% due 7/1/2022 (Black & Gold Facilities; Insured: CIFG)	AA/A3	1,590,000	1,650,706

New Orleans Aviation Board, 5.25% due 1/1/2018 (Insured: AGM) (AMT)	AA/A2	1,000,000	1,063,700

New Orleans Aviation Board, 5.25% due 1/1/2020 (Insured: AGM)	AA/A2	2,000,000	2,119,660

New Orleans Regional Transit Authority, 5.00% due 12/1/2023 (Insured: AGM)	AA/Aa3	1,000,000	1,151,970

New Orleans Regional Transit Authority, 5.00% due 12/1/2024 (Insured: AGM)	AA/Aa3	1,000,000	1,152,160

Office Facilities Corp., 5.00% due 3/1/2019 (Louisiana State Capitol Complex Program)	AA-/A1	390,000	431,500

Parish of Lafourche, 5.00% due 1/1/2024 (Roads, Highways and Bridges)	AA-/NR	1,065,000	1,307,373

Parish of Lafourche, 5.00% due 1/1/2025 (Roads, Highways and Bridges)	AA-/NR	2,620,000	3,266,564

Terrebonne Parish Hospital Service District 1, 5.00% due 4/1/2028 (General Medical Center)	A+/A2	1,500,000	1,682,100

Maryland — 0.54%

County of Montgomery GO, 5.00% due 12/1/2016 (Consolidated Public Improvements)	AAA/Aaa	8,300,000	8,458,364

Massachusetts — 2.71%

Massachusetts Bay Transportation Authority, 0.41% due 7/1/2026 put 7/8/2016 (Capital Investment Program; SPA: JPMorgan Chase Bank, N.A.) (weekly demand notes)	AA+/Aa2	14,920,000	14,920,000

Massachusetts Bay Transportation Authority, 5.25% due 7/1/2030 (Transportation Capital Program)	AAA/Aa1	1,000,000	1,390,760

Massachusetts Development Finance Agency, 5.00% due 7/1/2019 (CareGroup Healthcare System)	A-/A3	2,800,000	3,131,380

Massachusetts Development Finance Agency, 5.00% due 7/1/2020 (CareGroup Healthcare System)	A-/A3	5,000,000	5,763,700

Massachusetts Development Finance Agency, 5.00% due 7/1/2021 (CareGroup Healthcare System)	A-/A3	2,330,000	2,762,401

9

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Massachusetts Development Finance Agency, 5.50% due 10/1/2025 (Simmons College)	BBB+/Baa1	460,000	570,455

Massachusetts Development Finance Agency, 5.50% due 10/1/2028 (Simmons College)	BBB+/Baa1	1,330,000	1,629,184

Massachusetts Development Finance Agency, 5.00% due 7/1/2033 (CareGroup Healthcare System)	A-/A3	5,000,000	6,135,000

Massachusetts Development Finance Agency, 5.00% due 7/1/2034 (CareGroup Healthcare System)	A-/A3	2,320,000	2,839,703

Massachusetts Development Finance Agency, 5.00% due 7/1/2036 (CareGroup Healthcare System)	A-/A3	1,750,000	2,121,280

Massachusetts Educational Financing Authority, 5.50% due 1/1/2022 (Higher Education Student Loans)	AA/NR	1,130,000	1,275,827

Michigan — 5.26%

Board of Governors of Wayne State University, 5.00% due 11/15/2031 (Educational Facilities and Equipment)	A+/Aa3	1,010,000	1,238,189

City of Troy GO, 5.00% due 10/1/2016 (Public Safety Facilities and City Hall)	AAA/NR	1,060,000	1,071,119

City of Troy GO, 5.00% due 11/1/2025 (Downtown Development Authority-Community Center Facilities)	AAA/NR	300,000	360,900

County of Genesee, 5.00% due 11/1/2024 (Water Supply System; Insured: BAM)	AA/A2	610,000	730,237

County of Genesee, 5.00% due 11/1/2025 (Water Supply System; Insured: BAM)	AA/A2	345,000	415,252

County of Genesee, 5.25% due 11/1/2026 (Water Supply System; Insured: BAM)	AA/A2	900,000	1,091,322

County of Genesee, 5.25% due 11/1/2027 (Water Supply System; Insured: BAM)	AA/A2	1,375,000	1,659,474

County of Genesee, 5.25% due 11/1/2028 (Water Supply System; Insured: BAM)	AA/A2	645,000	776,387

County of Genesee, 5.00% due 11/1/2029 (Water Supply System; Insured: BAM)	AA/A2	1,210,000	1,433,741

County of Genesee, 5.00% due 11/1/2030 (Water Supply System; Insured: BAM)	AA/A2	1,195,000	1,414,725

County of Genesee, 5.125% due 11/1/2032 (Water Supply System; Insured: BAM)	AA/A2	750,000	889,815

Detroit City School District GO, 5.25% due 5/1/2026 (School Building & Site Improvement; Insured: AGM/Q-SBLF)	AA/Aa1	3,150,000	3,971,173

Detroit City School District GO, 5.25% due 5/1/2027 (School Building & Site Improvement; Insured: AGM/Q-SBLF)	AA/Aa1	1,100,000	1,403,193

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2019 (Bronson Hospital; Insured: AGM)	AA/A2	2,000,000	2,166,580

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2022 (Bronson Hospital; Insured: AGM)	NR/A2	2,470,000	2,812,293

Kalamazoo Hospital Finance Authority, 5.25% due 5/15/2026 (Bronson Hospital)	NR/A2	1,285,000	1,505,442

Michigan Finance Authority, 5.00% due 4/1/2026 (Government Loan Program)	A+/NR	1,580,000	1,812,023

Michigan Finance Authority, 5.00% due 8/1/2031 (Beaumont Health Credit Group)	A/A1	19,080,000	23,064,476

Michigan Finance Authority, 5.00% due 8/1/2032 (Beaumont Health Credit Group)	A/A1	12,000,000	14,407,440

Michigan Public School Academy, 8.00% due 8/1/2035 (Will Carleton Charter School)	NR/NR	910,000	965,228

Michigan State Building Authority, 0% due 10/15/2025 pre-refunded 10/15/2016 (Insured: Nat’l-Re)	AA-/Aa2	2,790,000	1,798,657

Michigan State Building Authority, 0% due 10/15/2025 (Insured: Nat’l-Re)	AA-/Aa2	2,210,000	1,421,826

10

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Michigan State Hospital Finance Authority, 5.00% due 11/15/2024 pre-refunded 11/15/2017 (Edward W. Sparrow Hospital Association)	NR/NR	1,520,000	1,610,562

Michigan State Hospital Finance Authority, 5.00% due 11/15/2024 (Edward W. Sparrow Hospital Association)	A+/A1	620,000	654,038

Michigan State Hospital Finance Authority, 5.00% due 7/15/2025 pre-refunded 7/15/2017 (Oakwood Health System)	A/A1	3,000,000	3,138,150

Michigan State Hospital Finance Authority, 5.625% due 11/15/2029 (Henry Ford Health System)	A-/A3	2,500,000	2,882,300

Michigan Strategic Fund, 5.25% due 10/15/2023 (Michigan House of Representatives Facilities; Insured: AGM)	AA/Aa3	1,000,000	1,092,890

Royal Oak Hospital Finance Authority, 5.25% due 8/1/2016 (William Beaumont Hospital) (ETM)	NR/A1	2,000,000	2,008,220

Royal Oak Hospital Finance Authority, 8.00% due 9/1/2029 pre-refunded 9/1/2018 (William Beaumont Hospital)	NR/Aaa	2,540,000	2,942,082

State of Michigan, 5.50% due 11/1/2020 (Trunk Line Fund; Insured: AGM)	AA+/Aa2	1,500,000	1,783,110

Minnesota — 0.42%

Housing & Redevelopment Authority of the City of St. Paul, 5.25% due 5/15/2020 pre-refunded 11/15/2016 (HealthPartners Health System)	A/Aaa	1,965,000	2,000,232

Minnesota Agriculture & Economic Development Board, 5.50% due 2/15/2025 (Essentia Health; Insured: AGM)	AA/NR	2,500,000	2,883,325

State of Minnesota GO, 5.00% due 8/1/2016 (State Trunk Highway System)	AA+/Aa1	1,745,000	1,751,893

Mississippi — 0.60%

Mississippi Development Bank, 5.00% due 7/1/2022 pre-refunded 7/1/2017 (City of Canton Parking Facilities)	NR/NR	1,935,000	2,019,598

Mississippi Development Bank, 5.25% due 8/1/2027 (Department of Corrections)	AA-/NR	3,415,000	3,911,678

Mississippi Development Bank GO, 5.00% due 3/1/2025 (Capital City Convention Center)	AA-/A3	2,850,000	3,529,582

Missouri — 1.50%

Missouri Development Finance Board, 5.00% due 4/1/2019 (Eastland Center)	A-/NR	1,000,000	1,030,520

Missouri Development Finance Board, 5.00% due 4/1/2021 (Eastland Center)	A-/NR	2,000,000	2,061,040

Missouri Development Finance Board, 5.125% due 4/1/2022 (Eastland Center)	A-/NR	2,000,000	2,126,720

Missouri Health and Educational Facilities Authority, 5.00% due 4/1/2019 (Webster University)	NR/A2	2,235,000	2,475,508

Missouri Health and Educational Facilities Authority, 5.00% due 4/1/2021 (Webster University)	NR/A2	2,520,000	2,924,989

Missouri Health and Educational Facilities Authority, 5.00% due 11/15/2022 (Saint Luke’s Health System)	A+/A1	2,000,000	2,449,940

Missouri Health and Educational Facilities Authority, 0.39% due 9/1/2030 put 7/1/2016 (Washington University; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aaa	1,500,000	1,500,000

Missouri Health and Educational Facilities Authority, 5.00% due 11/15/2034 (Saint Luke’s Health System)	A+/A1	3,300,000	4,099,491

Missouri Health and Educational Facilities Authority, 5.00% due 11/15/2035 (Saint Luke’s Health System)	A+/A1	1,000,000	1,238,270

Tax Increment Financing Commission of Kansas City, 5.25% due 3/1/2018 (Maincor Public Improvements) (ETM)	NR/NR	515,000	542,130

Tax Increment Financing Commission of Kansas City, 5.00% due 5/1/2022 (Union Hill Redevelopment Project)	NR/NR	2,915,000	3,140,359

Nevada — 0.85%

Carson City, 5.00% due 9/1/2027 (Carson Tahoe Regional Medical Center)	BBB+/NR	2,450,000	2,812,674

Washoe County GO, 5.00% due 7/1/2026 (Reno Sparks Convention & Visitors Authority)	AA/Aa2	5,000,000	5,799,850

11

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Washoe County GO, 5.00% due 7/1/2029 (Reno Sparks Convention & Visitors Authority)	AA/Aa2	2,000,000	2,349,880

Washoe County GO, 5.00% due 7/1/2032 (Reno Sparks Convention & Visitors Authority)	AA/Aa2	2,000,000	2,321,000

New Hampshire — 0.52%

New Hampshire Health and Education Facilities Authority, 5.25% due 10/1/2023 (Southern New Hampshire Medical Center)	A-/NR	1,000,000	1,057,840

New Hampshire Municipal Bond Bank, 5.00% due 8/15/2026	AA+/Aa2	1,860,000	2,316,128

State of New Hampshire, 5.00% due 2/1/2022 (Turnpike System)	A+/A1	2,250,000	2,704,050

State of New Hampshire, 5.00% due 2/1/2024 (Turnpike System)	A+/A1	1,755,000	2,098,962

New Jersey — 2.32%

Burlington County Bridge Commission, 4.00% due 12/1/2017 (County Governmental Loan Program)	AA/Aa2	850,000	890,468

Cape May County Industrial Pollution Control Financing Authority, 6.80% due 3/1/2021 (Atlantic City Electric Company; Insured: Natl-Re)	AA-/A3	560,000	676,290

Essex County Improvement Authority, 5.50% due 10/1/2024 (County Correctional Facilities & Gibraltar Facilities; Insured: Natl-Re)	NR/Aa2	2,500,000	3,262,150

New Jersey EDA, 5.00% due 3/1/2026 (School Facilities Construction)	A-/A3	2,000,000	2,231,800

New Jersey EDA, 5.50% due 9/1/2026 (School Facilities Construction; Insured: AMBAC)	A-/A3	3,000,000	3,580,380

New Jersey EDA, 5.50% due 9/1/2027 (School Facilities Construction; Insured: Natl-Re)	AA-/A3	1,700,000	2,147,508

New Jersey EDA, 5.00% due 6/15/2029 (School Facilities Construction)	A-/A3	12,890,000	14,466,576

New Jersey State Health Care Facilities Financing Authority, 5.00% due 7/1/2027 (Virtua Health)	AA-/NR	2,000,000	2,421,540

New Jersey State Health Care Facilities Financing Authority, 5.00% due 7/1/2028 (Virtua Health)	AA-/NR	1,000,000	1,206,500

New Jersey Transportation Trust Fund Authority, 1.63% due 6/15/2034 put 12/15/2021 (Transportation Program)	A-/A3	2,000,000	1,930,000

Passaic Valley Sewage Commissioners GO, 5.75% due 12/1/2022	NR/A3	3,000,000	3,674,010

New Mexico — 0.51%

City of Farmington, 4.70% due 9/1/2024 (Arizona Public Service Co.-Four Corners Project)	A-/A2	3,000,000	3,363,900

City of Las Cruces, 5.00% due 6/1/2030 (NMFA Loan)	NR/Aa3	2,040,000	2,332,046

New Mexico Hospital Equipment Loan Council, 5.00% due 7/1/2032 (Haverland Carter Lifestyle Group)	NR/NR	2,130,000	2,308,835

New York — 7.78%

City of New York GO, 5.00% due 8/1/2027 (City Budget Financial Management)	AA/Aa2	4,530,000	5,625,807

City of New York GO, 5.00% due 8/1/2030 (City Budget Financial Management)	AA/Aa2	5,000,000	6,254,450

City of New York GO, 5.00% due 8/1/2031 (City Budget Financial Management)	AA/Aa2	4,000,000	4,959,160

City of New York GO, 0.37% due 8/1/2038 put 7/1/2016 (City Budget Financial Management; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA/Aa2	2,000,000	2,000,000

City of New York GO, 0.37% due 3/1/2040 put 7/1/2016 (Capital Projects) (daily demand notes)	AA/Aa2	5,800,000	5,800,000

City of New York GO, 0.37% due 1/1/2036 put 7/1/2016 (Gowanus Canal Site; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA/Aa2	8,900,000	8,900,000

City of Syracuse Industrial Development Agency, 0.38% due 12/1/2037 put 7/1/2016 (Syracuse University; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	1,500,000	1,500,000

12

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

County of Nassau GO, 5.00% due 4/1/2026 (Insured: BAM)	AA/NR	1,300,000	1,597,492

Erie County Industrial Development Agency, 5.00% due 5/1/2019 (City of Buffalo School District)	AA/Aa2	3,000,000	3,357,420

Erie County Industrial Development Agency, 5.00% due 5/1/2027 (City of Buffalo School District) (State Aid Withholding)	AA/Aa2	5,000,000	6,164,650

Lake Placid Central School District GO, 5.00% due 6/15/2017 (Educational Facilities; Insured: Natl-Re) (State Aid Withholding)	NR/Aa3	305,000	317,276

Metropolitan Transportation Authority, 5.00% due 11/15/2016	AA-/A1	4,200,000	4,271,400

New York City Municipal Water Finance Authority, 0.39% due 6/15/2045 put 7/1/2016 (Water & Sewer System; SPA: U.S. Bank, N.A.) (daily demand notes)	AAA/Aa1	1,455,000	1,455,000

New York City Municipal Water Finance Authority, 0.39% due 6/15/2045 put 7/1/2016 (Water & Sewer System; SPA: State Street Bank & Trust Co.) (daily demand notes)	AAA/Aa1	700,000	700,000

New York City Municipal Water Finance Authority, 0.37% due 6/15/2050 put 7/1/2016 (Water & Sewer System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	19,000,000	19,000,000

New York City Municipal Water Finance Authority, 0.37% due 6/15/2050 put 7/1/2016 (Water & Sewer System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	7,350,000	7,350,000

New York City Transitional Finance Authority, 5.00% due 11/1/2016 pre-refunded 11/1/2016 (City Capital Projects) (ETM)	NR/NR	1,315,000	1,334,686

New York City Transitional Finance Authority, 0.46% due 11/1/2028 put 7/8/2016 (City Capital Projects; SPA: JPMorgan Chase Bank, N.A.) (weekly demand notes)	AAA/Aaa	2,500,000	2,500,000

New York City Transitional Finance Authority, 0.38% due 8/1/2031 put 7/1/2016 (City Capital Projects; SPA: Landesbank Hessen-Thuringen) (daily demand notes)	AAA/Aaa	25,000,000	25,000,000

New York City Transitional Finance Authority, 0.37% due 2/1/2045 put 7/1/2016 (City Capital Projects; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	500,000	500,000

New York State Dormitory Authority, 5.625% due 7/1/2016 (City University System)	AA/Aa2	365,000	365,051

New York State Dormitory Authority, 5.00% due 7/1/2017 (Bishop Henry B. Hucles Nursing Home; Insured: SONYMA)	NR/Aa1	850,000	852,958

New York State Dormitory Authority, 5.25% due 5/15/2021 (State University Educational Facilities)	AA/Aa2	500,000	584,060

New York State Dormitory Authority, 5.00% due 7/1/2023 (Miriam Osborn Memorial Home Assoc.)	NR/NR	2,180,000	2,377,355

New York State Dormitory Authority, 5.00% due 12/15/2027 (Metropolitan Transportation Authority & State Urban Development Corp.)	AAA/Aa1	2,500,000	3,088,975

New York State Dormitory Authority, 0.37% due 7/1/2033 put 7/1/2016 (University of Rochester; LOC: HSBC Bank USA, N.A.) (daily demand notes)	AAA/Aa1	3,300,000	3,300,000

New York State Housing Finance Agency, 0.39% due 11/1/2046 put 7/1/2016 (160 Madison Avenue Housing; LOC: PNC Bank, N.A.) (daily demand notes)	NR/A1	700,000	700,000

New York State Thruway Authority, 5.00% due 1/1/2030 (Multi-Year Highway and Bridge Capital Program)	A/A2	7,480,000	9,312,600

United Nations Development Corp., 5.00% due 7/1/2025 (One, Two and Three U.N. Plaza Project)	NR/A1	1,700,000	1,889,703

North Carolina — 1.52%

Charlotte-Mecklenburg Hospital Authority, 3.00% due 1/15/2018 (Carolinas HealthCare System)	AA-/Aa3	600,000	621,180

Charlotte-Mecklenburg Hospital Authority, 5.00% due 1/15/2028 (Carolinas HealthCare System)	AA-/Aa3	2,190,000	2,664,135

13

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Charlotte-Mecklenburg Hospital Authority, 0.46% due 1/15/2037 put 7/8/2016 (Carolinas HealthCare System; SPA: JPMorgan Chase Bank, N.A.) (weekly demand notes)	AA-/Aa3	16,770,000	16,770,000

North Carolina Medical Care Commission, 5.00% due 6/1/2030 (Vidant Health)	A+/A1	3,000,000	3,737,370

North Dakota — 0.06%

County of Ward, 5.125% due 7/1/2021 (Trinity Health System)	BBB-/NR	1,000,000	1,003,560

Ohio — 4.91%

Akron, Bath and Copley Joint Township Hospital District, 5.00% due 11/15/2024 (Children’s Hospital Medical Center of Akron)	NR/A1	1,000,000	1,188,060

American Municipal Power, Inc., 5.25% due 2/15/2028 (AMP Fremont Energy Center)	A/A1	4,000,000	4,838,920

Cincinnati City School District COP, 5.00% due 12/15/2031 (School Improvement Project)	A+/Aa3	3,075,000	3,717,706

City of Cleveland, 3.00% due 10/1/2017 (Parks and Recreation Facilities)	AA/A1	490,000	503,250

City of Cleveland, 5.00% due 11/15/2027 (Public Facilities Improvements)	AA/A1	1,285,000	1,605,376

City of Cleveland, 5.00% due 10/1/2028 (Bridges and Roadways)	AA/A1	2,420,000	3,014,086

City of Cleveland, 5.00% due 11/15/2028 (Public Facilities Improvements)	AA/A1	1,000,000	1,249,220

City of Cleveland, 5.00% due 10/1/2029 (Bridges and Roadways)	AA/A1	100,000	124,315

City of Cleveland, 5.00% due 11/15/2029 (Public Facilities Improvements)	AA/A1	1,415,000	1,764,279

City of Cleveland, 5.00% due 11/15/2030 (Public Facilities Improvements)	AA/A1	1,485,000	1,846,568

City of Cleveland GO, 5.00% due 12/1/2016 (Various Municipal Capital Improvements)	AA/A1	2,390,000	2,434,717

City of Cleveland GO, 5.00% due 12/1/2024 (Various Municipal Capital Improvements)	AA/A1	1,000,000	1,238,150

City of Cleveland GO, 5.00% due 12/1/2026 (Various Municipal Capital Improvements)	AA/A1	1,230,000	1,523,576

City of Hamilton, 5.25% due 10/1/2017 (Wastewater System; Insured: AGM)	NR/A1	1,500,000	1,506,330

Cleveland-Cuyahoga County Port Authority, 5.00% due 10/1/2021 (Cleveland Museum of Art)	AA+/NR	2,040,000	2,384,699

Cleveland-Cuyahoga County Port Authority, 5.00% due 7/1/2025 (County Administration Offices)	AA-/Aa2	1,780,000	2,250,632

County of Allen, 5.00% due 5/1/2025 (Catholic Health Partners-Mercy Health West Facility)	A+/A2	4,470,000	5,333,738

County of Allen, 5.00% due 5/1/2026 (Catholic Health Partners-Mercy Health West Facility)	A+/A2	3,855,000	4,582,516

County of Cuyahoga COP, 5.00% due 12/1/2026 (Convention Center Hotel)	AA-/Aa3	2,910,000	3,581,715

County of Hamilton, 5.00% due 5/15/2028 (Cincinnati Children’s Hospital Medical Center)	AA/Aa2	2,665,000	3,300,682

County of Hamilton, 5.00% due 5/15/2029 (Cincinnati Children’s Hospital Medical Center)	AA/Aa2	1,000,000	1,234,390

County of Hamilton, 5.00% due 5/15/2031 (Cincinnati Children’s Hospital Medical Center)	AA/Aa2	4,420,000	5,424,975

County of Montgomery, 0.39% due 11/15/2039 put 7/1/2016 (Miami Valley Hospital; SPA: Barclays Bank plc) (daily demand notes)	NR/Aa3	7,650,000	7,650,000

County of Scioto, 5.00% due 2/15/2030 (Southern Ohio Medical Center)	NR/A2	1,690,000	2,096,749

County of Scioto, 5.00% due 2/15/2032 (Southern Ohio Medical Center)	NR/A2	925,000	1,140,414

County of Scioto, 5.00% due 2/15/2033 (Southern Ohio Medical Center)	NR/A2	1,000,000	1,228,990

Deerfield Township, 5.00% due 12/1/2016 (Public Street Improvements-Duke Drive)	NR/A1	1,035,000	1,051,457

14

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Deerfield Township, 5.00% due 12/1/2025 (Public Street Improvements-Wilkens Blvd.)	NR/A1	1,000,000	1,049,060

Lucas County Health Care Facility, 5.00% due 8/15/2021 (Sunset Retirement Community)	NR/NR	1,400,000	1,482,670

Lucas County Health Care Facility, 5.125% due 8/15/2025 (Sunset Retirement Community)	NR/NR	1,250,000	1,441,762

Ohio Air Quality Development Authority, 5.70% due 8/1/2020 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa3	3,000,000	3,316,530

Ohio Air Quality Development Authority, 3.625% due 12/1/2033 put 6/1/2020 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa3	1,000,000	1,023,300

Ohio Higher Educational Facility Commission, 0.39% due 1/1/2043 put 7/1/2016 (Cleveland Clinic Health System; SPA: Barclays Bank plc) (daily demand notes)	AA-/Aa2	1,000,000	1,000,000

Oklahoma — 0.56%

Oklahoma DFA, 5.00% due 8/15/2026 (INTEGRIS Health)	AA-/Aa3	1,000,000	1,269,510

Oklahoma DFA, 5.00% due 8/15/2027 (INTEGRIS Health)	AA-/Aa3	1,000,000	1,260,150

Oklahoma Industries Authority, 5.50% due 7/1/2023 (Oklahoma Medical Research Foundation)	NR/A2	3,730,000	4,089,796

Oklahoma Municipal Power Authority, 5.00% due 1/1/2018 (Power Supply System Capital Projects; Insured: AGM)	AA/A2	1,000,000	1,063,240

Tulsa County Industrial Authority, 5.00% due 12/15/2024 (St. Francis Health System, Inc.)	AA+/Aa2	1,130,000	1,153,470

Oregon — 1.92%

State of Oregon GO, 2.00% due 9/15/2016 (Cash Management)	SP-1+/Mig1	30,000,000	30,094,800

Pennsylvania — 6.03%

Allegheny County Hospital Development Authority, 5.00% due 5/15/2019 (University of Pittsburgh Medical Center)	A+/Aa3	2,500,000	2,795,975

Allegheny County IDA, 5.90% due 8/15/2026 (Propel Charter School-McKeesport)	BBB-/NR	970,000	1,049,588

Allegheny County IDA, 6.375% due 8/15/2035 (Propel Charter School-McKeesport)	BBB-/NR	1,130,000	1,240,740

Bethlehem Area School District GO, 5.00% due 10/15/2020 (Northampton and Lehigh Counties District; Insured: AGM) (State Aid Withholding)	AA/NR	380,000	417,704

Bethlehem Area School District GO, 5.00% due 10/15/2020 pre-refunded 04/15/2019 (Northampton and Lehigh Counties District; Insured: AGM) (State Aid Withholding)	AA/NR	95,000	106,164

City of Philadelphia, 5.00% due 8/1/2032 (Pennsylvania Gas Works)	A-/Baa1	1,000,000	1,206,570

City of Philadelphia, 5.00% due 8/1/2033 (Pennsylvania Gas Works)	A-/Baa1	800,000	962,368

City of Philadelphia, 5.00% due 8/1/2034 (Pennsylvania Gas Works)	A-/Baa1	500,000	599,680

Commonwealth of Pennsylvania GO, 5.00% due 3/15/2022 (Capital Facilities)	AA-/Aa3	12,485,000	14,809,582

County of Lehigh GO, 5.00% due 11/15/2016	NR/Aa1	5,725,000	5,822,325

County of Luzerne GO, 5.00% due 11/15/2029 (Insured: AGM)	AA/NR	3,000,000	3,569,430

Dallastown Area School District GO, 4.00% due 5/1/2021 (State Aid Withholding)	AA/NR	460,000	515,738

Hospitals & Higher Education Facilities Authority of Philadelphia, 0.38% due 7/1/2041 put 7/1/2016 (The Children’s Hospital of Philadelphia; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AA/Aa2	7,400,000	7,400,000

Lancaster County Solid Waste Management Authority, 5.25% due 12/15/2030 (Acquisition of Susquehanna Resource Management Facility)	AA-/NR	3,000,000	3,649,320

Lehigh County IDA, 0.90% due 2/15/2027 put 8/15/2017 (PPL Electric Utilities Corp. Project)	A/A1	3,250,000	3,252,892

15

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Monroeville Financing Authority, 5.00% due 2/15/2026 (University of Pittsburgh Medical Center)	A+/Aa3	3,490,000	4,454,741

	Pennsylvania Economic DFA, 4.625% due 12/1/2018 (Colver Project; Insured: AMBAC) (AMT)	BBB-/Ba1	7,470,000	7,495,846

	Pennsylvania Higher Education Facilities Authority, 0% due 7/1/2020 (Insured: AMBAC)	NR/NR	2,032,839	1,519,425

	Pennsylvania State Public School Building Authority GO, 5.00% due 6/1/2027 (Philadelphia School District; Insured: AGM) (State Aid Withholding)	AA/A2	5,000,000	6,013,450

	Pennsylvania Turnpike Commission, 5.35% due 12/1/2030 (Highway Improvements)	A-/A3	2,610,000	3,011,366

	Pennsylvania Turnpike Commission, 5.35% due 12/1/2030 pre-refunded 12/1/2020 (Highway Improvements)	NR/NR	1,390,000	1,656,060

	Pittsburgh Water & Sewer Authority, 5.00% due 9/1/2030 (Water and Sewer System; Insured: AGM)	A/A2	5,000,000	6,011,900

	Pittsburgh Water & Sewer Authority, 5.00% due 9/1/2031 (Water and Sewer System; Insured: AGM)	A/A2	3,740,000	4,480,296

	Pittsburgh Water & Sewer Authority, 5.00% due 9/1/2031 (Water and Sewer System; Insured: AGM)	A/A2	3,665,000	4,390,450

	Plum Borough School District GO, 4.00% due 9/15/2020 (Insured: BAM) (State Aid Withholding)	AA/NR	405,000	452,045

	Plum Borough School District GO, 4.00% due 9/15/2017 (Insured: BAM) (State Aid Withholding)	AA/NR	365,000	378,662

	Plum Borough School District GO, 4.00% due 9/15/2018 (Insured: BAM) (State Aid Withholding)	AA/NR	355,000	378,664

	Plum Borough School District GO, 4.00% due 9/15/2020 (Insured: BAM) (State Aid Withholding)	AA/NR	385,000	429,722

	Plum Borough School District GO, 4.00% due 9/15/2021 (Insured: BAM) (State Aid Withholding)	AA/NR	425,000	481,704

	Plum Borough School District GO, 5.00% due 9/15/2021 (Insured: BAM) (State Aid Withholding)	AA/NR	430,000	508,931

[b]	School District of Philadelphia GO, 5.00% due 9/1/2018 (School Reform Commission) (State Aid Withholding)	NR/Ba2	5,250,000	5,616,187

	Rhode Island — 0.34%

	State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2024 (Training School Project)	AA-/Aa3	3,595,000	4,437,057

	State of Rhode Island and Providence Plantations GO, 4.00% due 10/15/2023 (Consolidated Capital Development Loan)	AA/Aa2	800,000	924,152

	South Carolina — 0.83%

	City of Myrtle Beach, 5.00% due 6/1/2028 (Municipal Sports Complex)	AA-/A1	1,000,000	1,213,400

	City of Myrtle Beach, 5.00% due 6/1/2030 (Municipal Sports Complex)	AA-/A1	1,000,000	1,205,360

	Greenwood Fifty School Facilities, Inc., 5.00% due 12/1/2025 pre-refunded 12/1/2017 (School District No. 50; Insured: AGM)	AA/A1	2,400,000	2,546,376

	Lexington County Health Services District, Inc., 5.00% due 11/1/2016 (Lexington Medical Center)	AA-/A1	250,000	253,710

	Lexington One School Facilities Corp., 5.00% due 12/1/2019 pre-refunded 12/1/2016 (School District No. 1)	NR/Aa3	1,000,000	1,018,650

	SCAGO Educational Facilities Corp., 5.00% due 12/1/2017 pre-refunded 12/1/2016 (Colleton School District; Insured: AGM)	NR/A3	1,000,000	1,018,650

	School District of Berkeley County, 5.00% due 12/1/2019 pre-refunded 12/1/2016 (Securing Assets for Education)	AA-/Aa3	2,000,000	2,037,300

	South Carolina Housing Finance & Development Authority, 5.30% due 7/1/2023 (AMT)	NR/Aa1	640,000	655,392

	Sumter Two School Facilities, Inc., 5.00% due 12/1/2021 pre-refunded 12/1/2017 (School District No. 2; Insured: AGM)	AA/A3	2,855,000	3,032,267

16

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	South Dakota — 0.38%

	South Dakota Health and Educational Facilities Authority, 5.00% due 7/1/2023 (Avera Health)	AA-/A1	1,575,000	1,863,099

	South Dakota Health and Educational Facilities Authority, 5.00% due 11/1/2024 (Sanford Health)	A+/A1	1,700,000	1,911,990

	South Dakota Health and Educational Facilities Authority, 5.00% due 11/1/2028 (Sanford Health)	A+/A1	800,000	985,944

	South Dakota Health and Educational Facilities Authority, 5.00% due 11/1/2029 (Sanford Health)	A+/A1	1,000,000	1,229,430

	Tennessee — 0.80%

	City of Memphis GO, 5.00% due 10/1/2016 (General Improvements; Insured: Natl-Re)	AA/Aa2	1,000,000	1,011,500

	Tennessee Energy Acquisition Corp., 5.00% due 2/1/2023 (The Gas Project)	BBB+/A3	2,500,000	2,991,300

	Tennessee Energy Acquisition Corp., 5.25% due 9/1/2023 (The Gas Project)	BBB+/A3	7,000,000	8,491,420

	Texas — 11.78%

	Austin Community College District, 5.50% due 8/1/2023 pre-refunded 8/1/2018 (Round Rock Campus)	AA/Aa2	2,180,000	2,398,937

	Bexar County Health Facilities Development Corp., 5.00% due 7/1/2027 (Army Retirement Residence)	BBB/NR	1,530,000	1,571,417

	Bexar Metropolitan Water District, 5.00% due 5/1/2021 pre-refunded 5/1/2017 (Waterworks System; Insured: Syncora)	AA/A1	1,300,000	1,348,178

	Bexar Metropolitan Water District, 5.00% due 5/1/2022 pre-refunded 5/1/2017 (Waterworks System; Insured: Syncora)	AA/A1	2,300,000	2,385,238

	City of Austin (Travis, Williamson and Hays Counties), 5.00% due 11/15/2033 (Water and Wastewater System)	AA/Aa2	4,000,000	5,114,880

[b]	City of Austin (Travis, Williamson and Hays Counties), 5.00% due 11/15/2035 (Water and Wastewater System)	AA/Aa2	8,185,000	10,387,338

	City of Austin (Travis, Williamson and Hays Counties), 5.00% due 11/15/2036 (Water and Wastewater System)	AA/Aa2	6,850,000	8,656,619

	City of Brownsville, 5.00% due 9/1/2017 (Water, Wastewater & Electric Utilities Systems)	A+/A2	500,000	524,890

	City of Brownsville, 5.00% due 9/1/2020 (Water, Wastewater & Electric Utilities Systems)	A+/A2	1,000,000	1,161,140

	City of Galveston, 5.00% due 9/1/2021 (Galveston Island Convention Center; Insured: AGM)	NR/A2	545,000	633,917

	City of Galveston, 5.00% due 9/1/2024 (Galveston Island Convention Center; Insured: AGM)	NR/A2	1,115,000	1,351,670

	City of Houston, 5.00% due 9/1/2032 (Convention & Entertainment Facilities)	A-/A2	3,560,000	4,301,512

	City of Houston GO, 5.00% due 3/1/2020 (Public Improvements)	AA/Aa3	5,000,000	5,716,200

	City of Houston GO, 5.00% due 3/1/2021 (Public Improvements)	AA/Aa3	5,000,000	5,860,350

	City of Houston GO, 5.00% due 3/1/2023 (Public Improvements)	AA/Aa3	5,000,000	6,126,350

	City of Pharr Higher Education Finance Authority, 5.75% due 8/15/2024 (IDEA Public Schools)	BBB/NR	5,050,000	5,604,591

	City of San Antonio, 5.00% due 7/1/2024 (Airport System Capital Improvements) (AMT)	A/A2	2,065,000	2,425,281

	City of San Antonio, 5.00% due 7/1/2025 (Airport System Capital Improvements) (AMT)	A/A2	1,160,000	1,354,149

	City of San Antonio, 5.00% due 5/15/2027 (Water System)	AA/Aa2	2,575,000	3,337,715

	City of San Antonio, 5.00% due 5/15/2033 (Water System)	AA/Aa2	1,500,000	1,901,400

	City of San Antonio, 5.00% due 5/15/2034 (Water System)	AA/Aa2	1,575,000	1,988,406

17

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[b]	City of San Antonio, 3.00% due 12/1/2045 put 12/1/2019 (Electric and Gas Systems)	AA-/Aa2	5,200,000	5,549,284

	City of Texas City Industrial Development Corp., 7.375% due 10/1/2020 (ARCO Pipe Line Co. Project)	A-/A2	2,705,000	3,342,136

[b]	Dallas Area Rapid Transit, 5.00% due 12/1/2034	AA+/Aa2	5,475,000	6,868,004

	Dallas Area Rapid Transit, 5.00% due 12/1/2035	AA+/Aa2	4,000,000	5,002,160

	Dallas Area Rapid Transit, 5.00% due 12/1/2036	AA+/Aa2	3,000,000	3,737,070

	Dallas County Utilities & Reclamation District, 5.15% due 2/15/2022 (Insured: AMBAC)	A-/A3	3,000,000	3,071,070

	Dallas ISD GO, 5.00% due 2/15/2036 put 2/15/2022 (Educational Facilities Improvements; Guaranty: PSF)	AAA/Aaa	7,000,000	8,408,330

	Harris County Cultural Education Facilities Finance Corp., 5.00% due 12/1/2028 (Memorial Hermann Health System)	A+/A1	3,000,000	3,720,600

	Houston Higher Education Finance Corp., 6.50% due 5/15/2031 pre-refunded 5/15/2021 (Cosmos Foundation, Inc.)	NR/NR	415,000	524,137

	Houston Higher Education Finance Corp., 6.50% due 5/15/2031 (Cosmos Foundation, Inc.)	BBB/NR	360,000	436,633

	Katy ISD GO, 5.00% due 2/15/2034 (Educational Facilities Improvements; Guaranty: PSF)	AAA/Aaa	7,560,000	9,566,802

	Kimble County Hospital District GO, 5.00% due 8/15/2017 (Medical Facilities Improvements)	NR/NR	510,000	530,665

	Kimble County Hospital District GO, 5.00% due 8/15/2018 (Medical Facilities Improvements)	NR/NR	525,000	560,060

	La Vernia Higher Education Finance Corp., 5.75% due 8/15/2024 pre-refunded 8/15/2019 (Kipp, Inc.)	BBB/NR	3,000,000	3,449,100

	Lower Colorado River Authority, 5.00% due 5/15/2026 pre-refunded 5/15/2022	NR/NR	55,000	67,080

[b]	Lower Colorado River Authority, 5.00% due 5/15/2026	A/A2	9,415,000	11,361,645

	North Central Texas Health Facilities Development Corp., 5.00% due 8/15/2019 (Children’s Medical Center of Dallas)	NR/Aa2	270,000	302,835

	North Texas Tollway Authority, 5.00% due 9/1/2017 (Special Projects System)	AA+/NR	450,000	472,797

	North Texas Tollway Authority, 5.00% due 1/1/2020 (NTTA System)	A/A1	2,000,000	2,279,140

	North Texas Tollway Authority, 5.00% due 1/1/2022 (NTTA System)	A/A1	4,000,000	4,792,920

	North Texas Tollway Authority, 5.00% due 1/1/2023 (NTTA System)	A/A1	6,375,000	7,805,614

	Round Rock ISD GO, 5.00% due 8/1/2027 (Educational Facilities Improvements; Guaranty: PSF)	NR/Aaa	2,705,000	3,456,395

	Round Rock ISD GO, 5.00% due 8/1/2028 (Educational Facilities Improvements; Guaranty: PSF)	NR/Aaa	2,840,000	3,622,704

	Round Rock ISD GO, 5.00% due 8/1/2029 (Educational Facilities Improvements; Guaranty: PSF)	NR/Aaa	2,980,000	3,786,954

	San Juan Higher Education Finance Authority, 5.75% due 8/15/2024 (IDEA Public Schools)	BBB/NR	1,590,000	1,814,747

	Tarrant Regional Water District, 5.00% due 3/1/2028 (Water Control and Improvement)	AAA/NR	2,000,000	2,581,360

	Tarrant Regional Water District, 5.00% due 3/1/2029 (Water Control and Improvement)	AAA/NR	1,650,000	2,121,141

	Texas Public Finance Authority Charter School Finance Corp., 5.00% due 8/15/2023 pre-refunded 8/15/2017 (IDEA Public Schools; Insured: ACA)	BBB/NR	3,000,000	3,148,020

	Texas Public Finance Authority Charter School Finance Corp., 6.00% due 2/15/2030 pre-refunded 2/15/2020 (Cosmos Foundation, Inc.)	BBB/NR	1,750,000	2,069,147

	Texas Public Finance Authority Charter School Finance Corp., 5.00% due 8/15/2030 pre-refunded 8/15/2017 (IDEA Public Schools; Insured: ACA)	BBB/NR	2,000,000	2,098,680

18

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Texas Transportation Commission, 5.00% due 8/15/2024 (Central Texas Turnpike System)	BBB+/Baa1	1,500,000	1,864,365

Texas Transportation Commission, 5.00% due 8/15/2025 (Central Texas Turnpike System)	BBB+/Baa1	750,000	924,045

Uptown Development Authority, 5.50% due 9/1/2029 (Infrastructure Improvements)	BBB/NR	1,250,000	1,388,700

U.S. Virgin Islands — 0.36%

Virgin Islands Public Finance Authority, 6.625% due 10/1/2029	NR/B2	5,000,000	5,584,100

Utah — 0.09%

Local Building Authority of Salt Lake Valley Fire Service Area, 5.25% due 4/1/2020 pre-refunded 4/1/2018	NR/Aa2	1,250,000	1,349,475

Virginia — 0.45%

County of Hanover IDA, 6.00% due 10/1/2021 (FirstHealth Richmond Memorial Hospital) (ETM)	AA-/NR	690,000	742,523

Virginia Housing Development Authority GO, 4.85% due 4/1/2019 (Multi-Family Housing Development) (AMT)	AAA/Aaa	3,100,000	3,206,950

Virginia Housing Development Authority GO, 4.85% due 10/1/2019 (Multi-Family Housing Development) (AMT)	AAA/Aaa	3,100,000	3,186,645

Washington — 2.18%

City of Seattle, 5.00% due 2/1/2019 (Light and Power Improvements)	AA/Aa2	3,000,000	3,325,650

King County Public Hospital District No. 2 GO, 5.00% due 12/1/2028 (EvergreenHealth Medical Center)	NR/Aa3	1,015,000	1,258,133

King County Public Hospital District No. 2 GO, 5.00% due 12/1/2029 (EvergreenHealth Medical Center)	NR/Aa3	2,930,000	3,619,019

King County Public Hospital District No. 2 GO, 5.00% due 12/1/2030 (EvergreenHealth Medical Center)	NR/Aa3	600,000	739,356

King County Public Hospital District No. 2 GO, 5.00% due 12/1/2031 (EvergreenHealth Medical Center)	NR/Aa3	2,040,000	2,494,328

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2025 (Skagit Regional Health)	NR/A1	4,860,000	5,862,812

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2028 (Skagit Regional Health)	NR/A1	3,000,000	3,559,650

Skagit County Public Hospital District No. 2 GO, 5.00% due 12/1/2027 (Island Hospital)	NR/A1	2,445,000	2,869,379

Skagit County Public Hospital District No. 2 GO, 5.00% due 12/1/2028 (Island Hospital)	NR/A1	2,195,000	2,571,179

Tacoma School District No. 10 GO, 5.00% due 12/1/2019 (Pierce County Capital Projects)	AA+/Aa1	1,000,000	1,141,560

Tacoma School District No. 10 GO, 5.00% due 12/1/2020 (Pierce County Capital Projects)	AA+/Aa1	1,000,000	1,176,530

Washington Health Care Facilities Authority, 5.25% due 8/15/2024 pre-refunded 8/15/2018 (MultiCare Systems; Insured: AGM)	AA/Aa3	1,000,000	1,096,750

Washington Health Care Facilities Authority, 6.25% due 8/1/2028 pre-refunded 8/1/2018 (Highline Medical Centers; Insured: FHA 242)	NR/NR	3,985,000	4,446,184

Wisconsin — 2.37%

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/1/2021 (Agnesian Healthcare, Inc.)	A/A2	2,170,000	2,455,854

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2023 (ProHealth Care, Inc.)	A+/A1	1,980,000	2,326,381

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2024 (ProHealth Care, Inc.)	A+/A1	2,460,000	2,884,522

Wisconsin Health & Educational Facilities Authority, 5.50% due 7/1/2025 (Agnesian Healthcare, Inc.)	A/A2	5,000,000	5,764,750

19

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2025 (ProHealth Care, Inc.)	A+/A1	3,180,000	3,728,773

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2026 (ProHealth Care, Inc.)	A+/A1	3,305,000	3,858,257

Wisconsin Health & Educational Facilities Authority, 5.00% due 11/15/2035 (Ascension Health)	AA+/Aa2	10,000,000	12,442,700

Wisconsin Health & Educational Facilities Authority, 5.00% due 11/15/2036 (Ascension Health)	AA+/Aa2	3,000,000	3,717,810

TOTAL INVESTMENTS — 98.24% (Cost $1,438,387,734)			$1,541,802,421

OTHER ASSETS LESS LIABILITIES — 1.76%			27,630,272

NET ASSETS — 100.00%			$1,569,432,693

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

a	When-issued security.

b	Segregated as collateral for a when-issued security.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ACA	Insured by American Capital Access

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax

BAM	Insured by Build America Mutual Insurance Co.

CIFG	Insured by CIFG Assurance North America Inc.

COP	Certificates of Participation

DFA	Development Finance Authority

EDA	Economic Development Authority

ETM	Escrowed to Maturity

FHA	Insured by Federal Housing Administration

GNMA	Collateralized by Government National Mortgage Association

GO	General Obligation

HFA	Health Facilities Authority

HFFA	Health Facilities Financing Authority

IBC	Insured Bond Certificate

IDA	Industrial Development Authority

ISD	Independent School District

Mtg	Mortgage

Natl-Re	Insured by National Public Finance Guarantee Corp.

PSF	Guaranteed by Permanent School Fund

Q-SBLF	Insured by Qualified School Bond Loan Fund

SONYMA	State of New York Mortgage Authority

Syncora	Insured by Syncora Guarantee Inc.

USD	Unified School District

20

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2016 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization

Thornburg Intermediate Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).

Significant accounting policies

The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The following summarizes the significant accounting policies of the Fund:

Valuation Policy and Procedures: Valuation of the Fund’s portfolio investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the Board of Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

NOTE 2 – FAIR VALUE MEASUREMENT

Valuation Measurement: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (“FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

21

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2016 (Unaudited)

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2016. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurement at June 30, 2016
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$1,541,802,421	$-	$1,541,802,421	$-

Total Investments in Securities	$1,541,802,421	$-	$1,541,802,421	$-

In accordance with the guidance prescribed in FASB Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2016.

NOTE 3 – INVESTMENTS

At June 30, 2016, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$1,438,387,734

Gross unrealized appreciation on a tax basis	$103,434,262
Gross unrealized depreciation on a tax basis	(22,575)

Net unrealized appreciation (depreciation) on investments (tax basis)	$103,411,687

22

SCHEDULE OF INVESTMENTS

Thornburg Strategic Municipal Income Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Alabama — 0.34%

	City of Mobile Industrial Development Board, 1.65% due 6/1/2034 put 3/20/2017 (Alabama Power Company Barry Plant Project)	A-/A1	$1,000,000	$1,006,390

	Arizona — 1.27%

	Arizona HFA, 5.00% due 12/1/2031 (Scottsdale Lincoln Hospitals)	NR/A2	2,500,000	3,035,275

	Pima County IDA, 5.125% due 12/1/2040 (Providence Day School)	BBB+/NR	710,000	775,682

	Arkansas — 0.41%

	University of Arkansas Board of Trustees, 5.00% due 11/1/2036 (Fayetteville Campus)	NR/Aa2	1,000,000	1,218,120

	California — 12.48%

	ABAG Finance Authority for Nonprofit Corporations, 5.00% due 7/1/2047 (Episcopal Senior Communities)	NR/NR	1,635,000	1,850,657

	Benicia USD GO, 0% due 8/1/2026 (Benicia High School; Insured: AGM)	AA/A2	830,000	666,141

	California HFFA, 6.25% due 2/1/2026 (Community Program Developmental Disabilities; Insured: California Mtg Insurance)	AA-/NR	1,500,000	1,847,745

	California HFFA, 5.00% due 11/15/2034 (Children’s Hospital Los Angeles)	BBB+/Baa2	420,000	481,244

	California Housing Finance Agency, 4.625% due 8/1/2026 (Low-Moderate Income Housing Loans; Insured: FGIC) (AMT)	AA-/A2	545,000	548,477

	California Municipal Finance Authority, 8.50% due 11/1/2039 pre-refunded 11/1/2019 (Harbor Regional Center)	NR/A3	1,000,000	1,249,690

	California Pollution Control Financing Authority, 5.00% due 11/21/2045 (Poseidon Resources (Channelside) LP Desalination Project) (AMT)	NR/Baa3	3,000,000	3,337,800

[a]	California School Cash Reserve Program Authority, 2.00% due 6/30/2017	SP-1+/NR	1,000,000	1,013,370

	California State Public Works Board, 5.00% due 4/1/2028 (Corrections & Rehabilitation and Judicial Council)	A+/A1	1,000,000	1,201,510

	California State Public Works Board, 6.25% due 4/1/2034 (Department of General Services-Office Buildings 8 and 9 Renovation)	A+/A1	100,000	116,074

	California Statewide Communities Development Authority, 5.00% due 7/1/2020 pre-refunded 1/1/2019 (Aspire Public Schools; LOC: PCSD Guaranty Pool I, LLC)	NR/NR	125,000	132,075

	California Statewide Communities Development Authority, 6.125% due 7/1/2046 pre-refunded 1/1/2019 (Aspire Public Schools)	NR/NR	995,000	1,127,096

	Calipatria USD GO, 0% due 8/1/2025 (Educational Facilities; Insured: ACA)	NR/NR	2,210,000	1,664,660

	Carson Redevelopment Agency, 7.00% due 10/1/2036 (Project Area 1)	A-/NR	500,000	593,200

	Chico Redevelopment Agency, 5.00% due 4/1/2030 (Chico Amended & Merged Redevelopment; Insured: AMBAC)	A+/NR	1,500,000	1,504,380

[a]	City of Los Angeles GO, 3.00% due 6/29/2017 (Cash Flow Management)	SP-1+/Mig1	2,000,000	2,045,880

	City of Moorpark Mobile Home Park, 6.15% due 5/15/2031 (Villa Del Arroyo)	A+/NR	1,000,000	1,151,630

	City of Palm Springs Financing Authority, 5.25% due 6/1/2027 (Downtown Revitalization Project)	AA/NR	1,620,000	1,948,941

	Corona-Norco USD COP, 5.00% due 4/15/2031 (Insured: AGM)	AA/A1	1,750,000	1,992,130

	County of El Dorado, 5.00% due 9/1/2026 (El Dorado Hills Development-Community Facilities)	A/NR	630,000	749,095

[a]	County of Los Angeles GO, 3.00% due 6/30/2017 (Cash Management Program)	SP-1+/Mig1	3,000,000	3,072,600

	Daly County Housing Development Finance Agency, 5.25% due 12/15/2023 (Franciscan Country Club Mobile Home Park Acquisition)	A+/NR	650,000	685,900

	Los Angeles County Public Works Financing Authority, 3.625% due 9/1/2016 (Lynwood Regional Justice Center and Central Jail Expansion; Insured: Natl-Re)	AA-/A3	200,000	201,082

	M-S-R Energy Authority, 6.50% due 11/1/2039	BBB+/NR	1,000,000	1,522,180

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Oakland USD GO, 5.00% due 8/1/2035 (County of Alameda Educational Facilities)	NR/NR	1,000,000	1,202,960

Redwood City Redevelopment Agency, 0% due 7/15/2021 (Redevelopment Project Area 2; Insured: AMBAC)	A-/NR	1,285,000	1,136,968

Riverside County Asset Leasing Corp., 0% due 6/1/2021 (Riverside County Hospital; Insured: Natl-Re)	AA-/A2	535,000	492,168

San Francisco City & County Redevelopment Financing Authority, 0% due 8/1/2023 (Redevelopment Project; Insured: Natl-Re)	AA-/A2	1,025,000	878,558

San Francisco City & County Redevelopment Financing Authority, 6.50% due 8/1/2039 pre-refunded 8/1/2019 (Mission Bay North Redevelopment)	A-/NR	250,000	294,343

San Francisco City & County Redevelopment Financing Authority, 6.75% due 8/1/2041 pre-refunded 2/1/2021 (Mission Bay North Redevelopment)	A-/NR	500,000	631,370

San Jose Redevelopment Agency, 5.50% due 8/1/2035 (Merged Area Redevelopment)	A/A2	1,000,000	1,140,940

Southeast Resource Recovery Facilities Authority, 5.25% due 12/1/2016 (Insured: AMBAC)	AA-/A2	225,000	225,934

Union Elementary School District, 0% due 9/1/2027 (Santa Clara County District Schools; Insured: Natl-Re)	AA+/NR	905,000	706,434

Colorado — 2.12%

Denver Convention Center Hotel Authority, 5.125% due 12/1/2026 (Insured: Syncora)	BBB-/Baa3	2,450,000	2,480,478

Denver Convention Center Hotel Authority, 5.00% due 12/1/2030 (Insured: Syncora)	BBB-/Baa3	450,000	454,500

Denver Convention Center Hotel Authority, 5.00% due 12/1/2035 (Insured: Syncora)	BBB-/Baa3	605,000	610,596

Eagle River Fire District, 6.625% due 12/1/2024 pre-refunded 12/1/2019	NR/NR	225,000	268,598

Eagle River Fire District, 6.875% due 12/1/2030 pre-refunded 12/1/2019	NR/NR	400,000	480,872

Public Authority for Colorado Energy, 5.75% due 11/15/2018 (Natural Gas Purchase)	BBB+/Baa1	410,000	437,716

Public Authority for Colorado Energy, 6.50% due 11/15/2038 (Natural Gas Purchase)	BBB+/Baa1	260,000	388,747

Regional Transportation District COP, 5.375% due 6/1/2031 (FasTracks Transportation System)	A/Aa3	500,000	575,415

Regional Transportation District COP, 5.00% due 6/1/2044 (FasTracks Transportation System)	A/Aa3	565,000	661,666

Connecticut — 2.32%

Connecticut Health & Educational Facilities Authority, 6.00% due 7/1/2039 pre-refunded 7/1/2019 (Ethel Walker School)	BBB/NR	1,000,000	1,153,660

Connecticut Housing Finance Authority, 0.29% due 5/15/2039 put 7/1/2016 (Housing Mortgage Financing Program; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aaa	1,000,000	1,000,000

State of Connecticut GO, 5.00% due 5/15/2027	AA-/Aa3	3,000,000	3,787,950

State of Connecticut GO Floating Rate Note, 0.95% due 9/15/2017 (Public Facility Improvements)	AA-/Aa3	1,000,000	1,000,830

Delaware — 0.37%

Delaware HFA, 5.00% due 7/1/2021 (Nanticoke Memorial Hospital)	BBB/NR	1,000,000	1,122,380

District of Columbia — 0.36%

Metropolitan Washington Airports Authority, 0% due 10/1/2027 (Dulles Toll Road; Insured: AGM)	AA/A3	1,500,000	1,071,135

Florida — 4.00%

City of Miami GO, 5.00% due 1/1/2017 (Homeland Defense/Neighborhood Capital Improvements)	A/A1	1,245,000	1,269,526

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	City of Miami GO, 5.00% due 1/1/2018 (Homeland Defense/Neighborhood Capital Improvements)	A/A1	1,790,000	1,893,211

	Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2027 (Nova Southeastern University)	A-/Baa1	1,000,000	1,174,870

	Miami-Dade County Expressway Authority, 5.00% due 7/1/2022 (Toll System Five-Year Work Program)	A/A2	625,000	755,319

	Miami-Dade County Expressway Authority, 5.00% due 7/1/2024 (Toll System Five-Year Work Program)	A/A2	625,000	784,831

	Miami-Dade County School Board COP, 5.00% due 8/1/2027 (District School Facilities and Infrastructure)	A/A1	1,100,000	1,297,010

	Orange County, 0% due 10/1/2016 (County Correctional Facilities and Communications System; Insured: AMBAC)	NR/NR	410,000	408,914

	Pinellas County Educational Facilities Authority, 5.25% due 10/1/2030 (Barry University)	BBB/NR	500,000	577,550

	Sarasota County Public Hospital Board, 4.487% due 10/1/2021 (Sarasota Memorial Hospital; Insured: Natl-Re)	AA-/A1	1,000,000	1,039,770

	Tampa Sports Authority, 5.75% due 10/1/2020 (Tampa Bay Arena; Insured: Natl-Re)	AA-/NR	910,000	991,618

	Volusia County Educational Facilities Authority, 5.00% due 10/15/2030 (Embry-Riddle Aeronautical University, Inc.)	NR/Baa1	1,500,000	1,807,410

	Georgia — 0.90%

	City of Atlanta, 6.25% due 11/1/2034 pre-refunded 11/1/2019 (Water and Wastewater Capital Improvement Program)	AA-/Aa3	500,000	590,185

	Development Authority of Fulton County, 5.00% due 10/1/2019 (Georgia Tech Athletic Assoc.)	NR/A2	1,000,000	1,129,750

	Main Street Natural Gas, Inc., 5.00% due 3/15/2018 (Georgia Gas)	A-/A3	515,000	547,172

	Main Street Natural Gas, Inc., 5.50% due 9/15/2023 (Georgia Gas)	BBB+/NR	350,000	428,418

	Guam — 3.58%

	Government of Guam, 5.00% due 11/15/2031 (Economic Development)	A/NR	2,000,000	2,422,960

	Government of Guam, 5.00% due 11/15/2032 (Economic Development)	A/NR	3,000,000	3,617,700

	Government of Guam, 5.75% due 12/1/2034 (Layon Solid Waste Disposal Facility)	BBB+/NR	500,000	569,490

	Government of Guam Department of Education COP, 6.875% due 12/1/2040 (John F. Kennedy High School)	B+/NR	1,000,000	1,111,090

	Government of Guam GO, 7.00% due 11/15/2039 pre-refunded 11/15/2019 (Economic Development)	NR/NR	520,000	626,028

	Guam Power Authority, 5.00% due 10/1/2027 (Electric Power System; Insured: AGM)	AA/A2	1,000,000	1,194,940

	Guam Waterworks Authority, 5.25% due 7/1/2024 (Water and Wastewater System)	A-/Baa2	500,000	607,155

	Guam Waterworks Authority, 5.00% due 7/1/2028 (Water and Wastewater System)	A-/Baa2	500,000	589,695

	Idaho — 0.34%

[a]	State of Idaho GO, 2.00% due 6/30/2017	SP-1+/Mig1	1,000,000	1,013,080

	Illinois — 9.24%

	Board of Education of the City of Chicago GO, 5.00% due 12/1/2020 (Education Capital Improvement Program; Insured: AGM)	AA/A2	365,000	370,114

	Chicago Park District GO, 5.00% due 1/1/2035 (Various Capital Projects)	AA+/NR	2,000,000	2,256,920

	City of Chicago, 5.00% due 11/1/2029 (Water System Improvements)	A/Baa2	200,000	229,966

	City of Chicago, 5.00% due 1/1/2030 (Wastewater Transmission System)	A/NR	1,500,000	1,771,785

	City of Chicago, 5.00% due 1/1/2031 (Riverwalk Expansion Project; Insured: AGM)	AA/A2	500,000	569,980

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	City of Chicago GO, 5.00% due 1/1/2020 (Capital Projects; Insured: AGM)	AA/A2	475,000	476,776

	City of Chicago GO, 5.00% due 1/1/2026 (Debt Restructuring)	BBB+/NR	500,000	512,160

	City of Chicago GO, 5.25% due 1/1/2035 (Various Infrastructure Projects)	BBB+/Ba1	500,000	502,985

	Cook County GO, 5.25% due 11/15/2033	AA-/A2	1,000,000	1,105,400

	Illinois Finance Authority, 5.00% due 8/1/2029 (Advocate Health Care Network)	AA/Aa2	2,195,000	2,700,311

	Illinois Finance Authority, 5.00% due 8/15/2035 (Silver Cross Hospital & Medical Centers)	NR/Baa1	2,355,000	2,759,236

	Illinois Finance Authority, 5.75% due 11/15/2037 pre-refunded 11/15/2017 (OSF Healthcare System)	A/A2	330,000	353,044

	Illinois Finance Authority, 0.28% due 8/15/2038 put 7/1/2016 (Northwestern Memorial Hospital; SPA: Northern Trust Co.) (daily demand notes)	AA+/Aa2	5,000,000	5,000,000

	Illinois Finance Authority, 6.00% due 5/15/2039 (OSF Healthcare System)	A/A2	1,545,000	1,808,299

	Illinois Toll Highway Authority, 5.00% due 1/1/2037 (Move Illinois Program)	AA-/Aa3	1,000,000	1,211,190

	Kane, Cook, & DuPage Counties School District No. 46 GO, 5.00% due 1/1/2028	AA-/NR	1,000,000	1,194,970

	Kane, Cook, & DuPage Counties School District No. 46 GO, 5.00% due 1/1/2031	AA-/NR	2,255,000	2,662,163

	Metropolitan Pier & Exposition Authority, 5.00% due 6/15/2050 (McCormick Place)	BBB/Baa3	1,500,000	1,600,185

	Metropolitan Water Reclamation District of Greater Chicago GO, 5.25% due 12/1/2032 (Various Capital Improvement Projects)	AA+/Aa2	40,000	52,332

	Village of Melrose Park GO, 6.75% due 12/15/2016 (Redevelopment Project Costs; Insured: Natl-Re)	A-/A3	90,000	92,077

	Will County School District No. 114 GO, 0% due 12/1/2023 (Educational Facilities; Insured: Natl-Re)	NR/A3	570,000	478,669

	Indiana — 1.79%

	City of Carmel Redevelopment District COP, 6.50% due 7/15/2035 pre-refunded 1/15/2021 (Performing Arts Center)	NR/NR	1,000,000	1,231,350

	City of Whiting Environmental Facilities, 5.00% due 3/1/2046 (BP Products North America Inc. Project) (AMT)	NR/NR	2,500,000	2,976,325

	Indiana Finance Authority, 6.375% due 9/15/2041 (Marian University)	BBB-/NR	1,000,000	1,145,470

	Kansas — 1.14%

	City of Wichita, 5.90% due 12/1/2016 (Brentwood Apartments)	B/NR	90,000	89,931

	City of Wichita, 5.85% due 12/1/2025 (Brentwood Apartments)	B/NR	895,000	855,647

	Unified Government of Wyandotte County/Kansas City, 5.00% due 9/1/2031 (Utility System Improvement)	A+/A3	1,000,000	1,231,820

	Unified Government of Wyandotte County/Kansas City, 5.00% due 9/1/2032 (Utility System Improvement)	A+/A3	1,000,000	1,228,430

	Kentucky — 4.20%

	Commonwealth of Kentucky State Property and Buildings Commission, 5.00% due 11/1/2020 pre-refunded 11/1/2018 (Project No. 89; Insured: AGM)	AA/Aa3	2,500,000	2,749,850

	Commonwealth of Kentucky State Property and Buildings Commission, 5.00% due 11/1/2026 (Project No. 112)	A/Aa3	5,000,000	6,320,400

	County of Owen, 6.25% due 6/1/2039 (Kentucky-American Water Co. Project)	A/A3	540,000	607,516

	Kentucky Economic DFA, 0% due 10/1/2021 (Norton Healthcare, Inc.; Insured: Natl-Re)	AA-/A3	715,000	635,056

	Kentucky Economic DFA, 0.01% due 10/1/2022 (Norton Healthcare, Inc.; Insured: Natl-Re)	AA-/A3	2,650,000	2,286,287

	Louisiana — 2.00%

[b]	City of New Orleans, 5.00% due 12/1/2034 (Water System Facilities Improvement)	A-/NR	400,000	475,828

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[b]	Louisiana Energy and Power Authority, 5.25% due 6/1/2038 (LEPA Unit No. 1; Insured: AGM)	AA/A2	2,000,000	2,388,100

	Louisiana Public Facilities Authority, 5.00% due 7/1/2032 (Black & Gold Facilities; Insured: CIFG)	AA/A3	120,000	124,354

	Louisiana Public Facilities Authority, 5.375% due 5/15/2043 pre-refunded 5/15/2017 (Ochsner Clinic Foundation)	NR/NR	140,000	145,878

	Louisiana Public Facilities Authority, 5.375% due 5/15/2043 (Ochsner Clinic Foundation)	NR/Baa1	360,000	372,654

	Parish of St. Charles, 4.00% due 12/1/2040 put 6/1/2022 (Valero Energy Corp. Refinery)	BBB/Baa2	2,250,000	2,485,170

	Maryland — 2.35%

	City of Baltimore, 5.00% due 7/1/2020 (Wastewater Projects)	AA/Aa2	3,055,000	3,547,680

	County of Montgomery GO, 0.28% due 6/1/2026 put 7/1/2016 (Consolidated Public Improvements; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AAA/Aaa	3,500,000	3,500,000

	Massachusetts — 0.31%

	Massachusetts Development Finance Agency, 5.00% due 7/1/2032 (Jordan Hospital and Milton Hospital)	A-/A3	355,000	432,866

	Massachusetts Development Finance Agency, 5.00% due 7/1/2033 (Jordan Hospital and Milton Hospital)	A-/A3	200,000	243,142

	Massachusetts Educational Financing Authority, 6.00% due 1/1/2028	AA/NR	225,000	239,643

	Michigan — 7.69%

	Board of Governors of Wayne State University, 5.00% due 11/15/2033 (Educational Facilities and Equipment)	A+/Aa3	1,250,000	1,523,825

	City of Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2036 (Bronson Methodist Hospital)	NR/A2	1,000,000	1,120,830

	City of Kalamazoo Hospital Finance Authority, 5.25% due 5/15/2041 (Bronson Nursing and Rehabilitation Center)	NR/A2	1,000,000	1,152,730

	City of Troy GO, 5.25% due 11/1/2032 (Downtown Development Authority-Community Center Facilities)	AAA/NR	1,025,000	1,229,436

	County of Genesee GO, 5.375% due 11/1/2038 (Water Supply System; Insured: BAM)	AA/A2	1,000,000	1,193,460

	Detroit City School District, 5.00% due 5/1/2025 (School Building & Site; Insured: Q-SBLF)	AA-/Aa1	1,000,000	1,166,660

	Detroit City School District GO, 5.25% due 5/1/2027 (School Building & Site; Insured: AGM)	AA/Aa1	1,000,000	1,275,630

	Livonia Public School District GO, 5.00% due 5/1/2036 (School Building & Site)	AA/A2	225,000	263,529

	Michigan Finance Authority, 5.00% due 4/1/2031 (State Dept. of Human Services Office Buildings)	A+/NR	1,000,000	1,139,210

[b]	Michigan Finance Authority, 5.00% due 8/1/2032 (Beaumont Health Credit Group)	A/A1	5,000,000	6,003,100

	Michigan Housing Development Authority, 3.375% due 11/1/2016 (AMT)	AA/NR	655,000	656,231

	Michigan Public School Academy, 8.00% due 8/1/2035 (Will Carleton Charter School)	NR/NR	995,000	1,055,387

	Michigan State Hospital Finance Authority, 5.00% due 7/15/2025 pre-refunded 7/15/2017 (Oakwood Southshore Medical Center)	A/A1	650,000	679,933

	Michigan State Hospital Finance Authority, 5.75% due 11/15/2039 (Henry Ford Health System)	A-/A3	1,000,000	1,148,600

	Michigan Strategic Fund, 7.00% due 5/1/2021 (Detroit Edison Company; Insured: Natl-Re/AMBAC)	NR/NR	250,000	316,400

	Wayne County Airport Authority, 5.00% due 12/1/2031 (Detroit Metropolitan Wayne County Airport)	A/A2	650,000	779,772

	Wayne County Airport Authority, 5.00% due 12/1/2033 (Detroit Metropolitan Wayne County Airport)	A/A2	825,000	984,159

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Wayne County Airport Authority, 5.00% due 12/1/2034 (Detroit Metropolitan Wayne County Airport)	A/A2	1,140,000	1,356,110

Minnesota — 0.18%

St. Paul Housing & Redevelopment Authority, 5.25% due 5/15/2023 pre-refunded 11/15/2016	A/Aaa	115,000	117,062

Washington County Housing Redevelopment Authority, 5.625% due 6/1/2037 (Birchwood and Woodbury Healthcare Facility Projects)	NR/NR	415,000	427,973

Missouri — 2.44%

St. Louis Municipal Finance Corp., 5.00% due 4/15/2024 (Refuse Facility and Municipal Garage)	A/NR	1,260,000	1,539,128

St. Louis Municipal Finance Corp., 5.00% due 4/15/2022 (Refuse Facility and Municipal Garage)	A/NR	805,000	951,469

St. Louis Municipal Finance Corp., 5.00% due 4/15/2023 (Refuse Facility and Municipal Garage)	A/NR	1,200,000	1,445,880

Tax Increment Financing Commission of Kansas City, 5.25% due 3/1/2018 (Maincor Public Improvements) (ETM)	NR/NR	650,000	684,242

Tax Increment Financing Commission of Kansas City, 6.00% due 5/1/2030 (Union Hill Redevelopment Project)	NR/NR	2,505,000	2,692,875

Nebraska — 0.71%

Douglas County Health Facilities, 5.00% due 11/1/2029 (Nebraska Methodist Health System)	A-/NR	950,000	1,151,039

Douglas County Health Facilities, 5.00% due 11/1/2030 (Nebraska Methodist Health System)	A-/NR	800,000	964,112

New Jersey — 2.89%

Higher Education Student Assistance Authority, 5.75% due 12/1/2039 (NJCLASS Student Loan Program) (AMT)	A/A2	750,000	853,170

New Jersey EDA, 5.00% due 3/1/2026 (School Facilities Construction)	A-/A3	1,000,000	1,115,900

New Jersey EDA, 5.50% due 9/1/2027 (School Facilities Construction; Insured: Natl-Re)	AA-/A3	1,000,000	1,263,240

New Jersey EDA, 5.00% due 6/15/2029 (School Facilities Construction)	A-/A3	2,000,000	2,244,620

New Jersey Transit Corp., 5.00% due 9/15/2020 (Federal Transit Administration Section 5307 Urbanized Area Formula Funds)	A/A3	1,000,000	1,120,770

New Jersey Transportation Trust Fund Authority, 1.63% due 6/15/2034 put 12/15/2021 (Transportation Program)	A-/A3	1,000,000	965,000

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2042 (Transportation System Improvements)	A-/A3	1,000,000	1,096,360

New Mexico — 1.28%

City of Farmington, 4.70% due 9/1/2024 (Arizona Public Service Co.-Four Corners Project)	A-/A2	1,000,000	1,121,300

New Mexico Hospital Equipment Loan Council, 5.00% due 7/1/2032 (Haverland Carter Lifestyle Group)	NR/NR	2,500,000	2,709,900

New York — 10.15%

City of New York GO, 0.28% due 8/1/2020 put 7/1/2016 (Capital Projects; Insured: AGM; SPA: State Street Bank & Trust Co.) (daily demand notes)	AA/Aa2	900,000	900,000

City of New York GO, 0.39% due 8/1/2022 put 7/1/2016 (Capital Projects; Insured: AGM; SPA: State Street Bank & Trust Co.) (daily demand notes)	AA/Aa2	500,000	500,000

City of New York GO, 5.00% due 8/1/2023 (City Budget Financial Management)	AA/Aa2	3,000,000	3,736,050

City of New York GO, 5.00% due 8/1/2031 (City Budget Financial Management)	AA/Aa2	2,000,000	2,479,580

City of New York GO, 0.28% due 8/1/2038 put 7/1/2016 (City Budget Financial Management; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA/Aa2	1,000,000	1,000,000

City of New York GO, 0.37% due 3/1/2040 put 7/1/2016 (Capital Projects) (daily demand notes)	AA/Aa2	3,800,000	3,800,000

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Syracuse, 5.00% due 8/1/2017 (City Public and School Building Capital Projects; Insured: AGM) (State Aid Withholding)	AA/A1	400,000	401,572

New York City Municipal Water Finance Authority, 0.28% due 6/15/2032 put 7/1/2016 (Water and Sewer System; SPA: State Street Bank & Trust Co.) (daily demand notes)	AA+/Aa1	1,000,000	1,000,000

New York City Municipal Water Finance Authority, 0.28% due 6/15/2045 put 7/1/2016 (Water & Sewer System; SPA: State Street Bank & Trust Co.) (daily demand notes)	AAA/Aa1	995,000	995,000

New York City Municipal Water Finance Authority, 0.39% due 6/15/2045 put 7/1/2016 (Water & Sewer System; SPA: U.S. Bank, N.A.) (daily demand notes)	AAA/Aa1	500,000	500,000

New York City Municipal Water Finance Authority, 0.37% due 6/15/2048 put 7/1/2016 (Water & Sewer System; SPA: Mizuho Bank, Ltd.) (daily demand notes)	AA+/Aa1	2,500,000	2,500,000

New York City Municipal Water Finance Authority, 0.37% due 6/15/2050 put 7/1/2016 (Water & Sewer System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	3,400,000	3,400,000

New York City Transitional Finance Authority, 0.38% due 11/1/2022 put 7/1/2016 (World Trade Center Recovery; SPA: Landesbank Hessen-Thuringen) (daily demand notes)	AAA/Aa1	500,000	500,000

New York City Transitional Finance Authority, 0.38% due 8/1/2031 put 7/1/2016 (City Capital Projects; SPA: Landesbank Hessen-Thuringen) (daily demand notes)	AAA/Aaa	250,000	250,000

New York City Transitional Finance Authority, 0.29% due 11/1/2042 put 7/1/2016 (City Capital Projects; SPA: Barclays Bank plc) (daily demand notes)	AAA/Aa1	1,300,000	1,300,000

New York City Transitional Finance Authority, 0.37% due 2/1/2045 put 7/1/2016 (City Capital Projects; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	7,150,000	7,150,000

North Carolina — 1.44%

Charlotte-Mecklenburg Hospital Authority, 0.27% due 1/15/2026 put 7/1/2016 (Carolinas HealthCare System; LOC: U.S. Bank, N.A.) (daily demand notes)	AAA/Aa1	2,455,000	2,455,000

North Carolina Medical Care Commission, 5.00% due 6/1/2029 (Vidant Health)	A+/A1	1,500,000	1,875,645

Ohio — 1.56%

American Municipal Power, Inc., 5.25% due 2/15/2018 (AMP Combined Hydroelectric Projects)	A/A3	500,000	536,355

City of Akron, 5.00% due 12/1/2031 (Community Learning Centers)	AA+/NR	625,000	755,938

Cleveland-Cuyahoga County Port Authority, 7.00% due 5/15/2040 (Flats East Development Project; LOC: FifthThird Bank)	BBB+/NR	960,000	1,103,261

County of Scioto, 5.00% due 2/15/2034 (Southern Ohio Medical Center)	NR/A2	1,025,000	1,256,742

Ohio Air Quality Development Authority, 3.625% due 10/1/2033 put 4/1/2020 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa3	1,000,000	1,022,350

Oregon — 2.01%

State of Oregon GO, 2.00% due 9/15/2016 (Cash Management)	SP-1+/Mig1	6,000,000	6,018,960

Pennsylvania — 5.59%

Allegheny County IDA, 6.75% due 8/15/2035 (Propel Charter School)	BBB-/NR	925,000	1,033,188

County of Luzerne GO, 5.00% due 11/15/2029 (Insured: AGM)	AA/NR	1,000,000	1,189,810

Cumberland County Municipal Authority, 4.00% due 1/1/2017 (Diakon Lutheran Social Ministries)	NR/NR	300,000	304,623

Cumberland County Municipal Authority, 5.00% due 1/1/2018 (Diakon Lutheran Social Ministries)	NR/NR	425,000	449,769

Lancaster County Hospital Authority, 5.00% due 11/1/2019 (Masonic Villages Project)	A/NR	2,675,000	3,011,060

Lehigh County IDA, 0.90% due 2/15/2027 put 8/15/2017 (PPL Electric Utilities Corp. Project)	A/A1	5,500,000	5,504,895

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Pennsylvania Economic DFA, 4.625% due 12/1/2018 (Colver Project; Insured: AMBAC) (AMT)	BBB-/Ba1	1,800,000	1,806,228

	Pennsylvania Turnpike Commission, 5.35% due 12/1/2030 pre-refunded 12/1/2020 (Highway Improvements)	NR/NR	695,000	828,030

	Pennsylvania Turnpike Commission, 5.35% due 12/1/2030 (Highway Improvements)	A-/A3	1,305,000	1,505,683

	Philadelphia IDA, 6.00% due 8/1/2035 (Mast Charter School)	BBB+/NR	1,000,000	1,124,770

	Rhode Island — 0.26%

	Housing Authority of the City of Pawtucket, 5.50% due 9/1/2022 (Public Housing Development)	A+/NR	315,000	375,849

	Housing Authority of the City of Pawtucket, 5.50% due 9/1/2024 (Public Housing Development)	A+/NR	350,000	417,553

	South Carolina — 0.38%

	Spartanburg County School District No. 1 GO, 4.00% due 3/1/2017	AA/Aa1	1,125,000	1,150,999

	South Dakota — 0.44%

	South Dakota Health & Educational Facilities Authority, 5.00% due 7/1/2027 (Avera Health)	AA-/A1	400,000	464,408

	South Dakota Health & Educational Facilities Authority, 5.50% due 11/1/2040 (Sanford Health)	A+/A1	750,000	848,032

	Tennessee — 0.20%

	Tennessee Energy Acquisition Corp., 5.25% due 9/1/2024	BBB+/A3	500,000	614,285

	Texas — 8.90%

	Austin Convention Enterprises, Inc., 5.25% due 1/1/2024 (Austin Convention Center; Insured: Syncora)	BBB-/Ba1	720,000	731,988

	Austin Convention Enterprises, Inc., 5.00% due 1/1/2034 (Austin Convention Center; Insured: Syncora)	BBB-/Ba1	795,000	805,343

	City of Houston, 5.00% due 9/1/2025 (Convention & Entertainment Facilities Department)	A-/A2	1,000,000	1,248,960

	City of Houston, 5.00% due 9/1/2028 (Convention & Entertainment Facilities Department)	A-/A2	325,000	398,778

[b]	City of Houston, 5.00% due 11/15/2028 (Combined Utility System)	AA/Aa2	2,500,000	3,150,875

	City of Houston, 5.00% due 9/1/2034 (Convention & Entertainment Facilities Department)	A-/A2	1,550,000	1,865,146

	City of Houston GO, 5.00% due 3/1/2032 (Public Improvements)	AA/Aa3	3,000,000	3,730,920

	City of Texas City Industrial Development Corp., 7.375% due 10/1/2020 (ARCO Pipe Line Co. Project)	A-/A2	1,165,000	1,439,404

	Harris County-Houston Sports Authority, 5.00% due 11/15/2030	A-/A2	2,000,000	2,441,760

	Kimble County Hospital District, 6.25% due 8/15/2033	NR/NR	500,000	562,590

	La Vernia Higher Education Finance Corp., 6.25% due 8/15/2039 pre-refunded 8/15/2019 (Kipp, Inc.)	BBB/NR	1,000,000	1,165,080

	Lower Colorado River Authority, 5.00% due 5/15/2026 pre-refunded 5/15/2022	NR/NR	20,000	24,393

	Lower Colorado River Authority, 5.00% due 5/15/2026	A/A2	2,980,000	3,596,145

	San Antonio Energy Acquisition Public Facilities Corp., 5.50% due 8/1/2021 (Natural Gas Supply Agreement)	BBB+/A3	40,000	48,067

	San Juan Higher Education Finance Authority, 6.70% due 8/15/2040 (IDEA Public Schools)	BBB/NR	1,000,000	1,179,090

	Texas Public Finance Authority Charter School Finance Corp., 4.15% due 8/15/2016 (IDEA Public Schools; Insured: ACA)	BBB/NR	100,000	100,354

	Texas Public Finance Authority Charter School Finance Corp., 5.00% due 8/15/2023 pre-refunded 8/15/2017 (IDEA Public Schools; Insured: ACA)	BBB/NR	155,000	162,648

8

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Texas Public Finance Authority Charter School Finance Corp., 5.00% due 8/15/2030 pre-refunded 8/15/2017 (IDEA Public Schools; Insured: ACA)	BBB/NR	1,550,000	1,626,477

Texas Public Finance Authority Charter School Finance Corp., 6.20% due 2/15/2040 pre-refunded 2/15/2020 (Cosmos Foundation, Inc.)	BBB/NR	1,000,000	1,189,490

Texas Transportation Commission, 5.00% due 8/15/2034 (Central Texas Turnpike System)	BBB+/Baa1	1,000,000	1,192,490

U.S. Virgin Islands — 0.19%

Virgin Islands Public Finance Authority, 6.75% due 10/1/2037	NR/B2	500,000	560,605

Utah — 0.79%

Herriman City, 4.75% due 11/1/2022 (Towne Center Access and Utility Improvements)	AA-/NR	1,000,000	1,133,690

Utah Transit Authority, 5.00% due 6/15/2033 (Integrated Mass Transit System)	A+/A1	1,000,000	1,221,070

Virginia — 0.83%

City of Lexington IDA, 5.25% due 1/1/2021 (Kendal at Lexington Residential Care Facility)	NR/NR	395,000	400,870

City of Lexington IDA, 5.375% due 1/1/2022 (Kendal at Lexington Residential Care Facility)	NR/NR	630,000	639,759

City of Lexington IDA, 5.375% due 1/1/2023 (Kendal at Lexington Residential Care Facility)	NR/NR	425,000	431,583

City of Lexington IDA, 5.375% due 1/1/2028 (Kendal at Lexington Residential Care Facility)	NR/NR	1,000,000	1,015,490

Washington — 1.74%

Skagit County Public Hospital District No. 1, 5.75% due 12/1/2028 (Skagit Valley Hospital)	NR/Baa2	1,510,000	1,606,247

Washington Health Care Facilities Authority, 5.70% due 7/1/2038 (Overlake Hospital Medical Center)	A/A2	1,000,000	1,163,680

Washington Health Care Facilities Authority, 5.75% due 1/1/2045 (Catholic Health Initiatives)	A-/A3	2,000,000	2,440,200

Wisconsin — 0.33%

Wisconsin Health & Educational Facilities Authority, 1.25% due 8/15/2025 put 8/15/2017 (Aurora Health Care, Inc.)	NR/A2	1,000,000	1,003,100

TOTAL INVESTMENTS — 99.52% (Cost $274,049,213)			$298,263,862

OTHER ASSETS LESS LIABILITIES — 0.48%			1,442,517

NET ASSETS — 100.00%			$299,706,379

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

a	When-issued security.

b	Segregated as collateral for a when-issued security.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ABAG	Association of Bay Area Governments

ACA	Insured by American Capital Access

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax

BAM	Insured by Build America Mutual Insurance Co.

9

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	June 30, 2016 (Unaudited)

CIFG	Insured by CIFG Assurance North America Inc.

COP	Certificates of Participation

DFA	Development Finance Authority

EDA	Economic Development Authority

ETM	Escrowed to Maturity

FGIC	Insured by Financial Guaranty Insurance Co.

GO	General Obligation

HFA	Health Facilities Authority

HFFA	Health Facilities Financing Authority

IDA	Industrial Development Authority

Mtg	Mortgage

Natl-Re	Insured by National Public Finance Guarantee Corp.

Q-SBLF	Insured by Qualified School Bond Loan Fund

Syncora	Insured by Syncora Guarantee Inc.

USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization

Thornburg Strategic Municipal Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest outstanding: Class A, Class C, and Institutional Class (“Class I”).

Significant accounting policies

The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The following summarizes the significant accounting policies of the Fund:

Valuation Policy and Procedures: Valuation of the Fund’s portfolio investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the Board of Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

10

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	June 30, 2016 (Unaudited)

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

NOTE 2 – FAIR VALUE MEASUREMENT

Valuation Measurement: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (“FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2016. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurement at June 30, 2016
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$298,263,862	$-	$298,263,862	$-

Total Investments in Securities	$298,263,862	$-	$298,263,862	$-

In accordance with the guidance prescribed in FASB Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2016.

11

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	June 30, 2016 (Unaudited)

NOTE 3 – INVESTMENTS

At June 30, 2016, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$274,049,213

Gross unrealized appreciation on a tax basis	$24,231,922
Gross unrealized depreciation on a tax basis	(17,273)

Net unrealized appreciation (depreciation) on investments (tax basis)	$24,214,649

12

SCHEDULE OF INVESTMENTS

Thornburg California Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Alameda County COP, 5.625% due 12/1/2016 (Santa Rita Jail; Insured: AMBAC)	AA/NR	$1,830,000	$1,868,155

Alameda County Joint Powers Authority, 5.00% due 12/1/2018 (Alameda County Medical Center Highland Hospital)	AA/Aa3	400,000	441,240

Alameda County Joint Powers Authority, 5.00% due 12/1/2019 (Alameda County Medical Center Highland Hospital)	AA/Aa3	750,000	856,492

Alameda County Joint Powers Authority, 5.00% due 12/1/2020 (Alameda County Medical Center Highland Hospital)	AA/Aa3	725,000	852,433

Alameda County Joint Powers Authority, 5.00% due 12/1/2021 (Public Facilities Capital Projects)	AA/Aa3	1,000,000	1,204,030

Alameda County Joint Powers Authority, 5.00% due 12/1/2024 (Alameda County Medical Center Highland Hospital)	AA/Aa3	2,500,000	3,127,425

Anaheim Public Financing Authority, 6.00% due 9/1/2016 (Public Improvements; Insured: AGM)	AA/A2	1,055,000	1,064,400

Anaheim Public Financing Authority, 0% due 9/1/2022 (Public Improvements; Insured: AGM)	AA/A2	3,000,000	2,668,020

Bay Area Toll Authority, 1.13% due 4/1/2047 put 10/1/2019 (San Francisco Bay Area Toll Bridge)	AA/Aa3	5,000,000	5,000,200

Bay Area Toll Authority, 1.50% due 4/1/2047 put 4/2/2018 (San Francisco Bay Area Toll Bridge)	AA/Aa3	1,200,000	1,212,096

Bay Area Water Supply & Conservation Agency, 3.00% due 10/1/2016 (Regional Water System Improvements)	AA-/Aa3	3,965,000	3,990,535

Bonita USD GO, 5.00% due 8/1/2024 (Educational Facilities)	AA-/NR	1,000,000	1,237,660

Brea Redevelopment Agency, 5.00% due 8/1/2019 (Redevelopment Project AB)	AA-/NR	2,000,000	2,253,800

Brentwood Infrastructure Financing Authority, 3.00% due 9/2/2016 (Residential Single Family Development; Insured: AGM)	AA/NR	315,000	316,314

Brentwood Infrastructure Financing Authority, 4.00% due 9/2/2017 (Residential Single Family Development; Insured: AGM)	AA/NR	920,000	955,889

Brentwood Infrastructure Financing Authority, 5.00% due 9/2/2020 (Residential Single Family Development; Insured: AGM)	AA/NR	1,760,000	2,043,765

Brentwood Infrastructure Financing Authority, 5.00% due 9/2/2021 (Residential Single Family Development; Insured: AGM)	AA/NR	925,000	1,100,537

Brentwood Infrastructure Financing Authority, 5.00% due 9/2/2022 (Residential Single Family Development; Insured: AGM)	AA/NR	850,000	1,030,667

Brentwood Infrastructure Financing Authority, 5.00% due 9/2/2023 (Residential Single Family Development; Insured: AGM)	AA/NR	2,690,000	3,327,153

Calexico USD COP, 6.75% due 9/1/2017	A-/NR	1,630,000	1,670,522

California Educational Facilities Authority, 5.00% due 4/1/2018 (Pitzer College)	NR/A2	1,540,000	1,651,773

California Educational Facilities Authority, 0% due 10/1/2019 (Loyola Marymount University; Insured: Natl-Re)	NR/A2	2,025,000	1,943,615

California Educational Facilities Authority, 5.00% due 4/1/2020 (Pitzer College)	NR/A2	1,445,000	1,653,759

California Educational Facilities Authority, 5.00% due 4/1/2022 (Chapman University)	NR/A2	2,000,000	2,355,620

California HFFA, 5.50% due 10/1/2017 (Providence Health and Services)	AA-/Aa3	1,100,000	1,167,012

California HFFA, 5.50% due 2/1/2018 (Community Program Developmental Disabilities; Insured: California Mtg Insurance)	AA-/NR	2,715,000	2,923,458

California HFFA, 6.00% due 10/1/2018 (Providence Health and Services)	AA-/Aa3	1,000,000	1,118,360

California HFFA, 5.00% due 11/15/2018 (Children’s Hospital Los Angeles)	BBB+/Baa2	1,235,000	1,330,354

California HFFA, 5.10% due 2/1/2019 (Episcopal Home; Insured: California Mtg Insurance) (ETM)	AA-/NR	785,000	836,802

California HFFA, 5.00% due 11/15/2020 (Children’s Hospital Los Angeles)	BBB+/Baa2	1,190,000	1,346,687

California HFFA, 5.25% due 3/1/2022 (Dignity Health)	A/A3	1,000,000	1,194,330

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	California HFFA, 1.45% due 8/15/2023 pre-refunded 3/15/2017 (Lucile Salter Packard Children’s Hospital)	AA-/Aa3	2,710,000	2,726,341

	California HFFA, 5.00% due 11/15/2023 (Children’s Hospital Los Angeles)	BBB+/Baa2	1,000,000	1,171,600

	California HFFA, 5.00% due 7/1/2024 (St. Joseph Health System)	AA-/A1	1,000,000	1,247,660

	California HFFA, 5.00% due 7/1/2034 put 10/18/2022 (St. Joseph Health System)	AA-/A1	2,000,000	2,443,220

	California HFFA, 5.00% due 7/1/2043 put 10/17/2017 (St. Joseph Health System)	AA-/A1	3,000,000	3,163,320

	California HFFA, 5.00% due 7/1/2043 put 10/15/2020 (St. Joseph Health System)	AA-/A1	5,000,000	5,804,000

	California Municipal Finance Authority, 5.00% due 10/1/2021 (Biola University Residential Hall and Parking Structure)	NR/Baa1	150,000	173,909

	California Municipal Finance Authority, 5.00% due 10/1/2022 (Biola University Residential Hall and Parking Structure)	NR/Baa1	160,000	188,978

	California Municipal Finance Authority, 5.00% due 10/1/2023 (Biola University Residential Hall and Parking Structure)	NR/Baa1	125,000	150,150

	California Pollution Control Financing Authority, 5.25% due 6/1/2023 put 12/1/2017 (Solid Waste Disposal-Republic Services, Inc.) (AMT)	BBB+/Baa3	2,820,000	2,983,927

	California Pollution Control Financing Authority, 0.42% due 11/1/2026 put 7/1/2016 (Pacific Gas & Electric Co.; LOC: Mizuho Bank Ltd.) (daily demand notes)	A+/NR	33,000,000	33,000,000

	California State Department of Veterans Affairs, 2.75% due 12/1/2018 (Farm and Home Purchase Program)	AA/Aa3	1,000,000	1,050,410

	California State Department of Veterans Affairs, 3.00% due 12/1/2019 (Farm and Home Purchase Program)	AA/Aa3	500,000	537,375

	California State Housing Finance Agency, 3.05% due 12/1/2019 (Multi-Family Housing; Insured: FHA)	NR/Aa1	735,000	736,132

	California State Infrastructure & Economic Development Bank, 5.25% due 8/15/2020 (King City High School)	AA-/NR	1,000,000	1,147,940

	California State Public Works Board, 5.00% due 11/1/2016 (California State University-J. Paul Leonard & Sutro Library) (ETM)	A+/Aaa	1,000,000	1,015,320

	California State Public Works Board, 5.00% due 6/1/2020 (University of California; Insured: Natl-Re) (ETM)	AA+/Aaa	1,185,000	1,377,823

	California State Public Works Board, 5.125% due 3/1/2021 (Various State Participating Agency Capital Projects)	A+/A1	1,635,000	1,879,531

	California State Public Works Board, 5.00% due 12/1/2021 (Judicial Council Projects)	A+/A1	3,100,000	3,743,374

	California State Public Works Board, 5.00% due 4/1/2022 (California School for the Deaf Riverside Campus)	A+/A1	565,000	685,051

	California State Public Works Board, 5.00% due 6/1/2022 (Yuba City Courthouse)	A+/A1	1,950,000	2,374,261

	California State Public Works Board, 5.00% due 9/1/2022 (Correctional and Rehabilitation Facilities)	A+/A1	3,250,000	3,981,510

	California State Public Works Board, 5.00% due 11/1/2022 (Correctional and Rehabilitation Facilities)	A+/A1	1,500,000	1,845,015

	California State Public Works Board, 5.00% due 12/1/2022 (Judicial Council Projects)	A+/A1	1,200,000	1,436,928

	California State Public Works Board, 5.00% due 3/1/2023 (Judicial Council Projects)	A+/A1	1,400,000	1,732,080

[a]	California State Public Works Board, 5.00% due 6/1/2023 (Coalinga State Hospital)	A+/A1	7,200,000	8,962,344

	California State Public Works Board, 5.00% due 9/1/2023 (Correctional and Rehabilitation Facilities)	A+/A1	3,600,000	4,507,992

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	California State Public Works Board, 5.00% due 11/1/2023 (Laboratory Facility and San Diego Courthouse)	A+/A1	3,000,000	3,771,420

	California State Public Works Board, 5.00% due 3/1/2024 (Judicial Council Projects)	A+/A1	1,000,000	1,230,850

	California State Public Works Board, 5.00% due 4/1/2024 (Correctional and Rehabilitation Facilities)	A+/A1	3,350,000	4,073,734

[a]	California State Public Works Board, 5.00% due 9/1/2024 (Correctional and Rehabilitation Facilities)	A+/A1	3,580,000	4,566,218

	California State Public Works Board, 5.00% due 11/1/2024 (Laboratory Facility and San Diego Courthouse)	A+/A1	4,000,000	5,014,760

	California Statewide Communities Development Authority, 4.00% due 5/15/2017 (Irvine East Campus Apartments)	NR/Baa1	2,000,000	2,057,160

	California Statewide Communities Development Authority, 5.00% due 4/1/2019 (Kaiser Foundation Hospitals)	AA-/NR	3,715,000	4,148,132

	California Statewide Communities Development Authority, 5.00% due 5/15/2019 (Irvine East Campus Apartments)	NR/Baa1	655,000	729,808

	California Statewide Communities Development Authority, 5.00% due 5/15/2020 (Irvine East Campus Apartments)	NR/Baa1	565,000	647,106

	California Statewide Communities Development Authority, 5.00% due 7/1/2020 pre-refunded 1/1/2019 (Aspire Public Schools; LOC: PCSD Guaranty Pool I, LLC)	NR/NR	890,000	940,374

	California Statewide Communities Development Authority, 5.00% due 11/1/2020 (Cottage Health System)	A+/NR	100,000	116,930

	California Statewide Communities Development Authority, 5.00% due 5/15/2021 (Irvine East Campus Apartments)	NR/Baa1	760,000	891,738

	California Statewide Communities Development Authority, 4.00% due 11/1/2021 (Cottage Health System)	A+/NR	150,000	172,509

	California Statewide Communities Development Authority, 5.00% due 11/1/2022 (Cottage Health System)	A+/NR	125,000	153,923

	California Statewide Communities Development Authority, 5.00% due 11/1/2023 (Cottage Health System)	A+/NR	150,000	189,009

	California Statewide Communities Development Authority, 5.00% due 11/1/2024 (Cottage Health System)	A+/NR	200,000	254,532

	California Statewide Communities Development Authority, 5.00% due 11/1/2025 (Cottage Health System)	A+/NR	135,000	170,703

	Calipatria USD GO, 0% due 8/1/2025 (Educational Facilities; Insured: ACA)	NR/NR	4,555,000	3,431,008

	Carson Redevelopment Agency, 6.00% due 10/1/2019 (Project Area 1)	A-/NR	1,050,000	1,212,466

	Castaic USD GO, 0% due 5/1/2018 (Insured: Natl-Re)	AA-/NR	1,200,000	1,132,572

	Central Valley Financing Authority, 5.25% due 7/1/2020 (Carson Ice)	AA-/Aa3	500,000	584,140

	City and County of San Francisco COP, 5.00% due 11/1/2016 (525 Golden Gate Avenue-Public Utilities Commission Office Project)	AA/Aa3	200,000	203,056

	City and County of San Francisco COP, 5.00% due 9/1/2018 (City Office Buildings-Multiple Properties Project; Insured: Natl-Re)	AA/Aa3	5,000	5,020

	City and County of San Francisco COP, 5.00% due 11/1/2022 (525 Golden Gate Avenue-Public Utilities Commission Office Project)	AA/Aa3	700,000	790,237

	City of Antioch Public Financing Authority, 5.00% due 5/1/2022 (Municipal Facilities Project)	AA-/NR	500,000	600,955

	City of Antioch Public Financing Authority, 5.00% due 5/1/2024 (Municipal Facilities Project)	AA-/NR	900,000	1,124,262

	City of Burbank, 5.00% due 6/1/2017 (Burbank Water and Power System)	AA-/A1	1,000,000	1,039,630

	City of Burbank, 5.00% due 6/1/2018 (Burbank Water and Power System)	AA-/A1	360,000	389,293

	City of Burbank, 5.00% due 6/1/2020 (Burbank Water and Power System)	AA-/A1	625,000	723,156

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	City of Chula Vista, 1.65% due 7/1/2018 (San Diego Gas & Electric Co.)	A+/Aa2	3,500,000	3,503,290

	City of Chula Vista COP, 5.25% due 3/1/2020 (Capital Facilities Project)	AA-/NR	1,300,000	1,498,237

	City of Chula Vista COP, 5.00% due 10/1/2024 (Police Facility Project)	AA-/A1	1,700,000	2,150,024

	City of Clovis, 5.00% due 3/1/2021 (Water System Facilities; Insured: BAM)	AA/A2	550,000	640,096

	City of Clovis, 5.00% due 3/1/2022 (Water System Facilities; Insured: BAM)	AA/A2	720,000	855,828

	City of Clovis, 5.00% due 3/1/2023 (Water System Facilities; Insured: BAM)	AA/A2	1,000,000	1,214,630

	City of Folsom, 5.00% due 12/1/2016 (Community Facilities District No. 2)	A+/NR	1,100,000	1,119,074

	City of Folsom, 5.00% due 12/1/2018 (Community Facilities District No. 2)	A+/NR	965,000	1,053,828

	City of Los Angeles Community Facilities District No. 4, 4.00% due 9/1/2016 (Playa Vista - Phase 1)	BBB+/NR	650,000	653,764

	City of Los Angeles Community Facilities District No. 4, 4.00% due 9/1/2017 (Playa Vista - Phase 1)	BBB+/NR	500,000	518,880

	City of Los Angeles COP, 3.00% due 11/1/2030 put 2/1/2018 (American Academy of Dramatic Arts; LOC: TD Bank, N.A.)	NR/Aa2	2,490,000	2,548,440

[b]	City of Los Angeles GO, 3.00% due 6/29/2017 (Cash Flow Management)	SP-1+/Mig1	4,000,000	4,091,760

	City of Manteca, 4.00% due 7/1/2016 (Water Supply System)	AA-/A1	300,000	300,030

	City of Manteca, 3.00% due 12/1/2016 (Wastewater Quality Control Facility)	AA-/Aa3	520,000	525,252

	City of Manteca, 4.00% due 7/1/2018 (Water Supply System)	AA-/A1	550,000	586,146

	City of Manteca, 4.00% due 12/1/2018 (Wastewater Quality Control Facility)	AA-/Aa3	375,000	403,365

	City of Manteca, 5.00% due 7/1/2019 (Water Supply System)	AA-/A1	400,000	450,000

	City of Manteca, 5.00% due 7/1/2021 (Water Supply System)	AA-/A1	1,000,000	1,190,940

	City of Manteca, 5.00% due 7/1/2023 (Water Supply System)	AA-/A1	650,000	785,947

	City of Moorpark Mobile Home Park, 4.90% due 5/15/2017 (Villa Del Arroyo)	A+/NR	215,000	219,820

	City of Porterville COP, 6.30% due 10/1/2018 (Public Service Capital Projects; Insured: AMBAC) (ETM)	NR/NR	685,000	731,100

	City of San Jose Financing Authority, 5.00% due 6/1/2019 (Civic Center Project)	AA/Aa3	650,000	730,730

	City of San Jose Financing Authority, 5.00% due 6/1/2020 (Civic Center Project)	AA/Aa3	600,000	695,214

	City of San Jose Financing Authority, 4.00% due 6/1/2021 (Civic Center Project)	AA/Aa3	1,000,000	1,140,550

	City of San Jose Financing Authority, 5.00% due 6/1/2022 (Civic Center Project)	AA/Aa3	745,000	906,024

	City of San Jose Financing Authority, 5.00% due 6/1/2023 (Civic Center Project)	AA/Aa3	1,000,000	1,241,590

	City of San Jose Financing Authority, 5.00% due 6/1/2024 (Civic Center Project)	AA/Aa3	750,000	935,917

	City of Torrance, 5.00% due 9/1/2020 (Torrance Memorial Medical Center)	BBB+/A3	1,155,000	1,328,365

	City of Torrance, 6.00% due 6/1/2022 (Torrance Memorial Medical Center)	BBB+/A3	2,600,000	2,637,596

	City of Vallejo, 5.00% due 5/1/2017 (Water Improvement Project; Insured: Natl-Re)	AA-/A3	1,240,000	1,244,824

	Community Development Commission of the City of Santa Fe Springs, 5.00% due 9/1/2018 (Redevelopment Project; Insured: Natl-Re)	AA-/A3	1,235,000	1,296,034

	Community Facilities District No. 86-1 of the Irvine USD, 5.25% due 9/1/2017 (Educational Facilities; Insured: AGM)	AA/NR	250,000	262,388

	Corona-Norco USD GO, 0% due 9/1/2017 (Insured: AGM)	AA/Aa2	1,595,000	1,578,635

	Coronado Community Development Agency, 0% due 9/1/2016 (Insured: AGM)	AA/A2	225,000	224,766

	County of El Dorado Community Facilities District, 5.00% due 9/1/2019 (El Dorado Hills Development)	A/NR	1,700,000	1,899,886

[b]	County of Los Angeles GO, 3.00% due 6/30/2017 (Cash Management Program)	SP-1+/Mig1	12,000,000	12,290,400

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2020 (Bunker Hill Project)	AA-/NR	1,000,000	1,154,780

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2021 (Bunker Hill Project)	AA-/NR	2,500,000	2,960,575

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2022 (Bunker Hill Project)	AA-/NR	1,000,000	1,207,880

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2023 (Bunker Hill Project)	AA-/NR	1,000,000	1,231,930

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2024 (Bunker Hill Project)	AA-/NR	500,000	626,005

County of Monterey COP, 5.25% due 8/1/2021 (Natividad Medical Center; Insured: AGM)	AA/A1	3,700,000	4,248,266

Delano Financing Authority, 5.00% due 12/1/2017 (Police Station and Capital Improvements)	A-/NR	1,085,000	1,146,248

Delano Financing Authority, 5.00% due 12/1/2018 (Police Station and Capital Improvements)	A-/NR	1,135,000	1,236,730

Delano Financing Authority, 5.00% due 12/1/2019 (Police Station and Capital Improvements)	A-/NR	1,195,000	1,341,184

Desert Sands USD COP, 4.00% due 3/1/2019 (Educational Facilities; Insured: BAM)	AA/A1	1,000,000	1,081,860

Desert Sands USD COP, 5.00% due 3/1/2020 (Educational Facilities; Insured: BAM)	AA/A1	700,000	799,134

Desert Sands USD COP, 5.00% due 3/1/2021 (Educational Facilities; Insured: BAM)	AA/A1	1,080,000	1,264,939

Elk Grove Finance Authority, 4.00% due 9/1/2020 (Poppy Ridge CFD No. 2003-1 and East Franklin CFD No. 2002-1)	A-/NR	575,000	643,172

Elk Grove Finance Authority, 5.00% due 9/1/2021 (Poppy Ridge CFD No. 2003-1 and East Franklin CFD No. 2002-1)	A-/NR	450,000	534,866

Elk Grove Finance Authority, 5.00% due 9/1/2025 (Poppy Ridge CFD No. 2003-1 and East Franklin CFD No. 2002-1)	A-/NR	750,000	955,890

Emeryville Redevelopment Agency, 5.00% due 9/1/2022 (Emeryville and Shellmound Park Projects; Insured: AGM)	AA/NR	2,775,000	3,398,959

Emeryville Redevelopment Agency, 5.00% due 9/1/2023 (Emeryville and Shellmound Park Projects; Insured: AGM)	AA/NR	2,420,000	3,028,485

Emeryville Redevelopment Agency, 5.00% due 9/1/2024 (Emeryville and Shellmound Park Projects; Insured: AGM)	AA/NR	3,900,000	4,972,071

Evergreen School District GO, 2.00% due 8/1/2016 (Educational Facilities Improvements)	NR/Aa2	2,250,000	2,253,060

Folsom Cordova USD COP, 5.00% due 4/1/2021 (Educational Facilities; Insured: AGM)	AA/NR	1,000,000	1,178,080

Fresno County USD GO, 5.90% due 8/1/2017 (Educational Facilities; Insured: Natl-Re)	AA-/A3	590,000	622,185

Fresno County USD GO, 5.90% due 8/1/2018 (Educational Facilities; Insured: Natl-Re)	AA-/A3	630,000	694,600

Fresno County USD GO, 5.90% due 8/1/2019 (Educational Facilities; Insured: Natl-Re)	AA-/A3	675,000	773,995

Fresno County USD GO, 5.00% due 2/1/2020 (Educational Facilities; Insured: Natl-Re)	AA-/A3	2,510,000	2,853,393

Fresno County USD GO, 5.90% due 8/1/2020 (Educational Facilities; Insured: Natl-Re)	AA-/A3	720,000	856,116

Fullerton Public Financing Authority, 5.00% due 9/1/2016 (Insured: AMBAC)	A/NR	1,775,000	1,788,135

Golden Empire Schools Financing Authority, 0.91% due 5/1/2017 put 7/8/2016 (Kern High School District) (weekly demand notes)	SP-1/Mig1	4,000,000	3,998,800

Government of Guam, 5.00% due 11/15/2023 (Economic Development)	A/NR	1,250,000	1,511,650

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Government of Guam, 5.00% due 11/15/2025 (Economic Development)	A/NR	4,175,000	5,199,921

Guam Power Authority, 5.00% due 10/1/2021 (Electric Power System; Insured: AGM)	AA/A2	1,275,000	1,509,829

Hacienda La Puente USD COP, 3.00% due 6/1/2017 (Educational Facilities; Insured: AGM)	AA/A1	160,000	163,570

Hacienda La Puente USD COP, 4.00% due 6/1/2018 (Educational Facilities; Insured: AGM)	AA/A1	705,000	749,767

Hacienda La Puente USD COP, 5.00% due 6/1/2019 (Educational Facilities; Insured: AGM)	AA/A1	875,000	982,319

Hacienda La Puente USD COP, 5.00% due 6/1/2020 (Educational Facilities; Insured: AGM)	AA/A1	740,000	857,431

Hacienda La Puente USD COP, 5.00% due 6/1/2022 (Educational Facilities; Insured: AGM)	AA/A1	575,000	700,166

Hacienda La Puente USD COP, 5.00% due 6/1/2023 (Educational Facilities; Insured: AGM)	AA/A1	1,535,000	1,910,430

Hacienda La Puente USD COP, 5.00% due 6/1/2024 (Educational Facilities; Insured: AGM)	AA/A1	880,000	1,117,943

Hacienda La Puente USD COP, 5.00% due 6/1/2025 (Educational Facilities; Insured: AGM)	AA/A1	1,300,000	1,680,107

Hemet USD GO, 4.00% due 8/1/2018 (Insured: AGM)	AA/NR	1,335,000	1,425,059

Irvine Ranch Water District, 0.36% due 10/1/2041 put 7/1/2016 (Water and Sewer System Improvements; LOC: U.S. Bank, N.A.) (daily demand notes)	AA-/Aa2	4,835,000	4,835,000

Irvine USD Community Facilities District No.09-1, 0.36% due 9/1/2053 put 7/1/2016 (Public Facilities Improvement Fund; LOC: U.S. Bank, N.A.) (daily demand notes)	AA-/Aa2	7,150,000	7,150,000

Jurupa Public Financing Authority, 4.50% due 9/1/2018 (Community Services District-Eastvale Area; Insured: AGM)	AA/NR	870,000	934,650

Jurupa Public Financing Authority, 4.50% due 9/1/2019 (Community Services District-Eastvale Area; Insured: AGM)	AA/NR	905,000	1,000,360

Jurupa Public Financing Authority, 4.50% due 9/1/2020 (Community Services District-Eastvale Area; Insured: AGM)	AA/NR	945,000	1,066,763

Kern High School District GO, 4.00% due 8/1/2016 (Insured: AGM)	A+/Aa2	500,000	501,520

Kern High School District GO, 4.00% due 8/1/2017 (Insured: AGM)	A+/Aa2	500,000	518,420

Kern High School District GO, 4.00% due 8/1/2018 (Insured: AGM)	A+/Aa2	500,000	534,700

La Quinta Redevelopment Agency, 5.00% due 9/1/2021 (Redevelopment Project Areas No. 1 and 2)	A+/NR	1,000,000	1,177,610

La Quinta Redevelopment Agency, 5.00% due 9/1/2022 (Redevelopment Project Areas No. 1 and 2)	A+/NR	2,000,000	2,403,120

La Quinta Redevelopment Agency, 5.00% due 9/1/2023 (Redevelopment Project Areas No. 1 and 2)	A+/NR	1,500,000	1,831,230

Lodi Public Financing Authority, 3.00% due 10/1/2016 (City Police Building and Jail)	A+/NR	830,000	834,416

Lodi Public Financing Authority, 5.00% due 10/1/2020 (City Police Building and Jail)	A+/NR	965,000	1,101,692

Lodi Public Financing Authority, 5.00% due 10/1/2021 (City Police Building and Jail)	A+/NR	1,020,000	1,188,147

Lodi Public Financing Authority, 5.00% due 10/1/2022 (City Police Building and Jail)	A+/NR	1,040,000	1,248,291

Lodi Public Financing Authority, 5.00% due 10/1/2023 (City Police Building and Jail)	A+/NR	1,120,000	1,337,986

Los Alamitos USD GO, 0% due 9/1/2016 (Educational Facilities) (ETM)	SP-1+/Aa2	2,000,000	1,998,280

Los Angeles Convention & Exhibition Center Authority, 5.00% due 8/15/2016 (ETM)	A+/A1	2,100,000	2,111,970

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Los Angeles Convention & Exhibition Center Authority, 5.00% due 8/15/2017 (ETM)	A+/A1	1,660,000	1,743,498

Los Angeles County Public Works Financing Authority, 5.25% due 10/1/2016 (Regional Park and Open Space District; Insured: AGM)	AA/Aa1	700,000	708,379

Los Angeles County Public Works Financing Authority, 5.00% due 8/1/2018 (Multiple Capital Projects)	AA/A1	2,060,000	2,247,831

Los Angeles County Sanitation District Financing Authority, 5.00% due 10/1/2016 (Capital Projects)	AA+/Aa1	4,000,000	4,046,480

Los Angeles County Schools Pooled Financing Program COP, 5.00% due 6/1/2022 (Compton USD; Insured: AGM)	AA/A2	1,500,000	1,811,655

Los Angeles County Schools Regionalized Business Services Corp. COP, 0% due 8/1/2021 (Insured: AMBAC)	NR/NR	2,135,000	1,932,858

Los Angeles Department of Airports, 5.50% due 5/15/2018 (Los Angeles International Airport) (AMT)	AA/Aa3	2,000,000	2,178,720

Los Angeles Department of Water and Power, 5.00% due 7/1/2024 (Power System Capital Improvements)	AA-/Aa2	1,000,000	1,287,830

Los Angeles Department of Water and Power, 5.00% due 7/1/2025 (Power System Capital Improvements)	AA-/Aa2	500,000	656,455

Los Angeles Department of Water and Power, 5.00% due 7/1/2026 (Power System Capital Improvements)	AA-/Aa2	300,000	394,854

Los Angeles Department of Water and Power, 0.33% due 7/1/2035 put 7/1/2016 (Power System Capital Improvements; SPA: Citibank, N.A.) (daily demand notes)	AA-/Aa2	3,600,000	3,600,000

Los Angeles Municipal Improvement Corp., 5.00% due 11/1/2017 (Capital Equipment)	A+/A2	3,235,000	3,423,503

Los Angeles Municipal Improvement Corp., 5.00% due 3/1/2018 (Capital Equipment)	A+/A2	4,765,000	5,107,508

Los Angeles USD COP, 5.00% due 10/1/2016 (Educational Facilities and Information Technology Infrastructure; Insured: AMBAC)	A+/A1	425,000	429,862

Los Angeles USD COP, 5.50% due 12/1/2018 (Educational Facilities and Information Technology Infrastructure)	A+/A1	2,000,000	2,233,740

Los Angeles USD GO, 5.00% due 7/1/2022 (Educational Facilities and Information Technology Infrastructure)	AA-/Aa2	2,750,000	3,381,262

Los Angeles USD GO, 5.00% due 7/1/2022 (Educational Facilities and Information Technology Infrastructure)	AA-/Aa2	6,360,000	7,819,938

Los Angeles USD GO, 5.00% due 7/1/2023 (Educational Facilities and Information Technology Infrastructure)	AA-/Aa2	3,000,000	3,771,570

Los Angeles USD GO, 5.00% due 7/1/2024 (Educational Facilities and Information Technology Infrastructure)	AA-/Aa2	3,000,000	3,854,220

Lynwood USD GO, 5.00% due 8/1/2023 (Insured: AGM)	AA/A2	1,000,000	1,246,120

Manteca USD Community Facilities District No. 1989-2, 3.00% due 9/1/2016 (Educational Facilities; Insured: AGM)	AA/A2	410,000	411,566

Manteca USD Community Facilities District No. 1989-2, 4.00% due 9/1/2018 (Educational Facilities; Insured: AGM)	AA/A2	500,000	531,805

Manteca USD Community Facilities District No. 1989-2, 4.00% due 9/1/2019 (Educational Facilities; Insured: AGM)	AA/A2	870,000	948,161

Manteca USD Community Facilities District No. 1989-2, 5.00% due 9/1/2020 (Educational Facilities; Insured: AGM)	AA/A2	1,425,000	1,637,425

Manteca USD Community Facilities District No. 1989-2, 5.00% due 9/1/2021 (Educational Facilities; Insured: AGM)	AA/A2	750,000	881,565

Manteca USD Community Facilities District No. 1989-2, 5.00% due 9/1/2023 (Educational Facilities; Insured: AGM)	AA/A2	500,000	611,670

Mark West Union School District GO, 4.125% due 8/1/2020 (Educational Facilities; Insured: Natl-Re)	AA/A3	1,275,000	1,279,067

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Metropolitan Water District of Southern California, 0.61% due 7/1/2036 put 8/16/2016	A-1+/Aa1	7,495,000	7,495,000

Milpitas Redevelopment Agency, 3.00% due 9/1/2016 (Redevelopment Project Area No. 1)	AA-/NR	1,000,000	1,004,290

Milpitas Redevelopment Agency, 4.00% due 9/1/2017 (Redevelopment Project Area No. 1)	AA-/NR	1,000,000	1,039,470

Milpitas Redevelopment Agency, 5.00% due 9/1/2025 (Redevelopment Project Area No. 1)	AA-/NR	2,300,000	2,969,691

Modesto Irrigation District, 5.00% due 7/1/2022 (San Joaquin Valley Electric System)	A+/A2	1,000,000	1,224,330

Moreno Valley Public Financing Authority, 5.00% due 11/1/2024 (Public Improvements)	A+/NR	1,455,000	1,804,113

Municipal Improvement Corp. of Los Angeles, 5.00% due 11/1/2024 (Capital Equipment)	A+/NR	9,810,000	12,424,757

Municipal Improvement Corp. of Los Angeles, 5.00% due 11/1/2025 (Acquisition and Improvement of Real Property)	A+/NR	6,750,000	8,720,257

Murrieta Valley USD Public Financing Authority GO, 5.00% due 9/1/2023 (Educational Facilities; Insured: BAM)	AA/NR	1,080,000	1,348,207

Natomas USD GO, 5.00% due 8/1/2024 (Insured: BAM)	AA/A1	2,425,000	3,032,196

North City West School Facilities Financing Authority, 5.00% due 9/1/2021 (Carmel Valley; Insured: AGM)	AA/NR	2,155,000	2,559,041

North City West School Facilities Financing Authority, 5.00% due 9/1/2022 (Carmel Valley; Insured: AGM)	AA/NR	2,260,000	2,740,205

Northern California Power Agency, 5.00% due 7/1/2016 (Hydroelectric Project)	A+/A1	500,000	500,065

Northern California Power Agency, 5.00% due 7/1/2017 (Hydroelectric Project)	A+/A1	100,000	104,485

Northern California Power Agency, 5.00% due 7/1/2018 (Hydroelectric Project)	A+/A1	1,250,000	1,359,850

Northern California Power Agency, 5.00% due 6/1/2019 (Lodi Energy Center)	A-/A2	2,340,000	2,632,055

Oakland USD GO, 5.00% due 8/1/2022 (County of Alameda Educational Facilities)	NR/NR	745,000	882,192

Oakland USD GO, 5.00% due 8/1/2023 (County of Alameda Educational Facilities)	NR/NR	700,000	845,460

Oakland USD GO, 5.00% due 8/1/2025 (County of Alameda Educational Facilities)	NR/NR	1,300,000	1,626,118

Palomar Pomerado Health GO, 0% due 8/1/2019 (Insured: AGM)	AA/A2	2,000,000	1,918,260

Palomar Pomerado Health GO, 0% due 8/1/2021 (Insured: Natl-Re)	AA-/A2	2,850,000	2,597,661

Pasadena USD GO, 5.00% due 8/1/2024 (Educational Facilities Improvements)	A+/Aa2	250,000	320,448

Pasadena USD GO, 5.00% due 8/1/2024 (2019 Crossover)	A+/Aa2	800,000	1,025,432

Pasadena USD GO, 5.00% due 8/1/2025 (Educational Facilities Improvements)	A+/Aa2	365,000	476,862

Pasadena USD GO, 5.00% due 8/1/2025 (2019 Crossover)	A+/Aa2	1,000,000	1,306,470

Pasadena USD GO, 5.00% due 8/1/2026 (Educational Facilities Improvements)	A+/Aa2	500,000	662,685

Pasadena USD GO, 5.00% due 8/1/2026 (2019 Crossover)	A+/Aa2	1,000,000	1,325,370

Pomona USD GO, 6.10% due 2/1/2020 (Educational Facilities Improvements; Insured: Natl-Re)	AA-/A3	465,000	546,556

Redding Electrical Systems COP, 5.00% due 6/1/2020 (Insured: AGM)	NR/A2	2,500,000	2,712,400

Redevelopment Agency of the City and County of San Francisco, 5.00% due 6/1/2020 (Yerba Buena Center Redevelopment Project Area; Insured: AGM)	AA/A1	1,730,000	1,991,939

Redevelopment Agency of the City and County of San Francisco Community Facilities District No. 4, 0.39% due 8/1/2032 put 7/1/2016 (Mission Bay North Public Improvements; LOC: Bank of America, N.A.) (daily demand notes)	NR/A1	3,490,000	3,490,000

8

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Redevelopment Agency of the City of Rialto, 5.00% due 9/1/2023 (Merged Project Area; Insured: BAM)	AA/NR	550,000	674,504

Redevelopment Agency of the City of Rialto, 5.00% due 9/1/2024 (Merged Project Area; Insured: BAM)	AA/NR	500,000	625,920

Regents of the University of California, 4.00% due 5/15/2017 (Campus Housing and Facilities)	AA-/Aa3	1,250,000	1,288,062

Ridgecrest Redevelopment Agency, 5.00% due 6/30/2017 (Redevelopment Project)	A-/NR	1,055,000	1,097,211

Ridgecrest Redevelopment Agency, 5.25% due 6/30/2018 (Redevelopment Project)	A-/NR	1,050,000	1,137,927

Ridgecrest Redevelopment Agency, 5.50% due 6/30/2019 (Redevelopment Project)	A-/NR	1,050,000	1,186,636

Ridgecrest Redevelopment Agency, 5.50% due 6/30/2020 (Redevelopment Project)	A-/NR	1,040,000	1,210,186

Riverside County Infrastructure Financing Authority, 2.00% due 11/1/2016 (Capital Improvement Projects)	AA-/NR	1,500,000	1,507,665

Riverside County Infrastructure Financing Authority, 3.00% due 11/1/2017 (Capital Improvement Projects)	AA-/NR	1,000,000	1,031,980

Riverside County Infrastructure Financing Authority, 4.00% due 11/1/2018 (Capital Improvement Projects)	AA-/NR	1,000,000	1,076,560

Riverside County Infrastructure Financing Authority, 4.00% due 11/1/2019 (Capital Improvement Projects)	AA-/NR	1,700,000	1,880,081

Riverside County Infrastructure Financing Authority, 5.00% due 11/1/2020 (Capital Improvement Projects)	AA-/NR	605,000	709,629

Riverside County Infrastructure Financing Authority, 5.00% due 11/1/2021 (Capital Improvement Projects)	AA-/NR	500,000	600,775

Riverside County Palm Desert Financing Authority, 6.00% due 5/1/2022 (Palm Desert Sheriff’s Station Facilities)	AA-/A2	2,600,000	2,841,228

Riverside County Public Financing Authority, 4.00% due 11/1/2017 (Capital Facilities Project)	AA-/NR	550,000	574,365

Riverside County Public Financing Authority, 5.00% due 11/1/2019 (Capital Facilities Project)	AA-/NR	2,000,000	2,269,320

Riverside County Public Financing Authority, 4.00% due 11/1/2020 (Capital Facilities Project)	AA-/NR	465,000	522,986

Riverside County Public Financing Authority, 5.00% due 11/1/2021 (Capital Facilities Project)	AA-/NR	1,000,000	1,196,570

Riverside County Public Financing Authority, 5.00% due 11/1/2025 (Capital Facilities Project)	AA-/NR	1,000,000	1,287,890

Riverside USD Financing Authority, 3.00% due 9/1/2016 (Educational Facilities; Insured: BAM)	AA/NR	500,000	502,035

Riverside USD Financing Authority, 4.00% due 9/1/2017 (Educational Facilities; Insured: BAM)	AA/NR	285,000	295,773

Riverside USD Financing Authority, 5.00% due 9/1/2019 (Educational Facilities; Insured: BAM)	AA/NR	950,000	1,070,678

Riverside USD Financing Authority, 5.00% due 9/1/2022 (Educational Facilities; Insured: BAM)	AA/NR	215,000	260,260

Riverside USD Financing Authority, 5.00% due 9/1/2024 (Educational Facilities; Insured: BAM)	AA/NR	680,000	854,794

Riverside USD Financing Authority, 5.00% due 9/1/2025 (Educational Facilities; Insured: BAM)	AA/NR	350,000	440,906

Rosemead Community Development Commission, 5.00% due 10/1/2016 (Redevelopment Project Area No. 1; Insured: AMBAC)	A/NR	700,000	707,497

Roseville Natural Gas Financing Authority, 5.00% due 2/15/2017	BBB+/Baa1	1,390,000	1,420,649

9

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Sacramento City Financing Authority, 0% due 11/1/2016 (Multiple Redevelopment Project Areas; Insured: Nat’l-Re)	AA-/A3	3,200,000	3,192,384

	Sacramento City Schools Joint Power Financing Authority, 5.00% due 3/1/2021 (Sacramento City USD Educational Facility Sublease; Insured: BAM)	AA/NR	830,000	974,188

	Sacramento City Schools Joint Power Financing Authority, 5.00% due 3/1/2022 (Sacramento City USD Educational Facility Sublease; Insured: BAM)	AA/NR	775,000	930,535

	Sacramento City Schools Joint Power Financing Authority, 5.00% due 3/1/2023 (Sacramento City USD Educational Facility Sublease; Insured: BAM)	AA/NR	815,000	1,000,429

	Sacramento City Schools Joint Power Financing Authority, 5.00% due 3/1/2024 (Sacramento City USD Educational Facility Sublease; Insured: BAM)	AA/NR	765,000	957,352

	Sacramento City Schools Joint Power Financing Authority, 5.00% due 3/1/2025 (Sacramento City USD Educational Facility Sublease; Insured: BAM)	AA/NR	2,175,000	2,704,678

	Sacramento City USD GO, 5.00% due 7/1/2018 (Educational Facilities Improvements; Insured: AGM)	AA/NR	360,000	391,338

	Sacramento City USD GO, 4.00% due 7/1/2019 (Educational Facilities Improvements)	A+/A1	5,455,000	5,976,989

	Sacramento City USD GO, 5.00% due 7/1/2019 (Educational Facilities Improvements; Insured: AGM)	AA/NR	635,000	715,994

	Sacramento City USD GO, 5.00% due 7/1/2020 (Educational Facilities Improvements; Insured: AGM)	AA/NR	500,000	581,385

	Sacramento City USD GO, 5.00% due 7/1/2021 (Educational Facilities Improvements)	A+/A1	3,600,000	4,297,068

	Sacramento City USD GO, 5.00% due 7/1/2021 (Educational Facilities Improvements; Insured: AGM)	AA/NR	400,000	477,884

	Sacramento City USD GO, 5.00% due 7/1/2022 (Educational Facilities Improvements; Insured: AGM)	AA/NR	700,000	857,031

	Sacramento Cogeneration Authority, 5.00% due 7/1/2019 (Procter & Gamble Project)	AA-/Aa3	625,000	703,925

	Sacramento Municipal Utility District, 0.42% due 8/15/2028 put 7/1/2016 (Electric System; LOC: Bank of America N.A.) (daily demand notes)	AA+/A1	7,000,000	7,000,000

	Salinas Valley Solid Waste Authority, 5.00% due 8/1/2023 (Insured: AGM) (AMT)	AA/A2	1,530,000	1,843,528

	San Diego County Regional Transportation Commission, 0.38% due 4/1/2038 put 7/8/2016 (SPA: JPMorgan Chase Bank, N.A.) (weekly demand notes)	AAA/Aa2	3,000,000	3,000,000

	San Diego Redevelopment Agency, 5.00% due 9/1/2018 (Centre City Redevelopment; Insured: AMBAC)	NR/A2	3,215,000	3,240,206

	San Diego Redevelopment Agency, 0% due 9/1/2019 (Centre City Redevelopment; Insured: AGM)	AA/A2	1,910,000	1,826,609

	San Diego USD GO, 3.00% due 7/1/2017 (Educational System Capital Projects)	NR/Aa2	5,000,000	5,122,350

	San Diego USD GO, 5.50% due 7/1/2020 (Educational System Capital Projects; Insured: Natl-Re)	AA-/Aa2	1,390,000	1,648,665

	San Diego USD GO, 5.00% due 7/1/2023 (Educational System Capital Projects)	AA-/Aa2	5,000,000	6,301,300

	San Diego USD GO, 5.00% due 7/1/2024 (Educational System Capital Projects)	AA-/Aa2	3,000,000	3,810,690

[a]	San Francisco City and County Airports Commission, 5.00% due 5/1/2026 (San Francisco International Airport)	A+/A1	5,000,000	6,596,650

	San Francisco City and County Redevelopment Agency, 5.00% due 8/1/2019 (San Francisco Redevelopment Projects)	A+/NR	2,050,000	2,310,145

	San Francisco City and County Redevelopment Agency, 5.00% due 8/1/2020 (San Francisco Redevelopment Projects)	A+/NR	1,685,000	1,958,273

	San Francisco City and County Redevelopment Agency, 5.00% due 8/1/2021 (San Francisco Redevelopment Projects)	A+/NR	1,000,000	1,192,380

	San Joaquin Delta Community College District GO, 0% due 8/1/2019 (Insured: AGM)	AA/Aa2	5,000,000	4,663,800

	San Juan USD GO, 1.00% due 8/1/2016 (Educational Facilities)	NR/Aa2	3,000,000	3,001,470

10

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

San Mateo County Joint Powers Financing Authority, 5.00% due 6/15/2017 (Maple Street Correctional Center)	AA+/Aa2	750,000	782,295

San Mateo County Joint Powers Financing Authority, 5.00% due 7/15/2018 (County Capital Projects)	AA+/Aa2	800,000	867,184

San Mateo County Joint Powers Financing Authority, 5.00% due 6/15/2021 (Maple Street Correctional Center)	AA+/Aa2	410,000	489,913

San Mateo County Joint Powers Financing Authority, 5.00% due 6/15/2022 (Maple Street Correctional Center)	AA+/Aa2	1,000,000	1,224,920

San Mateo County Joint Powers Financing Authority, 5.00% due 6/15/2023 (Maple Street Correctional Center)	AA+/Aa2	585,000	733,140

San Mateo Union High School District GO, 0% due 9/1/2019 (Educational Facilities; Insured: Natl-Re)	AA+/Aaa	2,000,000	1,933,880

Santa Ana Financing Authority, 6.25% due 7/1/2018 (Police Administration & Holding Facility; Insured: Natl-Re) (ETM)	AA-/A3	1,000,000	1,112,520

Santa Ana Financing Authority, 6.25% due 7/1/2018 (Police Administration & Holding Facility; Insured: Natl-Re)	AA-/A3	1,000,000	1,104,480

Santa Ana USD GO, 0% due 8/1/2020 (Insured: Natl-Re)	AA-/A3	2,035,000	1,916,258

Santa Clara County Financing Authority, 4.00% due 5/15/2017 (Multiple Facilities Projects) (ETM)	AA+/A1	1,000,000	1,030,090

Santa Clara County Financing Authority, 5.00% due 5/15/2025 (Multiple Facilities Projects)	AA+/NR	6,755,000	8,758,533

Santa Clara Valley Transportation Authority, 0.39% due 6/1/2026 put 7/1/2016 (SPA: State Street Bank & Trust Co.) (daily demand notes)	AAA/NR	1,100,000	1,100,000

Semitropic Water Storage Improvement District, 5.00% due 12/1/2022 (Irrigation Water System; Insured: AGM)	AA/A2	400,000	492,456

Semitropic Water Storage Improvement District, 5.00% due 12/1/2023 (Irrigation Water System; Insured: AGM)	AA/A2	500,000	628,690

Semitropic Water Storage Improvement District, 5.00% due 12/1/2024 (Irrigation Water System; Insured: AGM)	AA/A2	500,000	640,955

Semitropic Water Storage Improvement District, 5.00% due 12/1/2025 (Irrigation Water System; Insured: AGM)	AA/A2	1,110,000	1,444,110

Solano County COP, 5.00% due 11/15/2016 (Health & Social Services Headquarters)	AA-/A1	1,000,000	1,016,580

South San Francisco USD GO, 4.00% due 6/15/2018 (Educational Facilities) (ETM)	SP-1+/NR	5,000,000	5,330,800

Southeast Resource Recovery Facilities Authority, 5.25% due 12/1/2017 (Insured: AMBAC)	AA-/A2	1,000,000	1,004,130

Southeast Resource Recovery Facilities Authority, 5.375% due 12/1/2018 (Insured: AMBAC) (AMT)	AA-/A2	2,000,000	2,008,480

Southern California Public Power Authority, 5.00% due 7/1/2016 (Southern Transmission Project)	AA-/NR	2,000,000	2,000,260

Southern California Public Power Authority, 0.40% due 7/1/2036 put 7/1/2016 (Magnolia Power Project; LOC: U.S. Bank, N.A.) (daily demand notes)	AAA/Aa1	15,270,000	15,270,000

State of California Department of Water Resources, 5.00% due 12/1/2016 (Central Valley Water System)	AAA/NR	995,000	1,014,353

State of California Department of Water Resources, 5.00% due 12/1/2016 pre-refunded 12/1/2016 (Central Valley Water System) (ETM)	NR/NR	5,000	5,096

State of California Economic Recovery GO, 5.00% due 7/1/2018 (ETM)	AA+/Aaa	2,330,000	2,534,760

State of California Economic Recovery GO, 5.00% due 7/1/2018 (ETM)	AA+/Aaa	670,000	728,880

State of California GO, 4.00% due 8/1/2016 (Various Capital Projects)	AA-/Aa3	500,000	501,545

State of California GO, 4.75% due 9/1/2018 (Various Capital Projects; Insured: AGM)	AA/Aa3	220,000	221,690

State of California GO, 5.00% due 9/1/2020 (Various Capital Projects)	AA-/Aa3	2,000,000	2,338,660

11

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Successor Agency to the City Colton Redevelopment Agency, 5.00% due 8/1/2021 (Multiple Redevelopment Project Areas; Insured: BAM)	AA/NR	940,000	1,098,916

Successor Agency to the City Colton Redevelopment Agency, 5.00% due 8/1/2023 (Multiple Redevelopment Project Areas; Insured: BAM)	AA/NR	925,000	1,125,151

Successor Agency to the City Colton Redevelopment Agency, 5.00% due 8/1/2025 (Multiple Redevelopment Project Areas; Insured: BAM)	AA/NR	950,000	1,196,420

Successor Agency to the City of Riverside Redevelopment Agency, 5.00% due 9/1/2023 (Multiple Redevelopment Project Areas)	AA-/NR	1,735,000	2,156,484

Successor Agency to the City of Riverside Redevelopment Agency, 5.00% due 9/1/2024 (Multiple Redevelopment Project Areas)	AA-/NR	1,250,000	1,583,700

Successor Agency to the City of Sacramento Redevelopment Agency, 2.00% due 12/1/2016 (Multiple Redevelopment Project Areas)	A/NR	1,000,000	1,005,580

Successor Agency to the City of Sacramento Redevelopment Agency, 3.00% due 12/1/2017 (Multiple Redevelopment Project Areas)	A/NR	1,315,000	1,356,186

Successor Agency to the City of San Diego Redevelopment Agency, 5.00% due 9/1/2025 (Multiple Redevelopment Project Areas)	AA-/NR	2,745,000	3,577,860

Successor Agency to the City of San Diego Redevelopment Agency, 5.00% due 9/1/2026 (Multiple Redevelopment Project Areas)	AA-/NR	1,500,000	1,936,260

Successor Agency to the Community Development Agency of the City of Menlo Park, 3.00% due 10/1/2017 (Las Pulgas Community Development Project)	A+/NR	655,000	674,585

Successor Agency to the Community Development Agency of the City of Menlo Park, 5.00% due 10/1/2019 (Las Pulgas Community Development Project)	A+/NR	400,000	452,864

Successor Agency to the Community Development Agency of the City of Menlo Park, 5.00% due 10/1/2020 (Las Pulgas Community Development Project)	A+/NR	325,000	379,246

Successor Agency to the Community Development Agency of the City of Menlo Park, 5.00% due 10/1/2021 (Las Pulgas Community Development Project; Insured: AGM)	AA/NR	1,250,000	1,502,362

Successor Agency to the Community Development Agency of the City of Menlo Park, 5.00% due 10/1/2022 (Las Pulgas Community Development Project; Insured: AGM)	AA/NR	900,000	1,102,221

Successor Agency to the Community Development Agency of the City of Menlo Park, 5.00% due 10/1/2025 (Las Pulgas Community Development Project; Insured: AGM)	AA/NR	500,000	646,650

Successor Agency to the Community Redevelopment Agency of the City of Palmdale, 5.00% due 9/1/2024 (Merged Redevelopment Project Areas)	A+/NR	600,000	759,120

Successor Agency to the Community Redevelopment Agency of the City of Palmdale, 5.00% due 9/1/2025 (Merged Redevelopment Project Areas)	A+/NR	450,000	575,870

Successor Agency to the Community Redevelopment Agency of the City of Palmdale, 5.00% due 9/1/2026 (Merged Redevelopment Project Areas)	A+/NR	550,000	713,465

Successor Agency to the Poway Redevelopment Agency, 5.00% due 6/15/2025 (Paguay Redevelopment Project)	AA-/NR	4,665,000	6,057,782

Successor Agency to the Rancho Cucamonga Redevelopment Project, 5.00% due 9/1/2023 (Rancho Redevelopment Project Area; Insured: AGM)	AA/NR	1,000,000	1,253,770

Successor Agency to the Rancho Cucamonga Redevelopment Project, 5.00% due 9/1/2024 (Rancho Redevelopment Project Area: Insured: AGM)	AA/NR	2,000,000	2,555,100

Successor Agency to the Richmond County Redevelopment Agency, 5.00% due 9/1/2022 (Joint Powers Financing Authority & Harbour Redevelopment Project; Insured: BAM)	AA/NR	400,000	479,584

Successor Agency to the Richmond County Redevelopment Agency, 5.00% due 9/1/2023 (Joint Powers Financing Authority & Harbour Redevelopment Project; Insured: BAM)	AA/NR	400,000	487,324

Successor Agency to the Richmond County Redevelopment Agency, 5.00% due 9/1/2024 (Joint Powers Financing Authority & Harbour Redevelopment Project; Insured: BAM)	AA/NR	450,000	558,158

Temecula Valley USD Financing Authority, 3.00% due 9/1/2016 (Educational Facilities; Insured: BAM)	AA/NR	580,000	582,361

12

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Temecula Valley USD Financing Authority, 4.00% due 9/1/2017 (Educational Facilities; Insured: BAM)	AA/NR	400,000	415,280

Temecula Valley USD Financing Authority, 5.00% due 9/1/2018 (Educational Facilities; Insured: BAM)	AA/NR	325,000	354,075

Temecula Valley USD Financing Authority, 5.00% due 9/1/2019 (Educational Facilities; Insured: BAM)	AA/NR	375,000	422,636

Temecula Valley USD Financing Authority, 5.00% due 9/1/2020 (Educational Facilities; Insured: BAM)	AA/NR	400,000	463,804

Temecula Valley USD Financing Authority, 5.00% due 9/1/2021 (Educational Facilities; Insured: BAM)	AA/NR	515,000	613,077

Temecula Valley USD Financing Authority, 5.00% due 9/1/2022 (Educational Facilities; Insured: BAM)	AA/NR	275,000	333,251

Temecula Valley USD Financing Authority, 5.00% due 9/1/2023 (Educational Facilities; Insured: BAM)	AA/NR	300,000	370,806

Temecula Valley USD Financing Authority, 5.00% due 9/1/2024 (Educational Facilities; Insured: BAM)	AA/NR	300,000	377,115

Temecula Valley USD Financing Authority, 5.00% due 9/1/2025 (Educational Facilities; Insured: BAM)	AA/NR	300,000	377,919

Trustees of the California State University, 5.00% due 11/1/2026 (Educational Facilities Improvements)	AA-/Aa2	1,000,000	1,320,360

Tuolumne Wind Project Authority, 5.00% due 1/1/2018	AA-/A2	1,690,000	1,796,876

Turlock Irrigation District, 5.00% due 1/1/2019	AA-/A2	1,000,000	1,104,920

Ukiah USD GO, 0% due 8/1/2019 (Insured: Natl-Re)	AA-/A1	2,000,000	1,942,640

Upper Lake Union High School District GO, 0% due 8/1/2020 (Insured: Natl-Re)	NR/A3	1,050,000	923,212

Ventura County Public Financing Authority, 5.00% due 11/1/2023 (Office Building Purchase and Improvements)	AA+/Aa2	500,000	638,005

Ventura County Public Financing Authority, 5.00% due 11/1/2024 (Office Building Purchase and Improvements)	AA+/Aa2	1,060,000	1,345,575

Virgin Islands Public Finance Authority, 5.00% due 10/1/2017	BBB-/B1	1,440,000	1,496,246

Vista Redevelopment Agency, 5.00% due 9/1/2019 (Vista Redevelopment Project; Insured: AGM)	AA/NR	300,000	338,676

Vista Redevelopment Agency, 5.00% due 9/1/2020 (Vista Redevelopment Project; Insured: AGM)	AA/NR	275,000	319,437

Vista Redevelopment Agency, 5.00% due 9/1/2021 (Vista Redevelopment Project; Insured: AGM)	AA/NR	265,000	315,856

Vista Redevelopment Agency, 5.00% due 9/1/2022 (Vista Redevelopment Project; Insured: AGM)	AA/NR	335,000	408,248

Vista Redevelopment Agency, 5.00% due 9/1/2023 (Vista Redevelopment Project; Insured: AGM)	AA/NR	400,000	497,788

Walnut Improvement Agency, 4.00% due 3/1/2017 (City of Walnut Improvement Plan; Insured: BAM)	AA/NR	1,000,000	1,020,340

Walnut Improvement Agency, 4.00% due 3/1/2018 (City of Walnut Improvement Plan; Insured: BAM)	AA/NR	1,000,000	1,049,710

Walnut Improvement Agency, 5.00% due 3/1/2019 (City of Walnut Improvement Plan; Insured: BAM)	AA/NR	400,000	441,220

Washington USD Yolo County COP, 5.00% due 8/1/2017 (West Sacramento High School; Insured: AMBAC)	A/NR	725,000	759,894

Washington USD Yolo County COP, 5.00% due 8/1/2021 (West Sacramento High School; Insured: AMBAC)	A/NR	910,000	947,638

Washington USD Yolo County COP, 5.00% due 8/1/2022 (West Sacramento High School; Insured: AMBAC)	A/NR	2,010,000	2,093,134

Westminster Redevelopment Agency, 5.00% due 8/1/2024 (Commercial Redevelopment Project No. 1; Insured: AGM)	AA/A2	1,205,000	1,299,412

13

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Whittier Union High School GO, 5.00% due 8/1/2016 (School Facilities Improvements)	AA-/Aa1	6,180,000	6,204,411

TOTAL INVESTMENTS — 96.84% (Cost $660,359,486)			$692,517,028

OTHER ASSETS LESS LIABILITIES — 3.16%			22,573,336

NET ASSETS — 100.00%			$715,090,364

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

a	Segregated as collateral for a when-issued security.

b	When-issued security.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ACA	Insured by American Capital Access

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax

BAM	Insured by Build America Mutual Insurance Co.

COP	Certificates of Participation

ETM	Escrowed to Maturity

FHA	Insured by Federal Housing Administration

GO	General Obligation

HFFA	Health Facilities Financing Authority

Mtg	Mortgage

Natl-Re	Insured by National Public Finance Guarantee Corp.

USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization

Thornburg California Limited Term Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).

Significant accounting policies

The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The following summarizes the significant accounting policies of the Fund:

Valuation Policy and Procedures: Valuation of the Fund’s portfolio investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the Board of Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments,

14

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2016 (Unaudited)

assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

NOTE 2 – FAIR VALUE MEASUREMENT

Valuation Measurement: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (“FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

15

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2016 (Unaudited)

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2016. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurement at June 30, 2016
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$692,517,028	$-	$692,517,028	$-

Total Investments in Securities	$692,517,028	$-	$692,517,028	$-

In accordance with the guidance prescribed in FASB Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2016.

NOTE 3 – INVESTMENTS

At June 30, 2016, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$660,359,486

Gross unrealized appreciation on a tax basis	$32,195,338
Gross unrealized depreciation on a tax basis	(37,796)

Net unrealized appreciation (depreciation) on investments (tax basis)	$32,157,542

16

SCHEDULE OF INVESTMENTS

Thornburg New Mexico Intermediate Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2021 pre-refunded 7/1/2019 (New Mexico Utilities, Inc. Water System)	AA+/Aa2	$1,760,000	$1,981,690

Albuquerque Bernalillo County Water Utility Authority, 5.50% due 7/1/2025 pre-refunded 7/1/2019 (New Mexico Utilities, Inc. Water System)	AA+/Aa2	1,000,000	1,140,780

Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2026 pre-refunded 7/1/2018 (San Juan-Chama Drinking Water Project)	AA+/Aa2	1,420,000	1,543,611

Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2026 (2005 NMFA Loan and Joint Water and Sewer System Improvements)	AA+/Aa2	2,000,000	2,524,340

Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2031 (2007 NMFA Loan and Joint Water and Sewer System Improvements)	AA+/Aa2	500,000	630,065

Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2032 (2007 NMFA Loan and Joint Water and Sewer System Improvements)	AA+/Aa2	1,000,000	1,255,410

Albuquerque Municipal School District No. 12 GO, 5.00% due 8/1/2016 (Bernalillo and Sandoval Counties School Facilities) (State Aid Withholding)	AA/Aa1	3,700,000	3,714,541

Albuquerque Municipal School District No. 12 GO, 5.00% due 8/1/2019 (Bernalillo and Sandoval Counties School Facilities) (State Aid Withholding)	AA/Aa1	3,585,000	4,053,022

Albuquerque Municipal School District No. 12 GO, 4.00% due 8/1/2029 (Bernalillo and Sandoval Counties School Facilities) (State Aid Withholding)	AA/Aa1	1,300,000	1,475,409

Bernalillo County, 5.00% due 4/1/2021 (Government Services; Insured: Natl-Re)	AAA/Aa2	3,000,000	3,310,620

Bernalillo County, 5.25% due 10/1/2022 (Government Services; Insured: AMBAC)	AAA/Aa2	3,170,000	3,943,258

Bernalillo County, 5.25% due 10/1/2023 (Government Services; Insured: AMBAC)	AAA/Aa2	1,275,000	1,618,689

Bernalillo County, 5.25% due 10/1/2025 (Government Services; Insured: AMBAC)	AAA/Aa2	3,850,000	5,027,984

Bernalillo County, 5.25% due 4/1/2027 (Government Services)	AAA/Aa2	300,000	381,924

Bernalillo County, 5.70% due 4/1/2027 (Government Services)	AAA/Aa2	3,000,000	3,943,830

Bernalillo County, 5.70% due 4/1/2027 (Government Services; Insured: Natl-Re)	AAA/Aa2	815,000	1,071,407

Bernalillo County GO, 4.00% due 8/15/2019 (Capital Improvements)	AAA/Aaa	1,505,000	1,657,261

Carlsbad Municipal School District GO, 5.00% due 8/1/2018 (Educational Facilities) (State Aid Withholding)	NR/Aa1	1,000,000	1,090,780

Carlsbad Municipal School District GO, 5.00% due 8/1/2023 (Educational Facilities) (State Aid Withholding)	NR/Aa1	1,650,000	2,065,486

Central New Mexico Community College GO, 5.00% due 8/15/2020 (Campus Buildings Acquisition & Improvements)	AA+/Aa1	1,375,000	1,605,354

Central New Mexico Community College GO, 5.00% due 8/15/2021 (Campus Buildings Acquisition & Improvements)	AA+/Aa1	1,435,000	1,718,872

Central New Mexico Community College GO, 5.00% due 8/15/2022 (Campus Buildings Acquisition & Improvements)	AA+/Aa1	1,100,000	1,349,788

Central New Mexico Community College GO, 4.00% due 8/15/2023 (Campus Buildings Acquisition & Improvements)	AA+/Aa1	1,920,000	2,170,502

Cibola County, 5.00% due 6/1/2025 (County Building Improvements)	NR/A2	360,000	447,098

Cibola County, 5.00% due 6/1/2025 (County Building Improvements)	NR/NR	355,000	440,889

City of Albuquerque, 5.00% due 7/1/2021 (Lodgers’ Tax Reserve Fund)	AAA/Aa2	1,340,000	1,498,803

City of Albuquerque, 5.00% due 7/1/2021 (Lodgers’ Tax Reserve Fund)	AAA/Aa2	3,000,000	3,355,530

City of Albuquerque, 5.00% due 7/1/2025 (I-25/Paseo del Norte Interchange)	AAA/Aa2	540,000	670,264

City of Albuquerque, 5.00% due 7/1/2027 (I-25/Paseo del Norte Interchange)	AAA/Aa2	555,000	686,796

City of Albuquerque, 5.00% due 7/1/2033 (City Infrastructure Improvements)	AAA/Aa2	1,100,000	1,372,701

City of Albuquerque, 5.00% due 7/1/2034 (City Infrastructure Improvements)	AAA/Aa2	1,200,000	1,491,900

City of Albuquerque GO, 4.00% due 7/1/2016 (City Infrastructure Improvements)	AAA/Aa1	275,000	275,028

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New Mexico Intermediate Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Farmington, 5.00% due 6/1/2017 (San Juan Regional Medical Center)	NR/A3	530,000	549,626

City of Farmington, 5.125% due 6/1/2018 (San Juan Regional Medical Center)	NR/A3	570,000	572,297

City of Farmington, 5.125% due 6/1/2019 (San Juan Regional Medical Center)	NR/A3	645,000	647,586

City of Farmington, 5.00% due 6/1/2022 (San Juan Regional Medical Center)	NR/A3	2,825,000	2,931,926

City of Farmington, 4.70% due 5/1/2024 (Arizona Public Service Co.-Four Corners Project)	A-/A2	965,000	1,081,495

City of Farmington, 4.70% due 9/1/2024 (Arizona Public Service Co.-Four Corners Project)	A-/A2	4,000,000	4,485,200

City of Farmington, 1.875% due 4/1/2029 put 4/1/2020 (Southern California Edison Co.-Four Corners Project)	A/Aa3	3,000,000	3,077,970

City of Gallup, 5.125% due 6/1/2017 (City Infrastructure Improvements)	NR/NR	140,000	144,802

City of Gallup, 5.00% due 8/15/2017 (Tri-State Generation & Transmission Assoc., Inc. Project; Insured: AMBAC)	A/A3	3,540,000	3,551,717

City of Gallup, 5.125% due 6/1/2019 (City Infrastructure Improvements)	NR/NR	310,000	338,241

City of Las Cruces, 4.00% due 6/1/2021 (Joint Utility System)	NR/Aa2	100,000	113,875

City of Las Cruces, 5.00% due 6/1/2021 (NMFA Loan)	NR/Aa3	730,000	834,529

City of Las Cruces, 4.00% due 6/1/2022 (Joint Utility System)	NR/Aa2	670,000	775,920

City of Las Cruces, 5.00% due 6/1/2022 (NMFA Loan)	NR/Aa3	765,000	878,503

City of Las Cruces, 4.00% due 6/1/2023 (Joint Utility System)	NR/Aa2	695,000	817,410

City of Las Cruces, 5.00% due 6/1/2023 (NMFA Loan)	NR/Aa3	800,000	917,152

City of Las Cruces, 5.00% due 6/1/2024 (NMFA Loan)	NR/Aa3	840,000	960,658

City of Las Cruces, 4.00% due 6/1/2025 (Joint Utility System)	NR/Aa2	750,000	905,235

City of Las Cruces, 5.00% due 6/1/2030 (NMFA Loan)	NR/Aa3	2,000,000	2,286,320

City of Las Cruces, 5.00% due 6/1/2037 (NMFA Loan)	NR/Aa3	5,000,000	5,677,100

City of Rio Rancho, 2.00% due 5/15/2017 (Water and Wastewater System)	AA-/Aa3	100,000	101,095

City of Santa Fe, 4.00% due 6/1/2017 (Public Facility Capital Projects)	AA+/NR	100,000	103,136

City of Santa Fe, 4.50% due 5/15/2027 (El Castillo Retirement Residences)	BBB-/NR	3,275,000	3,521,542

City of Santa Fe, 5.00% due 5/15/2034 (El Castillo Retirement Residences)	BBB-/NR	1,465,000	1,592,894

Colfax County, 5.00% due 9/1/2019 (Government Center Facility) ETM	A-/NR	465,000	496,653

Colfax County, 5.50% due 9/1/2029 pre-refunded 9/1/2019 (Government Center Facility)	A-/NR	2,510,000	2,877,840

County of Los Alamos, 4.875% due 6/1/2018 (Public Facilities)	AA+/A1	500,000	539,195

County of Los Alamos, 5.625% due 6/1/2023 pre-refunded 6/1/2018 (Public Facilities)	AA+/A1	1,000,000	1,095,310

County of Los Alamos, 5.75% due 6/1/2024 pre-refunded 6/1/2018 (Public Facilities)	AA+/A1	3,000,000	3,293,070

County of Los Alamos, 5.75% due 6/1/2025 pre-refunded 6/1/2018 (Public Facilities)	AA+/A1	1,000,000	1,097,690

County of Taos, 3.00% due 4/1/2018 (County Educational Improvements; Insured: BAM)	AA/NR	1,000,000	1,028,740

Farmington Municipal School District No. 5 GO, 5.00% due 9/1/2019 (Educational Facilities) (State Aid Withholding)	NR/Aa1	600,000	679,914

Government of Guam, 5.375% due 12/1/2024 (Layon Solid Waste Disposal Facility)	BBB+/NR	2,000,000	2,277,940

Government of Guam, 5.00% due 11/15/2031 (Economic Development)	A/NR	2,500,000	3,028,700

Government of Guam, 5.00% due 11/15/2033 (Economic Development)	A/NR	2,500,000	3,005,500

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New Mexico Intermediate Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Grant County, 5.50% due 7/1/2020 (State Dept. of Health-Ft. Bayard Project)	AA/Aa1	1,565,000	1,705,615

Grant County, 5.50% due 7/1/2021 (State Dept. of Health-Ft. Bayard Project)	AA/Aa1	1,655,000	1,803,702

Grant County, 5.50% due 7/1/2022 (State Dept. of Health-Ft. Bayard Project)	AA/Aa1	1,745,000	1,901,788

Guam Power Authority, 5.00% due 10/1/2026 (Electric Power System; Insured: AGM)	AA/A2	2,000,000	2,408,980

Las Cruces School District No. 2 GO, 2.00% due 8/1/2018 (New Mexico SD Credit Enhancement Program) (State Aid Withholding)	NR/Aa1	630,000	646,884

New Mexico Educational Assistance Foundation, 4.00% due 9/1/2016 (Student Loans)	NR/Aaa	690,000	694,154

New Mexico Educational Assistance Foundation, 4.00% due 9/1/2017 (Student Loans)	NR/Aaa	1,150,000	1,195,528

New Mexico Educational Assistance Foundation, 5.00% due 12/1/2019 (Student Loans)	AAA/Aaa	1,000,000	1,139,440

New Mexico Educational Assistance Foundation, 5.00% due 12/1/2022 (Student Loans)	AAA/Aaa	3,000,000	3,467,400

New Mexico Finance Authority, 5.00% due 12/15/2017 (State Highway Infrastructure)	AA/Aa2	250,000	265,923

New Mexico Finance Authority, 5.00% due 12/15/2018 pre-refunded 12/15/2016 (GRIP Transportation Projects)	AAA/Aa1	150,000	153,110

New Mexico Finance Authority, 5.00% due 6/15/2022 (The Public Project Revolving Fund Program; Insured: Natl-Re)	AA+/Aa2	1,300,000	1,351,805

New Mexico Finance Authority, 5.00% due 6/1/2024 (The Public Project Revolving Fund Program)	AAA/Aa1	4,185,000	5,333,698

New Mexico Finance Authority, 5.00% due 6/15/2024 (The Public Project Revolving Fund Program; Insured: Natl-Re)	AA+/Aa2	7,000,000	7,278,950

New Mexico Finance Authority, 5.00% due 6/15/2026 (State Highway Infrastructure)	AA/Aa2	1,220,000	1,540,616

New Mexico Finance Authority, 0.40% due 12/15/2026 put 7/5/2016 (The Public Project Revolving Fund Program; LOC: State Street Bank & Trust) (weekly demand notes)	AA-/Aa1	1,360,000	1,360,000

New Mexico Finance Authority, 5.00% due 6/15/2027 (State Highway Infrastructure)	AA/Aa2	1,195,000	1,496,642

New Mexico Finance Authority, 5.00% due 6/15/2031 (The Public Project Revolving Fund Program)	AA+/Aa2	1,000,000	1,256,120

New Mexico Hospital Equipment Loan Council, 6.00% due 8/1/2023 pre-refunded 8/1/2018 (Presbyterian Healthcare Services)	AA/Aa3	6,000,000	6,656,700

New Mexico Hospital Equipment Loan Council, 5.00% due 8/1/2031 (Presbyterian Healthcare Services)	AA/Aa3	600,000	745,482

New Mexico Hospital Equipment Loan Council, 5.00% due 7/1/2032 (Haverland Carter Lifestyle Group)	NR/NR	2,000,000	2,167,920

New Mexico Hospital Equipment Loan Council, 5.00% due 8/1/2039 (Presbyterian Healthcare Services)	AA/Aa3	3,000,000	3,321,210

New Mexico Housing Authority, 5.30% due 12/1/2022 (El Paseo Apartments; Insured: AMBAC) (AMT)	NR/NR	595,000	595,631

New Mexico Institute of Mining and Technology, 5.00% due 7/1/2020 (Campus Buildings Acquisition & Improvements)	A+/A1	590,000	679,114

New Mexico Institute of Mining and Technology, 5.00% due 7/1/2023 (Campus Buildings Acquisition & Improvements)	A+/A1	685,000	808,108

New Mexico Institute of Mining and Technology, 5.00% due 7/1/2024 (Campus Buildings Acquisition & Improvements)	A+/A1	525,000	610,628

New Mexico Institute of Mining and Technology, 5.00% due 7/1/2025 (Campus Buildings Acquisition & Improvements)	A+/A1	505,000	585,785

New Mexico Institute of Mining and Technology, 5.00% due 7/1/2028	A+/A1	1,500,000	1,735,275

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New Mexico Intermediate Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New Mexico Mortgage Finance Authority, 5.25% due 7/1/2023 (HERO SFM Loan Program; Collateralized: GNMA/FNMA/FHLMC) (AMT)	AA+/NR	410,000	427,610

New Mexico Mortgage Finance Authority, 5.375% due 7/1/2023 (Saver SFM Loan Program; Collateralized: GNMA/FNMA/FHLMC) (AMT)	AA+/NR	210,000	211,107

New Mexico Mortgage Finance Authority, 4.625% due 3/1/2028 (NIBP SFM Loan Program; Collateralized: GNMA/FNMA/FHLMC)	AA+/NR	1,130,000	1,205,122

New Mexico Mortgage Finance Authority, 5.50% due 7/1/2028 (HERO SFM Loan Program; Collateralized: GNMA/FNMA/FHLMC) (AMT)	AA+/NR	900,000	934,434

New Mexico Mortgage Finance Authority, 5.60% due 7/1/2028 (Saver SFM Loan Program; Collateralized: GNMA/FNMA/FHLMC) (AMT)	AA+/NR	190,000	197,809

New Mexico Mortgage Finance Authority, 5.40% due 9/1/2029 (Saver SFM Loan Program; Collateralized: GNMA/FNMA/FHLMC)	AA+/NR	480,000	514,008

Regents of the University of New Mexico, 6.00% due 6/1/2021 (Campus Buildings Acquisition & Improvements)	AA/Aa2	370,000	416,827

Regents of the University of New Mexico, 0.40% due 6/1/2026 put 7/5/2016 (Campus Buildings Acquisition & Improvements) (weekly demand notes)	AA/Aa2	1,000,000	1,000,000

Regents of the University of New Mexico, 0.40% due 6/1/2030 put 7/5/2016 (Campus Buildings Acquisition & Improvements; SPA: U.S. Bank, N.A.) (weekly demand notes)	AA/Aa2	1,950,000	1,950,000

Regents of the University of New Mexico, 4.50% due 6/1/2034 (Campus Buildings Acquisition & Improvements)	AA/Aa2	1,500,000	1,811,865

Regents of the University of New Mexico, 4.50% due 6/1/2035 (Campus Buildings Acquisition & Improvements)	AA/Aa2	1,500,000	1,805,925

Regents of the University of New Mexico, 4.50% due 6/1/2036 (Campus Buildings Acquisition & Improvements)	AA/Aa2	1,500,000	1,798,530

Rio Rancho Public School District No. 94 GO, 2.00% due 8/1/2016 (State Aid Withholding)	NR/Aa1	1,000,000	1,001,360

Rio Rancho Public School District No. 94 GO, 3.00% due 8/1/2017 (State Aid Withholding)	NR/Aa1	2,530,000	2,597,121

San Juan County, 4.00% due 6/15/2017 (County Capital Improvements)	A+/A2	500,000	515,390

San Juan County, 5.00% due 6/15/2028 (County Capital Improvements)	A+/A1	1,280,000	1,575,731

San Juan County, 5.00% due 6/15/2030 (County Capital Improvements)	A+/A1	1,365,000	1,669,381

Santa Fe Community College District GO, 4.00% due 8/1/2018 (Campus Buildings Acquisition & Improvements)	NR/Aa1	1,000,000	1,069,870

Santa Fe County, 5.00% due 2/1/2018 (County Correctional System; Insured: AGM)	AA/A2	400,000	414,576

Santa Fe County, 5.00% due 6/1/2025 (County Courthouse and Other Public Facilities)	AA+/Aa2	1,400,000	1,510,194

Santa Fe County, 5.00% due 6/1/2026 (County Courthouse and Other Public Facilities)	AA+/Aa2	1,535,000	1,647,270

Santa Fe County, 6.00% due 2/1/2027 (County Correctional System; Insured: AGM)	AA/A2	1,520,000	1,933,410

Santa Fe Public School District GO, 4.00% due 8/1/2016 (Santa Fe County School Facilities) (State Aid Withholding)	AA/Aa1	500,000	501,510

Santa Fe Public School District GO, 3.00% due 8/1/2017 (Santa Fe County School Facilities) (State Aid Withholding)	AA/Aa1	400,000	410,700

Santa Fe Public School District GO, 5.00% due 8/1/2022 (Santa Fe County School Facilities) (State Aid Withholding)	AA/Aa1	2,205,000	2,698,744

State of New Mexico, 5.00% due 7/1/2020 (Educational Facilities)	AA-/Aa2	4,000,000	4,636,520

State of New Mexico, 5.00% due 7/1/2022 pre-refunded 7/1/2019 (Capital Improvements)	AA-/Aa2	350,000	393,974

State of New Mexico, 5.00% due 7/1/2023 (Educational Facilities)	AA-/Aa2	2,000,000	2,482,480

State of New Mexico, 5.00% due 7/1/2025 (Educational Facilities)	AA-/Aa2	2,000,000	2,574,840

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New Mexico Intermediate Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

State of New Mexico GO, 5.00% due 3/1/2018 (Capital Improvements)	AA+/Aaa	1,000,000	1,073,790

Taos Municipal School District No. 1 GO, 5.00% due 9/1/2016 (Educational Facilities) (State Aid Withholding)	NR/Aa1	200,000	201,546

Taos Municipal School District No. 1 GO, 5.00% due 9/1/2021 (Educational Facilities) (State Aid Withholding)	NR/Aa1	520,000	622,783

Town of Silver City, 2.00% due 12/1/2016 (Joint Utility System Improvement; Insured: BAM)	AA/NR	125,000	125,649

Town of Silver City, 2.00% due 12/1/2018 (Joint Utility System Improvement; Insured: BAM)	AA/NR	260,000	267,176

Town of Silver City, 2.00% due 12/1/2019 (Joint Utility System Improvement; Insured: BAM)	AA/NR	265,000	275,642

Town of Silver City, 4.00% due 6/1/2029 (Public Facility Capital Projects)	A+/NR	1,000,000	1,081,330

Town of Silver City, 4.25% due 6/1/2032 (Public Facility Capital Projects)	A+/NR	1,050,000	1,138,085

Village of Los Ranchos de Albuquerque, 4.50% due 9/1/2040 (Albuquerque Academy)	A/NR	3,000,000	3,262,140

Virgin Islands Public Finance Authority, 6.625% due 10/1/2029 (Diageo Project)	NR/B2	2,500,000	2,792,050

Zuni Public School District, 5.00% due 8/1/2028 (Teacher Housing Projects)	A/NR	1,600,000	1,879,424

TOTAL INVESTMENTS — 95.08% (Cost $205,806,612)			$221,332,544

OTHER ASSETS LESS LIABILITIES — 4.92%			11,446,676

NET ASSETS — 100.00%			$232,779,220

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax

BAM	Insured by Build America Mutual Insurance Co.

ETM	Escrowed to Maturity

FHLMC	Insured by Federal Home Loan Mortgage Corp.

FNMA	Collateralized by Federal National Mortgage Association

GNMA	Collateralized by Government National Mortgage Association

GO	General Obligation

Natl-Re	Insured by National Public Finance Guarantee Corp.

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization

Thornburg New Mexico Intermediate Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class D, and Institutional Class (“Class I”).

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New Mexico Intermediate Municipal Fund	June 30, 2016 (Unaudited)

Significant accounting policies

The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The following summarizes the significant accounting policies of the Fund:

Valuation Policy and Procedures: Valuation of the Fund’s portfolio investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the Board of Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

NOTE 2 – FAIR VALUE MEASUREMENT

Valuation Measurement: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (“FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New Mexico Intermediate Municipal Fund	June 30, 2016 (Unaudited)

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2016. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurement at June 30, 2016
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$221,332,544	$-	$221,332,544	$-

Total Investments in Securities	$221,332,544	$-	$221,332,544	$-
In accordance with the guidance prescribed in FASB Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2016.

NOTE 3 – INVESTMENTS

At June 30, 2016, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$205,806,612

Gross unrealized appreciation on a tax basis	$15,529,573
Gross unrealized depreciation on a tax basis	(3,641)

Net unrealized appreciation (depreciation) on investments (tax basis)	$15,525,932

7

SCHEDULE OF INVESTMENTS

Thornburg New York Intermediate Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Arlington Central School District GO, 5.00% due 5/15/2022 (Educational Facilities) (State Aid Withholding)	NR/Aa2	$350,000	$427,683

City of New York GO, 5.00% due 8/1/2019 (City Budget Financial Management)	AA/Aa2	1,000,000	1,127,880

City of New York GO, 0.39% due 8/1/2020 put 7/1/2016 (Capital Projects; Insured: AGM; SPA: State Street Bank & Trust Co.) (daily demand notes)	AA/Aa2	500,000	500,000

City of New York GO, 5.00% due 8/1/2023 (City Budget Financial Management)	AA/Aa2	1,000,000	1,245,350

City of New York GO, 5.00% due 8/1/2025 (City Budget Financial Management)	AA/Aa2	400,000	419,084

City of New York GO, 5.00% due 8/1/2030 (City Budget Financial Management)	AA/Aa2	1,000,000	1,236,330

County of Nassau GO, 5.00% due 4/1/2026 (Insured: BAM)	AA/NR	1,000,000	1,228,840

Dutchess County Local Development Corp., 5.00% due 7/1/2021 (Health Quest Systems, Inc.; Insured: AGM)	AA/A2	535,000	614,448

Dutchess County Local Development Corp., 5.00% due 7/1/2022 (Health Quest Systems, Inc.; Insured: AGM)	AA/A2	510,000	583,374

Erie County Industrial Development Agency, 5.25% due 5/1/2025 (Buffalo City School District)	AA/Aa2	1,000,000	1,123,830

Government of Guam, 5.375% due 12/1/2024 (Layon Solid Waste Disposal Facility)	BBB+/NR	1,000,000	1,138,970

Government of Guam, 5.00% due 11/15/2033 (Economic Development)	A/NR	2,000,000	2,404,400

Guam Waterworks Authority, 5.00% due 7/1/2028 (Water and Wastewater System)	A-/Baa2	500,000	589,695

Hempstead Town Local Development Corp., 5.00% due 7/1/2028 (Hofstra University)	A/A3	500,000	578,685

Long Island Power Authority, 5.00% due 9/1/2022 (Electric System Capital Improvements)	A-/Baa1	395,000	478,756

Long Island Power Authority, 5.25% due 9/1/2029 (Electric System Capital Improvements)	A-/Baa1	645,000	852,625

Metropolitan Transportation Authority, 6.25% due 11/15/2023 pre-refunded 11/15/2018	NR/NR	800,000	904,136

Metropolitan Transportation Authority, 6.25% due 11/15/2023	AA-/A1	200,000	226,682

Monroe County Industrial Development Corp., 5.00% due 1/15/2028 (Monroe Community College Association, Inc.; Insured: AGM)	AA/A2	250,000	303,000

Monroe County Industrial Development Corp., 5.00% due 1/15/2029 (Monroe Community College Association, Inc.; Insured: AGM)	AA/A2	300,000	362,442

Nassau County IDA, 4.75% due 3/1/2026 (New York Institute of Technology)	BBB+/Baa2	1,000,000	1,094,840

Nassau County Sewer & Storm Water Finance Authority, 5.00% due 10/1/2021 (Sewerage and Storm Water Resource Facilities)	AAA/Aa3	275,000	331,227

Nassau County Sewer & Storm Water Finance Authority, 5.00% due 10/1/2028 (Sewerage and Storm Water Resource Facilities)	AAA/Aa3	400,000	509,084

Nassau County Sewer & Storm Water Finance Authority, 5.00% due 10/1/2031 (Sewerage and Storm Water Resource Facilities)	AAA/Aa3	1,000,000	1,260,090

New York City Health and Hospitals Corp. GO, 5.00% due 2/15/2020 (Healthcare Facilities Improvements)	A+/Aa3	770,000	885,246

New York City Health and Hospitals Corp. GO, 5.00% due 2/15/2025 (Healthcare Facilities Improvements)	A+/Aa3	1,000,000	1,140,130

New York City Municipal Water Finance Authority, 5.00% due 6/15/2032 (Water and Sewer System)	AA+/Aa1	1,000,000	1,257,060

New York City Municipal Water Finance Authority, 0.37% due 6/15/2050 put 7/1/2016 (Water & Sewer System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	1,100,000	1,100,000

New York City Transitional Finance Authority, 5.00% due 1/15/2020 (Educational Facilities) (State Aid Withholding)	AA/Aa2	1,000,000	1,113,700

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New York Intermediate Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New York City Transitional Finance Authority, 0.37% due 11/1/2036 put 7/1/2016 (City Capital Projects; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	500,000	500,000

New York City Transitional Finance Authority, 0.37% due 2/1/2045 put 7/1/2016 (City Capital Projects; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	3,000,000	3,000,000

New York City Trust for Cultural Resources, 5.25% due 12/1/2018 (Lincoln Center for the Performing Arts)	A+/A2	175,000	193,317

New York Municipal Bond Bank Agency, 5.00% due 4/15/2018 (Insured: AGM)	AA/A2	1,000,000	1,073,830

New York State Dormitory Authority, 5.00% due 10/1/2023 (School District Financing Program; Insured: AGM) (State Aid Withholding)	AA/A2	400,000	422,448

New York State Dormitory Authority, 5.00% due 7/1/2016 (Bishop Henry B. Hucles Nursing Home; Insured: SONYMA)	NR/Aa1	600,000	600,072

New York State Dormitory Authority, 5.50% due 2/15/2017 (Mental Health Services Facilities)	AA/NR	1,000,000	1,031,190

New York State Dormitory Authority, 5.00% due 10/1/2018 (School District Financing Program; Insured: AGM)	AA/Aa3	805,000	844,743

New York State Dormitory Authority, 5.25% due 10/1/2018 (School District Financing Program; Insured: AGM)	AA/Aa3	775,000	853,941

New York State Dormitory Authority, 5.00% due 7/1/2020 (NYSARC, Inc. Developmental Disability Programs)	NR/Aa2	1,175,000	1,347,008

New York State Dormitory Authority, 4.00% due 10/1/2020 (School District Financing Program; Insured: AGM) (State Aid Withholding)	AA/A1	325,000	364,481

New York State Dormitory Authority, 5.25% due 7/1/2022 (St. John’s University; Insured: Natl-Re)	AA-/A3	1,000,000	1,232,920

New York State Dormitory Authority, 5.00% due 1/15/2023 (Municipal Health Facilities)	AA-/Aa3	1,000,000	1,067,870

New York State Dormitory Authority, 5.00% due 10/1/2023 (School District Financing Program) (State Aid Withholding)	AA-/NR	575,000	719,980

New York State Dormitory Authority, 5.00% due 7/1/2024 (Bishop Henry B. Hucles Nursing Home; Insured: SONYMA)	NR/Aa1	1,000,000	1,002,780

New York State Dormitory Authority, 5.00% due 7/1/2024 (Miriam Osborn Memorial Home Assoc.)	NR/NR	1,540,000	1,684,852

New York State Dormitory Authority, 5.00% due 10/1/2024 (School District Financing Program; Insured: AGM) (State Aid Withholding)	AA/Aa3	1,000,000	1,191,040

New York State Dormitory Authority, 5.00% due 7/1/2025 (Miriam Osborn Memorial Home Assoc.)	NR/NR	1,105,000	1,201,997

New York State Dormitory Authority, 5.00% due 7/1/2027 (Interagency Council Pooled Loan Program)	NR/Aa2	1,000,000	1,183,210

New York State Dormitory Authority, 5.00% due 7/1/2027 (Columbia University Teachers College)	A+/A1	750,000	888,795

New York State Dormitory Authority, 5.25% due 7/1/2027 (Health Quest Systems; Insured: AGM)	AA/A3	500,000	521,025

New York State Dormitory Authority, 5.00% due 12/15/2027 (Metropolitan Transportation Authority & State Urban Development Corp.)	AAA/Aa1	2,500,000	3,088,975

New York State Dormitory Authority, 5.00% due 10/1/2028 (School District Financing Program; Insured: AGM)	AA/NR	200,000	251,314

New York State Dormitory Authority, 5.25% due 5/1/2030 pre-refunded 5/1/2019 (North Shore Long Island Jewish Medical)	A-/A3	1,000,000	1,127,240

New York State Dormitory Authority, 5.00% due 7/1/2034 (Pratt Institute)	NR/A3	1,000,000	1,207,690

New York State Thruway Authority, 5.00% due 5/1/2019 (New NY Bridge Project)	A-/A3	2,000,000	2,234,680

New York State Thruway Authority, 5.00% due 4/1/2022 pre-refunded 10/1/2017 (Multi-Year Highway and Bridge Capital Program)	AA/NR	1,000,000	1,054,110

New York State Thruway Authority, 5.00% due 1/1/2028 (Multi-Year Highway and Bridge Capital Program)	A/A2	500,000	630,115

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New York Intermediate Municipal Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New York State Urban Development Corp., 5.25% due 1/1/2021	AA/NR	1,000,000	1,112,950

New York Transportation Development Corp., 5.00% due 7/1/2034 (Laguardia Airport Terminal Redevelopment) (AMT)	NR/Baa3	250,000	291,135

Onondaga Civic Development Corp., 5.00% due 7/1/2021 (Le Moyne College)	NR/Baa2	1,000,000	1,121,820

Onondaga Civic Development Corp., 5.50% due 12/1/2031 (State University of New York Upstate Medical University)	A+/NR	1,000,000	1,207,100

Port Authority New York & New Jersey, 5.00% due 8/15/2022 (Insured: AGM)	AA/Aa3	1,000,000	1,048,900

Sales Tax Asset Receivable Corp., 5.00% due 10/15/2029 (New York Local Government Assistance Corp.)	AAA/Aa1	250,000	318,390

Sales Tax Asset Receivable Corp., 5.00% due 10/15/2030 (New York Local Government Assistance Corp.)	AAA/Aa1	1,000,000	1,269,230

Sales Tax Asset Receivable Corp., 5.00% due 10/15/2031 (New York Local Government Assistance Corp.)	AAA/Aa1	1,000,000	1,264,780

Syracuse Industrial Development Agency, 5.25% due 5/1/2026 (Syracuse City School District)	AA/Aa2	2,150,000	2,552,695

Town of Amherst Development Corp., 5.00% due 10/1/2020 (University at Buffalo Foundation Facility-Student Housing; Insured: AGM)	AA/A2	1,000,000	1,150,780

Triborough Bridge & Tunnel Authority GO, 5.00% due 11/15/2025 pre-refunded 11/15/2017 (MTA Bridges and Tunnels)	AA-/Aa3	1,410,000	1,495,615

Triborough Bridge & Tunnel Authority GO, 5.00% due 11/15/2028 (MTA Bridges and Tunnels)	AA-/Aa3	1,000,000	1,249,360

Triborough Bridge & Tunnel Authority GO, 5.00% due 11/15/2029 (MTA Bridges and Tunnels)	AA-/Aa3	1,000,000	1,240,170

United Nations Development Corp., 5.00% due 7/1/2019 (One, Two and Three U.N. Plaza Project)	NR/A1	230,000	257,947

United Nations Development Corp., 5.00% due 7/1/2025 (One, Two and Three U.N. Plaza Project)	NR/A1	710,000	789,229

Utility Debt Securitization Authority, 5.00% due 12/15/2029 (Long Island Power Authority-Electric Service)	AAA/Aaa	1,000,000	1,247,030

Utility Debt Securitization Authority, 5.00% due 12/15/2030 (Long Island Power Authority-Electric Service)	AAA/Aaa	1,000,000	1,250,090

West Seneca Central School District GO, 5.00% due 11/15/2023 (Facilities Improvements; Insured: BAM) (State Aid Withholding)	AA/A2	1,300,000	1,627,873

TOTAL INVESTMENTS — 98.08% (Cost $69,736,449)			$76,052,304

OTHER ASSETS LESS LIABILITIES — 1.92%			1,492,078

NET ASSETS — 100.00%			$77,544,382

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

AGM	Insured by Assured Guaranty Municipal Corp.

BAM	Insured by Build America Mutual Insurance Co.

GO	General Obligation

IDA	Industrial Development Authority

Natl-Re	Insured by National Public Finance Guarantee Corp.

SONYMA	State of New York Mortgage Authority

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New York Intermediate Municipal Fund	June 30, 2016 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization

Thornburg New York Intermediate Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”) shares.

Significant accounting policies

The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The following summarizes the significant accounting policies of the Fund:

Valuation Policy and Procedures: Valuation of the Fund’s portfolio investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the Board of Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

NOTE 2 – FAIR VALUE MEASUREMENT

Valuation Measurement: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (“FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New York Intermediate Municipal Fund	June 30, 2016 (Unaudited)

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2016. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurement at June 30, 2016
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$76,052,304	$-	$76,052,304	$-

Total Investments in Securities	$76,052,304	$-	$76,052,304	$-

In accordance with the guidance prescribed in FASB Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2016.

NOTE 3 – INVESTMENTS

At June 30, 2016, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$69,736,449

Gross unrealized appreciation on a tax basis	$6,315,855
Gross unrealized depreciation on a tax basis	0

Net unrealized appreciation (depreciation) on investments (tax basis)	$6,315,855

5

SCHEDULE OF INVESTMENTS

Thornburg Limited Term U.S. Government Fund	June 30, 2016 (Unaudited)

		Shares/ Principal Amount	Value

	U.S. TREASURY SECURITIES — 21.90%
[a]	BAMLL-DB Trust, Series 2012-OSI Class C, (Defeased: US Treasury Obligations), 5.81%, 4/13/2029	$800,000	$816,023
[a]	BAMLL-DB Trust, Series 2012-OSI Class D, (Defeased: US Treasury Obligations), 6.786%, 4/13/2029	3,150,000	3,210,689
	United States Treasury Notes, 4.875%, 8/15/2016	5,000,000	5,027,514
	United States Treasury Notes, 4.625%, 2/15/2017	4,000,000	4,103,633
	United States Treasury Notes, 0.875%, 7/15/2017	3,000,000	3,011,133
	United States Treasury Notes, 2.25%, 11/30/2017	7,500,000	7,676,880
	United States Treasury Notes, 2.625%, 1/31/2018	6,700,000	6,914,904
	United States Treasury Notes, 0.75%, 4/30/2018	1,500,000	1,504,526
	United States Treasury Notes, 1.125%, 6/15/2018	4,000,000	4,040,664
	United States Treasury Notes, 3.625%, 2/15/2020	1,000,000	1,100,518
	United States Treasury Notes, 1.375%, 2/29/2020	2,500,000	2,547,193
	United States Treasury Notes, 1.625%, 6/30/2020	4,000,000	4,113,672
	United States Treasury Notes, 2.25%, 4/30/2021	6,000,000	6,350,566
	United States Treasury Notes Inflationary Index, 0.125%, 4/15/2020	3,054,375	3,123,990
	United States Treasury Notes Inflationary Index, 0.625%, 7/15/2021	2,653,500	2,794,112
	United States Treasury Notes Inflationary Index, 0.125%, 7/15/2022	5,201,350	5,314,933
	United States Treasury Notes Inflationary Index, 0.125%, 1/15/2023	2,591,000	2,624,485
	United States Treasury Notes Inflationary Index, 0.375%, 7/15/2025	8,826,738	9,082,965

	TOTAL U.S. TREASURY SECURITIES (Cost $71,705,503)		73,358,400

	U.S. GOVERNMENT AGENCIES — 18.96%
	Federal Home Loan Bank, 5.00%, 12/8/2017	3,000,000	3,186,680
	Federal Home Loan Mtg Corp., 4.875%, 6/13/2018	3,000,000	3,238,681
	Federal National Mtg Assoc., 1.875%, 12/28/2020	2,000,000	2,067,529
[b]	HNA Group 2015 LLC, (Guaranty: Export-Import Bank of the United States), 2.291%, 6/30/2027	2,831,364	2,930,461
	Mortgage-Linked Amortizing Notes, Series 2012-1 Class A10, 2.06%, 1/15/2022	528,232	539,884
	New Valley Generation I, (Tennessee Valley Authority), 7.299%, 3/15/2019	1,286,774	1,399,724
[c]	Petroleos Mexicanos Floating Rate Note, (Guaranty: Export-Import Bank of the United States), 0.978%, 4/15/2025	3,150,000	3,104,212
[c]	Petroleos Mexicanos, (Guaranty: Export-Import Bank of the United States), 1.70%, 12/20/2022	3,396,250	3,419,294
[c]	Petroleos Mexicanos, (Guaranty: Export-Import Bank of the United States), 2.46%, 12/15/2025	2,375,000	2,461,355
	Private Export Funding Corp., (Guaranty: Export-Import Bank of the United States), 5.45%, 9/15/2017	3,000,000	3,169,176

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	June 30, 2016 (Unaudited)

		Shares/ Principal Amount	Value
[c]	Reliance Industries Ltd., (Guaranty: Export-Import Bank of the United States), 2.06%, 1/15/2026	3,500,000	3,562,713
[c]	Reliance Industries Ltd., (Guaranty: Export-Import Bank of the United States), 2.512%, 1/15/2026	3,500,000	3,635,034
	Small Business Administration Participation Certificates, Series 2001-20D Class 1, 6.35%, 4/1/2021	809,224	877,215
	Small Business Administration Participation Certificates, Series 2001-20F Class 1, 6.44%, 6/1/2021	450,124	486,371
	Small Business Administration Participation Certificates, Series 2002-20A Class 1, 6.14%, 1/1/2022	391,046	423,637
	Small Business Administration Participation Certificates, Series 2002-20K Class 1, 5.08%, 11/1/2022	310,913	334,452
	Small Business Administration Participation Certificates, Series 2005-20H Class 1, 5.11%, 8/1/2025	319,532	347,953
	Small Business Administration Participation Certificates, Series 2007-20D Class 1, 5.32%, 4/1/2027	750,520	836,512
	Small Business Administration Participation Certificates, Series 2007-20F Class 1, 5.71%, 6/1/2027	446,835	508,010
	Small Business Administration Participation Certificates, Series 2007-20I Class 1, 5.56%, 9/1/2027	1,490,716	1,688,885
	Small Business Administration Participation Certificates, Series 2007-20K Class 1, 5.51%, 11/1/2027	904,747	1,025,371
	Small Business Administration Participation Certificates, Series 2008-20G Class 1, 5.87%, 7/1/2028	2,517,160	2,873,156
	Small Business Administration Participation Certificates, Series 2011-20G Class 1, 3.74%, 7/1/2031	2,518,135	2,744,368
	Small Business Administration Participation Certificates, Series 2011-20K Class 1, 2.87%, 11/1/2031	2,673,697	2,803,542
	Small Business Administration Participation Certificates, Series 2015-20G Class 1, 2.88%, 7/1/2035	2,444,880	2,556,519
	Small Business Administration Participation Certificates, Series 2015-20I Class 1, 2.82%, 9/1/2035	2,678,284	2,780,430
	Ulani MSN 35940 LLC, (Guaranty: Export-Import Bank of the United States), 2.227%, 5/16/2025	3,750,000	3,846,476
	Union 13 Leasing LLC, (Guaranty: Export-Import Bank of the United States), 1.87%, 6/28/2024	2,077,286	2,100,460
[c]	Washington Aircraft 2 Co. Ltd. Floating Rate Note, (Guaranty: Export-Import Bank of the United States), 1.07%, 6/26/2024	4,600,442	4,534,577

	TOTAL U.S. GOVERNMENT AGENCIES (Cost $61,486,405)		63,482,677

	MORTGAGE BACKED — 44.90%
	Federal Home Loan Mtg Corp. Multi-Family Structured Pass Through, Series KLH3 Class A Floating Rate Note, 1.136%, 11/25/2022	3,200,000	3,209,729
	Federal Home Loan Mtg Corp., CMO Series 1321 Class TE, 7.00%, 8/15/2022	151,584	164,128
	Federal Home Loan Mtg Corp., CMO Series 2420 Class MC, 6.00%, 2/15/2017	14,892	15,083

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	June 30, 2016 (Unaudited)

	Shares/ Principal Amount	Value
Federal Home Loan Mtg Corp., CMO Series 2527 Class BP, 5.00%, 11/15/2017	102,502	104,601
Federal Home Loan Mtg Corp., CMO Series 2529 Class MB, 5.00%, 11/15/2017	99,513	100,994
Federal Home Loan Mtg Corp., CMO Series 2553 Class GB, 5.00%, 1/15/2018	79,995	81,805
Federal Home Loan Mtg Corp., CMO Series 2558 Class BD, 5.00%, 1/15/2018	381,850	390,578
Federal Home Loan Mtg Corp., CMO Series 2622 Class PE, 4.50%, 5/15/2018	213,196	218,223
Federal Home Loan Mtg Corp., CMO Series 2641 Class WE, 4.50%, 1/15/2033	53,202	54,480
Federal Home Loan Mtg Corp., CMO Series 2642 Class JE, 5.00%, 9/15/2032	122,355	123,310
Federal Home Loan Mtg Corp., CMO Series 2649 Class QH, 4.50%, 7/15/2018	111,201	114,413
Federal Home Loan Mtg Corp., CMO Series 2814 Class GB, 5.00%, 6/15/2019	28,252	29,319
Federal Home Loan Mtg Corp., CMO Series 2827 Class BU, 3.50%, 7/15/2019	434,960	443,705
Federal Home Loan Mtg Corp., CMO Series 3291 Class BY, 4.50%, 3/15/2022	880,888	919,875
Federal Home Loan Mtg Corp., CMO Series 3589 Class CA, 4.00%, 10/15/2021	72,384	72,904
Federal Home Loan Mtg Corp., CMO Series 3640 Class EL, 4.00%, 3/15/2020	602,439	622,774
Federal Home Loan Mtg Corp., CMO Series 3704 Class DC, 4.00%, 11/15/2036	572,986	619,515
Federal Home Loan Mtg Corp., CMO Series 3867 Class VA, 4.50%, 3/15/2024	1,917,857	2,127,573
Federal Home Loan Mtg Corp., CMO Series 3922 Class PQ, 2.00%, 4/15/2041	1,219,897	1,228,649
Federal Home Loan Mtg Corp., CMO Series 4050 Class MV, 3.50%, 8/15/2023	2,385,627	2,552,688
Federal Home Loan Mtg Corp., CMO Series 4097 Class TE, 1.75%, 5/15/2039	2,479,733	2,467,887
Federal Home Loan Mtg Corp., CMO Series 4120 Class TC, 1.50%, 10/15/2027	2,902,143	2,888,132
Federal Home Loan Mtg Corp., CMO Series 4120 Class UE, 2.00%, 10/15/2027	2,977,383	3,013,449
Federal Home Loan Mtg Corp., CMO Series K018 Class A1, 1.781%, 10/25/2020	1,420,695	1,436,968
Federal Home Loan Mtg Corp., CMO Series K035 Class A1, 2.615%, 3/25/2023	3,190,605	3,318,494
Federal Home Loan Mtg Corp., CMO Series K037 Class A1, 2.592%, 4/25/2023	1,736,648	1,808,037
Federal Home Loan Mtg Corp., CMO Series K038 Class A1, 2.604%, 10/25/2023	5,316,160	5,539,062
Federal Home Loan Mtg Corp., CMO Series K042 Class A1, 2.267%, 6/25/2024	2,255,672	2,322,334
Federal Home Loan Mtg Corp., CMO Series K709 Class A2, 2.086%, 3/25/2019	3,000,000	3,072,586
Federal Home Loan Mtg Corp., CMO Series K716 Class A1, 2.413%, 8/25/2047	1,669,787	1,716,515
Federal Home Loan Mtg Corp., CMO Series KF15 Class A, 1.123%, 2/25/2023	2,999,731	3,010,896
Federal Home Loan Mtg Corp., CMO Series KLH1 Class A, 1.153%, 11/25/2022	2,000,000	2,002,430
Federal Home Loan Mtg Corp., CMO Series KP02 Class A2, 2.355%, 4/25/2021	3,000,000	3,083,920
Federal Home Loan Mtg Corp., CMO Series KS03 Class A2, 2.79%, 6/25/2022	2,500,000	2,618,714
Federal Home Loan Mtg Corp., CMO Series SC02 Class 2A, 3.50%, 9/25/2045	2,508,450	2,599,145
Federal Home Loan Mtg Corp., Pool AK6768, 3.00%, 3/1/2027	2,260,262	2,376,277
Federal Home Loan Mtg Corp., Pool B14155, 3.50%, 5/1/2019	148,914	157,750
Federal Home Loan Mtg Corp., Pool D98887, 3.50%, 1/1/2032	1,446,017	1,543,793

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	June 30, 2016 (Unaudited)

	Shares/ Principal Amount	Value
Federal Home Loan Mtg Corp., Pool E96575, 4.50%, 6/1/2018	211,617	217,489
Federal Home Loan Mtg Corp., Pool G12079, 4.50%, 4/1/2019	258,262	267,943
Federal Home Loan Mtg Corp., Pool G12140, 4.00%, 2/1/2020	76,026	78,859
Federal Home Loan Mtg Corp., Pool G13804, 5.00%, 3/1/2025	571,237	622,200
Federal Home Loan Mtg Corp., Pool G18435, 2.50%, 5/1/2027	2,847,560	2,953,008
Federal Home Loan Mtg Corp., Pool J11371, 4.50%, 12/1/2024	576,704	623,638
Federal Home Loan Mtg Corp., Pool J13583, 3.50%, 11/1/2025	977,651	1,040,091
Federal Home Loan Mtg Corp., Pool J14888, 3.50%, 4/1/2026	1,042,348	1,106,314
Federal Home Loan Mtg Corp., Pool T61943, 3.50%, 8/1/2045	1,174,759	1,227,990
Federal Home Loan Mtg Corp., REMIC Series 4072 Class VA, 3.50%, 10/15/2023	2,085,407	2,233,728
Federal National Mtg Assoc., CMO Series 1993-32 Class H, 6.00%, 3/25/2023	18,403	20,039
Federal National Mtg Assoc., CMO Series 2003-15 Class CY, 5.00%, 3/25/2018	64,332	65,777
Federal National Mtg Assoc., CMO Series 2003-4 Class PE, 5.00%, 2/25/2018	169,118	173,225
Federal National Mtg Assoc., CMO Series 2003-9 Class DB, 5.00%, 2/25/2018	76,572	78,322
Federal National Mtg Assoc., CMO Series 2009-17 Class AH, 0.974%, 3/25/2039	466,314	416,689
Federal National Mtg Assoc., CMO Series 2009-49 Class KA, 5.00%, 2/25/2024	28,741	28,979
Federal National Mtg Assoc., CMO Series 2009-52 Class AJ, 4.00%, 7/25/2024	230,229	237,328
Federal National Mtg Assoc., CMO Series 2009-70 Class NK, 4.50%, 8/25/2019	103,038	105,612
Federal National Mtg Assoc., CMO Series 2009-78 Class A, 4.50%, 8/25/2019	152,566	156,686
Federal National Mtg Assoc., CMO Series 2011-103 Class VA, 4.00%, 12/25/2022	1,878,369	1,918,118
Federal National Mtg Assoc., CMO Series 2011-110 Class JV, 4.00%, 1/25/2023	2,102,411	2,148,267
Federal National Mtg Assoc., CMO Series 2011-118 Class V, 4.00%, 10/25/2029	798,797	804,759
Federal National Mtg Assoc., CMO Series 2011-124 Class QA, 2.00%, 12/25/2041	1,765,395	1,757,137
Federal National Mtg Assoc., CMO Series 2011-45 Class VA, 4.00%, 3/25/2024	2,630,115	2,785,036
Federal National Mtg Assoc., CMO Series 2011-63 Class MV, 3.50%, 7/25/2024	2,665,718	2,810,685
Federal National Mtg Assoc., CMO Series 2011-70 Class CA, 3.00%, 8/25/2026	4,764,799	4,838,919
Federal National Mtg Assoc., CMO Series 2011-72 Class KV, 3.50%, 11/25/2022	1,455,775	1,511,343
Federal National Mtg Assoc., CMO Series 2012-36 Class CV, 4.00%, 6/25/2023	2,674,524	2,856,247
Federal National Mtg Assoc., CMO Series 2013-92 Class FA, 1.003%, 9/25/2043	2,480,392	2,480,532
Federal National Mtg Assoc., CMO Series 2015-AB5 Class A10, 3.15%, 9/25/2035	2,459,394	2,520,141
Federal National Mtg Assoc., Pool 044003, 8.00%, 6/1/2017	510	522
Federal National Mtg Assoc., Pool 076388, 9.25%, 9/1/2018	2,161	2,193
Federal National Mtg Assoc., Pool 252648, 6.50%, 5/1/2022	27,823	30,595
Federal National Mtg Assoc., Pool 342947, 7.25%, 4/1/2024	62,239	70,323
Federal National Mtg Assoc., Pool 443909, 6.50%, 9/1/2018	9,732	11,212

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	June 30, 2016 (Unaudited)

	Shares/ Principal Amount	Value
Federal National Mtg Assoc., Pool 555207, 7.00%, 11/1/2017	1,567	1,638
Federal National Mtg Assoc., Pool 726308, 4.00%, 7/1/2018	134,405	139,476
Federal National Mtg Assoc., Pool 889906, 4.00%, 7/1/2023	213,189	226,956
Federal National Mtg Assoc., Pool 895572, 2.586%, 6/1/2036	283,158	301,110
Federal National Mtg Assoc., Pool 930986, 4.50%, 4/1/2019	269,786	279,357
Federal National Mtg Assoc., Pool AA2870, 4.00%, 3/1/2024	577,558	617,581
Federal National Mtg Assoc., Pool AB7997, 2.50%, 2/1/2023	1,053,887	1,091,844
Federal National Mtg Assoc., Pool AB8447, 2.50%, 2/1/2028	2,320,963	2,408,543
Federal National Mtg Assoc., Pool AD8191, 4.00%, 9/1/2025	901,729	968,725
Federal National Mtg Assoc., Pool AJ1752, 3.50%, 9/1/2026	2,455,091	2,616,206
Federal National Mtg Assoc., Pool AK6518, 3.00%, 3/1/2027	2,268,593	2,394,606
Federal National Mtg Assoc., Pool MA0045, 4.00%, 4/1/2019	183,698	190,630
Federal National Mtg Assoc., Pool MA0071, 4.50%, 5/1/2019	139,952	144,918
Federal National Mtg Assoc., Pool MA0125, 4.50%, 7/1/2019	117,991	122,394
Federal National Mtg Assoc., Pool MA0380, 4.00%, 4/1/2020	309,158	320,824
Federal National Mtg Assoc., Pool MA1582, 3.50%, 9/1/2043	5,081,386	5,418,623
Federal National Mtg Assoc., Pool MA1585, 2.00%, 9/1/2023	2,466,116	2,527,961
Federal National Mtg Assoc., Pool MA1625, 3.00%, 10/1/2023	2,768,541	2,905,886
Federal National Mtg Assoc., Pool MA2322, 2.50%, 7/1/2025	2,115,864	2,197,357
Federal National Mtg Assoc., Pool MA2353, 3.00%, 8/1/2035	3,049,453	3,198,114
Federal National Mtg Assoc., Pool MA2480, 4.00%, 12/1/2035	3,375,558	3,659,184
Federal National Mtg Assoc., Pool MA2499, 2.50%, 1/1/2026	3,429,081	3,563,834
Government National Mtg Assoc., CMO Series 2010-160 Class VY, 4.50%, 1/20/2022	563,380	611,604
Government National Mtg Assoc., Pool 000623, 8.00%, 9/20/2016	76	76
Government National Mtg Assoc., Pool 003550, 5.00%, 5/20/2019	130,084	135,801
Government National Mtg Assoc., Pool 714631, 5.691%, 10/20/2059	535,122	552,505
Government National Mtg Assoc., Pool 721652, 5.044%, 5/20/2061	3,252,058	3,426,718
Government National Mtg Assoc., Pool 751388, 5.307%, 1/20/2061	2,236,365	2,421,500
Government National Mtg Assoc., Pool 751392, 5.00%, 2/20/2061	4,624,947	5,174,861
Government National Mtg Assoc., Pool 757313, 4.307%, 12/20/2060	4,059,576	4,171,630
Government National Mtg Assoc., Pool 894205, 2.00%, 8/20/2039	557,249	577,019
Government National Mtg Assoc., Pool MA0100, 2.50%, 5/20/2042	1,587,150	1,612,599

TOTAL MORTGAGE BACKED (Cost $148,271,580)		150,350,761

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	June 30, 2016 (Unaudited)

	Shares/ Principal Amount	Value

SHORT TERM INVESTMENTS — 9.97%
Bank of New York Tri-Party Repurchase Agreement 0.40% dated 6/30/2016 due 7/1/2016, repurchase price $15,000,167 collateralized by 17 U.S. Government debt securities, having an average coupon of 3.26%, a minimum credit rating of BBB-, maturity dates from 8/15/2019 to 2/20/2042, and having an aggregate market value of $15,281,207 at 6/30/2016	15,000,000	15,000,000
Federal Home Loan Discount Note, 0.30%, 7/13/2016	2,500,000	2,499,758
Federal Home Loan Discount Note, 0.28%, 7/20/2016	1,400,000	1,399,778
Federal Home Loan Discount Note, 0.17%, 7/25/2016	2,000,000	1,999,773
Federal Home Loan Discount Note, 0.26%, 7/27/2016	2,500,000	2,499,531
United States Treasury Bill, 0.188%, 7/7/2016	2,500,000	2,499,922
United States Treasury Bill, 0.219%, 7/14/2016	2,500,000	2,499,802
United States Treasury Bill, 0.253%, 7/21/2016	2,500,000	2,499,649
United States Treasury Bill, 0.227%, 7/28/2016	2,500,000	2,499,575

TOTAL SHORT TERM INVESTMENTS (Cost $33,397,788)		33,397,788

TOTAL INVESTMENTS — 95.73% (Cost $314,861,276)		$320,589,626

OTHER ASSETS LESS LIABILITIES — 4.27%		14,302,176

NET ASSETS — 100.00%		$334,891,802

Footnote Legend

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2016, the aggregate value of these securities in the Fund’s portfolio was $4,026,712, representing 1.20% of the Fund’s net assets.

b	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.

c	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

CMO	Collateralized Mortgage Obligation

Mtg	Mortgage

REMIC	Real Estate Mortgage Investment Conduit

VA	Veterans Affairs

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	June 30, 2016 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization

Thornburg Limited Term U.S. Government Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently has seven classes of shares of beneficial interest: Class A, Class B, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” and “Class R5”). The Fund no longer offers Class B shares for sale.

Significant accounting policies

The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The following summarizes the significant accounting policies of the Fund:

Valuation Policy and Procedures: Valuation of the Fund’s portfolio investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the Board of Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

NOTE 2 – FAIR VALUE MEASUREMENT

Valuation Measurement: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (“FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	June 30, 2016 (Unaudited)

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2016. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurement at June 30, 2016
	Total	Level 1	Level 2	Level 3(a)

Assets
Investments in Securities
U.S. Treasury Securities	$73,358,400	$69,331,688	$4,026,712	$-
U.S. Government Agencies	63,482,677	2,067,529	58,484,687	2,930,461
Mortgage Backed	150,350,761	-	150,350,761	-
Short Term Investments	33,397,788	-	33,397,788	-

Total Investments in Securities	$320,589,626	$71,399,217	$246,259,948	$2,930,461

(a) In accordance with the guidance prescribed in FASB Accounting Standards Update (“ASU”) No. 2011-04, a portfolio security characterized as a Level 3 investment was fair valued by the Committee using a third party vendor projection of discounted cash flows with a range of 1.50%-1.90%, with a weighted average of 1.70%.

In accordance with the guidance prescribed in FASB ASU No. 2011-04, it is the policy of the Fund to recognize transfers between levels and those underlying events which caused the movement. The Fund recognized no transfers between Levels 1 and 2 for the period ended June 30, 2016.

8

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	June 30, 2016 (Unaudited)

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2016 is as follows:

	U.S. Government Agencies	Total(a)
Beginning Balance 9/30/2015	$2,108,287	$2,108,287
Accrued Discounts (Premiums)	424	424
Net Realized Gain (Loss)	226,696	226,696
Gross Purchases	3,000,000	3,000,000
Gross Sales	(2,318,307)	(2,318,307)
Net Change in Unrealized Appreciation (Depreciation)	(86,639)	(86,639)
Transfers into Level 3	–	–
Transfers out of Level 3	–	–

Ending Balance 6/30/2016	$2,930,461	$2,930,461

(a) Level 3 investments represent 0.88% of total net assets at the period ended June 30, 2016. Significant fluctuations of the unobservable inputs applied to portfolio investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments.

NOTE 3 – INVESTMENTS

At June 30, 2016, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$314,861,276

Gross unrealized appreciation on a tax basis	$6,216,386
Gross unrealized depreciation on a tax basis	(488,036)

Net unrealized appreciation (depreciation) on investments (tax basis)	$5,728,350

9

SCHEDULE OF INVESTMENTS

Thornburg Low Duration Income Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	U.S. TREASURY SECURITIES — 24.84%

	United States Treasury Notes, 1.00% due 8/31/2016	NR/Aaa	$750,000	$750,791

	United States Treasury Notes, 0.625% due 12/15/2016	NR/Aaa	100,000	100,125

	United States Treasury Notes, 0.625% due 2/15/2017	NR/Aaa	750,000	750,916

	United States Treasury Notes, 2.75% due 5/31/2017	NR/Aaa	750,000	765,128

	United States Treasury Notes, 0.875% due 6/15/2017	NR/Aaa	100,000	100,355

	United States Treasury Notes, 0.875% due 7/15/2017	NR/Aaa	500,000	501,855

	United States Treasury Notes, 0.50% due 7/31/2017	NR/Aaa	400,000	399,891

	United States Treasury Notes, 0.625% due 8/31/2017	NR/Aaa	200,000	200,204

	United States Treasury Notes, 0.75% due 12/31/2017	NR/Aaa	800,000	802,184

	United States Treasury Notes, 0.75% due 4/30/2018	NR/Aaa	125,000	125,377

	United States Treasury Notes, 1.00% due 5/15/2018	NR/Aaa	200,000	201,530

	United States Treasury Notes, 1.00% due 5/31/2018	NR/Aaa	500,000	503,911

	United States Treasury Notes, 1.00% due 8/15/2018	NR/Aaa	100,000	100,817

	United States Treasury Notes, 0.125% due 4/15/2019	NR/Aaa	229,709	234,526

	United States Treasury Notes, 1.125% due 5/31/2019	NR/Aaa	250,000	253,081

	United States Treasury Notes Inflationary Index, 0.125% due 4/15/2020	NR/Aaa	485,227	496,286

	United States Treasury Notes Inflationary Index, 0.375% due 7/15/2025	NR/Aaa	302,631	311,416

	TOTAL U.S. TREASURY SECURITIES (Cost $6,551,752)			6,598,393

	U.S. GOVERNMENT AGENCIES — 1.88%

	Export Leasing (2009), LLC, (Guaranty: Export-Import Bank of the United States), 1.859% due 8/28/2021	NR/NR	68,833	69,665

[a]	Micron Semiconductor Ltd., (Guaranty: Export-Import Bank of the United States), 1.258% due 1/15/2019	NR/NR	60,000	60,005

[a]	Petroleos Mexicanos Floating Rate Note, (Guaranty: Export-Import Bank of the United States), 0.978% due 4/15/2025	NR/NR	90,000	88,692

[a]	Petroleos Mexicanos, (Guaranty: Export-Import Bank of the United States), 1.70% due 12/20/2022	NR/NR	65,000	65,441

	Small Business Administration Participation Certificates, Series 2005-20K Class 1, 5.36% due 11/1/2025	NR/NR	38,826	42,738

[a]	Washington Aircraft 2 Co. Ltd. Floating Rate Note, (Guaranty: Export-Import Bank of the United States), 1.07% due 6/26/2024	NR/NR	174,922	172,417

	TOTAL U.S. GOVERNMENT AGENCIES (Cost $498,157)			498,958

	MORTGAGE BACKED — 0.77%

	Federal Home Loan Mtg Corp., CMO Series K716 Class A1, 2.413% due 8/25/2047	NR/Aaa	83,489	85,826

	Federal National Mtg Assoc. Pool AS3705, 2.50% due 11/1/2024	NR/NR	113,632	117,760

	TOTAL MORTGAGE BACKED (Cost $201,347)			203,586

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	ASSET BACKED SECURITIES — 24.56%
	ADVANCE RECEIVABLES — 0.47%

[b]	SPS Servicer Advance Receivables Trust, Series 2015-T3 Class AT3, 2.92% due 7/15/2047	AAA/NR	125,000	125,547

				125,547

	AUTO RECEIVABLES — 5.19%

	Ally Auto Receivables Trust, Series 15-1 Class A3, 1.39% due 9/16/2019	AAA/Aaa	150,000	150,705

	Ally Auto Receivables Trust, Series 15-2 Class A3, 1.49% due 11/15/2019	AAA/Aaa	100,000	100,724

[b]	Avis Budget Rental Car Funding AESOP, LLC, Series 2012-3A Class A, 2.10% due 3/20/2019	NR/Aaa	100,000	100,278

[b]	Chesapeake Funding II, LLC, Series 2016-1A Class A1, 2.11% due 3/15/2028	NR/Aaa	200,000	201,200

[b]	Drive Auto Receivables Trust, Series 2016-BA Class A2, 1.38% due 8/15/2018	AAA/Aaa	200,000	200,019

[b]	Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% due 7/15/2026	AAA/NR	100,000	101,854

[b]	Foursight Capital Automobile Receivables Trust, Series 2016-1 Class A2, 2.87% due 10/15/2021	A/NR	100,000	99,755

[b]	GM Financial Automobile Leasing Trust, Series 2014-2A Class A4, 1.62% due 2/20/2018	NR/Aaa	100,000	100,609

[b]	Hertz Vehicle Financing, LLC, Series 2013-1A Class A2, 1.83% due 8/25/2019	NR/Aaa	125,000	125,053

	Nissan Auto Receivables Owner Trust, Series 2016-B Class A2B Floating Rate Note, 0.742% due 4/15/2019	NR/Aaa	100,000	100,000

[b]	OSCAR US Funding Trust, Series 2014-1A Class A3, 1.72% due 4/15/2019	AA+/Aaa	100,000	98,855

				1,379,052

	COMMERCIAL MTG TRUST — 5.35%

[b]	BAMLL-DB Trust, Series 2012-OSI Class A2FX, 3.352% due 4/13/2029	NR/Aaa	399,814	403,673

[b]	Barclays Commercial Mortgage Securities, LLC, Series 2015-STP Class A, 3.323% due 9/10/2028	AAA/NR	100,000	101,881

	COMM Mortgage Trust, Series 2016-DC2 Class A1, 1.82% due 2/10/2049	NR/Aaa	126,138	128,080

[b]	DBUBS Mortgage Trust CMO, Series 2011-LC1A Class A1, 3.742% due 11/10/2046	NR/Aaa	1,644	1,662

[b]	DBUBS Mortgage Trust CMO, Series 2011-LC2A Class A1FL, 1.796% due 7/12/2044	NR/Aaa	48,332	48,666

	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1 Class A1, 1.676% due 5/10/2049	NR/Aaa	147,300	148,946

[b]	FREMF Mortgage Trust, Series 2013-KF02 Class B Floating Rate Note, 3.453% due 12/25/2045	NR/Baa3	22,865	23,225

[b]	GAHR Commercial Mortgage Trust, Series 2015-NRF Class BFX, 3.495% due 12/15/2034	AA-/NR	100,000	103,174

[b]	JPMorgan Chase Commercial Mortgage, Series 2014-BXH Class A Floating Rate Note, 1.342% due 4/15/2027	AAA/NR	100,000	97,597

	Morgan Stanley BAML Trust, Series 2012-C6 Class A2, 1.868% due 11/15/2045	NR/Aaa	97,758	98,370

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[b]	Morgan Stanley Re-REMIC Trust, Series 2009-GG10 Class A4A, 5.988% due 8/12/2045	NR/Aaa	143,701	145,397

	WFRBS Commercial Mortgage Trust, Series 2014-C22 Class A1, 1.479% due 9/15/2057	NR/Aaa	120,349	120,801

				1,421,472

	CREDIT CARD — 2.49%

[b]	Cabela’s Master Credit Card Trust, Series 2013-2A Class A1, 2.17% due 8/16/2021	AAA/NR	150,000	153,291

	Cabela’s Master Credit Card Trust, Series 2015-1A Class A2 Floating Rate Note, 0.982% due 3/15/2023	AAA/NR	75,000	74,336

	Capital One Multi-Asset Execution Trust, Series 2016-A1 Class A1 Floating Rate Note, 0.90% due 2/15/2022	AAA/NR	230,000	230,198

	Synchrony Credit Card Master Note Trust, Series 2014-1 Class A, 1.61% due 11/15/2020	AAA/Aaa	100,000	100,610

	Synchrony Credit Card Master Note Trust, Series 2016-1 Class A, 2.04% due 3/15/2022	NR/Aaa	100,000	101,905

				660,340

	OTHER ASSET BACKED — 7.99%

[b]	Alterna Funding I, LLC, Series 2014-1A, 1.639% due 2/15/2021	NR/NR	44,218	43,002

[b]	Ascentium Equipment Receivables, LLC, Series 2015-1A Class B, 2.26% due 6/10/2021	NR/Aaa	50,000	49,935

[b]	CLI Funding, LLC, Series 2014-1A Class A, 3.29% due 6/18/2029	A/NR	79,032	76,120

[b]	Dell Equipment Finance Trust, Series 2015-2 Class A3, 1.72% due 9/22/2020	AAA/Aaa	125,000	125,214

[b]	Diamond Resorts Owner Trust, Series 2014-1 Class A, 2.54% due 5/20/2027	A+/NR	150,765	151,087

[b]	Dominos Pizza Master Issuer, LLC, Series 2012-1A Class A2, 5.216% due 1/25/2042	BBB+/Baa1	147,531	155,737

	GE Dealer Floorplan Master Note Trust, Series 2012-2 Class A Floating Rate Note, 1.198% due 4/22/2019	NR/Aaa	100,000	100,216

[b]	GTP Acquisition Partners I, LLC, Series 2015-1 Class A, 2.35% due 6/15/2045	NR/Aaa	100,000	99,786

	Harley-Davidson Motorcycle Trust, Series 2015-2 Class A4, 1.66% due 12/15/2022	AAA/Aaa	100,000	100,929

[b]	Hertz Fleet Lease Funding LP, Series 2016-1 Class A1 Floating Rate Note, 1.538% due 4/10/2030	NR/Aaa	200,000	200,000

	MVW Owner Trust, Series 2013-1X Class A, 2.15% due 4/22/2030	A+/NR	40,062	39,760

[b]	Navistar Financial Dealer Note Master Owner Trust II, Series 2014-1 Class A Floating Rate Note, 1.203% due 10/25/2019	NR/Aaa	100,000	100,126

[b]	Navistar Financial Dealer Note Master Owner Trust II, Series 2015-1 Class A Floating Rate Note, 1.846% due 6/25/2020	NR/Aaa	71,000	71,137

[b]	OnDeck Asset Securitization Trust II, LLC, Series 2016-1A Class A, 4.21% due 5/17/2020	BBB+/NR	100,000	100,406

[b]	OneMain Financial Issuance Trust, Series 2016-2A Class A, 4.10% due 3/20/2028	A+/NR	100,000	102,921

[b]	PFS Financing Corp., Series 2015-AA Class A Floating Rate Note, 1.062% due 4/15/2020	AAA/Aaa	100,000	99,210

[b]	PFS Tax Lien Trust, Series 2014-1, 1.44% due 5/15/2029	AAA/NR	37,741	37,537

[b]	SBA Tower Trust, Series 2012-1 Class C, 2.933% due 12/15/2042	NR/A2	100,000	100,174

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[b]	SBA Tower Trust, Series 2014-1A Class C, 2.898% due 10/15/2044	NR/A2	100,000	101,389

[b]	Sierra Receivables Funding Co., LLC, Series 2012-1A Class A, 2.84% due 11/20/2028	A+/NR	19,045	19,144

[b]	Sierra Receivables Funding Co., LLC, Series 2014-1A Class A, 2.07% due 3/20/2030	A/NR	29,690	29,613

[b]	Sierra Receivables Funding Co., LLC, Series 2015-3A Class A, 2.58% due 9/20/2032	A/NR	68,149	68,835

[b,c]	Tax Ease Funding, LLC, Series 2016-1A Class A, 3.131% due 6/15/2028	NR/NR	150,000	149,999

				2,122,277

	RESIDENTIAL MTG TRUST — 0.69%

[b]	B2R Mortgage Trust, Series 2015-2 Class A, 3.336% due 11/15/2048	NR/NR	98,372	101,312

[b]	Nationstar HECM Loan Trust, Series 16-1A Class A, 2.981% due 2/25/2026	NR/Aaa	80,834	80,934

				182,246

	STUDENT LOAN — 2.38%

[b]	Navient Student Loan Trust, Series 2015-AA Class A1, 0.942% due 12/15/2021	NR/Aaa	27,618	27,592

[b]	Pennsylvania Higher Education Assistance Agency, Series 2012-1A Class A1 Floating Rate Note, 1.003% due 5/25/2027	AA+/NR	59,917	59,015

[b]	SLM Student Loan Trust, Series 2011-A Class A3 Floating Rate Note, 2.942% due 1/15/2043	AAA/Aaa	100,000	100,858

	SLM Student Loan Trust, Series 2013-4 Class A Floating Rate Note, 1.003% due 6/25/2027	NR/Aaa	65,662	62,947

[b]	SLM Student Loan Trust, Series 2013-B Class A2B Floating Rate Note, 1.542% due 6/17/2030	AAA/NR	200,000	200,108

[b]	Social Professional Loan Program, LLC, Series 2014-A Class A1 Floating Rate Note, 2.039% due 6/25/2025	A/NR	129,787	129,786

[b]	Social Professional Loan Program, LLC, Series 2014-B Class A2, 2.55% due 8/27/2029	A/A2	52,638	53,023

				633,329

	TOTAL ASSET BACKED SECURITIES (Cost $6,514,124)			6,524,263

	CORPORATE BONDS — 31.92%
	AUTOMOBILES & COMPONENTS — 1.34%

	Automobiles — 1.34%

[b]	Daimler Finance North America, LLC, 2.45% due 5/18/2020	A-/A3	150,000	154,356

[b]	Hyundai Capital America, 2.00% due 3/19/2018	A-/Baa1	50,000	50,314

[b]	Hyundai Capital America, 2.40% due 10/30/2018	A-/Baa1	50,000	50,698

[b]	Nissan Motor Acceptance Corp., 1.95% due 9/12/2017	A-/A3	100,000	100,792

				356,160

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	BANKS — 3.72%

	Banks — 3.72%

	Bank of America Corp. Floating Rate Note, 1.668% due 1/15/2019	BBB+/Baa1	100,000	100,406

	Citigroup, Inc., 1.70% due 4/27/2018	BBB+/Baa1	75,000	75,120

	Citigroup, Inc., 2.50% due 7/29/2019	BBB+/Baa1	75,000	76,397

[d]	Fifth Third Bank, 2.30% due 3/15/2019	A-/A3	200,000	203,934

	JPMorgan Chase & Co., 1.843% due 10/29/2020	A-/A3	125,000	126,298

[a]	Mitsubishi UFJ Financial Group, Inc. Floating Rate Note, 2.553% due 3/1/2021	A/A1	200,000	205,903

[a]	Santander UK plc Floating Rate Note, 2.136% due 3/14/2019	A/A1	100,000	100,090

	Wells Fargo & Co. Floating Rate Note, 1.692% due 12/7/2020	A/A2	100,000	100,196

				988,344

	CAPITAL GOODS — 1.15%

	Construction & Engineering — 0.38%

	URS Corp., 3.85% due 4/1/2017	BB-/NR	100,000	100,689

	Industrial Conglomerates — 0.39%

	Roper Technologies, Inc., 3.00% due 12/15/2020	BBB/Baa2	100,000	103,387

	Machinery — 0.38%

	Stanley Black & Decker, Inc., 2.451% due 11/17/2018	A-/Baa2	100,000	102,174

				306,250

	COMMERCIAL & PROFESSIONAL SERVICES — 0.29%

	Professional Services — 0.29%

	Dun & Bradstreet, Inc., 4.00% due 6/15/2020	BBB-/NR	75,000	77,885

				77,885

	CONSUMER SERVICES — 0.39%

	Diversified Consumer Services — 0.39%

	George Washington University, 4.411% due 9/15/2017	A+/A1	100,000	103,356

				103,356

	DIVERSIFIED FINANCIALS — 4.29%

	Capital Markets — 2.84%

[a]	Deutsche Bank AG, 2.95% due 8/20/2020	BBB+/Baa2	75,000	74,342

	Goldman Sachs Group, Inc. Floating Rate Note, 1.856% due 9/15/2020	BBB+/A3	100,000	99,804

	Goldman Sachs Group, Inc. Floating Rate Note, 1.658% due 10/23/2019	BBB+/A3	50,000	49,663

	Legg Mason, Inc., 2.70% due 7/15/2019	BBB/Baa1	100,000	102,318

	Morgan Stanley, 2.80% due 6/16/2020	BBB+/A3	50,000	51,230

	Morgan Stanley Floating Rate Note, 1.774% due 1/27/2020	BBB+/A3	75,000	75,289

	State Street Corp. Floating Rate Note, 1.526% due 8/18/2020	A/A1	100,000	100,365

[a,b]	UBS AG Jersey Floating Rate Note, 2.08% due 9/24/2020	A-/Baa2	200,000	200,108

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Consumer Finance — 0.19%

	Synchrony Financial, 3.00% due 8/15/2019	BBB-/NR	50,000	50,833

	Diversified Financial Services — 1.26%

[b]	Athene Global Funding, 2.875% due 10/23/2018	A-/NR	75,000	74,420

	Intercontinental Exchange, Inc., 2.75% due 12/1/2020	A/A2	100,000	105,066

	Moody’s Corp., 2.75% due 7/15/2019	BBB+/NR	50,000	51,566

	S&P Global, Inc., 3.30% due 8/14/2020	NR/NR	50,000	52,312

	S&P Global, Inc., 2.50% due 8/15/2018	NR/NR	50,000	51,030

				1,138,346

	ENERGY — 1.83%

	Oil, Gas & Consumable Fuels — 1.83%

[b]	Chevron Phillips Chemical Co., LLC, Floating Rate Note, 1.387% due 5/1/2020	A-/A2	100,000	96,894

	Exxon Mobil Corp., 2.222% due 3/1/2021	AA+/Aaa	75,000	77,329

	Exxon Mobil Corp. Floating Rate Note, 1.453% due 3/1/2019	AA+/Aaa	75,000	75,806

	Exxon Mobil Corp. Floating Rate Note, 1.274% due 2/28/2018	AA+/Aaa	50,000	50,372

[b]	Kern River Funding Corp., 4.893% due 4/30/2018	A/A2	79,925	84,696

	Marathon Petroleum Corp., 2.70% due 12/14/2018	BBB/Baa2	100,000	102,245

				487,342

	FOOD & STAPLES RETAILING — 0.20%

	Food & Staples Retailing — 0.20%

	Smith’s 1994-A3 Pass Through Trust, 9.20% due 7/2/2018	BBB/A2	49,021	53,584

				53,584

	FOOD, BEVERAGE & TOBACCO — 2.50%

	Beverages — 1.15%

	Anheuser-Busch InBev Finance Inc. Floating Rate Note, 1.897% due 2/1/2021	A-/A3	150,000	154,548

[c]	Molson Coors Brewing Co., 2.10% due 7/15/2021	BBB-/Baa3	150,000	150,456

	Food Products — 0.96%

	General Mills, Inc., 1.40% due 10/20/2017	BBB+/A3	50,000	50,275

	Ingredion, Inc., 1.80% due 9/25/2017	BBB/Baa2	100,000	100,516

	Mead Johnson Nutrition Co., 3.00% due 11/15/2020	BBB-/Baa1	100,000	104,468

	Tobacco — 0.39%

	Altria Group, Inc., 2.625% due 1/14/2020	A-/A3	100,000	103,955

				664,218

	HEALTH CARE EQUIPMENT & SERVICES — 0.38%

	Health Care Providers & Services — 0.38%

	Catholic Health Initiatives, 1.60% due 11/1/2017	A-/NR	100,000	100,407

				100,407

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	INSURANCE — 0.86%

	Insurance — 0.86%

[b]	Principal Life Global Funding II, 1.50% due 9/11/2017	A+/A1	50,000	50,226

[b]	Principal Life Global Funding II, 2.375% due 9/11/2019	A+/A1	50,000	51,110

[b]	Reliance Standard Life Insurance Co., 3.05% due 1/20/2021	A/A2	25,000	25,835

[b]	Reliance Standard Life Insurance Co., 2.50% due 4/24/2019	A/A2	100,000	101,974

				229,145

	MATERIALS — 0.20%

	Chemicals — 0.20%

	Airgas, Inc., 3.05% due 8/1/2020	A-/A3	50,000	52,042

				52,042

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 1.52%

	Biotechnology — 0.39%

	Gilead Sciences, Inc., 2.55% due 9/1/2020	A/A3	100,000	103,909

	Pharmaceuticals — 1.13%

[a]	Actavis Funding SCS, 2.35% due 3/12/2018	BBB-/Baa3	60,000	60,818

[a]	Actavis Funding SCS Floating Rate Note, 1.911% due 3/12/2020	BBB-/Baa3	60,000	60,183

[a,b]	Mylan N.V., 3.00% due 12/15/2018	BBB-/Baa3	100,000	102,380

	Zoetis, Inc., 3.45% due 11/13/2020	BBB-/Baa2	75,000	77,428

				404,718

	REAL ESTATE — 0.38%

	Real Estate Investment Trusts — 0.38%

	Select Income REIT, 2.85% due 2/1/2018	BBB-/Baa2	100,000	100,783

				100,783

	SOFTWARE & SERVICES — 3.52%

	Information Technology Services — 1.55%

	Fidelity National Information Services, Inc., 2.85% due 10/15/2018	BBB/Baa3	150,000	153,943

	Fiserv, Inc., 2.70% due 6/1/2020	BBB/Baa2	100,000	103,528

	Total System Services, Inc., 3.80% due 4/1/2021	BBB-/Baa3	50,000	52,939

	Total System Services, Inc., 2.375% due 6/1/2018	BBB-/Baa3	100,000	100,770

	Internet Software & Services — 0.44%

	eBay, Inc., 2.50% due 3/9/2018	BBB+/Baa1	115,000	117,099

	Software — 1.53%

	Autodesk, Inc., 3.125% due 6/15/2020	BBB/Baa2	100,000	102,786

	CA Technologies, Inc., 2.875% due 8/15/2018	BBB+/Baa2	125,000	127,495

[c]	Oracle Corp., 1.90% due 9/15/2021	AA-/NR	175,000	175,643

				934,203

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	TECHNOLOGY HARDWARE & EQUIPMENT — 1.72%

	Communications Equipment — 0.96%

	Cisco Systems, Inc. Floating Rate Note, 1.254% due 2/21/2018	AA-/A1	150,000	150,928

	Juniper Networks, Inc., 3.30% due 6/15/2020	BBB/Baa2	100,000	103,108

	Technology, Hardware, Storage & Peripherals — 0.76%

	Apple, Inc. Floating Rate Note, 1.474% due 2/22/2019	AA+/Aa1	50,000	50,716

	Apple, Inc. Floating Rate Note, 1.784% due 2/23/2021	AA+/Aa1	50,000	51,309

[b]	Hewlett Packard Enterprise Co. Floating Rate Note, 2.559% due 10/5/2018	BBB/Baa2	100,000	101,378

				457,439

	TELECOMMUNICATION SERVICES — 1.68%

	Diversified Telecommunication Services — 1.68%

	AT&T, Inc., 2.45% due 6/30/2020	BBB+/Baa1	100,000	102,096

	AT&T, Inc., 1.561% due 6/30/2020	BBB+/Baa1	50,000	49,804

	AT&T, Inc., 1.577% due 11/27/2018	BBB+/Baa1	50,000	50,257

	Verizon Communications, Inc. Floating Rate Note, 1.426% due 6/17/2019	BBB+/Baa1	100,000	100,506

	Verizon Communications, Inc. Floating Rate Note, 2.406% due 9/14/2018	BBB+/Baa1	140,000	143,493

				446,156

	TRANSPORTATION — 1.19%

	Air Freight & Logistics — 0.11%

[b]	FedEx Corp. 2012 Pass-Through Trust, 2.625% due 1/15/2018	BBB/Baa1	29,642	29,880

	Airlines — 0.69%

	American Airlines Group, Inc., 4.95% due 7/15/2024	A/NR	168,031	183,574

	Road & Rail — 0.39%

[b]	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.20% due 7/15/2020	BBB-/Baa3	100,000	102,283

				315,737

	UTILITIES — 4.76%

	Electric Utilities — 4.00%

	Cleveland Electric Illuminating Co., 7.88% due 11/1/2017	BBB+/Baa1	185,000	199,751

[d]	Duke Energy Florida Project Finance LLC, 1.196% due 3/1/2020	AAA/Aaa	250,000	250,183

[a,b]	Electricite de France S.A., 2.15% due 1/22/2019	A/A2	100,000	102,054

[a,b]	Enel Finance International S.A., 6.25% due 9/15/2017	BBB/Baa2	100,000	105,639

	Exelon Corp., 1.55% due 6/9/2017	BBB-/Baa2	50,000	50,087

	Exelon Corp., 2.85% due 6/15/2020	BBB-/Baa2	50,000	51,578

	NextEra Energy Capital Holdings, Inc., 1.586% due 6/1/2017	BBB+/Baa1	100,000	100,241

	Southern Power Co., 2.375% due 6/1/2020	BBB+/Baa1	100,000	101,554

	The Southern Co., 2.45% due 9/1/2018	BBB+/Baa2	100,000	102,406

8

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Gas Utilities — 0.38%

	Spire, Inc. Floating Rate Note, 1.376% due 8/15/2017	BBB+/Baa2	100,000	99,663

	Multi-Utilities — 0.38%

	Dominion Gas Holdings, LLC, 2.50% due 12/15/2019	BBB+/A2	100,000	102,283

				1,265,439

	TOTAL CORPORATE BONDS (Cost $8,355,345)			8,481,554

	CONVERTIBLE BONDS — 0.18%
	REAL ESTATE — 0.18%

	Real Estate Investment Trusts — 0.18%

[b]	IAS Operating Partnership LP, 5.00% due 3/15/2018	NR/NR	50,000	48,750

				48,750

	TOTAL CONVERTIBLE BONDS (Cost $48,191)			48,750

	MUNICIPAL BONDS — 1.05%

	JobsOhio Beverage System, 2.217% due 1/1/2019 (State Liquor Enterprise)	AA/Aa3	100,000	102,875

	Louisiana Local Government Environmental Facilities and Community Development Authority, 1.66% due 2/1/2022 (Louisiana Utilities Restoration)	AAA/Aaa	75,126	76,182

	Sandoval County, New Mexico, 1.452% due 6/1/2017	A+/NR	100,000	100,582

	TOTAL MUNICIPAL BONDS (Cost $272,837)			279,639

	SHORT TERM INVESTMENTS — 13.22%

[e]	Thornburg Capital Management Fund	NR/NR	351,146	3,511,457

	TOTAL SHORT TERM INVESTMENTS (Cost $3,511,457)			3,511,457

	TOTAL INVESTMENTS — 98.42% (Cost $25,953,210)			$26,146,600

	OTHER ASSETS LESS LIABILITIES — 1.58%			420,265

	NET ASSETS — 100.00%			$26,566,865

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

a	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2016, the aggregate value of these securities in the Fund’s portfolio was $6,499,523, representing 24.46% of the Fund’s net assets.

9

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	June 30, 2016 (Unaudited)

c	When-issued security.

d	Segregated as collateral for a when-issued security.

e	Investment in Affiliates - Shown below are holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:

Issuer	Shares/Principal September 30, 2015	Gross Additions	Gross Reductions	Shares/Principal June 30, 2016	Market Value June 30, 2016	Investment Income	Realized Gain (Loss)
Thornburg Capital Management Fund	307,812	1,401,522	1,358,188	351,146	$3,511,457	$8,500	$—

Total non-controlled affiliated issuers - 13.22% of net assets					$3,511,457	$8,500	$—

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

CMO	Collateralized Mortgage Obligation

Mtg	Mortgage

REIT	Real Estate Investment Trust

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization

Thornburg Low Duration Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest, Class A and Institutional Class (“Class I”).

Significant accounting policies

The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The following summarizes the significant accounting policies of the Fund:

Valuation Policy and Procedures: Valuation of the Fund’s portfolio investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the Board of Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

10

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	June 30, 2016 (Unaudited)

Valuation of Investments: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

NOTE 2 – FAIR VALUE MEASUREMENT

Valuation Measurement: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (“FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2016. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurement at June 30, 2016
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
U.S. Treasury Securities	$6,598,393	$6,598,393	$-	$-
U.S. Government Agencies	498,958	-	498,958	-
Mortgage Backed	203,586	-	203,586	-
Asset Backed Securities	6,524,263	-	6,524,263	-
Corporate Bonds	8,481,554	-	8,481,554	-
Convertible Bonds	48,750	-	48,750	-
Municipal Bonds	279,639	-	279,639	-
Short Term Investments	3,511,457	3,511,457	-	-

Total Investments in Securities	$26,146,600	$10,109,850	$16,036,750	$-

11

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	June 30, 2016 (Unaudited)

In accordance with the guidance prescribed in FASB Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2016.

NOTE 3 – INVESTMENTS

At June 30, 2016, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$25,953,210

Gross unrealized appreciation on a tax basis	$226,668
Gross unrealized depreciation on a tax basis	(33,278)

Net unrealized appreciation (depreciation) on investments (tax basis)	$193,390

12

SCHEDULE OF INVESTMENTS

Thornburg Limited Term Income Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	U.S. TREASURY SECURITIES — 2.34%

	United States Treasury Notes, 4.875% due 8/15/2016	NR/Aaa	$2,000,000	$2,011,006

	United States Treasury Notes, 3.00% due 2/28/2017	NR/Aaa	2,000,000	2,033,584

	United States Treasury Notes, 0.875% due 6/15/2017	NR/Aaa	14,900,000	14,952,965

	United States Treasury Notes, 0.875% due 7/15/2017	NR/Aaa	36,500,000	36,635,448

	United States Treasury Notes, 0.75% due 4/30/2018	NR/Aaa	6,875,000	6,895,746

	United States Treasury Notes, 1.625% due 3/31/2019	NR/Aaa	15,000,000	15,378,077

	United States Treasury Notes, 1.50% due 5/31/2019	NR/Aaa	10,000,000	10,226,465

	United States Treasury Notes Inflationary Index, 0.125% due 4/15/2020	NR/Aaa	16,914,494	17,300,007

	TOTAL U.S. TREASURY SECURITIES (Cost $104,047,464)			105,433,298

	U.S. GOVERNMENT AGENCIES — 5.73%

	Alex Alpha, LLC, (Guaranty: Export-Import Bank of the United States), 1.617% due 8/15/2024	NR/NR	3,586,956	3,591,892

	Altitude Investments 12, LLC, (Guaranty: Export-Import Bank of the United States), 2.454% due 12/9/2025	NR/NR	5,710,887	5,917,461

[a]	CoBank, ACB Floating Rate Note, (Federal Farm Credit Banks), 1.253% due 6/15/2022	A-/NR	27,800,000	25,855,307

[b]	Durrah MSN 35603, (Guaranty: Export-Import Bank of the United States), 1.684% due 1/22/2025	NR/NR	11,199,813	11,230,881

	DY8 Leasing, LLC, (Guaranty: Export-Import Bank of the United States), 2.627% due 4/29/2026	NR/NR	4,270,833	4,460,176

	Export Leasing (2009), LLC, (Guaranty: Export-Import Bank of the United States), 1.859% due 8/28/2021	NR/NR	4,749,470	4,806,905

[b]	Gate Capital Cayman One Ltd., (Guaranty: Export-Import Bank of the United States), 1.839% due 3/27/2021	NR/NR	7,800,033	7,888,782

	Helios Leasing I, LLC, (Guaranty: Export-Import Bank of the United States), 1.562% due 9/28/2024	NR/NR	4,250,695	4,242,287

[b]	Micron Semiconductor Ltd., (Guaranty: Export-Import Bank of the United States), 1.258% due 1/15/2019	NR/NR	2,580,000	2,580,209

	Mortgage-Linked Amortizing Notes, Series 2012-1 Class A10, 2.06% due 1/15/2022	AA+/NR	726,319	742,340

[b]	MSN 41079 and 41084 Ltd., (Guaranty: Export-Import Bank of the United States), 1.717% due 7/13/2024	NR/NR	8,531,315	8,575,089

[b]	Petroleos Mexicanos Floating Rate Note, (Guaranty: Export-Import Bank of the United States), 0.978% due 4/15/2025	NR/NR	9,324,000	9,188,466

[b]	Petroleos Mexicanos, (Guaranty: Export-Import Bank of the United States), 1.70% due 12/20/2022	NR/NR	6,760,000	6,805,867

[b]	Petroleos Mexicanos, (Guaranty: Export-Import Bank of the United States), 2.46% due 12/15/2025	NR/NR	7,125,000	7,384,065

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Private Export Funding Corp., (Guaranty: Export-Import Bank of the United States), 5.45% due 9/15/2017	NR/Aaa	3,000,000	3,169,176

	Private Export Funding Corp., (Guaranty: Export-Import Bank of the United States), 3.55% due 1/15/2024	NR/Aaa	10,000,000	11,166,980

[b]	Reliance Industries Ltd., (Guaranty: Export-Import Bank of the United States), 2.06% due 1/15/2026	NR/NR	1,500,000	1,526,877

[b]	Reliance Industries Ltd., (Guaranty: Export-Import Bank of the United States), 2.512% due 1/15/2026	NR/NR	6,500,000	6,750,776

	Sandalwood 2013, LLC, (Guaranty: Export-Import Bank of the United States), 2.821% due 2/12/2026	NR/NR	5,837,099	6,154,024

	Santa Rosa Leasing, LLC, (Guaranty: Export-Import Bank of the United States), 1.693% due 8/15/2024	NR/NR	4,234,327	4,252,696

	Santa Rosa Leasing, LLC, (Guaranty: Export-Import Bank of the United States), 1.472% due 11/3/2024	NR/NR	11,648,445	11,583,412

	Small Business Administration Participation Certificates, Series 2001-20J Class 1, 5.76% due 10/1/2021	NR/NR	234,096	251,346

	Small Business Administration Participation Certificates, Series 2008-20D Class 1, 5.37% due 4/1/2028	NR/NR	1,272,602	1,427,442

	Small Business Administration Participation Certificates, Series 2009-20E Class 1, 4.43% due 5/1/2029	NR/NR	1,151,570	1,263,117

	Small Business Administration Participation Certificates, Series 2009-20K Class 1, 4.09% due 11/1/2029	NR/NR	6,581,928	7,163,431

	Small Business Administration Participation Certificates, Series 2011-20E Class 1, 3.79% due 5/1/2031	NR/NR	8,633,948	9,423,914

	Small Business Administration Participation Certificates, Series 2011-20F Class 1, 3.67% due 6/1/2031	NR/NR	1,416,757	1,546,426

	Small Business Administration Participation Certificates, Series 2011-20G Class 1, 3.74% due 7/1/2031	NR/NR	10,072,541	10,977,473

	Small Business Administration Participation Certificates, Series 2011-20I Class 1, 2.85% due 9/1/2031	NR/NR	13,675,794	14,306,695

	Small Business Administration Participation Certificates, Series 2011-20K Class 1, 2.87% due 11/1/2031	NR/NR	10,407,364	10,912,787

	Small Business Administration Participation Certificates, Series 2012-20D Class 1, 2.67% due 4/1/2032	NR/NR	10,308,306	10,687,021

	Small Business Administration Participation Certificates, Series 2012-20J Class 1, 2.18% due 10/1/2032	NR/NR	8,221,354	8,324,178

	Small Business Administration Participation Certificates, Series 2012-20K Class 1, 2.09% due 11/1/2032	NR/NR	4,984,057	5,034,859

	Southaven Combined Cycle Generation, LLC (Tennessee Valley Authority), 3.846% due 8/15/2033	AA-/Aaa	5,533,000	6,103,253

[a,c]	U.S. Department of Transportation, 6.001% due 12/7/2021	NR/NR	3,000,000	3,545,400

	Union 13 Leasing, LLC, (Guaranty: Export-Import Bank of the United States), 1.682% due 12/19/2024	NR/NR	10,917,495	10,944,789

[b]	Washington Aircraft 2 Co. Ltd. Floating Rate Note, (Guaranty: Export-Import Bank of the United States), 1.07% due 6/26/2024	NR/NR	8,133,861	8,017,409

	TOTAL U.S. GOVERNMENT AGENCIES (Cost $254,077,561)			257,803,208

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	OTHER GOVERNMENT — 1.71%

[a,b]	Carpintero Finance Ltd., (Guaranty: Export Credits Guarantee Department of the United Kingdom), 2.004% due 9/18/2024	NR/NR	8,173,328	8,307,445

[a,b]	Carpintero Finance Ltd., (Guaranty: Export Credits Guarantee Department of the United Kingdom), 2.581% due 11/11/2024	NR/NR	11,522,772	11,991,380

[a,b]	Government of Bermuda, 5.603% due 7/20/2020	A+/A2	3,000,000	3,292,283

[a,b]	Government of Bermuda, 4.138% due 1/3/2023	A+/A2	4,000,000	4,134,000

[a,b]	Khadrawy Ltd., (Guaranty: Export Credit Guarantee Department of the United Kingdom), 2.471% due 3/31/2025	NR/NR	5,499,258	5,520,155

[a,b]	Korea National Oil Corp., 4.00% due 10/27/2016	AA-/Aa2	2,000,000	2,020,670

[a,b]	Korea National Oil Corp., 2.75% due 1/23/2019	AA-/Aa2	5,000,000	5,125,830

[b]	North American Development Bank, 4.375% due 2/11/2020	NR/Aa1	15,500,000	16,921,086

[a,b]	Seven and Seven Ltd. Floating Rate Note, (Guaranty: Export-Import Bank of Korea), 1.898% due 9/11/2019	NR/NR	15,610,000	15,552,290

[a,b]	State of Qatar, 3.125% due 1/20/2017	AA/Aa2	4,000,000	4,042,000

	TOTAL OTHER GOVERNMENT (Cost $75,435,318)			76,907,139

	MORTGAGE BACKED — 3.70%

	Federal Home Loan Mtg Corp. Multi-Family Structured Pass Through, Series KLH3 Class A Floating Rate Note, 1.153% due 11/25/2022	NR/NR	18,800,000	18,857,158

	Federal Home Loan Mtg Corp., CMO Interest Only Series K008 Class X1, 1.795% due 6/25/2020	NR/NR	35,955,794	1,745,517

	Federal Home Loan Mtg Corp., CMO Interest Only Series K710 Class X1, 1.894% due 5/25/2019	NR/NR	46,977,138	1,972,067

	Federal Home Loan Mtg Corp., CMO Series 2528 Class HN, 5.00% due 11/15/2017	NR/NR	57,549	58,739

	Federal Home Loan Mtg Corp., CMO Series 2627 Class GY, 4.50% due 6/15/2018	NR/NR	425,488	436,058

	Federal Home Loan Mtg Corp., CMO Series 2628 Class AB, 4.50% due 6/15/2018	NR/NR	105,387	108,150

	Federal Home Loan Mtg Corp., CMO Series 2682 Class JG, 4.50% due 10/15/2023	NR/NR	786,239	830,100

	Federal Home Loan Mtg Corp., CMO Series 2814 Class GB, 5.00% due 6/15/2019	NR/NR	28,252	29,319

	Federal Home Loan Mtg Corp., CMO Series 2827 Class BU, 3.50% due 7/15/2019	NR/NR	521,952	532,446

	Federal Home Loan Mtg Corp., CMO Series 3195 Class PD, 6.50% due 7/15/2036	NR/NR	1,180,519	1,327,659

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Federal Home Loan Mtg Corp., CMO Series 3291 Class BY, 4.50% due 3/15/2022	NR/NR	1,174,517	1,226,500

Federal Home Loan Mtg Corp., CMO Series 3504 Class PC, 4.00% due 1/15/2039	NR/NR	109,379	113,985

Federal Home Loan Mtg Corp., CMO Series 3589 Class CA, 4.00% due 10/15/2021	NR/NR	108,575	109,357

Federal Home Loan Mtg Corp., CMO Series 3919 Class VB, 4.00% due 8/15/2024	NR/NR	4,136,732	4,543,425

Federal Home Loan Mtg Corp., CMO Series 3922 Class PQ, 2.00% due 4/15/2041	NR/NR	1,829,845	1,842,974

Federal Home Loan Mtg Corp., CMO Series 4050 Class MV, 3.50% due 8/15/2023	NR/NR	2,725,652	2,916,524

Federal Home Loan Mtg Corp., CMO Series 4079 Class WV, 3.50% due 3/15/2027	NR/NR	2,961,367	3,188,513

Federal Home Loan Mtg Corp., CMO Series 4097 Class TE, 1.75% due 5/15/2039	NR/NR	7,439,200	7,403,662

Federal Home Loan Mtg Corp., CMO Series 4120 Class TC, 1.50% due 10/15/2027	NR/NR	3,768,458	3,750,265

Federal Home Loan Mtg Corp., CMO Series K038 Class A1, 2.604% due 10/25/2023	NR/NR	12,404,373	12,924,475

Federal Home Loan Mtg Corp., CMO Series K039 Class A1, 2.683% due 12/25/2023	NR/NR	6,265,704	6,550,207

Federal Home Loan Mtg Corp., CMO Series K716 Class A1, 2.413% due 8/25/2047	NR/Aaa	5,134,594	5,278,284

Federal Home Loan Mtg Corp., Pool D98887, 3.50% due 1/1/2032	NR/NR	4,840,536	5,167,839

Federal Home Loan Mtg Corp., Pool J17504, 3.00% due 12/1/2026	NR/NR	2,319,351	2,443,472

Federal Home Loan Mtg Corp., REMIC Series 3838 Class GV, 4.00% due 3/15/2024	NR/NR	8,040,175	8,763,143

Federal Home Loan Mtg Corp., REMIC Series 4072 Class VA, 3.50% due 10/15/2023	NR/NR	2,098,491	2,247,743

Federal National Mtg Assoc., CMO Series 2003-4 Class PE, 5.00% due 2/25/2018	NR/NR	170,424	174,563

Federal National Mtg Assoc., CMO Series 2003-74 Class KN, 4.50% due 8/25/2018	NR/NR	81,209	82,994

Federal National Mtg Assoc., CMO Series 2005-48 Class AR, 5.50% due 2/25/2035	NR/NR	289,466	305,182

Federal National Mtg Assoc., CMO Series 2007-42 Class PA, 5.50% due 4/25/2037	NR/NR	419,402	450,945

Federal National Mtg Assoc., CMO Series 2009-17 Class AH, 0.974% due 3/25/2039	NR/NR	777,190	694,482

Federal National Mtg Assoc., CMO Series 2009-49 Class KA, 5.00% due 2/25/2024	NR/NR	67,062	67,617

Federal National Mtg Assoc., CMO Series 2009-5 Class A, 4.50% due 12/25/2023	NR/NR	488,428	500,682

Federal National Mtg Assoc., CMO Series 2009-52 Class AJ, 4.00% due 7/25/2024	NR/NR	383,716	395,546

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Federal National Mtg Assoc., CMO Series 2009-70 Class NK, 4.50% due 8/25/2019	NR/NR	257,596	264,030

	Federal National Mtg Assoc., CMO Series 2011-103 Class VA, 4.00% due 12/25/2022	NR/NR	1,860,838	1,900,216

	Federal National Mtg Assoc., CMO Series 2011-15 Class VA, 4.00% due 4/25/2022	NR/NR	1,146,132	1,201,108

	Federal National Mtg Assoc., CMO Series 2012-129 Class LA, 3.50% due 12/25/2042	NR/NR	9,971,381	10,515,162

	Federal National Mtg Assoc., CMO Series 2012-36 Class CV, 4.00% due 6/25/2023	NR/NR	2,439,835	2,605,612

	Federal National Mtg Assoc., Pool 357384, 4.50% due 5/1/2018	NR/NR	55,500	56,970

	Federal National Mtg Assoc., Pool 897936, 5.50% due 8/1/2021	NR/NR	514,888	554,484

	Federal National Mtg Assoc., Pool AB7997, 2.50% due 2/1/2023	NR/NR	5,737,584	5,944,227

	Federal National Mtg Assoc., Pool AK6518, 3.00% due 3/1/2027	NR/NR	3,164,398	3,340,171

	Federal National Mtg Assoc., Pool MA1278, 2.50% due 12/1/2022	NR/NR	7,555,220	7,827,326

	Federal National Mtg Assoc., Pool MA1585, 2.00% due 9/1/2023	NR/NR	9,340,413	9,574,653

	Federal National Mtg Assoc., Pool MA1691, 3.00% due 12/1/2023	NR/NR	8,266,755	8,676,863

	Government National Mtg Assoc., CMO Series 2009-68 Class DP, 4.50% due 11/16/2038	NR/NR	437,964	468,380

	Government National Mtg Assoc., Pool 714631, 5.691% due 10/20/2059	NR/NR	1,444,829	1,491,762

	Government National Mtg Assoc., Pool 721652, 5.044% due 5/20/2061	NR/NR	4,741,353	4,995,999

	Government National Mtg Assoc., Pool 731491, 5.156% due 12/20/2060	NR/NR	2,815,633	3,034,201

	Government National Mtg Assoc., Pool 751388, 5.307% due 1/20/2061	NR/NR	3,514,287	3,805,215

	Government National Mtg Assoc., Pool 783299, 4.50% due 2/15/2022	NR/NR	1,411,682	1,462,060

	Government National Mtg Assoc., Pool 827148, 2.00% due 2/20/2024	NR/NR	19,622	20,035

	Government National Mtg Assoc., Pool MA0100, 2.50% due 5/20/2042	NR/NR	1,603,181	1,628,888

	TOTAL MORTGAGE BACKED (Cost $164,084,886)			166,406,954

	ASSET BACKED SECURITIES — 23.28%
	ADVANCE RECEIVABLES — 0.31%

[a]	SPS Servicer Advance Receivables Trust, Series 2015-T3 Class AT3, 2.92% due 7/15/2047	AAA/NR	13,875,000	13,935,731

				13,935,731

	AUTO RECEIVABLES — 3.77%

[a]	Avis Budget Rental Car Funding AESOP, LLC, Series 2012-3A Class A, 2.10% due 3/20/2019	NR/Aaa	10,200,000	10,228,314

[a]	Avis Budget Rental Car Funding AESOP, LLC, Series 2015-2A Class A, 2.63% due 12/20/2021	NR/Aaa	6,000,000	6,113,175

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[a]	Chesapeake Funding II, LLC, Series 2016-1A Class A1, 2.11% due 3/15/2028	NR/Aaa	13,800,000	13,882,812

[a]	Drive Auto Receivables Trust, Series 2016-BA Class A2, 1.38% due 8/15/2018	AAA/Aaa	14,800,000	14,801,436

[a]	Exeter Automobile Receivables Trust, Series 2015-1A Class B, 2.84% due 3/16/2020	A/NR	14,250,000	14,127,979

	Ford Credit Auto Owner Trust, Series 2013-C Class A4, 1.25% due 10/15/2018	AAA/NR	1,200,000	1,202,164

[a]	Ford Credit Auto Owner Trust, Series 2014-2 Class A, 2.31% due 4/15/2026	NR/Aaa	18,000,000	18,502,535

[a]	Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% due 7/15/2026	AAA/NR	9,900,000	10,083,553

[a]	Foursight Capital Automobile Receivables Trust, Series 2016-1 Class A2, 2.87% due 10/15/2021	A/NR	4,900,000	4,887,984

[a]	GM Financial Automobile Leasing Trust, Series 2014-2A Class A4, 1.62% due 2/20/2018	NR/Aaa	13,400,000	13,481,535

[a]	Hertz Vehicle Financing, LLC, Series 2013-1A Class A2, 1.83% due 8/25/2019	NR/Aaa	10,275,000	10,279,346

[a]	Hertz Vehicle Financing, LLC, Series 2015-2A Class A, 2.02% due 9/25/2019	NR/Aaa	15,000,000	15,099,778

	Nissan Auto Receivables Owner Trust, Series 2016-B Class A2B Floating Rate Note, 0.742% due 4/15/2019	NR/Aaa	11,900,000	11,899,999

[a]	OSCAR US Funding Trust, Series 2014-1A Class A3, 1.72% due 4/15/2019	AA+/Aaa	9,900,000	9,786,655

[a]	OSCAR US Funding Trust, Series 2015-1A Class A2A, 1.30% due 2/15/2018	AA+/Aaa	6,496,455	6,476,004

	Santander Drive Auto Receivables Trust, Series 2013-4 Class B, 2.16% due 1/15/2020	AAA/Aaa	438,843	438,970

	World Omni Auto Receivables Trust, Series 2014-B Class A4, 1.68% due 12/15/2020	AAA/NR	8,400,000	8,497,034

				169,789,273

	COMMERCIAL MTG TRUST — 4.98%

[a]	BAMLL-DB Trust, Series 2012-OSI Class A2FX, 3.352% due 4/13/2029	NR/Aaa	41,300,776	41,699,374

	Banc of America Commercial Mtg Inc., Series 2006-6 Class A3, 5.369% due 10/10/2045	AAA/Aaa	37,840	37,832

[a]	Barclays Commercial Mortgage Securities, LLC, Series 2015-STP Class A, 3.323% due 9/10/2028	AAA/NR	5,900,000	6,010,993

[a]	Bayview Commercial Asset Trust, Series 2004-3 Class A2 Floating Rate Note, 0.873% due 1/25/2035	NR/Aa2	3,028,328	2,687,074

[a]	BHMS Mtg Trust, Series 2014-ATLS Class AFL Floating Rate Note, 1.968% due 7/5/2033	NR/NR	10,000,000	9,809,085

[a]	CFCRE Commercial Mtg Trust, Series 2011-C1 Class A4, 4.961% due 4/15/2044	NR/Aaa	11,877,000	13,197,145

	Citigroup Commercial Mortgage Trust, Series 2004-HYB2 Class B1, 2.933% due 3/25/2034	CCC/Caa2	219,755	179,839

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	COMM Mortgage Trust, Series 2016-DC2 Class A1, 1.82% due 2/10/2049	NR/Aaa	23,883,826	24,251,461

	Credit Suisse Commercial Mtg Capital Certificates, Series 2007-C2 Class A2, 5.448% due 1/15/2049	AAA/Aaa	8,184	8,183

[a]	DBUBS Mortgage Trust CMO, Series 2011-LC1A Class A1, 3.742% due 11/10/2046	NR/Aaa	88,755	89,761

[a]	DBUBS Mortgage Trust CMO, Series 2011-LC2A Class A1FL, 1.796% due 7/12/2044	NR/Aaa	4,748,580	4,781,418

	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1 Class A1, 1.676% due 5/10/2049	NR/Aaa	6,096,253	6,164,387

[a]	Extended Stay America Trust, Series 2013-ESH7 Class B7, 3.604% due 12/5/2031	AAA/NR	11,380,000	11,436,900

[a]	FREMF Mortgage Trust, Series 2013-KF02 Class B Floating Rate Note, 3.453% due 12/25/2045	NR/Baa3	1,314,721	1,335,434

[a]	GAHR Commercial Mortgage Trust, Series 2015-NRF Class BFX, 3.495% due 12/15/2034	AA-/NR	24,880,000	25,669,656

[a]	Hilton USA Trust, Series 2013-HLT Class BFX, 3.367% due 11/5/2030	AA-/Aaa	18,500,000	18,598,281

[a]	JPMorgan Chase Commercial Mortgage, Series 2014-BXH Class A Floating Rate Note, 1.342% due 4/15/2027	AAA/NR	19,900,000	19,421,890

[a]	Madison Avenue Trust, Series 2015-11MD Class A, 3.673% due 9/10/2035	AAA/NR	12,000,000	13,057,916

[a]	Morgan Stanley Re-REMIC Trust, Series 2009-GG10 Class A4A, 5.988% due 8/12/2045	NR/Aaa	5,881,904	5,951,316

[a]	Wells Fargo Commercial Mtg Trust, Series 2013-120B Class A, 2.80% due 3/18/2028	AAA/NR	15,000,000	15,236,049

	WFRBS Commercial Mortgage Trust, Series 2014-C22 Class A1, 1.479% due 9/15/2057	NR/Aaa	4,478,442	4,495,249

				224,119,243

	CREDIT CARD — 2.45%

	Cabela’s Master Credit Card Trust, Series 2015-1A Class A2 Floating Rate Note, 0.982% due 3/15/2023	AAA/NR	15,665,000	15,526,285

	Cabela’s Master Credit Card Trust, Series 2016-1 Class A2 Floating Rate Note, 0.998% due 6/15/2022	AAA/NR	15,000,000	14,998,500

	Capital One Multi-Asset Execution Trust, Series 2016-A1 Class A1 Floating Rate Note, 0.90% due 2/15/2022	AAA/NR	39,050,000	39,083,653

	Synchrony Credit Card Master Note Trust, Series 2014-1 Class A, 1.61% due 11/15/2020	AAA/Aaa	14,613,000	14,702,118

	Synchrony Credit Card Master Note Trust, Series 2015-2 Class A, 1.60% due 4/15/2021	AAA/NR	7,400,000	7,432,341

	Synchrony Credit Card Master Note Trust, Series 2016-1 Class A, 2.04% due 3/15/2022	NR/Aaa	8,400,000	8,560,016

[a,b]	Turquoise Card Backed Securities plc, Series 2012-1A Class A Floating Rate Note, 1.242% due 6/17/2019	NR/Aaa	10,000,000	9,997,140

				110,300,053

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	OTHER ASSET BACKED — 9.61%

[a]	321 Henderson Receivables, LLC, Series 2014-1A Class A, 3.96% due 3/15/2063	NR/Aaa	17,656,427	18,713,937

[a]	Alterna Funding I, LLC, Series 2014-1A, 1.639% due 2/15/2021	NR/NR	3,051,030	2,967,127

	Appalachian Consumer Rate Relief Funding, LLC, Series 2013-1 Class A1, 2.008% due 2/1/2024	AAA/Aaa	11,929,345	12,208,861

[a]	Ascentium Equipment Receivables, LLC, Series 2015-1A Class B, 2.26% due 6/10/2021	NR/Aaa	5,920,000	5,912,360

[a]	CLI Funding V, LLC, Series 2014-2A Class A, 3.38% due 10/18/2029	A/NR	8,327,031	8,088,615

[a,b]	Cronos Containers Program Ltd., Series 2013-1A Class A, 3.08% due 4/18/2028	A+/NR	6,833,333	6,566,876

[a]	Dell Equipment Finance Trust, Series 2015-2 Class A3, 1.72% due 9/22/2020	AAA/Aaa	9,875,000	9,891,873

[a]	Diamond Resorts Owner Trust, Series 2014-1 Class A, 2.54% due 5/20/2027	A+/NR	21,585,197	21,631,357

[a]	Dominos Pizza Master Issuer, LLC, Series 2012-1A Class A2, 5.216% due 1/25/2042	BBB+/Baa1	18,030,089	19,032,910

	Entergy New Orleans Storm Recovery Funding I, LLC, Series 2015-1 Class A, 2.67% due 6/1/2027	AAA/Aa1	14,089,850	14,747,236

[a]	Fairway Outdoor Funding, LLC, Series 2012-1A Class A2, 4.212% due 10/15/2042	NR/NR	6,274,699	6,496,429

	GE Dealer Floorplan Master Note Trust, Series 2012-2 Class A Floating Rate Note, 1.198% due 4/22/2019	NR/Aaa	14,900,000	14,932,159

[a]	GTP Acquisition Partners I, LLC, Series 2015-1 Class A, 2.35% due 6/15/2045	NR/Aaa	9,900,000	9,878,814

	Harley-Davidson Motorcycle Trust, Series 2015-2 Class A4, 1.66% due 12/15/2022	AAA/Aaa	22,544,000	22,753,479

[a]	HERO Funding Trust, Series 2015-1A Class A, 3.84% due 9/21/2040	NR/NR	17,261,966	17,536,949

[a]	Hertz Fleet Lease Funding LP, Series 2016-1 Class A1 Floating Rate Note, 1.545% due 4/10/2030	NR/Aaa	19,800,000	19,799,996

[a]	Navistar Financial Dealer Note Master Owner Trust II, Series 2014-1 Class A Floating Rate Note, 1.203% due 10/25/2019	NR/Aaa	17,730,000	17,752,377

[a]	Navistar Financial Dealer Note Master Owner Trust II, Series 2015-1 Class A Floating Rate Note, 1.853% due 6/25/2020	NR/Aaa	15,259,000	15,288,523

[a]	Navitas Equipment Receivables, LLC, Series 2015-1 Class A2, 2.12% due 11/15/2018	NR/A3	8,400,741	8,409,367

	Northwest Airlines, Inc., 7.027% due 5/1/2021	A/A2	3,913,456	4,412,422

[a,c]	Northwind Holdings, LLC, Series 2007-1A Class A1 Floating Rate Note, 1.237% due 12/1/2037	A/Baa1	2,625,000	2,441,250

[a]	OnDeck Asset Securitization Trust II, LLC, Series 2016-1A Class A, 4.21% due 5/17/2020	BBB+/NR	6,400,000	6,426,000

8

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[a]	OneMain Financial Issuance Trust, Series 2016-2A Class A, 4.10% due 3/20/2028	A+/NR	22,900,000	23,568,859

[a]	PFS Financing Corp., Series 2014-BA Class A Floating Rate Note, 1.042% due 10/15/2019	AAA/Aaa	6,000,000	5,964,479

[a]	PFS Financing Corp., Series 2015-AA Class A Floating Rate Note, 1.062% due 4/15/2020	AAA/Aaa	7,400,000	7,341,519

[a]	PFS Tax Lien Trust, Series 2014-1, 1.44% due 5/15/2029	AAA/NR	1,849,303	1,839,308

[a]	SBA Tower Trust, Series 2010-2 Class C, 5.101% due 4/15/2042	NR/A2	7,671,000	7,695,803

[a]	SBA Tower Trust, Series 2012-1 Class C, 2.933% due 12/15/2042	NR/A2	11,198,000	11,217,517

[a]	SBA Tower Trust, Series 2014-1A Class C, 2.898% due 10/15/2044	NR/A2	17,900,000	18,148,542

[a]	SBA Tower Trust, Series 2015-1 Class C, 3.156% due 10/15/2045	NR/A2	5,000,000	5,068,750

[a,d]	SBA Tower Trust, Series 2016-1 Class C, 2.877% due 7/15/2046	NR/(p)a2	9,500,000	9,497,150

[a]	Sierra Receivables Funding Co., LLC, Series 2012-1A Class A, 2.84% due 11/20/2028	A+/NR	1,250,625	1,257,127

[a]	Sierra Receivables Funding Co., LLC, Series 2012-2A Class A, 2.05% due 6/20/2031	A/NR	2,263,044	2,264,114

[a]	Sierra Receivables Funding Co., LLC, Series 2014-1A Class A, 2.07% due 3/20/2030	A/NR	5,047,257	5,034,172

[a]	Sierra Receivables Funding Co., LLC, Series 2015-1A Class A, 2.40% due 3/22/2032	A/NR	5,290,376	5,327,490

[a]	Sierra Receivables Funding Co., LLC, Series 2015-3A Class A, 2.58% due 9/20/2032	A/NR	10,835,669	10,944,843

[a]	Sonic Capital, LLC, Series 2016-1A Class A2, 4.472% due 5/20/2046	BBB/NR	9,392,167	9,630,607

[a]	Springleaf Funding Trust, Series 2015-AA Class A, 3.16% due 11/15/2024	A+/NR	13,000,000	13,082,498

[a,d]	Tax Ease Funding, LLC, Series 2016-1A Class A, 3.131% due 6/15/2028	NR/NR	12,850,000	12,849,872

[a]	Westgate Resorts, Series 2016-1A Class A, 3.50% due 12/20/2028	NR/NR	16,441,164	16,373,138

				432,994,705

	RESIDENTIAL MTG TRUST — 0.88%

[a]	B2R Mortgage Trust, Series 2015-2 Class A, 3.336% due 11/15/2048	NR/NR	9,738,799	10,029,841

[a]	Citigroup Mortgage Loan Trust, Inc., Series 2014-A Class A, 4.00% due 1/25/2035	AA/NR	4,231,447	4,373,739

	Countrywide Home Loan, Series 2004-HYB2 Class 1A, 3.096% due 7/20/2034	A/B1	338,138	332,533

[a]	FDIC Trust, Series 2013-R1 Class A, 1.15% due 3/25/2033	NR/NR	3,408,201	3,371,492

	Merrill Lynch Mortgage Investors Trust, Series 2003-E Class B3, 2.703% due 10/25/2028	CCC/Ca	964,220	262,570

	Merrill Lynch Mortgage Investors Trust, Series 2004-A4 Class M1, 2.756% due 8/25/2034	CCC/NR	687,519	619,502

[a]	Nationstar HECM Loan Trust, Series 16-1A Class A, 2.981% due 2/25/2026	NR/Aaa	7,234,662	7,243,633

9

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Option One Mortgage Loan Trust, Series 2005-5 Class A3 Floating Rate Note, 0.663% due 12/25/2035	AA+/Aa2	545,981	542,370

	Popular ABS Mortgage Pass-Through Trust, Series 2005-4 Class AF5, 5.537% due 9/25/2035	BB+/A1	1,543,597	1,571,513

	Residential Asset Mortgage Products, Inc., Series 2003-SL1 Class A31, 7.125% due 4/25/2031	AA+/NR	1,348,252	1,446,259

[a]	Shellpoint Asset Funding Trust, Series 2013-1 Class A1, 3.75% due 7/25/2043	AAA/NR	7,535,491	7,970,309

	Structured Asset Securities Corp., Series 2003-9A Class 2A2, 2.608% due 3/25/2033	AA+/NR	1,542,203	1,486,979

	Structured Asset Securities Corp., Series 2004-3 Class 3A1, 5.50% due 3/25/2019	A+/Ba2	265,503	266,758

	Washington Mutual Mortgage, Series 2003-S13 Class 21A1, 4.50% due 12/25/2018	AA+/NR	206,516	206,854

	Wells Fargo Asset Securities Corp., Series 2005-AR1 Class 1B1, 2.77% due 2/25/2035	D/C	408,500	55,369

				39,779,721

	STUDENT LOAN — 1.28%

	Navient Student Loan Trust, Series 2014-1 Class A3 Floating Rate Note, 0.963% due 6/25/2031	NR/Aaa	10,750,000	10,338,286

[a]	Navient Student Loan Trust, Series 2015-AA Class A2B Floating Rate Note, 1.642% due 12/15/2028	NR/Aaa	7,000,000	6,921,743

[a]	Nelnet Student Loan Trust, Series 2013-1A Class A Floating Rate Note, 1.053% due 6/25/2041	NR/Aaa	9,395,083	9,189,107

[a]	Pennsylvania Higher Education Assistance Agency, Series 2012-1A Class A1 Floating Rate Note, 1.003% due 5/25/2027	AA+/NR	3,295,445	3,245,801

	SLM Student Loan Trust, Series 2003-C Class A2 Floating Rate Note, 1.043% due 9/15/2020	A-/Aaa	937,004	919,713

[a]	SLM Student Loan Trust, Series 2011-A Class A3 Floating Rate Note, 2.942% due 1/15/2043	AAA/Aaa	13,650,000	13,767,094

[a]	SLM Student Loan Trust, Series 2011-B Class A2, 3.74% due 2/15/2029	AAA/Aaa	5,000,000	5,131,710

[a]	Social Professional Loan Program, LLC, Series 2014-A Class A1 Floating Rate Note, 2.053% due 6/25/2025	A/NR	2,310,202	2,310,200

[a]	Social Professional Loan Program, LLC, Series 2014-A Class A2, 3.02% due 10/25/2027	A/NR	4,352,049	4,439,834

[a]	Social Professional Loan Program, LLC, Series 2014-B Class A2, 2.55% due 8/27/2029	A/A2	1,263,313	1,272,550

				57,536,038

	TOTAL ASSET BACKED SECURITIES (Cost $1,043,436,475)			1,048,454,764

10

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	CORPORATE BONDS — 47.05%
	AUTOMOBILES & COMPONENTS — 1.53%

	Automobiles — 1.53%

[a]	American Honda Finance Corp., 2.60% due 9/20/2016	A+/A1	5,000,000	5,019,300

[a]	Daimler Finance North America, LLC, 2.45% due 5/18/2020	A-/A3	9,850,000	10,136,074

[a]	Daimler Finance North America, LLC, 3.875% due 9/15/2021	A-/A3	5,000,000	5,447,350

[a]	Daimler Finance North America, LLC, 1.60% due 8/3/2017	A-/A3	3,000,000	3,012,810

[a]	Hyundai Capital America, 2.00% due 3/19/2018	A-/Baa1	4,950,000	4,981,036

[a]	Hyundai Capital America, 2.40% due 10/30/2018	A-/Baa1	9,950,000	10,088,972

[a,b]	Hyundai Capital Services, Inc. Floating Rate Note, 1.447% due 3/18/2017	A-/Baa1	5,000,000	4,997,755

[a]	Nissan Motor Acceptance Corp., 1.95% due 9/12/2017	A-/A3	14,900,000	15,018,008

[a]	Volkswagen Group of America, Inc., 1.65% due 5/22/2018	BBB+/A3	10,000,000	9,993,060

				68,694,365

	BANKS — 3.64%

	Banks — 3.64%

[a,b]	Banco BTG Pactual SA/Cayman Islands N.A., 4.00% due 1/16/2020	NR/Ba3	7,000,000	6,002,500

[a,b]	Banco Latinoamericano de Comercio Exterior, S.A., 3.75% due 4/4/2017	BBB/NR	4,000,000	4,080,000

	Bank of America Corp. Floating Rate Note, 1.495% due 4/1/2019	BBB+/Baa1	8,000,000	7,982,704

	Bank of America Corp. Floating Rate Note, 1.668% due 1/15/2019	BBB+/Baa1	4,225,000	4,242,158

	Bank of America Corp. Floating Rate Note, 1.13% due 6/5/2017	A/A1	7,000,000	7,007,252

[a,b]	Bank of China Hong Kong, 3.75% due 11/8/2016	A+/Aa3	4,000,000	4,035,368

	Citigroup, Inc., 2.50% due 7/29/2019	BBB+/Baa1	2,925,000	2,979,493

	Citigroup, Inc., 4.60% due 3/9/2026	BBB/Baa3	15,000,000	15,902,715

[a,b]	DNB Bank ASA, 3.20% due 4/3/2017	A+/Aa2	10,000,000	10,152,000

	Fifth Third Bank, 2.30% due 3/15/2019	A-/A3	3,800,000	3,874,742

	First Tennessee Bank, 2.95% due 12/1/2019	BBB-/Baa3	7,000,000	7,031,913

	JPMorgan Chase & Co. Floating Rate Note, 2.153% due 3/1/2021	A-/A3	7,000,000	7,157,255

	Manufacturers and Traders Trust Co., 2.30% due 1/30/2019	A/A2	10,000,000	10,197,960

[b]	Mitsubishi UFJ Financial Group, Inc. Floating Rate Note, 2.553% due 3/1/2021	A/A1	9,500,000	9,780,383

[a,b]	Mizuho Bank Ltd., 2.45% due 4/16/2019	A/A1	7,000,000	7,137,088

[a,b]	Mizuho Bank Ltd. Floating Rate Note, 1.824% due 10/20/2018	A/A1	5,000,000	5,032,415

	National City Bank Floating Rate Note, 1.052% due 6/7/2017	A-/A3	5,000,000	4,992,365

[b]	Royal Bank of Scotland Group plc, 9.50% due 3/16/2022	BB+/NR	12,000,000	12,478,032

11

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[b]	Santander UK plc Floating Rate Note, 2.136% due 3/14/2019	A/A1	9,900,000	9,908,841

[a,b]	Sberbank of Russia, 5.50% due 2/26/2024	NR/NR	1,030,000	1,016,095

[a]	Sovereign Bank, 12.18% due 6/30/2020	BBB+/A3	2,945,211	3,794,964

[b]	Sumitomo Mitsui Banking Corp. Floating Rate Note, 1.378% due 7/23/2018	A/A1	14,700,000	14,675,069

	Wells Fargo & Co. Floating Rate Note, 1.692% due 12/7/2020	A/A2	4,400,000	4,408,619

				163,869,931

	CAPITAL GOODS — 1.77%

	Aerospace & Defense — 0.29%

	Exelis, Inc., 5.55% due 10/1/2021	BBB-/Baa3	11,338,000	12,862,360

	Construction & Engineering — 0.20%

	URS Corp., 3.85% due 4/1/2017	BB-/NR	8,895,000	8,956,278

	Electrical Equipment — 0.16%

	Hubbell, Inc., 3.35% due 3/1/2026	A/A3	7,000,000	7,277,872

	Industrial Conglomerates — 0.72%

[a,b]	Hutchison Whampoa Ltd., 3.50% due 1/13/2017	A-/A3	5,000,000	5,058,000

	Roper Technologies, Inc., 3.00% due 12/15/2020	BBB/Baa2	4,770,000	4,931,545

	Roper Technologies, Inc., 3.125% due 11/15/2022	BBB/Baa2	6,000,000	6,140,364

[a,b,e]	Siemens Financieringsmaatschappij N.V., 2.90% due 5/27/2022	A+/A1	12,000,000	12,719,400

[a,b]	Smiths Group plc, 7.20% due 5/15/2019	BBB+/Baa2	3,000,000	3,392,259

	Machinery — 0.27%

	Aeroquip Vickers, Inc., 6.875% due 4/9/2018	A-/NR	1,500,000	1,596,882

	Ingersoll Rand Co., 6.391% due 11/15/2027	BBB/Baa2	3,000,000	3,636,819

	Stanley Black & Decker, Inc., 2.451% due 11/17/2018	A-/Baa2	6,900,000	7,050,020

	Trading Companies & Distributors — 0.13%

[a]	Aviation Capital Group Corp., 7.125% due 10/15/2020	BBB-/NR	3,912,000	4,440,120

[a]	Aviation Capital Group Corp., 6.75% due 4/6/2021	BBB-/NR	1,360,000	1,536,800

				79,598,719

	COMMERCIAL & PROFESSIONAL SERVICES — 0.33%

	Professional Services — 0.33%

	Dun & Bradstreet, Inc., 4.00% due 6/15/2020	BBB-/NR	7,175,000	7,451,044

	Verisk Analytics, Inc., 4.00% due 6/15/2025	BBB-/Baa3	6,930,000	7,278,704

				14,729,748

12

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	CONSUMER DURABLES & APPAREL — 0.24%

	Household Durables — 0.24%

	Tupperware Brands Corp., 4.75% due 6/1/2021	BBB-/Baa3	10,000,000	10,756,310

				10,756,310

	CONSUMER SERVICES — 0.46%

	Diversified Consumer Services — 0.35%

	George Washington University, 4.411% due 9/15/2017	A+/A1	1,650,000	1,705,366

	Rensselaer Polytechnic I, 5.60% due 9/1/2020	A-/A3	10,925,000	12,489,580

	University of Chicago, 3.065% due 10/1/2024	AA-/Aa2	1,470,000	1,503,026

	Hotels, Restaurants & Leisure — 0.11%

	Marriott International, Inc., 3.125% due 10/15/2021	BBB/Baa2	5,000,000	5,196,790

				20,894,762

	DIVERSIFIED FINANCIALS — 7.21%

	Capital Markets — 4.67%

	Ares Capital Corp., 4.875% due 11/30/2018	BBB/NR	18,000,000	18,833,346

[a]	Ares Finance Co., LLC, 4.00% due 10/8/2024	BBB+/NR	5,000,000	4,882,390

[a,b]	BTG Investments LP, 4.50% due 4/17/2018	NR/NR	18,500,000	16,881,250

[b]	Credit Suisse Group AG - New York, 1.70% due 4/27/2018	A/A2	9,325,000	9,334,978

[b]	Credit Suisse Group Funding (Guernsey) Ltd., 3.80% due 9/15/2022	BBB+/Baa3	7,000,000	7,030,254

[a,b]	Credit Suisse Group Funding (Guernsey) Ltd., 3.125% due 12/10/2020	BBB+/Baa3	10,000,000	9,984,790

[a,b]	Credit Suisse Group Funding (Guernsey) Ltd., 4.55% due 4/17/2026	BBB+/Baa3	7,000,000	7,261,653

[b]	Deutsche Bank AG, 2.95% due 8/20/2020	BBB+/Baa2	8,600,000	8,524,518

	FS Investment Corp., 4.00% due 7/15/2019	BBB/NR	12,000,000	12,121,140

	Goldman Sachs Group, Inc. Floating Rate Note, 1.658% due 10/23/2019	BBB+/A3	14,722,000	14,622,730

	Goldman Sachs Group, Inc. Floating Rate Note, 1.853% due 9/15/2020	BBB+/A3	17,900,000	17,864,934

[a,b]	IPIC GMTN Ltd., 5.00% due 11/15/2020	AA/Aa2	1,000,000	1,107,660

[a,b]	IPIC GMTN Ltd., 3.75% due 3/1/2017	AA/Aa2	3,000,000	3,045,900

[a,b]	IPIC GMTN Ltd., 5.50% due 3/1/2022	AA/Aa2	3,500,000	4,011,140

	Legg Mason, Inc., 2.70% due 7/15/2019	BBB/Baa1	1,660,000	1,698,475

	Legg Mason, Inc., 4.75% due 3/15/2026	BBB/Baa1	5,000,000	5,272,500

[a,b]	Macquarie Bank Ltd., 1.60% due 10/27/2017	A/A2	5,000,000	5,005,335

	Merrill Lynch & Co., 1.187% due 5/2/2017	BBB/Baa3	5,000,000	4,984,395

	Morgan Stanley, 2.80% due 6/16/2020	BBB+/A3	1,350,000	1,383,219

	Morgan Stanley Floating Rate Note, 1.774% due 1/27/2020	BBB+/A3	925,000	928,571

13

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	State Street Corp. Floating Rate Note, 1.526% due 8/18/2020	A/A1	9,475,000	9,509,584

[a,b]	SumitG Guaranteed Secured Obligation Issuer D.A.C, 2.251% due 11/2/2020	AA+/Aa2	15,000,000	15,144,180

	TD Ameritrade Holding Corp., 2.95% due 4/1/2022	A/A3	2,550,000	2,656,883

	The Bank of New York Mellon Corp. Floating Rate Note, 1.498% due 8/17/2020	A/A1	4,525,000	4,543,738

[a,b]	UBS AG Jersey Floating Rate Note, 2.08% due 9/24/2020	A-/Baa2	10,800,000	10,805,821

[b]	UBS AG Stamford, 1.80% due 3/26/2018	A+/A1	3,000,000	3,028,542

[b]	UBS AG Stamford, 2.375% due 8/14/2019	A+/A1	9,500,000	9,715,745

	Consumer Finance — 0.59%

	American Express Credit Co., 2.80% due 9/19/2016	A-/A2	8,000,000	8,033,984

	Capital One Bank (USA), N.A., 2.30% due 6/5/2019	BBB+/Baa1	3,000,000	3,037,248

	Synchrony Financial, 3.00% due 8/15/2019	BBB-/NR	1,950,000	1,982,501

	Western Union Co., 3.35% due 5/22/2019	BBB/Baa2	11,350,000	11,628,971

	Western Union Co., 3.65% due 8/22/2018	BBB/Baa2	2,000,000	2,078,350

	Diversified Financial Services — 1.95%

[a]	Athene Global Funding, 2.875% due 10/23/2018	A-/NR	13,925,000	13,817,234

	General Electric Capital Corp. Floating Rate Note, 1.653% due 3/15/2023	AA+/A1	7,725,000	7,676,904

	General Electric Capital Corp. Floating Rate Note, 0.797% due 12/28/2018	AA+/A1	4,850,000	4,760,518

	Intercontinental Exchange, Inc., 4.00% due 10/15/2023	A/A2	11,257,000	12,217,350

	Moody’s Corp., 4.875% due 2/15/2024	BBB+/NR	17,000,000	19,281,230

	Moody’s Corp., 2.75% due 7/15/2019	BBB+/NR	4,875,000	5,027,661

	National Rural Utilities Cooperative Finance Corp., 10.375% due 11/1/2018	A/A1	2,000,000	2,416,604

	S&P Global, Inc., 4.00% due 6/15/2025	NR/NR	8,000,000	8,732,616

	S&P Global, Inc., 3.30% due 8/14/2020	NR/NR	2,450,000	2,563,293

	S&P Global, Inc., 2.50% due 8/15/2018	NR/NR	2,950,000	3,010,788

[a]	USAA Capital Corp., 2.25% due 12/13/2016	AA+/Aa1	8,000,000	8,050,808

				324,499,731

	ENERGY — 5.31%

	Energy Equipment & Services — 0.32%

[b]	Ensco plc, 4.70% due 3/15/2021	BBB/B1	5,000,000	4,154,600

	Oceaneering International, Inc., 4.65% due 11/15/2024	BBB/Baa3	10,000,000	9,668,990

[a,b,f]	Schahin II Finance Co. (SPV) Ltd., 5.875% due 9/25/2023	NR/NR	4,082,733	530,755

14

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Oil, Gas & Consumable Fuels — 4.99%

[a,b]	BG Energy Capital plc, 2.875% due 10/15/2016	A+/NR	5,000,000	5,017,830

	Buckeye Partners LP, 4.15% due 7/1/2023	BBB-/Baa3	7,000,000	7,044,723

[a]	Chevron Phillips Chemical Co., LLC, Floating Rate Note, 1.387% due 5/1/2020	A-/A2	24,900,000	24,126,531

[a,b]	CNPC General Capital Ltd., 2.75% due 5/14/2019	A+/A1	5,000,000	5,094,770

[a,b]	CNPC General Capital Ltd., 2.75% due 4/19/2017	A+/A1	5,000,000	5,053,740

[a,b]	CNPC General Capital Ltd. Floating Rate Note, 1.526% due 5/14/2017	A+/A1	5,000,000	4,999,170

	Energen Corp., 4.625% due 9/1/2021	BB/B3	10,000,000	9,400,000

	Exxon Mobil Corp., 2.222% due 3/1/2021	AA+/Aaa	4,925,000	5,077,902

	Exxon Mobil Corp. Floating Rate Note, 1.453% due 3/1/2019	AA+/Aaa	6,625,000	6,696,199

	Exxon Mobil Corp. Floating Rate Note, 1.274% due 2/28/2018	AA+/Aaa	6,950,000	7,001,708

[a]	Florida Gas Transmission Co., LLC, 3.875% due 7/15/2022	BBB/Baa2	9,000,000	9,122,823

[a]	Florida Gas Transmission Co., LLC, 4.35% due 7/15/2025	BBB/Baa2	4,200,000	4,166,681

	Gulf South Pipeline Co., LP, 4.00% due 6/15/2022	BBB-/Baa2	13,690,000	13,114,910

[a]	Gulfstream Natural Gas System, LLC, 4.60% due 9/15/2025	BBB/Baa2	9,000,000	9,390,978

[a,b]	Harvest Operations Corp., 2.125% due 5/14/2018	AA-/Aa2	7,000,000	7,072,569

	HollyFrontier Corp., 5.875% due 4/1/2026	BBB-/Baa3	25,000,000	26,803,625

	Marathon Petroleum Corp., 2.70% due 12/14/2018	BBB/Baa2	7,900,000	8,077,387

[a]	Northern Natural Gas Co., 5.75% due 7/15/2018	A/A2	50,000	54,380

	NuStar Logistics LP, 4.75% due 2/1/2022	BB+/Ba1	5,000,000	4,662,500

[a,b]	Odebrecht Offshore Drilling Finance Ltd., 6.75% due 10/1/2023	CCC+/Ca	9,866,675	1,825,335

[b]	Petroleos Mexicanos Floating Rate Note, 2.653% due 7/18/2018	BBB+/Baa3	10,000,000	9,976,800

[b]	Sasol Financing International plc, 4.50% due 11/14/2022	BBB/Baa2	4,000,000	4,008,000

[a]	Semco Energy, Inc., 5.15% due 4/21/2020	A-/A2	3,000,000	3,361,632

[a,b]	Sinopec Group Overseas Development Ltd., 2.75% due 5/17/2017	A+/Aa3	6,000,000	6,072,330

[a]	Texas Gas Transmission, LLC, 4.50% due 2/1/2021	BBB-/Baa2	11,015,000	11,129,159

[a]	Transcontinental Gas Pipe Line Co., LLC, 7.85% due 2/1/2026	BBB-/Baa2	11,000,000	13,689,522

	Williams Partners LP, 3.60% due 3/15/2022	BBB-/Baa3	1,800,000	1,705,234

	Williams Partners LP, 4.50% due 11/15/2023	BBB-/Baa3	11,610,000	11,134,814

				239,235,597

	FOOD & STAPLES RETAILING — 0.44%

	Food & Staples Retailing — 0.44%

[a]	Whole Foods Market, Inc., 5.20% due 12/3/2025	BBB-/Baa3	18,175,000	19,596,012

				19,596,012

15

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	FOOD, BEVERAGE & TOBACCO — 2.23%

	Beverages — 1.24%

	Anheuser-Busch InBev Finance Inc., 3.30% due 2/1/2023	A-/A3	9,650,000	10,167,916

	Anheuser-Busch InBev Finance Inc. Floating Rate Note, 1.897% due 2/1/2021	A-/A3	7,550,000	7,778,946

	Coca Cola Enterprises, Inc., 5.71% due 3/18/2037	AA-/NR	3,380,000	4,077,527

[a,b]	Coca Cola Icecek Uretim A.S., 4.75% due 10/1/2018	NR/Baa3	5,000,000	5,229,540

[a,b]	JB y Compania, S.A. de C.V., 3.75% due 5/13/2025	BBB/NR	11,750,000	12,160,651

[d]	Molson Coors Brewing Co., 2.10% due 7/15/2021	BBB-/Baa3	6,670,000	6,690,277

	PepsiCo, Inc., 3.10% due 7/17/2022	A/A1	9,250,000	9,847,818

	Food Products — 0.49%

	General Mills, Inc., 1.40% due 10/20/2017	BBB+/A3	4,600,000	4,625,323

	Ingredion, Inc., 1.80% due 9/25/2017	BBB/Baa2	12,150,000	12,212,682

	Mead Johnson Nutrition Co., 4.125% due 11/15/2025	BBB-/Baa1	3,000,000	3,272,262

	Mead Johnson Nutrition Co., 3.00% due 11/15/2020	BBB-/Baa1	1,900,000	1,984,892

	Tobacco — 0.50%

	Altria Group, Inc., 2.625% due 1/14/2020	A-/A3	4,900,000	5,093,775

[a,b]	B.A.T. International Finance plc, 3.95% due 6/15/2025	A-/A3	3,000,000	3,338,658

[a,b]	B.A.T. International Finance plc, 2.125% due 6/7/2017	A-/A3	8,000,000	8,067,288

	Reynolds American, Inc., 6.875% due 5/1/2020	BBB/Baa3	5,000,000	5,899,555

				100,447,110

	HEALTH CARE EQUIPMENT & SERVICES — 0.67%

	Health Care Providers & Services — 0.67%

	Catholic Health Initiatives, 1.60% due 11/1/2017	A-/NR	1,900,000	1,907,731

[e]	Catholic Health Initiatives, 2.95% due 11/1/2022	A-/NR	7,000,000	7,163,555

	UnitedHealth Group, Inc., 3.35% due 7/15/2022	A+/A3	5,000,000	5,349,110

	UnitedHealth Group, Inc., 3.75% due 7/15/2025	A+/A3	5,000,000	5,485,585

	Wellpoint, Inc., 2.25% due 8/15/2019	A/Baa2	10,000,000	10,089,100

				29,995,081

	HOUSEHOLD & PERSONAL PRODUCTS — 0.12%

	Household Products — 0.12%

	Energizer Holdings, Inc., 4.70% due 5/24/2022	BB+/Ba2	2,000,000	2,055,000

[a,b]	Kimberly-Clark de Mexico, 3.80% due 4/8/2024	A-/NR	3,000,000	3,151,023

				5,206,023

16

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	INSURANCE — 3.67%

	Insurance — 3.67%

	CNA Financial Corp., 4.50% due 3/1/2026	BBB/Baa2	20,000,000	21,288,120

[a,b]	DaVinciRe Holdings Ltd., 4.75% due 5/1/2025	A/Baa2	10,000,000	10,156,950

[a]	Forethought Financial Group, Inc., 8.625% due 4/15/2021	BBB-/Ba1	2,270,000	2,486,020

	Hanover Insurance Group, Inc., 4.50% due 4/15/2026	BBB/Baa3	10,000,000	10,323,730

	Horace Mann Educators Corp., 4.50% due 12/1/2025	BBB/Baa3	4,800,000	5,070,897

	Infinity Property & Casualty Corp., 5.00% due 9/19/2022	BBB/Baa2	3,000,000	3,194,286

	Kemper Corp., 4.35% due 2/15/2025	BBB-/Baa3	7,540,000	7,817,065

[a,b]	Lancashire Holdings Ltd., 5.70% due 10/1/2022	BBB/Baa2	11,000,000	11,886,380

	Marsh & McLennan Companies, Inc., 3.30% due 3/14/2023	A-/Baa1	3,000,000	3,131,835

[a]	MassMutual Global Funding, LLC, 2.00% due 4/5/2017	AA+/Aa2	8,000,000	8,070,016

[b]	Montpelier Re Holdings Ltd., 4.70% due 10/15/2022	BBB+/NR	5,000,000	5,243,475

[a]	Pricoa Global Funding I, 1.35% due 8/18/2017	AA-/A1	10,000,000	10,033,960

[a]	Principal Life Global Funding II, 1.50% due 9/11/2017	A+/A1	6,950,000	6,981,421

[a]	Principal Life Global Funding II, 2.375% due 9/11/2019	A+/A1	2,450,000	2,504,383

[a]	Principal Life Global Funding II, 2.20% due 4/8/2020	A+/A1	7,000,000	7,111,146

	Reinsurance Group of America, Inc., 3.95% due 9/15/2026	A-/Baa1	3,765,000	3,879,467

[a]	Reliance Standard Life Insurance Co., 2.50% due 4/24/2019	A/A2	9,900,000	10,095,416

[a]	Reliance Standard Life Insurance Co., 3.05% due 1/20/2021	A/A2	3,975,000	4,107,813

[a]	Reliance Standard Life Insurance Co., 2.50% due 1/15/2020	A/A2	15,000,000	15,222,495

[a,b]	Sirius International Group Ltd., 6.375% due 3/20/2017	BBB/Baa3	6,335,000	6,474,959

[b]	Trinity Acquisition plc, 4.40% due 3/15/2026	BBB/Baa3	9,815,000	10,248,077

				165,327,911

	MATERIALS — 1.65%

	Chemicals — 0.56%

	Airgas, Inc., 3.05% due 8/1/2020	A-/A3	4,950,000	5,152,123

[a]	Incitec Pivot Finance, LLC, 6.00% due 12/10/2019	BBB/Baa3	4,538,000	4,951,938

[a,b]	Office Cherifien des Phosphates, 5.625% due 4/25/2024	BBB-/NR	9,505,000	10,075,300

[a,b]	Yara International ASA, 3.80% due 6/6/2026	BBB/Baa2	5,000,000	5,172,180

	Construction Materials — 0.02%

	CRH America, Inc., 8.125% due 7/15/2018	BBB+/Baa2	650,000	729,795

17

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Metals & Mining — 1.07%

[a,b]	Anglo American Capital plc, 2.625% due 9/27/2017	BB/Ba3	9,700,000	9,651,500

[b]	Anglogold Holdings plc, 5.375% due 4/15/2020	BB+/Baa3	9,100,000	9,484,202

[b]	Anglogold Holdings plc, 5.125% due 8/1/2022	BB+/Baa3	6,500,000	6,630,000

[a,b]	Glencore Finance Canada Ltd., 4.95% due 11/15/2021	BBB-/Baa3	5,000,000	5,000,000

[b]	Kinross Gold Corp., 3.625% due 9/1/2016	BB+/Ba1	7,000,000	6,984,173

[a,b]	Newcrest Finance Property Ltd., 4.20% due 10/1/2022	BBB-/Baa3	10,459,000	10,591,547

				74,422,758

	MEDIA — 0.12%

	Media — 0.12%

	The Washington Post Co., 7.25% due 2/1/2019	BB+/Ba1	5,000,000	5,400,000

				5,400,000

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.99%

	Biotechnology — 0.34%

	Biogen, Inc., 3.625% due 9/15/2022	A-/Baa1	5,000,000	5,307,545

	Gilead Sciences, Inc., 2.55% due 9/1/2020	A/A3	4,820,000	5,008,409

	Gilead Sciences, Inc., 3.25% due 9/1/2022	A/A3	4,650,000	4,951,776

	Pharmaceuticals — 0.65%

[b]	Actavis Funding SCS, 3.80% due 3/15/2025	BBB-/Baa3	5,000,000	5,209,140

[b]	Actavis Funding SCS, 1.85% due 3/1/2017	BBB-/Baa3	2,000,000	2,006,792

[b]	Actavis Funding SCS, 2.35% due 3/12/2018	BBB-/Baa3	1,720,000	1,743,442

[b]	Actavis Funding SCS, 3.45% due 3/15/2022	BBB-/Baa3	5,000,000	5,192,800

[b]	Actavis Funding SCS Floating Rate Note, 1.911% due 3/12/2020	BBB-/Baa3	4,940,000	4,955,082

[a,b]	Mylan N.V., 3.00% due 12/15/2018	BBB-/Baa3	4,900,000	5,016,634

	Zoetis, Inc., 3.45% due 11/13/2020	BBB-/Baa2	1,925,000	1,987,320

	Zoetis, Inc., 4.50% due 11/13/2025	BBB-/Baa2	3,000,000	3,308,529

				44,687,469

	REAL ESTATE — 1.30%

	Real Estate Investment Trusts — 1.00%

	Alexandria Real Estate Equities, Inc., 3.95% due 1/15/2027	BBB-/Baa2	3,975,000	4,097,180

	Alexandria Real Estate Equities, Inc., 3.90% due 6/15/2023	BBB-/Baa2	11,700,000	12,147,233

	Commonwealth REIT (HRPT Properties), 6.25% due 6/15/2017	BBB-/Baa3	4,000,000	4,079,124

	EPR Properties, 5.25% due 7/15/2023	BBB-/Baa2	4,041,000	4,274,141

18

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Washington REIT, 4.95% due 10/1/2020	BBB/Baa2	19,100,000	20,615,470

	Real Estate Management & Development — 0.30%

	Jones Lang LaSalle, Inc., 4.40% due 11/15/2022	BBB+/Baa2	3,000,000	3,132,213

[a,b]	Vonovia Finance B.V., 3.20% due 10/2/2017	BBB+/NR	10,000,000	10,196,460

				58,541,821

	RETAILING — 0.43%

	Multiline Retail — 0.43%

	Family Dollar Stores, Inc., 5.00% due 2/1/2021	BBB/NR	18,475,000	19,583,500

				19,583,500

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.12%

	Semiconductors & Semiconductor Equipment — 0.12%

	Intel Corp., 3.10% due 7/29/2022	A+/A1	5,000,000	5,353,650

				5,353,650

	SOFTWARE & SERVICES — 2.78%

	Information Technology Services — 1.15%

	Broadridge Financial Solutions, Inc., 3.95% due 9/1/2020	BBB+/Baa1	8,000,000	8,537,144

	Fidelity National Information Services, Inc., 2.85% due 10/15/2018	BBB/Baa3	4,850,000	4,977,492

	Fiserv, Inc., 2.70% due 6/1/2020	BBB/Baa2	6,900,000	7,143,439

	SAIC, Inc., 4.45% due 12/1/2020	BBB-/Ba1	2,000,000	2,000,000

	Total System Services, Inc., 2.375% due 6/1/2018	BBB-/Baa3	20,915,000	21,076,045

	Total System Services, Inc., 3.80% due 4/1/2021	BBB-/Baa3	2,950,000	3,123,383

	Total System Services, Inc., 3.75% due 6/1/2023	BBB-/Baa3	5,000,000	5,078,130

	Internet Software & Services — 0.41%

	eBay, Inc., 2.50% due 3/9/2018	BBB+/Baa1	4,885,000	4,974,151

	Lender Processing Services, Inc./Black Knight Lending Solutions, Inc., 5.75% due 4/15/2023	BBB/Baa3	8,175,000	8,563,313

[a,b]	Tencent Holdings Ltd., 2.00% due 5/2/2017	A/A2	5,000,000	5,026,070

	Software — 1.22%

	Autodesk, Inc., 3.125% due 6/15/2020	BBB/Baa2	1,945,000	1,999,188

	Autodesk, Inc., 4.375% due 6/15/2025	BBB/Baa2	1,000,000	1,045,187

	CA Technologies, Inc., 2.875% due 8/15/2018	BBB+/Baa2	4,082,000	4,163,485

	CA Technologies, Inc., 3.60% due 8/1/2020	BBB+/Baa2	13,905,000	14,529,724

	CDK Global, Inc., 3.30% due 10/15/2019	BBB-/Baa3	5,000,000	5,010,755

[d]	Oracle Corp., 1.90% due 9/15/2021	AA-/NR	11,825,000	11,868,433

19

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[d]	Oracle Corp., 2.40% due 9/15/2023	AA-/NR	6,650,000	6,673,674

	Oracle Corp., 2.50% due 5/15/2022	AA-/A1	9,400,000	9,604,854

				125,394,467

	TECHNOLOGY HARDWARE & EQUIPMENT — 2.09%

	Communications Equipment — 1.02%

	Cisco Systems, Inc. Floating Rate Note, 1.254% due 2/21/2018	AA-/A1	9,850,000	9,910,981

[b]	Ericsson LM, 4.125% due 5/15/2022	BBB+/Baa1	19,215,000	20,788,747

	Juniper Networks, Inc., 3.30% due 6/15/2020	BBB/Baa2	4,825,000	4,974,956

	Juniper Networks, Inc., 3.125% due 2/26/2019	BBB/Baa2	10,000,000	10,285,040

	Computers & Peripherals — 0.12%

	Lexmark International, Inc., 5.125% due 3/15/2020	BBB-/Baa3	5,375,000	5,602,384

	Electronic Equipment, Instruments & Components — 0.52%

	Ingram Micro, Inc., 4.95% due 12/15/2024	BBB-/Baa3	5,596,000	5,573,739

	Trimble Navigation, Ltd., 4.75% due 12/1/2024	BBB-/Baa2	17,000,000	17,721,769

	Technology, Hardware, Storage & Peripherals — 0.43%

	Apple, Inc. Floating Rate Note, 1.474% due 2/22/2019	AA+/Aa1	4,950,000	5,020,854

	Apple, Inc. Floating Rate Note, 1.784% due 2/23/2021	AA+/Aa1	9,050,000	9,286,884

[a]	Hewlett Packard Enterprise Co. Floating Rate Note, 2.559% due 10/5/2018	BBB/Baa2	4,900,000	4,967,542

				94,132,896

	TELECOMMUNICATION SERVICES — 2.21%

	Diversified Telecommunication Services — 1.75%

	AT&T, Inc., 1.577% due 11/27/2018	BBB+/Baa1	11,350,000	11,408,396

	AT&T, Inc., 3.60% due 2/17/2023	BBB+/Baa1	8,000,000	8,345,432

	AT&T, Inc., 3.00% due 6/30/2022	BBB+/Baa1	4,500,000	4,608,333

	AT&T, Inc., 1.561% due 6/30/2020	BBB+/Baa1	4,950,000	4,930,631

	AT&T, Inc., 4.45% due 4/1/2024	BBB+/Baa1	10,000,000	10,986,090

[a]	Hidden Ridge Facility, 5.65% due 1/1/2022	NR/Baa2	3,235,273	3,338,543

	Michigan Bell Telephone Co., 7.85% due 1/15/2022	BBB+/NR	3,000,000	3,692,934

[a,b]	Ooredoo International Finance Ltd., 3.375% due 10/14/2016	A-/A2	500,000	502,422

	Qwest Corp., 6.75% due 12/1/2021	BBB-/Ba1	3,000,000	3,245,700

	Verizon Communications, Inc., 3.45% due 3/15/2021	BBB+/Baa1	9,600,000	10,285,728

	Verizon Communications, Inc., 3.50% due 11/1/2024	BBB+/Baa1	4,683,000	4,980,525

	Verizon Communications, Inc., 3.00% due 11/1/2021	BBB+/Baa1	5,000,000	5,251,875

	Verizon Communications, Inc., 2.625% due 2/21/2020	BBB+/Baa1	4,997,000	5,171,220

20

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Verizon Communications, Inc. Floating Rate Note, 2.406% due 9/14/2018	BBB+/Baa1	1,825,000	1,870,534

	Wireless Telecommunication Services — 0.46%

[a]	Crown Castle Towers, LLC, 6.113% due 1/15/2040	NR/A2	6,970,000	7,753,148

[a,e]	Unison Ground Lease Funding, LLC, 6.392% due 4/15/2040	NR/NR	9,640,000	10,534,259

[a]	Unison Ground Lease Funding, LLC, 5.349% due 4/15/2040	NR/NR	2,470,000	2,532,265

				99,438,035

	TRANSPORTATION — 1.94%

	Air Freight & Logistics — 0.03%

[a]	FedEx Corp. 2012 Pass-Through Trust, 2.625% due 1/15/2018	BBB/Baa1	1,156,053	1,165,327

	Airlines — 0.51%

	American Airlines Group, Inc., 4.95% due 7/15/2024	A/NR	6,118,023	6,653,350

	American Airlines Group, Inc., 3.60% due 3/22/2029	AA/Aa3	10,000,000	10,512,500

	US Airways, 6.25% due 10/22/2024	A/A3	5,087,843	5,711,104

	Road & Rail — 1.40%

[a,b]	Asciano Finance Ltd., 5.00% due 4/7/2018	BBB/Baa2	2,000,000	2,066,420

[a]	BNSF Railway Co., 3.442% due 6/16/2028	AA/Aa2	14,435,810	14,998,561

[a,b]	LeasePlan Corp. NV, 2.50% due 5/16/2018	BBB-/Baa1	10,000,000	10,003,920

[a]	Penske Truck Leasing Co., LP/PTL Finance Corp., 3.375% due 2/1/2022	BBB-/Baa3	20,000,000	20,395,860

[a]	TTX Co., 4.15% due 1/15/2024	A+/Baa1	6,000,000	6,512,034

[a]	TTX Co., 2.25% due 2/1/2019	A+/Baa1	5,000,000	5,084,665

[a]	TTX Co., 5.453% due 1/2/2022	NR/NR	4,005,296	4,197,871

				87,301,612

	UTILITIES — 5.80%

	Electric Utilities — 4.13%

[e]	Appalachian Power Co., 3.40% due 6/1/2025	BBB/Baa1	7,000,000	7,428,596

	Cleveland Electric Illuminating Co., 7.88% due 11/1/2017	BBB+/Baa1	15,359,000	16,583,681

	Duke Energy Florida Project Finance LLC, 1.196% due 3/1/2020	AAA/Aaa	12,250,000	12,258,967

[a,b]	Electricite de France S.A., 2.15% due 1/22/2019	A/A2	4,900,000	5,000,631

[a,b]	Enel Finance International S.A., 6.25% due 9/15/2017	BBB/Baa2	11,000,000	11,620,323

	Entergy Louisiana, LLC, 4.80% due 5/1/2021	A-/A2	4,300,000	4,853,535

	Entergy Texas, Inc., 7.125% due 2/1/2019	A-/Baa1	2,000,000	2,265,390

	Exelon Corp., 1.55% due 6/9/2017	BBB-/Baa2	2,950,000	2,955,106

	Exelon Corp., 2.85% due 6/15/2020	BBB-/Baa2	2,950,000	3,043,126

[a]	Jersey Central Power & Light Co., 4.30% due 1/15/2026	BBB-/Baa2	15,000,000	16,028,070

21

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[a,b]	Korea Western Power Co., Ltd., 2.875% due 10/10/2018	NR/Aa2	10,000,000	10,284,830

[a]	Monongahela Power Co., 4.10% due 4/15/2024	BBB+/A3	8,000,000	8,794,360

[a]	Monongahela Power Co., 5.70% due 3/15/2017	BBB+/A3	4,785,000	4,922,856

	NextEra Energy Capital Holdings, Inc., 1.586% due 6/1/2017	BBB+/Baa1	6,715,000	6,731,183

	Northern States Power Company-Wisconsin, 3.30% due 6/15/2024	A/Aa3	10,000,000	10,637,990

	Public Service Co. of New Mexico, 5.35% due 10/1/2021	BBB+/Baa2	3,000,000	3,374,580

[a]	Rochester Gas & Electric, 5.90% due 7/15/2019	A/A2	11,732,000	13,062,855

	Southern Power Co., 2.375% due 6/1/2020	BBB+/Baa1	9,693,000	9,843,590

[a,b]	State Grid Overseas Investment (2014) Ltd., 2.75% due 5/7/2019	AA-/Aa3	9,000,000	9,268,974

[a]	Steelriver Transmission Co., LLC, 4.71% due 6/30/2017	NR/Baa1	2,977,402	3,013,991

	The Southern Co., 2.45% due 9/1/2018	BBB+/Baa2	4,825,000	4,941,070

	Toledo Edison Co., 7.25% due 5/1/2020	BBB+/Baa1	167,000	194,349

[a,b]	Transelec S.A., 4.25% due 1/14/2025	BBB/Baa1	6,000,000	6,177,996

	UIL Holdings Corp., 4.625% due 10/1/2020	BBB/Baa2	11,660,000	12,615,724

	Gas Utilities — 0.78%

	AGL Capital Corp., 3.50% due 9/15/2021	A-/Baa1	9,925,000	10,534,961

[a,b]	APT Pipelines Ltd., 3.875% due 10/11/2022	BBB/Baa2	5,500,000	5,689,882

	Spire, Inc., 2.55% due 8/15/2019	BBB+/Baa2	2,350,000	2,321,791

	Spire, Inc. Floating Rate Note, 1.376% due 8/15/2017	BBB+/Baa2	16,900,000	16,843,114

	Independent Power & Renewable Electricity Producers — 0.16%

[a]	Midland Cogeneration Venture, 6.00% due 3/15/2025	BBB-/NR	6,539,864	7,093,660

	Multi-Utilities — 0.73%

	Dominion Gas Holdings, LLC, 2.50% due 12/15/2019	BBB+/A2	3,900,000	3,989,025

	Dominion Gas Holdings, LLC, 2.80% due 11/15/2020	BBB+/A2	5,000,000	5,166,685

[a]	Enable Oklahoma Intrastate Transmission, LLC, 6.25% due 3/15/2020	BB+/Baa3	3,640,000	3,606,141

[a,b]	Korea Hydro & Nuclear Power Co. Ltd., 2.875% due 10/2/2018	AA-/Aa2	7,000,000	7,173,656

[a]	Niagara Mohawk Power Corp., 4.881% due 8/15/2019	A-/A2	10,000,000	10,947,910

	SCANA Corp., 4.125% due 2/1/2022	BBB/Baa3	2,000,000	2,077,910

				261,346,508

	TOTAL CORPORATE BONDS (Cost $2,072,080,788)			2,118,454,016

22

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	CONVERTIBLE BONDS — 0.43%
	REAL ESTATE — 0.43%

	Real Estate Investment Trusts — 0.43%

[a]	IAS Operating Partnership LP, 5.00% due 3/15/2018	NR/NR	19,950,000	19,451,250

				19,451,250

	TOTAL CONVERTIBLE BONDS (Cost $19,950,000)			19,451,250

	MUNICIPAL BONDS — 3.05%

	American Municipal Power Ohio, Inc., 5.072% due 2/15/2018 (Meldahl Hydroelectric)	A/A3	5,000,000	5,273,550

	Anaheim California Public Financing Authority, 5.316% due 9/1/2017 (Anaheim Public Improvements; Insured: Natl-Re/FGIC)	AA-/A1	1,000,000	1,018,920

	Anaheim California Public Financing Authority, 5.486% due 9/1/2020 (Anaheim Public Improvements; Insured: Natl-Re)	AA-/A1	3,270,000	3,504,001

	Brentwood California Infrastructure Financing Authority, 6.16% due 10/1/2019 (Civic Center)	AA/NR	2,110,000	2,300,470

	California HFFA, 6.76% due 2/1/2019 (Community Program for Persons with Developmental Disabilities)	AA-/NR	3,905,000	4,279,841

	California School Finance Authority, 5.041% due 7/1/2020 (LOC: City National Bank)	AA+/NR	4,000,000	4,496,880

	Camden County Improvement Authority, 5.47% due 7/1/2018 (Cooper Medical School of Rowan University)	A/A2	2,140,000	2,298,638

	Camden County Improvement Authority, 5.62% due 7/1/2019 (Cooper Medical School of Rowan University)	A/A2	3,025,000	3,342,595

	Carson Redevelopment Agency, 4.511% due 10/1/2016 (Low and Moderate Income Housing)	A-/NR	1,375,000	1,383,278

	City and County of San Francisco Redevelopment Financing Authority, 8.00% due 8/1/2019 (San Francisco Redevelopment Projects)	AA-/A2	6,500,000	7,312,240

	City of Fort Collins Colorado Electric Utility Enterprise, 4.92% due 12/1/2020 (Fort Collins Smart Grid)	AA-/NR	2,250,000	2,439,990

	City of Riverside California, 5.61% due 8/1/2017 (City Sewer System)	A/A1	2,000,000	2,101,440

	Connecticut Housing Finance Authority, 5.071% due 11/15/2019 (Housing Mtg Finance Program)	AAA/Aaa	1,820,000	1,901,299

	Denver Public Schools COP, 2.018% due 12/15/2019 (School District No. 1 Educational Facilities)	NR/Aa3	3,000,000	3,077,520

	Florida Hurricane Catastrophe Fund Finance Corp., 1.298% due 7/1/2016 (Reimbursement Contracts for Covered Event Losses)	AA/Aa3	7,500,000	7,500,225

	Illinois Finance Authority, 5.629% due 7/1/2016 (Theory and Computing Sciences Building; Insured: Syncora)	AA-/NR	390,000	390,039

	JobsOhio Beverage System, 2.217% due 1/1/2019 (State Liquor Enterprise)	AA/Aa3	11,245,000	11,568,294

23

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Kentucky Asset/Liability Commission, 2.099% due 4/1/2019 (Commonwealth of Kentucky and Teachers’ Retirement System Funding Obligations)	A/Aa3	3,000,000	3,025,590

	Los Angeles County Public Works Financing Authority, 5.591% due 8/1/2020 (Los Angeles County & USC Medical Center Projects)	AA/A1	3,000,000	3,467,310

	Louisiana Local Government Environmental Facilities and Community Development Authority, 1.66% due 2/1/2022 (Louisiana Utilities Restoration)	AAA/Aaa	6,272,998	6,361,196

[a]	Midwest Family Housing, 5.168% due 7/1/2016 (Insured: CIFG)	A+/Baa1	151,017	151,017

	Municipal Improvement Corp. of Los Angeles, 6.165% due 11/1/2020 (Recovery Zone Economic Development)	A+/A2	11,885,000	13,649,447

	New York City Transitional Finance Authority, 4.075% due 11/1/2020 (World Trade Center Recovery)	AAA/Aa1	2,500,000	2,744,725

	Oakland California Redevelopment Agency, 8.00% due 9/1/2016 (Central District Redevelopment Project)	A-/NR	5,200,000	5,251,636

	Oklahoma Development Finance Authority, 8.00% due 5/1/2020 (Cleveland County Industrial Authority (CCIA) - Hitachi Norman, Oklahoma Project)	NR/NR	4,560,000	4,674,182

	Orleans Parish School Board GO, 4.40% due 2/1/2021 (Educational Facilities Improvements; Insured: AGM)	AA/A2	10,000,000	11,025,600

	Redevelopment Agency of the City of Redlands, 5.818% due 8/1/2022 (Redlands Redevelopment; Insured: AMBAC) (ETM)	NR/NR	1,700,000	1,835,898

	Redevelopment Agency of the County of San Bernardino, 7.135% due 9/1/2020 (San Sevaine Redevelopment Project)	BBB/NR	1,265,000	1,342,608

	Rutgers State University GO, 2.342% due 5/1/2019 (New Brunswick, Newark and Camden Campus Facilities)	A+/Aa3	3,485,000	3,572,055

	Rutgers State University GO, 3.028% due 5/1/2021 (New Brunswick, Newark and Camden Campus Facilities)	A+/Aa3	1,500,000	1,567,230

	Sandoval County, New Mexico, 1.452% due 6/1/2017	A+/NR	1,000,000	1,005,820

	Tampa-Hillsborough County Florida Expressway Authority, 2.22% due 7/1/2018 (Electronic Tolling Program)	A/A2	2,000,000	2,021,580

	Tampa-Hillsborough County Florida Expressway Authority, 2.49% due 7/1/2019 (Electronic Tolling Program)	A/A2	2,500,000	2,544,325

	Tampa-Hillsborough County Florida Expressway Authority, 2.84% due 7/1/2020 (Electronic Tolling Program)	A/A2	1,750,000	1,800,155

	Wallenpaupack Area School District GO, 3.80% due 9/1/2019 (Pike and Wayne Counties Educational Facilities) (State Aid Withholding)	AA/NR	3,000,000	3,067,980

	Wallenpaupack Area School District GO, 4.00% due 9/1/2020 (Pike and Wayne Counties Educational Facilities) (State Aid Withholding)	AA/NR	2,750,000	2,827,550

	Yuba Levee Financing Authority, 6.375% due 9/1/2021 (Yuba County Levee Financing Project)	AA/NR	1,000,000	1,053,390

	TOTAL MUNICIPAL BONDS (Cost $129,345,382)			137,178,514

24

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	SHORT TERM INVESTMENTS — 10.72%

	Bank of New York Tri-Party Repurchase Agreement 0.48% dated 6/30/2016 due 7/1/2016, repurchase price of $110,001,467 collateralized by 3 U.S. Government debt securities and 34 corporate debt securities, having an average coupon of 3.33%, a minimum credit rating of BBB-, maturity dates from 7/1/2016 to 7/1/2046, and having an aggregate market value of $118,170,214 at 6/30/2016	NR/NR	110,000,000	110,000,000

[a]	Canadian National Railway Co., 0.43% due 7/11/2016	NR/NR	3,000,000	2,999,642

[a]	Canadian National Railway Co., 0.41% due 7/20/2016	NR/NR	23,000,000	22,995,023

[a]	Experian Finance plc, 0.55% due 7/1/2016	NR/NR	14,300,000	14,300,000

	Farmer Mac Discount Note, 0.28% due 7/22/2016	NR/NR	7,000,000	6,998,857

	Farmer Mac Discount Note, 0.24% due 7/5/2016	NR/NR	10,000,000	9,999,733

	Federal Home Loan Discount Note, 0.26% due 7/27/2016	NR/NR	1,500,000	1,499,718

	Federal Home Loan Discount Note, 0.28% due 7/26/2016	NR/NR	3,800,000	3,799,261

	Federal Home Loan Discount Note, 0.28% due 7/22/2016	NR/NR	4,000,000	3,999,346

	Federal Home Loan Discount Note, 0.20% due 7/22/2016	NR/NR	2,000,000	1,999,767

	Federal Home Loan Discount Note, 0.22% due 7/21/2016	NR/NR	2,000,000	1,999,755

	Federal Home Loan Discount Note, 0.30% due 7/20/2016	NR/NR	10,000,000	9,998,417

	Federal Home Loan Discount Note, 0.30% due 7/15/2016	NR/NR	1,400,000	1,399,837

	Federal Home Loan Discount Note, 0.30% due 7/13/2016	NR/NR	1,200,000	1,199,880

	Federal Home Loan Discount Note, 0.24% due 7/13/2016	NR/NR	1,600,000	1,599,872

	Federal Home Loan Discount Note, 0.28% due 7/12/2016	NR/NR	1,908,000	1,907,837

	Federal Home Loan Discount Note, 0.30% due 7/11/2016	NR/NR	1,500,000	1,499,875

	Federal Home Loan Discount Note, 0.25% due 7/8/2016	NR/NR	2,250,000	2,249,890

	Federal Home Loan Discount Note, 0.26% due 7/7/2016	NR/NR	1,800,000	1,799,922

	Federal Home Loan Discount Note, 0.20% due 7/7/2016	NR/NR	1,300,000	1,299,957

	Federal Home Loan Discount Note, 0.23% due 7/6/2016	NR/NR	1,700,000	1,699,946

	Federal Home Loan Discount Note, 0.26% due 7/5/2016	NR/NR	3,600,000	3,599,896

	Federal Home Loan Discount Note, 0.25% due 7/5/2016	NR/NR	9,900,000	9,899,725

	Federal Home Loan Discount Note, 0.30% due 7/1/2016	NR/NR	3,800,000	3,800,000

	Federal Home Loan Discount Note, 0.01% due 7/1/2016	NR/NR	1,100,000	1,100,000

	Florida Power & Light Co., 0.50% due 7/13/2016	NR/NR	35,000,000	34,994,166

[b]	Inter-American Development Bank Discount Note, 0.27% due 7/15/2016	NR/NR	10,000,000	9,998,950

[a]	Intercontinental Exchange, Inc., 0.43% due 7/5/2016	NR/NR	17,000,000	16,999,188

[a]	Kansas City Power & Light Co., 0.58% due 7/1/2016	NR/NR	20,000,000	20,000,000

25

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[a]	Kentucky Utilities Co., 0.65% due 7/5/2016	NR/NR	15,000,000	14,998,917

[a]	Kentucky Utilities Co., 0.65% due 7/6/2016	NR/NR	14,000,000	13,998,736

[a]	Louisville Gas & Electric Co., 0.65% due 7/7/2016	NR/NR	12,000,000	11,998,700

[a]	Precision Castparts Corp., 0.30% due 7/1/2016	NR/NR	10,000,000	10,000,000

[a]	Precision Castparts Corp., 0.30% due 7/5/2016	NR/NR	25,000,000	24,999,166

[a]	United Parcel Service of America, Inc., 0.10% due 7/5/2016	NR/NR	20,000,000	19,999,778

	United States Treasury Bill, 0.252% due 7/21/2016	NR/NR	15,000,000	14,997,900

	United States Treasury Bill, 0.211% due 7/14/2016	NR/NR	10,000,000	9,999,238

	United States Treasury Bill, 0.115% due 7/14/2016	NR/NR	25,000,000	24,998,962

	United States Treasury Bill, 0.18% due 7/7/2016	NR/NR	10,000,000	9,999,701

	Wisconsin Public Service Corp., 0.58% due 7/7/2016	NR/NR	21,200,000	21,197,951

	TOTAL SHORT TERM INVESTMENTS (Cost $482,827,509)			482,827,509

	TOTAL INVESTMENTS — 98.01% (Cost $4,345,298,480)			$4,412,916,652

	OTHER ASSETS LESS LIABILITIES — 1.99%			89,811,889

	NET ASSETS — 100.00%			$4,502,728,541

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2016, the aggregate value of these securities in the Fund’s portfolio was $1,863,044,519, representing 41.38% of the Fund’s net assets.

b	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

c	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.

d	When-issued security.

e	Segregated as collateral for a when-issued security.

f	Bond in default.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

CIFG	Insured by CIFG Assurance North America Inc.

CMO	Collateralized Mortgage Obligation

26

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2016 (Unaudited)

COP	Certificates of Participation

ETM	Escrowed to Maturity

FGIC	Insured by Financial Guaranty Insurance Co.

GO	General Obligation

HFFA	Health Facilities Financing Authority

Mtg	Mortgage

Natl-Re	Insured by National Public Finance Guarantee Corp.

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPV	Special Purpose Vehicle

Syncora	Insured by Syncora Guarantee Inc.

VA	Veterans Affairs

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization

Thornburg Limited Term Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers six classes of shares of beneficial interest, Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” and “Class R5”).

Significant accounting policies

The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The following summarizes the significant accounting policies of the Fund:

Valuation Policy and Procedures: Valuation of the Fund’s portfolio investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the Board of Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

27

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2016 (Unaudited)

Valuation of Investments: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

NOTE 2 – FAIR VALUE MEASUREMENT

Valuation Measurement: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (“FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

28

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2016 (Unaudited)

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2016. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurement at June 30, 2016
	Total	Level 1	Level 2	Level 3(a)

Assets
Investments in Securities
U.S. Treasury Securities	$105,433,298	$105,433,298	$-	$-
U.S. Government Agencies	257,803,208	-	254,257,808	3,545,400
Other Government	76,907,139	-	76,907,139	-
Mortgage Backed	166,406,954	-	166,406,954	-
Asset Backed Securities	1,048,454,764	-	1,046,013,514	2,441,250
Corporate Bonds	2,118,454,016	-	2,118,454,016	-
Convertible Bonds	19,451,250	-	19,451,250	-
Municipal Bonds	137,178,514	-	137,178,514	-
Short Term Investments	482,827,509	-	482,827,509	-

Total Investments in Securities	$4,412,916,652	$105,433,298	$4,301,496,704	$5,986,650

(a) In accordance with the guidance prescribed in FASB Accounting Standards Update (“ASU”) No. 2011-04, unadjusted broker quotes were applied to $5,986,650 in portfolio securities characterized as Level 3 investments at June 30, 2016.

In accordance with the guidance prescribed in FASB ASU Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2016.

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2016 is as follows:

	U.S. Government Securities	Asset Backed Securities	Total(a)
Beginning Balance 9/30/2015	$5,300,096	$21,798,405	$27,098,501
Accrued Discounts (Premiums)	(29,158)	(13,007)	(16,151)
Net Realized Gain (Loss)	207,817	42,263	250,080
Gross Purchases	–	–	–
Gross Sales	(1,970,532)	(313,250)	(2,283,782)
Net Change in Unrealized Appreciation (Depreciation)	37,177	(11,306)	25,871
Transfers into Level 3(b)	–	–	–
Transfers out of Level 3(b)	–	(19,087,869)	(19,087,869)

Ending Balance 6/30/2016	$3,545,400	$2,441,250	$5,986,650

(a) Level 3 investments represent 0.13% of total net assets at the period ended June 30, 2016. Significant fluctuations of the unobservable inputs applied to portfolio investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments.

(b) Transfers into or out of Level 3 were out of or into Level 2, and were due to changes in other significant observable inputs available during the period ended June 30, 2016. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

NOTE 3 – INVESTMENTS

At June 30, 2016, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$4,345,298,480

Gross unrealized appreciation on a tax basis	$93,312,282
Gross unrealized depreciation on a tax basis	(25,694,110)

Net unrealized appreciation (depreciation) on investments (tax basis)	$67,618,172

29

SCHEDULE OF INVESTMENTS

Thornburg Strategic Income Fund	June 30, 2016 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 0.31%
	ENERGY — 0.31%
	Oil, Gas & Consumable Fuels — 0.31%
[a]	ROMGAZ SA-GDR	531,954	$3,244,919

			3,244,919

	TOTAL COMMON STOCK (Cost $5,258,023)		3,244,919

	PREFERRED STOCK — 1.72%
	BANKS — 0.37%
	Banks — 0.37%
	First Niagara Financial Group Pfd, 8.625%	17,732	466,884
	GMAC Capital Trust I Pfd, 8.125%	140,000	3,474,800

			3,941,684

	ENERGY — 0.02%
	Oil, Gas & Consumable Fuels — 0.02%
	Halcon Resources Corp. Pfd, 5.75%	4,441	177,640

			177,640

	MISCELLANEOUS — 1.00%
	U.S. Government Agencies — 1.00%
	Farm Credit Bank of Texas Pfd, 10.00%	1,000	1,187,812
[a]	Cobank, ACB Pfd, 6.25%	50,000	5,184,375
	AgriBank, FCB Pfd, 6.875%	40,000	4,221,252

			10,593,439

	REAL ESTATE — 0.06%
	Real Estate Investment Trusts — 0.06%
	VEREIT, Inc. Pfd, 6.70%	25,857	669,696

			669,696

	TELECOMMUNICATION SERVICES — 0.27%
	Wireless Telecommunication Services — 0.27%
[a]	Centaur Funding Corp. Pfd, 9.08%	2,380	2,815,094

			2,815,094

	TOTAL PREFERRED STOCK (Cost $21,158,619)		18,197,553

	ASSET BACKED SECURITIES — 12.37%
	AUTO RECEIVABLES — 1.29%
[a]	Drive Auto Receivables Trust, 2.59%, 12/16/2019	$9,125,000	9,178,858
[a]	Foursight Capital Automobile Receivables Trust, Series 2016-1 Class A2, 2.87%, 10/15/2021	4,549,000	4,537,845

			13,716,703

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	COMMERCIAL MTG TRUST — 0.99%
[a]	Capital Automotive REIT, Series 2012-1A Class A, 4.70%, 7/15/2042	2,820,868	2,897,922
[a]	CFCRE Commercial Mortgage Trust, Series 2011-C1 Class C, 6.386%, 4/15/2044	6,200,000	6,766,549
	Citigroup Commercial Mortgage Trust, Series 2004-HYB2 Class B1, 2.933%, 3/25/2034	98,989	81,008
[a]	FREMF Mortgage Trust, Series 2013-KF02 Class B Floating Rate Note, 3.453%, 12/25/2045	685,941	696,748

			10,442,227

	OTHER ASSET BACKED — 7.76%
[a]	321 Henderson Receivables, LLC, Series 2014-1A Class A, 3.96%, 3/15/2063	5,796,302	6,143,464
[a,b]	Aircraft Certificate Owner Trust, Series 2003-1A Class E, 7.001%, 9/20/2022	3,156,928	3,283,206
[a]	American Credit Acceptance, Series 2014-2 Class B, 2.26%, 3/10/2020	2,720,550	2,714,328
[a,b]	Concord Funding Co., LLC, Series 2012-2 Class B, 4.145%, 1/15/2017	4,000,000	4,016,000
[a]	Dominos Pizza Master Issuer, LLC, Series 2012-1A Class A2, 5.216%, 1/25/2042	5,930,756	6,260,621
[a,c]	ECAF Ltd., Series 2015-1A Class B1, 5.802%, 6/15/2040	7,303,665	6,909,267
[a,d]	Fairway Outdoor Funding, LLC, Series 2012-1 Class B, 8.835%, 10/15/2042	3,000,000	3,171,128
[a,c]	Global SC Finance SRL, Series 2014-1A Class A1, 3.19%, 7/17/2029	3,839,583	3,643,022
[a]	JPR Royalty, LLC, 14.00%, 9/1/2020	2,000,000	1,000,000
[a]	Motel 6 Trust, Series 2015-MTL6 Class B, 3.298%, 2/5/2030	3,470,000	3,496,367
[a]	New Residential Advance Receivables, Series 2015-T3 Class DT3, 4.266%, 11/15/2046	1,900,000	1,900,352
[a,b]	Northwind Holdings, LLC, Series 2007-1A Class A1 Floating Rate Note, 1.237%, 12/1/2037	750,000	697,500
[a]	Ocwen Master Advance Receivables Trust, Series 2015-T2 Class DT2, 4.258%, 11/15/2046	2,345,000	2,344,304
[a]	OnDeck Asset Securitization Trust II, LLC, Series 2016-1A Class A, 4.21%, 5/17/2020	4,170,000	4,186,941
[a]	Progreso Receivables Funding, LLC, Series 2015-A Class A, 3.625%, 2/8/2020	10,025,000	10,007,510
[a]	SBA Tower Trust, Series 2015-1 Class C, 3.156%, 10/15/2045	3,750,000	3,801,562
[a,e]	SBA Tower Trust, Series 2016-1 Class C, 2.877%, 7/15/2046	2,275,000	2,274,318
[a]	SolarCity LMC, LLC, Series 2013-1 Class A, 4.80%, 11/20/2038	3,088,954	3,016,398
[a]	SolarCity LMC, LLC, Series 2014-1 Class A, 4.59%, 4/20/2044	3,166,667	3,092,307
[a]	Sonic Capital, LLC, Series 2016-1A Class A2, 4.472%, 5/20/2046	3,097,417	3,176,051
[a]	VB-S1 Issuer LLC, Series 16-1A Class C, 3.065%, 6/15/2046	3,100,000	3,148,946
[a]	Westgate Resorts, Series 2016-1A Class A, 3.50%, 12/20/2028	3,933,569	3,917,294

			82,200,886

	RESIDENTIAL MTG TRUST — 1.50%
	Banc of America Funding Corp., Series 2006-I Class SB1, 2.629%, 12/20/2036	519,232	163,028
	Bear Stearns ARM Mtg, Series 2003-6 Class 2B-1, 2.756%, 8/25/2033	179,247	175,524
[a]	Citigroup Mortgage Loan Trust, Inc., Series 2014-A Class A, 4.00%, 1/25/2035	3,258,214	3,367,779
	Countrywide, Series 2005-11 Class AF3, 4.778%, 2/25/2036	316,298	319,587

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2016 (Unaudited)

		Shares/ Principal Amount	Value
[a]	CS First Boston Mortgage Securities Co., Series 2005-CF1 Class M1, 1.153%, 3/25/2045	1,056,494	1,030,858
	JPMorgan Mortgage Acquisition Corp., Series 2006-CH1 Class A4, 0.593%, 7/25/2036	240,765	240,535
	Merrill Lynch Mortgage Investors Trust, Series 2004-A4 Class M1, 2.756%, 8/25/2034	275,008	247,801
	Morgan Stanley Capital, Inc., Series 2005-HE7 Class A2C, 0.773%, 11/25/2035	723,435	717,004
[a,b]	Senior Homeowner Assistance Program, Series 2013-RM1 Class A, 4.00%, 5/26/2053	2,484,218	2,474,281
	Structured Asset Securities Corp., Series 2004-20 Class 7A1, 5.25%, 11/25/2034	545,379	565,571
[a]	TAL Advantage V, LLC, Series 2014-1A Class A, 3.51%, 2/22/2039	6,708,333	6,579,588
	Wells Fargo Asset Securities Corp., Series 2005-AR1 Class 1B1, 2.77%, 2/25/2035	163,400	22,147

			15,903,703

	STUDENT LOAN — 0.83%
	Access Group, Inc., Series 2005-A Class A3, 1.038%, 7/25/2034	4,208,458	3,777,771
[a]	Social Professional Loan Program, LLC, Series 2014-A Class A2, 3.02%, 10/25/2027	2,632,989	2,686,100
[a]	Social Professional Loan Program, LLC, Series 2014-B Class A1, 1.703%, 8/25/2032	2,374,141	2,374,140

			8,838,011

	TOTAL ASSET BACKED SECURITIES (Cost $132,104,924)		131,101,530

	CORPORATE BONDS — 59.73%
	AUTOMOBILES & COMPONENTS — 0.19%
	Auto Components — 0.19%
[a,c]	Nexteer Automotive Group Ltd., 5.875%, 11/15/2021	2,000,000	2,020,000

			2,020,000

	BANKS — 0.96%
	Banks — 0.96%
	Bank of America Corp., 4.20%, 8/26/2024	3,200,000	3,307,898
[c]	Royal Bank of Scotland Group plc, 9.50%, 3/16/2022	2,000,000	2,079,672
[c]	Royal Bank of Scotland Group plc, 6.125%, 12/15/2022	2,000,000	2,097,424
[a,c]	Sberbank of Russia, 5.50%, 2/26/2024	2,750,000	2,712,875

			10,197,869

	CAPITAL GOODS — 5.02%
	Aerospace & Defense — 0.24%
[a]	CBC Ammo, LLC, 7.25%, 11/15/2021	2,970,000	2,509,650
	Building Products — 0.28%
[a,c]	Ardagh Packaging Group Ltd., 3.88%, 5/15/2021	3,000,000	3,011,250
	Construction & Engineering — 1.66%
[a,c]	Ausdrill Finance Property Ltd., 6.875%, 11/1/2019	4,385,000	3,979,387
	URS Corp., 3.85%, 4/1/2017	7,310,000	7,360,359
[a]	Zachry Holdings, Inc., 7.50%, 2/1/2020	6,310,000	6,246,900

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	Electrical Equipment — 0.49%
[a]	EnerSys Co., 5.00%, 4/30/2023	795,000	785,062
[a,c]	Sensata Technologies UK Finance Co., 6.25%, 2/15/2026	3,550,000	3,674,250
[a]	Wesco Distribution, Inc., 5.375%, 6/15/2024	760,000	760,000
	Industrial Conglomerates — 0.39%
	Otter Tail Corp., 9.00%, 12/15/2016	4,000,000	4,112,664
	Machinery — 0.30%
[a,c]	Automation Tooling Systems, 6.50%, 6/15/2023	3,125,000	3,179,688
	Trading Companies & Distributors — 1.66%
[a]	Aviation Capital Group Corp., 6.75%, 4/6/2021	3,065,000	3,463,450
[a]	Aviation Capital Group Corp., 7.125%, 10/15/2020	1,881,000	2,134,935
[a]	International Lease Finance Corp., 7.125%, 9/1/2018	8,000,000	8,783,520
[a]	Wajax Corp. (CAD), 6.125%, 10/23/2020	4,210,000	3,205,687

			53,206,802

	COMMERCIAL & PROFESSIONAL SERVICES — 2.92%
	Commercial Services & Supplies — 1.41%
[a]	GFL Environmental Corp. (CAD), 7.50%, 6/18/2018	3,890,000	3,044,826
	RR Donnelley & Sons Co., 7.875%, 3/15/2021	6,968,000	7,211,880
	RR Donnelley & Sons Co., 8.875%, 4/15/2021	4,500,000	4,702,500
	Professional Services — 1.51%
	Dun & Bradstreet, Inc., 4.00%, 6/15/2020	4,185,000	4,346,009
[a]	Nielsen Finance, LLC, 5.00%, 4/15/2022	7,420,000	7,568,400
	Verisk Analytics, Inc., 4.00%, 6/15/2025	3,920,000	4,117,247

			30,990,862

	COMMERCIAL SERVICES & SUPPLIES — 0.40%
	Diversified Support Services — 0.40%
	Lavare Holding AB (SEK), 4.55%, 4/4/2019	35,000,000	4,229,851

			4,229,851

	CONSUMER DURABLES & APPAREL — 0.36%
	Leisure Products — 0.19%
[a]	Vista Outdoor, Inc., 5.875%, 10/1/2023	1,985,000	2,064,400
	Textiles, Apparel & Luxury Goods — 0.17%
[a]	Hanesbrands, Inc., 4.625%, 5/15/2024	1,775,000	1,779,438

			3,843,838

	CONSUMER SERVICES — 1.10%
	Diversified Consumer Services — 0.55%
[a]	Laureate Education, Inc., 10.00%, 9/1/2019	1,884,000	1,648,500
[a]	Nord Anglia Education Finance, LLC (CHF), 5.75%, 7/15/2022	3,985,000	4,131,912
	Hotels, Restaurants & Leisure — 0.55%
	Aramark Services, Inc., 5.75%, 3/15/2020	1,995,000	2,054,850
[a,c]	Arcos Dorados Holdings, Inc., 6.625%, 9/27/2023	1,488,000	1,469,400
[a]	Nathan’s Famous, Inc., 10.00%, 3/15/2020	2,160,000	2,305,800

			11,610,462

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	DIVERSIFIED FINANCIALS — 7.33%
	Capital Markets — 2.85%
	Ares Capital Corp., 4.875%, 11/30/2018	7,000,000	7,324,079
[a]	Ares Finance Co., LLC, 4.00%, 10/8/2024	4,025,000	3,930,324
[a,c]	BTG Investments LP, 4.50%, 4/17/2018	4,750,000	4,334,375
[c]	Credit Suisse Group Funding (Guernsey) Ltd., 3.80%, 9/15/2022	2,450,000	2,460,589
	FS Investment Corp., 4.00%, 7/15/2019	6,286,000	6,349,457
	Goldman Sachs Group, Inc. Floating Rate Note, 1.658%, 10/23/2019	5,895,000	5,855,250
	Consumer Finance — 1.34%
	Ally Financial, Inc., 4.75%, 9/10/2018	4,000,000	4,080,000
	First Cash Financial Services, Inc., 6.75%, 4/1/2021	10,000,000	10,100,000
	Diversified Financial Services — 3.14%
[a]	Athene Global Funding, 2.875%, 10/23/2018	4,725,000	4,688,433
[a,c]	CFG Holdings Ltd./CFG Finance, LLC, 11.50%, 11/15/2019	7,000,000	7,070,000
[a]	Citicorp, 8.04%, 12/15/2019	250,000	293,647
[a,c]	Credit Suisse Group Ltd., 3.80%, 6/9/2023	400,000	398,974
	General Electric Capital Corp. (SEK), 2.625%, 1/16/2018	24,000,000	2,944,256
	Morgan Stanley, 2.035%, 4/21/2021	6,660,000	6,688,352
[a]	MSCI, Inc., 5.25%, 11/15/2024	1,625,000	1,661,562
[a]	MSCI, Inc., 5.75%, 8/15/2025	2,640,000	2,739,000
	S&P Global, Inc., 3.30%, 8/14/2020	1,975,000	2,066,328
	S&P Global, Inc., 4.00%, 6/15/2025	1,590,000	1,735,607
[a]	TMX Finance, LLC/Titlemax Finance, 8.50%, 9/15/2018	3,780,000	3,024,000

			77,744,233

	ENERGY — 8.59%
	Energy Equipment & Services — 0.87%
	Compressco Partners, L.P., 7.25%, 8/15/2022	4,800,000	3,936,000
	Oceaneering International, Inc., 4.65%, 11/15/2024	4,075,000	3,940,114
[a,c,f]	Schahin II Finance Co. (SPV) Ltd., 5.875%, 9/25/2023	10,684,600	1,388,998
	Oil, Gas & Consumable Fuels — 7.72%
	Atlas Energy Holdings Operating Co., LLC, 7.75%, 1/15/2021	3,000,000	390,000
	Calumet Specialty Products Partners, LP, 7.625%, 1/15/2022	2,050,000	1,450,375
	Calumet Specialty Products Partners, LP, 6.50%, 4/15/2021	1,420,000	1,015,300
[a]	Citgo Holding, Inc., 10.75%, 2/15/2020	980,000	984,900
[a]	Citgo Petroleum Corp., 6.25%, 8/15/2022	450,000	430,875
	Energy Transfer Partners LP, 3.654%, 11/1/2066	1,200,000	720,000
	Enterprise Products Operating LP, 7.034%, 1/15/2068	1,400,000	1,475,592
[a]	Florida Gas Transmission Co., LLC, 3.875%, 7/15/2022	4,765,000	4,830,028
[a]	Florida Gas Transmission Co., LLC, 4.35%, 7/15/2025	2,224,000	2,206,357
	Gastar Exploration USA, Inc., 8.625%, 5/15/2018	1,911,000	1,600,462
	Global Partners LP/GLP Finance Corp., 6.25%, 7/15/2022	4,975,000	4,141,687
	Gulf South Pipeline Co., LP, 4.00%, 6/15/2022	4,860,000	4,655,841
[a]	Gulfstream Natural Gas System, LLC, 4.60%, 9/15/2025	5,515,000	5,754,583
	HollyFrontier Corp., 5.875%, 4/1/2026	3,500,000	3,752,507
[a]	Kinder Morgan (Delaware), Inc., 5.00%, 2/15/2021	6,101,000	6,430,149
[a,f]	Linc Energy, 12.50%, 10/31/2017	6,617,950	66

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2016 (Unaudited)

		Shares/ Principal Amount	Value
[a,f]	Linc Energy, 9.625%, 10/31/2017	1,324,000	291,280
	NGL Energy Partners LP, 6.875%, 10/15/2021	6,000,000	5,265,000
	Northern Tier Energy, LLC, 7.125%, 11/15/2020	6,450,000	6,562,875
[a,c]	Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/1/2023	3,903,300	722,111
[c]	Petrobras Global Finance B.V., 3.00%, 1/15/2019	933,000	864,425
	Plains All American Pipeline LP, 8.75%, 5/1/2019	1,000,000	1,143,110
[a,c]	QGOG Atlantic/Alaskan Rigs Ltd., 5.25%, 7/30/2019	777,060	625,533
[f,g]	RAAM Global Energy Co., 12.50%, 10/1/2049	2,000,000	15,000
[a]	Rockies Express Pipeline, LLC, 6.85%, 7/15/2018	2,000,000	2,075,000
	Summit Midstream Holdings, LLC, 5.50%, 8/15/2022	7,010,000	6,028,600
	Tesoro Logistics LP, 6.125%, 10/15/2021	3,510,000	3,632,850
[a]	Texas Gas Transmission, LLC, 4.50%, 2/1/2021	940,000	949,742
[a]	Transcontinental Gas Pipe Line Co., LLC, 7.85%, 2/1/2026	3,600,000	4,480,207
[a,c]	Tullow Oil plc, 6.25%, 4/15/2022	6,400,000	5,120,000
	Williams Partners LP, 4.50%, 11/15/2023	4,335,000	4,157,573

			91,037,140

	FOOD & STAPLES RETAILING — 1.68%
	Food & Staples Retailing — 1.68%
[a]	Bakkavor Finance (2) plc (GBP), 8.75%, 6/15/2020	6,275,000	8,838,099
[a]	C&S Group Enterprises, LLC, 5.375%, 7/15/2022	3,935,000	3,728,412
[a]	Whole Foods Market, Inc., 5.20%, 12/3/2025	4,830,000	5,207,634

			17,774,145

	FOOD, BEVERAGE & TOBACCO — 2.10%
	Beverages — 0.54%
	Ambev International Finance Co., Ltd. (BRL), 9.50%, 7/24/2017	2,000,000	586,807
[a,c]	Central America Bottling Corp., 6.75%, 2/9/2022	5,000,000	5,187,500
	Food Products — 1.07%
[a,c]	Barry Callebaut Services NV, 5.50%, 6/15/2023	4,000,000	4,305,200
[a,c]	BRF S.A., 4.75%, 5/22/2024	4,650,000	4,615,125
[a]	Dean Foods Co., 6.50%, 3/15/2023	2,300,000	2,374,750
	Tobacco — 0.49%
[a]	Vector Group Ltd., 7.75%, 2/15/2021	3,400,000	3,540,250
[a]	Vector Group Ltd., 7.75%, 2/15/2021	1,600,000	1,666,000

			22,275,632

	HEALTH CARE EQUIPMENT & SERVICES — 1.69%
	Health Care Providers & Services — 1.69%
[a]	Covenant Surgical Partners, Inc., 8.75%, 8/1/2019	6,125,000	5,880,000
	DaVita Healthcare Partners, Inc., 5.00%, 5/1/2025	3,450,000	3,419,813
	HCA, Inc., 4.75%, 5/1/2023	1,735,000	1,778,375
[a]	LifePoint Health, Inc., 5.375%, 5/1/2024	4,865,000	4,877,162
[a]	Quorum Health Corp., 11.625%, 4/15/2023	1,980,000	1,989,900

			17,945,250

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	HOUSEHOLD & PERSONAL PRODUCTS — 0.85%
	Household Products — 0.85%
	Energizer Holdings, Inc., 4.70%, 5/24/2022	5,990,000	6,154,725
[a]	Energizer Holdings, Inc., 5.50%, 6/15/2025	2,850,000	2,835,750

			8,990,475

	INSURANCE — 2.41%
	Insurance — 2.41%
	CNA Financial Corp., 4.50%, 3/1/2026	3,460,000	3,682,845
[a,c]	DaVinciRe Holdings Ltd., 4.75%, 5/1/2025	4,790,000	4,865,179
	ELM B.V. (AUD), 7.635%, 12/29/2049	1,000,000	765,031
	ELM B.V. (AUD), 3.295%, 4/29/2049	1,000,000	726,561
[a]	Forethought Financial Group, Inc., 8.625%, 4/15/2021	1,160,000	1,270,389
	Genworth Holdings, Inc., 4.90%, 8/15/2023	6,000,000	4,515,000
	Kemper Corp., 4.35%, 2/15/2025	1,810,000	1,876,510
[a,c]	Lancashire Holdings Ltd., 5.70%, 10/1/2022	4,900,000	5,294,842
[a]	National Life Insurance of Vermont, 10.50%, 9/15/2039	1,000,000	1,532,797
	Reinsurance Group of America, Inc., 3.95%, 9/15/2026	990,000	1,020,099

			25,549,253

	MATERIALS — 3.52%
	Chemicals — 1.42%
[a,c]	Consolidated Energy Finance S.A., 6.75%, 10/15/2019	3,030,000	2,848,200
[a,c]	Kissner Milling Co., Ltd., 7.25%, 6/1/2019	5,595,000	5,595,000
[a,c]	Office Cherifien des Phosphates, 5.625%, 4/25/2024	6,230,000	6,603,800
	Construction Materials — 0.64%
[a,c]	Cimpor Financial Operations B.V., 5.75%, 7/17/2024	6,500,000	4,793,750
	Wesco Distribution, Inc., 5.375%, 12/15/2021	2,000,000	2,015,000
	Metals & Mining — 0.83%
	Coeur d’Alene Mines Corp., 7.875%, 2/1/2021	1,793,000	1,725,762
[a,c]	Newcrest Finance Property Ltd., 4.20%, 10/1/2022	7,000,000	7,088,711
	Paper & Forest Products — 0.63%
[a]	Neenah Paper, Inc., 5.25%, 5/15/2021	6,725,000	6,657,750

			37,327,973

	MEDIA — 2.93%
	Media — 2.93%
[a]	Cable One, Inc., 5.75%, 6/15/2022	8,831,000	9,051,775
[a]	DHX Media Ltd. (CAD), 5.875%, 12/2/2021	1,340,000	1,021,634
[a]	EMI Music Publishing Ltd., 7.625%, 6/15/2024	1,520,000	1,561,800
[a,c]	Numericable-SFR, 6.00%, 5/15/2022	5,475,000	5,324,438
[a,c]	Numericable-SFR, 7.375%, 5/1/2026	2,365,000	2,338,394
[a]	Sirius XM Canada Holdings, Inc. (CAD), 5.625%, 4/23/2021	5,931,000	4,567,781
	The Washington Post Co., 7.25%, 2/1/2019	2,100,000	2,268,000
[a,c]	Virgin Media, Inc., 5.375%, 4/15/2021	3,829,500	3,896,516
[a,c]	Virgin Media, Inc., 5.50%, 8/15/2026	1,100,000	1,069,750

			31,100,088

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.35%
	Pharmaceuticals — 0.35%
[b,f,g]	Atlas U.S. Royalty, LLC Participation Rights, 0%, 3/15/2027	5,450,000	0
[a,c]	Concordia Healthcare Corp., 9.50%, 10/21/2022	845,000	787,963
[a,c]	Concordia Healthcare Corp., 7.00%, 4/15/2023	3,395,000	2,894,237

			3,682,200

	REAL ESTATE — 1.13%
	Real Estate Investment Trusts — 1.13%
	EPR Properties, 5.25%, 7/15/2023	5,000,000	5,288,470
	Retail Opportunity Investments Corp., 5.00%, 12/15/2023	1,500,000	1,579,442
	Select Income REIT, 2.85%, 2/1/2018	5,100,000	5,139,948

			12,007,860

	RETAILING — 2.56%
	Distributors — 0.87%
	LKQ Corp., Inc., 4.75%, 5/15/2023	9,395,000	9,230,588
	Internet & Catalog Retail — 0.77%
	QVC, Inc., 4.45%, 2/15/2025	8,147,000	8,174,455
	Multiline Retail — 0.38%
[a,c]	Grupo Famsa S.A.B. de C.V., 7.25%, 6/1/2020	5,550,000	4,051,500
	Specialty Retail — 0.54%
	Outerwall, Inc., 5.875%, 6/15/2021	6,615,000	5,655,825

			27,112,368

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.23%
	Semiconductors & Semiconductor Equipment — 0.23%
[a,c]	Sensata Technologies B.V., 5.00%, 10/1/2025	2,400,000	2,410,536

			2,410,536

	SOFTWARE & SERVICES — 2.12%
	Information Technology Services — 0.74%
	Neustar, Inc., 4.50%, 1/15/2023	8,770,000	7,893,000
	Internet Software & Services — 0.54%
	Lender Processing Services, Inc./Black Knight Lending Solutions, Inc., 5.75%, 4/15/2023	5,417,000	5,674,307
	Software — 0.84%
	Autodesk, Inc., 3.125%, 6/15/2020	2,350,000	2,415,471
	Autodesk, Inc., 4.375%, 6/15/2025	1,600,000	1,672,299
[a,c]	Open Text Corp., 5.875%, 6/1/2026	1,820,000	1,824,550
[a]	Solera Capital, LLC, 10.50%, 3/1/2024	2,830,000	2,975,038

			22,454,665

	TECHNOLOGY HARDWARE & EQUIPMENT — 2.10%
	Computers & Peripherals — 0.10%
	Lexmark International, Inc., 5.125%, 3/15/2020	1,038,000	1,081,911

8

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	Electronic Equipment, Instruments & Components — 1.63%
	Anixter, Inc., 5.125%, 10/1/2021	8,395,000	8,520,925
	Ingram Micro, Inc., 4.95%, 12/15/2024	1,951,000	1,943,239
	Trimble Navigation, Ltd., 4.75%, 12/1/2024	6,525,000	6,802,032
	Technology, Hardware, Storage & Peripherals — 0.37%
[a]	Western Digital Corp., 7.375%, 4/1/2023	3,725,000	3,967,125

			22,315,232

	TELECOMMUNICATION SERVICES — 4.38%
	Diversified Telecommunication Services — 1.58%
	AT&T, Inc., 3.00%, 6/30/2022	2,395,000	2,452,657
[a,c]	Inmarsat Finance plc, 4.875%, 5/15/2022	400,000	365,000
	Qwest Corp., 6.75%, 12/1/2021	3,700,000	4,003,030
[a]	Unison Ground Lease Funding, 5.78%, 3/15/2043	1,920,000	1,785,600
[a,c]	Videotron Ltd., Co., 5.375%, 6/15/2024	8,050,000	8,170,750
	Wireless Telecommunication Services — 2.80%
	America Movil SAB de CV (MXN), 6.45%, 12/5/2022	120,000,000	6,287,963
[a,c]	Digicel Ltd., 6.00%, 4/15/2021	8,450,000	7,243,340
[a,c]	Millicom International Cellular S.A., 6.00%, 3/15/2025	5,578,000	5,438,550
[a,c]	MTN International (Mauritius) Ltd., 4.755%, 11/11/2024	4,125,000	3,960,000
[a]	WCP Issuer, LLC, 6.657%, 8/15/2043	386,000	400,475
[a]	WCP Issuer, LLC, 7.143%, 8/15/2043	6,000,000	6,315,000

			46,422,365

	TRANSPORTATION — 2.94%
	Airlines — 2.71%
[a]	American Airlines Group, Inc., 5.60%, 1/15/2022	12,658,122	13,037,865
	American Airlines Group, Inc., 4.95%, 7/15/2024	2,520,471	2,741,012
	Continental Airlines, 9.798%, 10/1/2022	5,116,121	5,640,523
[a,c]	Guanay Finance Ltd., 6.00%, 12/15/2020	2,512,807	2,493,961
	US Airways, 7.076%, 9/20/2022	1,368,749	1,478,249
	US Airways, 6.25%, 10/22/2024	1,354,411	1,520,326
	US Airways, 5.90%, 4/1/2026	1,598,889	1,830,728
	Marine — 0.23%
[a,c]	Stena International SA, 5.75%, 3/1/2024	2,900,000	2,378,000

			31,120,664

	UTILITIES — 1.87%
	Electric Utilities — 1.11%
[a]	Duquesne Light Holdings, Inc., 6.40%, 9/15/2020	2,000,000	2,301,042
[a]	Jersey Central Power & Light Co., 4.30%, 1/15/2026	3,965,000	4,236,753
	Puget Energy, Inc., 6.50%, 12/15/2020	2,000,000	2,329,738
	Puget Energy, Inc., 5.625%, 7/15/2022	2,500,000	2,854,275
	Gas Utilities — 0.12%
[a]	Source Gas, LLC., 5.90%, 4/1/2017	1,250,000	1,279,989
	Independent Power & Renewable Electricity Producers — 0.41%
	Ipalco Enterprises, Inc., 5.00%, 5/1/2018	2,500,000	2,612,500
[a]	Midland Cogeneration Venture, 6.00%, 3/15/2025	1,634,966	1,773,415

9

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	Multi-Utilities — 0.23%
	CMS Energy Corp., 8.75%, 6/15/2019	2,000,000	2,406,794

			19,794,506

	TOTAL CORPORATE BONDS (Cost $662,831,850)		633,164,269

	CONVERTIBLE BONDS — 2.48%
	DIVERSIFIED FINANCIALS — 0.64%
	Consumer Finance — 0.64%
	EZCORP, Inc., 2.125%, 6/15/2019	8,159,000	6,766,871

			6,766,871

	FOOD, BEVERAGE & TOBACCO — 0.24%
	Tobacco — 0.24%
	Vector Group Ltd., 1.75%, 4/15/2020	2,260,000	2,505,775

			2,505,775

	MEDIA — 0.78%
	Media — 0.78%
	Comcast Holdings Corp., 2.00%, 10/15/2029	15,500,000	8,292,500

			8,292,500

	REAL ESTATE — 0.82%
	Real Estate Investment Trusts — 0.82%
[a]	IAS Operating Partnership LP, 5.00%, 3/15/2018	5,040,000	4,914,000
	VEREIT, Inc., 3.00%, 8/1/2018	3,890,000	3,843,806

			8,757,806

	TOTAL CONVERTIBLE BONDS (Cost $25,585,304)		26,322,952

	MUNICIPAL BONDS — 0.41%
	California Health Facilities Financing Authority (Developmental Disabilities), 7.875%, 2/1/2026	1,940,000	2,298,454
[a]	Midwest Family Housing, 5.168%, 7/1/2016	98,136	98,136
	Oklahoma Development Finance Authority, 8.00%, 5/1/2020	805,000	825,157
	San Bernardino County California Redevelopment Agency (San Sevaine), 8.45%, 9/1/2030	1,000,000	1,175,550

	TOTAL MUNICIPAL BONDS (Cost $3,808,270)		4,397,297

10

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	U.S. GOVERNMENT AGENCIES — 1.11%
[a]	CoBank, ACB Floating Rate Note, (Federal Farm Credit Banks), 1.253%, 6/15/2022	12,700,000	11,811,597

	TOTAL U.S. GOVERNMENT AGENCIES (Cost $12,206,538)		11,811,597

	OTHER GOVERNMENT — 1.47%
	Mexican Bonos de Desarrollo (MXN), 5.00%, 6/15/2017	130,000,000	7,149,721
	Mexican Bonos de Desarrollo (MXN), 4.75%, 6/14/2018	77,700,000	4,241,934
[a,c]	Seven and Seven Ltd. Floating Rate Note, (Guaranty: Export-Import Bank of Korea), 1.898%, 9/11/2019	4,200,000	4,184,473

	TOTAL OTHER GOVERNMENT (Cost $19,625,192)		15,576,128

	MORTGAGE BACKED — 0.32%
	Federal Home Loan Mtg Corp., CMO Series KIR1 Class X, 1.238%, 3/25/2026	38,152,014	3,003,963
	Federal National Mtg Assoc., CMO Series 1994-37 Class L, 6.50%, 3/25/2024	2,893	3,217
[b]	Reilly FHA 1997-A Mtg, 6.896%, 7/1/2020	381,456	381,456

	TOTAL MORTGAGE BACKED (Cost $3,373,310)		3,388,636

	LOAN PARTICIPATIONS — 7.06%
	COMMERCIAL & PROFESSIONAL SERVICES — 0.73%
	Professional Services — 0.73%
	Affinion Group, Inc., 6.75%, 4/30/2018	3,929,648	3,559,593
	Extreme Reach, Inc., 7.25%, 2/7/2020	4,231,778	4,210,619

			7,770,212

	CONSUMER DURABLES & APPAREL — 0.20%
	Textiles, Apparel & Luxury Goods — 0.20%
	5.11, Inc., 6.00%, 2/28/2020	2,135,089	2,127,083

			2,127,083

	CONSUMER SERVICES — 0.33%
	Diversified Consumer Services — 0.33%
	Laureate Education, Inc., 5.00%, 6/15/2018	3,619,495	3,500,342

			3,500,342

	DIVERSIFIED FINANCIALS — 0.41%
	Diversified Financial Services — 0.41%
[c]	Stena International S.A., 4.00%, 3/3/2021	5,249,175	4,310,885

			4,310,885

11

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	ENERGY — 0.33%
	Oil, Gas & Consumable Fuels — 0.33%
	Citgo Holding, Inc., 9.50%, 5/12/2018	3,485,233	3,507,015

			3,507,015

	FOOD, BEVERAGE & TOBACCO — 0.61%
	Tobacco — 0.61%
	North Atlantic Trading Co., Inc., 7.75%-9.00%, 1/13/2020	6,553,673	6,471,753

			6,471,753

	HEALTH CARE EQUIPMENT & SERVICES — 0.34%
	Health Care Providers & Services — 0.34%
	Prospect Medical Holidngs, Inc., 5.75%, 6/1/2022	3,700,000	3,658,375

			3,658,375

	INDUSTRIALS — 0.90%
	Construction & Engineering — 0.90%
	ABG Intermediate Holdings (2), LLC, 9.50%, 5/27/2022	9,959,598	9,536,315

			9,536,315

	MATERIALS — 0.47%
	Metals & Mining — 0.47%
	Coeur Mining, Inc., 9.00%, 6/9/2020	4,950,000	4,950,000

			4,950,000

	MEDIA — 1.36%
	Media — 1.36%
	Cumulus Media Holdings, Inc., 4.25%, 12/23/2020	450,195	314,574
[c]	Mood Media Corp., 7.00%, 5/1/2019	9,710,798	8,848,965
	New Media Holdings II, LLC, 7.25%, 6/4/2020	5,301,123	5,250,338

			14,413,877

	REAL ESTATE — 0.35%
	Real Estate Management & Development — 0.35%
	DTZ U.S. Borrower, LLC, 9.25%, 11/4/2022	3,740,000	3,740,000

			3,740,000

	SOFTWARE & SERVICES — 0.58%
	Information Technology Services — 0.58%
[b]	Valores Corporativos Softtek, S.A. de C.V., 7.203%, 8/27/2019	6,333,333	6,105,333

			6,105,333

	TECHNOLOGY HARDWARE & EQUIPMENT — 0.35%
	Technology, Hardware, Storage & Peripherals — 0.35%
	Harland Clarke Holdings Corp., 7.00%, 12/31/2019	3,800,000	3,676,500

			3,676,500

12

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	TRANSPORTATION — 0.10%
	Airlines — 0.10%
[a,b,c,f]	ET Two, LLC, 12.00%, 9/30/2019	338,633	270,229
[a,b,c,f]	ET Three, LLC, 12.00%, 9/30/2019	338,633	270,229
[a,b,c,f]	OS Two, LLC, 12.00%, 12/15/2020	494,100	493,112

			1,033,570

	TOTAL LOAN PARTICIPATIONS (Cost $77,330,482)		74,801,260

	SHORT TERM INVESTMENTS — 12.33%
[h]	Thornburg Capital Management Fund	13,064,952	130,649,522

	TOTAL SHORT TERM INVESTMENTS (Cost $130,649,522)		130,649,522

	TOTAL INVESTMENTS — 99.31% (Cost $1,093,932,034)		$1,052,655,663

	OTHER ASSETS LESS LIABILITIES — 0.69%		7,279,731

	NET ASSETS — 100.00%		$1,059,935,394

Outstanding Forward Currency Contracts to Buy or Sell at June 30, 2016
Contract Description	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Canadian Dollar	Sell	1,341,600	09/07/2016	$1,038,591	$—	$(344)
Canadian Dollar	Sell	906,800	09/07/2016	701,994	—	(8,088)
Canadian Dollar	Buy	1,280,200	09/07/2016	991,059	—	(9,384)
Canadian Dollar	Sell	1,441,300	09/07/2016	1,115,773	—	(16,248)
Canadian Dollar	Sell	3,062,600	09/07/2016	2,370,893	—	(39,144)
Canadian Dollar	Sell	9,338,300	09/07/2016	7,229,187	—	(216,451)
Swiss Franc	Sell	4,019,000	09/21/2016	4,134,089	62,468	—

Total					$62,468	$(289,659)

Net unrealized appreciation (depreciation)						$(227,191)

Footnote Legend

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2016, the aggregate value of these securities in the Fund’s portfolio was $503,506,169, representing 47.5% of the Fund’s net assets.

b	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.

c	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

d	Segregated as collateral for a when-issued security.

e	When-issued security.

f	Bond in default.

g	Non-income producing.

13

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2016 (Unaudited)

h	Investment in Affiliates - Shown below are holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:

Issuer	Shares/Principal September 30, 2015	Gross Additions	Gross Reductions	Shares/Principal June 30, 2016	Market Value June 30, 2016	Investment Income	Realized Gain (Loss)
Thornburg Capital Management Fund	10,170,287	24,410,139	21,515,474	13,064,952	$130,649,522	$301,045	$—

Total non-controlled affiliated issuers - 12.33% of net assets					$130,649,522	$301,045	$—

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ARM	Adjustable Rate Mortgage

AUD	Denominated in Australian Dollars

BRL	Denominated in Brazilian Real

CAD	Denominated in Canadian Dollars

CHL	Denominated in Chilean Peso

CMO	Collateralized Mortgage Obligation

FCB	Farm Credit Bank

FHA	Insured by Federal Housing Administration

GBP	Denominated in Great Britain Pounds

Mtg	Mortgage

MTN	Medium-Term Note

MXN	Denominated in Mexican Pesos

Pfd	Preferred Stock

REIT	Real Estate Investment Trust

SEK	Denominated in Swedish Kronor

SPV	Special Purpose Vehicle

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization

Thornburg Strategic Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund currently offers six classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”) and Retirement Classes (“Class R3”, “Class R4”, and “Class R5”).

Significant accounting policies

The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The following summarizes the significant accounting policies of the Fund:

Valuation Policy and Procedures: Valuation of the Fund’s portfolio investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the Board of Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

14

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2016 (Unaudited)

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

NOTE 2 – FAIR VALUE MEASUREMENT

Valuation Measurement: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (“FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

15

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2016 (Unaudited)

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2016. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurement at June 30, 2016
	Total	Level 1	Level 2	Level 3(b)

Assets
Investments in Securities*
Common Stock(a)	$3,244,919	$-	$3,244,919	$-
Preferred Stock(a)	18,197,553	4,611,380	13,586,173	-
Asset Backed Securities	131,101,530	-	123,913,749	7,187,781
Corporate Bonds	633,164,269	-	633,164,269
Convertible Bonds	26,322,952	-	26,322,952	-
Municipal Bonds	4,397,297	-	4,397,297	-
U.S. Government Agencies	11,811,597	-	11,811,597	-
Other Government	15,576,128	-	15,576,128	-
Mortgage Backed	3,388,636	-	3,007,180	381,456
Loan Participations	74,801,260	-	62,712,357	12,088,903
Short Term Investments	130,649,522	130,649,522	-	-

Total Investments in Securities	$1,052,655,663	$135,260,902	$897,736,621	$19,658,140

Other Financial Instruments**
Forward Currency Contracts	$62,468	$-	$62,468	$-

Liabilities

Other Financial Instruments**
Forward Currency Contracts	$(289,659)	$-	$(289,659)	$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

** Other Financial Instruments include investments not reflected on the Schedule of Investments, which may include futures, spot currency and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

(a) At June 30, 2016, industry classifications for Common Stock in Level 2 consist of $3,244,919 in Energy. Classifications for Preferred Stock in Level 2 consist of $177,640 in Energy, $2,815,094 in Telecommunication Services, and $10,593,439 in Miscellaneous.

16

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2016 (Unaudited)

(b) In accordance with the guidance prescribed in FASB Accounting Standards Update (“ASU”) No. 2011-04, unadjusted broker quotes were applied to $7,184,289 in portfolio securities characterized as Level 3 investments at June 30, 2016. The following table displays a summary of the valuation techniques and unobservable inputs used to value portfolio securities characterized as Level 3 investments, where no unadjusted broker quotes were available at June 30, 2016:

	Fair Value at June 30, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Asset Backed Securities	$6,490,281	Discounted cash flows	Third party vendor projection of discounted cash flows	3.0% - 4.5% (3.77%)

	6,490,281

Corporate Bonds	0	Income based valuation approach	Discount to zero for lack of marketability and company sustainability in question due to sales performance	N/A (N/A)

	0

Loan Participations	540,458	Discounted cash flows	Third party vendor projection of discounted cash flows	17.5% - 22.5% (20.0%)
	493,112	Prior quarter discounted cash flows	Prior quarter third party vendor projection of discounted cash flows	7.0% - 12.0% (9.5%)
	4,950,000	Valuation based on pricing service vendor price	Single source pricing input; lack of other observable inputs	N/A (N/A)

	5,983,570

Total	$12,473,851

In accordance with the guidance prescribed in FASB ASU No. 2011-04, it is the policy of the Fund to recognize transfers between levels and those underlying events which caused the movement. The Fund recognized no significant transfers between Levels 1 and 2 for the period ended June 30, 2016, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period. A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2016 is as follows:

	Common Stock(a)	Asset Backed Securities	Corporate Bonds(b)	Mortgage Backed	Loan Participations	Total(d)
Beginning Balance 9/30/2015	$–	$12,202,675	$1,242,600	$489,490	$17,037,739	$30,972,504
Accrued Discounts (Premiums)	–	12,487	938	(1,292)	20,264	32,397
Net Realized Gain (Loss)	(144,406)	19,456	(5,212,092)	(2,238)	5,935	(5,333,345)
Gross Purchases	–	–	–	–	494,100	494,100
Gross Sales	(9,194)	(628,361)	(36,333)	(108,034)	(5,447,591)	(6,229,513)
Net Change in Unrealized Appreciation (Depreciation)	153,600	(13,411)	4,004,887	3,530	(21,544)	4,127,062
Transfers into Level 3(c)	–	–	–	–	–	–
Transfers out of Level 3(c)	–	(4,405,065)	–	–	–	(4,405,065)

Ending Balance 6/30/2016	$–	$7,187,781	$–	$381,456	$12,088,903	$19,658,140

(a) Common stock valued at zero was included in the Level 3 rollforward at September 30, 2015.

(b) A corporate bond valued at zero was included in the Level 3 rollforward at June 30, 2016.

(c) Transfers into or out of Level 3 were out of or into Level 2, and were due to changes in other significant observable inputs available during the period ended June 30, 2016. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

(d) Level 3 investments represent 1.85% of total net assets at the period ended June 30, 2016. Significant fluctuations of the unobservable inputs applied to portfolio investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments.

17

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2016 (Unaudited)

NOTE 3 – INVESTMENTS

At June 30, 2016, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$1,093,932,034

Gross unrealized appreciation on a tax basis	$21,912,653
Gross unrealized depreciation on a tax basis	(63,189,024)

Net unrealized appreciation (depreciation) on investments (tax basis)	$(41,276,371)

NOTE 4 – DERIVATIVE FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FOREIGN INVESTMENT RISK

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended June 30, 2016, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended June 30, 2016 in the normal course of pursuing its investment objectives, with the objective of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

The quarterly average values of open sell currency contracts for the period ended June 30, 2016 was $12,535,269. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of open sell currency contracts to which they relate.

As of June 30, 2016, the Fund had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

The outstanding forward currency contracts on the Schedule of Investments were entered into with State Street Bank and Trust Company (“SSB”) pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. In the event of a default or termination under the ISDA Master Agreement with SSB, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.

Because the ISDA Master Agreement with SSB does not result in an offset of reported amounts of financial assets and liabilities unless there has been an event of default or termination under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in those financial statements.

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, and because all of the Fund’s outstanding currency forward contracts are with SSB, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at June 30, 2016 can be determined by offsetting the dollar amounts shown on the Schedule of Investments. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at June 30, 2016 is $0, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $227,191. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

18

SCHEDULE OF INVESTMENTS

Thornburg Value Fund	June 30, 2016 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 90.22%
	AUTOMOBILES & COMPONENTS — 0.47%
	Automobiles — 0.47%
[a]	Tesla Motors, Inc.	19,788	$4,200,597

			4,200,597

	BANKS — 7.73%
	Banks — 7.73%
	Citigroup, Inc.	384,400	16,294,716
	Citizens Financial Group, Inc.	952,585	19,032,648
	JPMorgan Chase & Co.	539,040	33,495,947

			68,823,311

	CAPITAL GOODS — 1.07%
	Machinery — 1.07%
	Allison Transmission Holdings, Inc.	336,565	9,501,230

			9,501,230

	COMMERCIAL & PROFESSIONAL SERVICES — 2.70%
	Commercial Services & Supplies — 2.70%
	Covanta Holding Corp.	565,245	9,298,280
	Rentokil Initial plc	5,730,668	14,739,129

			24,037,409

	CONSUMER DURABLES & APPAREL — 2.08%
	Household Durables — 2.08%
[a]	TRI Pointe Homes, Inc.	1,565,471	18,503,867

			18,503,867

	CONSUMER SERVICES — 4.40%
	Diversified Consumer Services — 2.18%
[a]	Grand Canyon Education, Inc.	485,413	19,377,687
	Hotels, Restaurants & Leisure — 2.22%
	Aramark Holdings Corp.	591,376	19,763,786

			39,141,473

	DIVERSIFIED FINANCIALS — 3.99%
	Capital Markets — 3.99%
	Apollo Global Management, LLC	1,036,419	15,701,748
	Oaktree Capital Group, LLC	441,634	19,767,538

			35,469,286

	ENERGY — 4.87%
	Oil, Gas & Consumable Fuels — 4.87%
	Chevron Corp.	162,875	17,074,186
	Enterprise Products Partners L.P.	898,614	26,293,446

			43,367,632

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	June 30, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	FOOD & STAPLES RETAILING — 4.08%
	Food & Staples Retailing — 4.08%
	Wal-Mart Stores, Inc.	497,651	36,338,476

			36,338,476

	FOOD, BEVERAGE & TOBACCO — 6.06%
	Beverages — 1.88%
	Kweichow Moutai Co., Ltd.	380,902	16,740,859
	Food Products — 4.18%
	Mead Johnson Nutrition Co.	161,839	14,686,889
	Mondelez International, Inc.	493,807	22,473,158

			53,900,906

	HEALTH CARE EQUIPMENT & SERVICES — 5.62%
	Health Care Equipment & Supplies — 3.26%
	Medtronic plc	334,565	29,030,205
	Health Care Providers & Services — 2.36%
[a]	Envision Healthcare Holdings, Inc.	592,105	15,021,705
[a]	Express Scripts Holding Company	78,829	5,975,238

			50,027,148

	INSURANCE — 1.62%
	Insurance — 1.62%
	Assured Guaranty Ltd.	568,300	14,417,771

			14,417,771

	MATERIALS — 3.04%
	Chemicals — 3.04%
	International Flavors & Fragrances, Inc.	214,596	27,054,118

			27,054,118

	MEDIA — 1.69%
	Media — 1.69%
	Vivendi S.A.	799,969	15,003,236

			15,003,236

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 10.69%
	Biotechnology — 2.77%
	Gilead Sciences, Inc.	187,660	15,654,597
[a]	Seattle Genetics, Inc.	222,746	9,001,166
	Life Sciences Tools & Services — 4.35%
	Thermo Fisher Scientific, Inc.	261,740	38,674,702

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	June 30, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	Pharmaceuticals — 3.57%
	GlaxoSmithKline plc	858,903	18,346,081
	Phibro Animal Health Corp.	719,411	13,424,209

			95,100,755

	REAL ESTATE — 2.66%
	Real Estate Investment Trusts — 2.20%
	PennyMac Mortgage Investment Trust	1,207,530	19,598,212
	Real Estate Management & Development — 0.46%
[a]	CBRE Group, Inc.	153,398	4,061,979

			23,660,191

	RETAILING — 3.02%
	Internet & Catalog Retail — 0.75%
	Expedia, Inc.	62,543	6,648,321
	Specialty Retail — 2.27%
[a]	AutoZone, Inc.	11,178	8,873,543
[a]	Office Depot, Inc.	1,357,000	4,491,670
	Staples, Inc.	792,100	6,827,902

			26,841,436

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.71%
	Semiconductors & Semiconductor Equipment — 0.71%
[a]	SolarEdge Technologies, Inc.	322,388	6,318,805

			6,318,805

	SOFTWARE & SERVICES — 8.85%
	Internet Software & Services — 6.03%
[a]	Alphabet, Inc. Class C	33,858	23,433,122
[a]	Facebook, Inc.	243,800	27,861,464
[a]	Marin Software, Inc.	1,006,735	2,365,827
	Software — 2.82%
	Activision Blizzard, Inc.	633,355	25,099,859

			78,760,272

	TECHNOLOGY HARDWARE & EQUIPMENT — 6.57%
	Communications Equipment — 1.16%
	Nokia Oyj	1,819,095	10,305,669
	Electronic Equipment, Instruments & Components — 1.23%
	CDW Corp.	273,801	10,973,944
	Technology, Hardware, Storage & Peripherals — 4.18%
	Apple, Inc.	166,700	15,936,520
	HP, Inc.	1,691,303	21,225,853

			58,441,986

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	June 30, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	TELECOMMUNICATION SERVICES — 3.40%
	Diversified Telecommunication Services — 1.05%
[a]	Zayo Group Holdings, Inc.	334,579	9,344,792
	Wireless Telecommunication Services — 2.35%
	China Mobile Ltd.	1,004,500	11,491,135
[a]	T-Mobile US, Inc.	218,519	9,455,317

			30,291,244

	TRANSPORTATION — 1.06%
	Air Freight & Logistics — 1.06%
	United Parcel Service, Inc.	87,480	9,423,346

			9,423,346

	UTILITIES — 3.84%
	Electric Utilities — 3.84%
	ITC Holdings Corp.	730,883	34,219,942

			34,219,942

	TOTAL COMMON STOCK (Cost $686,165,296)		802,844,437

	SHORT TERM INVESTMENTS — 9.90%
[b]	Thornburg Capital Management Fund	8,812,805	88,128,050

	TOTAL SHORT TERM INVESTMENTS (Cost $88,128,054)		88,128,050

	TOTAL INVESTMENTS — 100.12% (Cost $774,293,350)		$890,972,487

	LIABILITIES NET OF OTHER ASSETS — (0.12)%		(1,071,753)

	NET ASSETS — 100.00%		$889,900,734

	Outstanding Forward Currency Contracts to Buy or Sell at June 30, 2016
Contract Description	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	Sell	12,845,400	08/31/2016	$14,283,887	$84,720	$—

Total					$84,720	$—

Net unrealized appreciation (depreciation)					$84,720

Footnote Legend

a	Non-income producing.

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	June 30, 2016 (Unaudited)

b	Investment in Affiliates - Shown below are holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:

Issuer	Shares/Principal September 30, 2015	Gross Additions	Gross Reductions	Shares/Principal June 30, 2015	Market Value June 30, 2016	Investment Income	Realized Gain (Loss)
Thornburg Capital Management Fund	8,186,055	14,540,726	13,913,976	8,812,805	$88,128,050	$257,162	$—

Total non-controlled affiliated issuers - 9.90% of net assets					$88,128,050	$257,162	$—

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization

Thornburg Value Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently has seven classes of shares of beneficial interest: Class A, Class B, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” and “Class R5”). The Fund no longer offers Class B shares for sale.

Significant accounting policies

The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The following summarizes the significant accounting policies of the Fund:

Valuation Policy and Procedures: Valuation of the Fund’s portfolio investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the Board of Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	June 30, 2016 (Unaudited)

primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

NOTE 2 – FAIR VALUE MEASUREMENT

Valuation Measurement: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (“FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	June 30, 2016 (Unaudited)

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2016. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurement at June 30, 2016
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*
Common Stock	$802,844,437	$802,844,437	$-	$-
Short Term Investments	88,128,050	88,128,050	-	-

Total Investments in Securities	$890,972,487	$890,972,487	$-	$-

Other Financial Instruments**
Forward Currency Contracts	$84,720	$-	$84,720	$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

** Other Financial Instruments include investments not reflected on the Schedule of Investments, which may include futures, spot currency and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in FASB Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2016, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

NOTE 3 – INVESTMENTS

At June 30, 2016, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$774,293,350

Gross unrealized appreciation on a tax basis	$170,477,060
Gross unrealized depreciation on a tax basis	(53,797,922)

Net unrealized appreciation (depreciation) on investments (tax basis)	$116,679,138

NOTE 4 – DERIVATIVE FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FOREIGN INVESTMENT RISK

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended June 30, 2016, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended June 30, 2016 in the normal course of pursuing its investment objectives, with the objective of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	June 30, 2016 (Unaudited)

The quarterly average values of open sell currency contracts for the period ended June 30, 2016 was $22,176,628. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of open sell currency contracts to which they relate.

As of June 30, 2016, the Fund had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

The outstanding forward currency contracts on the Schedule of Investments were entered into with State Street Bank and Trust Company (“SSB”) pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. In the event of a default or termination under the ISDA Master Agreement with SSB, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.

Because the ISDA Master Agreement with SSB does not result in an offset of reported amounts of financial assets and liabilities unless there has been an event of default or termination under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in those financial statements.

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, and because all of the Fund’s outstanding currency forward contracts are with SSB, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at June 30, 2016 can be determined by offsetting the dollar amounts shown on the Schedule of Investments. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at June 30, 2016 is $84,720, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $0. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

8

SCHEDULE OF INVESTMENTS

Thornburg International Value Fund	June 30, 2016 (Unaudited)

	Shares/ Principal Amount	Value

COMMON STOCK — 90.87%
AUTOMOBILES & COMPONENTS — 5.39%
Auto Components — 1.39%
Delphi Automotive plc	1,730,813	$108,348,894
Automobiles — 4.00%
Daimler AG	1,548,828	91,990,796
Maruti Suzuki India Ltd.	800,521	49,810,327
Toyota Motor Corp.	3,442,691	168,425,652

		418,575,669

BANKS — 3.56%
Banks — 3.56%
BNP Paribas SA	3,655,622	161,279,112
Lloyds Banking Group plc	159,475,074	114,769,980

		276,049,092

CAPITAL GOODS — 5.56%
Building Products — 1.55%
Compagnie de Saint-Gobain	3,162,366	120,566,643
Construction & Engineering — 2.05%
Ferrovial SA	985,147	19,061,105
Vinci S.A.	1,975,075	139,598,234
Industrial Conglomerates — 1.96%
Koninklijke Philips N.V.	6,127,375	152,282,714

		431,508,696

CONSUMER DURABLES & APPAREL — 2.67%
Household Durables — 1.90%
Sony Corp.	5,088,002	147,222,679
Textiles, Apparel & Luxury Goods — 0.77%
Compagnie Financiere Richemont SA	1,037,517	60,296,047

		207,518,726

DIVERSIFIED FINANCIALS — 7.89%
Capital Markets — 3.54%
CITIC Securities Co., Ltd.	35,798,556	87,561,945
UBS Group AG	14,528,262	187,015,108
Diversified Financial Services — 4.35%
Hong Kong Exchanges & Clearing Ltd.	6,967,190	168,564,670
Japan Exchange Group, Inc.	14,926,800	168,832,638

		611,974,361

ENERGY — 7.07%
Oil, Gas & Consumable Fuels — 7.07%
China Petroleum & Chemical Corp.	165,480,852	119,235,117
Royal Dutch Shell plc	6,557,831	179,537,202
Total SA	5,191,995	249,947,557

		548,719,876

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	June 30, 2016 (Unaudited)

	Shares/ Principal Amount	Value
FOOD & STAPLES RETAILING — 2.38%
Food & Staples Retailing — 2.38%
Seven & I Holdings Co., Ltd.	4,459,465	184,873,574

		184,873,574

FOOD, BEVERAGE & TOBACCO — 5.80%
Beverages — 2.66%
Heineken NV	1,839,616	168,976,074
Kweichow Moutai Co., Ltd.	855,750	37,610,700
Food Products — 3.14%
Nestle SA	3,162,651	243,392,957

		449,979,731

HEALTH CARE EQUIPMENT & SERVICES — 2.08%
Health Care Providers & Services — 2.08%
Fresenius SE & Co. KGaA	2,208,855	161,343,015

		161,343,015

HOUSEHOLD & PERSONAL PRODUCTS — 1.66%
Household Products — 1.66%
Reckitt Benckiser plc	1,292,056	128,831,661

		128,831,661

INSURANCE — 4.31%
Insurance — 4.31%
Aviva plc	34,768,824	182,320,472
AXA S.A.	7,687,099	151,890,123

		334,210,595

MATERIALS — 2.64%
Construction Materials — 1.74%
Anhui Conch Cement Co., Ltd.	34,836,088	76,293,738
LafargeHolcim Ltd.	1,415,782	58,777,063
Metals & Mining — 0.90%
BHP Billiton plc	5,563,820	69,831,617

		204,902,418

MEDIA — 1.63%
Media — 1.63%
China South Publishing & Media Group Co., Ltd.	22,738,731	61,984,228
ITV plc	26,929,573	64,422,414

		126,406,642

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	June 30, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 11.36%
	Biotechnology — 1.24%
	Shire plc	1,553,699	95,992,634
	Pharmaceuticals — 10.12%
[a]	Allergan plc	708,087	163,631,825
	GlaxoSmithKline plc	6,700,091	143,113,260
	Novartis AG	3,067,679	251,791,574
	Novo Nordisk A/S	2,658,044	142,025,165
	Roche Holding AG	324,682	85,152,135

			881,706,593

	RETAILING — 5.28%
	Internet & Catalog Retail — 5.28%
[a]	Ctrip.com International, Ltd. ADR	2,612,389	107,630,427
[a]	JD.com, Inc. ADR	6,540,591	138,856,747
	Rakuten, Inc.	15,324,135	163,606,825

			410,093,999

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.70%
	Semiconductors & Semiconductor Equipment — 0.70%
	Infineon Technologies AG	1,867,919	26,896,173
[a]	NXP Semiconductors N.V.	346,952	27,180,220

			54,076,393

	SOFTWARE & SERVICES — 0.35%
	Internet Software & Services — 0.35%
[a]	Baidu, Inc. ADR	164,666	27,194,590

			27,194,590

	TECHNOLOGY HARDWARE & EQUIPMENT — 2.05%
	Communications Equipment — 2.05%
	Nokia Oyj	28,026,048	158,775,208

			158,775,208

	TELECOMMUNICATION SERVICES — 5.56%
	Diversified Telecommunication Services — 5.56%
	BT Group plc	4,925,591	26,884,481
	Deutsche Telekom AG	9,929,722	168,378,070
	Nippon Telegraph & Telephone Corp.	5,083,864	236,309,952

			431,572,503

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	June 30, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	TRANSPORTATION — 9.39%
	Air Freight & Logistics — 0.19%
	Sinotrans Air Transportation Development Co., Ltd.	5,482,076	14,440,413
	Airlines — 2.02%
	Japan Airlines Co., Ltd.	4,931,148	157,200,787
	Road & Rail — 2.83%
	East Japan Railway Co.	2,404,451	219,640,597
	Transportation Infrastructure — 4.35%
	Atlantia S.p.A.	7,443,561	184,787,172
	Shanghai International Air Co., Ltd.	38,936,559	152,672,852

			728,741,821

	UTILITIES — 3.54%
	Electric Utilities — 2.46%
	Electricite de France SA	6,389,625	77,787,011
	Iberdrola S.A.	16,792,395	113,433,420
	Multi-Utilities — 1.08%
	National Grid plc	567,584	8,281,331
	Suez Environnement Co.	4,812,779	75,201,007

			274,702,769

	TOTAL COMMON STOCK (Cost $7,019,218,816)		7,051,757,932

	SHORT TERM INVESTMENTS — 9.50%
[b]	Thornburg Capital Management Fund	73,720,461	737,204,608

	TOTAL SHORT TERM INVESTMENTS (Cost $737,204,608)		737,204,608

	TOTAL INVESTMENTS — 100.37% (Cost $7,756,423,424)		$7,788,962,540

	LIABILITIES NET OF OTHER ASSETS — (0.37)%		(28,803,548)

	NET ASSETS — 100.00%		$7,760,158,992

	Outstanding Forward Currency Contracts to Buy or Sell at March 31, 2016
Contract Description	Buy/Sell	Counter Party*	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	Sell	SSB	213,003,800	09/09/2016	$236,933,973	$5,820,068	$—
Euro	Sell	SSB	184,472,900	09/09/2016	205,197,734	3,832,568	—
Euro	Sell	SSB	201,519,000	09/09/2016	224,158,899	333,267	—
Japanese Yen	Sell	BBH	16,024,799,600	09/07/2016	155,488,839	—	(4,997,215)

Total						$9,985,903	$(4,997,215)

Net unrealized appreciation (depreciation)						$4,988,688	$—

* Counterparties include State Street Bank and Trust Company (“SSB”) and Brown Brothers Harriman & Co. (“BBH”).

Footnote Legend

a	Non-income producing.

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	June 30, 2016 (Unaudited)

b	Investment in Affiliates - Shown below are holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:

Issuer	Shares/Principal September 30, 2015	Gross Additions	Gross Reductions	Shares/Principal June 30, 2016	Market Value June 30, 2016	Investment Income	Realized Gain (Loss)
Thornburg Capital Management Fund	59,256,131	380,286,128	365,821,798	73,720,461	$737,204,608	$2,348,885	$—

Total non-controlled affiliated issuers - 9.50% of net assets					$737,204,608	$2,348,885	$—

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization

Thornburg International Value Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently has eight classes of shares of beneficial interest: Class A, Class B, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” “Class R5,” and “Class R6”). The Fund no longer offers Class B shares for sale.

Significant accounting policies

The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The following summarizes the significant accounting policies of the Fund:

Valuation Policy and Procedures: Valuation of the Fund’s portfolio investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the Board of Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	June 30, 2016 (Unaudited)

exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

NOTE 2 – FAIR VALUE MEASUREMENT

Valuation Measurement: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (“FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	June 30, 2016 (Unaudited)

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2016. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurement at June 30, 2016
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*
Common Stock	$7,051,757,932	$7,051,757,932	$-	$-
Short Term Investments	737,204,608	737,204,608	-	$-

Total Investments in Securities	$7,788,962,540	$7,788,962,540	$-	$-

Other Financial Instruments**
Forward Currency Contracts	$9,985,903	$-	$9,985,903	$-
Spot Currency	$344,981	$344,981	$-	$-

Liabilities

Other Financial Instruments**
Forward Currency Contracts	$(4,997,215)	$-	$(4,997,215)	$-
Spot Currency	$(9,801)	$(9,801)	$-	$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

** Other Financial Instruments include investments not reflected on the Schedule of Investments, which may include futures, spot currency and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in FASB Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2016, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

NOTE 3 – INVESTMENTS

At June 30, 2016, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$7,756,423,424

Gross unrealized appreciation on a tax basis	$606,676,797
Gross unrealized depreciation on a tax basis	(574,137,681)

Net unrealized appreciation (depreciation) on investments (tax basis)	$32,539,116

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	June 30, 2016 (Unaudited)

NOTE 4 – DERIVATIVE FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FOREIGN INVESTMENT RISK

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund.

The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended June 30, 2016, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended June 30, 2016 in the normal course of pursuing its investment objectives, with the objective of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

The quarterly average values of open sell currency contracts for the period ended June 30, 2016 was $1,683,492,409. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of open sell currency contracts to which they relate.

As of June 30, 2016, the Fund had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

The outstanding forward currency contracts on the Schedule of Investments which were entered into with State Street Bank and Trust Company (“SSB”), were entered into pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. Outstanding forward currency contracts which were entered into with Brown Brothers Harriman & Co. (“BBH”) were entered into pursuant to a written agreement with BBH. In the event of a default or termination under the ISDA Master Agreement with SSB or the agreement with BBH, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.

Because the ISDA Master Agreement with SSB and the agreement with BBH does not result in an offset of reported amounts of financial assets and liabilities unless there has been an event of default or termination under such agreements, the Fund does not net its outstanding forward currency contracts for the purpose of disclosure in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation (depreciation) on those forward currency contracts on a gross basis in those financial statements.

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at June 30, 2016 can be determined by offsetting the dollar amounts shown on the Schedule of Investments. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at June 30, 2016 is $9,985,903 attributable to the Fund’s contracts with SSB, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $4,997,215 attributable to the Fund’s contracts with BBH. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

8

SCHEDULE OF INVESTMENTS

Thornburg Core Growth Fund	June 30, 2016 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 90.11%
	BANKS — 3.03%
	Banks — 3.03%
[a]	SVB Financial Group	203,292	$19,345,267

			19,345,267

	CAPITAL GOODS — 2.07%
	Electrical Equipment — 2.07%
	Acuity Brands, Inc.	53,227	13,198,167

			13,198,167

	COMMERCIAL & PROFESSIONAL SERVICES — 4.15%
	Commercial Services & Supplies — 2.02%
[a]	Stericycle, Inc.	123,781	12,888,078
	Professional Services — 2.13%
[a]	Verisk Analytics, Inc.	168,404	13,654,196

			26,542,274

	CONSUMER DURABLES & APPAREL — 1.70%
	Textiles, Apparel & Luxury Goods — 1.70%
[a]	Under Armour, Inc.	271,100	10,879,243

			10,879,243

	CONSUMER SERVICES — 3.13%
	Hotels, Restaurants & Leisure — 3.13%
[a]	Chipotle Mexican Grill, Inc.	25,910	10,435,512
[a]	Norwegian Cruise Line Holdings Ltd.	240,000	9,561,600

			19,997,112

	DIVERSIFIED FINANCIALS — 8.16%
	Capital Markets — 7.33%
[a]	Affiliated Managers Group, Inc.	135,811	19,118,114
	Charles Schwab Corp.	716,390	18,131,831
	WisdomTree Investments, Inc.	980,709	9,601,141
	Consumer Finance — 0.83%
[a]	PRA Group, Inc.	220,213	5,315,942

			52,167,028

	ENERGY — 1.44%
	Oil, Gas & Consumable Fuels — 1.44%
[a]	Concho Resources, Inc.	77,309	9,220,644

			9,220,644

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Core Growth Fund	June 30, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	FOOD & STAPLES RETAILING — 2.60%
	Food & Staples Retailing — 2.60%
[a]	Sprouts Farmers Market, Inc.	724,116	16,582,256

			16,582,256

	FOOD, BEVERAGE & TOBACCO — 2.50%
	Beverages — 1.30%
[a]	Monster Beverage Corp.	51,814	8,327,028
	Food Products — 1.20%
[a]	Amplify Snack Brands, Inc.	517,970	7,640,057

			15,967,085

	HEALTH CARE EQUIPMENT & SERVICES — 7.53%
	Health Care Equipment & Supplies — 4.76%
	Cooper Companies, Inc.	65,036	11,158,227
[a]	DexCom, Inc.	162,131	12,861,852
[a]	Inogen, Inc.	128,002	6,414,180
	Health Care Providers & Services — 2.77%
[a]	HealthEquity, Inc.	228,064	6,929,725
	Patterson Companies, Inc.	224,400	10,746,516

			48,110,500

	MEDIA — 1.73%
	Media — 1.73%
	Comcast Corp.	169,700	11,062,743

			11,062,743

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 8.77%
	Biotechnology — 2.40%
[a]	Alexion Pharmaceuticals, Inc.	131,155	15,313,658
	Life Sciences Tools & Services — 2.21%
[a]	Illumina, Inc.	100,706	14,137,108
	Pharmaceuticals — 4.16%
[a]	Allergan plc	59,180	13,675,906
	Perrigo Co. plc	142,597	12,929,270

			56,055,942

	RETAILING — 7.66%
	Distributors — 1.25%
[a]	LKQ Corp.	251,925	7,986,023
	Internet & Catalog Retail — 6.41%
[a]	Amazon.com, Inc.	23,478	16,801,326
	Expedia, Inc.	121,828	12,950,317
[a]	priceline.com, Inc.	8,986	11,218,212

			48,955,878

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Core Growth Fund	June 30, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	SOFTWARE & SERVICES — 26.73%
	Information Technology Services — 6.65%
[a]	FleetCor Technologies, Inc.	55,417	7,931,835
[a]	PayPal Holdings, Inc.	401,465	14,657,487
	Visa, Inc.	268,417	19,908,489
	Internet Software & Services — 7.16%
[a]	Alphabet, Inc. Class C	27,576	19,085,349
[a]	CoStar Group, Inc.	41,257	9,021,256
[a]	Facebook, Inc.	154,486	17,654,660
	Software — 12.92%
[a]	Autodesk, Inc.	196,828	10,656,268
[a]	Fleetmatics Group plc	254,137	11,011,756
[a]	Mobileye N.V.	189,384	8,738,178
[a]	Paycom Software, Inc.	150,431	6,500,124
[a]	Proofpoint, Inc.	173,983	10,976,588
[a]	Rapid7, Inc.	505,918	6,364,448
[a]	ServiceNow, Inc.	135,918	9,024,955
[a]	Splunk, Inc.	177,277	9,604,868
[a]	Workday, Inc.	130,218	9,723,378

			170,859,639

	TECHNOLOGY HARDWARE & EQUIPMENT — 6.27%
	Communications Equipment — 2.38%
[a]	Palo Alto Networks, Inc.	124,119	15,221,954
	Technology, Hardware, Storage & Peripherals — 3.89%
	Apple, Inc.	260,026	24,858,486

			40,080,440

	TELECOMMUNICATION SERVICES — 2.64%
	Diversified Telecommunication Services — 2.64%
[a]	SBA Communications Corp.	156,221	16,862,495

			16,862,495

	TOTAL COMMON STOCK (Cost $479,768,456)		575,886,713

	SHORT TERM INVESTMENTS — 11.05%
[b]	Thornburg Capital Management Fund	7,065,155	70,651,550

	TOTAL SHORT TERM INVESTMENTS (Cost $70,651,550)		70,651,550

	TOTAL INVESTMENTS — 101.16% (Cost $550,420,006)		$646,538,263

	LIABILITIES NET OF OTHER ASSETS — (1.16)%		(7,415,403)

	NET ASSETS — 100.00%		$639,122,860

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Core Growth Fund	June 30, 2016 (Unaudited)

Footnote Legend

a	Non-income producing.

b	Investment in Affiliates - Shown below are holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:

Issuer	Shares/Principal September 30, 2015	Gross Additions	Gross Reductions	Shares/Principal June 30, 2016	Market Value June 30, 2016	Investment Income	Realized Gain (Loss)
Thornburg Capital Management Fund	4,081,390	36,325,079	33,341,314	7,065,155	$70,651,550	$171,685	$—

Total non-controlled affiliated issuers - 11.05% of net assets					$70,651,550	$171,685	$—

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization

Thornburg Core Growth Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers six classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” and “Class R5”).

Significant accounting policies

The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The following summarizes the significant accounting policies of the Fund:

Valuation Policy and Procedures: Valuation of the Fund’s portfolio investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the Board of Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Core Growth Fund	June 30, 2016 (Unaudited)

closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

NOTE 2 – FAIR VALUE MEASUREMENT

Valuation Measurement: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (“FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Core Growth Fund	June 30, 2016 (Unaudited)

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2016. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurement at June 30, 2016
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*
Common Stock	$575,886,713	$575,886,713	$-	$-
Short Term Investments	70,651,550	70,651,550	-	-

Total Investments in Securities	$646,538,263	$646,538,263	$-	$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

In accordance with the guidance prescribed in FASB Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2016, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

NOTE 3 – INVESTMENTS

At June 30, 2016, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$550,420,006

Gross unrealized appreciation on a tax basis	$124,755,936
Gross unrealized depreciation on a tax basis	(28,637,679)

Net unrealized appreciation (depreciation) on investments (tax basis)	$96,118,257

NOTE 4 – DERIVATIVE FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FOREIGN INVESTMENT RISK

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund.

The Fund does not designate any derivative instruments as hedging instruments under ASC 815.

During the period ended June 30, 2016, the Fund did not invest in any derivative financial instruments of the type addressed by ASC 815.

6

SCHEDULE OF INVESTMENTS

Thornburg International Growth Fund	June 30, 2016 (Unaudited)

	Shares/ Principal Amount	Value

COMMON STOCK — 91.34%
BANKS — 2.22%
Banks — 0.90%
ING Groep N.V.	1,264,230	$12,877,944
Thrifts & Mortgage Finance — 1.32%
Housing Development Finance Corp. Ltd.	1,019,947	18,928,597

		31,806,541

COMMERCIAL & PROFESSIONAL SERVICES — 6.13%
Commercial Services & Supplies — 2.76%
Edenred	1,925,777	39,526,232
Professional Services — 3.37%
Bureau Veritas SA	1,158,094	24,425,123
SGS S.A.	10,491	23,914,968

		87,866,323

CONSUMER DURABLES & APPAREL — 1.17%
Textiles, Apparel & Luxury Goods — 1.17%
Eclat Textile Co., Ltd.	1,736,603	16,715,188

		16,715,188

CONSUMER SERVICES — 3.31%
Hotels, Restaurants & Leisure — 3.31%
Domino’s Pizza Group plc	3,024,177	13,378,179
Galaxy Entertainment Group Ltd.	5,920,500	17,590,328
Sands China Ltd.	4,921,600	16,430,497

		47,399,004

DIVERSIFIED FINANCIALS — 10.08%
Capital Markets — 6.59%
Hargreaves Lansdown plc	745,842	12,341,769
Partners Group Holding AG	43,900	18,735,612
Schroders plc	878,985	27,568,695
UBS Group AG	1,018,751	13,113,876
WisdomTree Investments, Inc.	2,304,337	22,559,459
Consumer Finance — 1.59%
First Cash Financial Services, Inc.	443,727	22,776,507
Diversified Financial Services — 1.90%
Japan Exchange Group, Inc.	2,408,713	27,244,243

		144,340,161

ENERGY — 1.29%
Oil, Gas & Consumable Fuels — 1.29%
Total SA	385,728	18,569,311

		18,569,311

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	June 30, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	FOOD & STAPLES RETAILING — 1.14%
	Food & Staples Retailing — 1.14%
	PriceSmart, Inc.	174,095	16,290,069

			16,290,069

	FOOD, BEVERAGE & TOBACCO — 9.21%
	Beverages — 7.52%
	Coca Cola Icecek AS	1,140,684	13,926,933
	Fomento Economico Mexicano SAB de CV ADR	435,858	40,312,506
	Pernod Ricard SA	350,641	38,951,291
	Remy Cointreau SA	169,118	14,539,467
	Tobacco — 1.69%
	ITC Ltd.	4,419,401	24,161,182

			131,891,379

	INSURANCE — 2.06%
	Insurance — 2.06%
	St. James’s Place plc	2,820,423	29,474,290

			29,474,290

	MATERIALS — 1.77%
	Chemicals — 1.77%
	Novozymes AS	531,588	25,350,163

			25,350,163

	MEDIA — 2.00%
	Media — 2.00%
	REA Group Ltd.	645,168	28,624,584

			28,624,584

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 11.76%
	Biotechnology — 2.55%
	Grifols S.A.	1,621,756	36,462,802
	Life Sciences Tools & Services — 1.34%
	Eurofins Scientific	52,027	19,261,048
	Pharmaceuticals — 7.87%
[a]	Allergan plc	184,582	42,655,054
	Bayer AG	263,000	26,267,778
	Concordia International Corp.	509,496	10,975,095
	Perrigo Co. plc	361,435	32,771,311

			168,393,088

	REAL ESTATE — 1.01%
	Real Estate Management & Development — 1.01%
	Foxtons Group plc	9,724,822	14,434,973

			14,434,973

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	June 30, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	RETAILING — 12.06%
	Internet & Catalog Retail — 10.45%
[a]	Ctrip.com International, Ltd. ADR	512,218	21,103,382
[a]	JD.com, Inc. ADR	445,347	9,454,717
[a]	priceline.com, Inc.	23,298	29,085,456
	Rakuten, Inc.	3,508,300	37,456,067
[a]	Vipshop Holdings Ltd. ADR	725,600	8,104,952
[a]	YOOX S.p.A	984,684	22,718,333
[a]	Zalando SE	824,993	21,707,354
	Multiline Retail — 1.61%
	B&M European Value Retail S.A.	6,798,169	23,086,700

			172,716,961

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.30%
	Semiconductors & Semiconductor Equipment — 2.30%
	ARM Holdings plc	2,185,132	32,900,291

			32,900,291

	SOFTWARE & SERVICES — 22.20%
	Information Technology Services — 12.08%
	MasterCard, Inc.	448,947	39,534,273
[a]	Paysafe Group plc	7,230,065	37,431,704
	Wirecard AG	1,550,546	67,899,538
[a]	Worldpay Group plc	7,785,555	28,160,390
	Internet Software & Services — 4.69%
	Auto Trader Group plc	2,322,801	10,927,933
[a]	Baidu, Inc. ADR	53,114	8,771,777
[a]	Just Eat plc	2,632,000	14,929,899
	Rightmove plc	169,219	8,217,948
[a]	Rocket Internet SE	1,258,340	24,395,852
	Software — 5.43%
	Constellation Software, Inc.	100,561	38,919,080
[a]	Fleetmatics Group plc	440,657	19,093,668
[a]	Mobileye N.V.	428,145	19,754,610

			318,036,672

	TECHNOLOGY HARDWARE & EQUIPMENT — 1.63%
	Electronic Equipment, Instruments & Components — 1.63%
	Ingenico S.A.	200,230	23,353,767

			23,353,767

	TOTAL COMMON STOCK (Cost $1,307,280,771)		1,308,162,765

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	June 30, 2016 (Unaudited)

		Shares/ Principal Amount	Value

	SHORT TERM INVESTMENTS — 9.85%
[b]	Thornburg Capital Management Fund	14,104,486	141,044,864

	TOTAL SHORT TERM INVESTMENTS (Cost $141,044,864)		141,044,864

	TOTAL INVESTMENTS — 101.19% (Cost $1,448,325,635)		$1,449,207,629

	LIABILITIES NET OF OTHER ASSETS — (1.19)%		(17,067,401)

	NET ASSETS — 100.00%		$1,432,140,228

	Outstanding Forward Currency Contracts to Buy or Sell at June 30, 2016
Contract Description	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Chinese Yuan Renminbi	Sell	418,788,500	08/03/2016	$62,770,738	$1,469,494	$—
Chinese Yuan Renminbi	Buy	9,130,200	08/03/2016	1,368,494	—	(12,861)

Total					$1,469,494	$(12,861)

Net unrealized appreciation (depreciation)					$1,456,633

Footnote Legend

a	Non-income producing.

b	Investment in Affiliates - Shown below are holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:

Issuer	Shares/Principal September 30, 2015	Gross Additions	Gross Reductions	Shares/Principal June 30, 2016	Market Value June 30, 2016	Investment Income	Realized Gain (Loss)
Thornburg Capital Management Fund	11,457,937	67,990,700	65,344,151	14,104,486	$141,044,864	$439,493	$—

Total non-controlled affiliated issuers - 9.85% of net assets					$141,044,864	$439,493	$—

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt

ARM	Adjustable Rate Mortgage

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization

Thornburg International Growth Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” “Class R5,” and “Class R6”).

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	June 30, 2016 (Unaudited)

Significant accounting policies

The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The following summarizes the significant accounting policies of the Fund:

Valuation Policy and Procedures: Valuation of the Fund’s portfolio investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the Board of Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	June 30, 2016 (Unaudited)

NOTE 2 – FAIR VALUE MEASUREMENT

Valuation Measurement: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (“FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2016. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurement at June 30, 2016
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*
Common Stock	$1,308,162,765	$1,308,162,765	$-	$-
Short Term Investments	141,044,864	141,044,864	-	-

Total Investments in Securities	$1,449,207,629	$1,449,207,629	$-	$-

Other Financial Instruments**
Forward Currency Contracts	$1,469,494	$-	$1,469,494	$-

Liabilities

Other Financial Instruments**
Forward Currency Contracts	$(12,861)	$-	$(12,861)	$-
Spot Currency	$(38,635)	$(38,635)	$-	$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

** Other Financial Instruments include investments not reflected on the Schedule of Investments, which may include futures, spot currency and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	June 30, 2016 (Unaudited)

In accordance with the guidance prescribed in FASB Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2016, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

NOTE 3 – INVESTMENTS

At June 30, 2016, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$1,448,325,635

Gross unrealized appreciation on a tax basis	$149,775,062
Gross unrealized depreciation on a tax basis	(148,893,068)

Net unrealized appreciation (depreciation) on investments (tax basis)	$881,994

NOTE 4 – DERIVATIVE FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FOREIGN INVESTMENT RISK

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended June 30, 2016, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended June 30, 2016 in the normal course of pursuing its investment objectives, with the objective of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

The quarterly average values of open sell currency contracts for the period ended June 30, 2016 was $148,362,079. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of open sell currency contracts to which they relate.

As of June 30, 2016, the Fund had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

The outstanding forward currency contracts on the Schedule of Investments were entered into with State Street Bank and Trust Company (“SSB”) pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. In the event of a default or termination under the ISDA Master Agreement with SSB, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	June 30, 2016 (Unaudited)

Because the ISDA Master Agreement with SSB does not result in an offset of reported amounts of financial assets and liabilities unless there has been an event of default or termination under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in those financial statements.

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, and because all of the Fund’s outstanding currency forward contracts are with SSB, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at June 30, 2016 can be determined by offsetting the dollar amounts shown on the Schedule of Investments. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at June 30, 2016 is $1,456,633, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $0. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

8

SCHEDULE OF INVESTMENTS

Thornburg Investment Income Builder Fund	June 30, 2016 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 86.90%
	AUTOMOBILES & COMPONENTS — 0.86%
	Auto Components — 0.32%
	Michelin	552,800	$52,273,753
	Automobiles — 0.54%
	Daimler AG	1,496,100	88,859,080

			141,132,833

	BANKS — 6.98%
	Banks — 6.98%
	BNP Paribas SA	792,400	34,959,186
	DBS Group Holdings Ltd.	22,421,200	262,310,231
	Industrial and Commercial Bank of China Ltd.	189,854,000	104,983,651
	ING Groep N.V.	24,567,500	250,254,224
	JPMorgan Chase & Co.	7,329,000	455,424,060
	Liechtensteinische Landesbank AG	1,086,411	40,052,018

			1,147,983,370

	CAPITAL GOODS — 3.26%
	Aerospace & Defense — 0.29%
	BAE Systems plc	6,836,800	47,691,789
	Construction & Engineering — 1.92%
	Bouygues SA	2,493,900	71,763,999
	Vinci S.A.	3,454,595	244,170,657
	Industrial Conglomerates — 1.05%
	Hopewell Holdings Ltd.	37,798,340	119,610,375
	NWS Holdings Ltd.	34,000,000	53,729,650

			536,966,470

	CONSUMER SERVICES — 0.91%
	Hotels, Restaurants & Leisure — 0.91%
	Las Vegas Sands Corp.	3,444,000	149,779,560

			149,779,560

	DIVERSIFIED FINANCIALS — 8.31%
	Capital Markets — 5.80%
	Apollo Global Management, LLC	3,887,163	58,890,520
[a]	Apollo Investment Corp.	24,800,000	137,392,000
	Ares Capital Corp.	15,285,900	217,059,780
	GAM Holding AG	4,123,882	43,709,348

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	KKR & Co. LP	7,000,000	86,380,000
[a]	Solar Capital Ltd.	4,607,900	87,780,495
	The Blackstone Group LP	5,720,000	140,368,800
	UBS Group AG	14,116,325	181,712,448
	Diversified Financial Services — 2.51%
	CME Group, Inc.	4,235,300	412,518,220

			1,365,811,611

	ENERGY — 6.05%
	Oil, Gas & Consumable Fuels — 6.05%
	HollyFrontier Corp.	1,557,460	37,020,824
	ONEOK, Inc.	3,644,700	172,941,015
	Royal Dutch Shell plc A Shares	4,320,880	117,775,666
	Royal Dutch Shell plc ADR	7,277,800	401,880,116
	Suncor Energy, Inc.	6,120,976	169,802,066
	The Williams Companies, Inc.	4,418,600	95,574,318

			994,994,005

	FOOD & STAPLES RETAILING — 2.34%
	Food & Staples Retailing — 2.34%
	Koninklijke Ahold NV	5,497,638	121,409,955
	Walgreens Boots Alliance, Inc.	3,171,106	264,057,997

			385,467,952

	FOOD, BEVERAGE & TOBACCO — 2.07%
	Food Products — 1.07%
	Nestle SA	2,293,000	176,465,899
	Tobacco — 1.00%
	KT&G Corp.	1,378,577	163,368,286

			339,834,185

	HOUSEHOLD & PERSONAL PRODUCTS — 0.44%
	Household Products — 0.44%
	Reckitt Benckiser plc	719,900	71,781,651

			71,781,651

	INSURANCE — 2.44%
	Insurance — 2.44%
	AXA S.A.	4,403,000	86,999,297

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	Gjensidige Forsikring ASA	2,755,876	45,674,683
	Legal and General Group plc	34,968,500	88,774,278
	NN Group NV	6,518,300	179,359,151

			400,807,409

	MATERIALS — 1.00%
	Chemicals — 0.61%
	LyondellBasell Industries NV	1,348,900	100,385,138
	Metals & Mining — 0.39%
	Mining and Metallurgical Co. Norilsk Nickel PJSC ADR	4,119,000	55,071,030
	Mining and Metallurgical Co. Norilsk Nickel PJSC ADR	690,000	9,170,100

			164,626,268

	MEDIA — 1.79%
	Media — 1.79%
	Vivendi S.A.	10,026,968	188,053,498
	Wolters Kluwer N.V.	2,630,374	106,720,726

			294,774,224

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 7.83%
	Pharmaceuticals — 7.83%
	Merck & Co., Inc.	5,144,087	296,350,852
	Novartis AG	2,585,600	212,223,082
	Pfizer, Inc.	6,740,100	237,318,921
	Roche Holding AG	1,381,500	362,316,590
	Sanofi	2,150,199	178,772,827

			1,286,982,272

	REAL ESTATE — 7.55%
	Real Estate Investment Trusts — 7.55%
	Chimera Investment Corp.	6,204,784	97,415,109
	Crown Castle International Corp.	1,833,200	185,941,476
[a]	Dynex Capital, Inc.	4,318,542	29,970,681
[a]	Invesco Mortgage Capital, Inc.	14,481,700	198,254,473
	Lamar Advertising Co.	1,690,620	112,088,106
[a]	MFA Financial, Inc.	33,520,151	243,691,498
[a]	Two Harbors Investment Corp.	23,875,000	204,370,000
[a]	Washington REIT	5,400,000	169,884,000

			1,241,615,343

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	RETAILING — 4.16%
	Multiline Retail — 1.64%
	Target Corp.	3,872,634	270,387,306
	Specialty Retail — 2.52%
	Staples, Inc.	3,904,400	33,655,928
	The Home Depot, Inc.	2,975,400	379,928,826

			683,972,060

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.39%
	Semiconductors & Semiconductor Equipment — 3.39%
	Advanced Semiconductor Engineering, Inc.	56,998,000	64,756,400
	Qualcomm, Inc.	2,929,200	156,917,244
	Taiwan Semiconductor Manufacturing Co., Ltd.	66,632,000	335,648,966

			557,322,610

	TECHNOLOGY HARDWARE & EQUIPMENT — 0.41%
	Technology, Hardware, Storage & Peripherals — 0.41%
	Apple, Inc.	709,800	67,856,880

			67,856,880

	TELECOMMUNICATION SERVICES — 20.01%
	Diversified Telecommunication Services — 12.87%
	AT&T, Inc.	7,503,200	324,213,272
	BT Group plc	68,009,684	371,205,212
	Jasmine Broadband Internet Infrastructure Fund	205,724,000	61,471,315
	Koninklijke KPN N.V.	89,668,500	323,903,753
	Orange SA	16,113,100	262,053,526
	Singapore Telecommunications Ltd.	70,235,215	214,808,912
	Swisscom AG	342,000	169,056,221
	TDC A/S	14,932,350	72,746,175
	Telefonica Brasil SA ADR	1,532,283	20,839,049
	Telenor ASA	18,038,200	296,586,267
	Wireless Telecommunication Services — 7.14%
	China Mobile Ltd.	59,938,574	685,676,705
[b]	MegaFon PJSC GDR	2,592,300	26,959,920
	MegaFon PJSC Reg S GDR	4,337,000	45,104,800
	MTN Group Ltd.	8,061,110	78,224,731
	Vodafone Group plc	111,466,424	337,808,969

			3,290,658,827

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	TRANSPORTATION — 3.78%
	Transportation Infrastructure — 3.78%
	Atlantia S.p.A.	17,526,902	435,107,155
	China Merchants Holdings International Co. Ltd.	32,112,830	85,268,854
	Jiangsu Express Co. Ltd.	27,642,000	38,408,987
	Sydney Airport	12,023,554	62,232,138

			621,017,134

	UTILITIES — 3.32%
	Electric Utilities — 2.06%
	Electricite de France SA	16,627,303	202,420,047
	Enel S.p.A.	15,800,000	69,785,507
	Terna Rete Elettrica Nazionale S.p.A.	12,148,421	67,327,650
	Independent Power & Renewable Electricity Producers — 0.11%
	Huaneng Power International, Inc.	28,849,000	17,811,927
	Multi-Utilities — 1.15%
	Dominion Resources, Inc.	1,036,547	80,778,108
	National Grid plc	7,412,000	108,144,744

			546,267,983

	TOTAL COMMON STOCK (Cost $13,829,609,715)		14,289,652,647

	PREFERRED STOCK — 0.39%
	BANKS — 0.20%
	Banks — 0.20%
	Barclays Bank plc Pfd, 7.10%	200,000	5,148,000
	First Niagara Financial Group Pfd, 8.625%	143,295	3,772,958
[b]	First Tennessee Bank Pfd, 3.75%	12,000	7,683,000
	GMAC Capital Trust I Pfd, 8.125%	628,126	15,590,087

			32,194,045

	DIVERSIFIED FINANCIALS — 0.02%
	Capital Markets — 0.02%
	Morgan Stanley Pfd, 4.00%	120,000	2,484,000

			2,484,000

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	ENERGY — 0.00%
	Oil, Gas & Consumable Fuels — 0.00%
[c]	Halcon Resources Corp. Pfd, 5.75%	18,822	752,880

			752,880

	MISCELLANEOUS — 0.06%
	U.S. Government Agencies — 0.06%
	Farm Credit Bank of Texas Pfd, 10.00%	9,000	10,690,313

			10,690,313

	TELECOMMUNICATION SERVICES — 0.11%
	Wireless Telecommunication Services — 0.11%
[b]	Centaur Funding Corp. Pfd, 9.08%	15,000	17,742,187

			17,742,187

	TOTAL PREFERRED STOCK (Cost $82,609,617)		63,863,425

	ASSET BACKED SECURITIES — 0.22%
	COMMERCIAL MTG TRUST — 0.00%
	Citigroup Commercial Mortgage Trust, Series 2004-HYB2 Class B1, 2.933%, 3/25/2034	$791,912	648,068

			648,068

	OTHER ASSET BACKED — 0.08%
[b]	Fairway Outdoor Funding, LLC, Series 2012-1 Class B, 8.835%, 10/15/2042	7,000,000	7,399,299
[b]	JPR Royalty, LLC, 14.00%, 9/1/2020	5,000,000	2,500,000
[b,c]	Northwind Holdings, LLC, Series 2007-1A Class A1 Floating Rate Note, 1.237%, 12/1/2037	2,625,000	2,441,250

			12,340,549

	RESIDENTIAL MTG TRUST — 0.14%
	Banc of America Funding Corp., Series 2006-I Class SB1, 2.629%, 12/20/2036	1,823,441	572,523
	Bear Stearns ARM Mortgage, Series 2003-6 Class 2B-1, 2.756%, 8/25/2033	179,248	175,525
	FBR Securitization Trust, Series 2005-2 Class M1, 1.166%, 9/25/2035	12,654,800	12,555,553
	Merrill Lynch Mortgage Investors Trust, Series 2004-A4 Class M1, 2.756%, 8/25/2034	5,060,138	4,559,537

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	Morgan Stanley Capital, Inc., Series 2005-HE7 Class A2C, 0.773%, 11/25/2035	3,852,157	3,817,914
	Wells Fargo Asset Securities Corp., Series 2005-AR1 Class 1B1, 2.77%, 2/25/2035	4,335,290	587,612

			22,268,664

	TOTAL ASSET BACKED SECURITIES (Cost $39,537,099)		35,257,281

	CORPORATE BONDS — 8.49%
	AUTOMOBILES & COMPONENTS — 0.03%
	Auto Components — 0.03%
[b,d]	Nexteer Automotive Group Ltd., 5.875%, 11/15/2021	4,300,000	4,343,000

			4,343,000

	BANKS — 0.08%
	Banks — 0.08%
[b,d]	Groupe BPCE, 12.50%, 8/29/2049	10,211,000	12,599,863

			12,599,863

	CAPITAL GOODS — 0.25%
	Aerospace & Defense — 0.05%
[b]	CBC Ammo, LLC, 7.25%, 11/15/2021	9,265,000	7,828,925
	Construction & Engineering — 0.09%
[b]	Zachry Holdings, Inc., 7.50%, 2/1/2020	15,420,000	15,265,800
	Industrial Conglomerates — 0.11%
	Otter Tail Corp., 9.00%, 12/15/2016	17,000,000	17,478,822

			40,573,547

	COMMERCIAL & PROFESSIONAL SERVICES — 0.04%
	Commercial Services & Supplies — 0.04%
[b,d]	GFL Environmental, Inc., 7.875%, 4/1/2020	5,000,000	5,025,000
	RR Donnelley, 7.625%, 6/15/2020	1,697,000	1,777,608

			6,802,608

	CONSUMER SERVICES — 0.34%
	Diversified Consumer Services — 0.21%
[b]	Laureate Education, Inc., 10.00%, 9/1/2019	40,000,000	35,000,000
	Hotels, Restaurants & Leisure — 0.13%
[b,d]	Arcos Dorados Holdings, Inc., 6.625%, 9/27/2023	570,000	562,875
[b]	Arcos Dorados Holdings, Inc. (BRL), 10.25%, 7/13/2016	66,000,000	20,366,248

			55,929,123

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	DIVERSIFIED FINANCIALS — 0.61%
	Capital Markets — 0.06%
	Goldman Sachs Group, Inc., 5.625%, 1/15/2017	8,000,000	8,176,328
[b]	Morgan Stanley (BRL), 10.09%, 5/3/2017	4,560,000	1,384,055
	Consumer Finance — 0.22%
	Capital One Bank, 6.15%, 9/1/2016	25,000,000	25,194,450
	First Cash Financial Services, Inc., 6.75%, 4/1/2021	10,395,000	10,498,950
	Diversified Financial Services — 0.33%
	Bank of America Corp. (BRL), 10.75%, 8/20/2018	5,000,000	1,531,613
[b,d]	CFG Holdings Ltd./CFG Finance, LLC, 11.50%, 11/15/2019	27,634,000	27,910,340
	JPMorgan Chase & Co., 7.90%, 12/29/2049	15,000,000	15,300,000
	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/1/2018	5,000,000	6,041,510
[b]	TMX Finance, LLC/Titlemax Finance, 8.50%, 9/15/2018	5,385,000	4,308,000

			100,345,246

	ENERGY — 2.37%
	Energy Equipment & Services — 0.01%
[b,d,e]	Schahin II Finance Co. (SPV) Ltd., 5.875%, 9/25/2023	11,640,133	1,513,217
	Oil, Gas & Consumable Fuels — 2.36%
	Calumet Specialty Products Partners LP, 7.625%, 1/15/2022	6,550,000	4,634,125
	Calumet Specialty Products Partners LP, 6.50%, 4/15/2021	15,010,000	10,732,150
	Calumet Specialty Products Partners LP, 7.75%, 4/15/2023	5,000,000	3,437,500
[b]	Citgo Petroleum Corp., 6.25%, 8/15/2022	27,000,000	25,852,500
[b]	DCP Midstream, LLC, 9.75%, 3/15/2019	5,000,000	5,475,000
	Enbridge Energy Partners LP, 9.875%, 3/1/2019	9,750,000	11,179,682
	Energy Transfer Partners LP, 3.654%, 11/1/2066	13,820,000	8,292,000
	Enterprise Products Operating LP, 7.034%, 1/15/2068	14,480,000	15,261,833
	Gastar Exploration USA, Inc., 8.625%, 5/15/2018	7,782,000	6,517,425
[b,d]	Gaz Capital SA, 8.146%, 4/11/2018	2,000,000	2,190,000
	HollyFrontier Corp., 5.875%, 4/1/2026	25,000,000	26,803,625
	Kinder Morgan Energy Partners LP, 5.80%, 3/15/2035	10,000,000	10,273,220
	Kinder Morgan Energy Partners LP, 5.00%, 3/1/2043	10,000,000	9,467,970
	Kinder Morgan Energy Partners LP, 9.00%, 2/1/2019	8,000,000	9,110,136
	Kinder Morgan, Inc., 5.30%, 12/1/2034	23,630,000	23,095,962
	Kinder Morgan, Inc., 5.55%, 6/1/2045	5,000,000	5,080,390
[b,e]	Linc Energy, 12.50%, 10/31/2017	22,791,000	228
[b,e]	Linc Energy, 9.625%, 10/31/2017	19,433,000	4,275,260
	NuStar Logistics LP, 8.15%, 4/15/2018	18,000,000	19,080,000
[b,d]	Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/1/2023	29,903,615	5,532,169

8

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	ONEOK Partners LP, 8.625%, 3/1/2019	8,000,000	9,063,288
[b,d]	Petro Co., Trinidad Tobago Ltd., 9.75%, 8/14/2019	4,000,000	4,360,000
[d]	Petrobras Global Finance B.V., 3.00%, 1/15/2019	3,732,000	3,457,698
[e,f]	RAAM Global Energy Co., 12.50%, 10/1/2049	15,000,000	112,500
	Summit Midstream Holdings, LLC, 5.50%, 8/15/2022	8,172,000	7,027,920
	Teppco Partners LP, 7.00%, 6/1/2067	7,000,000	5,407,500
	The Williams Companies, Inc., 3.70%, 1/15/2023	29,129,000	25,779,165
	The Williams Companies, Inc., 4.55%, 6/24/2024	69,318,000	63,668,583
	The Williams Companies, Inc., 5.75%, 6/24/2044	14,198,000	12,103,795
[b]	Transcontinental Gas Pipe Line Co., LLC, 7.85%, 2/1/2026	32,700,000	40,695,215
[b,d]	Tullow Oil plc, 6.25%, 4/15/2022	13,500,000	10,800,000

			390,280,056

	FOOD & STAPLES RETAILING — 0.17%
	Food & Staples Retailing — 0.17%
[b]	Bakkavor Finance (2) plc (GBP), 8.75%, 6/15/2020	14,132,000	19,904,384
[b]	C&S Group Enterprises, LLC, 5.375%, 7/15/2022	7,860,000	7,447,350

			27,351,734

	FOOD, BEVERAGE & TOBACCO — 0.23%
	Beverages — 0.04%
	Ambev International Finance Co., Ltd. (BRL), 9.50%, 7/24/2017	21,669,000	6,357,760
	Food Products — 0.04%
[b,d]	BRF S.A., 4.75%, 5/22/2024	6,000,000	5,955,000
	Tobacco — 0.15%
[b,d]	B.A.T. International Finance, plc, 9.50%, 11/15/2018	5,000,000	5,914,875
[b]	Vector Group Ltd., 7.75%, 2/15/2021	18,400,000	19,159,000

			37,386,635

	HEALTH CARE EQUIPMENT & SERVICES — 0.03%
	Health Care Providers & Services — 0.03%
[b]	Quorum Health Corp., 11.625%, 4/15/2023	5,930,000	5,959,650

			5,959,650

	HOUSEHOLD & PERSONAL PRODUCTS — 0.04%
	Household Products — 0.04%
[b]	Energizer Holdings, Inc., 5.50%, 6/15/2025	7,500,000	7,462,500

			7,462,500

9

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	INSURANCE — 0.92%
	Insurance — 0.92%
[b,d]	Dai Ichi Mutual Life Insurance Co., Ltd., 7.25%, 12/29/2049	9,000,000	10,725,633
	ELM B.V. (AUD), 3.295%, 4/29/2049	8,000,000	5,812,491
	ELM B.V. (AUD), 7.635%, 12/29/2049	10,500,000	8,032,820
	Genworth Holdings, Inc., 4.90%, 8/15/2023	24,020,000	18,075,050
	Hartford Financial Services Group, 8.125%, 6/15/2068	9,650,000	10,325,500
[b]	MetLife Capital Trust X, 9.25%, 4/8/2068	12,000,000	16,467,756
	MetLife, Inc., 6.817%, 8/15/2018	4,000,000	4,465,804
[b]	National Life Insurance of Vermont, 10.50%, 9/15/2039	2,000,000	3,065,594
[b,d]	QBE Capital Funding III Ltd., 7.25%, 5/24/2041	40,000,000	44,200,000
[b,d]	Sirius International Group, 7.506%, 5/29/2049	28,590,000	28,697,213
[b]	ZFS Finance USA Trust V, 6.50%, 5/9/2067	1,260,000	1,260,000

			151,127,861

	MATERIALS — 0.25%
	Chemicals — 0.06%
[b,d]	Consolidated Energy Finance S.A., 6.75%, 10/15/2019	11,000,000	10,340,000
	Construction Materials — 0.16%
[b,d]	Cimpor Financial Operations B.V., 5.75%, 7/17/2024	17,985,000	13,263,937
	CRH America, Inc., 8.125%, 7/15/2018	12,000,000	13,473,132
	Metals & Mining — 0.03%
	Coeur d’Alene Mines Corp., 7.875%, 2/1/2021	4,387,000	4,222,488

			41,299,557

	MEDIA — 0.44%
	Media — 0.44%
	Comcast Cable Communications, LLC, 8.875%, 5/1/2017	5,000,000	5,325,350
[b]	EMI Music Publishing Ltd., 7.625%, 6/15/2024	5,000,000	5,137,500
[b,d]	Mood Media Corp., 9.25%, 10/15/2020	18,445,000	12,911,500
[b,d]	Numericable-SFR, 7.375%, 5/1/2026	33,480,000	33,103,350
	Time Warner Cable, Inc., 8.75%, 2/14/2019	14,000,000	16,346,526

			72,824,226

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.07%
	Pharmaceuticals — 0.07%
[b,d]	Concordia International Corp., 9.50%, 10/21/2022	2,000,000	1,865,000
[b,d]	Concordia International Corp., 7.00%, 4/15/2023	11,400,000	9,718,500

			11,583,500

10

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	SOFTWARE & SERVICES — 0.31%
	Information Technology Services — 0.06%
	Neustar, Inc., 4.50%, 1/15/2023	11,185,000	10,066,500
	Internet Software & Services — 0.05%
[b,c]	Yahoo!, Inc., 6.65%, 8/10/2026	6,970,086	7,701,945
	Software — 0.20%
[b]	Solera Capital, LLC, 10.50%, 3/1/2024	31,000,000	32,588,750

			50,357,195

	TELECOMMUNICATION SERVICES — 1.58%
	Diversified Telecommunication Services — 0.99%
[d]	Deutsche Telekom International Finance BV, 8.75%, 6/15/2030	26,150,000	39,378,997
	Qwest Corp., 6.75%, 12/1/2021	9,000,000	9,737,100
[d]	Telefonica Emisiones SAU, 7.045%, 6/20/2036	85,390,000	109,093,496
[d]	Telefonica Emisiones SAU, 6.221%, 7/3/2017	2,770,000	2,892,021
[b,d,e]	Telemar Norte Leste SA, 0%, 10/23/2020	9,065,000	2,198,263
	Wireless Telecommunication Services — 0.59%
[b,d]	Digicel Ltd., 6.00%, 4/15/2021	69,037,000	59,178,516
[b,d]	Millicom International Cellular S.A., 6.00%, 3/15/2025	28,423,000	27,712,425
[b,d]	VimpelCom Holdings B.V., 7.504%, 3/1/2022	8,735,000	9,521,150

			259,711,968

	TRANSPORTATION — 0.13%
	Airlines — 0.13%
	American Airlines Group, Inc., 4.95%, 7/15/2024	4,473,836	4,865,296
[b,d]	Guanay Finance Ltd., 6.00%, 12/15/2020	14,091,613	13,985,926
	US Airways, 6.25%, 10/22/2024	2,031,616	2,280,489

			21,131,711

	UTILITIES — 0.60%
	Electric Utilities — 0.36%
	Arizona Public Service Co., 8.75%, 3/1/2019	6,500,000	7,701,733
[b,d]	Enel Finance International S.A., 6.25%, 9/15/2017	40,000,000	42,255,720
	Entergy Gulf States Louisiana, LLC, 6.00%, 5/1/2018	8,000,000	8,678,056
[b]	Great River Energy, 5.829%, 7/1/2017	503,551	522,126
	Multi-Utilities — 0.24%
	Ameren Illinois Co., 9.75%, 11/15/2018	5,000,000	5,934,390
[b]	Enable Oklahoma Intrastate Transmission, LLC, 6.25%, 3/15/2020	2,500,000	2,476,745
	NiSource Finance Corp., 6.40%, 3/15/2018	20,000,000	21,649,340
	Sempra Energy, 9.80%, 2/15/2019	7,750,000	9,328,210

			98,546,320

	TOTAL CORPORATE BONDS (Cost $1,355,162,269)		1,395,616,300

11

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2016 (Unaudited)

		Shares/ Principal Amount	Value

	MUNICIPAL BONDS — 0.02%
	San Bernardino County California Redevelopment Agency (San Sevaine), 8.45%, 9/1/2030	2,555,000	3,003,530

	TOTAL MUNICIPAL BONDS (Cost $2,507,110)		3,003,530

	OTHER GOVERNMENT — 0.04%
	Federative Republic of Brazil (BRL), 12.50%, 1/5/2022	20,000,000	6,475,111

	TOTAL OTHER GOVERNMENT (Cost $12,841,697)		6,475,111

	LOAN PARTICIPATIONS — 1.11%
	CONSUMER SERVICES — 0.17%
	Diversified Consumer Services — 0.17%
	Laureate Education, Inc., 5.00%, 6/15/2018	28,932,057	27,979,613
	FOOD, BEVERAGE & TOBACCO — 0.05%
	Tobacco — 0.05%
	North Atlantic Trading Co., Inc., 7.75%-9.00%, 1/13/2020	8,738,231	8,629,003
	INDUSTRIALS — 0.06%
	Construction & Engineering — 0.06%
	ABG Intermediate Holdings (2), LLC, 9.50%, 5/27/2022	11,110,047	10,637,870
	MATERIALS — 0.13%
	Metals & Mining — 0.13%
	Coeur Mining, Inc., 9.00%, 6/9/2020	21,507,750	21,507,750
	MEDIA — 0.05%
	Media — 0.05%
[d]	Mood Media Corp., 7.00%, 5/1/2019	8,405,249	7,659,283
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.21%
	Pharmaceuticals — 0.21%
[d]	Concordia Healthcare Corp., 9.50%, 10/21/2017	33,610,960	33,737,001
	SOFTWARE & SERVICES — 0.18%
	Information Technology Services — 0.18%
	Neustar, Inc., 4.4603%, 01/22/2018	30,030,000	29,579,550
	TECHNOLOGY HARDWARE & EQUIPMENT — 0.12%
	Technology, Hardware, Storage & Peripherals — 0.12%
	Harland Clarke Holdings Corp., 7.00%, 12/31/2019	20,000,000	19,350,000

12

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	TRANSPORTATION — 0.10%
	Airlines — 0.10%
[b,c,d,e]	ET Three, LLC, 12.00%, 9/30/2019	2,201,115	1,756,490
[b,c,d,e]	ET Two, LLC, 12.00%, 9/30/2019	2,201,115	1,756,490
[b,c,d,e]	OS Two, LLC, 12.00%, 12/15/2020	3,211,200	3,204,777
[g]	WU Finance I, LLC, 8.50%, 08/17/2025	10,434,783	10,330,435
	UTILITIES — 0.04%
	Electric Utilities — 0.04%
[e,f]	Texas Competitive Electric Holdings Co., LLC, 4.9337%, 10/10/2016	20,669,860	6,774,547

	TOTAL LOAN PARTICIPATIONS (COST $197,354,530)		182,902,809

	SHORT TERM INVESTMENTS — 1.41%
[a]	Thornburg Capital Management Fund	23,211,753	232,117,534

	TOTAL SHORT TERM INVESTMENTS (Cost $232,117,534)		232,117,534

	TOTAL INVESTMENTS — 98.58% (Cost $15,751,739,571)		$16,208,888,637

	OTHER ASSETS LESS LIABILITIES — 1.42%		294,103,857

	NET ASSETS — 100.00%		$16,502,992,494

	Outstanding Forward Currency Contracts to Buy or Sell at June 30, 2016
Contract Description	Buy/Sell	Contract Amount	Counter Party*	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Chinese Yuan Renminbi	Sell	6,162,660,400	SSB	08/03/2016	$923,699,535	$21,624,267	$—
Euro	Buy	268,492,000	SSB	08/22/2016	298,468,325	804,670	—
Euro	Sold	2,541,990,200	SSB	08/22/2016	2,825,795,768	49,690,836	—
Great Britain Pound	Sell	543,961,800	SSB	07/07/2016	724,155,083	53,383,914	—
Great Britain Pound	Sell	102,048,000	SSB	07/07/2016	135,852,514	14,131,514	—
South Korean Won	Sell	164,768,612,400	SSB	08/31/2016	142,958,118	—	(3,677,803)
Swiss Franc	Buy	62,852,100	SSB	07/06/2016	64,368,719	—	(865,405)
Swiss Franc	Buy	27,953,500	SSB	07/06/2016	28,628,017	50,966
Swiss Franc	Sell	371,754,400	SSB	07/06/2016	380,724,821	8,846,221
Thailand Baht	Sell	1,560,559,800	BBH	08/31/2016	44,365,008	—	(786,125)

Total						$148,532,388	$(5,329,333)

Net unrealized appreciation (depreciation)						$143,203,055

* Counterparties include State Street Bank and Trust Company (“SSB”) and Brown Brothers Harriman & Co. (“BBH”).

13

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2016 (Unaudited)

Footnote Legend

a	Investment in Affiliates - Shown below are holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:

Issuer	Shares/Principal September 30, 2015	Gross Additions	Gross Reductions	Shares/Principal June 30, 2016	Market Value June 30, 2016	Investment Income	Realized Gain (Loss)
Apollo Investment Corp.	24,800,000	—	—	24,800,000	$137,392,000	$14,880,000	$—
Dynex Capital, Inc.	4,418,542	—	100,000	4,318,542	29,970,681	3,048,794	(362,015)
Invesco Mortgage Capital, Inc.	15,851,700	—	1,370,000	14,481,700	198,254,473	18,922,040	(8,524,826)
Jasmine Broadband Internet Infrastructure Fund*	359,941,200
MFA Financial, Inc.	33,531,700	1,910,200	1,921,749	33,520,151	243,691,498	21,159,140	(1,690,417)
Solar Capital Ltd.	4,607,900	—	—	4,607,900	87,780,495	5,529,480	—
TDC A/S*	45,566,900
Thornburg Capital Management Fund	55,637,891	234,297,764	266,723,902	23,211,753	232,117,534	1,002,724	—
Two Harbors Investment Corp.	20,272,500	4,190,200	587,700	23,875,000	204,370,000	17,104,948	(1,836,406)
Washington REIT	5,721,000	—	321,000	5,400,000	169,884,000	5,052,600	(346,741)

Total non-controlled affiliated issuers – 7.90% of net assets					$1,303,460,681	$86,699,726	$(12,760,405)

*Issuers not affiliated at June 30, 2016.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2016, the aggregate value of these securities in the Fund’s portfolio was $767,431,417, representing 4.65% of the Fund’s net assets.

c	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.

d	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

e	Bond in default.

f	Non-income producing.

g	Loan participation with an unfunded commitment outstanding of $4,565,217.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt

ARM	Adjustable Rate Mortgage

AUD	Denominated in Australian Dollars

BRL	Denominated in Brazilian Real

GBP	Denominated in Great Britain Pounds

GDR	Global Depository Receipt

MFA	Mortgage Finance Authority

Mtg	Mortgage

MTN	Medium-Term Note

14

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2016 (Unaudited)

Pfd	Preferred Stock

REIT	Real Estate Investment Trust

SPV	Special Purpose Vehicle

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization

Thornburg Investment Income Builder Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers six classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” and “Class R5”).

Significant accounting policies

The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The following summarizes the significant accounting policies of the Fund:

Valuation Policy and Procedures: Valuation of the Fund’s portfolio investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the Board of Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

15

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2016 (Unaudited)

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

NOTE 2 – FAIR VALUE MEASUREMENT

Valuation Measurement: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (“FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

16

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2016 (Unaudited)

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2016. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurement at June 30, 2016
	Total	Level 1	Level 2	Level 3(b)

Assets
Investments in Securities*
Common Stock(a)	$14,289,652,647	$14,228,181,332	$61,471,315	$-
Preferred Stock(a)	63,863,425	26,995,045	36,868,380	-
Asset Backed Securities	35,257,281	-	32,816,031	2,441,250
Corporate Bonds	1,395,616,300	-	1,387,914,355	7,701,945
Municipal Bonds	3,003,530	-	3,003,530	-
Other Government	6,475,111	-	6,475,111	-
Loan Participations	182,902,809	-	154,677,302	28,225,507
Short Term Investments	232,117,534	232,117,534	-	-

Total Investments in Securities	$16,208,888,637	$14,487,293,911	$1,683,226,024	$38,368,702

Other Financial Instruments**
Forward Currency Contracts	$148,532,388	$-	$148,532,388	$-
Spot Currency	$1,724	$1,724	$-	$-

Liabilities

Other Financial Instruments**
Forward Currency Contracts	$(5,329,333)	$-	$(5,329,333)	$-
Spot Currency	$(263,464)	$(263,464)	$-	$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

** Other Financial Instruments include investments not reflected on the Schedule of Investments, which may include futures, spot currency and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

17

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2016 (Unaudited)

(a) At June 30, 2016, industry classifications for Common Stock in Level 2 consist of $61,471,315 in Telecommunications Services. Classifications for Preferred Stock in Level 2 consist of $752,880 in Energy, $7,683,000 in Banks, $10,690,313 in Miscellaneous, and $17,742,187 in Telecommunication Services.

(b) In accordance with the guidance prescribed in FASB Accounting Standards Update (“ASU”) No. 2011-04, unadjusted broker quotes were applied to $10,143,195 portfolio securities characterized as Level 3 investments at June 30, 2016. The following table displays a summary of the valuation techniques and unobservable inputs used to value portfolio securities characterized as Level 3 investments, where no unadjusted broker quotes were available at June 30, 2016:

	Fair Value at June 30, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Loan Participations	$3,512,980	Discounted cash flows	Third party vendor projection of discounted cash flows	17.5% - 22.5% (20.0%)
	3,204,777	Prior quarter discounted cash flows	Prior quarter third party vendor projection of discounted cash flows	7.0% - 12.0% (9.5%)
	21,507,750	Valuation based on pricing service vendor price	Single source pricing input; Lack of other observable inputs	N/A (N/A)

Total	$28,225,507

In accordance with the guidance prescribed in FASB ASU No. 2011-04, it is the policy of the Fund to recognize transfers between levels and those underlying events which caused the movement. The Fund recognized no significant transfers between Levels 1 and 2 for the period ended June 30, 2016, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2016 is as follows:

	Common Stock(a)	Asset Backed Securities	Corporate Bonds	Loan Participations	Total(c)
Beginning Balance 9/30/2015	$–	$2,710,536	$9,121,792	$47,514,542	$59,346,870
Accrued Discounts (Premiums)	–	13,006	87,798	65,054	165,858
Net Realized Gain (Loss)	(1,154,896)	42,263	(9,356,990)	2,774	(10,466,849)
Gross Purchases	–	–	–	3,211,200	3,211,200
Gross Sales	(73,529)	(313,250)	(544,845)	(21,824,682)	(22,756,306)
Net Change in Unrealized Appreciation (Depreciation)	1,228,425	(11,305)	8,101,636	(743,381)	8,575,375
Transfers into Level 3(b)	–	–	1,440,240	–	1,440,240
Transfers into Level 3(b)	–	–	(1,147,686)	–	38,368,702

Ending Balance 6/30/2016	$–	$2,441,250	$7,701,945	$28,225,507	$38,368,702

(a) Common stock valued at zero was included in the Level 3 rollforward at September 30, 2015.

(b) Transfers into or out of Level 3 were out of or into Level 2, and were due to changes in other significant observable inputs available during the period ended June 30, 2016. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

(c) Level 3 investments represent 0.23% of total net assets at the period ended June 30, 2016. Significant fluctuations of the unobservable inputs applied to portfolio investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments.

18

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2016 (Unaudited)

NOTE 3 – INVESTMENTS

At June 30, 2016, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$15,751,739,571

Gross unrealized appreciation on a tax basis	$1,965,092,756
Gross unrealized depreciation on a tax basis	(1,507,943,690)

Net unrealized appreciation (depreciation) on investments (tax basis)	$457,149,066

NOTE 4 – DERIVATIVE FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FOREIGN INVESTMENT RISK

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of the FASB Accounting Standards Codification ASC 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended June 30, 2016, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended June 30, 2016 in the normal course of pursuing its investment objectives, with the objective of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

The quarterly average values of open sell currency contracts for the period ended June 30, 2016 was $4,631,516,242. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of open sell currency contracts to which they relate.

As of June 30, 2016, the Fund had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

The outstanding forward currency contracts on the Schedule of Investments which were entered into with State Street Bank and Trust Company (“SSB”), were entered into pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. Outstanding forward currency contracts which were entered into with Brown Brothers Harriman & Co. (“BBH”) were entered into pursuant to a written agreement with BBH. In the event of a default or termination under the ISDA Master Agreement with SSB or the agreement with BBH, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.

Because the ISDA Master Agreement with SSB and the agreement with BBH does not result in an offset of reported amounts of financial assets and liabilities unless there has been an event of default or termination under such agreements, the Fund does not net its outstanding forward currency contracts for the purpose of disclosure in the Fund’s annual and semi-annual reports to shareholders.

19

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2016 (Unaudited)

Instead the Fund recognizes the unrealized appreciation (depreciation) on those forward currency contracts on a gross basis in those financial statements.

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at June 30, 2016 can be determined by offsetting the dollar amounts shown on the Schedule of Investments. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at June 30, 2016 is $143,989,180 attributable to the Fund’s contracts with SSB, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $786,125 attributable to the Fund’s contracts with BBH. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

20

SCHEDULE OF INVESTMENTS

Thornburg Global Opportunities Fund	June 30, 2016 (Unaudited)

	Shares/ Principal Amount	Value

COMMON STOCK — 95.61%
AUTOMOBILES & COMPONENTS — 2.66%
Auto Components — 2.66%
Delphi Automotive plc	874,608	$54,750,461

		54,750,461

BANKS — 5.68%
Banks — 5.68%
Citigroup, Inc.	1,865,490	79,078,121
ING Groep N.V.	3,712,919	37,821,254

		116,899,375

CAPITAL GOODS — 2.62%
Construction & Engineering — 2.62%
Ferrovial SA	2,789,455	53,971,737

		53,971,737

COMMERCIAL & PROFESSIONAL SERVICES — 1.18%
Commercial Services & Supplies — 1.18%
Mineral Resources Ltd.	3,930,737	24,361,129

		24,361,129

CONSUMER DURABLES & APPAREL — 3.60%
Household Durables — 3.60%
Barratt Developments plc	13,737,153	74,137,841

		74,137,841

CONSUMER SERVICES — 5.44%
Hotels, Restaurants & Leisure — 5.44%
Galaxy Entertainment Group Ltd.	19,735,901	58,637,104
Wynn Resorts, Ltd.	588,720	53,361,581

		111,998,685

DIVERSIFIED FINANCIALS — 3.00%
Capital Markets — 0.73%
UBS Group AG	1,156,372	14,885,403
Consumer Finance — 2.27%
Capital One Financial Corp.	736,641	46,784,070

		61,669,473

ENERGY — 0.99%
Energy Equipment & Services — 0.99%
Helmerich & Payne, Inc.	303,137	20,349,587

		20,349,587

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	June 30, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	FOOD, BEVERAGE & TOBACCO — 8.39%
	Food Products — 8.39%
	BRF SA	162,960	2,289,445
	Mondelez International, Inc.	2,312,487	105,241,283
	The Kraft Heinz Co.	737,327	65,238,693

			172,769,421

	HEALTH CARE EQUIPMENT & SERVICES — 2.43%
	Health Care Providers & Services — 2.43%
[a]	Express Scripts Holding Company	659,355	49,979,109

			49,979,109

	INSURANCE — 3.03%
	Insurance — 3.03%
	NN Group NV	2,263,563	62,284,758

			62,284,758

	MATERIALS — 2.76%
	Chemicals — 2.76%
	CF Industries Holdings, Inc.	2,356,925	56,801,892

			56,801,892

	MEDIA — 4.19%
	Media — 4.19%
[a]	Altice N.V.	5,764,903	86,239,649

			86,239,649

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 6.48%
	Pharmaceuticals — 6.48%
[a]	Allergan plc	333,974	77,178,051
[b]	Concordia International Corp.	2,608,772	56,195,770

			133,373,821

	REAL ESTATE — 8.25%
	Real Estate Investment Trusts — 8.25%
	Ryman Hospitality Properties, Inc.	578,615	29,306,850
	VEREIT, Inc.	13,862,088	140,561,572

			169,868,422

	SOFTWARE & SERVICES — 12.43%
	Information Technology Services — 3.52%
[a]	InterXion Holding NV	1,962,994	72,395,219

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	June 30, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	Internet Software & Services — 8.91%
[a]	Alphabet, Inc. Class A	141,418	99,491,805
[a]	Baidu, Inc. ADR	508,720	84,015,108

			255,902,132

	TECHNOLOGY HARDWARE & EQUIPMENT — 2.11%
	Communications Equipment — 2.01%
[a]	EchoStar Corp.	1,042,709	41,395,547
	Technology, Hardware, Storage & Peripherals — 0.10%
	Apple, Inc.	22,094	2,112,187

			43,507,734

	TELECOMMUNICATION SERVICES — 14.31%
	Diversified Telecommunication Services — 9.11%
[a]	Level 3 Communications, Inc.	2,405,860	123,877,731
[a]	Numericable-SFR	2,539,231	63,727,061
	Wireless Telecommunication Services — 5.20%
[a]	T-Mobile US, Inc.	2,474,646	107,077,932

			294,682,724

	TRANSPORTATION — 6.06%
	Airlines — 1.01%
	Ryanair Holdings plc ADR	298,003	20,723,129
	Transportation Infrastructure — 5.05%
	Aena S.A.	792,911	104,052,058

			124,775,187

	TOTAL COMMON STOCK (Cost $1,999,610,972)		1,968,323,137

	SHORT TERM INVESTMENTS — 1.01%
[b]	Thornburg Capital Management Fund	2,081,615	20,816,146

	TOTAL SHORT TERM INVESTMENTS (Cost $20,816,146)		20,816,146

	TOTAL INVESTMENTS — 96.62% (Cost $2,020,427,118)		$1,989,139,283

	OTHER ASSETS LESS LIABILITIES — 3.38%		69,517,066

	NET ASSETS — 100.00%		$2,058,656,349

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	June 30, 2016 (Unaudited)

Outstanding Forward Currency Contracts to Buy or Sell at June 30, 2016
Contract Description	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Australian Dollar	Buy	7,134,500	08/16/2016	$5,312,760	$158,940	$—
Australian Dollar	Buy	1,056,400	08/16/2016	786,656	24,894	—
Australian Dollar	Buy	2,101,200	08/16/2016	1,564,675	16,046	—
Australian Dollar	Buy	939,100	08/16/2016	699,308	13,793	—
Australian Dollar	Buy	1,680,900	08/16/2016	1,251,695	10,255	—
Australian Dollar	Buy	5,700,800	08/16/2016	4,245,144	10,077	—
Australian Dollar	Buy	793,700	08/16/2016	591,035	1,099	—
Australian Dollar	Sell	5,182,800	08/16/2016	3,859,412	—	(350)
Australian Dollar	Sell	4,695,200	08/16/2016	3,496,316	—	(83,282)
Australian Dollar	Sell	42,022,000	08/16/2016	31,292,003	—	(669,310)
Canadian Dollar	Buy	5,858,300	08/31/2016	4,535,139	21,922	—
Canadian Dollar	Buy	8,070,900	08/31/2016	6,247,999	—	(181)
Canadian Dollar	Buy	6,313,400	08/31/2016	4,887,450	—	(28,839)
Canadian Dollar	Sell	54,508,800	08/31/2016	42,197,394	—	(439,078)
Euro	Sell	347,287,800	08/16/2016	385,983,310	10,294,643	—
Great Britain Pound	Sell	37,415,400	07/07/2016	49,809,660	3,671,913	—
Great Britain Pound	Sell	6,684,300	07/07/2016	8,898,547	878,110	—
Great Britain Pound	Sell	7,015,900	07/07/2016	9,339,993	282,173	—
Great Britain Pound	Buy	8,798,600	07/07/2016	11,713,232	—	(53,690)
Great Britain Pound	Buy	5,803,600	07/07/2016	7,726,106	—	(485,176)
Swiss Franc	Sell	8,742,200	07/06/2016	8,953,149	208,028	—
Swiss Franc	Buy	1,514,900	07/06/2016	1,551,454	2,605	—

Total					$15,594,498	$(1,759,906)

Net unrealized appreciation (depreciation)					$13,834,592

Footnote Legend

a	Non-income producing.

b	Investment in Affiliates - Shown below are holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:

Issuer	Shares/Principal September 30, 2015	Gross Additions	Gross Reductions	Shares/Principal June 30, 2016	Market Value June 30, 2016	Investment Income	Foreign Income Tax	Realized Gain (Loss)
Concordia International Corp.	1,840,424	863,385	95,037	2,608,772	$56,195,770	$554,576	$83,186	$(5,346,190)
InterXion Holding NV*	3,881,212
Thornburg Capital Management Fund	18,271,004	66,574,955	82,764,344	2,081,615	20,816,146	508,101	—	—

Total non-controlled affiliated issuers - 3.74% of net assets					$77,011,916	$1,062,677	$83,186	$(5,346,190)

*Issuer not affiliated at June 30, 2016

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	June 30, 2016 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization

Thornburg Global Opportunities Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers six classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” and “Class R5”).

Significant accounting policies

The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The following summarizes the significant accounting policies of the Fund:

Valuation Policy and Procedures: Valuation of the Fund’s portfolio investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the Board of Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	June 30, 2016 (Unaudited)

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

NOTE 2 – FAIR VALUE MEASUREMENT

Valuation Measurement: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (“FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	June 30, 2016 (Unaudited)

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2016. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurement at June 30, 2016
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*
Common Stock	$1,968,323,137	$1,968,323,137	$-	$-
Short Term Investments	20,816,146	20,816,146	-	-

Total Investments in Securities	$1,989,139,283	$1,989,139,283	$-	$-

Other Financial Instruments**
Forward Currency Contracts	$15,594,499	$-	$15,594,499	$-

Liabilities

Other Financial Instruments**
Forward Currency Contracts	$(1,759,906)	$-	$(1,759,906)	$-
Spot Currency	$(65,552)	$(65,552)	$-	$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

** Other Financial Instruments include investments not reflected on the Schedule of Investments, which may include futures, spot currency and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in FASB Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2016, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

NOTE 3 – INVESTMENTS

At June 30, 2016, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$2,020,427,118

Gross unrealized appreciation on a tax basis	$187,472,852
Gross unrealized depreciation on a tax basis	(218,760,687)

Net unrealized appreciation (depreciation) on investments (tax basis)	$(31,287,835)

NOTE 4 – DERIVATIVE FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FOREIGN INVESTMENT RISK

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended June 30, 2016, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended June 30, 2016 in the normal course of pursuing its investment objectives, with the objective of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	June 30, 2016 (Unaudited)

The quarterly average values of open sell currency contracts for the period ended June 30, 2016 was $605,961,505. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of open sell currency contracts to which they relate.

As of June 30, 2016, the Fund had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

The outstanding forward currency contracts on the Schedule of Investments were entered into with State Street Bank and Trust Company (“SSB”) pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. In the event of a default or termination under the ISDA Master Agreement with SSB, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.

Because the ISDA Master Agreement with SSB does not result in an offset of reported amounts of financial assets and liabilities unless there has been an event of default or termination under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in those financial statements.

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, and because all of the Fund’s outstanding currency forward contracts are with SSB, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at June 30, 2016 can be determined by offsetting the dollar amounts shown on the Schedule of Investments. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at June 30, 2016 is $13,834,592, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $0. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

8

SCHEDULE OF INVESTMENTS

Thornburg Developing World Fund	June 30, 2016 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 94.55%
	AUTOMOBILES & COMPONENTS — 1.79%
	Auto Components — 1.79%
	Delphi Automotive plc	319,403	$19,994,628

			19,994,628

	BANKS — 10.79%
	Banks — 10.79%
	Credicorp Ltd.	74,006	11,421,346
	Grupo Financiero Banorte S.A.B. de C.V.	4,650,052	25,988,842
	HDFC Bank Ltd. ADR	390,994	25,942,452
	Itau Unibanco Holding SA ADR	991,317	9,358,032
[a]	Moneta Money Bank, A.S.	3,149,645	9,273,653
	PT Bank Central Asia	25,597,316	25,815,269
	Siam Commercial Bank plc	3,259,597	12,893,682

			120,693,276

	CAPITAL GOODS — 3.21%
	Electrical Equipment — 1.74%
	Zhuzhou CRRC Times Electric Co., Ltd.	3,553,702	19,467,696
	Industrial Conglomerates — 1.47%
	CJ Corp.	93,755	16,441,820

			35,909,516

	COMMERCIAL & PROFESSIONAL SERVICES — 1.26%
	Commercial Services & Supplies — 1.26%
	Valid Solucoes e Servicos SA	1,642,098	14,057,745

			14,057,745

	CONSUMER DURABLES & APPAREL — 4.20%
	Household Durables — 3.17%
	Coway Co., Ltd.	230,714	20,931,209
	Haier Electronics Group Co., Ltd.	3,065,886	4,686,896
[a]	Nien Made Enterprise Co., Ltd.	1,080,219	9,811,345
	Textiles, Apparel & Luxury Goods — 1.03%
[a]	Eclat Textile Co., Ltd.	1,204,474	11,593,328

			47,022,778

	CONSUMER SERVICES — 1.41%
	Hotels, Restaurants & Leisure — 1.41%
[a]	Al Tayyar Travel Group Holding Co.	1,645,030	15,806,463

			15,806,463

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	June 30, 2016 (Unaudited)

	Shares/ Principal Amount	Value
DIVERSIFIED FINANCIALS — 5.26%
Capital Markets — 1.33%
Julius Baer Group Ltd.	373,940	14,861,865
Diversified Financial Services — 3.93%
GT Capital Holdings, Inc.	705,032	21,579,172
Hong Kong Exchanges & Clearing Ltd.	925,233	22,385,150

		58,826,187

ENERGY — 3.63%
Oil, Gas & Consumable Fuels — 3.63%
NovaTek OAO-GDR Reg S	280,858	28,647,516
Reliance Industries Ltd.	834,063	11,974,325

		40,621,841

FOOD & STAPLES RETAILING — 2.37%
Food & Staples Retailing — 2.37%
BIM Birlesik Magazalar A.S.	398,708	7,769,019
Magnit PJSC GDR	480,576	15,964,735
Magnit PJSC GDR	83,367	2,769,452

		26,503,206

FOOD, BEVERAGE & TOBACCO — 6.54%
Beverages — 1.47%
Kweichow Moutai Co., Ltd.	374,856	16,475,135
Food Products — 3.08%
China Mengniu Dairy Co., Ltd.	14,844,931	25,793,644
Grupo Lala, S.A.B. de C.V.	3,921,129	8,645,441
Tobacco — 1.99%
ITC Ltd.	4,075,551	22,281,329

		73,195,549

HEALTH CARE EQUIPMENT & SERVICES — 3.70%
Health Care Providers & Services — 3.70%
IHH Healthcare Berhad	9,124,175	14,937,258
Life Healthcare Group Holdings Ltd.	10,763,457	26,455,536

		41,392,794

HOUSEHOLD & PERSONAL PRODUCTS — 3.74%
Personal Products — 3.74%
AmorePacific Corp.	69,784	26,142,116
Grape King Bio Ltd.	2,422,250	15,730,846

		41,872,962

INSURANCE — 8.28%
Insurance — 8.28%
AIA Group Ltd.	6,534,827	38,957,444

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	June 30, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	BB Seguridade Participacoes S.A.	1,985,243	17,372,344
	Dongbu Insurance Co., Ltd.	286,845	17,257,767
	Sanlam Ltd.	4,657,274	19,086,981

			92,674,536

	MEDIA — 5.65%
	Media — 5.65%
	Grupo Televisa, S.A.B.	483,508	12,590,548
[a]	IMAX China Holding, Inc.	3,415,760	16,796,799
[a]	Liberty Global plc LiLAC	540,882	17,573,256
	Zee Entertainment Enterprises Ltd.	2,414,969	16,310,299

			63,270,902

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 2.96%
	Pharmaceuticals — 2.96%
[a,b]	China Animal Healthcare Ltd.	35,787,582	2,306,466
	Sun Pharmaceutical Industries Ltd.	1,403,078	15,892,335
	Tasly Pharmaceutical Group Co., Ltd.	2,780,054	14,968,169

			33,166,970

	REAL ESTATE — 3.85%
	Real Estate Investment Trusts — 1.92%
	Fibra Uno Administracion, S.A. de C.V.	10,070,413	21,454,479
	Real Estate Management & Development — 1.93%
	Emaar Properties PJSC	12,793,473	21,595,593

			43,050,072

	RETAILING — 5.67%
	Internet & Catalog Retail — 2.54%
	GS Home Shopping, Inc.	93,408	13,907,603
[a]	JD.com, Inc. ADR	684,554	14,533,081
	Multiline Retail — 3.13%
	Matahari Department Store Tbk	15,562,334	23,556,986
	Robinsons Retail Holdings, Inc.	6,279,450	11,471,783

			63,469,453

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.68%
	Semiconductors & Semiconductor Equipment — 0.68%
	Hermes Microvision, Inc.	185,721	7,570,697

			7,570,697

	SOFTWARE & SERVICES — 7.85%
	Information Technology Services — 1.09%
	Visa, Inc.	164,798	12,223,067
	Internet Software & Services — 5.70%
[a]	Baidu, Inc. ADR	67,696	11,179,995

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	June 30, 2016 (Unaudited)

		Shares/ Principal Amount	Value
[a]	Facebook, Inc.	204,665	23,389,116
	Tencent Holdings Ltd.	1,285,498	29,212,474
	Software — 1.06%
	Linx S.A.	2,370,006	11,885,813

			87,890,465

	TECHNOLOGY HARDWARE & EQUIPMENT — 0.70%
	Electronic Equipment, Instruments & Components — 0.70%
	Largan Precision Co., Ltd.	86,356	7,883,642

			7,883,642

	TELECOMMUNICATION SERVICES — 3.46%
	Diversified Telecommunication Services — 0.90%
	Bharti Infratel Ltd.	1,949,533	9,999,679
	Wireless Telecommunication Services — 2.56%
	Bharti Airtel Ltd.	2,445,063	13,186,205
	China Mobile Ltd.	1,352,727	15,474,733

			38,660,617

	TRANSPORTATION — 4.78%
	Airlines — 1.15%
	Copa Holdings SA	247,047	12,910,677
	Road & Rail — 0.87%
	Kansas City Southern	108,402	9,765,936
	Transportation Infrastructure — 2.76%
	Airports of Thailand Public Co., Ltd.	754,962	8,378,918
	Shanghai International Air Co., Ltd.	5,725,618	22,450,531

			53,506,062

	UTILITIES — 2.77%
	Electric Utilities — 0.96%
	Equatorial Energia SA	705,350	10,682,464
	Water Utilities — 1.81%
	CT Environmental Group Ltd.	70,011,591	20,304,724

			30,987,188

	TOTAL COMMON STOCK (Cost $998,519,952)		1,058,027,549

	OTHER GOVERNMENT — 1.10%
	MISCELLANEOUS — 1.10%
	Miscellaneous — 1.10%
	Nota do Tesouro Nacional, 10.00% due 1/1/2021 (BRL)	$42,317,000	12,284,103

	TOTAL OTHER GOVERNMENT (Cost $9,301,474)		12,284,103

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	June 30, 2016 (Unaudited)

		Shares/ Principal Amount	Value

	SHORT TERM INVESTMENTS — 4.77%
[c]	Thornburg Capital Management Fund	5,336,758	53,367,583

	TOTAL SHORT TERM INVESTMENTS (Cost $53,367,583)		53,367,583

	TOTAL INVESTMENTS — 100.42% (Cost $1,061,189,009)		$1,123,679,235

	LIABILITIES NET OF OTHER ASSETS — (0.42)%		(4,658,270)

	NET ASSETS — 100.00%		$1,119,020,965

	Outstanding Forward Currency Contracts to Buy or Sell at June 30, 2016
Contract Description	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Chinese Yuan Renminbi	Sell	666,949,200	02/16/2017	$98,964,350	$—	$(816,036)

Total					$—	$(816,036)

Net unrealized appreciation (depreciation)						$(816,036)

Footnote Legend

a	Non-income producing.

b	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.

c	Investment in Affiliates - Shown below are holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:

Issuer	Shares/Principal September 30, 2015	Gross Additions	Gross Reductions	Shares/Principal June 30, 2016	Market Value June 30, 2016	Investment Income	Realized Gain (Loss)
Thornburg Capital Management Fund	9,917,505	38,286,643	42,867,390	5,336,758	$53,367,583	$70,035	$—

Total non-controlled affiliated issuers - 4.77% of net assets					$53,367,583	$70,035	$—

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt

BRL	Denominated in Brazilian Real

GDR	Global Depository Receipt

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization

Thornburg Developing World Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund currently offers five classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”) and Retirement Classes (“Class R5” and “Class R6”).

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	June 30, 2016 (Unaudited)

Significant accounting policies

The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The following summarizes the significant accounting policies of the Fund:

Valuation Policy and Procedures: Valuation of the Fund’s portfolio investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the Board of Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	June 30, 2016 (Unaudited)

on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

NOTE 2 – FAIR VALUE MEASUREMENT

Valuation Measurement: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (“FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2016. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

		Fair Value Measurement at June 30, 2016
	Total	Level 1	Level 2	Level 3(b)

Assets
Investments in Securities*
Common Stock(a)	$1,058,027,549	$1,034,448,483	$21,272,600	$2,306,466
Other Government	12,284,103	-	12,284,103	-
Short Term Investments	53,367,583	53,367,583	-	-

Total Investments in Securities	$1,123,679,235	$1,087,816,066	$33,556,703	$2,306,466

Other Financial Instruments**
Spot Currency	$73,362	$73,362	$-	$-

Liabilities

Other Financial Instruments**
Forward Currency Contracts	$(816,036)	$-	$(816,036)	$-
Spot Currency	$(4,417)	$(4,417)	$-	$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	June 30, 2016 (Unaudited)

** Other Financial Instruments include investments not reflected on the Schedule of Investments, which may include futures, spot currency and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

(a) At June 30, 2016, industry classifications for Common Stock in Level 2 consist of $12,893,682 in Banks and $8,378,918 in Transportation; Common Stock in Level 3 consists of $2,306,466 in Pharmaceuticals, Biotechnology & Life Sciences.

(b) In accordance with the guidance prescribed in FASB Accounting Standards Update (“ASU”) No. 2011-04, a fair value determination was applied to a portfolio security characterized as a Level 3 investment at June 30, 2016. The valuation technique and unobservable inputs used to value this portfolio security was a discount to the valuation determined by the Valuation and Pricing Committee due to a halt in trading of the security and lack of information as well as illiquidity.

In accordance with the guidance prescribed in FASB ASU No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2016, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2016 is as follows:

	Common Stock	Total(a)
Beginning Balance 9/30/2015	$2,355,625	$2,355,625
Accrued Discounts (Premiums)	–	–
Net Realized Gain (Loss)	(428,351)	(428,351)
Gross Purchases	–	–
Gross Sales	(92,896)	(92,896)
Net Change in Unrealized Appreciation (Depreciation)	472,088	472,088
Transfers into Level 3	–	–
Transfers out of Level 3	–	–

Ending Balance 6/30/2016	$2,306,466	$2,306,466

(a) Level 3 investments represent 0.21% of total net assets at the period ended June 30, 2016. Significant fluctuations of the unobservable inputs applicable to the valuation of portfolio Investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments.

NOTE 3 – INVESTMENTS

At June 30, 2016, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$1,061,189,009

Gross unrealized appreciation on a tax basis	$132,246,337
Gross unrealized depreciation on a tax basis	(69,756,111)

Net unrealized appreciation (depreciation) on investments (tax basis)	$62,490,226

NOTE 4 – DERIVATIVE FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FOREIGN INVESTMENT RISK

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative

8

NOTES TO FINANCIAL STATEMENTS, CONTINUED

Thornburg Developing World Fund	June 30, 2016 (Unaudited)

instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended June 30, 2016, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended June 30, 2016 in the normal course of pursuing its investment objectives, with the objective of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

The quarterly average values of open sell currency contracts for the period ended June 30, 2016 was $241,975,873. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of open sell currency contracts to which they relate.

As of June 30, 2016, the Fund had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

The outstanding forward currency contracts on the Schedule of Investments were entered into with State Street Bank and Trust Company (“SSB”) pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. In the event of a default or termination under the ISDA Master Agreement with SSB, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.

Because the ISDA Master Agreement with SSB does not result in an offset of reported amounts of financial assets and liabilities unless there has been an event of default or termination under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in those financial statements.

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, and because all of the Fund’s outstanding currency forward contracts are with SSB, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at June 30, 2016 can be determined by offsetting the dollar amounts shown on the Schedule of Investments. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at June 30, 2016 is $0, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $816,036. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

9

SCHEDULE OF INVESTMENTS

Thornburg Better World International Fund	June 30, 2016 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 88.08%
	BANKS — 4.30%
	Banks — 4.30%
[a]	Bank of Ireland	1,318,242	$266,983
[a]	Bank of Ireland	412,628	84,714
	ING Groep N.V.	52,172	531,444

			883,141

	CAPITAL GOODS — 3.65%
	Construction & Engineering — 1.37%
	Ferrovial SA	14,586	282,217
	Trading Companies & Distributors — 2.28%
	Brenntag AG	9,703	467,650

			749,867

	CONSUMER DURABLES & APPAREL — 5.76%
	Household Durables — 4.21%
[a]	Cairn Homes plc	381,849	406,807
	Sony Corp.	15,781	456,627
	Leisure Products — 1.55%
	Shimano, Inc.	2,121	318,977

			1,182,411

	CONSUMER SERVICES — 1.72%
	Hotels, Restaurants & Leisure — 1.72%
	Compass Group plc	18,655	353,146

			353,146

	DIVERSIFIED FINANCIALS — 3.06%
	Diversified Financial Services — 3.06%
	GT Capital Holdings, Inc.	11,521	352,627
	Japan Exchange Group, Inc.	24,341	275,314

			627,941

	FOOD & STAPLES RETAILING — 3.72%
	Food & Staples Retailing — 3.72%
	Sundrug Co., Ltd.	4,479	414,654
	Tsuruha Holdings, Inc.	2,908	348,346

			763,000

	FOOD, BEVERAGE & TOBACCO — 7.86%
	Food Products — 7.86%
	Aryzta AG	9,273	340,343
	BRF SA	16,431	230,841
	Marine Harvest ASA	12,256	204,297
	Orkla ASA	26,757	236,117

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Better World International Fund	June 30, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	Premium Brands Holdings Corp.	4,933	207,713
	Wessanen NV	37,217	392,365

			1,611,676

	HEALTH CARE EQUIPMENT & SERVICES — 3.53%
	Health Care Equipment & Supplies — 2.14%
	Olympus Corp.	11,927	438,319
	Health Care Providers & Services — 1.39%
	Life Healthcare Group Holdings Ltd.	116,104	285,372

			723,691

	HOUSEHOLD & PERSONAL PRODUCTS — 1.71%
	Personal Products — 1.71%
	Unilever NV	7,538	350,589

			350,589

	INSURANCE — 2.67%
	Insurance — 2.67%
	AIA Group Ltd.	91,917	547,964

			547,964

	MEDIA — 12.61%
	Media — 12.61%
	China South Publishing & Media Group Co., Ltd.	111,814	304,798
	DHX Media Ltd.	67,079	343,715
[a]	Dish TV India Ltd.	201,741	292,770
	Megacable Holdings S.A.B. de C.V.	79,602	323,066
[a]	ProSiebenSat.1 Media SE	8,394	365,297
	RELX plc	18,783	344,067
[a]	Telenet Group Holding NV	13,492	612,535

			2,586,248

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 7.52%
	Life Sciences Tools & Services — 2.76%
	Thermo Fisher Scientific, Inc.	3,842	567,694
	Pharmaceuticals — 4.76%
	Novartis AG	6,832	560,763
	Perrigo Co. plc	4,581	415,359

			1,543,816

	REAL ESTATE — 6.29%
	Real Estate Investment Trusts — 6.29%
	Empiric Student Property plc	368,069	527,966
	Fibra Uno Administracion S.A. de C.V.	128,028	272,757
	Merlin Properties Socimi S.A.	31,137	325,260
	Tritax Big Box REIT plc	95,055	165,390

			1,291,373

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Better World International Fund	June 30, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	RETAILING — 4.83%
	Internet & Catalog Retail — 0.86%
	Trade Me Ltd.	53,136	175,159
	Multiline Retail — 3.97%
	Europris ASA	134,806	576,676
	Poundland Group plc	86,617	238,113

			989,948

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.15%
	Semiconductors & Semiconductor Equipment — 1.15%
	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	8,955	234,890

			234,890

	SOFTWARE & SERVICES — 2.28%
	Information Technology Services — 2.28%
	MasterCard, Inc.	1,529	134,644
[a]	PayPal Holdings, Inc.	9,150	334,066

			468,710

	TECHNOLOGY HARDWARE & EQUIPMENT — 3.87%
	Communications Equipment — 2.30%
	Nokia Oyj	83,403	472,501
	Electronic Equipment, Instruments & Components — 1.57%
	Keyence Corp.	479	320,709

			793,210

	TELECOMMUNICATION SERVICES — 4.55%
	Diversified Telecommunication Services — 4.55%
	Bharti Infratel Ltd.	62,116	318,609
	Nippon Telegraph & Telephone Corp.	13,216	614,311

			932,920

	TRANSPORTATION — 2.73%
	Transportation Infrastructure — 2.73%
	Aena S.A.	1,988	260,881
	Shanghai International Air Co., Ltd.	76,363	299,425

			560,306

	UTILITIES — 4.27%
	Electric Utilities — 0.99%
	Nextera Energy, Inc.	1,557	203,033
	Multi-Utilities — 0.91%
	National Grid plc	12,784	186,525

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Better World International Fund	June 30, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	Water Utilities — 2.37%
	Aguas Andinas S.A.	849,145	487,516

			877,074

	TOTAL COMMON STOCK (Cost $17,827,944)		18,071,921

	SHORT TERM INVESTMENTS — 11.97%
[b]	Thornburg Capital Management Fund	245,518	2,455,180

	TOTAL SHORT TERM INVESTMENTS (Cost $2,455,179)		2,455,180

	TOTAL INVESTMENTS — 100.05% (Cost $20,283,123)		$20,527,101

	LIABILITIES NET OF OTHER ASSETS — (0.05)%		(9,447)

	NET ASSETS — 100.00%		$20,517,654

Footnote Legend

a	Non-income producing.

b	Investment in Affiliates - Shown below are holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:

Issuer	Shares/Principal September 30, 2015	Gross Additions	Gross Reductions	Shares/Principal June 30, 2016	Market Value June 30, 2016	Investment Income	Realized Gain (Loss)
Thornburg Capital Management Fund*	—	2,159,548	1,914,030	245,518	$2,455,180	$6,541	$—

Total non-controlled affiliated issuers - 11.97% of net assets					$2,455,180	$6,541	$—

*Issuer not affiliated at September 30, 2015

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization

Thornburg Better World International Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).

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SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Better World International Fund	June 30, 2016 (Unaudited)

Significant accounting policies

The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The following summarizes the significant accounting policies of the Fund:

Valuation Policy and Procedures: Valuation of the Fund’s portfolio investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the Board of Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Better World International Fund	June 30, 2016 (Unaudited)

affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

NOTE 2 – FAIR VALUE MEASUREMENT

Valuation Measurement: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (“FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2016. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurement at June 30, 2016
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*
Common Stock	$18,071,921	$18,071,921	$-	$-
Short Term Investments	2,455,180	2,455,180	-	-

Total Investments in Securities	$20,527,101	$20,527,101	$-	$-

Other Financial Instruments**
Spot Currency	$1,252	$1,252	$-	$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Better World International Fund	June 30, 2016 (Unaudited)

** Other Financial Instruments include investments not reflected on the Schedule of Investments, which may include futures, spot currency and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in FASB Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2016, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

NOTE 3 – INVESTMENTS

At June 30, 2016, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$20,283,123

Gross unrealized appreciation on a tax basis	$1,459,091
Gross unrealized depreciation on a tax basis	(1,215,113)

Net unrealized appreciation (depreciation) on investments (tax basis)	$243,978

NOTE 4 – DERIVATIVE FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FOREIGN INVESTMENT RISK

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended June 30, 2016, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended June 30, 2016 in the normal course of pursuing its investment objectives, with the objective of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

The quarterly average values of open sell currency contracts for the period ended June 30, 2016 was $246,223. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of open sell currency contracts to which they relate.

As of June 30, 2016, the Fund had no outstanding forward foreign currency contracts shown on the Schedule of Investments.

7

SCHEDULE OF INVESTMENTS

Thornburg Capital Management Fund	June 30, 2016 (Unaudited)

		Principal Amount	Value

	SHORT TERM INVESTMENTS — 95.50%

[a]	AbbVie, Inc., 0.58%, 7/6/2016	$20,000,000	$19,998,389

[a]	AGL Capital Corp., 0.55%, 7/1/2016	20,000,000	20,000,000

	Agrium, Inc., 0.78%, 7/27/2016	20,000,000	19,988,733

[a]	Air Products & Chemicals, Inc., 0.40%, 7/8/2016	22,000,000	21,998,289

	Ameren Corp., 0.70%, 7/6/2016	28,000,000	27,997,278

[a]	Apple, Inc., 0.36%, 7/22/2016	24,000,000	23,994,960

[a]	Atmos Energy Corp., 0.53%, 7/6/2016	7,500,000	7,499,448

[a]	Atmos Energy Corp., 0.55%, 7/11/2016	14,000,000	13,997,861

[a]	Autozone, Inc., 0.68%, 7/11/2016	15,000,000	14,997,167

[a]	Autozone, Inc., 0.72%, 7/21/2016	9,000,000	8,996,400

[a]	Avery Dennison Corp., 0.60%, 7/1/2016	21,000,000	21,000,000

[a]	B.A.T. International Finance plc, 0.81%, 7/15/2016	13,060,000	13,055,886

[a]	B.A.T. International Finance plc, 0.81%, 7/18/2016	10,000,000	9,996,175

[a]	Bacardi Ltd., 0.72%, 7/13/2016	9,000,000	8,997,840

[a]	Bacardi-Martini B.V., 0.67%, 7/6/2016	11,950,000	11,948,888

[a]	Bacardi-Martini B.V., 0.77%, 7/20/2016	5,000,000	4,997,968

	Bank of New York Tri-Party Repurchase Agreement 0.48% dated 6/30/2016 due 7/1/2016, repurchase price $60,000,800 collateralized by 36 corporate debt securities, having an average coupon of 3.79%, a minimum credit rating of BBB-, maturity dates from 7/25/2016 to 3/15/2046, and having an aggregate market value of $64,432,379 at 6/30/2016	60,000,000	60,000,000

[a]	Baxter International, Inc., 0.63%, 7/5/2016	5,000,000	4,999,650

[a]	Baxter International, Inc., 0.77%, 7/13/2016	25,000,000	24,993,583

[a]	Brown-Forman Corp., 0.58%, 7/5/2016	25,000,000	24,998,389

[a]	Brown-Forman Corp., 0.58%, 7/6/2016	2,000,000	1,999,839

[a]	Canadian National Railway Co., 0.42%, 7/8/2016	17,600,000	17,598,563

[a]	Canadian National Railway Co., 0.41%, 7/18/2016	7,000,000	6,998,645

[a]	CBS Corp., 0.65%, 7/20/2016	15,000,000	14,994,854

[a]	Centerpoint Energy, Inc., 0.60%, 7/1/2016	21,000,000	21,000,000

[a]	Centerpoint Energy, Inc., 0.75%, 7/20/2016	2,800,000	2,798,892

[a]	Church & Dwight Co., Inc., 0.70%, 7/29/2016	5,000,000	4,997,278

	City & County of Denver COP, 0.28%, 12/1/2029	9,500,000	9,500,000

	City of Murray, 0.27%, 5/15/2036	5,500,000	5,500,000

	City of New York GO, 0.28%, 1/1/2036	6,330,000	6,330,000

[a]	Consolidated Edison, Inc., 0.62%, 7/11/2016	25,000,000	24,995,694

	County of Montgomery, 0.29%, 11/15/2045	5,700,000	5,700,000

[a]	Cummins, Inc., 0.40%, 7/13/2016	14,265,000	14,263,098

[a]	Cummins, Inc., 0.43%, 7/13/2016	7,000,000	6,998,997

[a]	CVS Health, 0.52%, 7/1/2016	5,000,000	5,000,000

[a]	CVS Health, 0.55%, 7/1/2016	17,000,000	17,000,000

[a]	Edison International, 0.57%, 7/1/2016	11,000,000	11,000,000

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Capital Management Fund	June 30, 2016 (Unaudited)

		Principal Amount	Value

[a]	Eni Finance USA, Inc., 0.65%, 7/1/2016	17,000,000	17,000,000

[a]	Equifax, Inc., 0.68%, 7/1/2016	5,000,000	5,000,000

[a]	Experian Finance plc, 0.58%, 7/1/2016	22,000,000	22,000,000

	Farmer Mac Discount Note, 0.25%, 7/1/2016	11,000,000	11,000,000

	Farmer Mac Discount Note, 0.26%, 7/8/2016	10,000,000	9,999,494

	Farmer Mac Discount Note, 0.26%, 7/15/2016	4,000,000	3,999,596

	Farmer Mac Discount Note, 0.28%, 7/22/2016	23,000,000	22,996,243

	Federal Home Loan Discount Note, 0.25%, 7/5/2016	7,000,000	6,999,806

	Federal Home Loan Discount Note, 0.22%, 7/6/2016	6,168,000	6,167,812

	Federal Home Loan Discount Note, 0.01%, 7/6/2016	4,000,000	3,999,872

	Federal Home Loan Discount Note, 0.25%, 7/7/2016	1,400,000	1,399,942

	Federal Home Loan Discount Note, 0.01%, 7/11/2016	2,000,000	1,999,861

	Federal Home Loan Discount Note, 0.28%, 7/13/2016	1,950,000	1,949,818

	Federal Home Loan Discount Note, 0.25%, 7/13/2016	14,350,000	14,348,796

	Federal Home Loan Discount Note, 0.28%, 7/20/2016	2,800,000	2,799,586

	Federal Home Loan Discount Note, 0.30%, 7/21/2016	2,300,000	2,299,617

	Federal Home Loan Discount Note, 0.25%, 7/21/2016	2,000,000	1,999,722

	Federal Home Loan Discount Note, 0.30%, 7/22/2016	3,400,000	3,399,405

	Federal Home Loan Discount Note, 0.285%, 7/27/2016	10,300,000	10,297,880

	Florida Power & Light Co., 0.50%, 7/8/2016	21,000,000	20,997,958

[a]	Hitachi America, Ltd., 0.63%, 7/1/2016	21,000,000	21,000,000

[a]	Intel Corp., 0.37%, 7/26/2016	22,000,000	21,994,347

[a]	Intercontinental Exchange, Inc., 0.44%, 7/5/2016	11,000,000	10,999,462

[a]	Kansas City Power & Light Co., 0.65%, 7/1/2016	22,000,000	22,000,000

[a]	Kroger Co., 0.57%, 7/1/2016	21,000,000	21,000,000

[a]	Louisville Gas & Electric Co., 0.60%, 7/5/2016	6,900,000	6,899,540

[a]	Louisville Gas & Electric Co., 0.67%, 7/11/2016	15,000,000	14,997,208

[a]	McCormick & Co., 0.55%, 7/7/2016	12,841,000	12,839,823

[a]	McCormick & Co., 0.55%, 7/22/2016	7,000,000	6,997,754

[a]	Microsoft Corp., 0.35%, 7/13/2016	7,900,000	7,899,078

[a]	National Grid plc, 0.69%, 7/6/2016	24,000,000	23,997,700

[a]	NBC Universal Enterprise, Inc., 0.65%, 7/19/2016	22,500,000	22,492,687

[a]	Nestle Capital Corp., 0.33%, 7/25/2016	20,000,000	19,995,600

	New York City Municipal Water Finance Authority, 0.28%, 6/15/2032	4,825,000	4,825,000

	New York City Municipal Water Finance Authority, 0.28%, 6/15/2045	15,000,000	15,000,000

	New York City Transitional Finance Authority, 0.29%, 11/1/2022	10,530,000	10,530,000

	New York City Transitional Finance Authority, 0.29%, 8/1/2031	5,950,000	5,950,000

[a]	Nextera Energy Capital Holdings, Inc., 0.53%, 7/1/2016	8,000,000	8,000,000

[a]	Nextera Energy Capital Holdings, Inc., 0.67%, 7/6/2016	14,000,000	13,998,697

[a]	Nextera Energy Capital Holdings, Inc., 0.65%, 7/14/2016	2,000,000	1,999,531

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Capital Management Fund	June 30, 2016 (Unaudited)

		Principal Amount	Value

[a]	Novartis Finance Corp., 0.40%, 7/19/2016	24,400,000	24,395,120

[a]	Oglethorpe Power Corp., 0.50%, 7/25/2016	20,000,000	19,993,333

[a]	Pacific Gas & Electric Co., 0.56%, 7/1/2016	21,000,000	21,000,000

[a]	Pacific Gas & Electric Co., 0.73%, 7/27/2016	3,000,000	2,998,418

[a]	PepsiCo, Inc., 0.36%, 7/20/2016	17,400,000	17,396,694

[a]	PotashCorp of Saskatchewan, Inc., 0.74%, 7/12/2016	9,000,000	8,997,965

[a]	Roche Holdings, Inc., 0.38%, 7/20/2016	11,500,000	11,497,694

[a]	Rockwell Automation, Inc., 0.40%, 7/1/2016	23,000,000	23,000,000

	Ryder System, Inc., 0.63%, 7/5/2016	10,000,000	9,999,300

	Ryder System, Inc., 0.67%, 7/14/2016	10,000,000	9,997,581

	South Carolina Electric & Gas, 0.74%, 7/14/2016	21,618,000	21,612,223

[a]	Southern California Edison Co., 0.50%, 7/1/2016	12,000,000	12,000,000

[a]	Southern California Edison Co., 0.53%, 7/5/2016	8,000,000	7,999,529

[a]	Southern California Edison Co., 0.55%, 7/14/2016	4,000,000	3,999,206

[a]	Spectra Energy Capital, LLC, 0.87%, 7/5/2016	7,900,000	7,899,236

[a]	Spectra Energy Capital, LLC, 0.78%, 7/5/2016	6,000,000	5,999,480

[a]	Spectra Energy Partners, LP, 0.899%, 7/18/2016	8,000,000	7,996,603

[a]	Stryker Corp., 0.55%, 7/5/2016	10,000,000	9,999,389

[a]	The Hershey Co., 0.42%, 7/26/2016	12,600,000	12,596,325

[a]	The J.M. Smucker Co., 0.56%, 7/6/2016	5,998,000	5,997,533

[a]	The J.M. Smucker Co., 0.60%, 7/6/2016	22,000,000	21,998,167

[a]	Total Capital S.A., 0.31%, 7/1/2016	10,000,000	10,000,000

[a]	Tyco Electronics Group S.A., 0.61%, 7/1/2016	21,000,000	21,000,000

	Union Electric Co. of Missouri, 0.60%, 7/1/2016	22,000,000	22,000,000

	United States Treasury Bill, 0.178%, 7/7/2016	15,000,000	14,999,555

	United States Treasury Bill, 0.21%, 7/14/2016	15,000,000	14,998,862

	United States Treasury Bill, 0.115%, 7/14/2016	25,000,000	24,998,962

	United States Treasury Bill, 0.138%, 7/28/2016	10,000,000	9,998,965

[a]	Volvo Group, 0.81%, 7/8/2016	10,000,000	9,998,425

[a]	Wal-Mart Stores, Inc., 0.34%, 7/8/2016	11,547,000	11,546,237

	Wisconsin Public Service Corp., 0.58%, 7/7/2016	8,000,000	7,999,227

	Wisconsin Public Service Corp., 0.62%, 7/12/2016	13,200,000	13,197,499

	TOTAL SHORT TERM INVESTMENTS (Cost $1,413,316,127)		1,413,316,127

	TOTAL INVESTMENTS — 95.50% (Cost $1,413,316,127)		$1,413,316,127

	OTHER ASSETS LESS LIABILITIES — 4.50%		66,630,369

	NET ASSETS — 100.00%		$1,479,946,496

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Capital Management Fund	June 30, 2016 (Unaudited)

Footnote Legend

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2016, the aggregate value of these securities in the Fund’s portfolio was $965,537,534, representing 65.24% of the Fund’s net assets.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

CalPERS	California Public Employees’ Retirement System

COP	Certificates of Participation

GO	General Obligation

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization

Thornburg Capital Management Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers one class of shares of beneficial interest: Institutional Class (“Class I”).

Significant accounting policies

The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The following summarizes the significant accounting policies of the Fund:

Valuation Policy and Procedures: Valuation of the Fund’s portfolio investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the Board of Trustees.

The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee. The Committee is authorized by the Audit Committee to calculate values of securities having a maturity of 60 days or less using amortized cost, subject to regular confirmation of those calculated values using procedures approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Capital Management Fund	June 30, 2016 (Unaudited)

cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

NOTE 2 – FAIR VALUE MEASUREMENT

Valuation Measurement: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (“FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee, and valuations for securities having a maturity of 60 days or less are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2016. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurement at June 30, 2016
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Short Term Investments	$1,413,316,127	$-	$1,413,316,127	$-

Total Investments in Securities	$1,413,316,127	$-	$1,413,316,127	$-

In accordance with the guidance prescribed in FASB Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2016.

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Capital Management Fund	June 30, 2016 (Unaudited)

NOTE 3 – INVESTMENTS

At June 30, 2016, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$1,413,316,127

Net unrealized appreciation (depreciation) on investments (tax basis)	$0

There is no unrealized appreciation (depreciation) for the Fund at June 30, 2016 due to all securities with less than 60 days to maturity are being valued by the amortized cost method.

6

Item 2. Controls and Procedures

(a) The principal executive officer and the principal financial officer have concluded that the Thornburg Investment Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Thornburg Investment Trust

By:	/s/ Brian J. McMahon

Brian J. McMahon

President and principal executive officer

Date: August 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian J. McMahon

Brian J. McMahon

President and principal executive officer

Date: August 19, 2016

By:	/s/ Jason H. Brady

Jason H. Brady

Treasurer and principal financial officer

Date: August 19, 2016